UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-07704
Schwab Capital Trust
(Exact name of registrant as specified in charter)
101 Montgomery Street, San Francisco, California 94104
(Address of principal executive offices)     (Zip code)
Randall W. Merk
Schwab Capital Trust
101 Montgomery Street, San Francisco, California 94104
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 627-7000
Date of fiscal year end: October 31
Date of reporting period: April 30, 2010

Item 1: Report(s) to Shareholders.

Semiannual report dated April 30, 2010 enclosed.

Schwab MarketTrack Portfolios ®

Schwab MarketTrack
All Equity Portfoliotm

Schwab MarketTrack
Growth Portfoliotm

Schwab MarketTrack
Balanced Portfoliotm

Schwab MarketTrack
Conservative Portfoliotm

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Schwab MarketTrack Portfolios

Semiannual Report
April 30, 2010

Schwab MarketTrack
All Equity Portfoliotm

Schwab MarketTrack
Growth Portfoliotm

Schwab MarketTrack
Balanced Portfoliotm

Schwab MarketTrack
Conservative Portfoliotm

This page is intentionally left blank.

Four portfolios that combine the power of
indexing with the benefits of asset allocation.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

Total Return for the Report Period

Schwab MarketTrack All Equity Portfoliotm (Ticker Symbol: SWEGX)	14.76%

All Equity Composite Index	13.01%
Fund Category: Morningstar Large-Cap Blend	14.82%

Performance Details	pages 6-7

Schwab MarketTrack Growth Portfoliotm

Investor Shares (Ticker Symbol: SWHGX)	12.69%
P Shares (Ticker Symbol: SWPGX)	12.75%
Growth Composite Index	11.40%
Fund Category: Morningstar Large-Cap Blend	14.82%

Performance Details	pages 8-9

Schwab MarketTrack Balanced Portfoliotm (Ticker Symbol: SWBGX)	9.90%

Balanced Composite Index	9.15%
Fund Category: Morningstar Moderate Allocation	10.45%

Performance Details	pages 10-11

Schwab MarketTrack Conservative Portfoliotm (Ticker Symbol: SWCGX)	7.18%

Conservative Composite Index	6.90%
Fund Category: Morningstar Conservative Allocation	7.79%

Performance Details	pages 12-13

Minimum Initial Investment[1]

Investor Shares	$ 100
P Shares	$100,000

The All Equity Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 70% Dow Jones U.S. Total Stock Market Index and 30% MSCI EAFE Index. The index is maintained by Charles Schwab Investment Management, Inc.

The Growth Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 60% Dow Jones U.S. Total Stock Market Index, 20% MSCI EAFE Index, 15% Barclays Capital U.S. Aggregate Bond Index, and 5% Barclays Capital U.S. Treasury Bills: 1-3 Months Index. The index is maintained by Charles Schwab Investment Management, Inc.

The Balanced Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 45% Dow Jones U.S. Total Stock Market Index, 15% MSCI EAFE Index, 35% Barclays Capital U.S. Aggregate Bond Index, and 5% Barclays Capital U.S. Treasury Bills: 1-3 Months Index. The index is maintained by Charles Schwab Investment Management, Inc.

The Conservative Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 30% Dow Jones U.S. Total Stock Market Index, 10% MSCI EAFE Index, 55% Barclays Capital U.S. Aggregate Bond Index, and 5% Barclays Capital U.S. Treasury Bills: 1-3 Months Index. The index is maintained by Charles Schwab Investment Management, Inc.

Source for category information: Morningstar, Inc.

[1]	Please see prospectus for further details and eligibility requirements.

2 Schwab MarketTrack Portfolios

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

In the United States, we’ve seen modest improvements in employment and consumer spending, along with increased capital spending by businesses. More importantly, the Federal Reserve (the Fed) began to withdraw some of its monetary support programs in 2010 while holding interest rates at historically low levels. The Fed’s description of the U.S. economy at its April 28, 2010 meeting was that the economy “was a little more upbeat but still cautious,” and that the “labor market was beginning to improve,” but then added a cautionary statement about employers remaining reluctant to add jobs to current payrolls. In short, we seem to be in an economic stage that calls for cautious optimism.

From a broader perspective, the global financial marketplace remained challenging as recessionary conditions prevailed along with occasional signs of improvement. Even as major international and domestic equity indices continued to rise, central banks in several countries, including the United States, closely monitored financial markets, debt ratios, monetary exchange rates, interest rates, and inflation, in an ongoing effort to stabilize local and global markets. This was especially true for the governments of Greece, Spain, Portugal, Ireland, and Great Britain, where sovereign debt has escalated and governments have implemented cost-cutting measures while seeking extended, low-cost financing.

For information on the performance of Schwab MarketTrack Portfolios, please see the portfolio manager’s discussion and analysis on the following pages.

In economic environments such as we have today, it’s more important than ever to periodically review your investment portfolio to ensure that your plan is complementary to your financial goals. To that end, we offer a wide array of mutual funds that cover all asset classes. If you would like to talk with us about our mutual funds, we are always available at 1-800-435-4000, and additional resources may be found on schwab.com.

Thank you for investing with us.

Sincerely,

Schwab MarketTrack Portfolios 3

The Investment Environment

The past six months produced significant positive returns and high volatility in global capital markets. Nearly all major equity indices had positive returns. Generally speaking, the domestic equity markets outpaced the international equity markets; fixed income underperformed both.

U.S. small-cap stocks outperformed U.S. large- and mid-cap stocks. Value stocks outpaced growth stocks in all categories. The return of the S&P 500® Index, which is usually seen as a bellwether for financial markets in the United States, was positive at 15.66%. The international stock markets also had positive overall returns for the period, but significantly underperformed domestic stock markets. The MSCI EAFE® Index (Gross) returned 2.68% for the period. In the fixed-income realm, the Barclays Capital U.S. Aggregate Bond Index returned 2.54%.

Economic challenges lingered across the globe. Concerns about the long-term ability of Greece, Spain, and Portugal to manage their significant sovereign debt began to worry investors toward the end of the six-month period when Greece’s debt rating was lowered to junk status by Standard and Poor’s. Portugal and Spain’s debt ratings were also lowered, but not to the same extent as Greece’s.

Government central banks around the world continued to discuss possible ways of stabilizing the struggling countries, and the International Monetary Fund promised, in April 2010, to increase the 45 billion euro aid package for Greece to as much as 120 billion euros over the next three years. The promise for aid came with austerity measures that would have to be implemented by Greece, and any other country that might receive aid.

Central banks also continued to use other tools to help the global financial system maintain sufficient liquidity, such as buying distressed debt from private banks and supporting housing markets by intervening in mortgage markets.

On April 28, 2010, the Federal Open Market Committee (FOMC) reported that economic activity continued to strengthen in the United States and that the labor market was beginning to improve, but tempered its comments by adding that high unemployment, modest income growth, lower housing wealth, and tight credit were still concerns. In light of stable inflation trends, the FOMC maintained the target range for the federal funds rate at 0% to 0.25%.

Gross Domestic Product (GDP) growth increased by approximately 3.0% for the first quarter of 2010, a bit down from the increase of 5.6% reported for the GDP growth rate in the fourth quarter of 2009. Private domestic demand was the main force behind the growth in the first quarter, and consumer spending rose at an annual rate of 3.6%. Also in the first quarter, business investments in equipment and software increased by 13.4%. The U.S. unemployment rate remained close to 10% for the entire six-month period.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

15.66%	S&P 500® Index: measures U.S. large-cap stocks

28.17%	Russell 2000® Index: measures U.S. small-cap stocks

2.68%	MSCI EAFE® Index (Gross): measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

2.54%	Barclays Capital U.S. Aggregate Bond Index: measures the U.S. bond market

0.03%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

4 Schwab MarketTrack Portfolios

Portfolio Management

Daniel Kern, CFA, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day management of the portfolios. He has been the portfolio manager of the funds since 2008. From 2003, until his appointment, he held vice president level positions in product development, investment operations and audit at the firm. Prior to joining the firm in 2003, he worked for more than 13 years in the investment management industry, with more than 6 of those years spent in portfolio management.

Schwab MarketTrack Portfolios 5

Schwab MarketTrack All Equity Portfolio™

The Schwab MarketTrack Portfolios incorporate a mix of different asset classes, and each invests mainly in a combination of other Schwab Funds, most of which are managed using indexing strategies. Each portfolio pursues a different investment goal. Accordingly, portfolio returns over a given period will reflect a blend of returns of the underlying asset classes and will depend on their relative weightings in each portfolio.

The Schwab MarketTrack All Equity Portfolio (the portfolio) returned 14.76% for the period while the All Equity Composite Index returned 13.01%. (For current allocations of the All Equity Composite Index, please refer to footnote 1 on the following page.) The portfolio focuses on long-term stock growth, while remaining close to the target allocations of 45% in large-cap, 30% in international and 25% in small-cap stocks.

On a total return basis, equity securities were strong performers during the six-month period, with domestic stocks significantly outperforming international stocks. In terms of market capitalization, small-cap domestic stocks outperformed large-cap domestic stocks.

The portfolio’s relative performance was primarily driven by its exposure to small-cap stocks in the Schwab Small-Cap Index Fund. Exposure to the Schwab International Index Fund detracted from performance, as international equities underperformed relative to domestic small- and large-cap equities.

As of 4/30/10:

 Statistics

Number of Holdings	4
Weighted Average Market Cap ($ x 1,000,000)	$55,345
Price/Earnings Ratio (P/E)	4.0
Price/Book Ratio (P/B)	2.3
Portfolio Turnover Rate[1]	5%

 Asset Class Weightings % of Investments

Large-Cap Stocks	45.1%
International Stocks	29.7%
Small-Cap Stocks	24.9%
Short-Term Investments	0.3%
Total	100.0%

 Top Holdings % Net Assets2

Schwab S&P 500 Index Fund	45.0%
Schwab International Index Fund	29.7%
Schwab Small-Cap Index Fund	24.9%
Total	99.6%

Manager views and portfolio holdings may have changed since the report date.

Small-company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

6 Schwab MarketTrack Portfolios

 Schwab MarketTrack All Equity Portfoliotm

Performance Summary as of 4/30/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

April 30, 2000 – April 30, 2010
Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2

Portfolio and Inception Date	6 Months	1 Year	5 Years	10 Years

Portfolio: Schwab MarketTrack All Equity Portfoliotm (5/19/98)	14.76%	40.69%	3.74%	1.14%
All Equity Composite Index	13.01%	39.17%	3.73%	1.07%
S&P 500® Index	15.66%	38.84%	2.63%	-0.19%
Fund Category: Morningstar Large-Cap Blend	14.82%	37.81%	2.67%	0.75%

Portfolio Expense Ratios3: Net 0.65%; Gross 0.69%

 Style Assessment4

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	The All Equity Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 70% Dow Jones U.S. Total Stock Market Index and 30% MSCI EAFE Index. The index is maintained by Charles Schwab Investment Management, Inc.
[2]	Portfolio expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the Portfolio invests. The annualized weighted average expense ratio of the underlying funds was 0.15%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Source: Morningstar, Inc. This style assessment is the result of evaluating the portfolio based on a ten-factor model for value and growth characteristics. The portfolio’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the portfolio’s holdings as of 4/30/10, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

Schwab MarketTrack Portfolios 7

Schwab MarketTrack Growth Portfolio™

The Schwab MarketTrack Portfolios incorporate a mix of different asset classes, and each invests mainly in a combination of other Schwab Funds, most of which are managed using indexing strategies. Each portfolio pursues a different investment goal. Accordingly, portfolio returns over a given period will reflect a blend of returns of the underlying asset classes and will depend on their relative weightings in each portfolio.

The Schwab MarketTrack Growth Portfolio (the portfolio) returned 12.69% for the period while the Growth Composite Index returned 11.40%. (For current allocations of the Growth Composite Index, please refer to footnote 1 on the following page.) The portfolio focuses on stock investments, while including some bonds and cash investments, remaining close to the target allocations of 80% stocks, 15% bonds and 5% cash.

On a total return basis, equity securities were strong performers during the six-month period, with domestic stocks significantly outperforming international stocks, and fixed income underperforming both equity categories. In terms of market capitalization, small-cap domestic stocks outperformed large-cap domestic stocks.

The portfolio’s relative performance was primarily driven by its exposure to small-cap stocks in the Schwab Small-Cap Index Fund. Exposure to the Schwab International Index Fund detracted from performance, as international equities underperformed relative to domestic small- and large-cap equities. Additionally, the Schwab Total Bond Market Fund, which underperformed its comparative index by 35 basis points, was a relative detractor for the portfolio.

As of 4/30/10:

 Statistics

Number of Holdings	6
Weighted Average Market Cap ($ x 1,000,000)	$56,460
Price/Earnings Ratio (P/E)	3.8
Price/Book Ratio (P/B)	2.3
Portfolio Turnover Rate[1]	10%

 Asset Class Weightings % of Investments

Large-Cap Stocks	40.2%
Small-Cap Stocks	20.1%
International Stocks	19.7%
Bonds	15.1%
Short-Term Investments	4.9%
Total	100.0%

 Top Holdings % Net Assets2

Schwab S&P 500 Index Fund	40.2%
Schwab Small-Cap Index Fund	20.2%
Schwab International Index Fund	19.7%
Schwab Total Bond Market Fund	15.1%
Schwab Value Advantage Money Fund, Institutional Shares	3.6%
Total	98.8%

Manager views and portfolio holdings may have changed since the report date.

Small-company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

8 Schwab MarketTrack Portfolios

 Schwab MarketTrack Growth Portfoliotm

Performance Summary as of 4/30/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

April 30, 2000 – April 30, 2010
Performance of a Hypothetical
$10,000 Investment in Investor Shares1

April 6, 2006 – April 30, 2010
Performance of a Hypothetical
$100,000 Investment in P Shares1

 Average Annual Total Returns1,2

Portfolio Class and Inception Date	6 Months	1 Year	5 Years	10 Years	Since Inception

Investor Shares (11/20/95)	12.69%	33.47%	3.80%	2.02%	6.15%
P Shares (4/6/06)	12.75%	33.66%	n/a	n/a	0.76%
Growth Composite Index	11.40%	32.30%	4.15%	2.14%	(11/20/95) 6.50%
					(4/6/06) 1.10%
S&P 500® Index	15.66%	38.84%	2.63%	-0.19%	(11/20/95) 6.71%
					(4/6/06) -0.33%
Barclays Capital U.S. Aggregate Bond Index	2.54%	8.30%	5.38%	6.43%	(11/20/95) 6.18%
					(4/6/06) 6.41%
Fund Category: Morningstar Large-Cap Blend	14.82%	37.81%	2.67%	0.75%	(11/20/95) 6.44%
					(4/6/06) -0.71%

Portfolio Expense Ratios3: Investor Shares: Net 0.70%; Gross 0.72% / P Shares: Net 0.55%; Gross 0.58%

 Style Assessment4

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	The Growth Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 60% Dow Jones U.S. Total Stock Market Index, 20% MSCI EAFE Index, 15% Barclays Capital U.S. Aggregate Bond Index, and 5% Barclays Capital U.S. Treasury Bills: 1-3 Months Index. The index is maintained by Charles Schwab Investment Management, Inc.
[2]	Portfolio expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the Portfolio invests. The annualized weighted average expense ratio of the underlying funds was 0.20%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Source: Morningstar, Inc. This style assessment is the result of evaluating the portfolio based on a ten-factor model for value and growth characteristics. The portfolio’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the portfolio’s holdings as of 4/30/10, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

Schwab MarketTrack Portfolios 9

Schwab MarketTrack Balanced Portfolio™

The Schwab MarketTrack Portfolios incorporate a mix of different asset classes, and each invests mainly in a combination of other Schwab Funds, most of which are managed using indexing strategies. Each portfolio pursues a different investment goal. Accordingly, portfolio returns over a given period will reflect a blend of returns of the underlying asset classes and will depend on their relative weightings in each portfolio.

The Schwab MarketTrack Balanced Portfolio (the portfolio) returned 9.90% for the period while the Balanced Composite Index returned 9.15%. (For current allocations of the Balanced Composite Index, please refer to footnote 1 on the following page.) The portfolio focuses on both stock and bond investments, while remaining close to the target allocations of 60% stocks, 35% bonds and 5% cash.

On a total return basis, equity securities were strong performers during the six-month period, with domestic stocks significantly outperforming international stocks, and fixed income underperforming both equity categories. In terms of market capitalization, small-cap domestic stocks outperformed large-cap domestic stocks.

The portfolio’s relative performance was primarily driven by its exposure to small-cap stocks in the Schwab Small-Cap Index Fund. Exposure to the Schwab International Index Fund detracted from performance, as international equities underperformed relative to domestic small- and large-cap equities. Additionally, the Schwab Total Bond Market Fund, which underperformed its comparative index by 35 basis points, was a relative detractor for the portfolio.

As of 4/30/10:

 Statistics

Number of Holdings	6
Weighted Average Market Cap ($ x 1,000,000)	$56,606
Price/Earnings Ratio (P/E)	4.0
Price/Book Ratio (P/B)	2.3
Portfolio Turnover Rate[1]	12%

 Asset Class Weightings % of Investments

Bonds	35.2%
Large-Cap Stocks	30.0%
International Stock	15.0%
Small-Cap Stock	14.9%
Short-Term Investments	4.9%
Total	100.0%

 Top Holdings % Net Assets2

Schwab Total Bond Market Fund	35.1%
Schwab S&P 500 Index Fund	30.0%
Schwab International Index Fund	15.0%
Schwab Small-Cap Index Fund	14.9%
Schwab Value Advantage Money Fund, Institutional Shares	3.3%
Total	98.3%

Manager views and portfolio holdings may have changed since the report date.

Small-company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

10 Schwab MarketTrack Portfolios

 Schwab MarketTrack Balanced Portfoliotm

Performance Summary as of 4/30/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

April 30, 2000 – April 30, 2010
Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2

Portfolio and Inception Date	6 Months	1 Year	5 Years	10 Years

Portfolio: Schwab MarketTrack Balanced Portfoliotm (11/20/95)	9.90%	26.54%	3.60%	2.80%
Balanced Composite Index	9.15%	25.87%	4.60%	3.33%
S&P 500® Index	15.66%	38.84%	2.63%	-0.19%
Barclays Capital U.S. Aggregate Bond Index	2.54%	8.30%	5.38%	6.43%
Fund Category: Morningstar Moderate Allocation	10.45%	29.29%	3.71%	3.18%

Portfolio Expense Ratios3: Net 0.78%; Gross 0.80%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	The Balanced Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 45% Dow Jones U.S. Total Stock Market Index, 15% MSCI EAFE Index, 35% Barclays Capital U.S. Aggregate Bond Index, and 5% Barclays Capital U.S. Treasury Bills: 1-3 Months Index. The index is maintained by Charles Schwab Investment Management, Inc.
[2]	Portfolio expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the Portfolio invests. The annualized weighted average expense ratio of the underlying funds was 0.28%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab MarketTrack Portfolios 11

Schwab MarketTrack Conservative Portfolio™

The Schwab MarketTrack Portfolios incorporate a mix of different asset classes, and each invests mainly in a combination of other Schwab Funds most of which are managed using indexing strategies. Each portfolio pursues a different investment goal. Accordingly, portfolio returns over a given period will reflect a blend of returns of the underlying asset classes, and will depend on their relative weightings in each portfolio.

The Schwab MarketTrack Conservative Portfolio (the portfolio) returned 7.18% for the period while the Conservative Composite Index returned 6.90%. (For current allocations of the Conservative Composite Index, please refer to footnote 1 on the following page.) The portfolio focuses on bond investments, but also includes equity investments, remaining close to the target allocations of 55% bonds, 40% stocks and 5% cash.

On a total return basis, equity securities were strong performers during the six-month period, with domestic stocks significantly outperforming international stocks, and fixed income underperforming both equity categories. In terms of market capitalization, small-cap domestic stocks outperformed large-cap domestic stocks.

The portfolio’s relative performance was primarily driven by its exposure to small-cap stocks in the Schwab Small-Cap Index Fund. Exposure to the Schwab International Index Fund detracted from performance, as international equities underperformed relative to domestic small- and large-cap equities. Additionally, the Schwab Total Bond Market Fund, which underperformed its comparative index by 35 basis points, was a relative detractor for the portfolio.

As of 4/30/10:

 Statistics

Number of Holdings	6
Weighted Average Market Cap ($ x 1,000,000)	$56,474
Price/Earnings Ratio (P/E)	3.7
Price/Book Ratio (P/B)	2.3
Portfolio Turnover Rate[1]	8%

 Asset Class Weightings % of Investments

Bonds	55.6%
Large-Cap Stocks	20.1%
Small-Cap Stocks	10.0%
International Stocks	9.7%
Short-Term Investments	4.6%
Total	100.0%

 Top Holdings % Net Assets2

Schwab Total Bond Market Fund	55.5%
Schwab S&P 500 Index Fund	20.0%
Schwab Small-Cap Index Fund	10.0%
Schwab International Index Fund	9.7%
Schwab Value Advantage Money Fund, Institutional Shares	3.9%
Total	99.1%

Manager views and portfolio holdings may have changed since the report date.

Small-company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

12 Schwab MarketTrack Portfolios

 Schwab MarketTrack Conservative Portfoliotm

Performance Summary as of 4/30/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

April 30, 2000 – April 30, 2010
Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2

Portfolio and Inception Date	6 Months	1 Year	5 Years	10 Years

Portfolio: Schwab MarketTrack Conservative Portfoliotm (11/20/95)	7.18%	19.73%	3.32%	3.48%
Conservative Composite Index	6.90%	19.66%	4.94%	4.41%
S&P 500® Index	15.66%	38.84%	2.63%	-0.19%
Barclays Capital U.S. Aggregate Bond Index	2.54%	8.30%	5.38%	6.43%
Fund Category: Morningstar Conservative Allocation	7.79%	23.36%	3.85%	3.79%

Portfolio Expense Ratios3: Net 0.87%; Gross 0.90%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	The Conservative Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 30% Dow Jones U.S. Total Stock Market Index, 10% MSCI EAFE Index, 55% Barclays Capital U.S. Aggregate Bond Index, and 5% Barclays Capital U.S. Treasury Bills: 1-3 Months Index. The index is maintained by Charles Schwab Investment Management, Inc.
[2]	Portfolio expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the Portfolio invests. The annualized weighted average expense ratio of the underlying funds was 0.37%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab MarketTrack Portfolios 13

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees, and ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2009 and held through April 30, 2010.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 11/1/09	at 4/30/10	11/1/09–4/30/10

Schwab MarketTrack All Equity Portfoliotm
Actual Return	0.51%	$1,000	$1,147.60	$2.66
Hypothetical 5% Return	0.51%	$1,000	$1,022.27	$2.56

Schwab MarketTrack Growth Portfoliotm
Investor Shares
Actual Return	0.51%	$1,000	$1,126.90	$2.69
Hypothetical 5% Return	0.51%	$1,000	$1,022.27	$2.56
P Shares
Actual Return	0.36%	$1,000	$1,127.50	$1.90
Hypothetical 5% Return	0.36%	$1,000	$1,023.01	$1.81

Schwab MarketTrack Balanced Portfoliotm
Actual Return	0.50%	$1,000	$1,099.00	$2.60
Hypothetical 5% Return	0.50%	$1,000	$1,022.32	$2.51

Schwab MarketTrack Conservative Portfoliotm
Actual Return	0.50%	$1,000	$1,071.80	$2.57
Hypothetical 5% Return	0.50%	$1,000	$1,022.32	$2.51

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights; does not include expenses of underlying funds in which the portfolios invest.

[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.

14 Schwab MarketTrack Portfolios

Schwab MarketTrack All Equity Portfolio™

Financial Statements

Financial Highlights

	11/1/09–		11/1/08–	11/1/07–	11/1/06–	11/1/05–	11/1/04–
	4/30/10*		10/31/09	10/31/08	10/31/07	10/31/06	10/31/05

Per-Share Data ($)

Net asset value at beginning of period	9.82		9.44	15.58	13.63	11.55	10.44

Income (loss) from investment operations:
Net investment income (loss)	0.14		0.30	0.20	0.21	0.11	0.12
Net realized and unrealized gains (losses)	1.30		0.83	(6.11)	2.01	2.10	1.11

Total from investment operations	1.44		1.13	(5.91)	2.22	2.21	1.23
Less distributions:
Distributions from net investment income	(0.14)		(0.23)	(0.22)	(0.27)	(0.13)	(0.12)
Distributions from net realized gains	—		(0.52)	(0.01)	—	—	—

Total distributions	(0.14)		(0.75)	(0.23)	(0.27)	(0.13)	(0.12)

Net asset value at end of period	11.12		9.82	9.44	15.58	13.63	11.55

Total return (%)	14.76	[1]	13.54	(38.46)	16.55	19.31	11.81

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[2]	0.51	[3,4]	0.50	0.50	0.50	0.50	0.50
Gross operating expenses[2]	0.54	[3]	0.67	0.73	0.72	0.74	0.75
Net investment income (loss)	2.73	[3]	3.46	1.46	1.24	0.89	1.07
Portfolio turnover rate	5	[1]	10	10	0 [5]	8	49
Net assets, end of period ($ x 1,000,000)	506		461	429	682	527	463

* Unaudited.

1 Not annualized.
2 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
3 Annualized.
4 The ratio of net operating expenses would have been 0.50% if certain non-routine expenses had not been incurred.
5 Less than 1%.

See financial notes 15

 Schwab MarketTrack All Equity Portfolio

Portfolio Holdings as of April 30, 2010 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

99.6%	Other Investment Companies	469,923,114	503,827,526
0.3%	Short-Term Investment	1,440,719	1,440,719

99.9%	Total Investments	471,363,833	505,268,245
0.1%	Other Assets and Liabilities, Net		519,892

100.0%	Total Net Assets		505,788,137

	Number	Value
Security	of Shares	($)

Other Investment Companies 99.6% of net assets

Equity Funds 99.6%
Schwab International Index Fund (a)	9,231,886	150,295,103
Schwab S&P 500 Index Fund (a)	12,265,966	227,656,337
Schwab Small-Cap Index Fund (a)	6,451,875	125,876,086

Total Other Investment Companies
(Cost $469,923,114)		503,827,526

Security	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.3% of net assets

Time Deposit 0.3%
Wells Fargo
0.03%, 05/03/10	1,440,719	1,440,719

Total Short-Term Investment
(Cost $1,440,719)		1,440,719

End of Investments.

At 04/30/10, the tax basis cost of the fund’s investments was $493,356,040 and the unrealized appreciation and depreciation were $12,191,913 and ($279,708), respectively, with a net unrealized appreciation of $11,912,205.

(a)	Issuer is affiliated with the fund’s adviser.

16 See financial notes

 Schwab MarketTrack All Equity Portfolio

Statement of
Assets and Liabilities
As of April 30, 2010; unaudited.

Assets

Investments in affiliated underlying funds, at value (cost $469,923,114)		$503,827,526
Investments in unaffiliated issuers, at value (cost $1,440,719)	+	1,440,719

Total investments, at value (cost $471,363,833)		505,268,245
Receivables:
Fund shares sold		870,029
Interest		1
Prepaid expenses	+	6,375

Total assets		506,144,650

Liabilities

Payables:
Investment adviser and administrator fees		8,628
Shareholder services fees		23,744
Fund shares redeemed		278,943
Accrued expenses	+	45,198

Total liabilities		356,513

Net Assets

Total assets		506,144,650
Total liabilities	−	356,513

Net assets		$505,788,137

Net Assets by Source
Capital received from investors		540,904,696
Net investment income not yet distributed		660,323
Net realized capital losses		(69,681,294)
Net unrealized capital gains		33,904,412

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$505,788,137		45,500,111		$11.12

See financial notes 17

 Schwab MarketTrack All Equity Portfolio

Statement of
Operations
For November 1, 2009 through April 30, 2010; unaudited.

Investment Income

Dividends received from affiliated underlying funds		$7,826,702
Interest	+	211

Total investment income		7,826,913

Expenses

Investment adviser and administrator fees		555,411
Shareholder service fees		603,708
Shareholder reports		46,395
Professional fees		19,062
Transfer agent fees		16,129
Registration fees		13,367
Portfolio accounting fees		12,080
Custodian fees		6,064
Trustees’ fees		4,302
Interest expense		3
Other expenses	+	28,684

Total expenses		1,305,205
Expense reduction by adviser and Schwab	−	75,913

Net expenses	−	1,229,292

Net investment income		6,597,621

Realized and Unrealized Gains (Losses)

Net realized losses on sales of affiliated underlying funds		(7,576,238)
Net realized gains on unaffiliated investments	+	133

Net realized losses		(7,576,105)
Net unrealized gains on affiliated underlying funds	+	67,295,612

Net realized and unrealized gains		59,719,507

Increase in net assets resulting from operations		$66,317,128

18 See financial notes

 Schwab MarketTrack All Equity Portfolio

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/09-4/30/10			11/1/08-10/31/09
Net investment income		$6,597,621	$13,923,424
Net realized losses		(7,576,105)	(28,943,419)
Net unrealized gains	+	67,295,612	67,086,206

Increase in net assets from operations		66,317,128	52,066,211

Distributions to Shareholders

Distributions from net investment income		6,503,913	10,447,556
Distributions from net realized gains	+	—	23,861,871

Total distributions		$6,503,913	$34,309,427

Transactions in Fund Shares

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,872,234	$30,684,951	8,708,360	$74,118,956
Shares reinvested		582,150	6,141,683	3,933,902	32,336,678
Shares redeemed	+	(4,894,327)	(51,805,576)	(11,183,572)	(92,388,572)

Net transactions in fund shares		(1,439,943)	($14,978,942)	1,458,690	$14,067,062

Shares Outstanding and Net Assets

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		46,940,054	$460,953,864	45,481,364	$429,130,018
Total increase or decrease	+	(1,439,943)	44,834,273	1,458,690	31,823,846

End of period		45,500,111	$505,788,137	46,940,054	$460,953,864

Net investment income not yet distributed			$660,323		$566,615

See financial notes 19

Schwab MarketTrack Growth Portfolio™

Financial Statements

Financial Highlights

	11/1/09–		11/1/08–	11/1/07–	11/1/06–	11/1/05–	11/1/04–
Investor Shares	4/30/10*		10/31/09	10/31/08	10/31/07	10/31/06	10/31/05

Per-Share Data ($)

Net asset value at beginning of period	14.51		13.71	21.09	19.16	16.81	15.57

Income (loss) from investment operations:
Net investment income (loss)	0.19		0.39	0.37	0.40	0.30	0.27
Net realized and unrealized gains (losses)	1.64		1.25	(6.94)	2.16	2.33	1.20

Total from investment operations	1.83		1.64	(6.57)	2.56	2.63	1.47
Less distributions:
Distributions from net investment income	(0.30)		(0.40)	(0.41)	(0.46)	(0.28)	(0.23)
Distributions from net realized gains	—		(0.44)	(0.40)	(0.17)	—	—

Total distributions	(0.30)		(0.84)	(0.81)	(0.63)	(0.28)	(0.23)

Net asset value at end of period	16.04		14.51	13.71	21.09	19.16	16.81

Total return (%)	12.69	[1]	12.95	(32.27)	13.69	15.83	9.48

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[2]	0.51	[3,4]	0.50	0.50	0.50	0.50	0.50
Gross operating expenses[2]	0.53	[3]	0.66	0.71	0.70	0.71	0.72
Net investment income (loss)	2.54	[3]	3.03	1.99	1.94	1.74	1.58
Portfolio turnover rate	10	[1]	23	10	4	7	33
Net assets, end of period ($ x 1,000,000)	558		507	454	686	602	657

	11/1/09–		11/1/08–	11/1/07–	11/1/06–	4/6/06[5]–
P Shares	4/30/10*		10/31/09	10/31/08	10/31/07	10/31/06

Per-Share Data ($)

Net asset value at beginning of period	14.51		13.72	21.10	19.18	18.32

Income (loss) from investment operations:
Net investment income (loss)	0.20		0.43	0.37	0.42	0.10
Net realized and unrealized gains (losses)	1.63		1.22	(6.91)	2.16	0.76

Total from investment operations	1.83		1.65	(6.54)	2.58	0.86
Less distributions:
Distributions from net investment income	(0.31)		(0.42)	(0.44)	(0.49)	—
Distributions from net realized gains	—		(0.44)	(0.40)	(0.17)	—

Total distributions	(0.31)		(0.86)	(0.84)	(0.66)	—

Net asset value at end of period	16.03		14.51	13.72	21.10	19.18

Total return (%)	12.75	[1]	13.09	(32.14)	13.83	4.69	[1]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[2]	0.36	[3,6]	0.35	0.35	0.35	0.35	[3]
Gross operating expenses[2]	0.38	[3]	0.51	0.56	0.55	0.56	[3]
Net investment income (loss)	2.69	[3]	3.31	2.10	2.07	0.95	[3]
Portfolio turnover rate	10	[1]	23	10	4	7	[1]
Net assets, end of period ($ x 1,000,000)	88		84	94	138	119

* Unaudited.

1 Not annualized.
2 The expenses incurred by the underlying funds in which the portfolio invests are not included in this ratio.
3 Annualized.
4 The ratio of net operating expenses would have been 0.50% if certain non-routine expenses had not been incurred.
5 Commencement of operations.
6 The ratio of net operating expenses would have been 0.35% if certain non-routine expenses had not been incurred.

20 See financial notes

 Schwab MarketTrack Growth Portfolio

Portfolio Holdings as of April 30, 2010 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

98.7%	Other Investment Companies	529,271,784	638,456,611
1.3%	Short-Term Investment	8,432,555	8,432,555

100.0%	Total Investments	537,704,339	646,889,166
0.0%	Other Assets and Liabilities, Net		(211,084)

100.0%	Total Net Assets		646,678,082

	Number	Value
Security	of Shares	($)

Other Investment Companies 98.7% of net assets

Equity Funds 80.0%
Schwab International Index Fund (a)	7,831,976	127,504,576
Schwab S&P 500 Index Fund (a)	14,002,877	259,893,405
Schwab Small-Cap Index Fund (a)	6,678,502	130,297,564

		517,695,545

Fixed-Income Funds 15.1%
Schwab Total Bond Market Fund (a)	10,766,487	97,759,702

Money Fund 3.6%
Schwab Value Advantage Money Fund,Institutional Shares (a)	23,001,364	23,001,364

Total Other Investment Companies
(Cost $529,271,784)		638,456,611

Security	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 1.3% of net assets

Time Deposit 1.3%
Wells Fargo
0.03%, 05/03/10	8,432,555	8,432,555

Total Short-Term Investment
(Cost $8,432,555)		8,432,555

End of Investments.

At 04/30/10, the tax basis cost of the fund’s investments was $543,607,583 and the unrealized appreciation and depreciation were $105,541,362 and ($2,259,779), respectively, with a net unrealized appreciation of $103,281,583.

(a)	Issuer is affiliated with the fund’s adviser.

See financial notes 21

 Schwab MarketTrack Growth Portfolio

Statement of
Assets and Liabilities
As of April 30, 2010; unaudited.

Assets

Investments in affiliated underlying funds, at value (cost $529,271,784)		$638,456,611
Investments in unaffiliated issuers, at value (cost $8,432,555)	+	8,432,555

Total investments, at value (cost $537,704,339)		646,889,166
Receivables:
Fund shares sold		1,233,065
Dividends		284,797
Interest		7
Prepaid expenses	+	8,232

Total assets		648,415,267

Liabilities

Payables:
Investments bought		284,167
Investment adviser and administrator fees		11,697
Shareholder services fees		22,295
Fund shares redeemed		1,372,396
Accrued expenses	+	46,630

Total liabilities		1,737,185

Net Assets

Total assets		648,415,267
Total liabilities	−	1,737,185

Net assets		$646,678,082

Net Assets by Source
Capital received from investors		578,422,774
Net investment income not yet distributed		89,605
Net realized capital losses		(41,019,124)
Net unrealized capital gains		109,184,827

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV
Investor Shares	$558,293,644		34,813,785		$16.04
P Shares	$88,384,438		5,514,089		$16.03

22 See financial notes

 Schwab MarketTrack Growth Portfolio

Statement of
Operations
For November 1, 2009 through April 30, 2010; unaudited.

Investment Income

Dividends received from unaffiliated underlying funds		$9,429,595
Interest	+	1,073

Total investment income		9,430,668

Expenses

Investment adviser and administrator fees		712,192
Shareholder service fees:
Investor Shares		664,297
P Shares		43,930
Shareholder reports		36,526
Transfer agent fees		21,109
Professional fees		19,691
Portfolio accounting fees		12,690
Registration fees		11,940
Custodian fees		7,278
Trustees’ fees		4,750
Other expenses	+	28,541

Total expenses		1,562,944
Expense reduction by adviser and Schwab	−	61,137

Net expenses	−	1,501,807

Net investment income		7,928,861

Realized and Unrealized Gains (Losses)

Net realized losses on sales of affiliated underlying funds		(2,712,089)
Net realized gains on unaffiliated investments	+	9,862

Net realized losses		(2,702,227)
Net unrealized gains on affiliated underlying funds	+	68,562,500

Net realized and unrealized gains		65,860,273

Increase in net assets resulting from operations		$73,789,134

See financial notes 23

 Schwab MarketTrack Growth Portfolio

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/09-4/30/10			11/1/08-10/31/09
Net investment income		$7,928,861	$16,063,334
Net realized losses		(2,702,227)	(31,086,835)
Net unrealized gains	+	68,562,500	78,311,394

Increase in net assets from operations		73,789,134	63,287,893

Distributions to Shareholders

Distributions from net investment income
Investor Shares		10,262,889	13,232,317
P Shares	+	1,818,947	2,791,634

Total distributions from net investment income		$12,081,836	$16,023,951

Distributions from net realized gains
Investor Shares		—	14,725,965
P Shares	+	—	2,923,653

Total distributions from net realized gains		$—	$17,649,618

Total distributions		$12,081,836	$33,673,569

Transactions in Fund Shares

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		2,957,947	$45,744,956	6,664,962	$86,067,902
P Shares		376,478	5,776,784	673,603	8,706,594

Total shares sold		3,334,425	$51,521,740	7,338,565	$94,774,496

Shares Reinvested
Investor Shares		642,346	$9,802,192	2,157,157	$26,856,610
P Shares	+	119,275	1,818,947	459,798	5,715,288

Total shares reinvested		761,621	$11,621,139	2,616,955	$32,571,898

Shares Redeemed
Investor Shares		(3,731,027)	($57,546,768)	(6,983,306)	($86,229,576)
P Shares	+	(745,713)	(11,480,136)	(2,239,609)	(28,121,336)

Total shares redeemed		(4,476,740)	($69,026,904)	(9,222,915)	($114,350,912)

Net transactions in fund shares		(380,694)	($5,884,025)	732,605	$12,995,482

Shares Outstanding and Net Assets

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		40,708,568	$590,854,809	39,975,963	$548,245,003
Total increase or decrease	+	(380,694)	55,823,273	732,605	42,609,806

End of period		40,327,874	$646,678,082	40,708,568	$590,854,809

Net investment income not yet distributed			$89,605		$4,242,580

24 See financial notes

Schwab MarketTrack Balanced Portfolio™

Financial Statements

Financial Highlights

	11/1/09–		11/1/08–	11/1/07–	11/1/06–	11/1/05–	11/1/04–
	4/30/10*		10/31/09	10/31/08	10/31/07	10/31/06	10/31/05

Per-Share Data ($)

Net asset value at beginning of period	13.54		12.74	18.13	17.04	15.46	14.66

Income (loss) from investment operations:
Net investment income (loss)	0.18		0.38	0.42	0.47	0.38	0.34
Net realized and unrealized gains (losses)	1.15		1.11	(5.06)	1.41	1.58	0.74

Total from investment operations	1.33		1.49	(4.64)	1.88	1.96	1.08
Less distributions:
Distributions from net investment income	(0.31)		(0.44)	(0.48)	(0.50)	(0.34)	(0.28)
Distributions from net realized gains	—		(0.25)	(0.27)	(0.29)	(0.04)	—

Total distributions	(0.31)		(0.69)	(0.75)	(0.79)	(0.38)	(0.28)

Net asset value at end of period	14.56		13.54	12.74	18.13	17.04	15.46

Total return (%)	9.90	[1]	12.41	(26.59)	11.38	12.92	7.41

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[2]	0.50	[3]	0.50	0.50	0.50	0.50	0.50
Gross operating expenses[2]	0.52	[3]	0.66	0.72	0.72	0.73	0.73
Net investment income (loss)	2.61	[3]	3.09	2.57	2.65	2.35	2.20
Portfolio turnover rate	12	[1]	30	17	6	8	25
Net assets, end of period ($ x 1,000,000)	461		434	405	598	534	519

* Unaudited.

1 Not annualized.
2 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
3 Annualized

See financial notes 25

 Schwab MarketTrack Balanced Portfolio

Portfolio Holdings as of April 30, 2010 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

98.4%	Other Investment Companies	381,586,314	453,635,916
1.6%	Short-Term Investment	7,461,657	7,461,657

100.0%	Total Investments	389,047,971	461,097,573
0.0%	Other Assets and Liabilities, Net		224,514

100.0%	Total Net Assets		461,322,087

	Number	Value
Security	of Shares	($)

Other Investment Companies 98.4% of net assets

Equity Funds 60.0%
Schwab International Index Fund (a)	4,255,390	69,277,747
Schwab S&P 500 Index Fund (a)	7,453,289	138,333,047
Schwab Small-Cap Index Fund (a)	3,532,458	68,918,264

		276,529,058

Fixed-Income Funds 35.1%
Schwab Total Bond Market Fund (a)	17,853,080	162,105,968

Money Fund 3.3%
Schwab Value Advantage Money Fund,Institutional Shares (a)	15,000,890	15,000,890

Total Other Investment Companies
(Cost $381,586,314)		453,635,916

Security	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 1.6% of net assets

Time Deposit 1.6%
Wells Fargo
0.03%, 05/03/10	7,461,657	7,461,657

Total Short-Term Investment
(Cost $7,461,657)		7,461,657

End of Investments.

At 04/30/10, the tax basis cost of the fund’s investments was $397,488,290 and the unrealized appreciation and depreciation were $67,520,554 and ($3,911,271), respectively, with a net unrealized appreciation of $63,609,283.

(a)	Issuer is affiliated with the fund’s adviser.

26 See financial notes

 Schwab MarketTrack Balanced Portfolio

Statement of
Assets and Liabilities
As of April 30, 2010; unaudited.

Assets

Investments in affiliated underlying funds, at value (cost $381,586,314)		$453,635,916
Investments in unaffiliated issuers, at value (cost $7,461,657)	+	7,461,657

Total investments, at value (cost $389,047,971)		461,097,573
Receivables:
Investments sold		500,000
Fund shares sold		564,691
Dividends		480,829
Interest		6
Prepaid expenses	+	6,133

Total assets		462,649,232

Liabilities

Payables:
Investments bought		481,015
Investment adviser and administrator fees		8,206
Shareholder services fees		18,805
Fund shares redeemed		786,965
Trustees’ fees		2,382
Accrued expenses	+	29,772

Total liabilities		1,327,145

Net Assets

Total assets		462,649,232
Total liabilities	−	1,327,145

Net assets		$461,322,087

Net Assets by Source
Capital received from investors		416,561,339
Net investment income not yet distributed		1,070,861
Net realized capital losses		(28,359,715)
Net unrealized capital gains		72,049,602

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$461,322,087		31,689,809		$14.56

See financial notes 27

 Schwab MarketTrack Balanced Portfolio

Statement of
Operations
For November 1, 2009 through April 30, 2010; unaudited.

Investment Income

Dividends received from affiliated underlying funds		$6,964,770
Interest	+	1,093

Total investment income		6,965,863

Expenses

Investment adviser and administrator fees		514,539
Shareholder service fees		559,281
Professional fees		18,981
Shareholder reports		18,867
Registration fees		11,523
Portfolio accounting fees		11,117
Transfer agent fees		10,115
Trustees’ fees		6,770
Custodian fees		6,193
Other expenses	+	14,920

Total expenses		1,172,306
Expense reduction by adviser and Schwab	−	43,441

Net expenses	−	1,128,865

Net investment income		5,836,998

Realized and Unrealized Gains (Losses)

Net realized gains on sales of affiliated underlying funds		73,506
Net realized gains on unaffiliated investments	+	6,283

Net realized gains		79,789
Net unrealized gains on affiliated underlying funds	+	36,540,588

Net realized and unrealized gains		36,620,377

Increase in net assets resulting from operations		$42,457,375

28 See financial notes

 Schwab MarketTrack Balanced Portfolio

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/09-4/30/10			11/1/08-10/31/09
Net investment income		$5,836,998	$12,157,550
Net realized gains (losses)		79,789	(24,139,690)
Net unrealized gains	+	36,540,588	57,965,744

Increase in net assets from operations		42,457,375	45,983,604

Distributions to Shareholders

Distributions from net investment income		$9,784,254	$14,076,018
Distributions from net realized gains	+	—	7,743,717

Total distributions		$9,784,254	$21,819,735

Transactions in Fund Shares

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,174,560	$44,772,667	5,527,528	$67,634,861
Shares reinvested		663,279	9,246,104	1,742,428	20,734,893
Shares redeemed	+	(4,170,975)	(58,899,089)	(7,035,012)	(84,003,348)

Net transactions in fund shares		(333,136)	($4,880,318)	234,944	$4,366,406

Shares Outstanding and Net Assets

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		32,022,945	$433,529,284	31,788,001	$404,999,009
Total increase or decrease	+	(333,136)	27,792,803	234,944	28,530,275

End of period		31,689,809	$461,322,087	32,022,945	$433,529,284

Net investment income not yet distributed			$1,070,861		$5,018,117

See financial notes 29

Schwab MarketTrack Conservative Portfolio™

Financial Statements

Financial Highlights

	11/1/09–		11/1/08–	3/28/08–	11/1/06–	11/1/05–	11/1/04–
	4/30/10*		10/31/09	10/31/08	10/31/07	10/31/06	10/31/05

Per-Share Data ($)

Net asset value at beginning of period	12.15		11.34	14.90	14.33	13.42	13.09

Income (loss) from investment operations:
Net investment income (loss)	0.17		0.37	0.43	0.49	0.42	0.36
Net realized and unrealized gains (losses)	0.70		0.91	(3.40)	0.78	1.92	0.32

Total from investment operations	0.87		1.28	(2.97)	1.27	1.34	0.68
Less distributions:
Distributions from net investment income	(0.17)		(0.38)	(0.46)	(0.51)	(0.42)	(0.35)
Distributions from net realized gains	—		(0.09)	(0.13)	(0.19)	(0.01)	—

Total distributions	(0.17)		(0.47)	(0.59)	(0.70)	(0.43)	(0.35)

Net asset value at end of period	12.85		12.15	11.34	14.90	14.33	13.42

Total return (%)	7.18	[1]	11.72	(20.59)	9.12	10.13	5.24

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[2]	0.50	[3]	0.50	0.50	0.50	0.50	0.50
Gross operating expenses[2]	0.56	[3]	0.68	0.74	0.73	0.74	0.75
Net investment income (loss)	2.70	[3]	3.31	3.12	3.37	3.12	2.67
Portfolio turnover rate	8	[1]	25	16	4	11	9
Net assets, end of period ($ x 1,000,000)	189		181	182	252	232	300

* Unaudited.

1 Not annualized.
2 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
3 Annualized.

30 See financial notes

 Schwab MarketTrack Conservative Portfolio

Portfolio Holdings as of April 30, 2010 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

99.1%	Other Investment Companies	164,180,637	187,092,680
0.7%	Short-Term Investment	1,294,321	1,294,321

99.8%	Total Investments	165,474,958	188,387,001
0.2%	Other Assets and Liabilities, Net		283,093

100.0%	Total Net Assets		188,670,094

	Number	Value
Security	of Shares	($)

Other Investment Companies 99.1% of net assets

Equity Funds 39.7%
Schwab International Index Fund (a)	1,123,740	18,294,483
Schwab S&P 500 Index Fund (a)	2,035,091	37,771,280
Schwab Small-Cap Index Fund (a)	969,117	18,907,474

		74,973,237

Fixed-Income Funds 55.5%
Schwab Total Bond Market Fund (a)	11,541,303	104,795,031

Money Fund 3.9%
Schwab Value Advantage Money Fund, Institutional Shares (a)	7,324,412	7,324,412

Total Other Investment Companies
(Cost $164,180,637)		187,092,680

Security	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.7% of net assets

Time Deposit 0.7%
Wells Fargo
0.03%, 05/03/10	1,294,321	1,294,321

Total Short-Term Investment
(Cost $1,294,321)		1,294,321

End of Investments.

At 4/30/10 the tax basis cost of the fund’s investments was $173,163,276 and the unrealized appreciation and depreciation were $18,028,477 and ($2,804752), respectively, with a net unrealized appreciation of $15,223,725.

(a)	Issuer is affiliated with the fund’s adviser.

See financial notes 31

 Schwab MarketTrack Conservative Portfolio

Statement of
Assets and Liabilities
As of April 30, 2010; unaudited.

Assets

Investments in affiliated underlying funds, at value (cost $164,180,637)		$187,092,680
Investments in unaffiliated issuers, at value (cost $1,294,321)	+	1,294,321

Total investments, at value (cost $165,474,958)		188,387,001
Receivables:
Investments sold		200,000
Dividends		308,848
Fund shares sold		157,513
Interest		1
Prepaid expenses	+	3,024

Total assets		189,056,387

Liabilities

Payables:
Investments bought		309,192
Investment adviser and administrator fees		2,912
Shareholder services fees		8,725
Fund shares redeemed		32,500
Accrued expenses	+	32,964

Total liabilities		386,293

Net Assets

Total assets		189,056,387
Total liabilities	−	386,293

Net assets		$188,670,094

Net Assets by Source
Capital received from investors		186,664,173
Net investment income not yet distributed		229,126
Net realized capital losses		(21,135,248)
Net unrealized capital gains		22,912,043

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$188,670,094		14,679,910		$12.85

32 See financial notes

 Schwab MarketTrack Conservative Portfolio

Statement of
Operations
For November 1, 2009 through April 30, 2010; unaudited.

Investment Income

Dividends received from affiliated underlying funds		$2,948,462
Interest	+	230

Total investment income		2,948,692

Expenses

Investment adviser and administrator fees		211,757
Shareholder service fees		230,170
Professional fees		18,542
Transfer agent fees		13,107
Registration fees		11,436
Portfolio accounting fees		8,695
Shareholder reports		7,525
Custodian fees		3,756
Trustees’ fees		3,141
Other expenses	+	9,544

Total expenses		517,673
Expense reduction by adviser and Schwab	−	52,769

Net expenses	−	464,904

Net investment income		2,483,788

Realized and Unrealized Gains (Losses)

Net realized gains on sales of affiliated underlying funds		512,720
Net realized gains on unaffiliated investments	+	1,182

Net realized gains		513,902
Net unrealized gains on affiliated underlying funds	+	9,904,309

Net realized and unrealized gains		10,418,211

Increase in net assets resulting from operations		$12,901,999

See financial notes 33

 Schwab MarketTrack Conservative Portfolio

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/09-4/30/10			11/1/08-10/31/09
Net investment income		$2,483,788	$7,989,293
Net realized gains (losses)		513,902	(19,678,353)
Net unrealized gains	+	9,904,309	37,078,717

Increase in net assets from operations		12,901,999	25,389,657

Distributions to Shareholders[1]

Distributions from net investment income
Investor Shares		2,484,200	5,882,453
P Shares	+	—	2,530,771

Total distributions from net investment income		$2,484,200	$8,413,224

Distributions from net realized gains
Investor Shares		—	1,450,219
P Shares	+	—	713,644

Total distributions from net realized gains		$—	$2,163,863

Total distributions		$2,484,200	$10,577,087

Transactions in Fund Shares1

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		1,341,540	$16,855,221	3,062,687	$34,493,000
P Shares		—	—	860,699	9,543,340

Total shares sold		1,341,540	$16,855,221	3,923,386	$44,036,340

Shares Reinvested
Investor Shares		185,668	$2,322,358	611,891	$6,892,611
P Shares	+	—	—	294,579	3,244,416

Total shares reinvested		185,668	$2,322,358	906,470	$10,137,027

Shares Redeemed
Investor Shares		(1,718,368)	($21,602,949)	(4,893,066)	($53,978,206)
P Shares	+	—	—	(8,763,549)	(102,700,469)

Total shares redeemed		(1,718,368)	($21,602,949)	(13,656,615)	($156,678,675)

Net transactions in fund shares		(191,160)	($2,425,370)	(8,826,759)	($102,505,308)

Shares Outstanding and Net Assets

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		14,871,070	$180,677,665	23,697,829	$268,370,403
Total increase or decrease	+	(191,160)	7,992,429	(8,826,759)	(87,692,738)

End of period		14,679,910	$188,670,094	14,871,070	$180,677,665

Net investment income not yet distributed			$229,126		$229,538

[1]	Effective August 4, 2009, all outstanding P shares were redeemed. The Board of Trustees voted that effective December 10, 2009 the fund would no longer offer P shares.

34 See financial notes

 Schwab MarketTrack Portfolios

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Schwab S&P 500 Index Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab International Index Fund
Laudus Small-Cap MarketMasters Fund
Laudus International MarketMasters Fund
Schwab Balanced Fund
Schwab Premier Equity Fund
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Financial Services Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets Index Fund
Schwab Monthly Income Fund-Moderate Payout
Schwab Monthly Income Fund-Enhanced Payout
Schwab Monthly Income Fund-Maximum Payout

The Schwab MarketTrack Portfolios are primarily “fund of funds” as they invest a major portion of their assets in a combination of other Schwab Funds (underlying funds) to achieve their investment objectives and maintain their asset allocation. In addition, the funds may purchase individual securities to achieve their investment objectives. Each fund bears its share of the allocable expenses of the underlying funds in which they invest. Such expenses are reflected in the net asset value.

Schwab MarketTrack Growth Portfolio offers two share classes: Investor Shares and P Shares. Shares of each class represent an interest in the same portfolio, but each class has different expenses and investment minimums. The Board of Trustees voted that effective December 10, 2009, Schwab MarketTrack All Equity Portfolio, Schwab MarketTrack Balanced Portfolio and Schwab MarketTrack Conservative Portfolio, each offer one share class: Investor Class. Prior to December 10, 2009, Schwab MarketTrack Conservative Portfolio also offered P shares.

Shares are bought and sold (subject to a redemption fee, see Note 8) at closing net asset value(“NAV”), which is the price for all outstanding shares of a fund or share class, as applicable. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the Securities Exchange Commission (“SEC”).

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate.

 35

 Schwab MarketTrack Portfolios

Financial Notes (continued)

2. Significant Accounting Policies (continued):

•	Securities for which no quoted value is available: The Board of Trustees has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when a security is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	Futures and forwards contracts: valued at their settlement prices as of the close of their exchanges (for futures) or at a value based on that day’s exchange rates (for forwards).

•	Underlying funds: valued at their respective net asset values as determined by the underlying fund in accordance with the 1940 Act for a given day.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).

The funds adopted the authoritative guidance under GAAP on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly. Accordingly, if the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The guidance establishes three levels of the fair value hierarchy as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

36

 Schwab MarketTrack Portfolios

Financial Notes (continued)

2. Significant Accounting Policies (continued):

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of April 30, 2010:

Schwab MarketTrack All Equity Portfolio

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$503,827,526	$—	$—	$503,827,526
Short-Term Investment(a)	—	1,440,719	—	1,440,719

Total	$503,827,526	$1,440,719	$—	$505,268,245

Schwab MarketTrack Growth Portfolio

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$638,456,611	$—	$—	$638,456,611
Short-Term Investments	—	8,432,555	—	8,432,555

Total	$638,456,611	$8,432,555	$—	$646,889,166

Schwab MarketTrack Balanced Portfolio

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$453,635,916	$—	$—	$453,635,916
Short-Term Investments(a)	—	7,461,657	—	7,461,657

Total	$453,635,916	$7,461,657	$—	$461,097,573

Schwab MarketTrack Conservative Portfolio

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$187,092,680	$—	$—	$187,092,680
Short-Term Investment(a)	—	1,294,321	—	1,294,321

Total	$187,092,680	$1,294,321	$—	$188,387,001

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

(b) Portfolio Investments:

Derivatives: The funds may invest in futures contracts to reduce the effects of uninvested cash on performance or for other reasons. Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date.

Because futures contracts carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it

 37

 Schwab MarketTrack Portfolios

Financial Notes (continued)

2. Significant Accounting Policies (continued):

is generally a percentage of the contract amount. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the future contract and are accounted for as unrealized gains or losses until the contract is closed, at which time the gains and losses are realized. Futures are traded publicly on exchanges, and their market value changes daily.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly. A fund records the daily change in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker”).

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

(e) Expenses:

Expenses that are specific to a fund are charged directly to that fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, net investment income, other than class specific expenses, and realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains, if any, once a year, except for the Schwab MarketTrack Conservative Portfolio, which makes distributions from net investment income quarterly.

(g) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It is possible that once the results are known, they may turn out to be different from these estimates.

(h) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year except for the Schwab MarketTrack Conservative Portfolio, which typically makes distributions at the end of every calendar quarter. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

38

 Schwab MarketTrack Portfolios

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(i) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications.

The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

3. Risk factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Asset Allocation Risk. The funds are subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of a fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

Market Risk. Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the funds will fluctuate, which means that an investor could lose money.

Underlying Fund Investment Risk. The value of your investment in the funds is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. Before investing in the funds, investors should assess the risks associated with the underlying funds in which the funds may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although a fund’s exposure to a particular risk will be proportionate to the fund’s overall asset allocation and underlying fund allocation.

•	Investment Risk. An investment in an underlying fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The funds may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

•	Investment Style Risk. The underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Each underlying fund follows these stocks during upturns as well as downturns. Because of their indexing strategy, the underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index.

•	Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, the equity market tends to move in cycles, which may cause stock prices to fall over short or extended periods of time.

•	Tracking Error Risk. As an index fund, each underlying fund seeks to track the performance of its benchmark indices, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

•	Large-Cap Risk. Many of the risks of the underlying funds are associated with its investment in the large-cap segments of the stock market. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — bonds or mid- or smallcap stocks, for instance — an underlying fund’s large-cap holdings could reduce performance.

•	Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — bonds or large-cap stocks, for instance — an underlying fund’s small-cap holdings could reduce performance.

•	Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in

 39

 Schwab MarketTrack Portfolios

Financial Notes (continued)

3. Risk factors (continued):

foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

•	Currency Risk. As a result of an underlying fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in a fund would be adversely affected.

•	Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested.

•	Debt Securities Risk. Bond prices generally fall when interest rates rise. Bonds with longer maturities tend to be more sensitive to this risk. Underlying fund performance also could be affected if an issuer or guarantor of a bond held by a fund fails to make timely principal or interest payments or otherwise honor its obligations. Lower-quality bonds are considered speculative with respect to its issuer’s ability to make timely payments or otherwise honor its obligations. In addition, prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about the issuer, an industry or the overall economy.

•	Liquidity Risk. A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

•	Securities Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Direct Investment Risk. A fund may invest directly in individual securities to maintain its allocations. A fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same security.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between it and the trust.

For its advisory and administrative services to each fund, CSIM is entitled to receive an annual fee of 0.23% payable monthly based on each fund’s average daily net assets.

The Board of Trustees has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab) under the Plan. All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee of up to 0.10% for the Schwab MarketTrack Growth Portfolio’s P Shares and 0.25% for the remaining funds. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds). Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds to limit (“expense limitation”) the total annual fund operating expenses, excluding interest, taxes and certain non-routine

40

 Schwab MarketTrack Portfolios

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

expenses for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the funds’ Board of Trustees. The expense limitation as a percentage of average daily net assets is as follows:

	Schwab	Schwab	Schwab	Schwab
	MarketTrack	MarketTrack	MarketTrack	MarketTrack
	All Equity	Growth	Balanced	Conservative
	Portfolio	Portfolio	Portfolio	Portfolio

Investor Shares	0.50%	0.50%	0.50%	0.50%
P Shares*	n/a	0.35%	n/a	n/a

The agreement to limit the funds’ total expenses charged is limited to each fund’s direct operating expenses and, therefore, does not apply to fees and expenses of underlying funds, which are indirect expenses incurred by a fund through its investments in the underlying funds.

*	P Shares are currently only offered by Schwab MarketTrack Growth Portfolio

The funds may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. As of April 30, 2010, the percentages of shares of other related funds owned by each Schwab MarketTrack Portfolio are:

	Schwab	Schwab	Schwab	Schwab
	MarketTrack	MarketTrack	MarketTrack	MarketTrack
	All Equity	Growth	Balanced	Conservative
	Portfolio	Portfolio	Portfolio	Portfolio

Equity Funds:
Schwab International Index Fund	10.5%	8.9%	4.8%	1.3%
Schwab S&P 500 Index Fund	2.3%	2.6%	1.4%	0.4%
Schwab Small-Cap Index Fund	8.7%	9.0%	4.7%	1.3%
Fixed-Income Funds:
Schwab Total Bond Market Fund	—%	10.2%	17.0%	11.0%
Money Funds:
Schwab Value Advantage Money Fund	—%	0.1%	0.1%	0.0% *

*	Less than 0.05%

Below is a summary of the funds’ transactions with their affiliated underlying funds during the period ended April 30, 2010:

Schwab MarketTrack All Equity Portfolio

						Realized	Distribution
	Balance of			Balance	Market	Gain (Loss)	Received*
	Shares Held	Gross	Gross	of Shares Held at	Value at	11/01/2009	11/01/2009
Underlying Fund	at 10/31/09	Additions	Sales	04/30/2010	04/30/2010	to 04/30/2010	to 04/30/2010

Schwab Equity Index Funds:
Schwab International Index Fund	8,562,505	997,724	(328,343)	9,231,886	$150,295,103	$(547,681)	$3,702,411
Schwab S&P 500 Index Fund	12,790,339	277,567	(801,940)	12,265,966	227,656,337	(4,015,049)	3,028,785
Schwab Small-Cap Index Fund	7,488,666	115,500	(1,152,291)	6,451,875	125,876,086	(3,013,508)	1,095,506

Total					$503,827,526	$(7,576,238)	$7,826,702

 41

 Schwab MarketTrack Portfolios

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

Schwab MarketTrack Growth Portfolio

						Realized	Distribution
	Balance of			Balance of	Market	Gain (Loss)	Received*
	Shares Held	Gross	Gross	Shares Held	Value at	11/01/2009	11/01/2009
Underlying Fund	at 10/31/09	Additions	Sales	at 04/30/2010	04/30/2010	to 04/30/2010	to 04/30/2010

Schwab Equity Index Funds:
Schwab International Index Fund	7,252,275	860,235	(280,534)	7,831,976	$127,504,576	$(45,689)	$3,171,513
Schwab S&P 500 Index Fund	14,588,652	366,185	(951,960)	14,002,877	259,893,405	(1,670,546)	3,491,923
Schwab Small-Cap Index Fund	7,630,640	281,081	(1,233,219)	6,678,502	130,297,564	(553,160)	1,141,835
Schwab Bond Funds:
Schwab Total Bond Market Fund	10,103,612	1,266,390	(603,515)	10,766,487	97,759,702	(442,694)	1,613,674
Schwab Money Funds:
Schwab Value Advantage Money Fund, Institutional Shares	23,260,416	23,010,215	(23,269,267)	23,001,364	23,001,364	—	10,650

Total					$638,456,611	$(2,712,089)	$9,429,595

Schwab MarketTrack Balanced Portfolio

						Realized	Distribution
	Balance of			Balance of	Market	Gain (Loss)	Received*
	Shares Held	Gross	Gross	Shares Held	Value at	11/01/2009	11/01/2009
Underlying Fund	at 10/31/09	Additions	Sales	at 04/30/2010	04/30/2010	to 04/30/2010	to 04/30/2010

Schwab Equity Index Funds:
Schwab International Index Fund	3,947,359	634,013	(325,982)	4,255,390	$69,277,747	$237,134	$1,721,029
Schwab S&P 500 Index Fund	7,893,746	406,091	(846,548)	7,453,289	138,333,047	(974,919)	1,890,987
Schwab Small-Cap Index Fund	4,244,673	148,428	(860,643)	3,532,458	68,918,264	1,841,581	612,165
Schwab Bond Funds:
Schwab Total Bond Market Fund	17,171,458	2,176,269	(1,494,647)	17,853,080	162,105,968	(1,030,290)	2,733,798
Schwab Money Funds:
Schwab Value Advantage Money Fund	14,732,411	15,006,539	(14,738,060)	15,000,890	15,000,890	—	6,791

Total					$453,635,916	73,506	6,964,770

42

 Schwab MarketTrack Portfolios

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

Schwab MarketTrack Conservative Portfolio

						Realized	Distribution
	Balance of			Balance of	Market	Gain (Loss)	Received*
	Shares Held	Gross	Gross	Shares Held	Value at	11/01/2009	11/01/2009
Underlying Fund	at 10/31/09	Additions	Sales	at 04/30/2010	04/30/2010	to 04/30/2010	to 04/30/2010

Schwab Equity Index Funds:
Schwab International Index Fund	1,099,466	152,119	(127,845)	1,123,740	$18,294,483	$141,425	$479,587
Schwab S&P 500 Index Fund	2,190,907	116,637	(272,453)	2,035,091	37,771,280	161,545	525,274
Schwab Small-Cap Index Fund	1,166,848	60,459	(258,190)	969,117	18,907,474	741,235	168,278
Schwab Bond Funds:
Schwab Total Bond Market Fund	11,171,182	1,044,054	(673,933)	11,541,303	104,795,031	(531,485)	1,772,108
Schwab Money Funds:
Schwab Value Advantage Money Fund, Institutional Shares	7,721,069	3,343	(400,000)	7,324,412	7,324,412	—	3,215

Total					$187,092,680	$512,720	$2,948,462

*	Distributions received include distributions from net investment income and from capital gains from the underlying funds.

As of April 30, 2010, the shares owned by Schwab Charitable Giving Trust (an affiliate of Schwab) as a percentage of the total shares of the Schwab MarketTrack Growth Portfolio is 13.7%.

The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended April 30, 2010, there were no such security transactions with other Schwab Funds.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

6. Borrowing from Banks:

The funds may borrow money from banks and custodians. The funds have custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street Bank and Trust Company for the committed line of credit.

There were no borrowings from the lines of credit during the period. However, the funds utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

 43

 Schwab MarketTrack Portfolios

Financial Notes (continued)

7. Purchases and Sales of Investment Securities:

For the period ended April 30, 2010, purchases and sales of securities (excluding short-term obligations) were as follows:

	Purchases	Sales/Maturities
	of Securities	of Securities

Schwab MarketTrack All Equity Portfolio	$22,826,702	$39,550,000
Schwab MarketTrack Growth Portfolio	59,076,174	72,019,267
Schwab MarketTrack Balanced Portfolio	54,108,996	64,008,060
Schwab MarketTrack Conservative Portfolio	14,795,536	18,040,000

8. Redemption Fee:

The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:

	Current Period	Prior Period
	(11/01/09-04/30/10)	(11/01/08-10/31/09)

Schwab MarketTrack All Equity Portfolio	$6,241	$17,889
Schwab MarketTrack Growth Portfolio	3,785	19,356
Schwab MarketTrack Balance Portfolio	2,495	7,512
Schwab MarketTrack Conservative Portfolio	2,083	7,195

9. Federal Income Taxes:

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2009, the following funds had capital loss carry forwards available to offset future net capital gains before the expiration dates:

	Schwab	Schwab	Schwab	Schwab
	MarketTrack	MarketTrack	MarketTrack	MarketTrack
	All Equity	Growth	Balanced	Conservative
Expiration Date	Portfolio*	Portfolio	Portfolio	Portfolio

December 31, 2016	$12,514,459	—	—	—
October 31, 2017	—	$34,089,594	$21,312,015	$14,303,826
December 31, 2017	$31,279,738	—	—	—

Total	$43,794,197	$34,089,594	$21,312,015	$14,303,826

For tax purposes, realized net capital losses, occurring after October 31, may be deferred and treated as occurring on the first day of the following year. As of December 31, 2009, the Schwab MarketTrack All Equity Portfolio had deferred realized capital losses of $2,538,506 and did not utilize any capital losses to offset capital gains.

*	Tax information for Schwab MarketTrack All Equity Portfolio is as of December 31, 2009.

As of October 31, 2009, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. The funds are not subject to examination by U.S. federal tax authorities for tax years before 2006 and by state tax authorities for tax years before 2005.

10. Subsequent Events:

Management has determined there are no subsequent events or transactions that would have materially impacted the financial statements as presented.

44

Results of Proxy Voting:

At a special meeting of shareholders of the trust held on December 14, 2009, shareholders approved the following proposal: to elect nine trustees to serve on the Board of Trustees of the trust. The individuals listed in the table below were elected as trustees for each fund. All trustees served as trustees of the trust prior to the special meeting.

	For	Withheld	% For
	(shares)	(shares)

Charles R. Schwab	1,402,634,526.75	105,696,405.10	92.99%
Walter W. Bettinger, II	1,458,729,719.36	49,601,212.49	96.71%
Mariann Byerwalter	1,455,075,604.88	53,255,326.97	96.47%
John F. Cogan	1,458,904,762.09	49,426,169.76	96.72%
William A. Hasler	1,449,460,489.61	58,970,442.24	96.10%
Gerald B. Smith	1,455,433,324.25	52,897,607.60	96.49%
Donald R. Stephens	1,457,006,880.73	51,324,051.12	96.60%
Joseph H. Wender	1,453,198,913.40	55,132,018.45	96.34%
Michael W. Wilsey	1,454,741,033.96	53,589,897.89	96.45%

 45

Trustees and Officers

The tables below give information about the trustees and officers for Schwab Capital Trust which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 85 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC.	77	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009) Director, Excelsior Funds (2006 – 2007)

John F. Cogan 1947 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Fellow: The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	77	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	77	Director, Ditech Networks Corporation (1997 – present)
Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Harris-Stratex Networks (2001 – present)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
Director, Genitope Corporation (2000 – 2009)
			Director, Excelsior Funds (2006 – 2007)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	77	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present)

Donald R. Stephens 1938 Trustee (Trustee of Schwab Capital Trust since 1993.)	Managing Partner, D.R. Stephens & Company (investments) (1973 – present).	77	None

46

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008-present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	77	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Capital Trust since 1993.)	Chairman and Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	77	None

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1993.)	Founded Charles Schwab & Co., Inc. in 1971 and became Chairman in 1978. Since 1986, Chairman and Director, The Charles Schwab Corporation. Since 1989, Director, Charles Schwab Investment Management, Inc., and appointed as Chairman in 1991. Since 1996, Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. Since 1999, Director and Chief Executive Officer, Schwab Holdings, Inc. Since 2003, Chairman, Charles Schwab Bank, N. A.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, and the Charles Schwab & Co., Inc.	77	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Capital Trust since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc., principal underwriter to the Funds, and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	85	None

 47

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc. (August 2004 – present); Executive Vice President, Charles Schwab & Co., Inc. (2002 – present); Director, President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (August 2007 – present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC (Sept. 2002 – present); President and Chief Executive Officer, Schwab Strategic Trust (Oct. 2009 – present); Trustee (June 2006 – Dec. 2009), President and Chief Executive Officer (July 2007 – March 2008; effective July 2, 2010), Laudus Trust and Laudus Institutional Trust; President and Chief Executive Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust (June 2006 – June 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc. (November 2004 – present); Treasurer and Chief Financial Officer, Laudus Trust and Laudus Institutional Trust (2006 – present); Treasurer and Principal Financial Officer, Schwab Strategic Trust (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (Sept. 2002 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc. (July 2000 – present); Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. (June 1998 – present); Secretary and Chief Legal Officer, Schwab Strategic Trust (Oct. 2009 – present); Vice President and Assistant Clerk, Laudus Trust and Laudus Institutional Trust (Feb. 2010 – present); Secretary and Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007); Chief Legal Officer, Laudus Trust and Laudus Institutional Trust (Aug. 2006 – Dec. 2006).

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present) of Laudus Trust and Laudus Institutional Trust. Since 2009, Vice President of Schwab Strategic Trust (Oct. 2009 – present).

Michael Haydel 1972 Vice President (Officer of Schwab Capital Trust since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc. (2004 – present); Vice President (Sept. 2005 – present), Anti-Money Laundering Officer (Oct. 2005 – Feb. 2009), Laudus Trust, Laudus Institutional Trust; Vice President, Schwab Strategic Trust (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first, provided that any trustee who serves on both Schwab Funds and Laudus Funds retires from both boards when first required to retire by either board. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.
[2]	Messrs. Schwab and Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

48

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

 49

Notes

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fund®
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2010 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR13559-13

Semiannual report dated April 30, 2010 enclosed.

Schwab Balanced Fundtm

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This wrapper is not part of the shareholder report.

Schwab Balanced Fundtm

Semiannual Report
April 30, 2010

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Schwab Balanced Fundtm

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

Total Return for the Report Period

Schwab Balanced Fundtm (Ticker Symbol: SWOBX)	10.96%

Balanced Blended Index	10.36%
Fund Category: Morningstar Moderate Allocation	10.45%

Performance Details	pages 6-7

Minimum Initial Investment[1]	$ 100

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Source for category information: Morningstar, Inc.

The Balanced Blended Index is a custom blended index developed by CSIM composed of 60% S&P 500® Index and 40% Barclays Capital U.S. Aggregate Bond Index.

[1]	Please see prospectus for further details and eligibility requirements.

2 Schwab Balanced Fund

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report.

Dear Shareholder,

In the United States, we’ve seen modest improvements in employment and consumer spending, along with increased capital spending by businesses. More importantly, the Federal Reserve (the Fed) began to withdraw some of its monetary support programs in 2010 while holding interest rates at historically low levels. The Fed’s description of the U.S. economy at its April 28, 2010 meeting was that the economy “was a little more upbeat but still cautious,” and that the “labor market was beginning to improve,” but then added a cautionary statement about employers remaining reluctant to add jobs to current payrolls. In short, we seem to be in an economic stage that calls for cautious optimism.

From a broader perspective, the global financial marketplace remained challenging as recessionary conditions prevailed along with occasional signs of improvement. Even as major international and domestic equity indices continued to rise, central banks in several countries, including the United States, closely monitored financial markets, debt ratios, monetary exchange rates, interest rates, and inflation, in an ongoing effort to stabilize local and global markets. This was especially true for the governments of Greece, Spain, Portugal, Ireland, and Great Britain, where sovereign debt has escalated and governments have implemented cost-cutting measures while seeking extended, low-cost financing.

For information on the performance of the Schwab Balanced Fund, please see the fund manager’s discussion and analysis on the following pages.

In economic environments such as we have today, it’s more important than ever to periodically review your investment portfolio to ensure that your plan is complementary to your financial goals. To that end, we offer a wide array of mutual funds that cover all asset classes. If you would like to talk with us about our mutual funds, we are always available at 1-800-435-4000, and additional resources may be found on schwab.com.

Thank you for investing with us.

Sincerely,

Schwab Balanced Fund 3

The Investment Environment

The past six months produced significant positive returns and high volatility in global capital markets. Nearly all major equity indices had positive returns. Generally speaking, the domestic equity markets outpaced the international equity markets; fixed income underperformed both.

U.S. small-cap stocks outperformed U.S. large- and mid-cap stocks. Value stocks outpaced growth stocks in all categories. The return of the S&P 500® Index, which is usually seen as a bellwether for financial markets in the United States, was positive at 15.66%. The international stock markets also had positive overall returns for the period, but significantly underperformed domestic stock markets. The MSCI EAFE® Index (Gross) returned 2.68% for the period. In the fixed-income realm, the Barclays Capital U.S. Aggregate Bond Index returned 2.54%.

Economic challenges lingered across the globe. Concerns about the long-term ability of Greece, Spain, and Portugal to manage their significant sovereign debt began to worry investors toward the end of the six-month period when Greece’s debt rating was lowered to junk status by Standard and Poor’s. Portugal and Spain’s debt ratings were also lowered, but not to the same extent as Greece’s.

Government central banks around the world continued to discuss possible ways of stabilizing the struggling countries, and the International Monetary Fund promised, in April 2010, to increase the 45 billion euro aid package for Greece to as much as 120 billion euros over the next three years. The promise for aid came with austerity measures that would have to be implemented by Greece, and any other country that might receive aid.

Central banks also continued to use other tools to help the global financial system maintain sufficient liquidity, such as buying distressed debt from private banks and supporting housing markets by intervening in mortgage markets.

On April 28, 2010, the Federal Open Market Committee (FOMC) reported that economic activity continued to strengthen in the United States and that the labor market was beginning to improve, but tempered its comments by adding that high unemployment, modest income growth, lower housing wealth, and tight credit were still concerns. In light of stable inflation trends, the FOMC maintained the target range for the federal funds rate at 0% to 0.25%.

Gross Domestic Product (GDP) growth increased by approximately 3.0% for the first quarter of 2010, a bit down from the increase of 5.6% reported for the GDP growth rate in the fourth quarter of 2009. Private domestic demand was the main force behind the growth in the first quarter, and consumer spending rose at an annual rate of 3.6%. Also in the first quarter, business investments in equipment and software increased by 13.4%. The U.S. unemployment rate remained close to 10% for the entire six-month period.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

15.66%	S&P 500® Index: measures U.S. large-cap stocks

28.17%	Russell 2000® Index: measures U.S. small-cap stocks

2.68%	MSCI EAFE® Index (Gross): measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

2.54%	Barclays Capital U.S. Aggregate Bond Index: measures the U.S. bond market

0.03%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

4 Schwab Balanced Fund

Fund Management

Daniel Kern, CFA, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day management of the fund. He has been the portfolio manager of the funds since 2008. From 2003, until his appointment, he held vice president level positions in product development, investment operations and audit at the firm. Prior to joining the firm in 2003, he worked for more than 13 years in the investment management industry, with more than 6 of those years spent in portfolio management.

Schwab Balanced Fund 5

Schwab Balanced Fund™

Schwab Balanced Fund returned 10.96% for the period, while its comparative index, the Balanced Blended Index, returned 10.36%.

On a total return basis, equity securities were strong performers during the six-month period, with domestic stocks significantly outperforming fixed income. In terms of market capitalization, small-cap domestic stocks outperformed large-cap.

Looking at the Fund’s equity component, which makes up over 63% of the portfolio, the Laudus Small-Cap MarketMasters Fund and the Schwab Core Equity Fund produced strong total-return gains. While both holdings underperformed their respective comparative indices, their allocation and overall exposure to U.S. equities, especially to small-cap stocks, aided the fund’s performance relative to its blended comparative index. Within the fund’s fixed-income component, the Schwab Total Bond Market Fund, which underperformed its comparative index by 35 basis points, was a relative detractor for the fund.

As of 4/30/10:

 Statistics

Number of Holdings	4
Weighted Average Market Cap ($ x 1,000,000)	$55,112
Price/Earnings Ratio (P/E)	53.8
Price/Book Ratio (P/B)	2.1
Portfolio Turnover Rate[1]	3%

 Asset Class Weightings % of Investments

Equity Funds - Domestic	63.1%
Fixed - Income Funds	36.4%
Short-Term Investments	0.5%
Total	100.0%

 Top Holdings % of Net Assets2

Schwab Core Equity Fund	49.3%
Schwab Total Bond Market Fund	36.4%
Laudus Small-Cap MarketMasters Fund, Select Shares	13.8%
State Street Institutional Liquid Reserves Fund - Institutional Class	0.5%
Total	100.0%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Small company stocks are subject to greater volatility than other asset classes.

Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

6 Schwab Balanced Fund

 Schwab Balanced Fundtm

Performance Summary as of 4/30/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

April 30, 2000 – April 30, 2010
Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Balanced Fundtm (11/18/96)	10.96%	24.97%	3.05%	2.47%
Balanced Blended Index*	10.36%	25.97%	4.04%	2.75%
S&P 500® Index	15.66%	38.84%	2.63%	-0.19%
Barclays Capital U.S. Aggregate Bond Index	2.54%	8.30%	5.38%	6.43%
Fund Category: Morningstar Moderate Allocation	10.45%	29.29%	3.71%	3.18%

Fund Expense Ratios3: Net 0.75%; Gross 0.91%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Because the fund originally used a different asset allocation strategy and a multi-fund strategy, its performance prior to June 3, 2002 does not reflect the current strategy and may have been different if it did. From June 3, 2002 to February 28, 2008, the fund used a manager of managers strategy, and therefore its performance during this time does not reflect the fund’s current multi-fund strategy and may have been different if it did.

*	The Balanced Blended Index is a custom blended index developed by CSIM composed of 60% S&P 500® Index and 40% Barclays Capital U.S. Aggregate Bond Index.
[1]	Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.75%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Balanced Fund 7

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees, and ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2009 and held through April 30, 2010.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 11/1/09	at 4/30/10	11/1/09–4/30/10

Schwab Balanced Fundtm
Actual Return	0.01	$1,000	$1,109.60	$0.05
Hypothetical 5% Return	0.01	$1,000	$1,024.74	$0.05

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.

8 Schwab Balanced Fund

Schwab Balanced Fund™

Financial Statements

Financial Highlights

	11/1/09–		11/1/08–	11/1/07–	11/1/06–	11/1/05–	11/1/04–
	4/30/10*		10/31/09	10/31/08[1]	10/31/07	10/31/06	10/31/05

Per-Share Data ($)

Net asset value at beginning of period	9.99		9.82	13.86	13.39	12.85	11.88

Income (loss) from investment operations:
Net investment income (loss)	0.11	[2]	0.22 [2]	0.20 [2]	0.25 [2]	0.25 [2]	0.15
Net realized and unrealized gains (losses)	0.98		0.64	(3.26)	1.06	0.83	0.91

Total from investment operations	1.09		0.86	(3.06)	1.31	1.08	1.06
Less distributions:
Distributions from net investment income	(0.19)		(0.37)	(0.29)	(0.24)	(0.16)	(0.09)
Distributions from net realized gains	—		(0.32)	(0.69)	(0.60)	(0.38)	—

Total distributions	(0.19)		(0.69)	(0.98)	(0.84)	(0.54)	(0.09)

Net asset value at end of period	10.89		9.99	9.82	13.86	13.39	12.85

Total return (%)	10.96	[3]	9.45	(23.56)	10.24	8.59	8.92

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[4]	0.01	[5,6]	0.00	0.36	1.02 [7]	1.03 [7]	1.10
Gross operating expenses[4]	0.19	[5]	0.17	0.53	1.27	1.26	1.27
Net investment income (loss)	2.20	[5]	2.41	1.81	1.84	1.90	1.14
Portfolio turnover rate	3	[3]	21	267	244	244	283
Net assets, end of period ($ x 1,000,000)	91		86	85	112	122	130

* Unaudited.
1 Effective February 28, 2008, the Investor Share class and the Select Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Investor Shares.
2 Calculated based on the average shares outstanding during the period.
3 Not annualized.
4 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
5 Annualized.
6 The ratio of net operating expenses would have been 0.00% if certain non-routine expenses had not been incurred.
7 The ratio of net operating expenses would have been 1.10% for periods ended 10/31/06 and 10/31/07, respectively, if custody credits and dividend and interest expenses on short sales had not been incurred.

See financial notes 9

 Schwab Balanced Fund

Portfolio Holdings as of April 30, 2010 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

100.0%	Other Investment Companies	91,881,492	90,474,692

100.0%	Total Investments	91,881,492	90,474,692
0.0%	Other Assets and Liabilities		31,500

100.0%	Net Assets		90,506,192

	Number	Value
Security	of Shares	($)

Other Investment Companies 100.0% of net assets

Equity Funds 63.1%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	1,068,277	12,520,212
Schwab Core Equity Fund (a)	2,771,812	44,570,739

		57,090,951

Fixed-Income Funds 36.4%
Schwab Total Bond Market Fund (a)	3,630,785	32,967,532

Money Funds 0.5%
State Street Institutional Liquid Reserves Fund - Institutional Class	416,209	416,209

Total Other Investment Companies
(Cost $91,881,492)		90,474,692

End of Investments.

At 04/30/10, the tax basis cost of the fund’s investments was $93,064,820 and the unrealized appreciation and depreciation were $2,967,378 and ($5,557,506), respectively, with a net unrealized depreciation of ($2,590,128).

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

10 See financial notes

 Schwab Balanced Fund

Statement of
Assets and Liabilities
As of April 30, 2010; unaudited.

Assets

Investments in affiliated underlying funds, at value (cost $91,465,283)		$90,058,483
Investments in unaffiliated issuers, at value (cost $416,209)	+	416,209

Total investments, at value (cost $91,881,492)		90,474,692
Receivables:
Dividends		96,518
Fund shares sold		55,403
Due from investment adviser		1,245
Interest		95
Prepaid expenses	+	1,539

Total assets		90,629,492

Liabilities

Payables:
Fund shares redeemed		72,146
Accrued expenses	+	51,154

Total liabilities		123,300

Net Assets

Total assets		90,629,492
Total liabilities	−	123,300

Net assets		$90,506,192

Net Assets by Source
Capital received from investors		97,571,832
Net investment income not yet distributed		266,106
Net realized capital losses		(5,924,946)
Net unrealized capital losses		(1,406,800)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$90,506,192		8,313,563		$10.89

See financial notes 11

 Schwab Balanced Fund

Statement of
Operations
For November 1, 2009 through April 30, 2010; unaudited.

Investment Income

Dividends received from affiliated underlying funds		$975,185
Interest	+	394

Total investment income		975,579

Expenses

Shareholder reports		20,677
Professional fees		17,366
Transfer agent fees		12,592
Registration fees		8,742
Portfolio accounting fees		8,386
Trustees’ fees		2,865
Custodian fees		752
Interest expense		8
Other expenses	+	11,740

Total expenses		83,128
Expense reduction by adviser and Schwab	−	80,046
Custody credits	−	6

Net expenses	−	3,076

Net investment income		972,503

Realized and Unrealized Gains (Losses)

Net realized gains on sales of affiliated underlying funds		497,885
Net realized gains on unaffiliated investments	+	2,411

Net realized gains		500,296
Net unrealized gains on affiliated underlying funds	+	7,715,297

Net realized and unrealized gains		8,215,593

Increase in net assets resulting from operations		$9,188,096

12 See financial notes

 Schwab Balanced Fund

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/09-4/30/10			11/1/08-10/31/09
Net investment income		$972,503	$1,941,574
Net realized gains (losses)		500,296	(5,972,403)
Net unrealized gains	+	7,715,297	11,205,277

Increase in net assets from operations		9,188,096	7,174,448

Distributions to Shareholders

Distributions from net investment income		1,576,121	3,132,669
Distributions from net realized gains	+	—	2,727,245

Total distributions		$1,576,121	$5,859,914

Transactions in Fund Shares

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares sold		523,565	$5,480,700	898,966	$8,337,904
Shares reinvested		142,827	1,479,682	607,671	5,511,579
Shares redeemed	+	(912,039)	(9,568,660)	(1,583,828)	(14,502,159)

Net transactions in fund shares		(245,647)	($2,608,278)	(77,191)	($652,676)

Shares Outstanding and Net Assets

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		8,559,210	$85,502,495	8,636,401	$84,840,637
Total increase or decrease	+	(245,647)	5,003,697	(77,191)	661,858

End of period		8,313,563	$90,506,192	8,559,210	$85,502,495

Net investment income not yet distributed			$266,106		$869,724

See financial notes 13

 Schwab Balanced Fund

Financial Notes, unaudited

1. Business Structure of the Fund:

Schwab Balanced Fund is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the fund discussed in this report, which is highlighted:

Schwab Capital Trust (organized May 7, 1993)
Schwab Balanced Fund
Schwab S&P 500 Index Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab International Index Fund
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Laudus Small-Cap MarketMasters Fund
Laudus International MarketMasters Fund
Schwab Premier Equity Fund
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Financial Services Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets Index Fund
Schwab Monthly Income Fund-Moderate Payout
Schwab Monthly Income Fund-Enhanced Payout
Schwab Monthly Income Fund-Maximum Payout

The Schwab Balanced Fund is a single class “fund of funds” which seeks to achieve its investment objective by investing in a diversified group of other Schwab and/or Laudus Funds, but also may invest in other unaffiliated, third party mutual funds, including exchange traded funds (“ETFs”). In addition, the fund may purchase individual securities to maintain its allocations. The fund bears its share of allocable expenses of the underlying funds in which it invests. The financial statements of the fund should be read in conjunction with the underlying funds’ financial statements.

The fund offers one share class. Shares are bought and sold (subject to a redemption fee, see Note 8) at closing net asset value (“NAV”), which is the price for all outstanding shares of a fund, as applicable. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: valued at their respective net asset values as determined by the underlying fund in accordance with the 1940 Act for a given day.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).

14

 Schwab Balanced Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

The fund adopted the authoritative guidance under GAAP on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly. Accordingly, if the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The guidance establishes three levels of the fair value hierarchy as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 Prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of April 30, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$90,474,692	$—	$—	$90,474,692

Total	$90,474,692	$—	$—	$90,474,692

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings

(b) Portfolio Investments:

Repurchase Agreements: The fund may enter into repurchase agreements. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

 15

 Schwab Balanced Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

The fund’s repurchase agreements will be fully collateralized by cash, U.S. government securities, U.S. government agency securities or other securities. All collateral is held by the fund’s custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underling funds.

(e) Expenses:

Expenses that are specific to the fund are charged directly to that fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The fund makes distributions from net investment income and from net realized capital gains, if any, once a year.

(g) Custody Credit:

The fund has an arrangement with its custodian bank, State Street Bank and Trust Company, under which the fund receives a credit for their uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

3. Risk Factors

Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

16

 Schwab Balanced Fund

Financial Notes, unaudited (continued)

3. Risk Factors (continued)

Asset Allocation Risk. The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money.

Underlying Fund Investment Risk. The value of your investment in the fund is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although the fund’s exposure to a particular risk will be proportionate to the fund’s overall asset allocation and underlying fund allocation.

•	Investment Risk. An investment in an underlying fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

•	Management Risk. The underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser (or sub-adviser) will make poor security selections. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results.

•	Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

•	Large- and Mid-Cap Risk. Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more vulnerable to adverse business or economic events than larger more established companies. During a period when large- and mid-cap U.S. stocks fall behind other types of investments — small-cap stocks, for instance — an underlying fund’s large- and mid-cap holdings could reduce performance.

•	Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — large-cap and mid-cap stocks, for instance — an underlying fund’s small-cap holdings could reduce performance.

•	Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. The credit quality of a portfolio investment could also cause a fund’s share price to fall. A fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed income securities may be paid off earlier or later than expected. Either situation could cause a fund to hold securities paying lower than-market rates of interest, which could hurt the fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.

•	ETF Risk. An underlying fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When an underlying fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

 17

 Schwab Balanced Fund

Financial Notes, unaudited (continued)

3. Risk Factors (continued)

•	Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested.

•	Leverage Risk. Certain underlying fund transactions, such as derivatives, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose a fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of a fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately larger impact on the fund.

•	Liquidity Risk. A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

•	Portfolio turnover risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gain distributions.

Direct Investment Risk. The fund may invest a portion of its assets directly in equity and fixed income securities, as well as other mutual funds or ETFs, to maintain its asset allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same security.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between it and the trust.

The Board of Trustees has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund. The fund is not subject to any fee under the Plan.

CSIM and Schwab have agreed with the fund to limit (“expense limitation”) the total expenses charged, excluding interest, taxes and certain non-routine expenses of the fund to 0.00% for so long as CSIM serves as adviser to the fund, which may only be amended or terminated with the approval of the fund’s Board of Trustees.

The agreement to limit the funds’ total expenses charged is limited to each fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expense, which are indirect expenses incurred by a fund through its investments in the underlying funds.

The fund may make direct transactions with certain other Schwab Funds when practical. When the fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. During the period ended April 30, 2010, the fund had no security transactions with other Schwab Funds.

The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. As of April 30, 2010, the percentages of shares of other related funds owned by the Schwab Balanced Fund are:

Equity Funds:
Laudus Small-Cap MarketMasters Fund	2.9%
Schwab Core Equity Fund	2.3%
Fixed-Income Funds:
Schwab Total Bond Market Fund	3.5%

18

 Schwab Balanced Fund

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended April 30, 2010:

	Balance			Balance		Realized	Distribution
	of Shares			of Shares	Market	Gain (Loss)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/09	11/01/09
Underlying Fund	10/31/09	Additions	Sales	04/30/10	04/30/10	to 04/30/10	to 04/30/10

Laudus Small-Cap MarketMasters Fund, Select Shares	1,528,130	—	459,853	1,068,277	$12,520,212	$567,654	$—
Schwab Core Equity Fund	2,771,812	—	—	2,771,812	44,570,739	—	424,642
Schwab Total Bond Market Fund	3,447,725	293,802	110,742	3,630,785	32,967,532	(69,769)	550,543

Total					$90,058,483	$497,885	$975,185

*	Distributions received include distributions from net investment income and from capital gains from the underlying funds.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

6. Borrowing from Banks:

The fund may borrow money from banks and custodians. The fund has custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. The fund also pays an annual fee to State Street Bank and Trust Company for the committed line of credit.

There were no borrowings from the lines of credit during the period. However, the fund utilized its overdraft facility and incurred interest expense, which is included in other expenses in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales of Investment Securities:

For the period ended April 30, 2010, purchases and sales of securities (excluding short-term obligations) were as follows:

Purchase of Securities	Sales/Maturities of Securities

$2,650,000	$6,000,000

8. Redemption Fee:

The fund charges a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are $387 and $2,343, respectively.

9. Federal Income Taxes:

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2009, the fund had capital loss carry forwards of $5,199,466 available to offset future net capital gains before October 31, 2017.

 19

 Schwab Balanced Fund

Financial Notes, unaudited (continued)

9. Federal Income Taxes (continued):

As of October 31, 2009, the fund had no capital losses utilized or capital losses deferred.

As of October 31, 2009, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purpose, four years from the date of filing) as applicable to the fund and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. The fund is not subject to examination by U.S. federal tax authorities for tax years before 2006 and by state tax authorities for the tax years before 2005.

10. Subsequent Events:

Management has determined there are no subsequent events or transactions that would have materially impacted the financial statements as presented.

20

Results of Proxy Voting:

At a special meeting of shareholders of the trust held on December 14, 2009, shareholders approved the following proposal: to elect nine trustees to serve on the Board of Trustees of the trust. The individuals listed in the table below were elected as trustees for each fund. All trustees served as trustees of the trust prior to the special meeting.

	For	Withheld	% For
	(shares)	(shares)

Charles R. Schwab	1,402,634,526.75	105,696,405.10	92.99%
Walter W. Bettinger, II	1,458,729,719.36	49,601,212.49	96.71%
Mariann Byerwalter	1,455,075,604.88	53,255,326.97	96.47%
John F. Cogan	1,458,904,762.09	49,426,169.76	96.72%
William A. Hasler	1,449,460,489.61	58,970,442.24	96.10%
Gerald B. Smith	1,455,433,324.25	52,897,607.60	96.49%
Donald R. Stephens	1,457,006,880.73	51,324,051.12	96.60%
Joseph H. Wender	1,453,198,913.40	55,132,018.45	96.34%
Michael W. Wilsey	1,454,741,033.96	53,589,897.89	96.45%

 21

Trustees and Officers

The tables below give information about the trustees and officers for Schwab Capital Trust which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 85 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC.	77	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009) Director, Excelsior Funds (2006 – 2007)

John F. Cogan 1947 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Fellow: The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	77	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	77	Director, Ditech Networks Corporation (1997 – present)
Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Harris-Stratex Networks (2001 – present)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
Director, Genitope Corporation (2000 – 2009)
			Director, Excelsior Funds (2006 – 2007)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	77	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present)

Donald R. Stephens 1938 Trustee (Trustee of Schwab Capital Trust since 1993.)	Managing Partner, D.R. Stephens & Company (investments) (1973 – present).	77	None

22

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008-present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	77	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Capital Trust since 1993.)	Chairman and Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	77	None

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1993.)	Founded Charles Schwab & Co., Inc. in 1971 and became Chairman in 1978. Since 1986, Chairman and Director, The Charles Schwab Corporation. Since 1989, Director, Charles Schwab Investment Management, Inc., and appointed as Chairman in 1991. Since 1996, Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. Since 1999, Director and Chief Executive Officer, Schwab Holdings, Inc. Since 2003, Chairman, Charles Schwab Bank, N. A.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, and the Charles Schwab & Co., Inc.	77	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Capital Trust since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc., principal underwriter to the Funds, and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	85	None

 23

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc. (August 2004 – present); Executive Vice President, Charles Schwab & Co., Inc. (2002 – present); Director, President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (August 2007 – present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC (Sept. 2002 – present); President and Chief Executive Officer, Schwab Strategic Trust (Oct. 2009 – present); Trustee (June 2006 – Dec. 2009), President and Chief Executive Officer (July 2007 – March 2008; effective July 2, 2010), Laudus Trust and Laudus Institutional Trust; President and Chief Executive Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust (June 2006 – June 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc. (November 2004 – present); Treasurer and Chief Financial Officer, Laudus Trust and Laudus Institutional Trust (2006 – present); Treasurer and Principal Financial Officer, Schwab Strategic Trust (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (Sept. 2002 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc. (July 2000 – present); Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. (June 1998 – present); Secretary and Chief Legal Officer, Schwab Strategic Trust (Oct. 2009 – present); Vice President and Assistant Clerk, Laudus Trust and Laudus Institutional Trust (Feb. 2010 – present); Secretary and Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007); Chief Legal Officer, Laudus Trust and Laudus Institutional Trust (Aug. 2006 – Dec. 2006).

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present) of Laudus Trust and Laudus Institutional Trust. Since 2009, Vice President of Schwab Strategic Trust (Oct. 2009 – present).

Michael Haydel 1972 Vice President (Officer of Schwab Capital Trust since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc. (2004 – present); Vice President (Sept. 2005 – present), Anti-Money Laundering Officer (Oct. 2005 – Feb. 2009), Laudus Trust, Laudus Institutional Trust; Vice President, Schwab Strategic Trust (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first, provided that any trustee who serves on both Schwab Funds and Laudus Funds retires from both boards when first required to retire by either board. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.
[2]	Messrs. Schwab and Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

24

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

 25

Notes

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fund®
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2010 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR34721-04

Semiannual report dated April 30, 2010 enclosed.

Schwab Target Funds

Schwab Target 2010 Fund

Schwab Target 2015 Fund

Schwab Target 2020 Fund

Schwab Target 2025 Fund

Schwab Target 2030 Fund

Schwab Target 2035 Fund

Schwab Target 2040 Fund

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This wrapper is not part of the shareholder report.

Schwab Target Funds

Semiannual Report
April 30, 2010

Schwab Target 2010 Fund

Schwab Target 2015 Fund

Schwab Target 2020 Fund

Schwab Target 2025 Fund

Schwab Target 2030 Fund

Schwab Target 2035 Fund

Schwab Target 2040 Fund

A suite of seven mutual funds to help keep your retirement
investments properly allocated over your lifetime.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

Total Return for the Report Period

Schwab Target 2010 Fund (Ticker Symbol: SWBRX)	7.44%

Target 2010 Composite Index	7.52%
Fund Category: Morningstar Target-Date 2000-2010	8.32%

Performance Details	pages 6-7

Schwab Target 2015 Fund (Ticker Symbol: SWGRX)	9.08%

Target 2015 Composite Index	8.86%
Fund Category: Morningstar Target-Date 2011-2015	9.73%

Performance Details	pages 8-9

Schwab Target 2020 Fund (Ticker Symbol: SWCRX)	10.13%

Target 2020 Composite Index	9.60%
Fund Category: Morningstar Target-Date 2016-2020	9.90%

Performance Details	pages 10-11

Schwab Target 2025 Fund (Ticker Symbol: SWHRX)	11.26%

Target 2025 Composite Index	10.24%
Fund Category: Morningstar Target-Date 2021-2025	12.07%

Performance Details	pages 12-13

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results for less than one year are not annualized.

Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the funds’ returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Source for category information: Morningstar, Inc.

The Target 2010 Composite Index is a custom blended index developed by CSIM based on the 2010 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 28.1% Dow Jones U.S. Total Stock Market Index, 8.7% MSCI EAFE (Gross) Index, 29.9% Barclays Capital U.S. Aggregate Bond Index, 1.9% FTSE EPRA/NAREIT Global Index, 5.6% Barclays Capital U.S. Aggregate Intermediate Bond Index, 1.3% MSCI Emerging Markets (Gross) Index, 3.0% Barclays Capital U.S. TIPS Index, 2.5% Citigroup Non-U.S. Dollar World Government Bond Index, 12.0% Barclays Capital U.S. Government/Credit: 1-5 Years, and 7.0% Barclays Capital U.S. Treasury Bills: 1-3 Months.

The Target 2015 Composite Index is a custom blended index developed by CSIM based on the 2015 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 37.7% Dow Jones U.S. Total Stock Market Index, 11.1% MSCI EAFE (Gross) Index, 25.0% Barclays Capital U.S. Aggregate Bond Index, 3.3% FTSE EPRA/NAREIT Global Index, 3.5% Barclays Capital U.S. Aggregate Intermediate Bond Index, 1.9% MSCI Emerging Markets (Gross) Index, 3.0% Barclays Capital U.S. TIPS Index, 2.5% Citigroup Non-U.S. Dollar World Government Bond Index, 7.0% Barclays Capital U.S. Government/Credit: 1-5 Years, and 5.0% Barclays Capital U.S. Treasury Bills: 1-3 Months.

The Target 2020 Composite Index is a custom blended index developed by CSIM based on the 2020 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 45.4% Dow Jones U.S. Total Stock Market Index, 13.6% MSCI EAFE (Gross) Index, 23.5% Barclays Capital U.S. Aggregate Bond Index, 3.6% FTSE EPRA/NAREIT Global Index, 2.0% Barclays Capital U.S. Aggregate Intermediate Bond Index, 2.4% MSCI Emerging Markets (Gross) Index, 2.5% Barclays Capital U.S. TIPS Index, 2.5% Citigroup Non-U.S. Dollar World Government Bond Index, 2.5% Barclays Capital U.S. Government/Credit: 1-5 Years, and 2.0% Barclays Capital U.S. Treasury Bills: 1-3 Months.

The Target 2025 Composite Index is a custom blended index developed by CSIM based on the 2025 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 51.0% Dow Jones U.S. Total Stock Market Index, 15.4% MSCI EAFE (Gross) Index, 19.5% Barclays Capital U.S. Aggregate Bond Index, 4.0% FTSE EPRA/NAREIT Global Index, 1.5% Barclays Capital U.S. Aggregate Intermediate Bond Index, 2.6% MSCI Emerging Markets (Gross) Index, 2.0% Barclays Capital U.S. TIPS Index, 2.0% Citigroup Non-U.S. Dollar World Government Bond Index, and 2.0% Barclays Capital U.S. Treasury Bills: 1-3 Months.

Schwab Target Funds 1

Performance at a Glance continued

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

Total Return for the Report Period

Schwab Target 2030 Fund (Ticker Symbol: SWDRX)	12.19%

Target 2030 Composite Index	10.74%
Fund Category: Morningstar Target-Date 2026-2030	11.86%

Performance Details	pages 14-15

Schwab Target 2035 Fund (Ticker Symbol: SWIRX)	12.80%

Target 2035 Composite Index	11.24%
Fund Category: Morningstar Target-Date 2031-2035	13.33%

Performance Details	pages 16-17

Schwab Target 2040 Fund (Ticker Symbol: SWERX)	13.26%

Target 2040 Composite Index	11.72%
Fund Category: Morningstar Target-Date 2036-2040	12.90%

Performance Details	pages 18-19

Minimum Initial Investment[1]	$ 100

The Target 2030 Composite Index is a custom blended index developed by CSIM based on the 2030 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 55.7% Dow Jones U.S. Total Stock Market Index, 16.9% MSCI EAFE (Gross) Index, 14.6% Barclays Capital U.S. Aggregate Bond Index, 4.3% FTSE EPRA/NAREIT Global Index, 1.0% Barclays Capital U.S. Aggregate Intermediate Bond Index, 3.1% MSCI Emerging Markets (Gross) Index, 1.2% Barclays Capital U.S. TIPS Index, 1.2% Citigroup Non-U.S. Dollar World Government Bond Index, and 2.0% Barclays Capital U.S. Treasury Bills: 1-3 Months.

The Target 2035 Composite Index is a custom blended index developed by CSIM based on the 2035 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 59.4% Dow Jones U.S. Total Stock Market Index, 18.6% MSCI EAFE (Gross) Index, 9.5% Barclays Capital U.S. Aggregate Bond Index, 4.6% FTSE EPRA/NAREIT Global Index, 0.9% Barclays Capital U.S. Aggregate Intermediate Bond Index, 3.4% MSCI Emerging Markets (Gross) Index, 0.8% Barclays Capital U.S. TIPS Index, 0.8% Citigroup Non-U.S. Dollar World Government Bond Index, and 2.0% Barclays Capital U.S. Treasury Bills: 1-3 Months.

The Target 2040 Composite Index is a custom blended index developed by CSIM based on the 2040 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 62.0% Dow Jones U.S. Total Stock Market Index, 19.4% MSCI EAFE (Gross) Index, 6.1% Barclays Capital U.S. Aggregate Bond Index, 5.0% FTSE EPRA/NAREIT Global Index, 0.9% Barclays Capital U.S. Aggregate Intermediate Bond Index, 3.6% MSCI Emerging Markets (Gross) Index, 0.5% Barclays Capital U.S. TIPS Index, 0.5% Citigroup Non-U.S. Dollar World Government Bond Index, and 2.0% Barclays Capital U.S. Treasury Bills: 1-3 Months.

[1]	Please see prospectus for further details and eligibility requirements.

2 Schwab Target Funds

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

In the United States, we’ve seen modest improvements in employment and consumer spending, along with increased capital spending by businesses. More importantly, the Federal Reserve (the Fed) began to withdraw some of its monetary support programs in 2010 while holding interest rates at historically low levels. The Fed’s description of the U.S. economy at its April 28, 2010 meeting was that the economy “was a little more upbeat but still cautious,” and that the “labor market was beginning to improve,” but then added a cautionary statement about employers remaining reluctant to add jobs to current payrolls. In short, we seem to be in an economic stage that calls for cautious optimism.

From a broader perspective, the global financial marketplace remained challenging as recessionary conditions prevailed along with occasional signs of improvement. Even as major international and domestic equity indices continued to rise, central banks in several countries, including the United States, closely monitored financial markets, debt ratios, monetary exchange rates, interest rates, and inflation, in an ongoing effort to stabilize local and global markets. This was especially true for the governments of Greece, Spain, Portugal, Ireland, and Great Britain, where sovereign debt has escalated and governments have implemented cost-cutting measures while seeking extended, low-cost financing.

For information on the performance of the Schwab Target Funds, please see the fund manager’s discussion and analysis on the following pages.

In economic environments such as we have today, it’s more important than ever to periodically review your investment portfolio to ensure that your plan is complementary to your financial goals. To that end, we offer a wide array of mutual funds that cover all asset classes. If you would like to talk with us about our mutual funds, we are always available at 1-800-435-4000, and additional resources may be found on schwab.com.

Thank you for investing with us.

Sincerely,

Schwab Target Funds 3

The Investment Environment

The past six months produced significant positive returns and high volatility in global capital markets. Nearly all major equity indices had positive returns. Generally speaking, the domestic equity markets outpaced the international equity markets; fixed income underperformed both.

U.S. small-cap stocks outperformed U.S. large- and mid-cap stocks. Value stocks outpaced growth stocks in all categories. The returns of the Dow Jones U.S. Total Stock Market Index and the S&P 500® Index, which are broad measures of the performance of the financial markets in the United States, were positive at 17.78% and 15.66%, respectively. The international stock markets also had positive overall returns for the period, but significantly underperformed domestic stock markets. The MSCI EAFE® Index (Gross) returned 2.68% for the period. In the fixed-income realm, the Barclays Capital U.S. Aggregate Bond Index returned 2.54%.

Economic challenges lingered across the globe. Concerns about the long-term ability of Greece, Spain, and Portugal to manage their significant sovereign debt began to worry investors toward the end of the six-month period when Greece’s debt rating was lowered to junk status by Standard and Poor’s. Portugal and Spain’s debt ratings were also lowered, but not to the same extent as Greece’s.

Government central banks around the world continued to discuss possible ways of stabilizing the struggling countries, and the International Monetary Fund promised, in April 2010, to increase the 45 billion euro aid package for Greece to as much as 120 billion euros over the next three years. The promise for aid came with austerity measures that would have to be implemented by Greece, and any other country that might receive aid.

Central banks also continued to use other tools to help the global financial system maintain sufficient liquidity, such as buying distressed debt from private banks and supporting housing markets by intervening in mortgage markets.

On April 28, 2010, the Federal Open Market Committee (FOMC) reported that economic activity continued to strengthen in the United States and that the labor market was beginning to improve, but tempered its comments by adding that high unemployment, modest income growth, lower housing wealth, and tight credit were still concerns. In light of stable inflation trends, the FOMC maintained the target range for the federal funds rate at 0% to 0.25%.

Gross Domestic Product (GDP) growth increased by approximately 3.0% for the first quarter of 2010, a bit down from the increase of 5.6% reported for the GDP growth rate in the fourth quarter of 2009. Private domestic demand was the main force behind the growth in the first quarter, and consumer spending rose at an annual rate of 3.6%. Also in the first quarter, business investments in equipment and software increased by 13.4%. The U.S. unemployment rate remained close to 10% for the entire six-month period.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

15.66%	S&P 500® Index: measures U.S. large-cap stocks

28.17%	Russell 2000® Index: measures U.S. small-cap stocks

2.68%	MSCI EAFE® Index (Gross): measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

2.54%	Barclays Capital U.S. Aggregate Bond Index: measures the U.S. bond market

0.03%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

4 Schwab Target Funds

Fund Management

Daniel Kern, CFA, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day management of the funds. He has been the portfolio manager of the funds since 2008. From 2003, until his appointment, he held vice president level positions in product development, investment operations and audit at the firm. Prior to joining the firm in 2003, he worked for more than 13 years in the investment management industry, with more than 6 of those years spent in portfolio management.

Schwab Target Funds 5

Schwab Target 2010 Fund

The Schwab Target Funds (the funds) invest primarily in a combination of other Schwab Funds and Laudus Funds. Each fund may also invest in unaffiliated, third-party mutual funds (together, with the Schwab and Laudus Funds, the underlying funds).* These underlying funds include stock, bond and money market mutual funds that are used by the funds to meet their various target asset allocations and investment styles. Performance of the funds, thus, reflects a blend of the results of their underlying funds. The target asset allocation will be adjusted annually based on the adviser’s asset allocation strategy. In general, each Target fund’s allocation to equity will decrease and its allocation to fixed income will increase as the fund approaches its target retirement date and for 20 years thereafter.

The Schwab Target 2010 Fund (the 2010 fund) returned 7.44% for the period while the Target 2010 Composite Index returned 7.52%. (For current allocations of the Target 2010 Composite Index, please refer to footnote 3 on the following page.) The 2010 fund was rebalanced during the first quarter of 2010 in accordance with the glide path allocation model as part of its strategic annual adjustment. Allocation targets for the 2010 fund are approximately 40% equity, 53% fixed income and 7% money market funds.

Looking at the 2010 fund’s equity component, the Schwab Core Equity Fund and the Laudus Growth Investors U.S. Large Cap Growth Fund posted strong absolute returns. Exposure to domestic equities, which strongly outperformed domestic fixed income during the period, helped the 2010 fund’s overall performance. In the international realm, exposure to the Laudus International MarketMasters Fund, which significantly outperformed its comparative index, also provided solid returns for the period.

Within the 2010 fund’s fixed income component, returns were somewhat mixed. Relative detractors were the Schwab Total Bond Market Fund and Schwab Short-Term Bond Market Fund, which underperformed their comparative indices by 35 and 21 basis points, respectively. In contrast, exposure to the PIMCO Total Return Fund and the Schwab Premier Income Fund, which outperformed their comparative indices by approximately 200 and 400 basis points, respectively, helped to compensate for the lower-performing funds. The 2010 fund also has higher exposure to fixed income relative to others in the same Morningstar category.

As of 4/30/10:

 Statistics

Number of Holdings	23
Weighted Average Market Cap ($ x 1,000,000)	$51,626
Price/Earnings Ratio (P/E)	24.6
Price/Book Ratio (P/B)	2.1
Portfolio Turnover Rate[1]	9%

 Asset Class Weightings % of Investments*

Fixed-Income Funds	53.0%
Equity Funds - Domestic	28.3%
Equity Funds - International	11.7%
Short-Term Investments	7.0%
Total	100.0%

 Top Holdings % of Net Assets2

Schwab Total Bond Market Fund	23.8%
Schwab Short-Term Bond Market Fund	11.9%
Schwab Core Equity Fund	8.5%
Schwab S&P 500 Index Fund	7.5%
PIMCO Total Return Fund, Institutional Shares	5.9%
Schwab Premier Income Fund	5.6%
Schwab Value Advantage Money Fund, Institutional Shares	4.5%
Laudus Growth Investors U.S. Large Cap Growth Fund	4.1%
Laudus International MarketMasters Fund, Select Shares	3.8%
Schwab Inflation Protected Fund	3.1%
Total	78.7%

Manager views and portfolio holdings may have changed since the report date.

The Laudus Mondrian Funds and Laudus Growth Investors U.S. Large Cap Growth Fund are part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

*	Each fund intends to invest in a combination of the underlying funds; however, each fund may also invest directly in equity and fixed income securities, exchange traded funds, cash equivalents, including money market securities, and futures.
[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

6 Schwab Target Funds

 Schwab Target 2010 Fund

Performance Summary as of 4/30/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

July 1, 2005 – April 30, 2010
Performance of a Hypothetical
$10,000 Investment1,3

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception

Fund: Schwab Target 2010 Fund (7/1/05)	7.44%	21.73%	-3.22%	2.78%
Target 2010 Composite Index[3]	7.52%	23.49%	-0.30%	4.51%
Dow Jones U.S. Total Stock Market Index	17.78%	41.06%	-4.30%	2.71%
Barclays Capital U.S. Aggregate Bond Index	2.54%	8.30%	6.32%	5.22%
Fund Category: Morningstar Target-Date 2000-2010	8.32%	26.14%	-0.75%	3.15%

Fund Expense Ratios4: Net 0.70%; Gross 0.85%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

[1]	Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	The Target 2010 Composite Index is a custom blended index developed by CSIM based on the 2010 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 28.1% Dow Jones U.S. Total Stock Market Index, 8.7% MSCI EAFE (Gross) Index, 29.9% Barclays Capital U.S. Aggregate Bond Index, 1.9% FTSE EPRA/NAREIT Global Index, 5.6% Barclays Capital U.S. Aggregate Intermediate Bond Index, 1.3% MSCI Emerging Markets (Gross) Index, 3.0% Barclays Capital U.S. TIPS Index, 2.5% Citigroup Non-U.S. Dollar World Government Bond Index, 12.0% Barclays Capital U.S. Government/Credit: 1-5 Years, and 7.0% Barclays Capital U.S. Treasury Bills: 1-3 Months.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.70%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Funds 7

Schwab Target 2015 Fund

The Schwab Target Funds (the funds) invest primarily in a combination of other Schwab Funds and Laudus Funds. Each fund may also invest in unaffiliated, third-party mutual funds (together, with the Schwab and Laudus Funds, the underlying funds).* These underlying funds include stock, bond and money market mutual funds that are used by the funds to meet their various target asset allocations and investment styles. Performance of the funds, thus, reflects a blend of the results of their underlying funds. The target asset allocation will be adjusted annually based on the adviser’s asset allocation strategy. In general, each Target fund’s allocation to equity will decrease and its allocation to fixed income will increase as the fund approaches its target retirement date and for 20 years thereafter.

The Schwab Target 2015 Fund (the 2015 fund) returned 9.08% for the period while the Target 2015 Composite Index returned 8.86%. (For current allocations of the Target 2015 Composite Index, please refer to footnote 3 on the following page.) The 2015 fund was rebalanced during the first quarter of 2010 in accordance with the glide path allocation model as part of its strategic annual adjustment. Allocation targets for the 2015 fund are approximately 54% equity, 41% fixed income and 5% money market funds.

Looking at the 2015 fund’s equity component, the Schwab Core Equity Fund and the Laudus Growth Investors U.S. Large Cap Growth Fund posted strong absolute returns. Exposure to domestic equities, which strongly outperformed domestic fixed income during the period, helped the 2015 fund’s overall performance. In the international realm, the 2015 fund’s exposure to the Laudus International MarketMasters Fund, which significantly outperformed its comparative index, also provided solid returns for the period.

Within the 2015 fund’s fixed income component, returns were somewhat mixed. Relative detractors were the Schwab Total Bond Market Fund and Schwab Short Term Bond Market Fund, which underperformed their comparative indices by 35 and 21 basis points, respectively. In contrast, exposure to the PIMCO Total Return Fund and the Schwab Premier Income Fund, which outperformed their comparative indices by approximately 200 and 400 basis points, respectively, helped to compensate for the lower-performing funds.

As of 4/30/10:

 Statistics

Number of Holdings	24
Weighted Average Market Cap ($ x 1,000,000)	$49,490
Price/Earnings Ratio (P/E)	24.9
Price/Book Ratio (P/B)	2.0
Portfolio Turnover Rate[1]	3%

 Asset Class Weightings % of Investments*

Equity Funds - Domestic	37.3%
Fixed-Income Funds	41.2%
Equity Funds - International	16.2%
Short-Term Investments	5.3%
Total	100.0%

 Top Holdings % of Net Assets2

Schwab Total Bond Market Fund	20.5%
Schwab Core Equity Fund	10.9%
Schwab S&P 500 Index Fund	9.6%
Schwab Short-Term Bond Market Fund	7.0%
Laudus Growth Investors U.S. Large Cap Growth Fund	5.1%
Laudus International MarketMasters Fund, Select Shares	4.6%
PIMCO Total Return Fund, Institutional Shares	4.6%
Schwab Small-Cap Equity Fund	4.6%
Schwab Premier Income Fund	3.5%
Schwab Global Real Estate Fund	3.3%
Total	73.7%

Manager views and portfolio holdings may have changed since the report date.

The Laudus Mondrian Funds and Laudus Growth Investors U.S. Large Cap Growth Fund are part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

*	Each fund intends to invest in a combination of the underlying funds; however, each fund may also invest directly in equity and fixed income securities, exchange traded funds, cash equivalents, including money market securities, and futures.
[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

8 Schwab Target Funds

 Schwab Target 2015 Fund

Performance Summary as of 4/30/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

March 12, 2008 – April 30, 2010
Performance of a Hypothetical
$10,000 Investment1,3

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	Since Inception

Fund: Schwab Target 2015 Fund (3/12/08)	9.08%	25.83%	0.55%
Target 2015 Composite Index[3]	8.86%	27.08%	0.69%
Dow Jones U.S. Total Stock Market Index	17.78%	41.06%	-1.34%
Barclays Capital U.S. Aggregate Bond Index	2.54%	8.30%	6.29%
Fund Category: Morningstar Target-Date 2011-2015	9.73%	28.40%	-0.61%

Fund Expense Ratios4: Net 0.78%; Gross 1.61%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	The Target 2015 Composite Index is a custom blended index developed by CSIM based on the 2015 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 37.7% Dow Jones U.S. Total Stock Market Index, 11.1% MSCI EAFE (Gross) Index, 25.0% Barclays Capital U.S. Aggregate Bond Index, 3.3% FTSE EPRA/NAREIT Global Index, 3.5% Barclays Capital U.S. Aggregate Intermediate Bond Index, 1.9% MSCI Emerging Markets (Gross) Index, 3.0% Barclays Capital U.S. TIPS Index, 2.5% Citigroup Non-U.S. Dollar World Government Bond Index, 7.0% Barclays Capital U.S. Government/Credit: 1-5 Years, and 5.0% Barclays Capital U.S. Treasury Bills: 1-3 Months.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.78%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Funds 9

Schwab Target 2020 Fund

The Schwab Target Funds (the funds) invest primarily in a combination of other Schwab Funds and Laudus Funds. Each fund may also invest in unaffiliated, third-party mutual funds (together, with the Schwab and Laudus Funds, the underlying funds).* These underlying funds include stock, bond and money market mutual funds that are used by the funds to meet their various target asset allocations and investment styles. Performance of the funds, thus, reflects a blend of the results of their underlying funds. The target asset allocation will be adjusted annually based on the adviser’s asset allocation strategy. In general, each Target fund’s allocation to equity will decrease and its allocation to fixed income will increase as the fund approaches its target retirement date and for 20 years thereafter.

The Schwab Target 2020 Fund (the 2020 fund) returned 10.13% for the period while the Target 2020 Composite Index returned 9.60%. (For current allocations of the Target 2020 Composite Index, please refer to footnote 3 on the following page.) The 2020 fund was rebalanced during the first quarter of 2010 in accordance with the glide path allocation model as part of its strategic annual adjustment. Allocation targets for the 2020 fund are approximately 65% equity, 33% fixed income and 2% money market funds.

Looking at the 2020 fund’s equity component, the Laudus Growth Investors U.S. Large Cap Growth Fund and the Schwab Dividend Equity Fund posted strong absolute returns. Exposure to domestic equities, which strongly outperformed domestic fixed income during the period, helped the 2020 fund’s overall performance. In the international realm, the 2020 fund’s exposure to the Laudus International MarketMasters Fund and the American Century International Growth Fund, which significantly outperformed their comparative indices, contributed positively to the 2020 fund’s performance.

Within the 2020 fund’s fixed income component, returns were somewhat mixed. Exposure to the Schwab Total Bond Market Fund, which underperformed its comparative index by 35 basis points, was a relative detractor. In contrast, exposure to the PIMCO Total Return Fund, which outperformed its comparative index by nearly 200 basis points, helped to compensate for the lower-performing fund.

As of 4/30/10:

 Statistics

Number of Holdings	23
Weighted Average Market Cap ($ x 1,000,000)	$50,581
Price/Earnings Ratio (P/E)	24.6
Price/Book Ratio (P/B)	2.0
Portfolio Turnover Rate[1]	4%

 Asset Class Weightings % of Investments*

Equity Funds - Domestic	45.1%
Fixed-Income Funds	32.6%
Equity Funds - International	19.6%
Short-Term Investments	2.7%
Total	100.0%

 Top Holdings % of Net Assets2

Schwab Total Bond Market Fund	19.8%
Schwab Core Equity Fund	13.3%
Schwab S&P 500 Index Fund	11.6%
Laudus Growth Investors U.S. Large Cap Growth Fund	6.4%
Laudus International MarketMasters Fund, Select Shares	5.7%
Schwab Small-Cap Equity Fund	5.0%
Schwab Global Real Estate Fund	3.7%
PIMCO Total Return Fund, Institutional Shares	3.4%
Schwab Dividend Equity Fund	3.2%
American Century International Growth Fund, Institutional Shares	2.8%
Total	74.9%

Manager views and portfolio holdings may have changed since the report date.

The Laudus Mondrian Funds and Laudus Growth Investors U.S. Large Cap Growth Fund are part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

*	Each fund intends to invest in a combination of the underlying funds; however, each fund may also invest directly in equity and fixed income securities, exchange traded funds, cash equivalents, including money market securities, and futures.
[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

10 Schwab Target Funds

 Schwab Target 2020 Fund

Performance Summary as of 4/30/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

July 1, 2005 – April 30, 2010
Performance of a Hypothetical
$10,000 Investment1,3

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception

Fund: Schwab Target 2020 Fund (7/1/05)	10.13%	29.17%	-2.71%	3.51%
Target 2020 Composite Index[3]	9.60%	28.68%	-1.20%	4.30%
Dow Jones U.S. Total Stock Market Index	17.78%	41.06%	-4.30%	2.71%
Barclays Capital U.S. Aggregate Bond Index	2.54%	8.30%	6.32%	5.22%
Fund Category: Morningstar Target-Date 2016-2020	9.90%	29.43%	-2.84%	2.55%

Fund Expense Ratios4: Net 0.80%; Gross 0.89%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	The Target 2020 Composite Index is a custom blended index developed by CSIM based on the 2020 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 45.4% Dow Jones U.S. Total Stock Market Index, 13.6% MSCI EAFE (Gross) Index, 23.5% Barclays Capital U.S. Aggregate Bond Index, 3.6% FTSE EPRA/NAREIT Global Index, 2.0% Barclays Capital U.S. Aggregate Intermediate Bond Index, 2.4% MSCI Emerging Markets (Gross) Index, 2.5% Barclays Capital U.S. TIPS Index, 2.5% Citigroup Non-U.S. Dollar World Government Bond Index, 2.5% Barclays Capital U.S. Government/Credit: 1-5 Years, and 2.0% Barclays Capital U.S. Treasury Bills: 1-3 Months.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.80%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Funds 11

Schwab Target 2025 Fund

The Schwab Target Funds (the funds) invest primarily in a combination of other Schwab Funds and Laudus Funds. Each fund may also invest in unaffiliated, third-party mutual funds (together, with the Schwab and Laudus Funds, the underlying funds).* These underlying funds include stock, bond and money market mutual funds that are used by the funds to meet their various target asset allocations and investment styles. Performance of the funds, thus, reflects a blend of the results of their underlying funds. The target asset allocation will be adjusted annually based on the adviser’s asset allocation strategy. In general, each Target fund’s allocation to equity will decrease and its allocation to fixed income will increase as the fund approaches its target retirement date and for 20 years thereafter.

The Schwab Target 2025 Fund (the 2025 fund) returned 11.26% for the period while the Target 2025 Composite Index returned 10.24%. (For current allocations of the Target 2025 Composite Index, please refer to footnote 3 on the following page.) The 2025 fund was rebalanced during the first quarter of 2010 in accordance with the glide path allocation model as part of its strategic annual adjustment. Allocation targets for the 2025 fund are approximately 73% equity, 25% fixed income and 2% money market funds.

Looking at the 2025 fund’s equity component, the Schwab Small-Cap Equity Fund was a strong performer. In addition, the Schwab Core Equity Fund, the Laudus Growth Investors U.S. Large Cap Growth Fund and the Schwab Dividend Equity Fund all had strong absolute returns. Exposure to domestic equities, which strongly outperformed domestic fixed income during the period, helped the 2025 fund’s overall performance.

In the international equity realm, the 2025 fund’s exposure to the Laudus International MarketMasters Fund and the American Century International Growth Fund, which significantly outperformed their comparative indices, contributed positively to performance. In addition, the Schwab Global Real Estate Fund slightly outperformed its comparative index while the Laudus Mondrian International Equity Fund underperformed its comparative index.

Within the 2025 fund’s fixed income component, exposure to the Schwab Total Bond Market Fund, which underperformed its comparative index by 35 basis points, was a relative detractor.

As of 4/30/10:

 Statistics

Number of Holdings	22
Weighted Average Market Cap ($ x 1,000,000)	$49,641
Price/Earnings Ratio (P/E)	25.0
Price/Book Ratio (P/B)	2.0
Portfolio Turnover Rate[1]	4%

 Asset Class Weightings % of Investments*

Equity Funds - Domestic	50.5%
Fixed-Income Funds	25.2%
Equity Funds - International	22.0%
Short-Term Investments	2.3%
Total	100.0%

 Top Holdings % of Net Assets2

Schwab Total Bond Market Fund	16.7%
Schwab Core Equity Fund	15.2%
Schwab S&P 500 Index Fund	12.7%
Laudus Growth Investors U.S. Large Cap Growth Fund	6.9%
Laudus International MarketMasters Fund, Select Shares	6.4%
Schwab Small-Cap Equity Fund	5.9%
Schwab Dividend Equity Fund	4.3%
Schwab Global Real Estate Fund	4.0%
American Century International Growth Fund, Institutional Shares	3.2%
Laudus Mondrian International Equity Fund, Institutional Shares	3.2%
Total	78.5%

Manager views and portfolio holdings may have changed since the report date.

The Laudus Mondrian Funds and Laudus Growth Investors U.S. Large Cap Growth Fund are part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

*	Each fund intends to invest in a combination of the underlying funds; however, each fund may also invest directly in equity and fixed income securities, exchange traded funds, cash equivalents, including money market securities, and futures.
[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

12 Schwab Target Funds

 Schwab Target 2025 Fund

Performance Summary as of 4/30/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

March 12, 2008 – April 30, 2010
Performance of a Hypothetical
$10,000 Investment1,3

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	Since Inception

Fund: Schwab Target 2025 Fund (3/12/08)	11.26%	31.88%	2.10%
Target 2025 Composite Index[3]	10.24%	30.25%	0.17%
Dow Jones U.S. Total Stock Market Index	17.78%	41.06%	-1.34%
Barclays Capital U.S. Aggregate Bond Index	2.54%	8.30%	6.29%
Fund Category: Morningstar Target-Date 2021-2025	12.07%	33.87%	-1.44%

Fund Expense Ratios4: Net 0.84%; Gross 1.39%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	The Target 2025 Composite Index is a custom blended index developed by CSIM based on the 2025 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 51.0% Dow Jones U.S. Total Stock Market Index, 15.4% MSCI EAFE (Gross) Index, 19.5% Barclays Capital U.S. Aggregate Bond Index, 4.0% FTSE EPRA/NAREIT Global Index, 1.5% Barclays Capital U.S. Aggregate Intermediate Bond Index, 2.6% MSCI Emerging Markets (Gross) Index, 2.0% Barclays Capital U.S. TIPS Index, 2.0% Citigroup Non-U.S. Dollar World Government Bond Index, and 2.0% Barclays Capital U.S. Treasury Bills: 1-3 Months.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.84%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Funds 13

Schwab Target 2030 Fund

The Schwab Target Funds (the funds) invest primarily in a combination of other Schwab Funds and Laudus Funds. Each fund may also invest in unaffiliated, third-party mutual funds (together, with the Schwab and Laudus Funds, the underlying funds).* These underlying funds include stock, bond and money market mutual funds that are used by the funds to meet their various target asset allocations and investment styles. Performance of the funds, thus, reflects a blend of the results of their underlying funds. The target asset allocation will be adjusted annually based on the adviser’s asset allocation strategy. In general, each Target fund’s allocation to equity will decrease and its allocation to fixed income will increase as the fund approaches its target retirement date and for 20 years thereafter.

The Schwab Target 2030 Fund (the 2030 fund) returned 12.19% for the period while the Target 2030 Composite Index returned 10.74%. (For current allocations of the Target 2030 Composite Index, please refer to footnote 3 on the following page.) The 2030 fund was rebalanced during the first quarter of 2010 in accordance with the glide path allocation model as part of its strategic annual adjustment. Allocation targets for the 2030 fund are approximately 80% equity, 18% fixed income and 2% money market funds.

Looking at the 2030 fund’s equity components, the Schwab Small-Cap Equity Fund and the Laudus Small-Cap MarketMasters Fund were strong performers for the fund. In addition, the Schwab Core Equity Fund, the Laudus Growth Investors U.S. Large Cap Growth Fund and the Schwab Dividend Equity Fund all had strong absolute returns. Exposure to domestic equities, which strongly outperformed domestic fixed income during the period, helped the 2030 fund’s overall performance.

In the international equity realm, the 2030 fund’s exposure to the Laudus International MarketMasters Fund and the American Century International Growth Fund, which significantly outperformed their comparative indices, contributed positively. In addition, the Schwab Global Real Estate Fund slightly outperformed its comparative index while the Laudus Mondrian International Equity Fund underperformed its comparative index.

Within the 2030 fund’s fixed income component, exposure to the Schwab Total Bond Market Fund, which underperformed its comparative index by 35 basis points, was a relative detractor.

As of 4/30/10:

 Statistics

Number of Holdings	22
Weighted Average Market Cap ($ x 1,000,000)	$49,020
Price/Earnings Ratio (P/E)	26.4
Price/Book Ratio (P/B)	2.0
Portfolio Turnover Rate[1]	4%

 Asset Class Weightings % of Investments*

Equity Funds - Domestic	55.5%
Equity Funds - International	24.1%
Fixed Income	17.8%
Short-Term Investments	2.6%
Total	100.0%

 Top Holdings % of Net Assets2

Schwab Core Equity Fund	16.2%
Schwab S&P 500 Index Fund	13.7%
Schwab Total Bond Market Fund	12.4%
Laudus Growth Investors U.S. Large Cap Growth Fund	7.4%
Schwab Small-Cap Equity Fund	7.2%
Laudus International MarketMasters Fund, Select Shares	6.8%
Schwab Global Real Estate Fund	4.2%
Schwab Dividend Equity Fund	3.9%
Laudus Small-Cap MarketMasters Fund, Select Shares	3.8%
Laudus Mondrian International Equity Fund, Institutional Shares	3.5%
Total	79.1%

Manager views and portfolio holdings may have changed since the report date.

The Laudus Mondrian Funds and Laudus Growth Investors U.S. Large Cap Growth Fund are part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

*	Each fund intends to invest in a combination of the underlying funds; however, each fund may also invest directly in equity and fixed income securities, exchange traded funds, cash equivalents, including money market securities, and futures.
[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

14 Schwab Target Funds

 Schwab Target 2030 Fund

Performance Summary as of 4/30/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

July 1, 2005 – April 30, 2010
Performance of a Hypothetical
$10,000 Investment1,3

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception

Fund: Schwab Target 2030 Fund (7/1/05)	12.19%	33.89%	-2.65%	3.84%
Target 2030 Composite Index[3]	10.74%	31.51%	-1.98%	4.14%
Dow Jones U.S. Total Stock Market Index	17.78%	41.06%	-4.30%	2.71%
Barclays Capital U.S. Aggregate Bond Index	2.54%	8.30%	6.32%	5.22%
Fund Category: Morningstar Target-Date 2026-2030	11.86%	34.71%	-4.28%	2.28%

Fund Expense Ratios4: Net 0.85%; Gross 0.95%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	The Target 2030 Composite Index is a custom blended index developed by CSIM based on the 2030 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 55.7% Dow Jones U.S. Total Stock Market Index, 16.9% MSCI EAFE (Gross) Index, 14.6% Barclays Capital U.S. Aggregate Bond Index, 4.3% FTSE EPRA/NAREIT Global Index, 1.0% Barclays Capital U.S. Aggregate Intermediate Bond Index, 3.1% MSCI Emerging Markets (Gross) Index, 1.2% Barclays Capital U.S. TIPS Index, 1.2% Citigroup Non-U.S. Dollar World Government Bond Index, and 2.0% Barclays Capital U.S. Treasury Bills: 1-3 Months.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.85%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Funds 15

Schwab Target 2035 Fund

The Schwab Target Funds (the funds) invest primarily in a combination of other Schwab Funds and Laudus Funds. Each fund may also invest in unaffiliated, third-party mutual funds (together, with the Schwab and Laudus Funds, the underlying funds).* These underlying funds include stock, bond and money market mutual funds that are used by the funds to meet their various target asset allocations and investment styles. Performance of the funds, thus, reflects a blend of the results of their underlying funds. The target asset allocation will be adjusted annually based on the adviser’s asset allocation strategy. In general, each Target fund’s allocation to equity will decrease and its allocation to fixed income will increase as the fund approaches its target retirement date and for 20 years thereafter.

The Schwab Target 2035 Fund (the 2035 fund) returned 12.80% for the period while the Target 2035 Composite Index returned 11.24%. (For current allocations of the Target 2035 Composite Index, please refer to footnote 3 on the following page.) The 2035 fund was rebalanced during the first quarter of 2010 in accordance with the glide path allocation model as part of its strategic annual adjustment. Allocation targets for the 2035 fund are approximately 86% equity, 12% fixed income and 2% money market funds.

Looking at the 2035 fund’s equity component, the Schwab Small-Cap Equity Fund and the Laudus Small-Cap MarketMasters Fund were strong performers for the fund. In addition, the Schwab Core Equity Fund, the Laudus Growth Investors U.S. Large Cap Growth Fund and the Schwab Dividend Equity Fund all had strong absolute returns. Exposure to domestic equities, which strongly outperformed domestic fixed income during the period, helped the 2035 fund’s overall performance.

In the international equity realm, the 2035 fund’s exposure to the Laudus International MarketMasters Fund and the American Century International Growth Fund, which significantly outperformed their comparative indices, contributed positively to the fund. In addition, the Schwab Global Real Estate Fund slightly outperformed its comparative index while the Laudus Mondrian International Equity Fund underperformed its comparative index.

Within the 2035 fund’s fixed income component, exposure to the Schwab Total Bond Market Fund, which underperformed its comparative index by 35 basis points, was a relative detractor.

As of 4/30/10:

 Statistics

Number of Holdings	22
Weighted Average Market Cap ($ x 1,000,000)	$48,623
Price/Earnings Ratio (P/E)	26.0
Price/Book Ratio (P/B)	2.0
Portfolio Turnover Rate[1]	5%

 Asset Class Weightings % of Investments*

Equity Funds - Domestic	59.0%
Equity Funds - International	26.6%
Fixed Income Funds	12.0%
Short-Term Investments	2.4%
Total	100.0%

 Top Holdings % of Net Assets2

Schwab Core Equity Fund	17.2%
Schwab S&P 500 Index Fund	14.7%
Schwab Total Bond Market Fund	8.4%
Laudus Growth Investors U.S. Large Cap Growth Fund	7.9%
Laudus International MarketMasters Fund, Select Shares	7.6%
Laudus Small-Cap MarketMasters Fund, Select Shares	7.3%
Schwab Global Real Estate Fund	4.6%
Schwab Dividend Equity Fund	4.5%
Schwab Small-Cap Equity Fund	4.0%
Laudus Mondrian International Equity Fund, Institutional Shares	3.8%
Total	80.0%

Manager views and portfolio holdings may have changed since the report date.

The Laudus Mondrian Funds and Laudus Growth Investors U.S. Large Cap Growth Fund are part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

*	Each fund intends to invest in a combination of the underlying funds; however, each fund may also invest directly in equity and fixed income securities, exchange traded funds, cash equivalents, including money market securities, and futures.
[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

16 Schwab Target Funds

 Schwab Target 2035 Fund

Performance Summary as of 4/30/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

March 12, 2008 – April 30, 2010
Performance of a Hypothetical
$10,000 Investment1,3

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	Since Inception

Fund: Schwab Target 2035 Fund (3/12/08)	12.80%	35.72%	1.61%
Target 2035 Composite Index[3]	11.24%	32.92%	-0.43%
Dow Jones U.S. Total Stock Market Index	17.78%	41.06%	-1.34%
Barclays Capital U.S. Aggregate Bond Index	2.54%	8.30%	6.29%
Fund Category: Morningstar Target-Date 2031-2035	13.33%	36.65%	-1.96%

Fund Expense Ratios4: Net 0.89%; Gross 1.53%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	The Target 2035 Composite Index is a custom blended index developed by CSIM based on the 2035 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 59.4% Dow Jones U.S. Total Stock Market Index, 18.6% MSCI EAFE (Gross) Index, 9.5% Barclays Capital U.S. Aggregate Bond Index, 4.6% FTSE EPRA/NAREIT Global Index, 0.9% Barclays Capital U.S. Aggregate Intermediate Bond Index, 3.4% MSCI Emerging Markets (Gross) Index, 0.8% Barclays Capital U.S. TIPS Index, 0.8% Citigroup Non-U.S. Dollar World Government Bond Index, and 2.0% Barclays Capital U.S. Treasury Bills: 1-3 Months.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.89%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Funds 17

Schwab Target 2040 Fund

The Schwab Target Funds (the funds) invest primarily in a combination of other Schwab Funds and Laudus Funds. Each fund may also invest in unaffiliated, third-party mutual funds (together, with the Schwab and Laudus Funds, the underlying funds).* These underlying funds include stock, bond and money market mutual funds that are used by the funds to meet their various target asset allocations and investment styles. Performance of the funds, thus, reflects a blend of the results of their underlying funds. The target asset allocation will be adjusted annually based on the adviser’s asset allocation strategy. In general, each Target fund’s allocation to equity will decrease and its allocation to fixed income will increase as the fund approaches its target retirement date and for 20 years thereafter.

The Schwab Target 2040 Fund (the 2040 Fund) returned 13.26% for the period while the Target 2040 Composite Index returned 11.72%. (For current allocations of the Target 2040 Composite Index, please refer to footnote 3 on the following page.) The 2040 fund was rebalanced during the first quarter of 2010 in accordance with the glide path allocation model as part of its strategic annual adjustment. Allocation targets for the 2040 fund are approximately 90% equity, 8% fixed income and 2% money market funds.

Looking at the 2040 fund’s equity component, the Schwab Small-Cap Equity Fund and the Laudus Small-Cap MarketMasters Fund were strong performers for the fund. In addition, the Schwab Core Equity Fund, the Laudus Growth Investors U.S. Large Cap Growth Fund and the Schwab Dividend Equity Fund all had strong absolute returns. Exposure to domestic equities, which strongly outperformed domestic fixed income during the period, helped the 2040 fund’s overall performance.

In the international equity realm, the 2040 fund’s exposure to the Laudus International MarketMasters Fund and the American Century International Growth Fund, which significantly outperformed their comparative indices, contributed positively to the fund. In addition, the Schwab Global Real Estate Fund slightly outperformed its comparative index while the Laudus Mondrian International Equity Fund underperformed its comparative index.

Within the 2035 fund’s fixed income component, exposure to the Schwab Total Bond Market Fund, which underperformed its comparative index by 35 basis points, was a relative detractor.

As of 4/30/10:

 Statistics

Number of Holdings	22
Weighted Average Market Cap ($ x 1,000,000)	$48,649
Price/Earnings Ratio (P/E)	26.1
Price/Book Ratio (P/B)	2.0
Portfolio Turnover Rate[1]	7%

 Asset Class Weightings % of Investments*

Equity Funds - Domestic	61.8%
Equity Funds - International	27.9%
Fixed-Income Funds	7.7%
Short-Term Investments	2.6%
Total	100.0%

 Top Holdings % of Net Assets2

Schwab Core Equity Fund	18.5%
Schwab S&P 500 Index Fund	14.7%
Laudus Growth Investors U.S. Large Cap Growth Fund	8.3%
Schwab Small-Cap Equity Fund	7.8%
Laudus International MarketMasters Fund, Select Shares	7.8%
Schwab Total Bond Market Fund	5.1%
Schwab Global Real Estate Fund	5.0%
Schwab Dividend Equity Fund	4.6%
Laudus Small-Cap MartketMasters Fund, Select Shares	4.2%
American Century International Growth Fund, Institutional Shares	4.0%
Total	80.0%

Manager views and portfolio holdings may have changed since the report date.

The Laudus Mondrian Funds and Laudus Growth Investors U.S. Large Cap Growth Fund are part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

*	Each fund intends to invest in a combination of the underlying funds; however, each fund may also invest directly in equity and fixed income securities, exchange traded funds, cash equivalents, including money market securities, and futures.
[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

18 Schwab Target Funds

 Schwab Target 2040 Fund

Performance Summary as of 4/30/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

July 1, 2005 – April 30, 2010
Performance of a Hypothetical
$10,000 Investment1,3

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception

Fund: Schwab Target 2040 Fund (7/1/05)	13.26%	36.79%	-3.09%	4.00%
Target 2040 Composite Index[3]	11.72%	34.31%	-2.73%	4.03%
Dow Jones U.S. Total Stock Market Index	17.78%	41.06%	-4.30%	2.71%
Barclays Capital U.S. Aggregate Bond Index	2.54%	8.30%	6.32%	5.22%
Fund Category: Morningstar Target-Date 2036-2040	12.90%	37.25%	-4.86%	2.22%

Fund Expense Ratios4: Net 0.88%; Gross 1.02%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	The Target 2040 Composite Index is a custom blended index developed by CSIM based on the 2040 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 62.0% Dow Jones U.S. Total Stock Market Index, 19.4% MSCI EAFE (Gross) Index, 6.1% Barclays Capital U.S. Aggregate Bond Index, 5.0% FTSE EPRA/NAREIT Global Index, 0.9% Barclays Capital U.S. Aggregate Intermediate Bond Index, 3.6% MSCI Emerging Markets (Gross) Index, 0.5% Barclays Capital U.S. TIPS Index, 0.5% Citigroup Non-U.S. Dollar World Government Bond Index, and 2.0% Barclays Capital U.S. Treasury Bills: 1-3 Months.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.88%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Funds 19

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees, and ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2009 and held through April 30, 2010.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 11/1/09	at 4/30/10	11/1/09–4/30/10

Schwab Target 2010 Fund
Actual Return	0.01%	$1,000	$1,074.40	$0.05
Hypothetical 5% Return	0.01%	$1,000	$1,024.74	$0.05

Schwab Target 2015 Fund
Actual Return	0.01%	$1,000	$1,090.80	$0.05
Hypothetical 5% Return	0.01%	$1,000	$1,024.74	$0.05

Schwab Target 2020 Fund
Actual Return	0.01%	$1,000	$1,101.30	$0.05
Hypothetical 5% Return	0.01%	$1,000	$1,024.74	$0.05

Schwab Target 2025 Fund
Actual Return	0.01%	$1,000	$1,112.60	$0.05
Hypothetical 5% Return	0.01%	$1,000	$1,024.74	$0.05

Schwab Target 2030 Fund
Actual Return	0.01%	$1,000	$1,121.90	$0.05
Hypothetical 5% Return	0.01%	$1,000	$1,024.74	$0.05

Schwab Target 2035 Fund
Actual Return	0.01%	$1,000	$1,128.00	$0.05
Hypothetical 5% Return	0.01%	$1,000	$1,024.74	$0.05

Schwab Target 2040 Fund
Actual Return	0.01%	$1,000	$1,132.60	$0.05
Hypothetical 5% Return	0.01%	$1,000	$1,024.74	$0.05

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights; does not include expenses of underlying funds in which the Target Funds invest.

[2]	Except as otherwise noted, expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.

20 Schwab Target Funds

Schwab Target 2010 Fund

Financial Statements

Financial Highlights

	11/1/09–		11/1/08–	11/1/07–	11/1/06–	11/1/05–	7/1/05[1]–
	4/30/10*		10/31/09	10/31/08	10/31/07	10/31/06	10/31/05

Per-Share Data ($)

Net asset value at beginning of period	9.46		8.76	12.65	11.42	10.24	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.14		0.28	0.32	0.23	0.22	0.04
Net realized and unrealized gains (losses)	0.56		0.75	(3.73)	1.24	1.13	0.20

Total from investment operations	0.70		1.03	(3.41)	1.47	1.35	0.24
Less distributions:
Distributions from net investment income	(0.24)		(0.33)	(0.38)	(0.21)	(0.17)	—
Distributions from net realized gains	—		—	(0.10)	(0.03)	—	—

Total distributions	(0.24)		(0.33)	(0.48)	(0.24)	(0.17)	—

Net asset value at end of period	9.92		9.46	8.76	12.65	11.42	10.24

Total return (%)	7.44	[2]	12.24	(27.87)	13.02	13.39	2.40	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	0.01	[4,5]	0.03 [6]	0.06	0.06	0.06	0.06	[4]
Gross operating expenses[3]	0.16	[4]	0.16	0.11	0.09	0.27	0.37	[4]
Net investment income (loss)	2.72	[4]	3.04	2.89	2.10	2.12	1.51	[4]
Portfolio turnover rate	9	[2]	47	50 [7]	1	0 [8]	—
Net assets, end of period ($ x 1,000,000)	76		75	80	138	62	32

* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.
5 The ratio of net operating expenses would have been 0.00% if certain non-routine expenses had not been incurred.
6 Effective April 20, 2009 the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.
7 The portfolio turnover ratio increased due to additional rebalancing activity of the underlying funds during the period.
8 Less than 1%.

See financial notes 21

 Schwab Target 2010 Fund

Portfolio Holdings as of April 30, 2010 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

97.4%	Other Investment Companies	69,315,707	74,407,092
2.5%	Short-Term Investment	1,893,835	1,893,835

99.9%	Total Investments	71,209,542	76,300,927
0.1%	Other Assets and Liabilities, Net		43,811

100.0%	Total Net Assets		76,344,738

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.4% of net assets

Equity Funds 40.0%
American Century International Growth Fund, Institutional Shares	138,969	1,364,680
iShares Russell 1000 Value Index Fund	6,500	407,290
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	278,116	3,148,270
Laudus International MarketMasters Fund, Select Shares (a)	173,938	2,925,631
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	114,776	1,010,027
Laudus Mondrian International Equity Fund, Institutional Shares (a)	182,773	1,348,865
Laudus Rosenberg International Discovery Fund, Select Shares (a)	30,609	289,561
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	93,786	1,099,169
Schwab Core Equity Fund (a)	402,019	6,464,460
Schwab Dividend Equity Fund (a)	124,823	1,542,817
Schwab Global Real Estate Fund (a)	240,860	1,454,797
Schwab S&P 500 Index Fund (a)	306,390	5,686,606
Schwab Small-Cap Equity Fund (a)*	152,240	2,152,681
TCW Relative Value Large Cap Fund	86,207	1,093,103
William Blair International Small Cap Growth Fund, Institutional Shares	48,573	536,734

		30,524,691

Fixed-Income Funds 52.9%
Laudus Mondrian International Fixed Income Fund (a)	171,549	1,911,059
PIMCO Total Return Fund, Institutional Shares	407,167	4,531,769
Schwab Inflation Protected Fund (a)	220,926	2,368,323
Schwab Premier Income Fund (a)	422,729	4,307,613
Schwab Short-Term Bond Market Fund (a)	1,007,562	9,098,283
Schwab Total Bond Market Fund (a)	2,004,066	18,196,923

		40,413,970

Money Fund 4.5%
Schwab Value Advantage Money Fund, Institutional Shares (a)	3,468,431	3,468,431

Total Other Investment Companies
(Cost $69,315,707)		74,407,092

Security	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 2.5% of net assets

Time Deposit 2.5%
Wells Fargo
0.03%, 05/03/10	1,893,835	1,893,835

Total Short-Term Investment
(Cost $1,893,835)		1,893,835

End of Investments.

At 04/30/10, the tax basis cost of the fund’s investments was $72,172,864 and the unrealized appreciation and depreciation were $5,458,848 and ($1,330,785), respectively, with a net unrealized appreciation of $4,128,063.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

22 See financial notes

 Schwab Target 2010 Fund

Statement of
Assets and Liabilities
As of April 30, 2010; unaudited.

Assets

Investments in affiliated underlying funds, at value (cost $62,230,094)		$66,473,516
Investments in unaffiliated issuers, at value (cost $8,979,448)	+	9,827,411

Total investments, at value (cost $71,209,542)		76,300,927
Receivables:
Dividends		93,926
Fund shares sold		91,153
Due from investment adviser		818
Interest		2
Prepaid expenses	+	1,034

Total assets		76,487,860

Liabilities

Payables:
Fund shares redeemed		112,631
Accrued expenses	+	30,491

Total liabilities		143,122

Net Assets

Total assets		76,487,860
Total liabilities	−	143,122

Net assets		$76,344,738

Net Assets by Source
Capital received from investors		92,925,395
Net investment income not yet distributed		404,343
Net realized capital losses		(22,076,385)
Net unrealized capital gains		5,091,385

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$76,344,738		7,699,141		$9.92

See financial notes 23

 Schwab Target 2010 Fund

Statement of
Operations
For November 1, 2009 through April 30, 2010; unaudited.

Investment Income

Dividends received from affiliated underlying funds		$907,027
Dividends received from unaffiliated underlying funds		116,630
Interest	+	227

Total investment income		1,023,884

Expenses

Professional fees		20,679
Registration fees		12,692
Portfolio accounting fees		8,212
Transfer agent fees		6,834
Shareholder reports		5,305
Trustees’ fees		2,791
Custodian fees		1,757
Other expenses	+	2,976

Total expenses		61,246
Expense reduction by adviser and Schwab	−	59,249

Net expenses	−	1,997

Net investment income		1,021,887

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		4,202
Realized capital gain distributions received from unaffiliated underlying fund		36,897
Net realized losses on sales of affiliated underlying funds		(26,780)
Net realized gains on sales of unaffiliated underlying funds	+	99,616

Net realized gains		113,935
Net unrealized gains on affiliated underlying funds		3,969,080
Net unrealized gains of unaffiliated underlying funds	+	292,918

Net unrealized gains	+	4,261,998

Net realized and unrealized gains		4,375,933

Increase in net assets resulting from operations		$5,397,820

24 See financial notes

 Schwab Target 2010 Fund

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/09-4/30/10			11/1/08-10/31/09
Net investment income		$1,021,887	$2,222,155
Net realized gains (losses)		113,935	(13,258,150)
Net unrealized gains	+	4,261,998	18,996,939

Increase in net assets from operations		5,397,820	7,960,944

Distributions to Shareholders

Distributions from net investment income		$1,828,001	$2,874,831

Transactions in Fund Shares

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,266,423	$12,324,945	1,552,353	$13,458,671
Shares reinvested		179,646	1,724,602	316,983	2,678,503
Shares redeemed	+	(1,661,475)	(16,139,836)	(3,065,299)	(26,187,225)

Net transactions in fund shares		(215,406)	($2,090,289)	(1,195,963)	($10,050,051)

Shares Outstanding and Net Assets

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		7,914,547	$74,865,208	9,110,510	$79,829,146
Total increase or decrease	+	(215,406)	1,479,530	(1,195,963)	(4,963,938)

End of period		7,699,141	$76,344,738	7,914,547	$74,865,208

Net investment income not yet distributed			$404,343		$1,210,457

See financial notes 25

Schwab Target 2015 Fund

Financial Statements

Financial Highlights

	11/1/09–		11/1/08–	3/12/08[1]–
	4/30/10*		10/31/09	10/31/08

Per-Share Data ($)

Net asset value at beginning of period	9.09		8.15	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.11		0.19	0.06
Net realized and unrealized gains (losses)	0.71		0.91	(1.91)

Total from investment operations	0.82		1.10	(1.85)
Less distributions:
Distributions from net investment income	(0.15)		(0.16)	—
Distributions from net realized gains	—		(0.00)[2]	—

Total distributions	(0.15)		(0.16)	—

Net asset value at end of period	9.76		9.09	8.15

Total return (%)	9.08	[3]	13.82	(18.50)[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[4]	0.01	[5,6]	0.02 [7]	0.05	[5]
Gross operating expenses[4]	0.43	[5]	0.85	1.90	[5]
Net investment income (loss)	2.60	[5]	2.57	1.87	[5]
Portfolio turnover rate	3	[3]	39	35	[3]
Net assets, end of period ($ x 1,000,000)	29		17	6

* Unaudited.
1 Commencement of operations.
2 Amount less than $0.01.
3 Not annualized.
4 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
5 Annualized.
6 The ratio of net operating expenses would have been 0.00% if certain non-routine expenses had not been incurred.
7 Effective April 20, 2009 the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.

26 See financial notes

 Schwab Target 2015 Fund

Portfolio Holdings as of April 30, 2010 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

95.5%	Other Investment Companies	25,340,182	27,980,103
4.3%	Short-Term Investments	1,257,473	1,257,473

99.8%	Total Investments	26,597,655	29,237,576
0.2%	Other Assets and Liabilities, Net		49,470

100.0%	Total Net Assets		29,287,046

	Number	Value
Security	of Shares	($)

Other Investment Companies 95.5% of net assets

Equity Funds 53.4%
American Century International Growth Fund, Institutional Shares	68,419	671,872
iShares Russell 1000 Value Index Fund	1,100	68,926
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	133,026	1,505,853
Laudus International MarketMasters Fund, Select Shares (a)	79,859	1,343,230
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	62,835	552,948
Laudus Mondrian International Equity Fund, Institutional Shares (a)	90,366	666,902
Laudus Rosenberg International Discovery Fund, Select Shares (a)	25,083	237,281
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	56,357	660,508
Schwab Core Equity Fund (a)	198,778	3,196,350
Schwab Dividend Equity Fund (a)	71,235	880,466
Schwab Global Real Estate Fund (a)	161,497	975,440
Schwab S&P 500 Index Fund (a)	151,040	2,803,298
Schwab Small-Cap Equity Fund (a)*	89,550	1,266,233
TCW Relative Value Large Cap Fund	41,293	523,595
William Blair International Small Cap Growth Fund, Institutional Shares	25,678	283,744

		15,636,646

Fixed-Income Funds 41.1%
Laudus Mondrian International Fixed Income Fund (a)	65,742	732,367
PIMCO Total Return Fund, Institutional Shares	120,033	1,335,972
Schwab Inflation Protected Fund (a)	82,654	886,049
Schwab Premier Income Fund (a)	101,892	1,038,275
Schwab Short-Term Bond Market Fund (a)	227,481	2,054,154
Schwab Total Bond Market Fund (a)	661,342	6,004,989

		12,051,806

Money Fund 1.0%
Schwab Value Advantage Money Fund, Institutional Shares (a)	291,651	291,651

Total Other Investment Companies
(Cost $25,340,182)		27,980,103

Security	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 4.3% of net assets

Time Deposits 4.3%
Citibank
0.03%, 05/03/10	372,659	372,659
Wells Fargo
0.03%, 05/03/10	884,814	884,814

Total Short-Term Investments
(Cost $1,257,473)		1,257,473

End of Investments.

At 04/30/10, the tax basis cost of the fund’s investments was $26,819,592 and the unrealized appreciation and depreciation were $2,424,239 and ($6,255), respectively, with a net unrealized appreciation of $2,417,984.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

See financial notes 27

 Schwab Target 2015 Fund

Statement of
Assets and Liabilities
As of April 30, 2010; unaudited.

Assets

Investments in affiliated underlying funds, at value (cost $22,657,462)		$25,095,994
Investments in unaffiliated issuers, at value (cost $3,940,193)	+	4,141,582

Total investments, at value (cost $26,597,655)		29,237,576
Receivables:
Fund shares sold		73,593
Dividends		26,619
Due from investment adviser		691
Interest		1
Prepaid expenses	+	134

Total assets		29,338,614

Liabilities

Payables:
Fund shares redeemed		44,232
Accrued expenses	+	7,336

Total liabilities		51,568

Net Assets

Total assets		29,338,614
Total liabilities	−	51,568

Net assets		$29,287,046

Net Assets by Source
Capital received from investors		27,480,486
Net investment income not yet distributed		124,393
Net realized capital losses		(957,754)
Net unrealized capital gains		2,639,921

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$29,287,046		3,001,743		$9.76

28 See financial notes

 Schwab Target 2015 Fund

Statement of
Operations
For November 1, 2009 through April 30, 2010; unaudited.

Investment Income

Dividends received from affiliated underlying funds		$262,906
Dividends received from unaffiliated underlying funds		33,889
Interest	+	133

Total investment income		296,928

Expenses

Professional fees		15,109
Registration fees		11,446
Portfolio accounting fees		7,625
Transfer agent fees		5,509
Custodian fees		3,572
Trustees’ fees		2,625
Shareholder reports		1,698
Tax expenses		110
Other expenses	+	1,253

Total expenses		48,947
Expense reduction by adviser and Schwab	−	48,270

Net expenses	−	677

Net investment income		296,251

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		1,012
Realized capital gain distributions received from unaffiliated underlying fund		7,900
Net realized gains on sales of affiliated underlying funds		5,267
Net realized losses on sales of unaffiliated underlying funds	+	(3,786)

Net realized gains		10,393
Net unrealized gains on affiliated underlying funds		1,445,952
Net unrealized gains of unaffiliated underlying funds	+	112,815

Net unrealized gains	+	1,558,767

Net realized and unrealized gains		1,569,160

Increase in net assets resulting from operations		$1,865,411

See financial notes 29

 Schwab Target 2015 Fund

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/09-4/30/10			11/1/08*-10/31/09
Net investment income		$296,251	$242,784
Net realized gains (losses)		10,393	(901,988)
Net unrealized gains	+	1,558,767	2,218,470

Increase in net assets from operations		1,865,411	1,559,266

Distributions to Shareholders

Distributions from net investment income		331,162	124,285
Distributions from net realized gains	+	—	1,857

Total distributions		$331,162	$126,142

Transactions in Fund Shares

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,365,284	$12,981,287	1,490,156	$12,410,226
Shares reinvested		33,989	319,494	15,572	123,796
Shares redeemed	+	(280,562)	(2,669,402)	(348,651)	(2,764,888)

Net transactions in fund shares		1,118,711	$10,631,379	1,157,077	$9,769,134

Shares Outstanding and Net Assets

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,883,032	$17,121,418	725,955	$5,919,160
Total increase	+	1,118,711	12,165,628	1,157,077	11,202,258

End of period		3,001,743	$29,287,046	1,883,032	$17,121,418

Net investment income not yet distributed			$124,393		$159,304

*	Commencement of operations.

30 See financial notes

Schwab Target 2020 Fund

Financial Statements

Financial Highlights

	11/1/09–		11/1/08–	11/1/07–	11/1/06–	11/1/05–	7/1/05[1]–
	4/30/10*		10/31/09	10/31/08	10/31/07	10/31/06	10/31/05

Per-Share Data ($)

Net asset value at beginning of period	9.63		8.59	12.88	11.56	10.28	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.14		0.24	0.30	0.21	0.21	0.04
Net realized and unrealized gains (losses)	0.83		1.08	(4.11)	1.33	1.25	0.24

Total from investment operations	0.97		1.32	(3.81)	1.54	1.46	0.28
Less distributions:
Distributions from net investment income	(0.21)		(0.28)	(0.38)	(0.19)	(0.18)	—
Distributions from net realized gains	—		—	(0.10)	(0.03)	—	—

Total distributions	(0.21)		(0.28)	(0.48)	(0.22)	(0.18)	—

Net asset value at end of period	10.39		9.63	8.59	12.88	11.56	10.28

Total return (%)	10.13	[2]	15.89	(30.59)	13.47	14.36	2.80	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	0.01	[4,5]	0.02 [6]	0.04	0.04	0.04	0.04	[4]
Gross operating expenses[3]	0.08	[4]	0.09	0.08	0.07	0.22	0.36	[4]
Net investment income (loss)	2.83	[4]	2.75	2.67	1.84	1.84	1.29	[4]
Portfolio turnover rate	4	[2]	48	34 [7]	—	—	—
Net assets, end of period ($ x 1,000,000)	230		198	163	225	84	35

* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.
5 The ratio of net operating expenses would have been 0.00% if certain non-routine expenses had not been incurred.
6 Effective April 20, 2009 the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.
7 The portfolio turnover ratio increased due to additional rebalancing activity of the underlying funds during the period.

See financial notes 31

 Schwab Target 2020 Fund

Portfolio Holdings as of April 30, 2010 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

98.4%	Other Investment Companies	207,089,077	226,427,521
1.5%	Short-Term Investment	3,450,503	3,450,503

99.9%	Total Investments	210,539,580	229,878,024
0.1%	Other Assets and Liabilities, Net		157,839

100.0%	Total Net Assets		230,035,863

	Number	Value
Security	of Shares	($)

Other Investment Companies 98.4% of net assets

Equity Funds 64.7%
American Century International Growth Fund, Institutional Shares	654,336	6,425,575
iShares Russell 1000 Value Index Fund	66,000	4,135,560
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	1,298,773	14,702,108
Laudus International MarketMasters Fund, Select Shares (a)	777,845	13,083,355
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	640,041	5,632,364
Laudus Mondrian International Equity Fund, Institutional Shares (a)	866,735	6,396,503
Laudus Rosenberg International Discovery Fund, Select Shares (a)	229,343	2,169,580
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	482,704	5,657,294
Schwab Core Equity Fund (a)	1,907,739	30,676,450
Schwab Dividend Equity Fund (a)	591,798	7,314,626
Schwab Global Real Estate Fund (a)	1,409,411	8,512,840
Schwab S&P 500 Index Fund (a)	1,443,165	26,785,146
Schwab Small-Cap Equity Fund (a)*	815,878	11,536,521
TCW Relative Value Large Cap Fund	241,313	3,059,844
William Blair International Small Cap Growth Fund, Institutional Shares	247,041	2,729,807

		148,817,573

Fixed-Income Funds 32.6%
Laudus Mondrian International Fixed Income Fund (a)	505,910	5,635,841
PIMCO Total Return Fund, Institutional Shares	701,360	7,806,140
Schwab Inflation Protected Fund (a)	535,997	5,745,888
Schwab Premier Income Fund (a)	449,941	4,584,897
Schwab Short-Term Bond Market Fund (a)	629,822	5,687,297
Schwab Total Bond Market Fund (a)	5,006,819	45,461,921

		74,921,984

Money Fund 1.1%
Schwab Value Advantage Money Fund, Institutional Shares (a)	2,687,964	2,687,964

Total Other Investment Companies
(Cost $207,089,077)		226,427,521

Security	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 1.5% of net assets

Time Deposit 1.5%
Wells Fargo
0.03%, 05/03/10	3,450,503	3,450,503

Total Short-Term Investment
(Cost $3,450,503)		3,450,503

End of Investments.

At 04/30/10, the tax basis cost of the fund’s investments was $212,907,123 and the unrealized appreciation and depreciation were $21,414,532 and ($4,443,631), respectively, with a net unrealized appreciation of $16,970,901.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

32 See financial notes

 Schwab Target 2020 Fund

Statement of
Assets and Liabilities
As of April 30, 2010; unaudited.

Assets

Investments in affiliated underlying funds, at value (cost $185,837,628)		$202,270,595
Investments in unaffiliated issuers, at value (cost $24,701,952)	+	27,607,429

Total investments, at value (cost $210,539,580)		229,878,024
Receivables:
Fund shares sold		477,043
Dividends		176,310
Due from investment adviser		1,084
Interest		3
Prepaid expenses	+	2,512

Total assets		230,534,976

Liabilities

Payables:
Investments bought		400,000
Fund shares redeemed		58,116
Trustees’ fees		36
Accrued expenses	+	40,961

Total liabilities		499,113

Net Assets

Total assets		230,534,976
Total liabilities	−	499,113

Net assets		$230,035,863

Net Assets by Source
Capital received from investors		250,698,714
Net investment income not yet distributed		960,874
Net realized capital losses		(40,962,169)
Net unrealized capital gains		19,338,444

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$230,035,863		22,150,508		$10.39

See financial notes 33

 Schwab Target 2020 Fund

Statement of
Operations
For November 1, 2009 through April 30, 2010; unaudited.

Investment Income

Dividends received from affiliated underlying funds		$2,696,428
Dividends received from unaffiliated underlying funds		316,066
Interest	+	518

Total investment income		3,013,012

Expenses

Professional fees		24,123
Shareholder reports		14,917
Registration fees		12,441
Portfolio accounting fees		9,407
Transfer agent fees		7,583
Custodian fees		3,350
Trustees’ fees		3,168
Interest expense		7
Other expenses	+	7,185

Total expenses		82,181
Expense reduction by adviser and Schwab	−	76,520

Net expenses	−	5,661

Net investment income		3,007,351

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		10,550
Realized capital gain distributions received from unaffiliated underlying fund		63,622
Net realized losses on sales of affiliated underlying funds		(1,747,258)
Net realized losses on sales of unaffiliated underlying funds	+	(31,419)

Net realized losses		(1,704,505)
Net unrealized gains on affiliated underlying funds		17,605,931
Net unrealized gains of unaffiliated underlying funds	+	1,367,068

Net unrealized gains	+	18,972,999

Net realized and unrealized gains		17,268,494

Increase in net assets resulting from operations		$20,275,845

34 See financial notes

 Schwab Target 2020 Fund

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/09-4/30/10			11/1/08-10/31/09
Net investment income		$3,007,351	$4,597,025
Net realized losses		(1,704,505)	(25,689,051)
Net unrealized gains	+	18,972,999	46,819,324

Increase in net assets from operations		20,275,845	25,727,298

Distributions to Shareholders

Distributions from net investment income		$4,326,919	$5,224,288

Transactions in Fund Shares

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,363,036	$33,956,542	4,974,805	$43,181,397
Shares reinvested		420,594	4,197,532	614,157	5,079,079
Shares redeemed	+	(2,184,819)	(22,005,927)	(3,982,867)	(33,565,014)

Net transactions in fund shares		1,598,811	$16,148,147	1,606,095	$14,695,462

Shares Outstanding and Net Assets

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		20,551,697	$197,938,790	18,945,602	$162,740,318
Total increase	+	1,598,811	32,097,073	1,606,095	35,198,472

End of period		22,150,508	$230,035,863	20,551,697	$197,938,790

Net investment income not yet distributed			$960,874		$2,280,442

See financial notes 35

Schwab Target 2025 Fund

Financial Statements

Financial Highlights

	11/1/09–		11/1/08–	3/12/08[1]–
	4/30/10*		10/31/09	10/31/08

Per-Share Data ($)

Net asset value at beginning of period	9.21		7.99	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.12		0.17	0.05
Net realized and unrealized gains (losses)	0.91		1.21	(2.06)

Total from investment operations	1.03		1.38	(2.01)
Less distributions:
Distributions from net investment income	(0.15)		(0.16)	—

Net asset value at end of period	10.09		9.21	7.99

Total return (%)	11.26	[2]	17.61	(20.10)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	0.01	[4,5]	0.01 [6]	0.04	[4]
Gross operating expenses[3]	0.28	[4]	0.57	1.27	[4]
Net investment income (loss)	2.53	[4]	2.15	1.60	[4]
Portfolio turnover rate	4	[2]	44	3	[2]
Net assets, end of period ($ x 1,000,000)	49		26	8

* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.
5 The ratio of net operating expenses would have been 0.00% if certain non-routine expenses had not been incurred.
6 Effective April 20, 2009 the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.

36 See financial notes

 Schwab Target 2025 Fund

Portfolio Holdings as of April 30, 2010 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

97.6%	Other Investment Companies	42,342,701	47,928,994
2.1%	Short-Term Investment	1,033,140	1,033,140

99.7%	Total Investments	43,375,841	48,962,134
0.3%	Other Assets and Liabilities, Net		142,301

100.0%	Total Net Assets		49,104,435

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.6% of net assets

Equity Funds 72.3%
American Century International Growth Fund, Institutional Shares	159,997	1,571,166
iShares Russell 1000 Value Index Fund	1,300	81,458
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	300,455	3,401,152
Laudus International MarketMasters Fund, Select Shares (a)	186,838	3,142,613
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	144,703	1,273,389
Laudus Mondrian International Equity Fund, Institutional Shares (a)	211,264	1,559,127
Laudus Rosenberg International Discovery Fund, Select Shares (a)	63,173	597,614
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	124,576	1,460,032
Schwab Core Equity Fund (a)	464,401	7,467,571
Schwab Dividend Equity Fund (a)	169,106	2,090,149
Schwab Global Real Estate Fund (a)	326,945	1,974,750
Schwab S&P 500 Index Fund (a)	335,332	6,223,765
Schwab Small-Cap Equity Fund (a)*	204,196	2,887,333
TCW Relative Value Large Cap Fund	90,705	1,150,139
William Blair International Small Cap Growth Fund, Institutional Shares	57,318	633,367

		35,513,625

Fixed-Income Funds 25.1%
Laudus Mondrian International Fixed Income Fund (a)	88,678	987,873
PIMCO Total Return Fund, Institutional Shares	124,774	1,388,740
Schwab Inflation Protected Fund (a)	92,624	992,930
Schwab Premier Income Fund (a)	72,503	738,808
Schwab Total Bond Market Fund (a)	904,063	8,208,890

		12,317,241

Money Fund 0.2%
Schwab Value Advantage Money Fund, Institutional Shares (a)	98,128	98,128

Total Other Investment Companies
(Cost $42,342,701)		47,928,994

Security	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 2.1% of net assets

Time Deposit 2.1%
Wells Fargo
0.03%, 05/03/10	1,033,140	1,033,140

Total Short-Term Investment
(Cost $1,033,140)		1,033,140

End of Investments.

At 04/30/10, the tax basis cost of the fund’s investments was $44,112,323 and the unrealized appreciation and depreciation were $4,866,444 and ($16,633), respectively, with a net unrealized appreciation of $4,849,811.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

See financial notes 37

 Schwab Target 2025 Fund

Statement of
Assets and Liabilities
As of April 30, 2010; unaudited.

Assets

Investments in affiliated underlying funds, at value (cost $37,878,366)		$43,104,124
Investments in unaffiliated issuers, at value (cost $5,497,475)	+	5,858,010

Total investments, at value (cost $43,375,841)		48,962,134
Receivables:
Fund shares sold		138,693
Dividends		28,594
Due from investment adviser		752
Interest		1
Prepaid expenses	+	267

Total assets		49,130,441

Liabilities

Payables:
Fund shares redeemed		16,823
Accrued expenses	+	9,183

Total liabilities		26,006

Net Assets

Total assets		49,130,441
Total liabilities	−	26,006

Net assets		$49,104,435

Net Assets by Source
Capital received from investors		44,826,264
Net investment income not yet distributed		162,053
Net realized capital losses		(1,470,175)
Net unrealized capital gains		5,586,293

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$49,104,435		4,867,865		$10.09

38 See financial notes

 Schwab Target 2025 Fund

Statement of
Operations
For November 1, 2009 through April 30, 2010; unaudited.

Investment Income

Dividends received from affiliated underlying funds		$396,732
Dividends received from unaffiliated underlying funds		51,737
Interest	+	102

Total investment income		448,571

Expenses

Professional fees		15,267
Registration fees		12,171
Portfolio accounting fees		7,719
Custodian fees		4,181
Transfer agent fees		3,488
Trustees’ fees		2,657
Shareholder reports		2,479
Tax expenses		189
Interest expense		10
Other expenses	+	1,551

Total expenses		49,712
Expense reduction by adviser and Schwab	−	48,660

Net expenses	−	1,052

Net investment income		447,519

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		1,228
Realized capital gain distributions received from unaffiliated underlying fund		6,809
Net realized gains on sales of affiliated underlying funds		7,523
Net realized losses on sales of unaffiliated underlying funds	+	(8,791)

Net realized gains		6,769
Net unrealized gains on affiliated underlying funds		2,972,604
Net unrealized gains of unaffiliated underlying funds	+	204,347

Net unrealized gains	+	3,176,951

Net realized and unrealized gains		3,183,720

Increase in net assets resulting from operations		$3,631,239

See financial notes 39

 Schwab Target 2025 Fund

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/09-4/30/10			11/1/08-10/31/09
Net investment income		$447,519	$316,294
Net realized gains (losses)		6,769	(1,459,642)
Net unrealized gains	+	3,176,951	4,325,990

Increase in net assets from operations		3,631,239	3,182,642

Distributions to Shareholders

Distributions from net investment income		$477,680	$176,067

Transactions in Fund Shares

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,284,471	$22,334,974	2,280,389	$18,714,236
Shares reinvested		48,457	468,092	22,308	173,559
Shares redeemed	+	(315,541)	(3,095,258)	(398,454)	(3,214,601)

Net transactions in fund shares		2,017,387	$19,707,808	1,904,243	$15,673,194

Shares Outstanding and Net Assets

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		2,850,478	$26,243,068	946,235	$7,563,299
Total increase	+	2,017,387	22,861,367	1,904,243	18,679,769

End of period		4,867,865	$49,104,435	2,850,478	$26,243,068

Net investment income not yet distributed			$162,053		$192,214

40 See financial notes

Schwab Target 2030 Fund

Financial Statements

Financial Highlights

	11/1/09–		11/1/08–	11/1/07–	11/1/06–	11/1/05–	7/1/05[1]–
	4/30/10*		10/31/09	10/31/08	10/31/07	10/31/06	10/31/05

Per-Share Data ($)

Net asset value at beginning of period	9.69		8.51	13.15	11.67	10.31	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.13		0.20	0.28	0.18	0.19	0.03
Net realized and unrealized gains (losses)	1.04		1.23	(4.47)	1.48	1.34	0.28

Total from investment operations	1.17		1.43	(4.19)	1.66	1.53	0.31
Less distributions:
Distributions from net investment income	(0.17)		(0.25)	(0.35)	(0.16)	(0.17)	—
Distributions from net realized gains	—		—	(0.10)	(0.02)	—	—

Total distributions	(0.17)		(0.25)	(0.45)	(0.18)	(0.17)	—

Net asset value at end of period	10.69		9.69	8.51	13.15	11.67	10.31

Total return (%)	12.19	[2]	17.31	(32.83)	14.45	14.99	3.10	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	0.01	[4,5]	0.01 [6]	0.03	0.03	0.03	0.03	[4]
Gross operating expenses[3]	0.09	[4]	0.11	0.10	0.09	0.32	0.58	[4]
Net investment income (loss)	2.59	[4]	2.37	2.35	1.50	1.54	1.05	[4]
Portfolio turnover rate	4	[2]	50	31 [7]	—	—	—
Net assets, end of period ($ x 1,000,000)	269		200	129	162	56	19

* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.
5 The ratio of net operating expenses would have been 0.00% if certain non-routine expenses had not been incurred.
6 Effective April 20, 2009 the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.
7 The portfolio turnover ratio increased due to additional rebalancing activity of the underlying funds during the period.

See financial notes 41

 Schwab Target 2030 Fund

Portfolio Holdings as of April 30, 2010 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

98.2%	Other Investment Companies	235,120,943	264,474,672
1.6%	Short-Term Investment	4,409,623	4,409,623

99.8%	Total Investments	239,530,566	268,884,295
0.2%	Other Assets and Liabilities, Net		447,977

100.0%	Total Net Assets		269,332,272

	Number	Value
Security	of Shares	($)

Other Investment Companies 98.2% of net assets

Equity Funds 79.5%
American Century International Growth Fund, Institutional Shares	960,225	9,429,406
iShares Russell 1000 Value Index Fund	73,000	4,574,180
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	1,762,821	19,955,135
Laudus International MarketMasters Fund, Select Shares (a)	1,092,391	18,374,024
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	956,003	8,412,829
Laudus Mondrian International Equity Fund, Institutional Shares (a)	1,281,765	9,459,425
Laudus Rosenberg International Discovery Fund, Select Shares (a)	369,444	3,494,940
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	870,167	10,198,361
Schwab Core Equity Fund (a)	2,712,722	43,620,570
Schwab Dividend Equity Fund (a)	853,762	10,552,492
Schwab Global Real Estate Fund (a)	1,877,210	11,338,347
Schwab S&P 500 Index Fund (a)	1,982,885	36,802,337
Schwab Small-Cap Equity Fund (a)*	1,366,301	19,319,501
TCW Relative Value Large Cap Fund	336,670	4,268,979
William Blair International Small Cap Growth Fund, Institutional Shares	392,621	4,338,466

		214,138,992

Fixed-Income Funds 17.7%
Laudus Mondrian International Fixed Income Fund (a)	277,969	3,096,570
PIMCO Total Return Fund, Institutional Shares	480,286	5,345,586
Schwab Inflation Protected Fund (a)	297,529	3,189,516
Schwab Premier Income Fund (a)	256,711	2,615,887
Schwab Total Bond Market Fund (a)	3,692,644	33,529,211

		47,776,770

Money Fund 1.0%
Schwab Value Advantage Money Fund, Institutional Shares (a)	2,558,910	2,558,910

Total Other Investment Companies
(Cost $235,120,943)		264,474,672

Security	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 1.6% of net assets

Time Deposit 1.6%
Wells Fargo
0.03%, 05/03/10	4,409,623	4,409,623

Total Short-Term Investment
(Cost $4,409,623)		4,409,623

End of Investments.

At 04/30/10, the tax basis cost of the fund’s investments was $243,533,757 and the unrealized appreciation and depreciation were $28,397,830 and ($3,047,292), respectively, with a net unrealized appreciation of $25,350,538.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

42 See financial notes

 Schwab Target 2030 Fund

Statement of
Assets and Liabilities
As of April 30, 2010; unaudited.

Assets

Investments in affiliated underlying funds, at value (cost $210,172,137)		$236,518,055
Investments in unaffiliated issuers, at value (cost $29,358,429)	+	32,366,240

Total investments, at value (cost $239,530,566)		268,884,295
Receivables:
Fund shares sold		1,059,359
Dividends		119,229
Due from investment adviser		1,199
Interest		4
Prepaid expenses	+	2,365

Total assets		270,066,451

Liabilities

Payables:
Investments bought		650,000
Fund shares redeemed		33,791
Accrued expenses	+	50,388

Total liabilities		734,179

Net Assets

Total assets		270,066,451
Total liabilities	−	734,179

Net assets		$269,332,272

Net Assets by Source
Capital received from investors		272,042,690
Net investment income not yet distributed		855,923
Net realized capital losses		(32,920,070)
Net unrealized capital gains		29,353,729

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$269,332,272		25,201,594		$10.69

See financial notes 43

 Schwab Target 2030 Fund

Statement of
Operations
For November 1, 2009 through April 30, 2010; unaudited.

Investment Income

Dividends received from affiliated underlying funds		$2,675,970
Dividends received from unaffiliated underlying funds		327,739
Interest	+	822

Total investment income		3,004,531

Expenses

Professional fees		23,360
Shareholder reports		21,322
Transfer agent fees		15,527
Registration fees		14,354
Portfolio accounting fees		9,419
Custodian fees		4,207
Trustees’ fees		3,377
Interest expense		14
Other expenses	+	8,076

Total expenses		99,656
Expense reduction by adviser and Schwab	−	93,085

Net expenses	−	6,571

Net investment income		2,997,960

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		5,145
Realized capital gain distributions received from unaffiliated underlying fund		32,661
Net realized losses on sales of affiliated underlying funds		(1,226,873)
Net realized losses on sales of unaffiliated underlying funds	+	(37,274)

Net realized losses		(1,226,341)
Net unrealized gains on affiliated underlying funds		22,701,034
Net unrealized gains of unaffiliated underlying funds	+	1,573,245

Net unrealized gains	+	24,274,279

Net realized and unrealized gains		23,047,938

Increase in net assets resulting from operations		$26,045,898

44 See financial notes

 Schwab Target 2030 Fund

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/09-4/30/10			11/1/08-10/31/09
Net investment income		$2,997,960	$3,546,519
Net realized losses		(1,226,341)	(22,717,978)
Net unrealized gains	+	24,274,279	46,239,164

Increase in net assets from operations		26,045,898	27,067,705

Distributions to Shareholders

Distributions from net investment income		$3,748,936	$3,827,014

Transactions in Fund Shares

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,952,301	$61,427,431	7,905,830	$68,297,504
Shares reinvested		357,901	3,654,170	458,356	3,740,186
Shares redeemed	+	(1,761,098)	(18,124,334)	(2,820,613)	(23,796,445)

Net transactions in fund shares		4,549,104	$46,957,267	5,543,573	$48,241,245

Shares Outstanding and Net Assets

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		20,652,490	$200,078,043	15,108,917	$128,596,107
Total increase	+	4,549,104	69,254,229	5,543,573	71,481,936

End of period		25,201,594	$269,332,272	20,652,490	$200,078,043

Net investment income not yet distributed			$855,923		$1,606,899

See financial notes 45

Schwab Target 2035 Fund

Financial Statements

Financial Highlights

	11/1/09–		11/1/08–	3/12/08[1]–
	4/30/10*		10/31/09	10/31/08

Per-Share Data ($)

Net asset value at beginning of period	9.00		7.76	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.11		0.15	0.04
Net realized and unrealized gains (losses)	1.04		1.23	(2.28)

Total from investment operations	1.15		1.38	(2.24)
Less distributions:
Distributions from net investment income	(0.14)		(0.14)	—

Net asset value at end of period	10.01		9.00	7.76

Total return (%)	12.80	[2]	18.22	(22.40)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	0.01	[4,5]	0.01 [6]	0.02	[4]
Gross operating expenses[3]	0.34	[4]	0.67	1.57	[4]
Net investment income (loss)	2.44	[4]	1.92	1.32	[4]
Portfolio turnover rate	5	[2]	49	7	[2]
Net assets, end of period ($ x 1,000,000)	38		22	6

* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized
5 The ratio of net operating expenses would have been 0.00% if certain non-routine expenses had not been incurred.
6 Effective April 20, 2009 the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.

46 See financial notes

 Schwab Target 2035 Fund

Portfolio Holdings as of April 30, 2010 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

97.5%	Other Investment Companies	31,889,250	37,301,312
2.3%	Short-Term Investment	873,067	873,067

99.8%	Total Investments	32,762,317	38,174,379
0.2%	Other Assets and Liabilities, Net		73,362

100.0%	Total Net Assets		38,247,741

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.5% of net assets

Equity Funds 85.4%
American Century International Growth Fund, Institutional Shares	147,894	1,452,324
iShares Russell 1000 Value Index Fund	1,200	75,192
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	267,607	3,029,309
Laudus International MarketMasters Fund, Select Shares (a)	173,675	2,921,206
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	148,189	1,304,063
Laudus Mondrian International Equity Fund, Institutional Shares (a)	198,260	1,463,157
Laudus Rosenberg International Discovery Fund, Select Shares (a)	65,674	621,278
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	129,041	1,512,366
Schwab Core Equity Fund (a)	409,096	6,578,261
Schwab Dividend Equity Fund (a)	139,152	1,719,919
Schwab Global Real Estate Fund (a)	290,865	1,756,823
Schwab S&P 500 Index Fund (a)	302,337	5,611,368
Schwab Small-Cap Equity Fund (a)*	197,569	2,793,621
TCW Relative Value Large Cap Fund	93,786	1,189,211
William Blair International Small Cap Growth Fund, Institutional Shares	58,725	648,913

		32,677,011

Fixed-Income Funds 12.0%
Laudus Mondrian International Fixed Income Fund (a)	27,515	306,516
PIMCO Total Return Fund, Institutional Shares	34,813	387,465
Schwab Inflation Protected Fund (a)	28,673	307,374
Schwab Premier Income Fund (a)	34,258	349,089
Schwab Total Bond Market Fund (a)	355,441	3,227,406

		4,577,850

Money Fund 0.1%
Schwab Value Advantage Money Fund, Institutional Shares (a)	46,451	46,451

Total Other Investment Companies
(Cost $31,889,250)		37,301,312

Security	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 2.3% of net assets

Time Deposit 2.3%
Wells Fargo
0.03%, 05/03/10	873,067	873,067

Total Short-Term Investment
(Cost $873,067)		873,067

End of Investments.

At 04/30/10, the tax basis cost of the fund’s investments was $33,571,710 and the unrealized appreciation and depreciation were $4,618,756 and ($16,087), respectively, with a net unrealized appreciation of $4,602,669.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

See financial notes 47

 Schwab Target 2035 Fund

Statement of
Assets and Liabilities
As of April 30, 2010; unaudited.

Assets

Investments in affiliated underlying funds, at value (cost $28,455,236)		$33,548,207
Investments in unaffiliated issuers, at value (cost $4,307,081)	+	4,626,172

Total investments, at value (cost $32,762,317)		38,174,379
Receivables:
Fund shares sold		154,766
Dividends		11,270
Due from investment adviser		719
Interest		1
Prepaid expenses	+	229

Total assets		38,341,364

Liabilities

Payables:
Investments bought		60,000
Fund shares redeemed		22,498
Accrued expenses	+	11,125

Total liabilities		93,623

Net Assets

Total assets		38,341,364
Total liabilities	−	93,623

Net assets		$38,247,741

Net Assets by Source
Capital received from investors		34,087,093
Net investment income not yet distributed		107,005
Net realized capital losses		(1,358,419)
Net unrealized capital gains		5,412,062

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$38,247,741		3,821,369		$10.01

48 See financial notes

 Schwab Target 2035 Fund

Statement of
Operations
For November 1, 2009 through April 30, 2010; unaudited.

Investment Income

Dividends received from affiliated underlying funds		$320,165
Dividends received from unaffiliated underlying funds		41,391
Interest	+	87

Total investment income		361,643

Expenses

Professional fees		15,199
Registration fees		11,742
Portfolio accounting fees		7,681
Transfer agent fees		4,794
Custodian fees		3,522
Shareholder reports		2,730
Trustees’ fees		2,690
Tax expenses		294
Interest expense		13
Other expenses	+	1,548

Total expenses		50,213
Expense reduction by adviser and Schwab	−	49,039

Net expenses	−	1,174

Net investment income		360,469

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		402
Realized capital gain distributions received from unaffiliated underlying fund		2,398
Net realized gains on sales of affiliated underlying funds		13,358
Net realized losses on sales of unaffiliated underlying funds	+	(8,791)

Net realized gains		7,367
Net unrealized gains on affiliated underlying funds		2,848,800
Net unrealized gains of unaffiliated underlying funds	+	188,441

Net unrealized gains	+	3,037,241

Net realized and unrealized gains		3,044,608

Increase in net assets resulting from operations		$3,405,077

See financial notes 49

 Schwab Target 2035 Fund

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/09-4/30/10			11/1/08-10/31/09
Net investment income		$360,469	$239,401
Net realized gains (losses)		7,367	(1,268,726)
Net unrealized gains	+	3,037,241	3,955,961

Increase in net assets from operations		3,405,077	2,926,636

Distributions to Shareholders

Distributions from net investment income		$384,143	$142,738

Transactions in Fund Shares

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,604,630	$15,447,273	1,878,771	$14,892,391
Shares reinvested		39,144	373,827	18,803	141,021
Shares redeemed	+	(277,989)	(2,684,773)	(235,902)	(1,885,798)

Net transactions in fund shares		1,365,785	$13,136,327	1,661,672	$13,147,614

Shares Outstanding and Net Assets

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		2,455,584	$22,090,480	793,912	$6,158,968
Total increase	+	1,365,785	16,157,261	1,661,672	15,931,512

End of period		3,821,369	$38,247,741	2,455,584	$22,090,480

Net investment income not yet distributed			$107,005		$130,679

50 See financial notes

Schwab Target 2040 Fund

Financial Statements

Financial Highlights

	11/1/09–		11/1/08–	11/1/07–	11/1/06–	11/1/05–	7/1/05[1]–
	4/30/10*		10/31/09	10/31/08	10/31/07	10/31/06	10/31/05

Per-Share Data ($)

Net asset value at beginning of period	9.71		8.48	13.45	11.83	10.36	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.13		0.18	0.28	0.17	0.19	0.02
Net realized and unrealized gains (losses)	1.15		1.27	(4.80)	1.62	1.45	0.34

Total from investment operations	1.28		1.45	(4.52)	1.79	1.64	0.36
Less distributions:
Distributions from net investment income	(0.16)		(0.22)	(0.36)	(0.15)	(0.17)	—
Distributions from net realized gains	—		—	(0.09)	(0.02)	—	—

Total distributions	(0.16)		(0.22)	(0.45)	(0.17)	(0.17)	—

Net asset value at end of period	10.83		9.71	8.48	13.45	11.83	10.36

Total return (%)	13.26	[2]	17.66	(34.60)	15.32	16.06	3.60	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	0.01	[4,5]	0.00 [6,7]	0.01	0.01	0.01	0.01	[4]
Gross operating expenses[3]	0.11	[4]	0.15	0.15	0.13	0.48	1.10	[4]
Net investment income (loss)	2.51	[4]	2.15	2.22	1.19	1.26	0.80	[4]
Portfolio turnover rate	7	[2]	51	36 [8]	—	1	—
Net assets, end of period ($ x 1,000,000)	228		163	94	118	34	9

* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.
5 The ratio of net operating expenses would have been 0.00% if certain non-routine expenses had not been incurred.
6 Less than 0.005%
7 Effective April 20, 2009 the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.
8 The portfolio turnover ratio increased due to additional rebalancing activity of the underlying funds during the period.

See financial notes 51

 Schwab Target 2040 Fund

Portfolio Holdings as of April 30, 2010 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

97.9%	Other Investment Companies	195,532,149	223,166,427
1.8%	Short-Term Investment	4,143,175	4,143,175

99.7%	Total Investments	199,675,324	227,309,602
0.3%	Other Assets and Liabilities, Net		703,119

100.0%	Total Net Assets		228,012,721

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.9% of net assets

Equity Funds 89.4%
American Century International Growth Fund, Institutional Shares	923,860	9,072,300
iShares Russell 1000 Value Index Fund	58,000	3,634,280
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	1,679,513	19,012,085
Laudus International MarketMasters Fund, Select Shares (a)	1,054,505	17,736,775
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	932,001	8,201,610
Laudus Mondrian International Equity Fund, Institutional Shares (a)	1,227,501	9,058,959
Laudus Rosenberg International Discovery Fund, Select Shares (a)	410,749	3,885,688
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	811,824	9,514,576
Schwab Core Equity Fund (a)	2,622,705	42,173,099
Schwab Dividend Equity Fund (a)	848,235	10,484,191
Schwab Global Real Estate Fund (a)	1,880,708	11,359,474
Schwab S&P 500 Index Fund (a)	1,801,696	33,439,482
Schwab Small-Cap Equity Fund (a)*	1,256,673	17,769,352
TCW Relative Value Large Cap Fund	342,791	4,346,588
William Blair International Small Cap Growth Fund, Institutional Shares	371,043	4,100,023

		203,788,482

Fixed-Income Funds 7.7%
Laudus Mondrian International Fixed Income Fund (a)	93,620	1,042,926
PIMCO Total Return Fund, Institutional Shares	155,433	1,729,965
Schwab Inflation Protected Fund (a)	100,296	1,075,170
Schwab Premier Income Fund (a)	198,513	2,022,848
Schwab Total Bond Market Fund (a)	1,290,354	11,716,416

		17,587,325

Money Fund 0.8%
Schwab Value Advantage Money Fund, Institutional Shares (a)	1,790,620	1,790,620

Total Other Investment Companies
(Cost $195,532,149)		223,166,427

Security	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 1.8% of net assets

Time Deposit 1.8%
Wells Fargo
0.03%, 05/03/10	4,143,175	4,143,175

Total Short-Term Investment
(Cost $4,143,175)		4,143,175

End of Investments.

At 04/30/10, the tax basis cost of the fund’s investments was $203,835,075 and the unrealized appreciation and depreciation were $25,016,926 and ($1,542,399), respectively, with a net unrealized appreciation of $23,474,527.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

52 See financial notes

 Schwab Target 2040 Fund

Statement of
Assets and Liabilities
As of April 30, 2010; unaudited.

Assets

Investments in affiliated underlying funds, at value (cost $175,220,268)		$200,283,271
Investments in unaffiliated issuers, at value (cost $24,455,056)	+	27,026,331

Total investments, at value (cost $199,675,324)		227,309,602
Receivables:
Fund shares sold		815,327
Dividends		45,339
Due from investment adviser		1,331
Interest		3
Prepaid expenses	+	1,898

Total assets		228,173,500

Liabilities

Payables:
Fund shares redeemed		106,192
Accrued expenses	+	54,587

Total liabilities		160,779

Net Assets

Total assets		228,173,500
Total liabilities	−	160,779

Net assets		$228,012,721

Net Assets by Source
Capital received from investors		226,253,470
Net investment income not yet distributed		595,946
Net realized capital losses		(26,470,973)
Net unrealized capital gains		27,634,278

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$228,012,721		21,047,809		$10.83

See financial notes 53

 Schwab Target 2040 Fund

Statement of
Operations
For November 1, 2009 through April 30, 2010; unaudited.

Investment Income

Dividends received from affiliated underlying funds		$2,156,664
Dividends received from unaffiliated underlying funds		264,604
Interest	+	427

Total investment income		2,421,695

Expenses

Shareholder reports		32,117
Professional fees		22,002
Registration fees		13,875
Transfer agent fees		10,342
Portfolio accounting fees		9,061
Custodian fees		4,111
Trustees’ fees		3,225
Interest expense		18
Other expenses	+	9,497

Total expenses		104,248
Expense reduction by adviser and Schwab	−	96,090

Net expenses	−	8,158

Net investment income		2,413,537

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		1,665
Realized capital gain distributions received from unaffiliated underlying fund		13,446
Net realized losses on sales of affiliated underlying funds		(918,491)
Net realized losses on sales of unaffiliated underlying funds	+	(37,149)

Net realized losses		(940,529)
Net unrealized gains on affiliated underlying funds		20,439,190
Net unrealized gains of unaffiliated underlying funds	+	1,332,115

Net unrealized gains	+	21,771,305

Net realized and unrealized gains		20,830,776

Increase in net assets resulting from operations		$23,244,313

54 See financial notes

 Schwab Target 2040 Fund

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/09-4/30/10			11/1/08-10/31/09
Net investment income		$2,413,537	$2,497,108
Net realized losses		(940,529)	(17,542,173)
Net unrealized gains	+	21,771,305	38,054,415

Increase in net assets from operations		23,244,313	23,009,350

Distributions to Shareholders

Distributions from net investment income		$2,835,524	$2,541,003

Transactions in Fund Shares

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,507,672	$57,495,649	7,414,862	$63,321,372
Shares reinvested		268,561	2,774,236	307,779	2,486,854
Shares redeemed	+	(1,492,302)	(15,490,305)	(2,002,354)	(17,072,127)

Net transactions in fund shares		4,283,931	$44,779,580	5,720,287	$48,736,099

Shares Outstanding and Net Assets

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		16,763,878	$162,824,352	11,043,591	$93,619,906
Total increase	+	4,283,931	65,188,369	5,720,287	69,204,446

End of period		21,047,809	$228,012,721	16,763,878	$162,824,352

Net investment income not yet distributed			$595,946		$1,017,933

See financial notes 55

 Schwab Target Funds

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab S&P 500 Index Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab International Index Fund
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Laudus Small-Cap MarketMasters Fund
Laudus International MarketMasters Fund
Schwab Balanced Fund
Schwab Premier Equity Fund
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Financial Services Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small-Mid-Company Index Fund
Schwab Fundamental Emerging Markets Index Fund
Schwab Monthly Income Fund-Moderate Payout
Schwab Monthly Income Fund-Enhanced Payout
Schwab Monthly Income Fund-Maximum Payout

The Schwab Target Funds are “fund of funds”. Each of the funds seeks to achieve its investment objective by investing in a combination of other Schwab and/or Laudus Funds and other unaffiliated, third-party mutual funds, in accordance with its target portfolio allocation. Each fund may also invest directly in equity and fixed income securities, exchange traded funds, cash equivalents, including money market securities, and futures. Each fund bears its share of the allocable expenses of the underlying funds in which they invest.

The funds offer one share class. Shares are bought and sold (subject to a redemption fee, see Note 8) at closing net asset value (“NAV”), which is the price for all outstanding shares of a fund, as applicable. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values as determined by the underlying fund in accordance with the 1940 Act for a given day.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).

The funds adopted the authoritative guidance under GAAP on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly. Accordingly, if the funds

56

 Schwab Target Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The guidance establishes three levels of the fair value hierarchy as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such instruments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of April 30, 2010:

Schwab Target 2010 Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$74,407,092	$—	$—	$74,407,092
Short-Term Investment(a)	—	1,893,835	—	1,893,835

Total	$74,407,092	$1,893,835	$—	$76,300,927

 57

 Schwab Target Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

Schwab Target 2015 Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$27,980,103	$—	$—	$27,980,103
Short-Term Investments(a)	—	1,257,473	—	1,257,473

Total	$27,980,103	$1,257,473	$—	$29,237,576

Schwab Target 2020 Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$226,427,521	$—	$—	$226,427,521
Short-Term Investment(a)	—	3,450,503	—	3,450,503

Total	$226,427,521	$3,450,503	$—	$229,878,024

Schwab Target 2025 Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$47,928,994	$—	$—	$47,928,994
Short-Term Investment(a)	—	1,033,140	—	1,033,140

Total	$47,928,994	$1,033,140	$—	$48,962,134

Schwab Target 2030 Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$264,474,672	$—	$—	$264,474,672
Short-Term Investments(a)	—	4,409,623	—	4,409,623

Total	$264,474,672	$4,409,623	$—	$268,884,295

Schwab Target 2035 Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$37,301,312	$—	$—	$37,301,312
Short-Term Investments(a)	—	873,067	—	873,067

Total	$37,301,312	$873,067	$—	$38,174,379

58

 Schwab Target Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

Schwab Target 2040 Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$223,166,427	$—	$—	$223,166,427
Short-Term Investments(a)	—	4,143,175	—	4,143,175

Total	$223,166,427	$4,143,175	$—	$227,309,602

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

(b) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(c) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

(d) Expenses:

Expenses that are specific to a fund are charged directly to that fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(e) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains, if any, once a year.

(f) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(g) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(h) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

 59

 Schwab Target Funds

Financial Notes (continued)

3. Risk factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Asset Allocation Risk. The funds are subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of a fund’s assets among the various asset classes and market segments will cause the funds to underperform other funds with a similar investment objective.

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the funds will fluctuate, which means that an investor could lose money.

Underlying Fund Investment Risk. The value of your investment in the funds is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. Before investing in the funds, investors should assess the risks associated with the underlying funds in which the funds may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although a fund’s exposure to a particular risk will be proportionate to the fund’s overall asset allocation and underlying fund allocation.

•	Investment Risk. An investment in an underlying fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The funds may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

•	Management Risk. Generally, the underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser (or sub-adviser) will make poor security selections. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results.

•	Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.

•	Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

•	Large-, Mid- and Small-Cap Risk. Stocks of different market capitalizations tend to go in and out of favor based on market and economic conditions. Historically, small- and mid-cap stocks tend to be more volatile than large-cap stocks, and small-cap stocks have been riskier than large- and mid-cap stocks. During a period when stocks of a particular market capitalization fall behind other types of investments — bonds or stocks of another capitalization range, for instance — an underlying fund’s large-, mid- or small-cap holdings could reduce performance.

•	Money Market Risk. Although an underlying money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in a money market fund. In addition, a money market fund is not designed to offer capital appreciation.

•	Exchange Traded Funds (ETFs) Risk. An underlying fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When a fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

•	Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial

60

 Schwab Target Funds

Financial Notes (continued)

3. Risk factors (continued):

reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

•	Emerging Market Risk. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements, unreliable securities valuation and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an underlying fund’s investments in emerging market countries.

•	Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested.

•	Leverage Risk. Certain underlying fund transactions, such as derivatives, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose a fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the fund.

•	Liquidity Risk. A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

•	Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gain distributions.

Direct Investment Risk. A fund may invest a portion of its assets directly in equity and fixed income securities, ETFs, cash equivalents, including money market securities, and futures. A fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same security.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between it and the trust.

The Board of Trustees has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. The Plan enables the funds to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. The funds are not subject to any fee under the Plan.

CSIM and Schwab have agreed with the funds to limit (“expense limitation”) the total expenses charged, excluding interest, taxes and certain non-routine expenses of the funds to 0.00% for so long as CSIM serves as adviser to the funds, which may only be amended or terminated with the approval of the funds’ Board of Trustees.

The agreement to limit the funds’ total expenses charged is limited to each fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expense, which are indirect expenses incurred by a fund through its investments in the underlying funds.

 61

 Schwab Target Funds

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

The funds may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. As of April 30, 2010, the percentages of shares of other related funds owned by each Schwab Target fund are:

	Schwab	Schwab	Schwab	Schwab	Schwab	Schwab	Schwab
	Target 2010	Target 2015	Target 2020	Target 2025	Target 2030	Target 2035	Target 2040
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Equity Funds:
Laudus Growth Investors U.S. Large Cap Growth Fund	1.4%	0.7%	6.5%	1.5%	8.9%	1.3%	8.5%
Laudus International MarketMasters Fund	0.2%	0.1%	0.8%	0.2%	1.1%	0.2%	1.1%
Laudus Mondrian Emerging Markets Fund	0.9%	0.5%	5.1%	1.2%	7.7%	1.2%	7.5%
Laudus Mondrian International Equity Fund	1.5%	0.8%	7.2%	1.8%	10.7%	1.7%	10.2%
Laudus Rosenberg International Discovery Fund	0.1%	0.1%	0.7%	0.2%	1.1%	0.2%	1.2%
Laudus Small-Cap MarketMasters Fund	0.3%	0.2%	1.3%	0.3%	2.4%	0.3%	2.2%
Schwab Core Equity Fund	0.3%	0.2%	1.6%	0.4%	2.2%	0.3%	2.2%
Schwab Dividend Equity Fund	0.1%	0.1%	0.5%	0.1%	0.7%	0.1%	0.7%
Schwab Global Real Estate Fund	0.9%	0.6%	5.3%	1.2%	7.0%	1.1%	7.0%
Schwab Small-Cap Equity Fund	0.9%	0.5%	4.9%	1.2%	8.2%	1.2%	7.5%
Schwab S&P 500 Index Fund	0.1%	—% *	0.3%	0.1%	0.4%	0.1%	0.3%

Fixed-Income Funds:
Laudus Mondrian International Fixed Income Fund	0.7%	0.3%	2.0%	0.3%	1.1%	0.1%	0.4%
Schwab Inflation Protected Fund	0.8%	0.3%	1.8%	0.3%	1.0%	0.1%	0.3%
Schwab Premier Income Fund	1.1%	0.3%	1.1%	0.2%	0.7%	0.1%	0.5%
Schwab Short-Term Bond Market Fund	3.6%	0.8%	2.3%	—%	—%	—%	—%
Schwab Total Bond Market Fund	1.9%	0.6%	4.8%	0.9%	3.5%	0.3%	1.2%

Money Funds:
Value Advantage Money Fund	—% *	—% *	—% *	—% *	—% *	—% *	—% *

*	Less than 0.05%.

62

 Schwab Target Funds

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

Below is a summary of the funds’ transactions with their affiliated underlying funds during the period ended April 30, 2010:

Schwab Target 2010 Fund:

	Balance			Balance		Realized	Distribution
	of Shares			of Shares	Market	Gain (Loss)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/09	11/01/09
Underlying Fund	10/31/09	Additions	Sales	04/30/2010	04/30/2010	to 04/30/10	to 04/30/10

Laudus Growth Investors U.S. Large Cap Growth Fund	346,021	—	(67,905)	278,116	$3,148,270	$161,264	$1,661
Laudus International MarketMasters Fund, Select Shares	201,173	—	(27,235)	173,938	2,925,631	28,947	38,815
Laudus Mondrian Emerging Markets Fund, Institutional Shares	144,427	—	(29,651)	114,776	1,010,027	(31,515)	15,988
Laudus Mondrian International Equity Fund, Institutional Shares	208,765	—	(25,992)	182,773	1,348,865	54,705	26,325
Laudus Rosenberg International Small Capitalization Fund, Select Shares	103,026	—	(103,026)	—	—	(412,734)	32,598
Laudus Rosenberg International Discovery Fund, Select Shares	—	41,026	(10,417)	30,609	289,561	(1,563)	—
Laudus Small-Cap MarketMasters Fund, Select Shares	107,143	—	(13,357)	93,786	1,099,169	37,801	—
Schwab Core Equity Fund	525,387	—	(123,369)	402,019	6,464,460	(33,045)	73,449
Schwab Dividend Equity Fund	176,909	—	(52,086)	124,823	1,542,817	(58,963)	14,673
Schwab Global Real Estate Fund	270,543	—	(29,683)	240,860	1,454,797	(42,622)	98,010
Schwab S&P 500 Index Fund	396,981	—	(90,591)	306,390	5,686,606	394,497	94,101
Schwab Small-Cap Equity Fund	200,207	—	(47,967)	152,240	2,152,681	(123,552)	—
Laudus Mondrian International Fixed Income Fund	171,549	—	—	171,549	1,911,059	—	38,237
Schwab Inflation Protected Fund	220,926	—	—	220,926	2,368,323	—	508
Schwab Premier Income Fund	299,328	123,401	—	422,729	4,307,613	—	89,255
Schwab Short-Term Bond Market Fund	824,209	183,353	—	1,007,562	9,098,283	—	78,445
Schwab Total Bond Market Fund	1,951,399	52,667	—	2,004,066	18,196,923	—	307,683
Schwab Value Advantage Money Fund, Institutional Shares	3,468,431	—	—	3,468,431	3,468,431	—	1,481

Total					$66,473,516	$(26,780)	$911,229

Schwab Target 2015 Fund:

	Balance			Balance		Realized	Distribution
	of Shares			of Shares	Market	Gain (Loss)	Received*
	Held at	Gross	Gross	Held at	Value at	11/1/09	11/1/09
Underlying Fund	10/31/09	Additions	Sales	04/30/10	04/30/10	to 04/30/10	to 04/30/10

Laudus Growth Investors U.S. Large Cap Growth Fund	93,806	39,220	—	133,026	$1,505,853	$—	$492
Laudus International MarketMasters Fund, Select Shares	53,663	26,196	—	79,859	1,343,230	—	11,882

 63

 Schwab Target Funds

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

	Balance			Balance		Realized	Distribution
	of Shares			of Shares	Market	Gain (Loss)	Received*
	Held at	Gross	Gross	Held at	Value at	11/1/09	11/1/09
Underlying Fund	10/31/09	Additions	Sales	04/30/10	04/30/10	to 04/30/10	to 04/30/10

Laudus Mondrian Emerging Markets Fund, Institutional Shares	42,945	19,890	—	62,835	$552,948	$—	$5,207
Laudus Mondrian International Equity Fund, Institutional Shares	54,576	35,790	—	90,366	666,902	—	7,537
Laudus Rosenberg International Discovery Fund, Select Shares	39,879	13,529	(28,325)	25,083	237,281	5,267	6,849
Laudus Small-Cap MarketMasters Fund, Select Shares	39,964	16,393	—	56,357	660,508	—	—
Schwab Core Equity Fund	142,007	56,771	—	198,778	3,196,350	—	24,522
Schwab Dividend Equity Fund	53,194	18,041	—	71,235	880,466	—	6,435
Schwab Global Real Estate Fund	96,946	64,551	—	161,497	975,440	—	49,235
Schwab S&P 500 Index Fund	103,285	47,755	—	151,040	2,803,298	—	27,727
Schwab Small-Cap Equity Fund	65,403	24,147	—	89,550	1,266,233	—	—
Laudus Mondrian International Fixed Income Fund	36,468	29,274	—	65,742	732,367	—	9,220
Schwab Inflation Protected Fund	49,754	32,900	—	82,654	886,049	—	139
Schwab Premier Income Fund	51,813	50,079	—	101,892	1,038,275	—	18,672
Schwab Short- Term Bond Market Fund	115,136	112,345	—	227,481	2,054,154	—	14,871
Schwab Total Bond Market Fund	394,160	267,182	—	661,342	6,004,989	—	81,006
Schwab Value Advantage Money Fund, Institutional Shares	291,651	—	—	291,651	291,651	—	125

Total					$25,095,994	$5,267	$263,918

Schwab Target 2020 Fund:

	Balance			Balance		Realized	Distribution
	of Shares			of Shares	Market	Gain (Loss)	Received*
	Held at	Gross	Gross	Held at	Value at	11/1/09	11/1/09
Underlying Fund	10/31/09	Additions	Sales	04/30/10	04/30/10	to 04/30/10	to 04/30/10

Laudus Growth Investors U.S. Large Cap Growth Fund	1,268,743	30,030	—	1,298,773	$14,702,108	$—	$6,234
Laudus International MarketMasters Fund, Select Shares	853,416	—	(75,571)	777,845	13,083,355	(187,147)	169,830
Laudus Mondrian Emerging Markets Fund, Institutional Shares	699,018	—	(58,977)	640,041	5,632,364	(89,766)	77,381
Laudus Mondrian International Equity Fund, Institutional Shares	760,687	106,048	—	866,735	6,396,503	—	95,923
Laudus Rosenberg International Discovery Fund, Select Shares	158,028	102,564	(31,249)	229,343	2,169,580	(54,883)	24,099
Laudus Rosenberg International Small Capitalization Fund, Select Shares	349,180	—	(349,180)	—	—	(1,233,363)	110,481

64

 Schwab Target Funds

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

	Balance			Balance		Realized	Distribution
	of Shares			of Shares	Market	Gain (Loss)	Received*
	Held at	Gross	Gross	Held at	Value at	11/1/09	11/1/09
Underlying Fund	10/31/09	Additions	Sales	04/30/10	04/30/10	to 04/30/10	to 04/30/10

Laudus Small Cap MarketMasters Fund, Select Shares	482,704	—	—	482,704	$5,657,294	$—	$—
Schwab Core Equity Fund	1,886,906	20,833	—	1,907,739	30,676,450	—	292,266
Schwab Dividend Equity Fund	600,251	—	(8,453)	591,798	7,314,626	(14,962)	63,299
Schwab Global Real Estate Fund	1,461,135	—	(51,724)	1,409,411	8,512,840	(126,207)	566,718
Schwab S&P 500 Index Fund	1,424,906	18,259	—	1,443,165	26,785,146	—	352,421
Schwab Small-Cap Equity Fund	823,630	—	(7,752)	815,878	11,536,521	(40,930)	—
Laudus Mondrian International Fixed Income Fund	405,231	100,679	—	505,910	5,635,841	—	95,980
Schwab Inflation Protected Fund	474,164	61,833	—	535,997	5,745,888	—	1,134
Schwab Short- Term Bond Market Fund	430,997	198,825	—	629,822	5,687,297	—	45,794
Schwab Total Bond Market Fund	4,155,259	851,560	—	5,006,819	45,461,921	—	712,326
Schwab Premier Income Fund	301,972	147,969	—	449,941	4,584,897	—	91,945
Schwab Value Advantage Money Fund, Institutional Shares	2,687,964	—	—	2,687,964	2,687,964	—	1,147

Total					$202,270,595	$(1,747,258)	$2,706,978

Schwab Target 2025 Fund:

	Balance			Balance		Realized	Distribution
	of Shares			of Shares	Market	Gain (Loss)	Received*
	Held at	Gross	Gross	Held at	Value at	11/1/09	11/1/09
Underlying Fund	10/31/09	Additions	Sales	04/30/10	04/30/10	to 04/30/10	to 04/30/10

Laudus Growth Investors U.S. Large Cap Growth Fund	189,884	110,571	—	300,455	$3,401,152	$—	$973
Laudus International MarketMasters Fund, Select Shares	111,683	75,155	—	186,838	3,142,613	—	24,186
Laudus Mondrian Emerging Markets Fund, Institutional Shares	93,626	56,695	(5,618)	144,703	1,273,389	(5,095)	11,336
Laudus Mondrian International Equity Fund, Institutional Shares	115,287	95,977	—	211,264	1,559,127	—	15,768
Laudus Rosenberg International Discovery Fund, Select Shares	88,615	35,299	(60,741)	63,173	597,614	12,618	14,870
Laudus Small Cap MarketMasters Fund, Select Shares	81,309	43,267	—	124,576	1,460,032	—	—
Schwab Core Equity Fund	287,758	176,643	—	464,401	7,467,571	—	48,478
Schwab Dividend Equity Fund	101,563	67,543	—	169,106	2,090,149	—	13,690
Schwab Global Real Estate Fund	184,001	142,944	—	326,945	1,974,750	—	92,185
Schwab S&P 500 Index Fund	208,139	127,193	—	335,332	6,223,765	—	54,816
Schwab Small-Cap Equity Fund	139,789	64,407	—	204,196	2,887,333	—	—
Laudus Mondrian International Fixed Income Fund	45,910	42,768	—	88,678	987,873	—	11,172
Schwab Inflation Protected Fund	52,086	40,538	—	92,624	992,930	—	136
Schwab Premier Income Fund	—	72,503	—	72,503	738,808	—	8,091

 65

 Schwab Target Funds

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

	Balance			Balance		Realized	Distribution
	of Shares			of Shares	Market	Gain (Loss)	Received*
	Held at	Gross	Gross	Held at	Value at	11/1/09	11/1/09
Underlying Fund	10/31/09	Additions	Sales	04/30/10	04/30/10	to 04/30/10	to 04/30/10

Schwab Total Bond Market Fund	487,276	416,787	—	904,063	$8,208,890	$—	$102,217
Schwab Value Advantage Money Fund, Institutional Shares	98,128	—	—	98,128	98,128	—	42

Total					$43,104,124	$7,523	$397,960

Schwab Target 2030 Fund:

	Balance			Balance		Realized	Distribution
	of Shares			of Shares	Market	Gain (Loss)	Received*
	Held at	Gross	Gross	Held at	Value at	11/1/09	11/1/09
Underlying Fund	10/31/09	Additions	Sales	04/30/10	04/30/10	to 04/30/10	to 04/30/10

Laudus Growth Investors U.S. Large Cap Growth Fund	1,571,885	190,936	—	1,762,821	$19,955,135	$—	$7,545
Laudus International MarketMasters Fund, Select Shares	900,944	191,447	—	1,092,391	18,374,024	—	184,941
Laudus Mondrian Emerging Markets Fund, Institutional Shares	746,218	209,785	—	956,003	8,412,829	—	84,915
Laudus Mondrian International Equity Fund, Institutional Shares	941,822	339,943	—	1,281,765	9,459,425	—	121,127
Laudus Rosenberg International Discovery Fund, Select Shares	312,128	109,399	(52,083)	369,444	3,494,940	(79,765)	56,818
Laudus Rosenberg International Small Capitalization Fund, Select Shares	288,700	22,629	(311,329)	—	—	(1,098,399)	91,345
Laudus Small-Cap MarketMasters Fund, Select Shares	829,617	40,550	—	870,167	10,198,361	—	—
Schwab Core Equity Fund	2,335,175	377,547	—	2,712,722	43,620,570	—	370,966
Schwab Dividend Equity Fund	756,552	97,210	—	853,762	10,552,492	—	83,879
Schwab Global Real Estate Fund	1,609,602	267,608	—	1,877,210	11,338,347	—	674,415
Schwab S&P 500 Index Fund	1,713,949	268,936	—	1,982,885	36,802,337	—	429,097
Schwab Small-Cap Equity Fund	1,310,455	55,846	—	1,366,301	19,319,501	—	—
Laudus Mondrian International Fixed Income Fund	211,907	66,062	—	277,969	3,096,570	—	48,450
Schwab Inflation Protected Fund	239,361	58,168	—	297,529	3,189,516	—	561
Schwab Premier Income Fund	—	256,711	—	256,711	2,615,887	—	31,518
Schwab Total Bond Market Fund	2,716,062	1,059,181	(82,599)	3,692,644	33,529,211	(48,709)	494,316
Schwab Value Advantage Money Fund, Institutional Shares	2,558,910	—	—	2,558,910	2,558,910	—	1,092

Total					$236,518,055	$(1,226,873)	$2,681,115

66

 Schwab Target Funds

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

Schwab Target 2035 Fund:

	Balance			Balance		Realized	Distribution
	of Shares			of Shares	Market	Gain (Loss)	Received*
	Held at	Gross	Gross	Held at	Value at	11/1/09	11/1/09
Underlying Fund	10/31/09	Additions	Sales	04/30/10	04/30/10	to 04/30/10	to 04/30/10

Laudus Growth Investors U.S. Large Cap Growth Fund	183,919	83,688	—	267,607	$3,029,309	$—	$949
Laudus International MarketMasters Fund, Select Shares	108,808	64,867	—	173,675	2,921,206	—	23,855
Laudus Mondrian Emerging Markets Fund, Institutional Shares	90,654	57,535	—	148,189	1,304,063	—	11,130
Laudus Mondrian International Equity Fund, Institutional Shares	112,230	86,030	—	198,260	1,463,157	—	15,861
Laudus Rosenberg International Discovery Fund, Select Shares	86,363	38,406	(59,095)	65,674	621,278	13,358	14,689
Laudus Small-Cap MarketMasters Fund, Select Shares	92,278	36,763	—	129,041	1,512,366	—	—
Schwab Core Equity Fund	272,719	136,377	—	409,096	6,578,261	—	47,608
Schwab Dividend Equity Fund	97,428	41,724	—	139,152	1,719,919	—	12,228
Schwab Global Real Estate Fund	178,902	111,963	—	290,865	1,756,823	—	89,871
Schwab S&P 500 Index Fund	202,672	99,665	—	302,337	5,611,368	—	53,553
Schwab Small-Cap Equity Fund	145,838	51,731	—	197,569	279,3621	—	—
Laudus Mondrian International Fixed Income Fund	14,330	13,185	—	27,515	306,516	—	3,661
Schwab Inflation Protected Fund	17,699	10,974	—	28,673	307,374	—	46
Schwab Premier Income Fund	—	34,258	—	34,258	349,089	—	3,972
Schwab Total Bond Market Fund	212,404	143,037	—	355,441	3,227,406	—	43,113
Schwab Value Advantage Money Fund, Institutional Shares	246,451	—	(200,000)	46,451	46,451	—	31

Total					$33,548,207	$13,358	$320,567

Schwab Target 2040 Fund:

	Balance			Balance		Realized	Distribution
	of Shares			of Shares	Market	Gain (Loss)	Received*
	Held at	Gross	Gross	Held at	Value at	11/1/09	11/1/09
Underlying Fund	10/31/09	Additions	Sales	04/30/10	04/30/10	to 04/30/10	to 04/30/10

Laudus Growth Investors U.S. Large Cap Growth Fund	1,418,425	261,088	—	1,679,513	$19,012,085	$—	$6,831
Laudus International MarketMasters Fund, Select Shares	823,699	230,806	—	1,054,505	17,736,775	—	169,238
Laudus Mondrian Emerging Markets Fund, Institutional Shares	703,893	228,108	—	932,001	8,201,610	—	81,762
Laudus Mondrian International Equity Fund, Institutional Shares	884,891	342,610	—	1,227,501	9,058,959	—	114,805
Laudus Rosenberg International Discovery Fund, Select Shares	366,462	148,454	(104,167)	410,749	3,885,688	(102,222)	63,427

 67

 Schwab Target Funds

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

	Balance			Balance		Realized	Distribution
	of Shares			of Shares	Market	Gain (Loss)	Received*
	Held at	Gross	Gross	Held at	Value at	11/1/09	11/1/09
Underlying Fund	10/31/09	Additions	Sales	04/30/10	04/30/10	to 04/30/10	to 04/30/10

Laudus Rosenberg International Small Capitalization Fund, Select Shares	229,358	—	(229,358)	—	$—	$(816,269)	$72,569
Laudus Small-Cap MarketMasters Fund, Select Shares	712,298	99,526	—	811,824	9,514,576	—	—
Schwab Core Equity Fund	2,164,533	458,172	—	2,622,705	42,173,099	—	347,377
Schwab Dividend Equity Fund	704,722	143,513	—	848,235	10,484,191	—	81,538
Schwab Global Real Estate Fund	1,427,866	452,842	—	1,880,708	11,359,474	—	631,854
Schwab S&P 500 Index Fund	1,495,528	306,168	—	1,801,696	33,439,482	—	374,450
Schwab Small-Cap Equity Fund	1,131,601	125,072	—	1,256,673	17,769,352	—	—
Laudus Mondrian International Fixed Income Fund, Institutional Shares	68,032	25,588	—	93,620	1,042,926	—	13,497
Schwab Inflation Protected Fund	78,287	22,009	—	100,296	1,075,170	—	180
Schwab Total Bond Market Fund	951,841	338,513	—	1,290,354	11,716,416	—	173,846
Schwab Premier Income Fund	—	198,513	—	198,513	2,022,848	—	24,512
Schwab Value Advantage Money Fund, Institutional Shares	1,990,619	—	(199,999)	1,790,620	1,790,620	—	776

Total					$200,283,271	$(918,491)	$2,158,329

*	Distribution received include distributions from net investment income and from capital gains from the underlying funds.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

6. Borrowing from Banks:

The funds may borrow money from banks and custodians. The funds have custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street Bank and Trust Company for the committed line of credit.

There were no borrowings from the lines of credit during the period. However, the funds utilized their overdraft facility and incurred interest expense, which is included in other expenses in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

68

 Schwab Target Funds

Financial Notes (continued)

7. Purchases and Sales of Investment Securities:

For the period ended April 30, 2010, purchases and sales of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Schwab Target 2010 Fund	$6,340,000	$9,680,041
Schwab Target 2015 Fund	10,418,000	575,673
Schwab Target 2020 Fund	23,100,000	9,324,986
Schwab Target 2025 Fund	20,375,000	1,337,789
Schwab Target 2030 Fund	51,445,000	8,219,822
Schwab Target 2035 Fund	13,865,000	1,472,789
Schwab Target 2040 Fund	48,420,000	7,000,928

8. Redemption Fee:

The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:

	Current Period	Prior Period
	(11/01/09-04/30/10)	(11/01/08-10/31/09)

Schwab Target 2010 Fund	$2,805	$11,064
Schwab Target 2015 Fund	3,012	3,789
Schwab Target 2020 Fund	5,724	8,656
Schwab Target 2025 Fund	2,231	3,394
Schwab Target 2030 Fund	8,194	14,044
Schwab Target 2035 Fund	6,586	3,619
Schwab Target 2040 Fund	7,912	20,739

9. Federal Income Taxes:

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2009, the following funds had capital loss carry forwards available to offset future net capital gains before the expiration dates:

	Schwab	Schwab	Schwab	Schwab	Schwab	Schwab	Schwab
	Target 2010	Target 2015	Target 2020	Target 2025	Target 2030	Target 2035	Target 2040
Expiration Date	Fund	Fund	Fund	Fund	Fund	Fund	Fund

October 31, 2016	$7,967,619	$—	$10,682,406	$—	$6,715,916	$—	$6,366,179
October 31, 2017	13,259,379	743,059	26,262,598	745,382	21,027,180	551,941	15,004,416

Total	$21,226,998	$743,059	$36,945,004	$745,382	$27,743,096	$551,941	$21,370,595

As of October 31, 2009, the funds had no capital losses utilized or capital losses deferred.

As of October 31, 2009, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. The Schwab Target 2010 Fund, Schwab Target 2020 Fund, Schwab Target 2030 Fund and Schwab Target 2040 Fund are not subject to examination by U.S. federal tax authorities for tax years before 2006 and by state tax authorities for tax years before 2005. The Schwab Target 2015 Fund, Schwab Target 2025 Fund and Schwab Target 2035 Fund are not subject to examination by U.S. federal tax authorities and state tax authorities for tax years before 2008.

10. Subsequent Events:

Management has determined there are no subsequent events or transactions that would have materially impacted the financial statements as presented.

 69

Results of Proxy Voting:

At a special meeting of shareholders of the trust held on December 14, 2009, shareholders approved the following proposal: to elect nine trustees to serve on the Board of Trustees of the trust. The individuals listed in the table below were elected as trustees for each fund. All trustees served as trustees of the trust prior to the special meeting.

	For	Withheld	% For
	(shares)	(shares)

Charles R. Schwab	1,402,634,526.75	105,696,405.10	92.99%
Walter W. Bettinger, II	1,458,729,719.36	49,601,212.49	96.71%
Mariann Byerwalter	1,455,075,604.88	53,255,326.97	96.47%
John F. Cogan	1,458,904,762.09	49,426,169.76	96.72%
William A. Hasler	1,449,460,489.61	58,970,442.24	96.10%
Gerald B. Smith	1,455,433,324.25	52,897,607.60	96.49%
Donald R. Stephens	1,457,006,880.73	51,324,051.12	96.60%
Joseph H. Wender	1,453,198,913.40	55,132,018.45	96.34%
Michael W. Wilsey	1,454,741,033.96	53,589,897.89	96.45%

70

Trustees and Officers

The tables below give information about the trustees and officers for Schwab Capital Trust which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 85 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC.	77	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009) Director, Excelsior Funds (2006 – 2007)

John F. Cogan 1947 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Fellow: The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	77	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	77	Director, Ditech Networks Corporation (1997 – present)
Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Harris-Stratex Networks (2001 – present)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
Director, Genitope Corporation (2000 – 2009)
			Director, Excelsior Funds (2006 – 2007)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	77	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present)

Donald R. Stephens 1938 Trustee (Trustee of Schwab Capital Trust since 1993.)	Managing Partner, D.R. Stephens & Company (investments) (1973 – present).	77	None

 71

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008-present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	77	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Capital Trust since 1993.)	Chairman and Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	77	None

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1993.)	Founded Charles Schwab & Co., Inc. in 1971 and became Chairman in 1978. Since 1986, Chairman and Director, The Charles Schwab Corporation. Since 1989, Director, Charles Schwab Investment Management, Inc., and appointed as Chairman in 1991. Since 1996, Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. Since 1999, Director and Chief Executive Officer, Schwab Holdings, Inc. Since 2003, Chairman, Charles Schwab Bank, N. A.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, and the Charles Schwab & Co., Inc.	77	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Capital Trust since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc., principal underwriter to the Funds, and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	85	None

72

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc. (August 2004 – present); Executive Vice President, Charles Schwab & Co., Inc. (2002 – present); Director, President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (August 2007 – present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC (Sept. 2002 – present); President and Chief Executive Officer, Schwab Strategic Trust (Oct. 2009 – present); Trustee (June 2006 – Dec. 2009), President and Chief Executive Officer (July 2007 – March 2008; effective July 2, 2010), Laudus Trust and Laudus Institutional Trust; President and Chief Executive Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust (June 2006 – June 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc. (November 2004 – present); Treasurer and Chief Financial Officer, Laudus Trust and Laudus Institutional Trust (2006 – present); Treasurer and Principal Financial Officer, Schwab Strategic Trust (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (Sept. 2002 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc. (July 2000 – present); Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. (June 1998 – present); Secretary and Chief Legal Officer, Schwab Strategic Trust (Oct. 2009 – present); Vice President and Assistant Clerk, Laudus Trust and Laudus Institutional Trust (Feb. 2010 – present); Secretary and Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007); Chief Legal Officer, Laudus Trust and Laudus Institutional Trust (Aug. 2006 – Dec. 2006).

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present) of Laudus Trust and Laudus Institutional Trust. Since 2009, Vice President of Schwab Strategic Trust (Oct. 2009 – present).

Michael Haydel 1972 Vice President (Officer of Schwab Capital Trust since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc. (2004 – present); Vice President (Sept. 2005 – present), Anti-Money Laundering Officer (Oct. 2005 – Feb. 2009), Laudus Trust, Laudus Institutional Trust; Vice President, Schwab Strategic Trust (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first, provided that any trustee who serves on both Schwab Funds and Laudus Funds retires from both boards when first required to retire by either board. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.
[2]	Messrs. Schwab and Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 73

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

74

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fund®
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2010 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR34720-04

Prospectus Supplement and
Semiannual Report Enclosed

Semiannual report dated April 30, 2010 enclosed.

COMMAND PERFORMANCETM

Laudus MarketMasters Fundstm

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This supplement is not part of the shareholder report.

SCHWAB CAPITAL TRUST
SCHWAB INVESTMENTS
SCHWAB ANNUITY PORTFOLIOS
SCHWAB STRATEGIC TRUST

Schwab Equity Index Funds
Supplement dated June 1, 2010 to the Prospectus dated February 28, 2010 and the Summary
Prospectuses of Schwab S&P 500 Index Fund, Schwab 1000 Index Fund, Schwab Small-Cap Index Fund,
Schwab Total Stock Market Index Fund and Schwab International Index Fund, each dated February 28, 2010

Schwab Fundamental Index Funds
Supplement dated June 1, 2010 to the Prospectus dated February 28, 2010, as supplemented March 17, 2010, the
Summary Prospectus of Schwab Fundamental Emerging Markets Index Fund, dated March 17, 2010, and the Summary Prospectuses of Schwab Fundamental US Large Company Index Fund, Schwab Fundamental US Small-Mid Company Index Fund, Schwab Fundamental International Large Company Index Fund and Schwab Fundamental International Small-Mid Company Index Fund, each dated February 28, 2010

Schwab Active Equity Funds
Supplement dated June 1, 2010 to the Prospectus dated February 28, 2010 and the Summary Prospectuses of Schwab Large-Cap Growth Fund, Schwab Premier Equity Fund, Schwab Core Equity Fund, Schwab International Core Equity Fund, Schwab Dividend Equity Fund, Schwab Small-Cap Equity Fund, Schwab Hedged
Equity Fund, Schwab Financial Services Fund and Schwab Health Care Fund, each dated February 28, 2010

Laudus MarketMasters Funds
Supplement dated June 1, 2010 to the Prospectus dated February 28, 2010 and the Summary Prospectuses of
Laudus Small-Cap MarketMasters Fund and Laudus International MarketMasters Fund, each dated February 28, 2010

Schwab Bond Funds
Supplement dated June 1, 2010 to the Prospectus dated November 15, 2009

Schwab Tax-Free Bond Funds
Supplement dated June 1, 2010 to the Prospectus dated November 15, 2009

Schwab Global Real Estate Fund
Supplement dated June 1, 2010 to the Prospectus dated June 28, 2009

Schwab S&P 500 Index Portfolio
Supplement dated June 1, 2010 to the Prospectus dated April 30, 2010

Schwab U.S. ETFs
Supplement dated June 1, 2010 to the Prospectus dated November 3, 2009, as supplemented January 11, 2010, January 14, 2010 and May 25, 2010

Schwab International ETFs
Supplement dated June 1, 2010 to the Prospectus dated November 3, 2009, as supplemented January 11, 2010, January 14, 2010 and May 25, 2010

This supplement provides new and additional information beyond that contained in each Prospectus and Summary Prospectus and should be read in conjunction with the Prospectuses and Summary Prospectuses.

Charles Schwab Investment Management, Inc. (CSIM) is announcing that Jeffrey Mortimer, Chief Investment Officer of CSIM, Schwab Funds, Laudus Funds, and Schwab ETFs, will leave the firm effective July 2, 2010. Randy Merk, President and Chief Executive Officer of CSIM, will serve as Chief Investment Officer until a replacement is found.

Therefore, effective July 2, 2010, all references to Jeffrey Mortimer in the “Fund management”, “Portfolio management” and/or “Portfolio managers” sections of the above referenced Prospectuses and Summary Prospectuses are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Please see www.schwabfunds.com/prospectus, www.laudus.com/prospectus or
www.schwabetfs.com/prospectus for current prospectuses and summary prospectuses.

REG56267-00 (06/10) ©2010 All Rights Reserved

Semiannual Report April 30, 2010

COMMAND PERFORMANCEtm

Laudus MarketMasters Fundstm

Laudus Small-Cap MarketMasters Fundtm

Laudus International MarketMasters Fundtm

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Two distinct Funds, each combining the expertise of leading investment managers with Schwab’s overall supervision.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.laudusfunds.com/prospectus.

Total Return for the Report Period

Laudus Small-Cap MarketMasters Fundtm

Investor Shares (Ticker Symbol: SWOSX)	23.40%
Select Shares® (Ticker Symbol: SWMSX)	23.50%
Russell 2000® Index	28.17%
Fund Category: Morningstar Small-Cap Growth	24.78%

Performance Details	pages 6-7

Laudus International MarketMasters Fundtm

Investor Shares (Ticker Symbol: SWOIX)[1]	13.05%
Select Shares® (Ticker Symbol: SWMIX)[1]	13.18%
MSCI EAFE® Index (Gross)*	2.68%
Fund Category: Morningstar Foreign Large-Cap Growth	7.80%

Performance Details	pages 8-9

Minimum Initial Investment[2]

Investor Shares	$ 100
Select Shares®	$ 50,000

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the funds’ returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Small-company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk. These risks may be greater in emerging markets.

Source for category information: Morningstar, Inc.

*	The Morgan Stanley Capital International Europe, Australasia, Far East Index (Gross) (MSCI EAFE Index®) is a free float-adjusted market capitalization index that is designed to measure market equity performance in 22 developed market countries, excluding the U.S. and Canada. Investors cannot invest directly in any index and index figures do not include trading and management costs.

[1]	The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.

[2]	Please see prospectus for further details and eligibility requirements.

2 Laudus MarketMasters Funds

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

In the United States, we’ve seen modest improvements in employment and consumer spending, along with increased capital spending by businesses. More importantly, the Federal Reserve (the Fed) began to withdraw some of its monetary support programs in 2010 while holding interest rates at historically low levels. The Fed’s description of the U.S. economy at its April 28, 2010 meeting was that the economy “was a little more upbeat but still cautious,” and that the “labor market was beginning to improve,” but then added a cautionary statement about employers remaining reluctant to add jobs to current payrolls. In short, we seem to be in an economic stage that calls for cautious optimism.

From a broader perspective, the global financial marketplace remained challenging as recessionary conditions prevailed along with occasional signs of improvement. Even as major international and domestic equity indices continued to rise, central banks in several countries, including the United States, closely monitored financial markets, debt ratios, monetary exchange rates, interest rates, and inflation, in an ongoing effort to stabilize local and global markets. This was especially true for the governments of Greece, Spain, Portugal, Ireland, and Great Britain, where sovereign debt has escalated and governments have implemented cost-cutting measures while seeking extended, low-cost financing.

For the six-month period, the Laudus International MarketMasters Fund outperformed its comparative index while the Laudus Small-Cap MarketMasters Fund underperformed. For details about each fund’s performance, please read the fund manager’s discussion and analysis on the following pages. The Laudus MarketMasters Funds follow a multi-manager strategy, combining the skills and expertise of leading investment managers with the ongoing oversight of Charles Schwab Investment Management, Inc. (CSIM). Caroline Lee, Managing Director & Portfolio Manager, CSIM, oversees the investment process and works to ensure that each sub-adviser has passed a rigorous screening and selection process.

In economic environments such as we have today, it’s more important than ever to periodically review your investment portfolio to ensure that your plan is complementary to your financial goals. To that end, we offer a wide array of mutual funds that cover all asset classes. If you would like to talk with us about our mutual funds, we are always available at 1-800-435-4000.

Thank you for investing with us.

Sincerely,

Laudus MarketMasters Funds 3

The Investment Environment

The past six months produced significant positive returns and high volatility in global capital markets. Nearly all major equity indices had positive returns. Generally speaking, the domestic equity markets outpaced the international equity markets; fixed income underperformed both.

U.S. small-cap stocks outperformed U.S. large- and mid-cap stocks. Value stocks outpaced growth stocks in all categories. The return of the S&P 500® Index, which is usually seen as a bellwether for financial markets in the United States, was positive at 15.66%. The international stock markets also had positive overall returns for the period, but significantly underperformed domestic stock markets. The MSCI EAFE® Index (Gross) returned 2.68% for the period. In the fixed-income realm, the Barclays Capital U.S. Aggregate Bond Index returned 2.54%.

Economic challenges lingered across the globe. Concerns about the long-term ability of Greece, Spain, and Portugal to manage their significant sovereign debt began to worry investors toward the end of the six-month period when Greece’s debt rating was lowered to junk status by Standard and Poor’s. Portugal and Spain’s debt ratings were also lowered, but not to the same extent as Greece’s.

Government central banks around the world continued to discuss possible ways of stabilizing the struggling countries, and the International Monetary Fund promised, in April 2010, to increase the 45 billion euro aid package for Greece to as much as 120 billion euros over the next three years. The promise for aid came with austerity measures that would have to be implemented by Greece, and any other country that might receive aid.

Central banks also continued to use other tools to help the global financial system maintain sufficient liquidity, such as buying distressed debt from private banks and supporting housing markets by intervening in mortgage markets.

On April 28, 2010, the Federal Open Market Committee (FOMC) reported that economic activity continued to strengthen in the United States and that the labor market was beginning to improve, but tempered its comments by adding that high unemployment, modest income growth, lower housing wealth, and tight credit were still concerns. In light of stable inflation trends, the FOMC maintained the target range for the federal funds rate at 0% to 0.25%.

Gross Domestic Product (GDP) growth increased by approximately 3.0% for the first quarter of 2010, a bit down from the increase of 5.6% reported for the GDP growth rate in the fourth quarter of 2009. Private domestic demand was the main force behind the growth in the first quarter, and consumer spending rose at an annual rate of 3.6%. Also in the first quarter, business investments in equipment and software increased by 13.4%. The U.S. unemployment rate remained close to 10% for the entire six-month period.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

15.66%	S&P 500® Index: measures U.S. large-cap stocks

28.17%	Russell 2000® Index: measures U.S. small-cap stocks

2.68%	MSCI EAFE® Index (Gross): measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

2.54%	Barclays Capital U.S. Aggregate Bond Index: measures the U.S. bond market

0.03%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

4 Laudus MarketMasters Funds

Fund Management

Caroline Lee, a managing director and portfolio manager of the investment adviser, manages the funds. Prior to joining the firm in November 2005, she worked in asset management for over 4 years overseeing subadvisor relationships in the pension group of a major corporation. She has also had 3 years of previous experience in investment management at another financial services firm.

Laudus MarketMasters Funds 5

Laudus Small-Cap MarketMasters Fund™

The Laudus MarketMasters Funds use a multi-manager strategy. Charles Schwab Investment Management, Inc. (CSIM), the funds’ investment adviser, uses rigorous criteria to select investment managers with proven long-term track records to manage a portion of each fund’s assets. In addition to selecting the investment managers and allocating assets among them, CSIM is responsible for monitoring and coordinating the overall management of the funds. Each sub-adviser manages their respective portfolio to a comparative index that reflects their individual process and philosophy. The sub-adviser indices may differ from the comparative index of the overall fund.

The Laudus Small-Cap MarketMasters Fund Investor Shares returned 23.40% for the period, while its comparative index, the Russell 2000 Index, returned 28.17%. When looking at the fund’s portfolio relative to its index, its underperformance came primarily from its stock selection across multiple measures.

All four of the fund’s subadvisors posted positive absolute returns, but only one outperformed its comparative index. TAMRO Capital Partners LLC, which focuses on small-cap core, was the fund’s strongest subadvisor. Its outperformance of the Russell 2000 Index was modest, but reflective of the small-cap value strength that was seen overall in the equity market. The fund’s next best performer was TCW Investment Management Company (TCW). While TCW posted a small underperformance, compared to the Russell Midcap Value Index, it had solid absolute returns. Across U.S. asset classes, small-caps were the strongest performers for the period, and among small-caps, value outperformed growth, so TCW’s mid-cap focus worked against the fund during the period. Neuberger Berman Management LLC, which focuses on the small-cap growth universe, also underperformed its comparative index, the Russell 2000 Growth Index. In Neuberger’s case, the emphasis on growth worked against the fund, as value beat growth during the period. And Tocqueville Asset Management L.P., with its small-cap contrarian value orientation, underperformed the Russell 2000 Index, despite its positive absolute return. Tocqueville’s low financial services exposure was one of the main detractors from relative performance. During the period, there were no active changes in subadvisor allocations.

When looking at the fund from a sector-specific standpoint, the main detractors from relative performance came from stock selection in Energy, Information Technology, and Consumer Staples. Health Care was modestly positive for the fund in terms of stock selection.

As of 04/30/10:

 Statistics

Number of Holdings	251
Weighted Average Market Cap ($ x 1,000,000)	$2,541
Price/Earnings Ratio (P/E)	183.2
Price/Book Ratio (P/B)	2.2
Portfolio Turnover Rate[1]	38%

 Sector Weightings % of Investments

Information Technology	20.5%
Consumer Discretionary	16.2%
Health Care	15.3%
Financials	14.5%
Industrials	13.5%
Energy	6.9%
Materials	4.7%
Consumer Staples	3.9%
Utilities	1.4%
Telecommunication Services	0.6%
Other	2.5%
Total	100.0%

 Top Equity Holdings % of Net Assets2

Bill Barrett Corp.	1.4%
Thoratec Corp.	1.4%
Websense, Inc.	1.4%
Ultratech, Inc.	1.2%
EnergySolutions, Inc.	1.1%
TIBCO Software, Inc.	1.1%
Alkermes, Inc.	1.0%
The Hain Celestial Group, Inc.	1.0%
Unit Corp.	1.0%
Allscripts-Misys Healthcare Solutions, Inc.	0.9%
Total	11.5%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Small-company stocks are subject to greater volatility than other asset categories.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

6 Laudus MarketMasters Funds

 Laudus Small-Cap MarketMasters Fundtm

Performance Summary as of 04/30/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.laudusfunds.com/prospectus.

April 30, 2000 – April 30, 2010
Performance of a Hypothetical
$10,000 Investment in Investor Shares1

June 9, 2004 – April 30, 2010
Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Average Annual Total Returns1,2

Fund Class and Inception Date	6 Months	1 Year	5 Years	10 Years	Since Inception

Investor Shares (9/16/97)	23.40%	39.26%	4.79%	3.42%	4.97%
Select Shares (6/9/04)	23.50%	39.52%	4.97%	n/a	4.16%
Russell 2000® Index	28.17%	48.95%	5.74%	4.91%	(9/16/97) 5.28%
					(6/9/04) 5.09%
Fund Category: Morningstar Small-Cap Growth	24.78%	45.70%	5.35%	1.48%	(9/16/97) 4.86%
					(6/9/04) 4.21%

Fund Expense Ratios3: Investor Shares: Net 1.46% ; Gross 1.50% / Select Shares: Net 1.31%; Gross 1.45%

 Style Assessment4

 Investment Managers and Allocations

		% of
Investment Manager	Investment Style	Net Assets

TAMRO Capital Partners, LLC	Small—Cap Value/Blend	31.8%

TCW Investment Management Company	Small/Mid—Cap Value	24.4%

Tocqueville Asset Management L.P.	Small—Cap Blend	30.0%

Neuberger Berman Management LLC	Small—Cap Growth	13.6%

Cash and other assets	—	0.2%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Because the fund originally used a multi-fund strategy, its performance prior to June 3, 2002 does not reflect the current strategy and may have been different if it did.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 4/30/10, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

Laudus MarketMasters Funds 7

Laudus International MarketMasters Fund™

The Laudus MarketMasters Funds use a multi-manager strategy. Charles Schwab Investment Management, Inc. (CSIM), the funds’ investment adviser, uses rigorous criteria to select investment managers with proven long-term track records to manage a portion of each fund’s assets. In addition to selecting the investment managers and allocating assets among them, CSIM is responsible for monitoring and coordinating the overall management of the funds. Each sub-adviser manages their respective portfolio to a comparative index that reflects their individual process and philosophy. The sub-adviser indices may differ from the comparative index of the overall fund.

The Laudus International MarketMasters Fund Investor Shares returned 13.05% for the period, while its comparative index, the MSCI EAFE Index (Gross), returned 2.68%. When looking at the portfolio relative to its index, both sector allocation and security selection generally benefitted the fund, with security selection contributing the most.

All of the fund’s five subadvisors outperformed their respective comparative indices. The strongest performer was Harris Associates L.P. With its value focus, it outperformed its comparative index, the MSCI World ex U.S. Index, as value outperformed growth during the period. The next-strongest performer for the period was Mondrian Investment Partners Limited. Mondrian outperformed its comparative index—the MSCI World ex U.S. Small Index—primarily as a result of its small-cap value orientation and stock selection, on the back of its general value-defensive posture, which was in favor during the period. Wentworth, Hauser and Violich, Inc./Hirayama Investments, LLC also performed strongly. Its top-down sector allocation and focus on long-term growth cycle trends worked in its favor and it outperformed its comparative index, the MSCI EAFE Index. American Century Global Investment Management, Inc., with its international small/mid-cap growth emphasis, had solid performance and outperformed its comparative index. William Blair & Company, LLC, which focuses on high-quality growth companies across the entire capitalization spectrum also outperformed its comparative index—the MSCI All Country World ex U.S. IMI Index, but to a lesser degree than the other subadvisors. There were no active changes in subadvisor allocations.

When looking specifically at the fund, exposure to Europe and the Asia & Pacific Basin regions helped performance. Exposure to Latin America hurt fund performance. From a sector specific standpoint, the biggest contributor to relative outperformance was security selection in Consumer Discretionary. Selection in Industrials and Energy was also good. Weaker sectors for the fund, in terms of security selection, were Telecommunication Services and Utilities.

As of 04/30/10:

 Country Weightings % of Investments

United Kingdom	17.7%

Japan	11.9%

Switzerland	10.1%

Germany	7.8%

France	7.1%

Canada	6.8%

Australia	4.5%

Netherlands	3.8%

Singapore	3.4%

United States	3.2%

Other Countries	23.7%

Total	100.0%

 Statistics

Number of Holdings	607
Weighted Average Market Cap ($ x 1,000,000)	$28,339
Price/Earnings Ratio (P/E)	28.3
Price/Book Ratio (P/B)	2.2
Portfolio Turnover Rate[1]	38%

 Sector Weightings % of Investments

Industrials	23.1%
Consumer Discretionary	16.0%
Materials	12.0%
Financials	11.7%
Information Technology	11.2%
Energy	8.4%
Consumer Staples	7.1%
Health Care	5.8%
Telecommunication Services	0.9%
Utilities	0.5%
Other	3.3%
Total	100.0%

 Top Equity Holdings % of Net Assets2

BHP Billiton Ltd. ADR	1.0%
Chloride Group plc	1.0%
Potash Corp. of Saskatchewan, Inc.	0.9%
Rotork plc	0.9%
The Weir Group plc	0.9%
Noble Corp.	0.9%
Vale S.A. ADR	0.9%
Nestle S.A. - Reg’d ADR	0.8%
Schlumberger Ltd.	0.8%
Credit Suisse Group AG - Reg’d	0.8%
Total	8.9%

The fund’s performance relative to the index may be affected by fair-value pricing, see Financial Note 2 for more information.

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Foreign securities can involve risks such as political and economic instability and currency risk. These risks may be greater in emerging markets.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

8 Laudus MarketMasters Funds

 Laudus International MarketMasters Fundtm

Performance Summary as of 04/30/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.laudusfunds.com/prospectus.

April 30, 2000 – April 30, 2010
Performance of a Hypothetical
$10,000 Investment in Investor Shares1

April 2, 2004 – April 30, 2010
Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Average Annual Total Returns1,2

Fund Class and Inception Date	6 Months	1 Year	5 Years	10 Years	Since Inception

Investor Shares (10/16/96)	13.05%	51.81%	7.42%	4.19%	8.94%
Select Shares (4/2/04)	13.18%	52.09%	7.58%	n/a	7.98%
MSCI EAFE Index® (Gross)*	2.68%	35.02%	4.34%	2.05%	(10/16/96) 4.62%
					(4/2/04) 5.42%
Fund Category: Morningstar Foreign Large-Cap Growth	7.80%	39.49%	5.56%	0.88%	(10/16/96) 5.71%
					(4/2/04) 5.58%
Fund Expense Ratios3: Investor Shares: 1.63% / Select Shares: Net 1.48%; Gross 1.58%

 Style Assessment4

 Investment Managers and Allocations

		% of
Investment Manager	Investment Style	Net Assets

American Century Global Investment Management, Inc.	International Small/Mid—Cap Growth	17.8%

Wentworth, Hauser and Violich, Inc./Hirayama Investments, LLC	International Large—Cap Growth	13.0%

Harris Associates L.P.	International Large—Cap Value	21.6%

William Blair & Company, LLC	International Multi—Cap Growth	21.2%

Mondrian Investment Partners Limited	International Small—Cap Value	25.4%

Cash and other assets	—	1.0%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Because the fund originally used a multi-fund strategy, its performance prior to June 3, 2002 does not reflect the current strategy and may have been different if it did.

*	The Morgan Stanley Capital International Europe, Australasia, Far East Index (Gross) (MSCI EAFE Index®) is a free float-adjusted market capitalization index that is designed to measure market equity performance in 22 developed market countries, excluding the U.S. and Canada. Investors cannot invest directly in any index and index figures do not include trading and management costs.
[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 4/30/10, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

Laudus MarketMasters Funds 9

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees, and ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2009 and held through April 30, 2010.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 11/1/09	at 4/30/10	11/1/09–4/30/10

Laudus Small-Cap MarketMasters Fundtm
Investor Shares
Actual Return	1.47%	$1,000	$1,234.00	$8.14
Hypothetical 5% Return	1.47%	$1,000	$1,017.50	$7.35
Select Shares
Actual Return	1.32%	$1,000	$1,235.00	$7.31
Hypothetical 5% Return	1.32%	$1,000	$1,018.25	$6.61

Laudus International MarketMasters Fundtm
Investor Shares
Actual Return	1.61%	$1,000	$1,130.50	$8.50
Hypothetical 5% Return	1.61%	$1,000	$1,016.81	$8.05
Select Shares
Actual Return	1.47%	$1,000	$1,131.80	$7.77
Hypothetical 5% Return	1.47%	$1,000	$1,017.50	$7.35

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.

10 Laudus MarketMasters Funds

Laudus Small-Cap MarketMasters Fund™

Financial Statements

Financial Highlights

	11/1/09–		11/1/08–	11/1/07–	11/1/06–	11/1/05–	11/1/04–
Investor Shares	4/30/10*		10/31/09	10/31/08	10/31/07	10/31/06	10/31/05

Per-Share Data ($)

Net asset value at beginning of period	9.40		8.78	13.74	14.20	13.38	12.18

Income (loss) from investment operations:
Net investment income (loss)	(0.03)[1]		(0.05)[1]	(0.04)[1]	(0.08)[1]	(0.13)	(0.14)
Net realized and unrealized gains (losses)	2.23		0.67	(4.59)	1.81	2.08	1.34

Total from investment operations	2.20		0.62	(4.63)	1.73	1.95	1.20
Less distributions:
Distributions from net investment income	—		(0.00)[2]	—	—	—	—
Distributions from net realized gains	—		—	(0.33)	(2.19)	(1.13)	—

Total distributions	—		(0.00)[2]	(0.33)	(2.19)	(1.13)	—

Net asset value at end of period	11.60		9.40	8.78	13.74	14.20	13.38

Total return (%)	23.40	[3]	7.10	(34.34)	13.79	15.33	9.85

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.47	[4,5]	1.48 [6]	1.48	1.51 [7]	1.48 [7]	1.55
Gross operating expenses	1.50	[4]	1.50	1.48	1.59	1.63	1.69
Net investment income (loss)	(0.64)[4]		(0.64)	(0.38)	(0.60)	(0.82)	(0.95)
Portfolio turnover rate	38	[3]	129	134	83	105	94
Net assets, end of period ($ x 1,000,000)	73		64	64	99	95	108

	11/1/09–		11/1/08–	11/1/07–	11/1/06–	11/1/05–	11/1/04–
Select Shares	4/30/10*		10/31/09	10/31/08	10/31/07	10/31/06	10/31/05

Per-Share Data ($)

Net asset value at beginning of period	9.49		8.86	13.85	14.27	13.41	12.19

Income (loss) from investment operations:
Net investment income (loss)	(0.03)[1]		(0.04)[1]	(0.04)[1]	(0.04)[1]	(0.02)	(0.11)
Net realized and unrealized gains (losses)	2.26		0.68	(4.62)	1.81	2.01	1.33

Total from investment operations	2.23		0.64	(4.66)	1.77	1.99	1.22
Less distributions:
Distributions from net investment income	—		(0.01)	—	—	—	—
Distributions from net realized gains	—		—	(0.33)	(2.19)	(1.13)	—

Total distributions	—		(0.01)	(0.33)	(2.19)	(1.13)	—

Net asset value at end of period	11.72		9.49	8.86	13.85	14.27	13.41

Total return (%)	23.50	[3]	7.29	(34.28)	14.04	15.61	10.01

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.32	[4,8]	1.33 [9]	1.37	1.36 [10]	1.16 [10]	1.37
Gross operating expenses	1.45	[4]	1.45	1.44	1.66	1.55	1.63
Net investment income (loss)	(0.49)[4]		(0.48)	(0.31)	(0.29)	(0.43)	(0.76)
Portfolio turnover rate	38	[3]	129	134	83	105	94
Net assets, end of period ($ x 1,000,000)	360		292	260	437	7	1

* Unaudited.
1 Calculated based on the average shares outstanding during the period.
2 Per share amount was less than $0.01.
3 Not annualized.
4 Annualized.
5 The ratio of net operating expenses would have been 1.46% if certain non-routine expenses had not been incurred.
6 Effective February 28, 2009, the operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.
7 The ratio of net operating expenses would have been 1.55% and 1.55% for the periods ended 10/31/06 and 10/31/07, respectively, if custody credits had not been incurred.
8 The ratio of net operating expenses would have been 1.31% if certain non-routine expenses had not been incurred.
9 Effective February 28, 2009, the operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate. Please see financial note 4 for more information.
10 The ratio of net operating expenses would have been 1.36% and 1.37% for the periods ended 10/31/06 and 10/31/07, respectively, if custody credits had not been incurred.

See financial notes 11

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings as of April 30, 2010 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the Laudus Funds’ website at www.laudusfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

96.7%		Common Stock	334,002,009	419,163,939
1.0%		Foreign Common Stock	4,116,518	4,043,835
2.3%		Other Investment Company	10,178,218	10,178,218
0.1%		Short-Term Investment	484,905	484,909

100.1%		Total Investments	348,781,650	433,870,901
(0	.1)%	Other Assets and Liabilities, Net		(487,306)

100.0%		Net Assets		433,383,595

	Number	Value
Security	of Shares	($)

Common Stock 96.7% of net assets

Automobiles & Components 0.5%
Winnebago Industries, Inc. *	142,220	2,365,119

Banks 6.3%
Bank of the Ozarks, Inc.	74,654	2,871,939
Comerica, Inc.	9,900	415,800
East West Bancorp, Inc.	150,444	2,947,198
First Horizon National Corp. *	90,037	1,274,024
Fulton Financial Corp.	50,400	529,200
Glacier Bancorp, Inc.	158,107	2,923,398
Hudson City Bancorp, Inc.	89,100	1,185,030
KeyCorp	237,600	2,143,152
People’s United Financial, Inc.	68,096	1,057,531
Pinnacle Financial Partners, Inc. *	74,000	1,130,720
Synovus Financial Corp.	705,340	2,123,073
TCF Financial Corp.	130,500	2,431,215
The New York Community Bancorp, Inc.	88,546	1,458,353
Umpqua Holdings Corp.	217,000	3,241,980
Wilmington Trust Corp.	83,200	1,441,856

		27,174,469

Capital Goods 8.8%
AAR CORP. *	31,800	775,284
Actuant Corp., Class A	34,600	793,378
BE Aerospace, Inc. *	26,700	793,257
Ceradyne, Inc. *	117,000	2,597,400
Colfax Corp. *	90,922	1,186,532
Dover Corp.	38,600	2,015,692
Emcor Group, Inc. *	92,385	2,638,516
EnerSys *	31,600	817,808
ESCO Technologies, Inc.	30,539	942,128
Global Defense Technology & Systems, Inc. *	45,500	642,915
HEICO Corp.	37,625	1,620,509
Hexcel Corp. *	164,900	2,671,380
Jacobs Engineering Group, Inc. *	29,207	1,408,361
Joy Global, Inc.	34,500	1,959,945
Kennametal, Inc.	51,600	1,695,576
Nordson Corp.	10,600	761,292
Regal-Beloit Corp.	14,300	904,761
Rockwell Collins, Inc.	30,200	1,963,000
Snap-on, Inc.	29,815	1,436,487
SPX Corp.	31,760	2,219,389
Terex Corp. *	102,739	2,724,638
WABCO Holdings, Inc. *	72,300	2,399,637
Wabtec Corp.	55,831	2,656,439
Watsco, Inc.	10,100	598,122

		38,222,446

Commercial & Professional Supplies 3.0%
Clean Harbors, Inc. *	20,600	1,306,658
EnergySolutions, Inc.	651,000	4,719,750
Steelcase, Inc., Class A	87,000	714,270
The Advisory Board Co. *	88,232	2,905,480
The Corporate Executive Board Co.	95,721	2,628,498
Towers Watson & Co., Class A	12,700	609,600

		12,884,256

Consumer Durables & Apparel 3.0%
Columbia Sportswear Co.	45,800	2,543,732
Fortune Brands, Inc.	22,100	1,158,482
Lennar Corp., Class A	58,300	1,160,170
Liz Claiborne, Inc. *	219,013	1,914,174
M.D.C. Holdings, Inc.	79,402	3,041,096
Steven Madden Ltd. *	11,500	666,540
The Warnaco Group, Inc. *	13,500	645,840
Toll Brothers, Inc. *	48,000	1,083,360
Tupperware Brands Corp.	13,100	669,017

		12,882,411

Consumer Services 4.4%
BJ’s Restaurants, Inc. *	123,002	2,968,038
Burger King Holdings, Inc.	96,300	2,031,930
Capella Education Co. *	9,700	879,014
Domino’s Pizza, Inc. *	181,882	2,802,802
Grand Canyon Education, Inc. *	113,198	2,737,128
International Speedway Corp., Class A	15,410	470,929
Jack in the Box, Inc. *	27,400	644,448
Marriott International, Inc., Class A	35,043	1,288,181
Orient-Express Hotels Ltd., Class A *	107,800	1,471,470
Steiner Leisure Ltd. *	18,400	862,408
Texas Roadhouse, Inc. *	159,398	2,355,902
WMS Industries, Inc. *	13,700	685,274

		19,197,524

12 See financial notes

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Diversified Financials 3.3%
Evercore Partners, Inc., Class A	16,600	594,944
Federated Investors, Inc., Class B	42,680	1,029,441
GAMCO Investors, Inc., Class A	52,362	2,409,176
Invesco Ltd.	55,405	1,273,761
Janus Capital Group, Inc.	178,102	2,507,676
Knight Capital Group, Inc., Class A *	130,560	2,030,208
MSCI, Inc., Class A *	21,400	741,510
Portfolio Recovery Associates, Inc. *	13,900	923,933
Raymond James Financial, Inc.	91,214	2,794,797
Teton Advisors, Inc., Class A	1,198	13,208

		14,318,654

Energy 6.9%
Bill Barrett Corp. *	182,911	6,233,607
Cameron International Corp. *	36,500	1,440,290
Concho Resources, Inc. *	17,800	1,011,396
CONSOL Energy, Inc.	25,900	1,157,212
Hornbeck Offshore Services, Inc. *	109,550	2,680,688
Murphy Oil Corp.	18,750	1,127,813
Oceaneering International, Inc. *	41,300	2,705,150
Petrohawk Energy Corp. *	76,800	1,658,112
Precision Drilling Trust *	174,740	1,331,519
Rosetta Resources, Inc. *	28,100	699,690
TETRA Technologies, Inc. *	285,800	3,512,482
Unit Corp. *	86,900	4,151,213
Weatherford International Ltd. *	66,500	1,204,315
Willbros Group, Inc. *	47,777	599,601
World Fuel Services Corp.	21,300	605,559

		30,118,647

Food & Staples Retailing 0.5%
United Natural Foods, Inc. *	67,517	2,072,097

Food, Beverage & Tobacco 2.7%
Diamond Foods, Inc.	14,700	627,837
H.J. Heinz Co.	22,100	1,035,827
Molson Coors Brewing Co., Class B	21,500	953,740
The Hain Celestial Group, Inc. *	213,600	4,225,008
The J.M. Smucker Co.	26,200	1,600,034
TreeHouse Foods, Inc. *	73,481	3,107,512

		11,549,958

Health Care Equipment & Services 9.6%
Air Methods Corp. *	35,900	1,187,572
Allscripts-Misys Healthcare Solutions, Inc. *	201,900	4,072,323
Amedisys, Inc. *	15,343	883,450
Analogic Corp.	41,598	1,989,217
Beckman Coulter, Inc.	16,600	1,035,840
Catalyst Health Solutions, Inc. *	21,800	922,358
ev3, Inc. *	51,400	983,282
Greatbatch, Inc. *	138,500	3,094,090
Hanger Orthopedic Group, Inc. *	33,100	616,984
Health Management Associates, Inc., Class A *	299,729	2,793,474
HMS Holdings Corp. *	12,400	663,400
IPC The Hospitalist Co. *	20,300	630,112
NuVasive, Inc. *	67,370	2,802,592
Odyssey HealthCare, Inc. *	39,400	820,702
Orthofix International N.V. *	17,100	584,649
Quality Systems, Inc.	42,298	2,707,495
Sirona Dental Systems, Inc. *	17,600	733,744
SXC Health Solutions Corp. *	12,500	871,250
Teleflex, Inc.	45,147	2,768,414
Thoratec Corp. *	138,400	6,171,256
Volcano Corp. *	29,000	696,580
Wright Medical Group, Inc. *	197,400	3,707,172
Zoll Medical Corp. *	28,400	867,620

		41,603,576

Household & Personal Products 0.7%
Elizabeth Arden, Inc. *	38,100	693,801
WD-40 Co.	73,400	2,585,882

		3,279,683

Insurance 1.3%
Arch Capital Group Ltd. *	26,254	1,984,278
Assurant, Inc.	52,010	1,894,724
PartnerRe Ltd.	18,000	1,396,440
Primerica, Inc. *	9,500	225,340

		5,500,782

Materials 4.7%
Brush Engineered Materials, Inc. *	123,800	3,680,574
Commercial Metals Co.	112,900	1,679,952
Cytec Industries, Inc.	52,250	2,511,135
International Flavors & Fragrances, Inc.	45,100	2,259,059
Landec Corp. *	163,600	1,002,868
Minerals Technologies, Inc.	58,300	3,363,910
Pactiv Corp. *	77,100	1,959,111
Royal Gold, Inc.	43,554	2,229,094
Texas Industries, Inc.	41,982	1,588,599

		20,274,302

Media 2.1%
DreamWorks Animation SKG, Inc., Class A *	68,879	2,733,807
Gannett Co., Inc.	39,818	677,702
Morningstar, Inc. *	60,774	2,856,986
The E.W. Scripps Co., Class A *	251,953	2,756,366

		9,024,861

Pharmaceuticals, Biotechnology & Life Sciences 5.7%
Alexion Pharmaceuticals, Inc. *	15,200	834,176
Alkermes, Inc. *	338,700	4,436,970
Auxilium Pharmaceuticals, Inc. *	20,600	733,360
BioMarin Pharmaceutical, Inc. *	35,700	834,309
Covance, Inc. *	36,400	2,079,896
Human Genome Sciences, Inc. *	14,100	390,429
Inspire Pharmaceuticals, Inc. *	393,000	2,692,050
Isis Pharmaceuticals, Inc. *	225,200	2,420,900
King Pharmaceuticals, Inc. *	133,900	1,312,220
Myriad Genetics, Inc. *	95,700	2,297,757

See financial notes 13

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Pharmaceutical Product Development, Inc.	103,200	2,838,000
Salix Pharmaceuticals Ltd. *	23,100	928,620
Thermo Fisher Scientific, Inc. *	22,700	1,254,856
United Therapeutics Corp. *	29,501	1,678,312

		24,731,855

Real Estate 3.2%
BioMed Realty Trust, Inc.	147,751	2,734,871
Jones Lang LaSalle, Inc.	8,400	662,592
LaSalle Hotel Properties	111,900	2,948,565
Redwood Trust, Inc.	191,613	3,196,105
The St. Joe Co. *	51,600	1,704,864
Washington Real Estate Investment Trust	86,025	2,705,486

		13,952,483

Retailing 6.2%
1-800-FLOWERS.COM, Inc., Class A *	374,000	1,069,640
Aaron’s, Inc.	113,197	2,554,856
Abercrombie & Fitch Co., Class A	48,800	2,134,024
American Eagle Outfitters, Inc.	91,100	1,531,391
Blue Nile, Inc. *	44,365	2,395,266
DSW, Inc., Class A *	86,732	2,619,306
Foot Locker, Inc.	127,900	1,963,265
GameStop Corp., Class A *	33,100	804,661
hhgregg, Inc. *	32,600	933,338
J. Crew Group, Inc. *	13,400	622,698
Lumber Liquidators Holdings, Inc. *	94,327	2,873,201
Macy’s, Inc.	84,824	1,967,917
The Gymboree Corp. *	11,300	555,169
Tractor Supply Co.	59,500	3,996,615
Ulta Salon, Cosmetics & Fragrance, Inc. *	39,400	910,928

		26,932,275

Semiconductors & Semiconductor Equipment 4.2%
Atheros Communications *	16,100	625,324
Avago Technologies Ltd. *	93,800	1,924,776
Broadcom Corp., Class A	38,000	1,310,620
Cavium Networks, Inc. *	34,400	949,784
Maxim Integrated Products, Inc.	93,375	1,813,343
Netlogic Microsystems, Inc. *	21,000	654,570
ON Semiconductor Corp. *	137,500	1,091,750
Silicon Image, Inc. *	931,000	3,463,320
Silicon Laboratories, Inc. *	12,900	623,715
Ultratech, Inc. *	344,700	5,063,643
Varian Semiconductor Equipment Associates, Inc. *	20,200	665,388

		18,186,233

Software & Services 10.6%
Blackboard, Inc. *	59,518	2,532,491
FactSet Research Systems, Inc.	34,580	2,601,108
Fair Isaac Corp.	165,000	3,474,900
Gartner, Inc. *	24,300	585,144
Global Payments, Inc.	56,400	2,414,484
Informatica Corp. *	20,300	507,703
Jack Henry & Associates, Inc.	25,000	638,000
LivePerson, Inc. *	97,300	803,698
Openwave Systems, Inc. *	453,900	1,012,197
Parametric Technology Corp. *	196,900	3,660,371
Rackspace Hosting, Inc. *	32,300	579,785
RightNow Technologies, Inc. *	191,148	3,134,827
Solarwinds, Inc. *	33,100	614,336
Solera Holdings, Inc.	16,000	621,920
SS&C Technologies Holdings, Inc. *	38,000	637,640
TeleCommunication Systems, Inc., Class A *	475,500	3,285,705
TeleTech Holdings, Inc. *	143,800	2,379,890
The Ultimate Software Group, Inc. *	17,100	571,995
TIBCO Software, Inc. *	399,300	4,552,020
ValueClick, Inc. *	235,700	2,422,996
VASCO Data Security International, Inc. *	214,194	1,387,977
VistaPrint N.V. *	14,800	763,384
WebMD Health Corp. *	16,100	779,884
Websense, Inc. *	270,577	6,161,038

		46,123,493

Technology Hardware & Equipment 5.3%
3PAR, Inc. *	264,628	2,468,979
Acme Packet, Inc. *	102,855	2,688,630
Agilent Technologies, Inc. *	40,400	1,464,904
Avnet, Inc. *	50,200	1,604,894
Ciena Corp. *	134,800	2,492,452
Littelfuse, Inc. *	23,000	971,290
Netezza Corp. *	221,479	3,032,047
NETGEAR, Inc. *	88,350	2,390,751
Plantronics, Inc.	20,500	680,600
Plexus Corp. *	16,800	622,440
Polycom, Inc. *	31,600	1,028,580
QLogic Corp. *	78,400	1,518,608
Riverbed Technology, Inc. *	22,100	684,879
SeaChange International, Inc. *	165,502	1,378,632

		23,027,686

Telecommunication Services 0.6%
Cbeyond, Inc. *	159,169	2,448,019

Transportation 1.7%
Arkansas Best Corp.	85,300	2,598,238
Avis Budget Group, Inc. *	66,200	1,000,944
Forward Air Corp.	101,295	2,838,286
Hub Group, Inc., Class A *	26,400	845,064

		7,282,532

Utilities 1.4%
Consolidated Edison, Inc.	22,085	998,242
Hawaiian Electric Industries, Inc.	73,535	1,717,042
PG&E Corp.	28,000	1,226,400

14 See financial notes

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Wisconsin Energy Corp.	39,400	2,068,894

		6,010,578

Total Common Stock
(Cost $334,002,009)		419,163,939

Foreign Common Stock 1.0% of net assets

Singapore 0.5%

Semiconductors & Semiconductor Equipment 0.5%
Verigy Ltd. *	155,457	1,856,157

United Kingdom 0.5%

Insurance 0.5%
Willis Group Holdings plc	63,503	2,187,678

Total Foreign Common Stock
(Cost $4,116,518)		4,043,835

Other Investment Company 2.3% of net assets

Money Fund 2.3%
State Street Institutional Liquid Reserves Fund - Institutional Class	10,178,218	10,178,218

Total Other Investment Company
(Cost $10,178,218)		10,178,218

	Face
Issuer	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.1% of net assets

U.S. Treasury Obligation 0.1%
U.S. Treasury Bill
0.15%, 06/17/10 (a)	485,000	484,909

Total Short-Term Investment
(Cost $484,905)		484,909

End of Investments.

At 4/30/10, the tax basis cost of the fund’s investments was $356,544,508, and the unrealized appreciation and depreciation were $83,707,167 and ($6,380,774), respectively, with a net appreciation of $77,326,393.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.

In addition to the above, the fund held the following at 04/30/10.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

Russell 2000 Index, mini, Long, expires 06/18/10	115	8,228,250	477,624

See financial notes 15

 Laudus Small-Cap MarketMasters Fund

Statement of
Assets and Liabilities
As of April 30, 2010; unaudited.

Assets

Investments, at value (cost $348,781,650)		$433,870,901
Receivables:
Investments sold		5,801,491
Fund shares sold		341,384
Dividends		28,285
Interest		1,140
Prepaid expenses	+	38,417

Total assets		440,081,618

Liabilities

Payables:
Investments bought		6,102,754
Investment adviser and administrator fees		76,807
Shareholder services fees		67,586
Due to brokers for futures		247,250
Fund shares redeemed	+	203,626

Total liabilities		6,698,023

Net Assets

Total assets		440,081,618
Total liabilities	−	6,698,023

Net assets		$433,383,595

Net Assets by Source
Capital received from investors		492,930,892
Distribution in excess of net investment income		(1,011,669)
Net realized capital losses		(144,125,563)
Net unrealized capital gains		85,589,935

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV
Investor Shares	$73,270,115		6,316,053		$11.60
Select Shares	$360,113,480		30,729,762		$11.72

16 See financial notes

 Laudus Small-Cap MarketMasters Fund

Statement of
Operations
For November 1, 2009 through April 30, 2010; unaudited.

Investment Income

Dividends		$1,622,053
Interest	+	9,747

Total investment income		1,631,800

Expenses

Investment adviser and administrator fees		2,305,021
Shareholder service fees:
Investor Shares		85,489
Select Shares		325,630
Portfolio accounting fees		34,554
Professional fees		23,068
Transfer agent fees		21,576
Shareholder reports		21,540
Registration fees		20,651
Custodian fees		17,047
Trustees’ fees		3,811
Interest expense		73
Other expenses	+	20,014

Total expenses		2,878,474
Expense reduction by adviser and Schwab	−	228,570
Custody credits	−	2

Net expenses	−	2,649,902

Net investment loss		(1,018,102)

Realized and Unrealized Gains (Losses)

Net realized gains on investments		21,098,090
Net realized gains on futures contracts	+	1,010,620

Net realized gains		22,108,710
Net unrealized gains on investments		61,600,418
Net unrealized gains on futures contracts	+	811,900

Net unrealized gains	+	62,412,318

Net realized and unrealized gains		84,521,028

Increase in net assets resulting from operations		$83,502,926

See financial notes 17

 Laudus Small-Cap MarketMasters Fund

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/09-4/30/10			11/1/08-10/31/09
Net investment loss		($1,018,102)	($1,650,424)
Net realized gains (losses)		22,108,710	(61,881,323)
Net unrealized gains	+	62,412,318	93,296,692

Increase in net assets from operations		83,502,926	29,764,945

Distributions to Shareholders

Distributions from net investment income
Investor Shares		—	21,752
Select Shares	+	—	409,247

Total distributions from net investment income		$—	$430,999

Transactions in Fund Shares

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		108,166	$1,151,861	911,744	$7,316,042
Select Shares	+	2,851,805	30,147,618	14,430,748	116,038,290

Total shares sold		2,959,971	$31,299,479	15,342,492	$123,354,332

Shares Reinvested
Investor Shares		—	$—	2,548	$20,283
Select Shares	+	—	—	15,224	122,244

Total shares reinvested		—	$—	17,772	$142,527

Shares Redeemed
Investor Shares		(642,686)	($6,784,260)	(1,374,095)	($11,124,081)
Select Shares	+	(2,930,651)	(31,520,502)	(12,988,847)	(109,051,431)

Total shares redeemed		(3,573,337)	($38,304,762)	(14,362,942)	($120,175,512)

Net transactions in fund shares		(613,366)	($7,005,283)	997,322	$3,321,347

Shares Outstanding and Net Assets

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		37,659,181	$356,885,952	36,661,859	$324,230,659
Total increase or decrease	+	(613,366)	76,497,643	997,322	32,655,293

End of period		37,045,815	$433,383,595	37,659,181	$356,885,952

(Distribution in excess of net investment income)/Net investment income not yet distributed			($1,011,669)		$6,433

18 See financial notes

Laudus International MarketMasters Fund™

Financial Statements

Financial Highlights

	11/1/09–		11/1/08–	11/1/07–	11/1/06–	11/1/05–	11/1/04–
Investor Shares	4/30/10*		10/31/09	10/31/08	10/31/07	10/31/06	10/31/05

Per-Share Data ($)

Net asset value at beginning of period	15.04		11.78	25.96	20.73	16.78	13.58

Income (loss) from investment operations:
Net investment income (loss)	0.01		0.14	0.20	0.14	0.13	0.06
Net realized and unrealized gains (losses)	1.94		3.63	(12.25)	6.84	3.98	3.16

Total from investment operations	1.95		3.77	(12.05)	6.98	4.11	3.22
Less distributions:
Distributions from net investment income	(0.18)		(0.51)	(0.10)	(0.16)	(0.16)	(0.02)
Distributions from net realized gains	—		—	(2.03)	(1.59)	—	—

Total distributions	(0.18)		(0.51)	(2.13)	(1.75)	(0.16)	(0.02)

Net asset value at end of period	16.81		15.04	11.78	25.96	20.73	16.78

Total return (%)	13.05	[1]	33.64	(49.97)	36.01	24.66	23.75

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.61	[2]	1.62	1.59	1.56 [3]	1.57 [3]	1.65
Gross operating expenses	1.62	[2]	1.63	1.59	1.59	1.64	1.74
Net investment income (loss)	0.19	[2]	0.95	0.95	0.62	0.52	0.37
Portfolio turnover rate	38	[1]	96	88	71	90	53
Net assets, end of period ($ x 1,000,000)	941		931	918	2,297	1,320	794

	11/1/09–		11/1/08–	11/1/07–	11/1/06–	11/1/05–	11/1/04–
Select Shares	4/30/10*		10/31/09	10/31/08	10/31/07	10/31/06	10/31/05

Per-Share Data ($)

Net asset value at beginning of period	15.05		11.80	26.00	20.77	16.81	13.61

Income (loss) from investment operations:
Net investment income (loss)	0.03		0.15	0.23	0.15	0.19	0.08
Net realized and unrealized gains (losses)	1.94		3.64	(12.27)	6.86	3.96	3.17

Total from investment operations	1.97		3.79	(12.04)	7.01	4.15	3.25
Less distributions:
Distributions from net investment income	(0.20)		0.54	(0.13)	(0.19)	(0.19)	(0.05)
Distributions from net realized gains	—		—	(2.03)	(1.59)	—	—

Total distributions	(0.20)		0.54	(2.16)	(1.78)	(0.19)	(0.05)

Net asset value at end of period	16.82		15.05	11.80	26.00	20.77	16.81

Total return (%)	13.18	[1]	33.82	(49.91)	36.16	24.88	23.90

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.47	[2]	1.47	1.48 [4]	1.44 [5]	1.39 [5]	1.47
Gross operating expenses	1.57	[2]	1.58	1.54	1.55	1.60	1.68
Net investment income (loss)	0.37	[2]	1.08	1.08	0.73	0.72	0.59
Portfolio turnover rate	38	[1]	96	88	71	90	53
Net assets, end of period ($ x 1,000,000)	723		630	540	1,255	628	274

* Unaudited.
1 Not annualized.
2 Annualized.
3 The ratio of net operating expenses would have been 1.64% and 1.59% for the periods ended 10/31/06 and 10/31/07, respectively, if custody credits had not been incurred.
4 The ratio of net operating expenses would have been 1.47% if tax and interest expense had not been incurred.
5 The ratio of net operating expenses would have been 1.47% and 1.47% for the periods ended 10/31/06 and 10/31/07, respectively, if custody credits had not been incurred.

See financial notes 19

 Laudus International MarketMasters Fund

Portfolio Holdings as of April 30, 2010 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the Laudus Funds’ website at www.laudusfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

95.7%	Common Stock	1,347,072,080	1,592,074,553
2.8%	Other Investment Companies	46,975,488	46,949,288
0.2%	Short-Term Investment	3,124,388	3,124,414
—%	Corporate Bond	117,970	133,250

98.7%	Total Investments	1,397,289,926	1,642,281,505
1.3%	Other Assets and Liabilities, Net		22,109,989

100.0%	Net Assets		1,664,391,494

	Number	Value
Security	of Shares	($)

Common Stock 95.7% of net assets

Australia 4.5%

Capital Goods 0.1%
Bradken Ltd.	347,679	2,327,032

Commercial & Professional Supplies 1.1%
Brambles Ltd.	1,161,000	7,719,325
Seek Ltd.	483,473	3,710,435
Transfield Services Ltd.	1,877,018	6,844,903

		18,274,663

Consumer Durables & Apparel 0.0%
Billabong International Ltd.	66,700	700,584

Diversified Financials 0.2%
Macquarie Group Ltd.	59,946	2,733,535

Energy 0.1%
Centennial Coal Co., Ltd.	74,316	289,212
WorleyParsons Ltd.	57,943	1,413,037

		1,702,249

Food & Staples Retailing 0.1%
Wesfarmers Ltd.	60,394	1,618,998

Food, Beverage & Tobacco 0.4%
Coca-Cola Amatil Ltd.	37,800	390,231
Foster’s Group Ltd.	1,094,500	5,484,747

		5,874,978

Health Care Equipment & Services 0.1%
Ansell Ltd.	113,830	1,342,771
Cochlear Ltd.	7,300	497,503

		1,840,274

Materials 1.4%
Amcor Ltd.	202,100	1,223,061
BHP Billiton Ltd. ADR	229,000	16,668,910
Macarthur Coal Ltd.	151,316	2,119,771
Mount Gibson Iron Ltd. *	805,536	1,244,285
PanAust Ltd. *	4,996,985	2,321,000

		23,577,027

Real Estate 0.7%
Commonwealth Property Office Fund	12,910,807	11,005,660

Retailing 0.3%
David Jones Ltd.	974,150	4,176,809

Software & Services 0.0%
Computershare Ltd.	65,000	705,878

		74,537,687

Austria 0.0%

Capital Goods 0.0%
Andritz AG	10,400	636,767

Bahamas 0.1%

Energy 0.1%
Petrominerales Ltd. *	47,413	1,516,955

Belgium 0.4%

Capital Goods 0.1%
Bekaert N.V.	3,800	679,414

Food & Staples Retailing 0.1%
Colruyt S.A.	8,250	2,031,308

Materials 0.1%
Nyrstar *	177,659	2,305,607

Telecommunication Services 0.1%
Telenet Group Holding N.V. *	51,764	1,565,774

		6,582,103

Bermuda 0.3%

Food, Beverage & Tobacco 0.1%
Bunge Ltd.	41,750	2,210,663

Insurance 0.2%
PartnerRe Ltd.	32,875	2,550,442

		4,761,105

Brazil 1.8%

Capital Goods 0.0%
Mills Estruturas e Servicos de Engenharia S.A. *	76,285	521,805

Consumer Durables & Apparel 0.1%
Cyrela Brazil Realty S.A.	89,800	1,084,884
MRV Engenharia e Participacoes S.A.	85,935	608,083
PDG Realty S.A. Empreendimentos e Participacoes	73,100	671,179

		2,364,146

20 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Diversified Financials 0.1%
GP Investments Ltd. BDR *	180,800	837,302

Energy 0.3%
OGX Petroleo e Gas Participacoes S.A.	127,200	1,267,426
Petroleo Brasileiro S.A. - Petrobras	150,836	3,206,323

		4,473,749

Food, Beverage & Tobacco 0.0%
M Dias Branco S.A.	4,820	116,046
SLC Agricola S.A.	49,300	469,389

		585,435

Health Care Equipment & Services 0.1%
Diagnosticos da America S.A. *	73,600	639,356
OdontoPrev S.A.	15,200	496,683

		1,136,039

Household & Personal Products 0.2%
Hypermarcas S.A. *	33,150	457,702
Natura Cosmeticos S.A.	114,600	2,432,757

		2,890,459

Insurance 0.0%
Amil Participacoes S.A.	38,152	312,766

Materials 0.8%
Vale S.A. ADR	461,475	14,134,979

Real Estate 0.0%
BR Properties S.A. *	83,109	595,258

Retailing 0.1%
Lojas Renner S.A.	45,100	1,115,922

Transportation 0.1%
Localiza Rent a Car S.A.	106,600	1,195,858

		30,163,718

Canada 6.7%

Banks 0.4%
Canadian Western Bank	31,228	737,507
Home Capital Group, Inc.	36,651	1,713,844
Royal Bank of Canada	60,310	3,656,717

		6,108,068

Capital Goods 0.1%
Toromont Industries Ltd.	34,554	965,730

Consumer Durables & Apparel 0.1%
Gildan Activewear, Inc. *	28,200	815,826
Gildan Activewear, Inc., Sub Voting, Class A *	26,900	780,677
Lululemon Athletica, Inc. *	5,500	206,910

		1,803,413

Consumer Services 0.1%
Tim Hortons, Inc.	42,576	1,407,464

Energy 1.6%
Canadian Natural Resources Ltd.	69,975	5,383,877
Cenovus Energy, Inc.	29,700	870,210
Crescent Point Energy Corp.	63,174	2,681,070
Niko Resources Ltd.	22,510	2,467,502
Pacific Rubiales Energy Corp. *	140,150	3,159,515
Pason Systems, Inc.	257,300	3,090,234
PetroBakken Energy Ltd., Class A	61,420	1,668,220
Suncor Energy, Inc.	218,525	7,466,999

		26,787,627

Health Care Equipment & Services 0.2%
SXC Health Solutions Corp. *	45,209	3,143,445

Insurance 0.1%
Intact Financial Corp.	12,800	554,440
Manulife Financial Corp.	70,700	1,271,893

		1,826,333

Materials 1.7%
Consolidated Thompson Iron Mines Ltd. *	200,533	1,705,656
Detour Gold Corp. *	24,874	518,637
Detour Gold Corp., Class A *	47,117	982,416
First Quantum Minerals Ltd.	33,454	2,566,849
Grande Cache Coal Corp. *	137,083	901,471
Ivanhoe Mines Ltd. *	18,900	298,998
Potash Corp. of Saskatchewan, Inc.	141,100	15,591,550
Quadra Mining Ltd. *	66,306	1,006,535
Red Back Mining, Inc. *	133,487	3,506,038
Sino-Forest Corp. *	8,800	156,456
Western Coal Corp. *	90,200	520,350

		27,754,956

Media 0.6%
Imax Corp. *	130,014	2,457,264
Thomson Reuters Corp.	197,000	7,098,051

		9,555,315

Real Estate 0.8%
Brookfield Asset Management, Inc., Class A	146,358	3,708,712
Morguard Real Estate Investment Trust (c)	252,790	3,327,232
Northern Property Real Estate Investment Trust	270,000	6,432,368

		13,468,312

Technology Hardware & Equipment 0.0%
DragonWave, Inc. *	94,435	804,157

Transportation 1.0%
Canadian National Railway Co.	156,000	9,327,240
Canadian Pacific Railway Ltd.	140,150	8,249,229

		17,576,469

		111,201,289

Cayman Islands 0.2%

Capital Goods 0.0%
China High Speed Transmission Equipment Group Co., Ltd.	498,000	1,180,217

Consumer Durables & Apparel 0.1%
Peak Sport Products Ltd. *	1,901,500	1,448,779

Food, Beverage & Tobacco 0.1%
Shenguan Holdings Group Ltd. *	1,500,000	1,386,932

		4,015,928

See financial notes 21

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Chile 0.2%

Banks 0.1%
Banco Santander Chile ADR	19,065	1,256,193

Transportation 0.1%
Lan Airlines S.A.	80,545	1,536,555

		2,792,748

China 1.3%

Automobiles & Components 0.2%
Dongfeng Motor Group Co., Ltd., Class H	1,700,000	2,414,421
Minth Group Ltd.	1,530,000	2,153,077

		4,567,498

Banks 0.3%
Industrial & Commercial Bank of China Ltd., Class H	6,891,472	5,022,832

Consumer Durables & Apparel 0.1%
Lilang China Co., Ltd. *	906,000	1,110,652

Consumer Services 0.1%
China Lodging Group Ltd. *	71,856	1,084,307

Health Care Equipment & Services 0.0%
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	124,000	574,904

Materials 0.5%
AMVIG Holdings Ltd.	8,634,000	6,329,154
China Zhongwang Holdings Ltd. *	1,640,400	1,410,288
Xingda International Holdings Ltd.	1,234,000	831,665

		8,571,107

Media 0.0%
Focus Media Holding Ltd. ADR *	14,176	237,873

Technology Hardware & Equipment 0.1%
AAC Acoustic Technologies Holdings, Inc.	674,000	1,108,557

		22,277,730

Denmark 0.9%

Capital Goods 0.4%
FLSmidth & Co. A/S	95,555	7,199,929

Food, Beverage & Tobacco 0.1%
Danisco A/S	18,800	1,357,609

Health Care Equipment & Services 0.2%
Coloplast A/S, Class B	17,980	1,992,485
GN Store Nord A/S *	113,628	916,534

		2,909,019

Materials 0.2%
Novozymes A/S, Class B	23,131	2,781,081

Software & Services 0.0%
SimCorp A/S	3,421	656,247

Transportation 0.0%
DSV A/S	42,685	762,974

		15,666,859

Egypt 0.1%

Banks 0.0%
Commercial International Bank Egypt S.A.E.	58,150	780,935

Capital Goods 0.1%
Orascom Construction Industries GDR	17,350	826,578

Diversified Financials 0.0%
Egyptian Financial Group-Hermes Holding S.A.E.	80,311	515,732

		2,123,245

Finland 0.3%

Automobiles & Components 0.1%
Nokian Renkaat Oyj	38,424	903,202

Capital Goods 0.2%
Kone Oyj	59,721	2,627,819
Metso Corp. Oyj	28,300	1,091,680

		3,719,499

		4,622,701

France 7.0%

Automobiles & Components 0.1%
Compagnie Generale des Etablissements Michelin, Class B	25,030	1,813,282

Banks 0.5%
BNP Paribas	130,817	8,985,315

Capital Goods 1.6%
Carbone Lorraine S.A. (c)	262,672	9,584,610
Nexans S.A.	106,181	8,370,309
Safran S.A.	20,600	523,401
Schneider Electric S.A.	20,635	2,342,659
Societe Industrielle D’Aviations Latecoere S.A. (b) (c)*	248,348	1,888,085
Vallourec S.A.	16,500	3,286,520

		25,995,584

Consumer Durables & Apparel 0.2%
Hermes International	12,182	1,610,651
LVMH Moet Hennessy Louis Vuitton S.A.	16,500	1,898,838

		3,509,489

Consumer Services 0.4%
Sodexho	115,500	7,096,276

Diversified Financials 0.2%
Financiere Marc de Lacharriere S.A. (c)	54,648	2,702,265

Food, Beverage & Tobacco 0.5%
DANONE S.A.	134,300	7,912,992
DANONE S.A. ADR	83,200	967,616

		8,880,608

Health Care Equipment & Services 0.2%
bioMerieux	10,548	1,143,217

22 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Essilor International S.A.	33,737	2,056,602

		3,199,819

Insurance 0.2%
Euler Hermes S.A.	38,273	3,165,703

Materials 0.3%
Air Liquide S.A.	42,462	4,953,612

Media 1.8%
Eutelsat Communications	25,400	904,213
Havas S.A.	596,357	3,194,037
Ipsos	158,361	6,060,497
Publicis Groupe	221,800	9,786,317
Societe Television Francaise 1	575,000	10,661,944

		30,607,008

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Boiron S.A. (c)	113,191	4,592,983

Software & Services 0.0%
Atos Origin S.A. *	8,400	425,647

Technology Hardware & Equipment 0.6%
Neopost S.A.	122,579	9,748,258

Utilities 0.1%
EDF Energies Nouvelles S.A.	30,619	1,381,918

		117,057,767

Germany 7.7%

Automobiles & Components 1.5%
Bayerische Motoren Werke AG	176,200	8,714,315
Daimler AG - Reg’d *	239,093	12,302,172
ElringKlinger AG	131,617	3,705,689

		24,722,176

Capital Goods 1.7%
Bilfinger Berger AG	128,027	8,502,614
Kloeckner & Co., SE *	102,857	2,718,842
MAN SE	28,351	2,675,725
MTU Aero Engines Holding AG	151,017	8,302,702
Rational AG	22,104	3,527,484
Rheinmetall AG	48,623	3,378,139

		29,105,506

Consumer Durables & Apparel 0.0%
Adidas AG	4,900	288,733

Food, Beverage & Tobacco 0.1%
Asian Bamboo AG	23,595	1,102,097

Insurance 0.7%
Allianz SE - Reg’d	96,300	11,040,314

Materials 1.4%
BASF SE	71,700	4,168,537
BASF SE ADR	103,050	5,982,052
Lanxess AG	58,030	2,750,854
Symrise AG	439,355	11,175,999

		24,077,442

Media 0.3%
GfK SE (c)	116,054	4,384,784

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
QIAGEN N.V. *	148,130	3,418,426

Retailing 0.3%
Fielmann AG	66,856	5,041,471

Semiconductors & Semiconductor Equipment 0.2%
Aixtron AG	38,262	1,208,772
Dialog Semiconductor plc *	34,602	508,048
Infineon Technologies AG *	180,252	1,276,220

		2,993,040

Software & Services 0.7%
SAP AG	209,000	10,083,847
Software AG	13,952	1,604,011

		11,687,858

Technology Hardware & Equipment 0.5%
Wincor Nixdorf AG	120,242	8,177,733

Utilities 0.1%
RWE AG ADR	30,750	2,521,500

		128,561,080

Hong Kong 1.9%

Banks 0.1%
HSBC Holdings plc	133,600	1,364,292

Capital Goods 0.4%
Fong’s Industries Co., Ltd. (c)*	9,678,000	4,287,362
Noble Group Ltd.	1,396,760	3,029,416

		7,316,778

Consumer Durables & Apparel 0.3%
Arts Optical International Holdings Ltd. (c)	4,938,000	2,264,160
C C Land Holdings Ltd.	386,000	142,686
Daphne International Holdings Ltd.	1,786,000	1,844,944

		4,251,790

Energy 0.2%
CNOOC Ltd.	2,382,000	4,189,868

Food, Beverage & Tobacco 0.1%
China Yurun Food Group Ltd.	421,000	1,276,634

Retailing 0.3%
Li & Fung Ltd.	920,000	4,435,270

Semiconductors & Semiconductor Equipment 0.3%
ASM Pacific Technology Ltd.	551,300	5,198,017

Transportation 0.2%
Pacific Basin Shipping Ltd.	3,675,000	2,783,542

		30,816,191

Hungary 0.0%

Banks 0.0%
OTP Bank Nyrt. *	9,000	316,363

India 1.3%

Banks 0.1%
Axis Bank Ltd.	27,205	769,059
Housing Development Finance Corp., Ltd.	28,553	1,800,341

		2,569,400

Capital Goods 0.3%
Bharat Heavy Electricals Ltd.	45,069	2,503,481

See financial notes 23

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
IRB Infrastructure Developers Ltd	297,893	1,921,051

		4,424,532

Consumer Durables & Apparel 0.1%
S. Kumars Nationwide Ltd. *	941,818	1,516,886

Diversified Financials 0.0%
India Infoline Ltd. *	92,075	223,533
Shriram Transport Finance Co., Ltd.	34,845	442,756

		666,289

Energy 0.2%
Reliance Industries Ltd.	113,575	2,621,190

Food, Beverage & Tobacco 0.0%
McLeod Russel India Ltd.	107,090	547,177

Materials 0.2%
Asian Paints Ltd.	10,160	474,895
Jindal Steel & Power Ltd.	132,381	2,207,996
JSW Steel Ltd.	14,400	395,084

		3,077,975

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Glenmark Pharmaceuticals Ltd.	173,216	1,046,057
Lupin Ltd.	21,794	839,027

		1,885,084

Software & Services 0.3%
Core Projects & Technologies Ltd.	269,549	1,593,882
Infosys Technologies Ltd.	48,230	2,933,406

		4,527,288

		21,835,821

Indonesia 0.8%

Automobiles & Components 0.2%
PT Astra International Tbk	671,000	3,467,433

Banks 0.2%
PT Bank Rakyat Indonesia	2,957,000	2,894,167

Capital Goods 0.2%
PT United Tractors Tbk	1,216,500	2,599,811

Food, Beverage & Tobacco 0.1%
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	2,262,000	2,393,365

Materials 0.1%
PT Holcim Indonesia Tbk *	6,347,500	1,630,241

		12,985,017

Ireland 1.3%

Banks 0.1%
The Governor & Company of the Bank of Ireland *	759,400	1,665,846

Capital Goods 0.5%
Cooper Industries plc	117,800	5,783,980
Ingersoll-Rand plc	52,725	1,949,771

		7,733,751

Commercial & Professional Supplies 0.3%
Experian plc	579,152	5,354,155

Consumer Services 0.1%
Paddy Power plc	29,106	1,023,548

Food, Beverage & Tobacco 0.2%
Glanbia plc	747,632	3,158,967

Health Care Equipment & Services 0.1%
United Drug plc	642,334	2,240,123

		21,176,390

Israel 0.6%

Materials 0.1%
Israel Chemicals Ltd.	195,137	2,335,684

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Teva Pharmaceutical Industries Ltd. ADR	50,954	2,992,529

Semiconductors & Semiconductor Equipment 0.2%
Mellanox Technologies Ltd. *	97,065	2,407,212

Technology Hardware & Equipment 0.0%
Orbotech Ltd. *	25,000	302,500

Telecommunication Services 0.1%
Bezeq Israeli Telecommunication Corp., Ltd.	533,549	1,303,087

		9,341,012

Italy 0.5%

Capital Goods 0.1%
Trevi Finanziaria S.p.A.	64,140	1,057,336

Consumer Durables & Apparel 0.1%
Luxottica Group S.p.A.	69,100	1,893,353

Energy 0.1%
Saipem S.p.A.	36,227	1,352,765

Health Care Equipment & Services 0.1%
Amplifon S.p.A. *	302,737	1,574,768
DiaSorin S.p.A.	55,924	2,084,950

		3,659,718

Transportation 0.1%
Ansaldo STS S.p.A.	53,648	982,353

		8,945,525

Japan 11.8%

Automobiles & Components 2.0%
EXEDY Corp.	14,100	372,019
F.C.C. Co., Ltd.	380,011	7,852,863
Fuji Heavy Industries Ltd. *	54,000	302,223
Honda Motor Co., Ltd.	109,000	3,688,292
NGK SPARK PLUG Co., Ltd.	34,000	461,361
Nifco, Inc.	378,100	8,455,211
Takata Corp.	44,700	1,120,870
Toyota Motor Corp.	278,000	10,741,353

		32,994,192

Banks 0.4%
Sumitomo Mitsui Financial Group, Inc.	176,000	5,820,643

Capital Goods 1.9%
Daikin Industries Ltd.	26,100	984,238
Fanuc Ltd.	35,400	4,180,238
Hino Motors Ltd. *	56,000	281,906

24 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Komatsu Ltd.	97,600	1,967,354
Marubeni Corp.	297,000	1,752,402
Minebea Co., Ltd.	539,000	3,127,616
MISUMI Group, Inc.	109,600	2,184,450
Miura Co., Ltd.	124,100	3,034,482
Mori Seiki Co., Ltd.	204,100	2,457,757
Nabtesco Corp.	230,000	2,898,536
Sumitomo Heavy Industries Ltd. *	233,000	1,531,735
THK Co., Ltd.	156,500	3,436,135
Ushio, Inc.	262,100	4,328,892

		32,165,741

Commercial & Professional Supplies 0.2%
Meitec Corp.	120,000	2,519,473
Park24 Co., Ltd.	66,800	748,410

		3,267,883

Consumer Durables & Apparel 0.4%
Makita Corp.	40,000	1,239,867
Nikon Corp.	50,200	1,139,594
Pioneer Corp. *	415,900	1,572,977
Rinnai Corp.	3,300	161,845
Shimano, Inc.	47,200	2,154,381

		6,268,664

Diversified Financials 0.9%
Daiwa Securities Group, Inc.	2,358,600	12,199,399
kabu.com Securities Co., Ltd.	97,400	503,523
Monex Group, Inc.	2,538	1,219,176
ORIX Corp.	12,600	1,151,639
Osaka Securities Exchange Co., Ltd.	117	600,750

		15,674,487

Food, Beverage & Tobacco 0.5%
Ariake Japan Co., Ltd. (c)	278,100	4,155,295
Japan Tobacco, Inc.	850	2,945,628
Unicharm Petcare Corp.	13,592	452,721

		7,553,644

Health Care Equipment & Services 0.7%
Hogy Medical Co., Ltd.	126,000	6,316,232
Miraca Holdings, Inc.	88,200	2,841,326
Sysmex Corp.	4,100	245,965
Terumo Corp.	35,900	1,828,941

		11,232,464

Materials 0.6%
Showa Denko K.K.	487,000	1,106,932
Taiyo Ink Mfg. Co., Ltd.	131,700	3,855,215
Toyo Ink Mfg. Co., Ltd.	468,000	1,986,742
Zeon Corp.	623,000	3,761,389

		10,710,278

Media 0.0%
Dentsu, Inc.	28,500	775,719

Retailing 0.4%
K’s Holdings Corp.	35,640	946,388
Nitori Co., Ltd.	14,860	1,168,537
Point, Inc.	13,940	900,948
Start Today Co., Ltd.	70	164,878
USS Co., Ltd.	12,630	864,935
Yamada Denki Co., Ltd.	25,390	1,985,339

		6,031,025

Semiconductors & Semiconductor Equipment 1.0%
Disco Corp.	78,300	5,527,592
Elpida Memory, Inc. *	32,400	690,207
Rohm Co., Ltd.	138,700	10,279,061

		16,496,860

Software & Services 0.3%
Gree, Inc.	11,900	656,433
Kakaku.com, Inc.	137	515,796
Yahoo! Japan Corp.	10,370	3,970,478

		5,142,707

Technology Hardware & Equipment 2.2%
Canon, Inc.	227,100	10,388,300
Hirose Electric Co., Ltd.	3,800	410,229
Hitachi Kokusai Electric, Inc.	221,000	2,299,219
HORIBA Ltd.	340,400	10,046,077
Hoya Corp.	80,900	2,237,609
Keyence Corp.	10,800	2,580,605
Murata Manufacturing Co., Ltd.	20,888	1,236,124
Nippon Electric Glass Co., Ltd.	109,000	1,662,178
OMRON Corp.	271,600	6,314,422

		37,174,763

Telecommunication Services 0.2%
SOFTBANK Corp.	144,900	3,240,664

Transportation 0.1%
Kawasaki Kisen Kaisha Ltd. *	295,000	1,253,753

		195,803,487

Luxembourg 0.8%

Energy 0.7%
Acergy S.A.	129,443	2,465,859
Tenaris S.A. ADR	237,725	9,654,012

		12,119,871

Household & Personal Products 0.1%
L’Occitane International S.A. *	558,000	1,083,781

Telecommunication Services 0.0%
Millicom International Cellular S.A.	5,700	503,196

		13,706,848

Malaysia 0.2%

Food, Beverage & Tobacco 0.1%
IOI Corp. Berhad	635,520	1,078,699
Kuala Lumpur Kepong Berhad	149,300	770,173

		1,848,872

Health Care Equipment & Services 0.1%
Top Glove Corp. Bhd	337,000	1,338,479

		3,187,351

Mexico 1.2%

Banks 0.0%
Grupo Financiero Banorte S.A.B. de C.V., Class O	133,400	536,320

Diversified Financials 0.1%
Banco Compartamos S.A. de C.V.	416,793	2,357,784

See financial notes 25

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Food & Staples Retailing 0.1%
Wal-Mart de Mexico S.A.B. de C.V., Series V	750,000	1,745,822

Food, Beverage & Tobacco 0.4%
Fomento Economico Mexicano S.A.B. de C.V. ADR	130,000	6,152,900

Media 0.4%
Grupo Televisa S.A. ADR	311,000	6,462,580

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Genomma Lab Internacional S.A., Class B *	754,865	2,476,314

		19,731,720

Netherlands 3.7%

Capital Goods 0.8%
Aalberts Industries N.V.	166,046	2,705,204
Chicago Bridge & Iron Co., N.V., NY Shares *	19,100	447,704
Koninklijke Boskalis Westminster N.V.	223,526	10,082,421

		13,235,329

Commercial & Professional Supplies 0.0%
Randstad Holding N.V. *	14,900	754,966

Diversified Financials 0.0%
BinckBank N.V.	33,059	462,398

Energy 1.3%
Core Laboratories N.V.	27,675	4,148,206
Fugro N.V., CVA	72,522	4,720,693
Schlumberger Ltd.	185,800	13,269,836

		22,138,735

Food & Staples Retailing 0.1%
Koninklijke Ahold N.V.	71,500	980,415

Food, Beverage & Tobacco 0.4%
Heineken Holding N.V.	132,000	5,403,213
Unilever N.V., NY Shares	58,950	1,783,827

		7,187,040

Materials 0.3%
Akzo Nobel N.V.	81,600	4,825,375

Semiconductors & Semiconductor Equipment 0.1%
ASML Holding N.V.	29,200	958,101

Transportation 0.7%
Koninklijke Vopak N.V.	135,303	11,097,742

		61,640,101

New Zealand 1.0%

Consumer Services 0.3%
Sky City Entertainment Group Ltd.	2,225,157	5,086,017

Health Care Equipment & Services 0.5%
Fisher & Paykel Healthcare Corp., Ltd.	3,330,395	8,504,572

Transportation 0.2%
Auckland International Airport Ltd.	2,474,582	3,597,779

		17,188,368

Norway 1.3%

Energy 0.8%
Farstad Shipping A.S.A. (c)	122,850	3,323,727
Petroleum Geo-Services A.S.A. *	214,371	2,950,311
Seadrill Ltd.	22,800	574,300
Statoil A.S.A.	129,400	3,128,853
TGS Nopec Geophysical Co., A.S.A. *	138,435	2,653,173

		12,630,364

Insurance 0.2%
Storebrand A.S.A. *	496,307	3,732,734

Materials 0.0%
Yara International A.S.A. ADR	19,050	657,225

Media 0.0%
Schibsted A.S.A.	28,800	714,671

Transportation 0.3%
Golden Ocean Group Ltd. *	760,099	1,513,349
Norwegian Air Shuttle A.S.A. *	122,101	2,757,418

		4,270,767

		22,005,761

Panama 0.1%

Transportation 0.1%
Copa Holdings S.A., Class A	20,754	1,176,337

Papua New Guinea 0.1%

Energy 0.1%
Oil Search Ltd.	166,032	862,553

Peru 0.1%

Banks 0.1%
Credicorp Ltd.	19,281	1,674,748

Portugal 0.1%

Food & Staples Retailing 0.1%
Jeronimo Martins, SGPS, S.A.	137,806	1,425,938

Republic of Korea 1.8%

Automobiles & Components 0.4%
Hyundai Mobis	8,666	1,438,349
Hyundai Motor Co.	33,214	4,050,676
Kia Motors Corp.	38,900	949,156

		6,438,181

Capital Goods 0.0%
Samsung Engineering Co., Ltd.	2,600	250,567

Consumer Services 0.2%
Grand Korea Leisure Co., Ltd.	52,195	1,015,859
Hotel Shilla Co., Ltd.	105,390	2,113,215

		3,129,074

Food, Beverage & Tobacco 0.1%
KT&G Corp.	53,500	2,703,117

26 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Household & Personal Products 0.1%
LG Household & Health Care Ltd.	4,498	1,229,660

Materials 0.1%
Lock&Lock Co., Ltd. *	63,250	1,537,951

Media 0.0%
CJ CGV	24,520	514,214

Semiconductors & Semiconductor Equipment 0.6%
Eugene Technology Co., Ltd.	112,685	1,464,284
Melfas, Inc. *	27,812	1,932,173
Samsung Electronics Co., Ltd.	8,600	6,538,908

		9,935,365

Software & Services 0.1%
Daum Communications Corp. *	18,443	1,099,205

Technology Hardware & Equipment 0.2%
Lumens Co., Ltd. *	86,261	1,132,174
Samsung Electro-Mechanics Co., Ltd.	17,800	2,247,498

		3,379,672

		30,217,006

Singapore 3.3%

Capital Goods 0.1%
SembCorp Marine Ltd.	651,000	1,992,076

Food & Staples Retailing 0.1%
Olam International Ltd.	543,300	1,025,143

Food, Beverage & Tobacco 0.1%
Wilmar International Ltd.	334,000	1,677,029

Health Care Equipment & Services 0.4%
Parkway Holdings Ltd. *	2,529,780	6,192,279

Real Estate 0.9%
Ascendas Real Estate Investment Trust	2,748,000	3,836,589
CapitaMall Trust	7,276,200	10,263,313
CapitaMalls Asia Ltd. *	542,000	855,007

		14,954,909

Telecommunication Services 0.4%
StarHub Ltd.	4,067,000	6,903,147

Transportation 1.1%
Neptune Orient Lines Ltd.	339,000	531,757
SIA Engineering Co., Ltd.	2,274,000	6,086,038
Singapore Airport Terminal Services Ltd.	2,776,000	5,650,603
SMRT Corp., Ltd.	3,591,000	5,962,053

		18,230,451

Utilities 0.2%
Hyflux Ltd.	1,636,000	4,106,865

		55,081,899

South Africa 0.8%

Banks 0.2%
Standard Bank Group Ltd.	168,775	2,600,287

Capital Goods 0.1%
Wilson Bayly Holmes-Ovcon Ltd.	66,901	1,083,491

Food & Staples Retailing 0.1%
Shoprite Holdings Ltd.	128,188	1,361,317

Materials 0.2%
Aquarius Platinum Ltd.	253,115	1,663,150
Northam Platinum Ltd.	215,272	1,517,591

		3,180,741

Media 0.1%
Naspers Ltd., Class N	49,900	2,011,006

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Aspen Pharmacare Holdings Ltd. *	213,139	2,398,568

		12,635,410

Spain 1.1%

Banks 0.5%
Banco Santander S.A.	633,385	8,053,709

Capital Goods 0.1%
Construcciones y Auxiliar de Ferrocarriles S.A.	1,918	1,052,044

Commercial & Professional Supplies 0.3%
Prosegur, Compania de Seguridad S.A. - Reg’d	122,447	5,681,437

Energy 0.1%
Tecnicas Reunidas S.A.	24,537	1,488,984

Retailing 0.1%
Industria de Diseno Textil S.A.	18,923	1,171,204

Software & Services 0.0%
Amadeus IT Holding S.A., A Shares *	28,919	462,050

		17,909,428

Sweden 1.1%

Capital Goods 0.6%
Assa Abloy AB, B Shares	454,000	10,467,918

Consumer Durables & Apparel 0.0%
JM AB *	40,449	651,630

Diversified Financials 0.2%
Kinnevik Investment AB, B Shares	141,716	2,601,057

Food, Beverage & Tobacco 0.0%
Swedish Match AB	32,600	739,031

Health Care Equipment & Services 0.1%
Elekta AB, B Shares	25,826	670,678
Getinge AB, B Shares	17,600	393,417

		1,064,095

Materials 0.1%
Billerud *	158,268	1,241,843
SSAB AB, A Shares	65,100	1,139,906

		2,381,749

Media 0.1%
Modern Times Group, B Shares	13,200	803,778

		18,709,258

See financial notes 27

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Switzerland 10.0%

Automobiles & Components 0.1%
Rieter Holding AG - Reg’d *	5,917	1,803,930

Capital Goods 0.5%
ABB Ltd. - Reg’d *	233,133	4,471,840
Geberit AG - Reg’d	16,206	2,876,105
Sulzer AG - Reg’d	4,900	485,870
Tyco International Ltd.	21,000	814,590

		8,648,405

Commercial & Professional Supplies 0.8%
Adecco S.A. - Reg’d	168,300	9,899,050
Gategroup Holding AG *	34,011	1,243,630
SGS S.A. - Reg’d	1,936	2,514,762

		13,657,442

Consumer Durables & Apparel 1.1%
Compagnie Financiere Richemont S.A., Series A	330,540	12,191,612
Swatch Group AG - Bearer Shares	17,000	4,980,377

		17,171,989

Consumer Services 0.0%
Orascom Development Holding AG *	6,621	411,180

Diversified Financials 1.6%
Bank Sarasin & Cie AG - Reg’d, Series B	25,831	1,004,754
Credit Suisse Group AG - Reg’d	281,077	12,900,799
Julius Baer Group Ltd.	15,700	539,581
Partners Group Holding AG	16,235	2,173,621
UBS AG - Reg’d *	662,000	10,255,814

		26,874,569

Energy 2.1%
Noble Corp. *	368,825	14,564,899
Petroplus Holdings AG *	52,706	939,804
Transocean Ltd. *	153,346	11,109,918
Weatherford International Ltd. *	486,550	8,811,420

		35,426,041

Food, Beverage & Tobacco 1.1%
Nestle S.A. - Reg’d	90,500	4,428,247
Nestle S.A. - Reg’d ADR	278,787	13,632,684

		18,060,931

Health Care Equipment & Services 0.1%
Sonova Holding AG - Reg’d	17,585	2,179,897

Insurance 0.1%
Zurich Financial Services AG	7,469	1,655,837

Materials 0.9%
Clariant AG - Reg’d *	399,693	5,514,640
Givaudan S.A. - Reg’d	4,400	3,828,772
Sika AG - Bearer Shares	2,973	5,280,581
Syngenta AG - Reg’d	2,654	672,443

		15,296,436

Pharmaceuticals, Biotechnology & Life Sciences 1.0%
Novartis AG - Reg’d	214,182	10,920,015
Novartis AG ADR	80,275	4,081,984
Roche Holding AG - Bearer Shares	7,473	1,217,865

		16,219,864

Software & Services 0.1%
Temenos Group AG - Reg’d *	26,043	708,283

Transportation 0.5%
Kuehne & Nagel International AG - Reg’d	60,864	6,369,384
Panalpina Welttransport Holding AG - Reg’d	17,185	1,545,518

		7,914,902

		166,029,706

Taiwan 1.2%

Health Care Equipment & Services 0.1%
St. Shine Optical Co., Ltd.	148,000	1,171,272

Semiconductors & Semiconductor Equipment 0.5%
Macronix International Co., Ltd.	1,757,000	1,168,312
Ralink Technology Corp.	567,000	2,645,811
Siliconware Precision Industries Co.	984,000	1,205,727
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,749,000	3,422,966

		8,442,816

Technology Hardware & Equipment 0.6%
AmTRAN Technology Co., Ltd.	1,449,000	1,574,973
Hon Hai Precision Industry Co., Ltd.	302,000	1,417,746
Nan Ya Printed Circuit Board Corp.	162,000	675,952
Tripod Technology Corp.	404,000	1,388,043
Unimicron Technology Corp.	467,000	701,619
Wistron Corp.	388,000	745,506
Wistron NeWeb Corp.	712,000	1,275,423
WPG Holdings Co., Ltd.	948,000	1,945,879
Yageo Corp.	1,310,000	628,029

		10,353,170

		19,967,258

Thailand 0.1%

Food & Staples Retailing 0.1%
CP ALL PCL	945,300	818,062

Turkey 0.3%

Banks 0.2%
Asya Katilim Bankasi A/S *	187,600	495,234
Turk Ekonomi Bankasi A/S *	667,171	1,094,396
Turkiye Garanti Bankasi A/S	393,201	1,904,874

		3,494,504

Food & Staples Retailing 0.1%
BIM Birlesik Magazalar A/S	34,600	1,933,984

		5,428,488

28 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

United Kingdom 17.5%

Banks 0.4%
Barclays plc	305,872	1,571,206
Standard Chartered plc	194,322	5,183,435

		6,754,641

Capital Goods 4.0%
Ashtead Group plc	1,293,913	2,335,370
BAE Systems plc	422,100	2,212,316
BAE Systems plc ADR	33,850	715,928
Bodycote plc	1,238,906	4,199,288
Chemring Group plc	88,180	4,912,908
Chloride Group plc	3,578,271	16,385,397
Cobham plc	761,169	3,085,443
Cookson Group plc *	408,961	3,504,812
Interserve plc	50,938	171,844
Rolls-Royce Group plc *	427,905	3,770,464
Rolls-Royce Group plc, C Shares (b) (c)*	38,511,450	58,924
Spirax-Sarco Engineering plc	167,874	3,949,278
The Weir Group plc	999,793	15,009,007
Ultra Electronics Holdings plc	284,907	6,726,713

		67,037,692

Commercial & Professional Supplies 1.7%
Aggreko plc	123,448	2,299,495
Babcock International Group plc	230,174	2,052,630
Capita Group plc	154,314	1,882,134
CPP Group plc *	139,355	587,422
De La Rue plc	230,518	3,211,190
G4S plc	1,824,100	7,424,994
Intertek Group plc	39,178	889,766
Michael Page International plc	300,421	1,953,970
RPS Group plc	294,911	1,022,673
Serco Group plc	680,805	6,534,279
VT Group plc	43,898	499,779

		28,358,332

Consumer Durables & Apparel 0.1%
Barratt Developments plc *	560,405	1,060,551
Burberry Group plc	60,000	614,517
The Berkeley Group Holdings plc *	62,656	795,485

		2,470,553

Consumer Services 0.4%
Domino’s Pizza UK & IRL plc	98,324	522,320
Greene King plc	388,681	2,697,375
InterContinental Hotels Group plc	70,300	1,239,444
Millennium & Copthorne Hotels plc	225,467	1,624,978

		6,084,117

Diversified Financials 0.6%
BlueBay Asset Management plc	156,537	893,181
International Personal Finance	407,428	1,679,765
Schroders plc	271,000	5,729,349
Schroders plc - Non Voting Shares	55,700	941,323

		9,243,618

Energy 0.5%
AMEC plc	114,982	1,461,207
Cairn Energy plc *	362,054	2,209,541
Dana Petroleum plc *	45,583	840,545
Enquest plc *	111,041	167,690
Heritage Oil plc *	219,085	1,525,142
Petrofac Ltd.	111,041	1,920,467
Premier Oil plc *	56,529	1,094,742

		9,219,334

Food, Beverage & Tobacco 1.3%
British American Tobacco plc ADR	85,950	5,453,528
Britvic plc	356,898	2,615,759
Diageo plc	560,200	9,554,278
Diageo plc ADR	57,150	3,894,201

		21,517,766

Health Care Equipment & Services 0.2%
Smith & Nephew plc	182,891	1,896,137
SSL International plc	123,496	1,618,035

		3,514,172

Household & Personal Products 0.2%
Reckitt Benckiser Group plc	64,364	3,343,570

Insurance 0.2%
Admiral Group plc	105,975	2,125,416
Amlin plc	230,894	1,321,078

		3,446,494

Materials 2.7%
Antofagasta plc	184,324	2,794,686
BHP Billiton plc	133,491	4,075,530
Croda International plc	314,442	4,821,982
Johnson Matthey plc	52,367	1,392,697
Rexam plc	2,061,713	10,166,059
Rio Tinto plc ADR	230,300	11,713,058
Vedanta Resources plc	87,340	3,338,680
Victrex plc	405,980	6,241,965

		44,544,657

Media 1.2%
British Sky Broadcasting Group plc	1,074,942	10,061,950
ITV plc *	639,200	655,716
Reed Elsevier plc	1,023,700	8,014,455
Rightmove plc	54,533	580,215

		19,312,336

Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Abcam plc	30,177	547,711
GlaxoSmithKline plc	348,100	6,461,068

		7,008,779

Retailing 1.0%
ASOS plc *	86,654	827,325
Mothercare plc	57,289	502,425
Next plc	104,979	3,668,715
Signet Jewelers Ltd. *	345,262	11,070,728

		16,069,193

Semiconductors & Semiconductor Equipment 0.2%
ARM Holdings plc	909,064	3,506,269

Software & Services 0.5%
Autonomy Corp. plc *	37,987	1,042,031
Aveva Group plc	48,696	859,770
Blinkx plc *	214,750	45,456
Dimension Data Holdings plc	1,552,842	2,154,693
Micro Focus International plc	262,932	2,102,187

See financial notes 29

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Telecity Group plc *	246,017	1,531,723

		7,735,860

Technology Hardware & Equipment 1.8%
Halma plc	1,008,051	4,197,103
Laird plc	917,545	1,840,988
Rotork plc	705,375	15,142,813
Spectris plc	456,462	6,246,095
TT electronics plc *	1,666,191	2,684,364

		30,111,363

Telecommunication Services 0.1%
Inmarsat plc	107,699	1,253,122

Transportation 0.0%
easyJet plc *	79,000	567,741

		291,099,609

United States 0.2%

Automobiles & Components 0.1%
Autoliv, Inc. *	4,000	219,000
Autoliv, Inc. SDR *	30,128	1,660,791

		1,879,791

Energy 0.1%
Frontline Ltd.	14,100	514,650
Gran Tierra Energy, Inc. *	169,472	1,027,000

		1,541,650

Household & Personal Products 0.0%
Herbalife Ltd.	8,700	419,775

		3,841,216

Total Common Stock
(Cost $1,347,072,080)		1,592,074,553

Other Investment Companies 2.8% of net assets

Equity Funds 0.1%
iShares Asia Trust - iShares FTSE/Xinhua A50 China Index ETF	529,900	865,405

Money Fund 2.7%
State Street Institutional Liquid Reserves Fund - Institutional Class	46,083,883	46,083,883

Total Other Investment Companies
(Cost $46,975,488)		46,949,288

	Face
Issuer	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.2% of net assets

U.S. Treasury Obligation 0.2%
U.S. Treasury Bills
0.15%, 06/17/10 (a)	3,125,000	3,124,414

Total Short-Term Investment
(Cost $3,124,388)		3,124,414

Corporate Bond 0.0% of net assets

Brazil 0.0%
Lupatech S.A.
6.50%, 04/15/18 (b)	226,000	133,250

Total Corporate Bond
(Cost $117,970)		133,250

End of Investments.

At 04/30/10, the tax basis cost of the fund’s investments was $1,437,385,701 and the unrealized appreciation and depreciation were $262,259,595 and ($57,363,791), respectively, with a net unrealized appreciation of $204,895,804.

At 04/30/10, the values of certain foreign securities held by the fund aggregating $1,238,166,904 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	Fair-valued by Management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $40,569,427 or 2.4% of net assets.

ADR —	American Depositary Receipt.
BDR —	Brazilian Depositary Receipt.
CVA —	Dutch Certificate.
GDR —	Global Depositary Receipt
Reg’d —	Registered
SDR —	Swedish Depositary Receipt.

In addition to the above the fund held the following at 04/30/10.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contracts

Russell 2000 Index, mini, Long, expires 06/18/10	440	31,482,000	1,827,430
S&P 500 Index, e-mini, Long, expires 06/18/10	295	17,455,150	551,134

Net unrealized gains			2,378,564

30 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Currency	Amount of	Currency	Amount of	Unrealized
Expiration	to be	Currency to be	to be	Currency to be	Gains / (Losses)
Date	Received	Received	Delivered	Delivered	($)

Forward Foreign Currency Contracts

05/06/2010	JPY	178,881,128	USD	1,904,308	(14,765)
05/07/2010	JPY	196,964,302	USD	2,096,815	1,538
05/10/2010	JPY	207,249,757	USD	2,206,371	5,333
06/17/2010	USD	7,183,807	CAD	7,297,000	(30,085)
06/04/2010	USD	11,527,378	CHF	12,400,000	195,065
10/25/2010	USD	7,498,573	CHF	8,050,000	541,779
10/25/2010	USD	4,687,485	EUR	3,520,000	591,037
09/15/2010	USD	8,562,957	EUR	6,430,000	831,273
06/16/2010	USD	11,552,018	EUR	8,675,000	48,617
06/14/2010	USD	8,542,445	GBP	5,584,000	(149,135)
09/07/2010	USD	3,443,250	JPY	323,000,000	60,384
06/15/2010	USD	14,469,499	JPY	1,358,693,000	577,062
03/01/2011	USD	8,609,986	JPY	805,000,000	464,731
05/10/2010	USD	1,070,779	JPY	100,580,858	(810)
05/06/2010	USD	61,808	JPY	5,805,953	608
05/07/2010	USD	99,605	JPY	9,356,358	16

Net unrealized gains on Forward Foreign Currency Contracts					3,122,648

See financial notes 31

 Laudus International MarketMasters Fund

Statement of
Assets and Liabilities
As of April 30, 2010; unaudited.

Assets

Investments, at value (cost $1,397,289,926)		$1,642,281,505
Foreign currency, at value (cost $6,327,528)		6,341,610
Receivables:
Investments sold		37,317,930
Dividends		4,796,921
Fund shares sold		1,733,625
Foreign tax reclaims		1,092,920
Interest		5,606
Unrealized gains on forward foreign currency contracts		3,317,443
Prepaid expenses	+	64,074

Total assets		1,696,951,634

Liabilities

Payables:
Investments bought		28,758,847
Investment adviser and administrator fees		174,538
Shareholder services fees		640,605
Due to brokers for futures		1,269,025
Fund shares redeemed		1,107,004
Foreign capital gains tax expense		415,326
Unrealized losses on forward foreign currency contracts	+	194,795

Total liabilities		32,560,140

Net Assets

Total assets		1,696,951,634
Total liabilities	−	32,560,140

Net assets		$1,664,391,494

Net Assets by Source
Capital received from investors		1,981,172,902
Distribution in excess of net investment income		(2,933,639)
Net realized capital losses		(563,966,578)
Net unrealized capital gains		250,118,809

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV
Investor Shares	$941,280,828		55,983,058		$16.81
Select Shares	$723,110,666		42,996,448		$16.82

32 See financial notes

 Laudus International MarketMasters Fund

Statement of
Operations
For November 1, 2009 through April 30, 2010; unaudited.

Investment Income

Dividends (net of foreign withholding taxes of $1,312,983)		$14,774,630
Interest	+	57,084

Total investment income		14,831,714

Expenses

Investment adviser and administrator fees		10,355,242
Shareholder service fees:
Investor Shares		1,194,951
Select Shares		675,093
Custodian fees		467,002
Transfer agent fees		92,002
Portfolio accounting fees		66,470
Professional fees		39,477
Shareholder reports		38,843
Registration fees		31,271
Trustees’ fees		8,395
Interest expense		431
Other expenses	+	76,893

Total expenses		13,046,070
Expense reduction by adviser and Schwab	−	378,819
Custody credits	−	4

Net expenses	−	12,667,247

Net investment income		2,164,467

Realized and Unrealized Gains (Losses)

Net realized gains on investments		66,350,637
Net realized gains on futures contracts		5,605,155
Net realized gains on foreign currency transactions	+	2,928,110

Net realized gains		74,883,902
Net unrealized gains on investments		114,393,592
Net unrealized gains on foreign currency translations		4,774,842
Net unrealized gains on futures contracts	+	3,722,213

Net unrealized gains	+	122,890,647

Net realized and unrealized gains		197,774,549

Increase in net assets resulting from operations		$199,939,016

See financial notes 33

 Laudus International MarketMasters Fund

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/09-4/30/10			11/1/08-10/31/09
Net investment income		$2,164,467	$13,288,211
Net realized gains (losses)		74,883,902	(354,477,131)
Net unrealized gains	+	122,890,647	720,244,336

Increase in net assets from operations		199,939,016	379,055,416

Distributions to Shareholders

Distributions from net investment income
Investor Shares		10,988,186	37,144,919
Select Shares	+	8,268,447	23,587,535

Total distributions from net investment income		$19,256,633	$60,732,454

Transactions in Fund Shares

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		3,193,917	$51,400,151	6,575,117	$77,667,118
Select Shares	+	5,504,742	88,662,034	10,696,072	129,841,801

Total shares sold		8,698,659	$140,062,185	17,271,189	$207,508,919

Shares Reinvested
Investor Shares		559,839	$8,767,079	2,583,646	$28,368,429
Select Shares	+	363,514	5,692,624	1,696,311	18,608,533

Total shares reinvested		923,353	$14,459,703	4,279,957	$46,976,962

Shares Redeemed
Investor Shares		(9,656,437)	($155,948,284)	(25,225,173)	($285,991,828)
Select Shares	+	(4,699,977)	(75,445,106)	(16,356,316)	(184,493,954)

Total shares redeemed		(14,356,414)	($231,393,390)	(41,581,489)	($470,485,782)

Net transactions in fund shares		(4,734,402)	($76,871,502)	(20,030,343)	($215,999,901)

Shares Outstanding and Net Assets

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		103,713,908	$1,560,580,613	123,744,251	$1,458,257,552
Total increase or decrease	+	(4,734,402)	103,810,881	(20,030,343)	102,323,061

End of period		98,979,506	$1,664,391,494	103,713,908	$1,560,580,613

(Distribution in excess of net investment income)/Net investment income not yet distributed			($2,933,639)		$14,158,527

34 See financial notes

 Laudus MarketMasters Funds

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)
Laudus Small-Cap MarketMasters Fund
Laudus International MarketMasters Fund
Schwab S&P 500 Index Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab International Index Fund
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Schwab Balanced Fund
Schwab Premier Equity Fund
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Financial Services Fund
Schwab International Core Equity Fund
Schwab Health Care Fund
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental Emerging Markets Index Fund
Schwab Monthly Income Fund-Moderate Payout
Schwab Monthly Income Fund-Enhanced Payout
Schwab Monthly Income Fund-Maximum Payout

Each of the Laudus MarketMasters funds offers two share classes: Investor Shares and Select Shares®. Shares of each class represented an interest in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold (subject to a redemption fee, see Note 9) at closing net asset value ( “NAV”), which is the price for all outstanding shares of a fund or share class, as applicable. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate.

•	Securities for which no quoted value is available: The Board of Trustees has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when a security is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	International Fair Valuation: The Board of Trustees has adopted procedures to fair value foreign equity securities that trade in markets that close prior to when the funds value their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect

 35

 Laudus MarketMasters Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its index or benchmark. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to these procedures.

•	Futures and forwards contracts: valued at their settlement prices as of the close of their exchanges (for futures) or at a value based on that day’s exchange rates (for forwards).

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values as determined by the underlying fund in accordance with the 1940 Act for a given day.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).

The funds have adopted the authoritative guidance under GAAP on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly. Accordingly, if the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The guidance establishes three levels of the fair value hierarchy as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such instruments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes

36

 Laudus MarketMasters Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of April 30, 2010:

Laudus Small-Cap MarketMasters Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$419,163,939	$—	$—	$419,163,939
Foreign Common Stock
Singapore(a)	1,856,157	—	—	1,856,157
United Kingdom(a)	2,187,678	—	—	2,187,678
Other Investment Company(a)	10,178,218	—	—	10,178,218
Short-Term Investment(a)	—	484,909	—	484,909

Total	$433,385,992	$484,909	$—	$433,870,901

Other Financial Instruments*
Futures Contract	$477,624	$—	$—	$477,624

Laudus International MarketMasters Fund

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$—	$408,020,339	$—	$408,020,339
Australia(a)	—	50,960,660	—	50,960,660
Materials	16,668,910	6,908,117	—	23,577,027
Bahamas(a)	1,516,955	—	—	1,516,955
Bermuda(a)	4,761,105	—	—	4,761,105
Brazil(a)	30,163,718	—	—	30,163,718
Canada(a)	111,201,289	—	—	111,201,289
Chile(a)	2,792,748	—	—	2,792,748
China(a)	—	20,955,550	—	20,955,550
Consumer Services	1,084,307	—	—	1,084,307
Media	237,873	—	—	237,873
France(a)	—	82,181,575	—	82,181,575
Capital Goods	—	24,107,499	1,888,085	25,995,584
Food, Beverage & Tobacco	967,616	7,912,992	—	8,880,608
Germany(a)	—	101,962,138	—	101,962,138
Materials	5,982,052	18,095,390	—	24,077,442
Utilities	2,521,500	—	—	2,521,500
Hong Kong(a)	—	26,564,401	—	26,564,401
Consumer Durables & Apparel	2,264,160	1,987,630	—	4,251,790

 37

 Laudus MarketMasters Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Ireland(a)	$—	$13,442,639	$—	$13,442,639
Capital Goods	7,733,751	—	—	7,733,751
Israel(a)	—	3,638,771	—	3,638,771
Pharmaceuticals, Biotechnology & Life Sciences	2,992,529	—	—	2,992,529
Semiconductors & Semiconductor Equipment	2,407,212	—	—	2,407,212
Technology Hardware & Equipment	302,500	—	—	302,500
Luxembourg(a)
Energy	9,654,012	2,465,859	—	12,119,871
Household & Personal Products	1,083,781	—	—	1,083,781
Telecommunication Services	503,196	—	—	503,196
Mexico(a)	19,731,720	—	—	19,731,720
Netherlands(a)	—	19,078,997	—	19,078,997
Capital Goods	447,704	12,787,625	—	13,235,329
Energy	17,418,042	4,720,693	—	22,138,735
Food, Beverage & Tobacco	1,783,827	5,403,213	—	7,187,040
Norway(a)	—	21,348,536	—	21,348,536
Materials	657,225	—	—	657,225
Panama(a)	1,176,337	—	—	1,176,337
Peru(a)	1,674,748	—	—	1,674,748
Republic of Korea(a)	—	14,810,913	—	14,810,913
Food, Beverage & Tobacco	2,703,117	—	—	2,703,117
Household & Personal Products	1,229,660	—	—	1,229,660
Materials	1,537,951	—	—	1,537,951
Semiconductors & Semiconductor Equipment	1,932,173	8,003,192	—	9,935,365
Spain(a)	—	9,393,669	—	9,393,669
Banks	8,053,709	—	—	8,053,709
Software & Services	462,050	—	—	462,050
Switzerland(a)	—	74,017,023	—	74,017,023
Capital Goods	814,590	7,833,815	—	8,648,405
Commercial & Professional Supplies	1,243,630	12,413,812	—	13,657,442
Energy	34,486,237	939,804	—	35,426,041
Food, Beverage & Tobacco	13,632,684	4,428,247	—	18,060,931
Pharmaceuticals, Biotechnology & Life Sciences	4,081,984	12,137,880	—	16,219,864
Thailand(a)	818,062	—	—	818,062
United Kingdom(a)	—	104,352,635	—	104,352,635
Capital Goods	715,928	66,262,840	58,924	67,037,692
Commercial & Professional Supplies	587,422	27,770,910	—	28,358,332
Energy	167,690	9,051,644	—	9,219,334
Food, Beverage & Tobacco	9,347,729	12,170,037	—	21,517,766
Materials	11,713,058	32,831,599	—	44,544,657
Retailing	8,523,724	7,545,469	—	16,069,193

38

 Laudus MarketMasters Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

United States(a)
Automobiles & Components	$219,000	$1,660,791	$—	$1,879,791
Energy	1,541,650	—	—	1,541,650
Household & Personal Products	419,775	—	—	419,775
Other Investment Companies(a)	46,949,288	—	—	46,949,288
Short-Term Investment(a)	—	3,124,414	—	3,124,414
Corporate Bond	—	—	133,250	133,250

Total	$398,909,928	$1,241,291,318	$2,080,259	$1,642,281,505

Other Financial Instruments*
Future Contracts	2,378,564	—	—	2,378,564
Forward Foreign Currency Contracts	3,317,443	—	—	3,317,443

Liabilities Valuation Input

Other Financial Instruments*
Forward Foreign Currency Contracts	($194,795)	$—	$—	($194,795)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in			Balance
	as of	Accrued	Realized	Unrealized	Net	Net	as of
	October 31,	Discounts	Gain	Gains	Purchases	Transfers	April 30,
Investments in Securities	2009	(Premiums)	(Loss)	(Losses)	(Sales)	in/out	2010

Common Stock
France	$—	$—	$—	($459,848)	$—	$2,347,933	$1,888,085
United Kingdom	55,549	—	259	(416)	3,532	—	58,924
Corporate Bonds
Brazil	131,484	(234)	—	2,000	—	—	133,250

Total	$187,033	($234)	$259	($458,264)	$3,532	$2,347,933	$2,080,259

*	Futures contracts and Forward Foreign Currency contracts are not included in Investments and are valued at the unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

All net realized and change in unrealized gains (losses) in the tables above are reflected in the accompanying statements of operations. Changes in net unrealized gains (losses) for Level 3 investments held by the fund at April 30, 2010 are ($458,264).

(b) Portfolio Investments:

Derivatives: The funds may invest in futures contracts in order to reduce the effects of uninvested cash on performance or for other reasons. Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date.

Because futures contracts carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses until the contract is closed, at which time the gains and losses are realized. Futures are traded publicly on exchanges, and their market value changes daily.

 39

 Laudus MarketMasters Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

The funds may invest in forward currency contracts in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future foreign currency exchange rates. “Forwards”, as they are known, are contracts to buy and sell a currency at a set price on a future date. Forwards are similar to futures except that they are not publicly traded, but are agreements directly between two parties. The accounting for Forwards is similar to that of futures contracts in that gains and losses are accounted for as unrealized gains or losses until the contracts settles and such amounts are accounted for as realized.

Real Estate Investment Trusts: Certain funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Repurchase Agreements: The funds may enter into repurchase agreements. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The funds’ repurchase agreements are fully collateralized by cash, U.S. government securities, U.S. government agency securities or other securities. All collateral is held by the funds’ custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

Securities Lending: Under the Securities Lending Program, a fund (the “Lender”) may make short-term loans of their securities to another party (the “Borrower”) to generate additional revenue from their portfolio. The Borrower provides cash, U.S. government securities or letters of credit as collateral against the loans in an amount at least equal to 100% of the market value of the loaned securities.

The cash collateral of securities loaned is invested in registered 2a-7 money market portfolios. The investments of collateral are mark-to-market daily and the value of the collateral must be at least 100% of the market value of the loan securities each day. If the value of the collateral falls below 100%, it will be adjusted the following day.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. The funds do not isolate the portion of the fluctuations on investment resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

When a fund closes out a futures or forward position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly. A fund records the daily change in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker”).

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the note proceeds are received.

(e) Expenses:

Expenses that are specific to a fund are charged directly to that fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

40

 Laudus MarketMasters Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains, if any, once a year.

(g) Custody Credit:

The funds have an arrangement with their custodian bank, State Street Bank and Trust Company, under which the funds receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

3. Risk factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to those described below:

Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — large-cap and mid-cap stocks, for instance — a fund’s small-cap holdings could reduce performance.

Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more vulnerable to adverse business or economic events than larger more established companies. During a period when large- and mid-cap U.S. stocks fall behind other types of investments — small-cap stocks, for instance — a fund’s large- and mid-cap holdings could reduce performance.

A fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing

 41

 Laudus MarketMasters Funds

Financial Notes (continued)

3. Risk factors (continued):

securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions that more developed countries. Such countries often have less uniformity in accounting and reporting requirements, unreliable securities valuation and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the fund’s investments in emerging market countries.

A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

Although CSIM monitors and seeks to coordinate the overall management of a fund, each investment manager makes investment decisions independently, and it is possible that the investment styles of the investment managers may not complement one another. As a result, a fund’s exposure to a given stock, industry or investment style could unintentionally be smaller or larger than if a fund had a single manager.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between it and the trust.

For its advisory and administrative services to each fund, CSIM is entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

	Laudus Small-Cap	Laudus International
	MarketMasters	MarketMasters
% of Average daily net assets	Fund	Fund

First $500 million	1.17%	1.29%
$500 million to $1 billion	1.13%	1.275%
over $1 billion	1.07%	1.25%

The Board of Trustees has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab) under the Plan. All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to 0.20% for Select Shares and 0.25% for Investor Shares. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds) and a fund will pay no more than 0.20% for Select Shares and 0.25% for Investor Shares of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service provider. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds to limit (“expense limitation”) the total annual fund operating expenses, excluding interest, taxes and certain non-routine

42

 Laudus MarketMasters Funds

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

expenses for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the funds’ Board of Trustees. The expense limitation as a percentage of average daily net assets is as follows:

	Laudus Small-Cap	Laudus International
	MarketMasters	MarketMasters
	Fund	Fund

Investor Shares	1.46%	1.65%
Select Shares	1.31%	1.47%

Certain Schwab Funds may own shares of other Schwab Funds. The table below reflects the percentage of each Laudus MarketMasters Funds owned by other Schwab Funds as of April 30, 2010.

	Laudus Small-Cap	Laudus International
	MarketMasters	MarketMasters
	Fund	Fund

Schwab Target Funds:
Schwab Target 2010	0.3%	0.2%
Schwab Target 2015	0.2%	0.1%
Schwab Target 2020	1.3%	0.8%
Schwab Target 2025	0.3%	0.2%
Schwab Target 2030	2.4%	1.1%
Schwab Target 2035	0.3%	0.2%
Schwab Target 2040	2.2%	1.1%
Schwab Balanced Fund	2.9%	—%

The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended April 30, 2010, each fund’s total aggregate security transactions with other Schwab Funds were as follows:

Laudus Small-Cap MarketMasters Fund	$—
Laudus International MarketMasters Fund	340,284

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

6. Borrowing from Banks:

The funds may borrow money from banks and custodians. The funds have custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street Bank and Trust Company for the committed line of credit.

 43

 Laudus MarketMasters Funds

Financial Notes (continued)

6. Borrowing from Banks (continued):

There were no borrowings from the lines of credit during the period. However, the funds utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales of Investment Securities:

For the period ended April 30, 2010, purchases and sales of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of

Laudus Small-Cap MarketMasters Fund	$143,181,848	$146,798,429
Laudus International MarketMasters Fund	597,208,060	684,913,882

8. Disclosures about Derivative Instruments and Hedging Activities:

Laudus International MarketMasters Fund has adopted authoritative guidance under GAAP for “Disclosures about Derivative Instruments and Hedging Activities”, which requires the fund to disclose: a) how and why an entity uses derivative instruments, b) how derivative instruments and related hedged items are accounted for and c) how derivative instruments and related hedged items affect an entity’s financial position and financial performance. The adoption of the additional disclosure requirements did not materially impact the fund’s financial statements.

The Laudus International MarketMasters Fund entered into forward foreign currency exchange contracts and futures contracts during the period ended April 30, 2010. The fund invests in futures contracts in order to reduce the effects of uninvested cash on performance. The fund also invests in forward currency contracts in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future foreign currency exchange rates and is subject to a foreign currency exchange rate risk.

As of April 30, 2010, the Laudus International MarketMasters Fund held the following derivatives:

Asset Derivatives	Fair Value

Equity Index — Futures Contracts(1)	$2,378,564
Foreign Exchange — Forward Contracts(2)	3,317,443

Total	$5,696,007

Liability Derivatives	Fair Value

Foreign Exchange — Forward Contracts(3)	$194,795

(1)	Statement of Assets & Liabilities location: Includes cumulative unrealized gains of futures contracts as reported in the schedule of portfolio holdings. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.
(2)	Statement of Assets & Liabilities location: Unrealized gains on forward foreign currency contracts.
(3)	Statement of Assets & Liabilities location: Unrealized losses on forward foreign currency contracts.

Transactions in derivative instruments during the period ended April 30, 2010 for the Laudus International MarketMasters Fund, were as follows:

	Equity Index	Foreign Exchange
	Futures Contracts	Forward Contracts	Total

Realized Gain (Losses)(1)	$5,605,155	$3,485,955	$9,091,110
Change in Unrealized Gains (Losses)(2)	$3,722,213	$4,812,356	$8,534,569
Number of Contracts	735 (3)	$93,517,084 (4)

(1)	Statement of Operations location: Net realized gains on futures contracts and foreign currency transactions.
(2)	Statement of Operations location: Net unrealized losses on futures contracts and foreign currency transactions.
(3)	Amount represents number of contracts at 04/30/10.
(4)	Amount represents notional amount in U.S. Dollars at 04/30/10.

44

 Laudus MarketMasters Funds

Financial Notes (continued)

9. Redemption Fee:

The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:

	Current Period	Prior Period
	(11/01/09-4/30/2010)	(11/01/08-10/31/09)

Laudus Small-Cap MarketMasters Fund	$983	$6,502
Laudus International MarketMasters Fund	2,383	23,838

10. Federal Income Taxes:

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2009, the following funds had capital loss carry forwards available to offset net capital gains before the expiration dates:

	Laudus	Laudus
	Small-Cap	International
	MarketMasters	MarketMasters
Expiration Date	Fund	Fund

October 31, 2016	$96,182,488	$222,917,401
October 31, 2017	59,667,102	336,727,093

Total	$155,849,590	$589,644,494

As of October 31, 2009, the funds had no capital losses utilized or capital losses deferred.

As of October 31, 2009, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. The funds are not subject to examination by U.S. federal tax authorities for tax years before 2006 and by state tax authorities for tax years before 2005.

11. Subsequent Events:

Management has determined there are no subsequent events or transactions that would have materially impacted the financial statements as presented.

 45

Results of Proxy Voting:

At a special meeting of shareholders of the trust held on December 14, 2009, shareholders approved the following proposal: to elect nine trustees to serve on the Board of Trustees of the trust. The individuals listed in the table below were elected as trustees for each fund. All trustees served as trustees of the trust prior to the special meeting.

	For	Withheld	% For
	(shares)	(shares)

Charles R. Schwab	1,402,634,526.75	105,696,405.10	92.99%
Walter W. Bettinger, II	1,458,729,719.36	49,601,212.49	96.71%
Mariann Byerwalter	1,455,075,604.88	53,255,326.97	96.47%
John F. Cogan	1,458,904,762.09	49,426,169.76	96.72%
William A. Hasler	1,449,460,489.61	58,970,442.24	96.10%
Gerald B. Smith	1,455,433,324.25	52,897,607.60	96.49%
Donald R. Stephens	1,457,006,880.73	51,324,051.12	96.60%
Joseph H. Wender	1,453,198,913.40	55,132,018.45	96.34%
Michael W. Wilsey	1,454,741,033.96	53,589,897.89	96.45%

46

Trustees and Officers

The tables below give information about the trustees and officers for Schwab Capital Trust which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 85 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC.	77	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009) Director, Excelsior Funds (2006 – 2007)

John F. Cogan 1947 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Fellow: The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	77	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	77	Director, Ditech Networks Corporation (1997 – present)
Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Harris-Stratex Networks (2001 – present)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
Director, Genitope Corporation (2000 – 2009)
			Director, Excelsior Funds (2006 – 2007)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	77	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present)

Donald R. Stephens 1938 Trustee (Trustee of Schwab Capital Trust since 1993.)	Managing Partner, D.R. Stephens & Company (investments) (1973 – present).	77	None

 47

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008-present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	77	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Capital Trust since 1993.)	Chairman and Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	77	None

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1993.)	Founded Charles Schwab & Co., Inc. in 1971 and became Chairman in 1978. Since 1986, Chairman and Director, The Charles Schwab Corporation. Since 1989, Director, Charles Schwab Investment Management, Inc., and appointed as Chairman in 1991. Since 1996, Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. Since 1999, Director and Chief Executive Officer, Schwab Holdings, Inc. Since 2003, Chairman, Charles Schwab Bank, N. A.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, and the Charles Schwab & Co., Inc.	77	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Capital Trust since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc., principal underwriter to the Funds, and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	85	None

48

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc. (August 2004 – present); Executive Vice President, Charles Schwab & Co., Inc. (2002 – present); Director, President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (August 2007 – present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC (Sept. 2002 – present); President and Chief Executive Officer, Schwab Strategic Trust (Oct. 2009 – present); Trustee (June 2006 – Dec. 2009), President and Chief Executive Officer (July 2007 – March 2008; effective July 2, 2010), Laudus Trust and Laudus Institutional Trust; President and Chief Executive Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust (June 2006 – June 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc. (November 2004 – present); Treasurer and Chief Financial Officer, Laudus Trust and Laudus Institutional Trust (2006 – present); Treasurer and Principal Financial Officer, Schwab Strategic Trust (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (Sept. 2002 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc. (July 2000 – present); Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. (June 1998 – present); Secretary and Chief Legal Officer, Schwab Strategic Trust (Oct. 2009 – present); Vice President and Assistant Clerk, Laudus Trust and Laudus Institutional Trust (Feb. 2010 – present); Secretary and Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007); Chief Legal Officer, Laudus Trust and Laudus Institutional Trust (Aug. 2006 – Dec. 2006).

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present) of Laudus Trust and Laudus Institutional Trust. Since 2009, Vice President of Schwab Strategic Trust (Oct. 2009 – present).

Michael Haydel 1972 Vice President (Officer of Schwab Capital Trust since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc. (2004 – present); Vice President (Sept. 2005 – present), Anti-Money Laundering Officer (Oct. 2005 – Feb. 2009), Laudus Trust, Laudus Institutional Trust; Vice President, Schwab Strategic Trust (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first, provided that any trustee who serves on both Schwab Funds and Laudus Funds retires from both boards when first required to retire by either board. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.
[2]	Messrs. Schwab and Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 49

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

50

Notes

Notes

An investor should consider a fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Laudus Funds’ website at www.laudusfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Laudus Funds at 1-800-447-3332.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting The Laudus Funds’ website at www.laudusfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Laudus Fundstm

Laudus Growth Investors
Laudus Growth Investors U.S. Large Cap Growth Fund

Laudus MarketMasters Fundstm
Laudus International MarketMasters Fundtm
Laudus Small-Cap MarketMasters Fundtm

Laudus Mondrian Fundstm
Laudus Mondrian Emerging Markets Fund
Laudus Mondrian Global Equity Fund
Laudus Mondrian International Fixed Income Fund

Laudus Mondrian Institutional Fundstm
Laudus Mondrian Institutional Emerging Markets Fund
Laudus Mondrian Institutional International Equity Fund

The Laudus Funds includes the Laudus Growth Investors U.S. Large Cap Growth Fund and the Laudus Mondrian Funds, which are part of the Laudus Trust and Laudus Institutional Trust and distributed by ALPS Distributors Inc.; and the Laudus MarketMasters Funds, which are part of the Schwab Capital Trust, and distributed by Charles Schwab & Co., Inc. Charles Schwab & Co., Inc. and ALPS Distributors Inc. are unaffiliated entities.

For More Information about the Funds:

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Laudus MarketMasters Funds
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

© 2010 Charles Schwab & Co., Inc. All rights reserved. Member SIPC®. Printed on recycled paper.	MFR13563-13

COMMAND PERFORMANCETM

Semiannual report dated April 30, 2010 enclosed.

Prospectus Supplement and
Semiannual Report Enclosed

Schwab Fundamental Index* Funds

Schwab Fundamental
US Large* Company Index Fund

Schwab Fundamental
US Small-Mid* Company Index Fund

Schwab Fundamental
International* Large Company
Index Fund

Schwab Fundamental
International* Small-Mid Company Index Fund

Schwab Fundamental
Emerging Markets* Index Fund

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document faster via email.

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at www.schwab.com/edelivery.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL and FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

This supplement is not part of the shareholder report.

SCHWAB CAPITAL TRUST
SCHWAB INVESTMENTS
SCHWAB ANNUITY PORTFOLIOS
SCHWAB STRATEGIC TRUST

Schwab Equity Index Funds
Supplement dated June 1, 2010 to the Prospectus dated February 28, 2010 and the Summary
Prospectuses of Schwab S&P 500 Index Fund, Schwab 1000 Index Fund, Schwab Small-Cap Index Fund,
Schwab Total Stock Market Index Fund and Schwab International Index Fund, each dated February 28, 2010

Schwab Fundamental Index Funds
Supplement dated June 1, 2010 to the Prospectus dated February 28, 2010, as supplemented March 17, 2010, the
Summary Prospectus of Schwab Fundamental Emerging Markets Index Fund, dated March 17, 2010, and the Summary Prospectuses of Schwab Fundamental US Large Company Index Fund, Schwab Fundamental US Small-Mid Company Index Fund, Schwab Fundamental International Large Company Index Fund and Schwab Fundamental International Small-Mid Company Index Fund, each dated February 28, 2010

Schwab Active Equity Funds
Supplement dated June 1, 2010 to the Prospectus dated February 28, 2010 and the Summary Prospectuses of Schwab Large-Cap Growth Fund, Schwab Premier Equity Fund, Schwab Core Equity Fund, Schwab International Core Equity Fund, Schwab Dividend Equity Fund, Schwab Small-Cap Equity Fund, Schwab Hedged
Equity Fund, Schwab Financial Services Fund and Schwab Health Care Fund, each dated February 28, 2010

Laudus MarketMasters Funds
Supplement dated June 1, 2010 to the Prospectus dated February 28, 2010 and the Summary Prospectuses of
Laudus Small-Cap MarketMasters Fund and Laudus International MarketMasters Fund, each dated February 28, 2010

Schwab Bond Funds
Supplement dated June 1, 2010 to the Prospectus dated November 15, 2009

Schwab Tax-Free Bond Funds
Supplement dated June 1, 2010 to the Prospectus dated November 15, 2009

Schwab Global Real Estate Fund
Supplement dated June 1, 2010 to the Prospectus dated June 28, 2009

Schwab S&P 500 Index Portfolio
Supplement dated June 1, 2010 to the Prospectus dated April 30, 2010

Schwab U.S. ETFs
Supplement dated June 1, 2010 to the Prospectus dated November 3, 2009, as supplemented January 11, 2010, January 14, 2010 and May 25, 2010

Schwab International ETFs
Supplement dated June 1, 2010 to the Prospectus dated November 3, 2009, as supplemented January 11, 2010, January 14, 2010 and May 25, 2010

This supplement provides new and additional information beyond that contained in each Prospectus and Summary Prospectus and should be read in conjunction with the Prospectuses and Summary Prospectuses.

Charles Schwab Investment Management, Inc. (CSIM) is announcing that Jeffrey Mortimer, Chief Investment Officer of CSIM, Schwab Funds, Laudus Funds, and Schwab ETFs, will leave the firm effective July 2, 2010. Randy Merk, President and Chief Executive Officer of CSIM, will serve as Chief Investment Officer until a replacement is found.

Therefore, effective July 2, 2010, all references to Jeffrey Mortimer in the “Fund management”, “Portfolio management” and/or “Portfolio managers” sections of the above referenced Prospectuses and Summary Prospectuses are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Please see www.schwabfunds.com/prospectus, www.laudus.com/prospectus or
www.schwabetfs.com/prospectus for current prospectuses and summary prospectuses.

REG56267-00 (06/10) ©2010 All Rights Reserved

Schwab Fundamental Index* Funds

Semiannual Report
April 30, 2010

Schwab Fundamental
US Large* Company Index Fund

Schwab Fundamental
US Small-Mid* Company Index Fund

Schwab Fundamental
International* Large Company
Index Fund

Schwab Fundamental
International* Small-Mid Company Index Fund

Schwab Fundamental
Emerging Markets* Index Fund

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL and FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

This page is intentionally left blank.

Schwab Fundamental Index Funds

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

Total Return for
the Report Period

Schwab Fundamental US Large* Company Index Fund
(Ticker Symbol: SFLNX)	21.14%

FTSE RAFI US 1000 Index®	20.76%
Fund Category: Morningstar Large-Cap Value	14.83%

Performance Details	pages 6-7

Schwab Fundamental US Small-Mid* Company Index Fund
(Ticker Symbol: SFSNX)	33.29%

FTSE RAFI US Mid Small 1500 Index®	32.74%
Fund Category: Morningstar Small-Cap Blend	26.15%

Performance Details	pages 8-9

Schwab Fundamental International* Large Company Index Fund
(Ticker Symbol: SFNNX)[1]	1.98%

FTSE RAFI Developed ex US 1000 Index®	1.82%
Fund Category: Morningstar Foreign Large-Cap Blend	4.94%

Performance Details	pages 10-11

Schwab Fundamental International* Small-Mid Company Index Fund
(Ticker Symbol: SFILX)[1]	8.23%

FTSE RAFI Developed ex US Mid Small 1500 Index	8.11%
Fund Category: Morningstar Foreign Small/Mid Growth	10.34%

Performance Details	pages 12-13

Schwab Fundamental Emerging Markets* Index Fund
(Ticker Symbol: SFENX)[1]	11.04%

FTSE RAFI Emerging Index®	11.92%
Fund Category: Morningstar Diversified Emerging Markets	12.75%

Performance Details	pages 14-15

Minimum Initial Investment[2]	$100

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Index ownership—“FTSE®” is trademark of The Financial Times Limited (“FT”) and the London Exchange Plc (the “Exchange”) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of Research Affiliates LLC (“RA”). The Schwab Fundamental Index Funds are not sponsored, endorsed, sold or promoted by FTSE or RA, and FTSE and RA do not make any representation regarding the advisability of investing in shares of the fund.

Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Source for category information: Morningstar, Inc.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL and FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

[1]	The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.

[2]	Please see prospectus for further details and eligibility requirements.

2 Schwab Fundamental Index Funds

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

In the United States, we’ve seen modest improvements in employment and consumer spending, along with increased capital spending by businesses. More importantly, the Federal Reserve (the Fed) began to withdraw some of its monetary support programs in 2010 while holding interest rates at historically low levels. The Fed’s description of the U.S. economy at its April 28, 2010 meeting was that the economy “was a little more upbeat but still cautious,” and that the “labor market was beginning to improve,” but then added a cautionary statement about employers remaining reluctant to add jobs to current payrolls. In short, we seem to be in an economic stage that calls for cautious optimism.

From a broader perspective, the global financial marketplace remained challenging as recessionary conditions prevailed along with occasional signs of improvement. Even as major international and domestic equity indices continued to rise, central banks in several countries, including the United States, closely monitored financial markets, debt ratios, monetary exchange rates, interest rates, and inflation, in an ongoing effort to stabilize local and global markets. This was especially true for the governments of Greece, Spain, Portugal, Ireland, and Great Britain, where sovereign debt has escalated and governments have implemented cost-cutting measures while seeking extended, low-cost financing.

For the six-month period, all of the Schwab Fundamental Index Funds closely tracked their respective comparative indices. For details about each fund’s performance, please read the fund managers’ discussion and analysis on the following pages.

In economic environments such as we have today, it’s more important than ever to periodically review your investment portfolio to ensure that your plan is complementary to your financial goals. To that end, we offer a wide array of mutual funds that cover all asset classes. If you would like to talk with us about our mutual funds, we are always available at 1-800-435-4000, and additional resources may be found on schwab.com.

Thank you for investing with us.

Sincerely,

Schwab Fundamental Index Funds 3

The Investment Environment

The past six months produced significant positive returns and high volatility in global capital markets. Nearly all major equity indices had positive returns. Generally speaking, the domestic equity markets outpaced the international equity markets; fixed income underperformed both.

U.S. small-cap stocks outperformed U.S. large- and mid-cap stocks. Value stocks outpaced growth stocks in all categories. The return of the S&P 500® Index, which is usually seen as a bellwether for financial markets in the United States, was positive at 15.66%. The international stock markets also had positive overall returns for the period, but significantly underperformed domestic stock markets. The MSCI EAFE® Index (Gross) returned 2.68% for the period. In the fixed-income realm, the Barclays Capital U.S. Aggregate Bond Index returned 2.54%.

Economic challenges lingered across the globe. Concerns about the long-term ability of Greece, Spain, and Portugal to manage their significant sovereign debt began to worry investors toward the end of the six-month period when Greece’s debt rating was lowered to junk status by Standard and Poor’s. Portugal and Spain’s debt ratings were also lowered, but not to the same extent as Greece’s.

Government central banks around the world continued to discuss possible ways of stabilizing the struggling countries, and the International Monetary Fund promised, in April 2010, to increase the 45 billion euro aid package for Greece to as much as 120 billion euros over the next three years. The promise for aid came with austerity measures that would have to be implemented by Greece, and any other country that might receive aid.

Central banks also continued to use other tools to help the global financial system maintain sufficient liquidity, such as buying distressed debt from private banks and supporting housing markets by intervening in mortgage markets.

On April 28, 2010, the Federal Open Market Committee (FOMC) reported that economic activity continued to strengthen in the United States and that the labor market was beginning to improve, but tempered its comments by adding that high unemployment, modest income growth, lower housing wealth, and tight credit were still concerns. In light of stable inflation trends, the FOMC maintained the target range for the federal funds rate at 0% to 0.25%.

Gross Domestic Product (GDP) growth increased by approximately 3.0% for the first quarter of 2010, a bit down from the increase of 5.6% reported for the GDP growth rate in the fourth quarter of 2009. Private domestic demand was the main force behind the growth in the first quarter, and consumer spending rose at an annual rate of 3.6%. Also in the first quarter, business investments in equipment and software increased by 13.4%. The U.S. unemployment rate remained close to 10% for the entire six-month period.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

15.66%	S&P 500® Index: measures U.S. large-cap stocks

28.17%	Russell 2000® Index: measures U.S. small-cap stocks

2.68%	MSCI EAFE® Index (Gross): measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

2.54%	Barclays Capital U.S. Aggregate Bond Index: measures the U.S. bond market

0.03%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

4 Schwab Fundamental Index Funds

Fund Management

Larry Mano, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day co-management of each of the funds. Prior to joining the firm in November 1998, he worked for 20 years in equity management.

Ron Toll, a portfolio manager of the investment adviser, is responsible for the day-to-day co-management of each of the funds. He joined the firm in 1998, became Manager, Portfolio Operations in 2000, Manager, Portfolio Operations and Analytics in 2005 and was named to his current position in 2007.

Schwab Fundamental Index Funds 5

Schwab Fundamental US Large* Company
Index Fund

The Schwab Fundamental US Large Company Index Fund returned 21.14%, while its comparative index, the FTSE RAFI US 1000 Index (the index), returned 20.76%. The index includes the largest listed companies incorporated in the United States ranked by fundamental value. Unlike the fund, the index does not bear operational and transactional costs.

When looking at returns on a sector-specific level, Consumer Discretionary was the best performer, followed by Industrials and Materials. While all of the sectors had positive returns for the period, Telecommunication Services, Energy, and Consumer Staples were at the lower end.

From an industry-specific view, Automobiles & Components was the best performer, followed by Transportation and Consumer Services. While every industry had positive returns for the period, Food & Staples Retailing, Diversified Financials, and Pharmaceuticals, Biotechnology & Life Sciences were at the lower end.

Better performing stocks in the fund included Ford Motor Company, Bank of America, and General Electric, Co. Stocks detracting from returns included Goldman Sachs Group, Verizon Communications, and Motorola, Inc.

Due to regulatory, operational, custodial or liquidity constraints; corporate transactions; asset valuations; transaction costs and timing; tax considerations; and index rebalancing, the fund may not invest in certain securities in its comparative index, or match the securities’ weighting to that of the index. Therefore, the fund’s return may differ from that of the index.

As of 4/30/10:

 Statistics

Number of Holdings	978
Weighted Average Market Cap ($ x 1,000,000)	$70,045
Price/Earnings Ratio (P/E)	77.3
Price/Book Ratio (P/B)	2.1
Portfolio Turnover Rate[1]	29%

 Sector Weightings % of Investments

Financials	21.8%
Industrials	11.7%
Energy	11.6%
Consumer Discretionary	11.6%
Information Technology	10.8%
Consumer Staples	9.5%
Health Care	8.9%
Utilities	5.5%
Telecommunication Services	4.4%
Materials	3.7%
Other	0.5%
Total	100.0%

 Top Holdings % Net Assets2

Exxon Mobil Corp.	2.9%
General Electric Co.	2.5%
Bank of America Corp.	2.3%
AT&T, Inc.	2.1%
Chevron Corp.	1.8%
Microsoft Corp.	1.7%
Citigroup, Inc.	1.7%
JPMorgan Chase & Co.	1.6%
Wells Fargo & Co.	1.5%
ConocoPhillips	1.5%
Total	19.6%

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL and FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

Manager views and portfolio holdings may have changed since the report date.

Certain securities referenced in the above fund managers’ discussion may have been bought or sold during the period, and therefore, may not appear in the Portfolio Holdings.

Source of Sector Classification: S&P and MSCI.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

6 Schwab Fundamental Index Funds

 Schwab Fundamental US Large* Company Index Fund

Performance Summary as of 4/30/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

April 2, 2007 – April 30, 2010
Performance of a Hypothetical
$10,000 Investment1,4

 Average Annual Total Returns1,2,4

Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception

Fund: Schwab Fundamental US Large* Company Index Fund (4/2/07)	21.14%	55.35%	-2.49%	-1.12%
FTSE RAFI US 1000 Index®	20.76%	55.05%	-2.48%	-1.16%
Fund Category: Morningstar Large-Cap Value	14.83%	38.57%	-6.75%	-5.42%

Fund Expense Ratios3: Net 0.36%; Gross 0.52%

 Style Assessment5

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	On October 27, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[5]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 4/30/10, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

Schwab Fundamental Index Funds 7

Schwab Fundamental US Small-Mid* Company
Index Fund

The Schwab Fundamental US Small-Mid Company Index Fund returned 33.29%, while its comparative index, the FTSE RAFI US Mid Small 1500 Index (the index), returned 32.74%. The index is composed of small and medium-sized companies incorporated in the United States ranked by fundamental value. Unlike the fund, the index does not include operational and transactional costs.

When looking at returns from a sector-specific level, Consumer Discretionary was the best performer, followed by Materials and Telecommunication Services. While every industry had positive returns for the period, the lower-performers were Utilities, Health Care, and Consumer Staples, but even they were solid.

From an industry-specific view, Real Estate was the strongest performer, followed by Media and Consumer Durables & Apparel. While every industry had positive returns during the period, Food & Staples Retailing, Software & Services, and Utilities were at the lower end.

Better performing securities in the fund included Pier I Imports, Inc., Valassis Communications, Inc., and La-Z-Boy, Inc. Poor performers included Technitrol, Inc., Ambac Financial Group, Inc., and K-V Pharmaceutical Co.

Due to regulatory, operational, custodial or liquidity constraints; corporate transactions; asset valuations; transaction costs and timing; tax considerations; and index rebalancing, the fund may not invest in certain securities in its comparative index, or match the securities’ weighting to that of the index. Therefore, the fund’s return may differ from that of the index.

As of 4/30/10:

 Statistics

Number of Holdings	1,489
Weighted Average Market Cap ($ x 1,000,000)	$1,137
Price/Earnings Ratio (P/E)	-9.4
Price/Book Ratio (P/B)	1.6
Portfolio Turnover Rate[1]	41%

 Sector Weightings % of Investments

Financials	21.6%
Industrials	18.7%
Consumer Discretionary	18.5%
Information Technology	15.6%
Health Care	6.9%
Energy	5.8%
Materials	5.4%
Consumer Staples	2.8%
Utilities	1.7%
Telecommunication Services	1.3%
Other	1.7%
Total	100.0%

 Top Holdings % Net Assets2

NCI Building Systems, Inc.	0.6%
FelCor Lodging Trust, Inc.	0.3%
Strategic Hotel & Resorts, Inc.	0.3%
Ashford Hospitality Trust	0.3%
Citizens Republic Bancorp, Inc.	0.2%
NACCO Industries, Inc., Class A	0.2%
The PMI Group, Inc.	0.2%
USEC, Inc.	0.2%
Post Properties, Inc.	0.2%
Sunstone Hotel Investors, Inc.	0.2%
Total	2.7%

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL and FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

Manager views and portfolio holdings may have changed since the report date.

Certain securities referenced in the above fund managers’ discussion may have been bought or sold during the period, and therefore, may not appear in the Portfolio Holdings.

Source of Sector Classification: S&P and MSCI.

Small-company stocks are subject to greater volatility than other asset classes.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

8 Schwab Fundamental Index Funds

 Schwab Fundamental US Small-Mid* Company Index Fund

Performance Summary as of 4/30/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

April 2, 2007 – April 30, 2010
Performance of a Hypothetical
$10,000 Investment1,4

 Average Annual Total Returns1,2,4

Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception

Fund: Schwab Fundamental US Small-Mid* Company Index Fund (4/2/07)	33.29%	69.68%	1.69%	2.27%
FTSE RAFI US Mid Small 1500 Index®	32.74%	72.14%	2.57%	3.22%
Fund Category: Morningstar Small-Cap Blend	26.15%	49.33%	-3.27%	-2.52%

Fund Expense Ratios3: Net 0.35%; Gross 0.59%

 Style Assessment5

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	On October 27, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[5]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 4/30/10, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

Schwab Fundamental Index Funds 9

Schwab Fundamental International* Large Company Index Fund

The Schwab Fundamental International Large Company Index Fund returned 1.98% while its comparative index, the FTSE RAFI Developed ex US 1000 Index (the index), returned 1.82%. The index consists of the 1000 largest listed companies incorporated outside of the United States ranked by fundamental value. Unlike the fund, the index does not include operational or transactional costs.

From a country perspective, the best performers were Canada, Singapore, and Denmark. The poorest performers were Greece, Portugal, and Spain.

When looking at returns on a sector-specific level, Information Technology was the strongest performer, followed by Materials and Industrials. On the negative side, Utilities, Financials, and Telecommunication Services fell behind.

Better performing securities in the fund included Infineon Technologies AG, Teck Resources, Ltd., and Royal Dutch Shell plc. Poorly performing securities included ING Groep N.V., Banco Santander S.A., and Barclays plc.

Due to regulatory, operational, custodial or liquidity constraints; corporate transactions; asset valuations; transaction costs and timing; tax considerations; and index rebalancing, the fund may not invest in certain securities in its comparative index, or match the securities’ weighting to that of the index. Therefore, the fund’s return may differ from that of the index.

As of 4/30/10:

 Statistics

Number of Holdings	1,030
Weighted Average Market Cap ($ x 1,000,000)	$45,411
Price/Earnings Ratio (P/E)	39.6
Price/Book Ratio (P/B)	1.3
Portfolio Turnover Rate[1]	44%

 Sector Weightings % of Investments

Financials	28.7%
Industrials	11.4%
Consumer Discretionary	11.2%
Energy	10.4%
Materials	9.6%
Telecommunication Services	7.2%
Consumer Staples	6.9%
Utilities	5.6%
Information Technology	4.6%
Health Care	4.4%
Total	100.0%

 Top Holdings % Net Assets2

BP plc	1.9%
ING Groep N.V. CVA	1.6%
Royal Dutch Shell plc, Class A	1.5%
Total S.A.	1.5%
Vodafone Group plc	1.5%
HSBC Holdings plc	1.4%
Banco Santander S.A.	1.2%
Royal Dutch Shell plc, B Share	1.1%
Daimler AG - Reg’d	1.0%
Toyota Motor Corp.	0.9%
Total	13.6%

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL and FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

The fund’s performance relative to the index may be affected by fair-value pricing, see Financial Note 2 for more information.

Foreign securities can involve risks such as political and economic instability and currency risk.

Manager views and portfolio holdings may have changed since the report date.

Certain securities referenced in the above fund managers’ discussion may have been bought or sold during the period, and therefore, may not appear in the Portfolio Holdings.

Source of Sector Classification: S&P and MSCI.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

10 Schwab Fundamental Index Funds

 Schwab Fundamental International* Large Company Index Fund

Performance Summary as of 4/30/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

April 2, 2007 – April 30, 2010
Performance of a Hypothetical
$10,000 Investment1,4

 Average Annual Total Returns1,2,4

Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception

Fund: Schwab Fundamental International* Large Company Index Fund (4/2/07)	1.98%	37.58%	-6.67%	-5.64%
FTSE RAFI Developed ex US 1000 Index®	1.82%	38.98%	-5.70%	-4.15%
Fund Category: Morningstar Foreign Large-Cap Blend	4.94%	35.48%	-8.39%	-7.06%

Fund Expense Ratios3: Net 0.35%; Gross 0.76%

 Style Assessment5

 Country Weightings % of Investments

United Kingdom	20.3%

Japan	16.3%

France	10.5%

Germany	8.9%

Canada	5.6%

Australia	5.0%

Italy	4.9%

Spain	4.3%

Switzerland	4.3%

Republic of Korea	4.0%

Netherlands	3.8%

Sweden	2.6%

Other Countries	9.5%

Total	100.0%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	On October 19, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[5]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 4/30/10, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

Schwab Fundamental Index Funds 11

Schwab Fundamental International* Small-Mid Company Index Fund

The Schwab Fundamental International Small-Mid Company Index Fund returned 8.23%, while its comparative index, the FTSE RAFI Developed ex US Mid Small 1500 Index (the index), returned 8.11%. The fund generally invests in stocks that comprise the index. The index is comprised of 1500 small and medium-sized companies domiciled in developed countries outside the United States ranked by Fundamental value. Unlike the fund, the index does not include operational or transactional costs.

From a country perspective, the best performers were Canada, Norway, and Finland. The poorest performers were Greece, Portugal, and Spain.

When looking at returns on a sector-specific level, Information Technology was the strongest performer, followed by Materials and Industrials. While returns were still positive for Financials, Consumer Staples, and Health Care, they were at the lower end.

Better performing securities in the fund included Lundin Mining Corp., Oce N.V., and Trelleborg AB. Poorly performing securities included Clarion Co., Ltd., Brilliance China Automobile, and Kurimoto, Ltd.

Due to regulatory, operational, custodial or liquidity constraints; corporate transactions; asset valuations; transaction costs and timing; tax considerations; and index rebalancing, the fund may not invest in certain securities in its comparative index, or match the securities’ weighting to that of the index. Therefore, the fund’s return may differ from that of the index.

As of 4/30/10:

 Statistics

Number of Holdings	1,498
Weighted Average Market Cap ($ x 1,000,000)	$2,666
Price/Earnings Ratio (P/E)	-23.9
Price/Book Ratio (P/B)	1.2
Portfolio Turnover Rate[1]	50%

 Sector Weightings % of Investments

Industrials	24.4%
Financials	18.6%
Consumer Discretionary	18.2%
Materials	11.6%
Information Technology	7.5%
Consumer Staples	7.0%
Health Care	3.9%
Energy	3.7%
Utilities	1.1%
Telecommunication Services	0.6%
Other	3.4%
Total	100.0%

 Top Holdings % Net Assets2

iShares MSCI EAFE Index Fund	2.8%
Grafton Group plc	0.2%
Immofinanz Immobilien Anlagen AG	0.2%
IMI plc	0.2%
Informa plc	0.2%
Carillion plc	0.2%
Lihir Gold Ltd.	0.2%
Jyske Bank A/S - Reg’d	0.2%
Rank Group plc	0.2%
Ashtead Group plc	0.2%
Total	4.6%

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL and FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

The fund’s performance relative to the index may be affected by fair-value pricing, see Financial Note 2 for more information.

Foreign securities can involve risks such as political and economic instability and currency risk.

Small-company stocks are subject to greater volatility than other asset classes.

Manager views and portfolio holdings may have changed since the report date.

Certain securities referenced in the above fund managers’ discussion may have been bought or sold during the period, and therefore, may not appear in the Portfolio Holdings.

Source of Sector Classification: S&P and MSCI.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

12 Schwab Fundamental Index Funds

 Schwab Fundamental International* Small-Mid Company Index Fund

Performance Summary as of 4/30/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

January 31, 2008 – April 30, 2010
Performance of a Hypothetical
$10,000 Investment1,4

 Average Annual Total Returns1,2,4

Fund and Inception Date	6 Months	1 Year	Since Inception

Fund: Schwab Fundamental International* Small-Mid Company Index Fund (1/31/08)	8.23%	51.73%	0.79%
FTSE RAFI Developed ex US Mid Small 1500 Index®	8.11%	55.83%	4.12%
Fund Category: Morningstar Foreign Small/Mid Growth	10.34%	51.32%	-6.08%

Fund Expense Ratios3: Net 0.55%; Gross 3.75%

 Style Assessment5

 Country Weightings % of Investments

Japan	28.6%

United Kingdom	13.2%

Canada	7.4%

Republic of Korea	6.6%

Australia	5.8%

Germany	3.5%

Hong Kong	3.4%

United States	3.4%

Switzerland	3.3%

France	3.2%

Netherlands	2.7%

Other countries	18.9%

Total	100.0%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	On October 19, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[5]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 4/30/10, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

Schwab Fundamental Index Funds 13

Schwab Fundamental Emerging Markets*
Index Fund

The Schwab Fundamental Emerging Markets Index Fund returned 11.04%, while its comparative index, the FTSE RAFI Emerging Index (the index), returned 11.92%. The fund generally invests in stocks that comprise the index. The index is comprised of 350 companies from emerging markets ranked by fundamental value. Unlike the fund, the index does not include operational or transactional costs.

From a country perspective, the best performers were Indonesia, Turkey, and Colombia. The poorest performers were China, Argentina, and the Czech Republic.

When looking at returns on a sector-specific level, Materials was the strongest performer, followed by Information Technology and Industrials. While returns were still positive or neutral for Financials, Energy, and Health Care, they were at the lower end.

Better performing securities in the fund included Samsung Electronics, Co., Ltd., Honam Petrochemical Corp., and Hynix Semiconductor, Inc. Poorly performing securities included JSFC Sistema, JSC MMC Norilsk Nickel, and Sberbank of Russia.

Due to regulatory, operational, custodial or liquidity constraints; corporate transactions; asset valuations; transaction costs and timing; tax considerations; and index rebalancing, the fund may not invest in certain securities in its comparative index, or match the securities’ weighting to that of the index. Therefore, the fund’s return may differ from that of the index.

As of 4/30/10:

 Statistics

Number of Holdings	355
Weighted Average Market Cap ($ x 1,000,000)	$99,285
Price/Earnings Ratio (P/E)	14.0
Price/Book Ratio (P/B)	0.7
Portfolio Turnover Rate[1]	73%

 Sector Weightings % of Investments

Energy	29.5%
Financials	25.9%
Materials	12.9%
Telecommunication Services	9.8%
Information Technology	7.0%
Industrials	5.4%
Utilities	3.5%
Consumer Staples	3.3%
Consumer Discretionary	1.9%
Other	0.8%
Total	100.0%

 Top Holdings % Net Assets2

PetroChina Co., Ltd., Class H	8.5%
China Petroleum & Chemical Corp., Class H	3.5%
Industrial & Commercial Bank of China Ltd., Class H	3.2%
Gazprom ADR	2.8%
Bank of China Ltd., Class H	2.6%
LUKOIL ADR	2.1%
Itau Unibanco Holding S.A.	2.0%
America Movil S.A.B. de C.V., Series L	1.8%
Petroleo Brasileiro S.A.	1.8%
Surgutneftegaz ADR	1.6%
Total	29.9%

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL and FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

The fund’s performance relative to the index may be affected by fair-value pricing, see Financial Note 2 for more information.

Foreign securities can involve risks such as political and economic instability and currency risk. These risks may be greater in emerging markets.

Manager views and portfolio holdings may have changed since the report date.

Certain securities referenced in the above portfolio managers’ discussion may have been bought or sold during the period, and therefore, may not appear in the Portfolio Holdings.

Source of Sector Classification: S&P and MSCI.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

14 Schwab Fundamental Index Funds

 Schwab Fundamental Emerging Markets* Index Fund

Performance Summary as of 4/30/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

January 31, 2008 – April 30, 2010
Performance of a Hypothetical
$10,000 Investment1,4

 Average Annual Total Returns1,2,4

Fund and Inception Date	6 Months	1 Year	Since Inception

Fund: Schwab Fundamental Emerging Markets* Index Fund (1/31/08)	11.04%	50.37%	0.75%
FTSE RAFI Emerging Index®	11.92%	56.05%	3.83%
Fund Category: Morningstar Diversified Emerging Markets	12.75%	57.57%	-4.02%

Fund Expense Ratios3: Net 0.61%; Gross 1.72%

 Style Assessment5

 Country Weightings % of Investments

China	29.7%

Brazil	15.0%

Taiwan	12.3%

Russia	9.3%

South Africa	7.5%

Mexico	6.7%

India	4.9%

Hong Kong	2.8%

Other Countries	11.8%

Total	100.0%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	On October 19, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[5]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 4/30/10, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

Schwab Fundamental Index Funds 15

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees, and ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2009 and held through April 30, 2010.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 11/1/09	at 4/30/10	11/1/09–4/30/10

Schwab Fundamental US Large Company Index Fund
Actual Return	0.36%	$1,000	$1,211.40	$1.97
Hypothetical 5% Return	0.36%	$1,000	$1,023.01	$1.81

Schwab Fundamental US Small-Mid Company Index Fund
Actual Return	0.36%	$1,000	$1,332.90	$2.08
Hypothetical 5% Return	0.36%	$1,000	$1,023.01	$1.81

Schwab Fundamental International Large Company Index Fund
Actual Return	0.36%	$1,000	$1,019.80	$1.80
Hypothetical 5% Return	0.36%	$1,000	$1,023.01	$1.81

Schwab Fundamental International Small-Mid Company Index Fund
Actual Return	0.56%	$1,000	$1,082.30	$2.89
Hypothetical 5% Return	0.56%	$1,000	$1,022.02	$2.81

Schwab Fundamental Emerging Markets Index Fund
Actual Return	0.61%	$1,000	$1,110.40	$3.19
Hypothetical 5% Return	0.61%	$1,000	$1,021.77	$3.06

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.

16 Schwab Fundamental Index Funds

Schwab Fundamental US Large Company Index Fund

Financial Statements

Financial Highlights

	11/1/09–		11/1/08–	11/1/07–	4/2/07[2]–
	4/30/10*		10/31/09[1]	10/31/08	10/31/07

Per-Share Data ($)

Net asset value at beginning of period	7.63		6.47	10.75	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.06		0.10	0.20	0.05
Net realized and unrealized gains (losses)	1.54		1.26	(4.38)	0.70

Total from investment operations	1.60		1.36	(4.18)	0.75
Less distributions:
Distributions from net investment income	(0.09)		(0.20)	(0.09)	—
Distributions from net realized gains	—		—	(0.01)	—

Total distributions	(0.09)		(0.20)	(0.10)	—

Net asset value at end of period	9.14		7.63	6.47	10.75

Total return (%)	21.14	[3]	22.04	(39.22)	7.50	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.36	[4,5]	0.35	0.35	0.35	[4]
Gross operating expenses	0.48	[4]	0.53	0.52	0.60	[4]
Net investment income (loss)	1.49	[4]	1.88	2.19	1.66	[4]
Portfolio turnover rate	29	[3]	28	26	2	[3]
Net assets, end of period ($ x 1,000,000)	846		663	277	345

* Unaudited.
1 Effective October 27, 2009, the Investor Share class, the Select Share class and the Institutional Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2 Commencement of operations.
3 Not annualized.
4 Annualized.
5 The ratio of net operating expenses would have been 0.35% if certain non-routine expenses had not been incurred.

See financial notes 17

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings as of April 30, 2010 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

99.1%		Common Stock	762,393,011	838,134,428
0.5%		Other Investment Company	4,347,191	4,347,191
	—%	Short-Term Investments	250,956	250,958

99.6%		Total Investments	766,991,158	842,732,577
1.3%		Collateral Invested for Securities on Loan	10,734,232	10,734,232
(0	.9)%	Other Assets and Liabilities, Net		(7,640,786)

100.0%		Net Assets		845,826,023

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.1% of net assets

Automobiles & Components 1.2%
Ford Motor Co. *	337,074	0.5	4,388,703
Other Securities		0.7	5,419,076

		1.2	9,807,779

Banks 4.6%
U.S. Bancorp	160,200	0.5	4,288,554
Wells Fargo & Co.	386,325	1.5	12,791,221
Other Securities		2.6	22,100,989

		4.6	39,180,764

Capital Goods 8.9%
General Electric Co.	1,129,725	2.5	21,306,613
The Boeing Co.	43,140	0.4	3,124,630
United Technologies Corp.	49,415	0.5	3,703,654
Other Securities		5.5	47,164,968

		8.9	75,299,865

Commercial & Professional Supplies 0.8%
Other Securities		0.8	6,279,105

Consumer Durables & Apparel 1.4%
Other Securities		1.4	11,957,838

Consumer Services 1.5%
Other Securities		1.5	12,239,473

Diversified Financials 9.0%
American Express Co.	66,525	0.4	3,068,133
Bank of America Corp.	1,082,660	2.3	19,303,828
Citigroup, Inc. *	3,244,635	1.7	14,179,055
JPMorgan Chase & Co.	319,342	1.6	13,597,582
Morgan Stanley	141,835	0.5	4,286,254
The Charles Schwab Corp. (b)	45,915	0.1	885,700
The Goldman Sachs Group, Inc.	28,311	0.5	4,110,757
Other Securities		1.9	16,710,724

		9.0	76,142,033

Energy 11.6%
Chevron Corp.	190,105	1.8	15,482,151
ConocoPhillips	208,410	1.5	12,335,788
Exxon Mobil Corp.	360,570	2.9	24,464,675
Marathon Oil Corp.	103,490	0.4	3,327,204
Schlumberger Ltd.	46,870	0.4	3,347,455
Valero Energy Corp.	178,925	0.5	3,719,851
Other Securities		4.1	35,241,416

		11.6	97,918,540

Food & Staples Retailing 3.1%
CVS Caremark Corp.	99,735	0.4	3,683,213
Wal-Mart Stores, Inc.	197,025	1.3	10,570,391
Other Securities		1.4	12,155,529

		3.1	26,409,133

Food, Beverage & Tobacco 4.7%
Altria Group, Inc.	340,280	0.9	7,210,533
Kraft Foods, Inc., Class A	116,392	0.4	3,445,203
PepsiCo, Inc.	64,408	0.5	4,200,690
The Coca-Cola Co.	103,065	0.7	5,508,824
Other Securities		2.2	19,534,308

		4.7	39,899,558

Health Care Equipment & Services 3.9%
Other Securities		3.9	33,104,841

Household & Personal Products 1.6%
The Procter & Gamble Co.	133,595	0.9	8,304,265
Other Securities		0.7	5,430,693

		1.6	13,734,958

Insurance 6.0%
American International Group, Inc. (c)*	189,980	0.9	7,390,222
Berkshire Hathaway, Inc., Class A *	43	0.6	4,958,975
MetLife, Inc.	77,305	0.4	3,523,562
The Travelers Cos., Inc.	63,395	0.4	3,216,662

18 See financial notes

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)
Other Securities		3.7	31,905,158

		6.0	50,994,579

Materials 3.7%
The Dow Chemical Co.	112,900	0.4	3,480,707
Other Securities		3.3	27,702,600

		3.7	31,183,307

Media 3.7%
Comcast Corp., Class A	175,140	0.4	3,457,264
The Walt Disney Co.	99,250	0.4	3,656,370
Time Warner Cable, Inc.	65,609	0.4	3,690,506
Time Warner, Inc.	166,588	0.7	5,510,731
Other Securities		1.8	15,128,762

		3.7	31,443,633

Pharmaceuticals, Biotechnology & Life Sciences 5.0%
Bristol-Myers Squibb Co.	124,950	0.4	3,159,986
Johnson & Johnson	121,195	0.9	7,792,839
Merck & Co., Inc.	134,257	0.6	4,704,365
Pfizer, Inc.	677,099	1.3	11,321,095
Other Securities		1.8	14,995,069

		5.0	41,973,354

Real Estate 2.0%
Other Securities		2.0	16,867,656

Retailing 3.8%
The Home Depot, Inc.	131,996	0.6	4,652,859
Other Securities		3.2	27,618,425

		3.8	32,271,284

Semiconductors & Semiconductor Equipment 1.7%
Intel Corp.	304,310	0.8	6,947,397
Other Securities		0.9	7,549,025

		1.7	14,496,422

Software & Services 4.9%
International Business Machines Corp.	49,495	0.8	6,384,855
Microsoft Corp.	469,715	1.7	14,345,096
Other Securities		2.4	21,031,094

		4.9	41,761,045

Technology Hardware & Equipment 4.1%
Apple, Inc. *	14,865	0.5	3,881,549
Cisco Systems, Inc. *	163,765	0.5	4,408,554
Hewlett-Packard Co.	106,275	0.7	5,523,112
Other Securities		2.4	20,991,484

		4.1	34,804,699

Telecommunication Services 4.4%
AT&T, Inc.	665,185	2.1	17,334,721
Sprint Nextel Corp. *	734,500	0.4	3,121,625
Verizon Communications, Inc.	418,330	1.4	12,085,554
Other Securities		0.5	4,486,234

		4.4	37,028,134

Transportation 2.0%
United Parcel Service, Inc., Class B	52,880	0.4	3,656,123
Other Securities		1.6	13,584,420

		2.0	17,240,543

Utilities 5.5%
Other Securities		5.5	46,095,885

Total Common Stock
(Cost $762,393,011)			838,134,428

Other Investment Company 0.5% of net assets

Money Funds 0.5%
State Street Institutional Liquid Reserves Fund - Institutional Class	4,347,191	0.5	4,347,191

Total Other Investment Company
(Cost $4,347,191)			4,347,191

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investments 0.0% of net assets

U.S. Treasury Obligations 0.0%
Other Securities		0.0	250,958

Total Short-Term Investments
(Cost $250,956)			250,958

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 1.3% of net assets

State Street Navigator Security Lending Prime Portfolio	10,734,232	1.3	10,734,232

Total Collateral Invested for Securities on Loan
(Cost $10,734,232)			10,734,232

End of collateral invested for securities on loan.

See financial notes 19

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

At 04/30/10 the tax basis cost of the fund’s investments was $784,732,321 and the unrealized appreciation and depreciation were $95,563,273 and ($37,563,017), respectively, with a net unrealized appreciation of $58,000,256.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts. Please see complete schedule of holdings.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	All or a portion of this security is on loan.

REIT —	Real Estate Investment Trust. Please see complete schedule of holdings.

In addition to the above, the fund held the following at 04/30/10.

		Contract	Unrealized
	Number of	Value	Losses
	Contracts	($)	($)

Futures Contract

S&P 500 Index, e-mini, Long, expires 06/18/10	85	5,029,450	(39,761)

20 See financial notes

 Schwab Fundamental US Large Company Index Fund

Statement of
Assets and Liabilities
As of April 30, 2010; unaudited.

Assets

Investments, at value including securities on loan of $10,456,650 (cost $766,991,158)		$842,732,577
Collateral invested for securities on loan		10,734,232
Receivables:
Fund shares sold		2,710,225
Dividends		953,153
Foreign tax reclaims		4,695
Interest		121
Income from securities on loan		54,938
Prepaid expenses	+	6,251

Total assets		857,196,192

Liabilities

Collateral held for securities on loan		10,734,232
Payables:
Investment adviser and administrator fees		10,955
Shareholder services fees		150,208
Fund shares redeemed		383,204
Due to brokers for futures		60,428
Accrued expenses	+	31,142

Total liabilities		11,370,169

Net Assets

Total assets		857,196,192
Total liabilities	−	11,370,169

Net assets		$845,826,023

Net Assets by Source
Capital received from investors		897,017,983
Net investment income not yet distributed		3,534,531
Net realized capital losses		(130,497,557)
Net unrealized capital gains		75,771,066

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$845,826,023		92,587,119		$9.14

See financial notes 21

 Schwab Fundamental US Large Company Index Fund

Statement of
Operations
For November 1, 2009 through April 30, 2010; unaudited.

Investment Income

Dividends (including $5,090 from affiliated issuer)		$6,707,284
Interest		6,710
Securities on loan	+	244,302

Total investment income		6,958,296

Expenses

Investment adviser and administrator fees		1,027,891
Shareholder service fees		377,061
FTSE Index fee		230,950
Registration fees		36,672
Transfer agent fees		33,889
Portfolio accounting fees		29,101
Professional fees		22,715
Shareholder reports		16,915
Custodian fees		10,016
Trustees’ fees		5,171
Interest expense		253
Other expenses	+	25,403

Total expenses		1,816,037
Expense reduction by adviser and Schwab	−	474,802
Custody credits	−	20

Net expenses	−	1,341,215

Net investment income		5,617,081

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(3,099,529)
Net realized losses on affiliated issuer		(4,942)
Net realized gains on futures contracts	+	1,083,584

Net realized losses		(2,020,887)
Net unrealized gains on investments		140,198,952
Net unrealized gains on affiliated issuer		148,538
Net unrealized gains on futures contracts	+	62,959

Net unrealized gains	+	140,410,449

Net realized and unrealized gains		138,389,562

Increase in net assets resulting from operations		$144,006,643

22 See financial notes

 Schwab Fundamental US Large Company Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/09-4/30/10			11/1/08-10/31/09
Net investment income		$5,617,081	$7,893,524
Net realized losses		(2,020,887)	(73,112,174)
Net unrealized gains	+	140,410,449	135,652,151

Increase in net assets from operations		144,006,643	70,433,501

Distributions to Shareholders[1]

Distributions from net investment income
Investor Shares		—	1,138,889
Select Shares		—	1,940,934
Institutional Shares	+	8,047,761	8,172,183

Total distributions from net investment income		$8,047,761	$11,252,006

Transactions in Fund Shares1

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		—	$—	2,963,679	$18,268,388
Select Shares		—	—	3,317,698	20,222,086
Institutional Shares	+	17,024,349	143,250,445	73,380,081	519,704,186

Total shares sold		17,024,349	$143,250,445	79,661,458	$558,194,660

Shares Reinvested
Investor Shares		—	$—	166,331	$961,392
Select Shares		—	—	283,752	1,637,250
Institutional Shares	+	441,885	3,557,176	847,837	4,900,500

Total shares reinvested		441,885	$3,557,176	1,297,920	$7,499,142

Shares Redeemed
Investor Shares		—	$—	(9,805,177)	($67,750,784)
Select Shares		—	—	(14,009,460)	(101,386,968)
Institutional Shares	+	(11,784,505)	(99,842,941)	(30,161,040)	(180,092,652)

Total shares redeemed		(11,784,505)	($99,842,941)	(53,975,677)	($349,230,404)

Net transactions in fund shares		5,681,729	$46,964,680	26,983,701	$216,463,398

Shares Outstanding and Net Assets

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		86,905,390	$662,902,461	59,921,689	$387,257,568
Total increase	+	5,681,729	182,923,562	26,983,701	275,644,893

End of period		92,587,119	$845,826,023	86,905,390	$662,902,461

Net investment income not yet distributed			$3,534,531		$5,965,211

[1]	Effective October 27, 2009, all outstanding Investor Shares (5,492,973 shares valued at $43,308,800) and Select Shares (9,593,947 shares valued at $75,687,608) combined with Institutional Shares, resulting in a single class of shares of the fund.

See financial notes 23

Schwab Fundamental US Small-Mid Company Index Fund

Financial Statements

Financial Highlights

	11/1/09–		11/1/08–	11/1/07–	4/2/07[2]–
	4/30/10*		10/31/09[1]	10/31/08	10/31/07

Per-Share Data ($)

Net asset value at beginning of period	7.88		6.30	10.36	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.04		0.06	0.05	0.05
Net realized and unrealized gains (losses)	2.57		1.59	(4.04)	0.31

Total from investment operations	2.61		1.65	3.99	0.36
Less distributions:
Distributions from net investment income	(0.06)		(0.07)	(0.06)	—
Distributions from net realized gains	—		—	(0.01)	—

Total distributions	(0.06)		(0.07)	(0.07)	—

Net asset value at end of period	10.43		7.88	6.30	10.36

Total return (%)	33.29	[3]	26.68	(38.73)	3.60	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.36	[4,5]	0.35	0.35	0.35	[4]
Gross operating expenses	0.54	[4]	0.60	0.71	0.89	[4]
Net investment income (loss)	0.89	[4]	1.00	1.44	1.36	[4]
Portfolio turnover rate	41	[3]	29	37	4	[3]
Net assets, end of period ($ x 1,000,000)	421		298	131	33

* Unaudited.
1 Effective October 27, 2009, the Investor Share class, the Select Share class and the Institutional Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2 Commencement of operations.
3 Not annualized.
4 Annualized.
5 The ratio of net operating expenses would have been 0.35% if certain non-routine expenses had not been incurred.

24 See financial notes

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings as of April 30, 2010 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

98.4%		Common Stock	328,235,959	414,650,196
1.6%		Other Investment Company	6,807,159	6,807,159
0.1%		Short-Term Investments	324,938	324,941

100.1%		Total Investments	335,368,056	421,782,296
4.6%		Collateral Invested for Securities on Loan	19,553,007	19,553,007
(4	.7)%	Other Assets and Liabilities, Net		(20,131,529)

100.0%		Net Assets		421,203,774

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 98.4% of net assets

Automobiles & Components 1.0%
Cooper Tire & Rubber Co.	35,100	0.2	744,822
Other Securities		0.8	3,342,421

		1.0	4,087,243

Banks 8.9%
Citizens Republic Bancorp, Inc. *	803,200	0.2	1,004,000
F.N.B. Corp.	83,803	0.2	781,044
Park National Corp. (b)	11,010	0.2	754,185
Radian Group, Inc.	52,600	0.2	746,394
The PMI Group, Inc. (b)*	174,300	0.2	908,103
United Bankshares, Inc. (b)	24,695	0.2	717,143
Other Securities		7.7	32,671,745

		8.9	37,582,614

Capital Goods 10.7%
Applied Industrial Technologies, Inc.	24,020	0.2	739,336
Baldor Electric Co.	18,650	0.2	716,346
Brady Corp., Class A	22,555	0.2	774,990
Hexcel Corp. *	43,185	0.2	699,597
Mueller Industries, Inc.	28,200	0.2	836,130
NACCO Industries, Inc., Class A	11,540	0.2	1,003,288
NCI Building Systems, Inc. *	195,151	0.6	2,689,181
Teledyne Technologies, Inc. *	16,290	0.2	710,244
The Toro Co.	12,210	0.2	695,237
WABCO Holdings, Inc. *	22,800	0.2	756,732
Other Securities		8.3	35,230,415

		10.7	44,851,496

Commercial & Professional Supplies 4.4%
Other Securities		4.4	18,731,852

Consumer Durables & Apparel 4.0%
American Greetings Corp., Class A	28,200	0.2	692,592
The Warnaco Group, Inc. *	15,680	0.2	750,131
Other Securities		3.6	15,376,917

		4.0	16,819,640

Consumer Services 5.2%
Gaylord Entertainment Co. *	24,980	0.2	843,075
International Speedway Corp., Class A	23,350	0.2	713,576
Vail Resorts, Inc. *	15,860	0.2	723,850
Other Securities		4.6	19,754,898

		5.2	22,035,399

Diversified Financials 2.7%
Other Securities		2.7	11,150,845

Energy 5.8%
USEC, Inc. *	146,000	0.2	876,000
Other Securities		5.6	23,497,543

		5.8	24,373,543

Food & Staples Retailing 0.4%
Other Securities		0.4	1,809,231

Food, Beverage & Tobacco 1.7%
Other Securities		1.7	7,148,813

Health Care Equipment & Services 5.1%
Sunrise Senior Living, Inc. *	125,600	0.2	698,336
Other Securities		4.9	20,582,958

		5.1	21,281,294

Household & Personal Products 0.7%
Other Securities		0.7	2,932,548

Insurance 2.7%
Other Securities		2.7	11,368,435

Materials 5.4%
Carpenter Technology Corp.	19,680	0.2	772,834
Ferro Corp. *	68,130	0.2	743,980
Georgia Gulf Corp. *	35,224	0.2	723,501
OM Group, Inc. *	19,035	0.2	718,571
PolyOne Corp. *	76,500	0.2	865,215

See financial notes 25

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)
Schnitzer Steel Industries, Inc., Class A	13,610	0.2	734,940
Sensient Technologies Corp.	23,345	0.2	736,068
Other Securities		4.0	17,493,222

		5.4	22,788,331

Media 2.6%
The McClatchy Co., Class A (b)*	134,600	0.2	733,570
Other Securities		2.4	10,411,251

		2.6	11,144,821

Pharmaceuticals, Biotechnology & Life Sciences 1.8%
Other Securities		1.8	7,636,457

Real Estate 7.4%
Ashford Hospitality Trust *	118,585	0.3	1,102,840
FelCor Lodging Trust, Inc. *	147,550	0.3	1,196,630
Forest City Enterprises, Inc., Class A *	49,460	0.2	764,157
Kilroy Realty Corp.	23,815	0.2	834,954
LaSalle Hotel Properties	28,540	0.2	752,029
Post Properties, Inc.	33,920	0.2	873,779
RAIT Financial Trust (b)*	201,963	0.2	819,970
Strategic Hotel & Resorts, Inc. *	175,555	0.3	1,127,063
Sunstone Hotel Investors, Inc. *	68,065	0.2	866,467
Other Securities		5.3	22,611,125

		7.4	30,949,014

Retailing 5.7%
Netflix, Inc. *	7,855	0.2	775,838
Other Securities		5.5	23,073,580

		5.7	23,849,418

Semiconductors & Semiconductor Equipment 3.6%
Atmel Corp. *	136,700	0.2	743,648
Other Securities		3.4	14,568,855

		3.6	15,312,503

Software & Services 6.5%
Compuware Corp. *	84,300	0.2	724,980
Other Securities		6.3	26,847,427

		6.5	27,572,407

Technology Hardware & Equipment 5.5%
Itron, Inc. *	8,825	0.2	702,558
Polycom, Inc. *	21,270	0.2	692,338
Other Securities		5.1	21,654,738

		5.5	23,049,634

Telecommunication Services 1.3%
Other Securities		1.3	5,493,299

Transportation 3.6%
Atlas Air Worldwide Holdings, Inc. *	13,000	0.2	718,510
Kirby Corp. *	17,520	0.2	737,242
Other Securities		3.2	13,901,575

		3.6	15,357,327

Utilities 1.7%
ALLETE, Inc.	19,920	0.2	726,482
Other Securities		1.5	6,597,550

		1.7	7,324,032

Total Common Stock
(Cost $328,235,959)			414,650,196

Other Investment Company 1.6% of net assets

Money Fund 1.6%
State Street Institutional Liquid Reserves Fund - Institutional Class	6,807,159	1.6	6,807,159

Total Other Investment Company
(Cost $6,807,159)			6,807,159

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investments 0.1% of net assets

U.S. Treasury Obligations 0.1%
Other Securities		0.1	324,941

Total Short-Term Investments
(Cost $324,938)			324,941

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 4.6% of net assets

State Street Navigator Security Lending Prime Portfolio	19,553,007	4.6	19,553,007

Total Collateral Invested for Securities on Loan
(Cost $19,553,007)			19,553,007

End of collateral invested for securities on loan.

At 04/30/10 the tax basis cost of the fund’s investments was $336,551,493 and the unrealized appreciation and depreciation were $96,424,321 and ($11,193,518), respectively, with a net unrealized appreciation of $85,230,803.

26 See financial notes

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts. Please see complete schedule of holdings.
(b)	All or a portion of this security is on loan.
(c)	Fair-valued by management in accordance with procedures approved by the Board of Trustees. Please see complete schedule of holdings.
(d)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets. Please see complete schedule of holdings.

In addition to the above, the fund held the following at 04/30/10.

		Contract	Unrealized
	Number of	Value	Losses
	Contracts	($)	($)

Futures Contract

Russell 2000 Index, mini, Long, expires 06/18/10	80	5,724,000	(97,270)

See financial notes 27

 Schwab Fundamental US Small-Mid Company Index Fund

Statement of
Assets and Liabilities
As of April 30, 2010; unaudited.

Assets

Investments, at value including securities on loan of $18,325,540 (cost $335,368,056)		$421,782,296
Collateral invested for securities on loan		19,553,007
Receivables:
Fund shares sold		640,674
Dividends		207,947
Interest		222
Income from securities on loan		116,251
Prepaid expenses	+	3,728

Total assets		442,304,125

Liabilities

Collateral held for securities on loan		19,553,007
Payables:
Investments bought		982,001
Investment adviser and administrator fees		5,353
Shareholder services fees		32,244
Fund shares redeemed		314,005
Due to brokers for futures		172,000
Accrued expenses	+	41,741

Total liabilities		21,100,351

Net Assets

Total assets		442,304,125
Total liabilities	−	21,100,351

Net assets		$421,203,774

Net Assets by Source
Capital received from investors		313,392,745
Net investment income not yet distributed		879,186
Net realized capital gains		20,405,455
Net unrealized capital gains		86,526,388

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$421,203,774		40,392,085		$10.43

28 See financial notes

 Schwab Fundamental US Small-Mid Company Index Fund

Statement of
Operations
For November 1, 2009 through April 30, 2010; unaudited.

Investment Income

Dividends (net of foreign withholding taxes of $310)		$1,902,955
Interest		3,763
Securities on loan	+	293,547

Total investment income		2,200,265

Expenses

Investment adviser and administrator fees		526,225
Shareholder service fees		175,408
FTSE Index fee		107,438
Portfolio accounting fees		29,050
Transfer agent fees		27,333
Shareholder reports		21,934
Professional fees		21,418
Registration fees		10,299
Custodian fees		8,594
Trustees’ fees		3,792
Interest expense		246
Other expenses	+	18,367

Total expenses		950,104
Expense reduction by adviser and Schwab	−	319,988
Custody credits	−	32

Net expenses	−	630,084

Net investment income		1,570,181

Realized and Unrealized Gains (Losses)

Net realized gains on investments		44,307,573
Net realized gains on futures contracts	+	1,174,302

Net realized gains		45,481,875
Net unrealized gains on investments		55,007,278
Net unrealized losses on futures contracts	+	(58,312)

Net unrealized gains	+	54,948,966

Net realized and unrealized gains		100,430,841

Increase in net assets resulting from operations		$102,001,022

See financial notes 29

 Schwab Fundamental US Small-Mid Company Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/09-4/30/10			11/1/08-10/31/09
Net investment income		$1,570,181	$2,162,201
Net realized gains (losses)		45,481,875	(19,791,922)
Net unrealized gains	+	54,948,966	77,977,265

Increase in net assets from operations		102,001,022	60,347,544

Distributions to Shareholders[1]

Distributions from net investment income
Investor Shares		—	190,348
Select Shares		—	200,242
Institutional Shares	+	2,224,324	1,399,348

Total distributions from net investment income		$2,224,324	$1,789,938

Transactions in Fund Shares1

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		—	$—	1,350,981	$8,332,835
Select Shares		—	—	1,948,156	12,353,498
Institutional Shares	+	7,378,464	67,549,578	29,240,957	195,818,317

Total shares sold		7,378,464	$67,549,578	32,540,094	$216,504,650

Shares Reinvested
Investor Shares		—	$—	27,454	$151,272
Select Shares		—	—	28,090	154,774
Institutional Shares	+	77,350	639,688	63,624	350,569

Total shares reinvested		77,350	$639,688	119,168	$656,615

Shares Redeemed
Investor Shares		—	$—	(5,157,316)	($36,744,926)
Select Shares		—	—	(5,299,082)	(39,974,953)
Institutional Shares	+	(4,885,641)	(44,680,525)	(12,299,880)	(76,790,222)

Total shares redeemed		(4,885,641)	($44,680,525)	(22,756,278)	($153,510,101)

Net transactions in fund shares		2,570,173	$23,508,741	9,902,984	$63,651,164

Shares Outstanding and Net Assets

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		37,821,912	$297,918,335	27,918,928	$175,709,565
Total increase	+	2,570,173	123,285,439	9,902,984	122,208,770

End of period		40,392,085	$421,203,774	37,821,912	$297,918,335

Net investment income not yet distributed			$879,186		$1,533,329

[1]	Effective October 27, 2009, all outstanding Investor Shares (3,029,431 shares valued at $25,064,607) and Select Shares (3,786,185 shares valued at $31,355,669) combined with Institutional Shares, resulting in a single class of shares of the fund.

30 See financial notes

Schwab Fundamental International Large Company Index Fund

Financial Statements

Financial Highlights

	11/1/09–		11/1/08–	11/1/07–	4/2/07[2]–
	4/30/10*		10/31/09[1]	10/31/08	10/31/07

Per-Share Data ($)

Net asset value at beginning of period	7.69		6.01	11.40	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.09		0.16	0.28	0.08
Net realized and unrealized gains (losses)	0.06		1.81	(5.56)	1.32

Total from investment operations	0.15		1.97	(5.28)	1.40
Less distributions:
Distributions from net investment income	(0.22)		(0.29)	(0.09)	—
Distributions from net realized gains	—		—	(0.02)	—

Total distributions	(0.22)		(0.29)	(0.11)	—

Net asset value at end of period	7.62		7.69	6.01	11.40

Total return (%)	1.98	[3]	34.89	(46.70)	14.00	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.36	[4,5]	0.35	0.35	0.36	[4,6]
Gross operating expenses	0.65	[4]	0.76	0.74	1.28	[4]
Net investment income (loss)	2.33	[4]	2.80	3.41	2.30	[4]
Portfolio turnover rate	44	[3]	82	74	50	[3]
Net assets, end of period ($ x 1,000,000)	318		253	145	166

* Unaudited.
1 Effective October 19, 2009, the Investor Share class, the Select Share class and the Institutional Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2 Commencement of operations.
3 Not annualized.
4 Annualized.
5 The ratio of net operating expenses would have been 0.35%, if certain non-routine expenses had not been incurred.
6 The ratio of net operating expenses would have been 0.35%, if interest expense had not been incurred.

See financial notes 31

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings as of April 30, 2010 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

98.6%		Common Stock	308,271,427	313,461,851
0.4%		Preferred Stock	1,361,286	1,267,732
	—%	Rights	42,623	10,973
	—%	Warrants	2,575	2,484

99.0%		Total Investments	309,677,911	314,743,040
9.3%		Collateral Invested for Securities on Loan	29,519,342	29,519,342
(8	.3)%	Other Assets and Liabilities, Net		(26,331,564)

100.0%		Net Assets		317,930,818

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 98.6% of net assets

Australia 5.0%
BHP Billiton Ltd.	56,312	0.7	2,058,552
Commonwealth Bank of Australia	25,761	0.4	1,378,328
National Australia Bank Ltd.	55,145	0.5	1,408,892
Other Securities		3.4	11,024,288

		5.0	15,870,060

Austria 0.4%
Other Securities		0.4	1,417,509

Belgium 1.0%
Other Securities		1.0	3,306,423

Canada 5.5%
Royal Bank of Canada	22,522	0.4	1,365,554
Other Securities		5.1	16,225,373

		5.5	17,590,927

China 0.0%
Other Securities		0.0	63,081

Denmark 0.7%
Other Securities		0.7	2,330,976

Finland 1.3%
Other Securities		1.3	4,004,139

France 10.4%
AXA S.A.	108,977	0.7	2,165,634
BNP Paribas	27,817	0.6	1,910,642
Carrefour S.A. (c)	27,160	0.4	1,331,213
France Telecom S.A.	91,490	0.6	2,002,866
Sanofi-Aventis	22,629	0.5	1,543,716
Societe Generale	29,787	0.5	1,590,602
Total S.A.	84,819	1.5	4,614,772
Other Securities		5.6	18,026,565

		10.4	33,186,010

Germany 8.4%
Allianz SE - Reg’d (c)	20,655	0.7	2,367,993
BASF SE (c)	28,134	0.5	1,635,671
Daimler AG - Reg’d *	61,209	1.0	3,149,417
Deutsche Bank AG - Reg’d	27,376	0.6	1,910,781
Deutsche Telekom AG - Reg’d	169,438	0.7	2,206,125
E.ON AG (c)	65,404	0.8	2,411,951
Siemens AG - Reg’d	20,369	0.6	2,008,918
Other Securities		3.5	11,081,337

		8.4	26,772,193

Greece 0.4%
Other Securities		0.4	1,374,176

Hong Kong 1.7%
Other Securities		1.7	5,330,614

Ireland 0.7%
Other Securities		0.7	2,342,807

Israel 0.3%
Other Securities		0.3	1,024,448

Italy 4.9%
Enel S.p.A.	304,380	0.5	1,594,621
Eni S.p.A.	126,353	0.9	2,823,903
Intesa Sanpaolo *	422,692	0.5	1,393,156
Telecom Italia S.p.A.	1,035,087	0.4	1,447,152
UniCredit S.p.A. *	866,125	0.7	2,269,853
Other Securities		1.9	5,942,005

		4.9	15,470,690

Japan 16.2%
Mitsubishi UFJ Financial Group, Inc.	285,234	0.5	1,486,363
Toyota Motor Corp.	76,900	0.9	2,971,259
Other Securities		14.8	46,902,665

		16.2	51,360,287

32 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Luxembourg 0.5%
ArcelorMittal N.V.	34,023	0.4	1,324,011
Other Securities		0.1	164,140

		0.5	1,488,151

Mauritius 0.0%
Other Securities		0.0	32,104

Netherlands 3.8%
ING Groep N.V. CVA *	556,490	1.6	4,911,755
Unilever N.V.	47,328	0.5	1,439,850
Other Securities		1.7	5,595,579

		3.8	11,947,184

New Zealand 0.1%
Other Securities		0.1	355,255

Norway 1.0%
Other Securities		1.0	3,142,994

Portugal 0.4%
Other Securities		0.4	1,119,049

Republic of Korea 4.0%
Samsung Electronics Co., Ltd.	2,871	0.7	2,182,931
Other Securities		3.3	10,384,460

		4.0	12,567,391

Singapore 0.8%
Other Securities		0.8	2,536,388

Spain 4.3%
Banco Bilbao Vizcaya Argentaria S.A.	147,247	0.6	1,936,618
Banco Santander S.A. (c)	299,020	1.2	3,802,142
Repsol YPF S.A.	61,353	0.5	1,440,552
Telefonica S.A. (c)	109,303	0.8	2,474,095
Other Securities		1.2	3,853,023

		4.3	13,506,430

Sweden 2.5%
Other Securities		2.5	8,084,003

Switzerland 4.2%
Nestle S.A. - Reg’d	46,066	0.7	2,254,051
Novartis AG - Reg’d	35,862	0.6	1,828,415
Roche Holding AG	10,468	0.5	1,652,783
UBS AG - Reg’d (c)*	86,897	0.4	1,346,223
Other Securities		2.0	6,269,982

		4.2	13,351,454

United Kingdom 20.1%
AstraZeneca plc	34,707	0.5	1,533,585
Barclays plc	454,366	0.7	2,333,992
BHP Billiton plc	70,410	0.7	2,149,644
BP plc	698,355	1.9	6,090,974
GlaxoSmithKline plc	128,365	0.7	2,382,577
HSBC Holdings plc	421,711	1.4	4,294,031
Rio Tinto plc	30,059	0.5	1,554,063
Royal Bank of Scotland Group plc *	1,715,988	0.4	1,404,196
Royal Dutch Shell plc, A Share	149,307	1.5	4,650,428
Royal Dutch Shell plc, B Share	114,350	1.1	3,447,476
Tesco plc	202,927	0.4	1,345,954
Unilever plc	48,884	0.5	1,468,971
Vodafone Group plc	2,076,952	1.5	4,602,215
Other Securities		8.3	26,578,507

		20.1	63,836,613

United States 0.0%
Other Securities		0.0	50,495

Total Common Stock
(Cost $308,271,427)			313,461,851

Preferred Stock 0.4% of net assets

Germany 0.4%
Other Securities		0.4	1,168,704

Italy 0.0%
Other Securities		0.0	76,804

Switzerland 0.0%
Other Securities		0.0	22,224

Total Preferred Stock
(Cost $1,361,286)			1,267,732

Rights 0.0% of net assets

France 0.0%
Other Securities		0.0	10,973

Total Rights
(Cost $42,623)			10,973

Warrants 0.0% of net assets

France 0.0%
Other Securities		0.0	872

Hong Kong 0.0%
Other Securities		0.0	207

See financial notes 33

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Italy 0.0%
Other Securities		0.0	1,405

Total Warrants
(Cost $2,575)			2,484

End of Investments.

Collateral Invested for Securities on Loan 9.3% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	29,519,342	9.3	29,519,342

Total Collateral Invested for Securities on Loan
(Cost $29,519,342)			29,519,342

End of collateral invested for securities on loan.

At 04/30/10, the tax basis cost of the fund’s investments was $335,942,204 and the unrealized appreciation and depreciation were $7,422,417 and ($28,621,581), respectively, with a net unrealized depreciation of ($21,199,164).

At 04/30/10, the values of certain foreign securities held by the fund aggregating $288,274,041 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees. Please see complete schedule of holdings.
(b)	Illiquid security. At the period end, the value of these amounted to $4,378 or 0.0% of net assets. Please see complete schedule of holdings.
(c)	All or a portion of this security is on loan.

CVA —	Dutch Certificate.
FDR —	Fiduciary Depositary Receipt. Please see complete schedule of holdings.
IDB —	Industrial development board. Please see complete schedule of holdings.
Reg’d —	Registered
REIT —	Real Estate Investment Trust. Please see complete schedule of holdings.

34 See financial notes

 Schwab Fundamental International Large Company Index Fund

Statement of
Assets and Liabilities
As of April 30, 2010; unaudited.

Assets

Investments, at value including securities on loan of $26,732,173 (cost $309,677,911)		$314,743,040
Foreign currency, at value (cost $105,197)		105,604
Collateral invested for securities on loan		29,519,342
Receivables:
Investments sold		7,825,823
Fund shares sold		1,093,099
Dividends		950,712
Foreign tax reclaims		166,925
Income from securities on loan		59,618
Prepaid expenses	+	3,245

Total assets		354,467,408

Liabilities

Collateral held for securities on loan		29,519,342
Payables:
Investments bought		4,377
Investment adviser and administrator fees		2,114
Shareholder services fees		45,156
Due to custodian		6,778,961
Fund shares redeemed		131,244
Accrued expenses	+	55,396

Total liabilities		36,536,590

Net Assets

Total assets		354,467,408
Total liabilities	−	36,536,590

Net assets		$317,930,818

Net Assets by Source
Capital received from investors		413,474,880
Net investment income not yet distributed		1,189,319
Net realized capital losses		(101,795,299)
Net unrealized capital gains		5,061,918

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$317,930,818		41,709,537		$7.62

See financial notes 35

 Schwab Fundamental International Large Company Index Fund

Statement of
Operations
For November 1, 2009 through April 30, 2010; unaudited.

Investment Income

Dividends (net of foreign withholding taxes of $297,791)		$3,684,447
Interest		141
Securities on loan	+	89,461

Total investment income		3,774,049

Expenses

Investment adviser and administrator fees		421,437
Shareholder service fees		140,479
Custodian fees		137,492
FTSE Index fee		86,045
Portfolio accounting fees		37,539
Transfer agent fees		26,658
Professional fees		23,680
Registration fees		11,597
Shareholder reports		4,177
Trustees’ fees		3,547
Interest expense		2,205
Other expenses	+	23,721

Total expenses		918,577
Expense reduction by adviser and Schwab	−	419,451

Net expenses	−	499,126

Net investment income		3,274,923

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(8,577,653)
Net realized gains on foreign currency transactions	+	77,710

Net realized losses		(8,499,943)
Net unrealized gains on investments		11,846,469
Net unrealized losses on foreign currency translations	+	(13,555)

Net unrealized gains	+	11,832,914

Net realized and unrealized gains		3,332,971

Increase in net assets resulting from operations		$6,607,894

36 See financial notes

 Schwab Fundamental International Large Company Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/09-4/30/10			11/1/08-10/31/09
Net investment income		$3,274,923	$5,910,195
Net realized losses		(8,499,943)	(75,045,293)
Net unrealized gains	+	11,832,914	129,408,619

Increase in net assets from operations		6,607,894	60,273,521

Distributions to Shareholders[1]

Distributions from net investment income
Investor Shares		—	1,141,764
Select Shares		—	1,436,736
Institutional Shares	+	7,367,808	6,458,832

Total distributions from net investment income		$7,367,808	$9,037,332

Transactions in Fund Shares1

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		—	$—	1,454,350	$8,798,446
Select Shares		—	—	1,789,946	10,333,677
Institutional Shares	+	13,948,791	105,263,309	28,920,256	196,193,507

Total shares sold		13,948,791	$105,263,309	32,164,552	$215,325,630

Shares Reinvested
Investor Shares		—	$—	173,263	$942,552
Select Shares		—	—	222,963	1,212,921
Institutional Shares	+	672,848	5,140,560	885,418	4,816,671

Total shares reinvested		672,848	$5,140,560	1,281,644	$6,972,144

Shares Redeemed
Investor Shares		—	$—	(5,676,884)	($43,893,965)
Select Shares		—	—	(6,972,372)	(53,379,102)
Institutional Shares	+	(5,809,871)	(44,794,967)	(21,032,180)	(122,132,004)

Total shares redeemed		(5,809,871)	($44,794,967)	(33,681,436)	($219,405,071)

Net transactions in fund shares		8,811,768	$65,608,902	(235,240)	$2,892,703

Shares Outstanding and Net Assets

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		32,897,769	$253,081,830	33,133,009	$198,952,938
Total increase or decrease	+	8,811,768	64,848,988	(235,240)	54,128,892

End of period		41,709,537	$317,930,818	32,897,769	$253,081,830

Net investment income not yet distributed			$1,189,319		$5,282,204

[1]	Effective October 19, 2009, all outstanding Investor Shares (4,005,407 shares valued at $33,951,027) and Select Shares (4,832,766 shares valued at $40,996,919) combined with Institutional Shares, resulting in a single class of shares of the fund.

See financial notes 37

Schwab Fundamental International Small-Mid Company Index Fund

Financial Statements

Financial Highlights

	11/1/09–		11/1/08–	1/31/08[2]–
	4/30/10*		10/31/09[1]	10/31/08

Per-Share Data ($)

Net asset value at beginning of period	9.00		6.22	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.08	[3]	0.12 [3]	0.27	[3]
Net realized and unrealized gains (losses)	0.64		2.92	(4.05)

Total from investment operations	0.72		3.04	(3.78)
Less distributions:
Distributions from net investment income	(0.29)		(0.26)	—

Net asset value at end of period	9.43		9.00	6.22

Total return (%)	8.23	[4]	51.19	(37.80)[4]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.56	[5,6]	0.55	0.56	[5,7]
Gross operating expenses	1.95	[5]	3.82	5.44	[5]
Net investment income (loss)	1.78	[5]	1.59	3.55	[5]
Portfolio turnover rate	50	[4]	81	132	[4]
Net assets, end of period ($ x 1,000,000)	60		47	3

* Unaudited.
1 Effective October 19, 2009, the Investor Share class, the Select Share class and the Institutional Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2 Commencement of operations.
3 Calculated based on the average shares outstanding during the period.
4 Not annualized.
5 Annualized.
6 The ratio of net operating expenses would have been 0.55%, if certain non-routine expenses had not been incurred.
7 The ratio of net operating expenses would have been 0.55%, if interest expenses had not been incurred.

38 See financial notes

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings as of April 30, 2010 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

	96.2%	Common Stock	53,109,541	57,699,504
	0.4%	Preferred Stock	150,387	225,268
	—%	Rights	1,055	12,791
	—%	Warrants	—	597
	2.8%	Other Investment Company	1,723,148	1,687,330
	0.6%	Short-Term Investment	339,012	339,012

	100.0%	Total Investments	55,323,143	59,964,502
	1.9%	Collateral Invested for Securities on Loan	1,121,234	1,121,234
(1	.9)%	Other Assets and Liabilities, Net		(1,134,232)

	100.0%	Net Assets		59,951,504

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 96.2% of net assets

Australia 5.8%
Bendigo & Adelaide Bank Ltd.	10,488	0.2	94,842
CSR Ltd.	58,217	0.2	92,785
Lihir Gold Ltd.	33,829	0.2	119,546
PaperlinX Ltd. *	153,595	0.1	105,671
Other Securities		5.1	3,069,352

		5.8	3,482,196

Austria 1.0%
Immofinanz Immobilien Anlagen AG (c)*	29,887	0.2	127,435
Other Securities		0.8	466,926

		1.0	594,361

Belgium 1.3%
Other Securities		1.3	802,567

Canada 7.4%
Biovail Corp.	6,700	0.1	113,645
Crescent Point Energy Corp.	2,200	0.1	93,367
Industrial Alliance Insurance & Financial Services, Inc.	3,028	0.1	104,451
RONA, Inc. *	6,335	0.1	108,203
Sherritt International Corp.	13,290	0.1	103,358
Other Securities		6.9	3,942,757

		7.4	4,465,781

China 0.1%
Other Securities		0.1	78,056

Cyprus 0.1%
Other Securities		0.1	56,790

Denmark 1.5%
DSV A/S	5,430	0.2	97,058
Jyske Bank A/S - Reg’d *	2,888	0.2	116,646
Other Securities		1.1	709,303

		1.5	923,007

Finland 1.9%
M-real Oyj, Class B *	30,001	0.2	104,243
Other Securities		1.7	1,004,931

		1.9	1,109,174

France 3.2%
Bourbon S.A.	2,331	0.2	100,975
Rhodia S.A. *	4,855	0.2	112,134
Other Securities		2.8	1,693,379

		3.2	1,906,488

Germany 3.2%
Other Securities		3.2	1,898,794

Greece 0.5%
Other Securities		0.5	312,425

Hong Kong 3.4%
Techtronic Industries Co., Ltd.	89,500	0.2	93,002
Other Securities		3.2	1,959,217

		3.4	2,052,219

Ireland 1.1%
DCC plc	3,812	0.2	102,168
Grafton Group plc	29,877	0.2	144,299
Other Securities		0.7	427,175

		1.1	673,642

Israel 0.8%
Other Securities		0.8	451,127

Italy 2.2%
Societa Cattolica di Assicurazioni S.c.r.l. *	3,336	0.2	104,644

See financial notes 39

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)
Other Securities		2.0	1,225,867

		2.2	1,330,511

Japan 28.6%
Mitsui Mining & Smelting Co., Ltd. *	34,000	0.2	93,170
Other Securities		28.4	17,044,928

		28.6	17,138,098

Liechtenstein 0.1%
Other Securities		0.1	50,465

Luxembourg 0.1%
Other Securities		0.1	55,625

Netherlands 2.7%
CSM *	3,332	0.2	107,673
Fugro N.V., CVA	1,596	0.2	103,889
Other Securities		2.3	1,411,645

		2.7	1,623,207

New Zealand 0.6%
Other Securities		0.6	354,544

Norway 1.4%
Norske Skogindustrier A.S.A. *	66,000	0.2	100,934
Petroleum Geo-Services A.S.A. *	6,879	0.2	94,673
Other Securities		1.0	626,319

		1.4	821,926

Portugal 0.4%
Other Securities		0.4	226,483

Republic of Korea 6.5%
Cheil Industries, Inc.	1,470	0.2	105,377
Dongbu Insurance Co., Ltd.	3,360	0.2	105,998
Samsung Electro-Mechanics Co., Ltd.	746	0.1	94,193
Samsung Securities Co., Ltd. *	1,684	0.2	92,980
Other Securities		5.8	3,518,258

		6.5	3,916,806

Singapore 2.0%
Venture Corp., Ltd. *	13,368	0.1	95,632
Other Securities		1.9	1,111,462

		2.0	1,207,094

Spain 1.4%
Other Securities		1.4	858,494

Sweden 2.4%
Kinnevik Investment AB, B Shares	5,131	0.2	94,175
Trelleborg AB, B Shares (c)	14,649	0.2	105,985
Other Securities		2.0	1,214,659

		2.4	1,414,819

Switzerland 3.3%
Panalpina Welttransport Holding AG - Reg’d	1,071	0.2	96,319
Other Securities		3.1	1,902,314

		3.3	1,998,633

United Kingdom 13.2%
Ashtead Group plc	64,158	0.2	115,798
Bellway plc	8,415	0.2	96,606
Carillion plc	23,036	0.2	120,286
Cobham plc	24,127	0.2	97,800
Cookson Group plc *	11,498	0.2	98,538
De La Rue plc	6,965	0.1	97,025
Debenhams plc *	85,292	0.1	93,021
DS Smith plc	46,070	0.1	94,573
Electrocomponents plc	28,832	0.2	98,713
IMI plc	11,511	0.2	125,170
Informa plc	20,084	0.2	121,219
Meggitt plc	23,403	0.2	111,358
Rank Group plc	62,657	0.2	116,322
Serco Group plc	10,142	0.2	97,341
SIG plc *	45,967	0.1	92,454
Trinity Mirror plc *	40,962	0.2	97,659
Other Securities		10.4	6,222,289

		13.2	7,896,172

Total Common Stock
(Cost $53,109,541)			57,699,504

Preferred Stock 0.4% of net assets

Germany 0.4%
Other Securities		0.4	207,874

Republic of Korea 0.0%
Other Securities		0.0	17,394

Total Preferred Stock
(Cost $150,387)			225,268

Rights 0.0% of net assets

Israel 0.0%
Other Securities		0.0	126

New Zealand 0.0%
Other Securities		0.0	2,370

Norway 0.0%
Other Securities		0.0	9,568

Spain 0.0%
Other Securities		0.0	727

Total Rights
(Cost $1,055)			12,791

40 See financial notes

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Warrants 0.0% of net assets

Hong Kong 0.0%
Other Securities		0.0	437

Italy 0.0%
Other Securities		0.0	160

Total Warrants
(Cost $—)			597

Other Investment Company 2.8% of net assets

United States 2.8%
iShares MSCI EAFE Index Fund	31,000	2.8	1,687,330

Total Other Investment Company
(Cost $1,723,148)			1,687,330

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investment 0.6% of net assets

Time Deposit 0.6%
Wells Fargo
0.03%, 05/03/10	339,012	0.6	339,012

Total Short-Term Investment
(Cost $339,012)			339,012

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 1.9% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	1,121,234	1.9	1,121,234

Total Collateral Invested for Securities on Loan
(Cost $1,121,234)			1,121,234

End of collateral invested for securities on loan.

At 04/30/10, the tax basis cost of the fund’s investments was $55,936,516 and the unrealized appreciation and depreciation were $6,378,983 and ($2,350,997), respectively, with a net unrealized appreciation of $4,027,986.

At 04/30/10, the values of certain foreign securities held by the fund aggregating $52,584,702 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees. Please see complete schedule of holdings.
(b)	Illiquid security. At the period end, the value of these amounted to $54,077 or 0.1% of net assets. Please see complete schedule of holdings.
(c)	All or a portion of this security is on loan.

CVA —	Dutch Certificate.
Reg’d —	Registered
REIT —	Real Estate Investment Trust. Please see complete schedule of holdings.

See financial notes 41

 Schwab Fundamental International Small-Mid Company Index Fund

Statement of
Assets and Liabilities
As of April 30, 2010; unaudited.

Assets

Investments, at value including securities on loan of $1,056,378 (cost $55,323,143)		$59,964,502
Foreign currency, at value (cost $15,936)		15,954
Collateral invested for securities on loan		1,121,234
Receivables:
Fund shares sold		841,180
Dividends		223,652
Foreign tax reclaims		8,966
Income from securities on loan		5,240
Prepaid expenses	+	445

Total assets		62,181,173

Liabilities

Collateral held for securities on loan		1,121,234
Payables:
Investments bought		821,655
Investment adviser and administrator fees		50
Shareholder services fees		12,631
Fund shares redeemed		50,481
Accrued expenses	+	223,618

Total liabilities		2,229,669

Net Assets

Total assets		62,181,173
Total liabilities	−	2,229,669

Net assets		$59,951,504

Net Assets by Source
Capital received from investors		55,691,907
Distribution in excess of net investment income		(702,500)
Net realized capital gains		322,695
Net unrealized capital gains		4,639,402

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$59,951,504		6,354,699		$9.43

42 See financial notes

 Schwab Fundamental International Small-Mid Company Index Fund

Statement of
Operations
For November 1, 2009 through April 30, 2010; unaudited.

Investment Income

Dividends (net of foreign withholding taxes of $48,930)		$595,484
Interest		29
Securities on loan	+	12,375

Total investment income		607,888

Expenses

Investment adviser and administrator fees		104,035
Shareholder service fees		26,008
Custodian fees		247,309
Portfolio accounting fees		37,964
FTSE Index fee		25,034
Transfer agent fees		22,023
Professional fees		20,592
Registration fees		7,955
Trustees’ fees		2,715
Shareholder reports		1,822
Interest expense		321
Other expenses	+	12,334

Total expenses		508,112
Expense reduction by adviser and Schwab	−	363,163

Net expenses	−	144,949

Net investment income		462,939

Realized and Unrealized Gains (Losses)

Net realized gains on investments		3,720,372
Net realized gains on foreign currency transactions	+	11,351

Net realized gains		3,731,723
Net unrealized losses on investments		(91,044)
Net unrealized losses on foreign currency translations	+	(2,102)

Net unrealized losses	+	(93,146)

Net realized and unrealized gains		3,638,577

Increase in net assets resulting from operations		$4,101,516

See financial notes 43

 Schwab Fundamental International Small-Mid Company Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/09-4/30/10			11/1/08-10/31/09
Net investment income		$462,939	$408,500
Net realized gains (losses)		3,731,723	(2,441,235)
Net unrealized gains (losses)	+	(93,146)	11,891,785

Increase in net assets from operations		4,101,516	9,859,050

Distributions to Shareholders[1]

Distributions from net investment income
Investor Shares		—	194,197
Select Shares		—	207,380
Institutional Shares	+	1,616,483	124,693

Total distributions from net investment income		$1,616,483	$526,270

Transactions in Fund Shares1

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		—	$—	655,799	$4,867,984
Select Shares		—	—	761,484	5,049,537
Institutional Shares	+	2,173,993	19,898,590	5,153,172	44,649,583

Total shares sold		2,173,993	$19,898,590	6,570,455	$54,567,104

Shares Reinvested
Investor Shares		—	$—	28,316	$165,932
Select Shares		—	—	20,622	120,842
Institutional Shares	+	105,785	940,433	13,875	81,305

Total shares reinvested		105,785	$940,433	62,813	$368,079

Shares Redeemed
Investor Shares		—	$—	(1,393,735)	($12,480,507)
Select Shares		—	—	(1,644,371)	(14,405,417)
Institutional Shares	+	(1,103,252)	(9,981,568)	(477,804)	(3,573,640)

Total shares redeemed		(1,103,252)	($9,981,568)	(3,515,910)	($30,459,564)

Net transactions in fund shares		1,176,526	$10,857,455	3,117,358	$24,475,619

Shares Outstanding and Net Assets

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		5,178,173	$46,609,016	2,060,815	$12,800,617
Total increase	+	1,176,526	13,342,488	3,117,358	33,808,399

End of period		6,354,699	$59,951,504	5,178,173	$46,609,016

(Distribution in excess of net investment income)/Net investment income not yet distributed			($702,500)		$451,044

[1]	Effective October 19, 2009, all outstanding Investor Shares (1,058,634 shares valued at $10,259,324) and Select Shares (1,169,658 shares valued at $11,352,235) combined with Institutional Shares, resulting in a single class of shares of the fund.

44 See financial notes

Schwab Fundamental Emerging Markets Index Fund

Financial Statements

Financial Highlights

	11/1/09–		11/1/08–	1/31/08[2]–
	4/30/10*		10/31/09[1]	10/31/08

Per-Share Data ($)

Net asset value at beginning of period	8.91		5.74	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.06		0.05	0.16
Net realized and unrealized gains (losses)	0.92		3.27	(4.42)

Total from investment operations	0.98		3.32	(4.26)
Less distributions:
Distributions from net investment income	(0.08)		(0.15)	—

Net asset value at end of period	9.81		8.91	5.74

Total return (%)	11.04	[3]	59.55	(42.60)[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.61	[4,5]	0.61 [4]	0.61	[4,5]
Gross operating expenses	1.14	[5]	1.70	4.06	[5]
Net investment income (loss)	1.40	[5]	1.56	2.31	[5]
Portfolio turnover rate	73	[3]	103	159	[3]
Net assets, end of period ($ x 1,000,000)	210		119	6

* Unaudited.
1 Effective October 19, 2009, the Investor Share class, the Select Share and the Institutional Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2 Commencement of operations.
3 Not annualized.
4 The ratio of net operating expenses would have been 0.60%, if interest expenses had not been incurred.
5 Annualized.

See financial notes 45

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings as of April 30, 2010 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

	88.8%	Common Stock	167,617,127	186,772,439
	10.0%	Preferred Stock	17,914,358	21,116,183
	—%	Rights	—	—
	0.8%	Other Investment Company	1,597,049	1,597,900
	—%	Short-Term Investments	29,569	29,569

	99.6%	Total Investments	187,158,103	209,516,091
	0.8%	Collateral Invested for Securities on Loan	1,663,250	1,663,250
(0	.4)%	Other Assets and Liabilities, Net		(802,049)

	100.0%	Net Assets		210,377,292

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 88.8% of net assets

Brazil 5.0%
Banco Santander Brasil S.A.	135,500	0.8	1,566,055
Petroleo Brasileiro S.A. - Petrobras	138,800	1.4	2,950,473
Vale S.A.	46,300	0.6	1,414,371
Other Securities		2.2	4,570,098

		5.0	10,500,997

Chile 0.8%
Other Securities		0.8	1,598,329

China 29.5%
Aluminum Corp. of China Ltd., Class H *	923,000	0.4	893,028
Bank of China Ltd., Class H	10,742,000	2.6	5,529,816
China Construction Bank Corp., Class H	3,035,000	1.2	2,464,639
China COSCO Holdings Co., Ltd., Class H	709,000	0.4	902,923
China Life Insurance Co., Ltd., Class H	523,000	1.1	2,408,152
China Merchants Bank Co., Ltd., Class H	431,350	0.5	1,057,438
China Petroleum & Chemical Corp., Class H	9,216,000	3.5	7,389,373
China Railway Group Ltd., Class H *	1,398,000	0.5	963,661
China Shenhua Energy Co., Ltd., Class H	644,500	1.3	2,765,624
Industrial & Commercial Bank of China Ltd., Class H	9,255,000	3.2	6,745,483
PetroChina Co., Ltd., Class H	15,459,000	8.5	17,802,023
Ping An Insurance (Group) Co., of China Ltd., Class H	104,500	0.4	894,608
Other Securities		5.9	12,313,700

		29.5	62,130,468

Columbia 0.2%
Other Securities		0.2	423,510

Czech Republic 0.6%
Other Securities		0.6	1,228,327

Egypt 0.2%
Other Securities		0.2	467,622

Hong Kong 2.8%
China Mobile Ltd.	264,500	1.2	2,589,201
CNOOC Ltd.	720,000	0.6	1,266,459
Other Securities		1.0	2,033,773

		2.8	5,889,433

Hungary 0.9%
Other Securities		0.9	1,778,429

India 4.9%
Reliance Industries Ltd.	50,880	0.6	1,174,256
Other Securities		4.3	9,086,094

		4.9	10,260,350

Indonesia 1.1%
Other Securities		1.1	2,305,808

Malaysia 2.4%
Malayan Banking Berhad	384,100	0.4	917,059
Other Securities		2.0	4,145,515

		2.4	5,062,574

Mexico 6.6%
America Movil S.A.B. de C.V., Series L	1,468,300	1.8	3,789,931
Cemex S.A.B. de C.V. *	1,936,504	1.1	2,310,483
Grupo Mexico S.A.B. de C.V., Series B	366,774	0.4	963,686
Telefonos de Mexico S.A.B. de C.V.	1,692,900	0.6	1,300,723
Other Securities		2.7	5,597,965

		6.6	13,962,788

46 See financial notes

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Philippines 0.2%
Other Securities		0.2	413,231

Poland 1.6%
Polski Koncern Naftowy Orlen S.A. *	73,694	0.4	970,710
Other Securities		1.2	2,424,015

		1.6	3,394,725

Russia 9.3%
Gazprom ADR	251,807	2.8	5,780,534
LUKOIL ADR	77,883	2.1	4,380,849
Rosneft Oil Co. GDR *	112,636	0.4	901,415
Sberbank GDR - Reg’d	3,977	0.5	1,069,791
Surgutneftegaz ADR	363,898	1.6	3,444,052
Other Securities		1.9	3,888,702

		9.3	19,465,343

South Africa 7.5%
FirstRand Ltd.	350,972	0.5	963,939
Impala Platinum Holdings Ltd.	40,885	0.5	1,152,755
MTN Group Ltd.	79,234	0.5	1,165,616
Sasol	38,704	0.8	1,566,041
Standard Bank Group Ltd.	109,067	0.8	1,680,376
Other Securities		4.4	9,163,803

		7.5	15,692,530

Taiwan 12.2%
Asustek Computer, Inc.	441,546	0.4	851,398
AU Optronics Corp.	953,800	0.5	1,098,953
China Steel Corp.	1,142,063	0.6	1,215,260
Chunghwa Telecom Co., Ltd.	500,133	0.5	981,809
Formosa Chemicals & Fibre Corp.	348,420	0.4	878,593
Formosa Plastics Corp.	790,820	0.8	1,756,920
Hon Hai Precision Industry Co., Ltd.	471,742	1.1	2,214,605
Nan Ya Plastics Corp.	506,160	0.5	1,061,206
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,610,689	1.5	3,152,277
Other Securities		5.9	12,535,556

		12.2	25,746,577

Thailand 1.2%
Other Securities		1.2	2,600,126

Turkey 1.8%
Other Securities		1.8	3,851,272

Total Common Stock
(Cost $167,617,127)			186,772,439

Preferred Stock 10.0% of net assets

Brazil 9.9%
Banco Bradesco S.A.	181,080	1.6	3,313,766
Companhia Energetica de Minas Gerais	65,308	0.5	1,035,084
Itau Unibanco Holding S.A.	200,565	2.0	4,349,950
Metalurgica Gerdau S.A.	63,000	0.6	1,233,723
Petroleo Brasileiro S.A.	199,900	1.8	3,772,024
Vale S.A., Class A	59,700	0.8	1,598,068
Other Securities		2.6	5,686,637

		9.9	20,989,252

Columbia 0.1%
Other Securities		0.1	126,931

Total Preferred Stock
(Cost $17,914,358)			21,116,183

Rights 0.0% of net assets

Brazil 0.0%
Other Securities		0.0	—

Total Rights
(Cost $—)			—

Other Investment Company 0.8% of net assets

United States 0.8%
iShares MSCI Emerging Markets Index Fund	38,000	0.8	1,597,900

Total Other Investment Company
(Cost $1,597,049)			1,597,900

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investments 0.0% of net assets

Commercial Paper & Other Corporate Obligations 0.0%
Other Securities		0.0	29,569

Total Short-Term Investments
(Cost $29,569)			29,569

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 0.8% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	1,663,250	0.8	1,663,250

Total Collateral Invested for Securities on Loan
(Cost $1,663,250)			1,663,250

End of collateral invested for securities on loan.

At 04/30/10, the tax basis cost of the fund’s investments was $191,566,925, and the unrealized appreciation and

See financial notes 47

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

depreciation were $19,801,337 and ($1,852,171), respectively, with a net unrealized appreciation of $17,949,166.

At 04/30/10, the prices of certain foreign securities held by the fund aggregating $154,771,251 were adjusted from their closing market values in accordance with procedures approved by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees. Please see complete schedule of holdings.
(b)	All or a portion of this security is on loan. Please see complete schedule of holdings.

ADR —	American Depositary Receipt.
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt. Please see complete schedule of holdings.
Reg’d —	Registered

48 See financial notes

 Schwab Fundamental Emerging Markets Index Fund

Statement of
Assets and Liabilities
As of April 30, 2010; unaudited.

Assets

Investments, at value including securities on loan of $1,297,934 (cost $187,158,103)		$209,516,091
Foreign currency, at value (cost $1,024,403)		1,022,761
Collateral invested for securities on loan		1,663,250
Receivables:
Investments sold		3,819,922
Fund shares sold		636,478
Dividends		539,276
Foreign tax reclaims		39
Income from securities on loan		3,097
Prepaid expenses	+	965

Total assets		217,201,879

Liabilities

Collateral held for securities on loan		1,663,250
Payables:
Investments bought		4,438,460
Investment adviser and administrator fees		2,455
Shareholder services fees		48,119
Fund shares redeemed		258,392
Due to custodian		254,133
Foreign capital gains tax expense		112,389
Accrued expenses	+	47,389

Total liabilities		6,824,587

Net Assets

Total assets		217,201,879
Total liabilities	−	6,824,587

Net assets		$210,377,292

Net Assets by Source
Capital received from investors		183,156,978
Net investment income not yet distributed		698,954
Net realized capital gains		4,273,795
Net unrealized capital gains		22,247,565

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$210,377,292		21,451,806		$9.81

See financial notes 49

 Schwab Fundamental Emerging Markets Index Fund

Statement of
Operations
For November 1, 2009 through April 30, 2010; unaudited.

Investment Income

Dividends (net of foreign withholding taxes of $170,536)		$1,630,156
Interest		124
Securities on loan	+	8,905

Total investment income		1,639,185

Expenses

Investment adviser and administrator fees		407,446
Shareholder service fees		81,489
Custodian fees		222,949
FTSE Index fee		85,564
Portfolio accounting fees		31,981
Transfer agent fees		28,059
Professional fees		19,564
Registration fees		11,312
Shareholder reports		5,100
Interest expense		4,218
Trustees’ fees		3,028
Other expenses	+	28,348

Total expenses		929,058
Expense reduction by adviser and Schwab	−	431,931

Net expenses	−	497,127

Net investment income		1,142,058

Realized and Unrealized Gains (Losses)

Net realized gains on investments		15,994,222
Net realized losses on foreign currency transactions	+	(426,186)

Net realized gains		15,568,036
Net unrealized losses on investments		(1,366,511)
Net unrealized losses on foreign currency translations	+	(293)

Net unrealized losses	+	(1,366,804)

Net realized and unrealized gains		14,201,232

Increase in net assets resulting from operations		$15,343,290

50 See financial notes

 Schwab Fundamental Emerging Markets Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/09-4/30/10			11/1/08-10/31/09
Net investment income		$1,142,058	$950,683
Net realized gains (losses)		15,568,036	(7,740,533)
Net unrealized gains (losses)	+	(1,366,804)	35,269,486

Increase in net assets from operations		15,343,290	28,479,636

Distributions to Shareholders[1]

Distributions from net investment income
Investor Shares		—	180,883
Select Shares		—	178,986
Institutional Shares	+	1,195,864	171,267

Total distributions from net investment income		$1,195,864	$531,136

Transactions in Fund Shares1

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		—	$—	1,510,721	$10,718,492
Select Shares		—	—	2,055,110	13,981,789
Institutional Shares	+	10,546,981	100,869,847	14,761,670	116,210,643

Total shares sold		10,546,981	$100,869,847	18,327,501	$140,910,924

Shares Reinvested
Investor Shares		—	$—	29,295	$162,881
Select Shares		—	—	24,420	136,020
Institutional Shares	+	68,369	648,823	18,074	100,489

Total shares reinvested		68,369	$648,823	71,789	$399,390

Shares Redeemed
Investor Shares		—	$—	(2,746,169)	($24,192,086)
Select Shares		—	—	(3,315,400)	(28,113,050)
Institutional Shares	+	(2,545,696)	(24,518,427)	(2,431,267)	(17,668,123)

Total shares redeemed		(2,545,696)	($24,518,427)	(8,492,836)	($69,973,259)

Net transactions in fund shares		8,069,654	$77,000,243	9,906,454	$71,337,055

Shares Outstanding and Net Assets

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		13,382,152	$119,229,623	3,475,698	$19,944,068
Total increase	+	8,069,654	91,147,669	9,906,454	99,285,555

End of period		21,451,806	$210,377,292	13,382,152	$119,229,623

Net investment income not yet distributed			$698,954		$752,760

[1]	Effective October 19, 2009, all outstanding Investor Shares (1,999,470 shares valued at $19,419,057) and Select Shares (2,199,181 shares valued at $21,392,090) combined with Institutional Shares, resulting in a single class of shares of the fund.

See financial notes 51

 Schwab Fundamental Index Funds

Financial Notes, unaudited

1. Business Structure of the Funds

Each of the funds discussed in this report is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International Large Company
  Index Fund
Schwab Fundamental International Small-Mid Company
  Index Fund
Schwab Fundamental Emerging Markets Index Fund
Schwab S&P 500 Index Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab International Index Fund
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Laudus Small-Cap MarketMasters Fund
Laudus International MarketMasters Fund
Schwab Balanced Fund
Schwab Premier Equity Fund
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Financial Services Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Monthly Income Fund-Moderate Payout
Schwab Monthly Income Fund-Enhanced Payout
Schwab Monthly Income Fund-Maximum Payout

Each fund in this report offers one share class. Shares are bought and sold (subject to a redemption fee, see Note 8) at closing net asset value (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

Prior to October 20, 2009, the Schwab Fundamental International Large Company Index Fund, Schwab Fundamental International Small-Mid Company Index Fund and Schwab Fundamental Emerging Markets Index Fund offered three share classes: Investor Shares, Select Shares, and Institutional Shares. Effective October 19, 2009, all outstanding Investor Shares and Select Shares of the Schwab Fundamental International Large Company Index Fund, Schwab Fundamental International Small-Mid Company Index Fund and Schwab Fundamental Emerging Markets Index Fund were converted into Institutional Shares and each fund no longer offered separate share classes. Immediately after and as a result of the conversion, each shareholder of the Investor Shares and Select Shares became an owner of Institutional Shares of the same fund. Prior to October 28, 2009, the Schwab Fundamental US Large Company Index Fund and Schwab Fundamental US Small-Mid Company Index Fund offered three share classes: Investor Shares, Select Shares, and Institutional Shares. Effective October 27, 2009, all outstanding Investor Shares and Select Shares of the Schwab Fundamental US Large Company Index Fund and Schwab Fundamental US Small-Mid Company Index Fund were converted into Institutional Shares and each fund no longer offered separate share classes. Immediately after and as a result of the conversion, each shareholder of the Investor Shares and Select Shares became an owner of Institutional Shares of the same fund.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded

52

 Schwab Fundamental Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate.

•	Securities for which no quoted value is available: The Board of Trustees has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when a security is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	International fair valuation: The Board of Trustees has adopted procedures to fair value foreign equity securities that trade in markets that close prior to when the funds value their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its index or benchmark. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to these procedures.

•	Futures and forward contracts: valued at their settlement prices as of the close of their exchanges (for futures) or at a value based on that day’s exchange rates (for forwards).

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values as determined by the underlying fund in accordance with the 1940 Act for a given day.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).

The funds adopted the authoritative guidance under GAAP on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly. Accordingly, if the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The guidance establishes three levels of the fair value hierarchy as follows:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours

 53

 Schwab Fundamental Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of April 30, 2010:

Schwab Fundamental US Large Company Index Fund

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$838,134,428	$—	$—	$838,134,428
Other Investment Company(a)	4,347,191	—	—	4,347,191
Short-Term Investments(a)	—	250,958	—	250,958

Total	$842,481,619	$250,958	$—	$842,732,577

Other Financial Instruments
Collateral Invested for Securities on Loan	10,734,232	—	—	10,734,232

Liabilities Valuation Input

Description

Other Financial Instruments
Futures Contract*	$(39,761)	$—	$—	$(39,761)

54

 Schwab Fundamental Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

Schwab Fundamental US Small-Mid Company Index Fund

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$414,650,196	$—	$—	$414,650,196
Other Investment Company(a)	6,807,159	—	—	6,807,159
Short-Term Investments(a)	—	324,941	—	324,941

Total	$421,457,355	$324,941	$—	$421,782,296

Other Financial Instruments
Collateral Invested for Securities on Loan	19,553,007	—	—	19,553,007

Liabilities Valuation Input

Description

Other Financial Instruments
Futures Contracts*	$(97,270)	$—	$—	$(97,270)

Schwab Fundamental International Large Company Index Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$—	$127,828,010	$—	$127,828,010
Canada	17,590,927	—	—	17,590,927
Germany	2,206,125	24,566,068	—	26,772,193
Japan	1,006,052	50,354,235	—	51,360,287
Republic of Korea	76,950	12,490,441	—	12,567,391
Spain	3,802,142	9,704,288	—	13,506,430
United Kingdom	1,768,968	62,063,267	4,378	63,836,613
Preferred Stock(a)	—	1,267,732	—	1,267,732
Rights(a)	10,973	—	—	10,973
Warrants(a)	2,277	—	207	2,484

Total	26,464,414	288,274,041	4,585	314,743,040

Other Financial Instruments
Collateral Invested for Securities on Loan	$29,519,342	$—	$—	$29,519,342

 55

 Schwab Fundamental Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in			Balance
	as of	Accrued		Unrealized	Net	Net	as of
	October 31,	Discounts	Realized	Gains	Purchases	Transfers	April 30,
Investments in Securities	2009	(Premiums)	Gain (Loss)	(Losses)	(Sales)	in/(out)	2010

Common Stock
United Kingdom	$2,758	$—	(89,520)	89,506	$1,634	$—	$4,378
Rights
Australia	144,587	—	9,402	(144,587)	(9,402)	—	—
Warrants
Italy	—	—	—	732	—	(732)	—
Hong Kong	—	—	—	207	—	—	207

Total	$147,345	$—	$(80,118)	$(54,142)	$(7,768)	$(732)	$4,585

Schwab Fundamental International Small-Mid Company Index Fund

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$—	$8,679,800	$—	$8,679,800
Australia	69,375	3,412,821	—	3,482,196
Canada	4,465,781	—	—	4,465,781
Finland	30,515	1,078,659	—	1,109,174
France	18,442	1,888,046	—	1,906,488
Germany	89,498	1,809,296	—	1,898,794
Hong Kong	9,675	2,042,544	—	2,052,219
Ireland	146,069	527,573	—	673,642
Japan	34,386	17,103,712	—	17,138,098
Netherlands	24,517	1,598,690	—	1,623,207
Republic of Korea	302,822	3,589,738	24,246	3,916,806
Spain	28,485	823,207	6,802	858,494
Switzerland	24,687	1,973,946	—	1,998,633
United Kingdom	51,735	7,831,402	13,035	7,896,172
Preferred Stock(a)	—	225,268	—	225,268
Rights(a)	727	—	12,064	12,791
Warrants(a)	460	—	137	597
Other Investment Companies(a)	1,687,330	—	—	1,687,330
Short-Term Investment(a)	—	339,012	—	339,012

Total	$6,984,504	$52,923,714	$56,284	$59,964,502

Other Financial Instruments
Collateral Invested for Securities on Loan	$1,121,234	$—	$—	$1,121,234

56

 Schwab Fundamental Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Asset Valuation Inputs

	Balance			Change in			Balance
	as of	Accrued		Unrealized	Net	Net	as of
	October 31,	Discounts	Realized	Gains	Purchases	Transfers	April 30,
Investments in Securities	2009	(Premiums)	Gain (Loss)	(Losses)	(Sales)	in/(out)	2010

Common Stock
Republic of Korea	$—	$—	$—	2,417	21,829	$—	24,246
Spain	—	—	—	(679)	—	7,481	6,802
United Kingdom	56,504	—	4,523	(4,962)	(43,030)	—	13,035
Rights
Australia	25,450	—	—	(25,450)	—	—	—
Hong Kong	1,873	—	1,509	(1,873)	(1,509)	—	—
Norway	796	—	—	8,772	—	—	9,568
New Zealand	—	—	—	2,370	—	—	2,370
Israel	—	—	—	126	—	—	126
Warrants
Hong Kong	—	—	—	137	—	—	137
United Kingdom	—	—	(34,166)	34,166	—	—	—

Total	$84,623	$—	$(28,134)	$15,024	$(22,710)	$7,481	$56,284

Schwab Fundamental Emerging Markets Index Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$—	$68,844,881	$—	$68,844,881
Brazil	10,500,997	—	—	10,500,997
Chile	1,598,329	—	—	1,598,329
China	2,654,740	59,475,728	—	62,130,468
Columbia	423,510	—	—	423,510
Mexico	13,962,788	—	—	13,962,788
Poland	100,198	3,294,527	—	3,394,725
Russia	575,760	18,889,583	—	19,465,343
Thailand	1,934,351	665,775	—	2,600,126
Turkey	250,515	3,600,757	—	3,851,272
Preferred Stock(a)	21,116,183	—	—	21,116,183
Rights(a)	—	—	—	—
Other Investment Company(a)	1,597,900	—	—	1,597,900
Short-Term Investments(a)	—	29,569	—	29,569

Total	$54,715,271	$154,800,820	$—	$209,516,091

Other Financial Instruments
Collateral Invested for Securities on Loan	$1,663,250	$—	$—	$1,663,250

*	Futures Contracts are not included in Investments and are valued at the unrealized appreciation or depreciation.
(a)	As categorized in complete schedule of holdings.

 57

 Schwab Fundamental Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

All net realized and change in unrealized gains (losses) in the tables above are reflected in the accompanying statements of operations. Changes in net unrealized gains (losses) for Level 3 investment held by the funds at April 30, 2010 are as follows:

Schwab Fundamental International Large Company Index Fund	$187
Schwab Fundamental International Small-Mid Company Index Fund	$17,784

(b) Portfolio Investments:

Derivatives: The funds may invest in futures contracts in order to reduce the effects of uninvested cash on performance or for other reasons. Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date.

Because futures contracts carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses until the contract is closed, at which time the gains and losses are realized. Futures are traded publicly on exchanges, and their market value changes daily.

The funds may invest in forward currency contracts in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future foreign currency exchange rates. “Forwards”, as they are known, are contracts to buy and sell a currency at a set price on a future date. Forwards are similar to futures except that they are not publicly traded, but are agreements directly between two parties. The accounting for Forwards is similar to that of futures contracts in that gains and losses are accounted for as unrealized gains or losses until the contracts settles and such amounts are accounted for as realized.

Securities Lending: Under the Securities Lending Program, a fund (the “Lender”) may make short-term loans of their securities to another party (the “Borrower”) to generate additional revenue from their portfolio. The Borrower provides cash, U.S. government securities or letters of credit as collateral against the loans in an amount at least equal to 100% of the market value of the loaned securities.

The cash collateral of securities loaned is invested in registered 2a-7 money market portfolios. The investments of collateral are mark-to-market daily and the value of the collateral must be at least 100% of the market value of the loan securities each day. If the value of the collateral falls below 100% it will be adjusted the following day.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly. A fund records the daily change in market value of futures and also the change in the amount of margin deposit required (“due to/from broker”).

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

58

 Schwab Fundamental Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.

(e) Expenses:

Expenses that are specific to a fund are charged directly to that fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains, if any, once a year.

(g) Custody Credit:

The funds have an arrangement with their custodian bank, State Street Bank and Trust Company, under which the funds receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

3. Risk factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to those described below:

Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

A fund that primarily follows the large-cap portion of the U.S. stock market, as measured by the index, follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of a fund’s expenses, a fund’s performance is normally below that of the index.

 59

 Schwab Fundamental Index Funds

Financial Notes, unaudited (continued)

3. Risk factors (continued):

As an index fund, a fund seeks to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

Certain funds do not fully replicate their benchmark index and may hold securities not included in the index. As a result, the fund is subject to the risk that the investment adviser’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because the fund utilizes a sampling approach, it may not track the return of the index as well as it would if the fund purchased all of the securities in the benchmark index.

Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — large-cap and mid-cap stocks, for instance — a fund’s small-cap holdings could reduce performance.

Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more vulnerable to adverse business or economic events than larger more established companies. During a period when large- and mid-cap U.S. stocks fall behind other types of investments — small-cap stocks, for instance — a fund’s large- and mid-cap holdings could reduce performance.

A fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

A particular investment may be difficult to purchase or sell. A fund may be unable to sell illiquid securities at an advantageous time or price.

Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

A fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When a fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. Therefore, it may be more costly to own an ETF than to own the underlying securities directly. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio securities.

60

 Schwab Fundamental Index Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between it and the trust.

For its advisory and administrative services to each fund, CSIM is entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

				Schwab
	Schwab	Schwab	Schwab	Fundamental	Schwab
	Fundamental	Fundamental	Fundamental	International	Fundamental
	US Large	US Small-Mid	International	Small-Mid	Emerging
	Company	Company	Large Company	Company	Markets
Average Daily Net Assets	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

First $500 million	0.30%	0.30%	0.30%	0.40%	0.50%
$500 million to $5 billion	0.22%	0.22%	0.22%	0.38%	0.48%
$5 billion to $10 billion	0.20%	0.20%	0.20%	0.36%	0.46%
over $10 billion	0.18%	0.18%	0.18%	0.34%	0.44%

The Board of Trustees has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab) under the Plan. All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee of up to 0.10%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds). Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpected portion of the fees may be retained as profit by Schwab or the service provider.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds to limit (“expense limitation”) the total annual fund operating expenses, excluding interest, taxes and certain non-routine expenses for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Fund’s Board of Trustees. The expense limitation as a percentage of average daily net assets is as follows:

Schwab
Schwab	Schwab	Schwab	Fundamental	Schwab
Fundamental	Fundamental	Fundamental	International	Fundamental
US Large	US Small-Mid	International	Small-Mid	Emerging
Company	Company	Large Company	Company	Markets
Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

0.35%	0.35%	0.35%	0.55%	0.60%

CSIM has entered into a license agreement with FTSE to use certain FTSE indexes and trademarks in connection with the offering and operation of certain registered investment companies. The funds have entered into a sub-license agreement with CSIM pursuant to which CSIM has agreed to sub-license certain FTSE indexes and trademarks to the funds. Under the sub-license agreement, each fund has agreed to pay its pro rata share of licensing fees and to reimburse CSIM for its pro rata share of a one-time advance licensing payment made by CSIM to FTSE.

The funds may engage in certain transactions involving affiliates. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index.

As of April 30, 2010, the shares owned by Schwab Charitable Giving Trust (an affiliate of Schwab) as a percentage of the total share of the Schwab Fundamental International Large Company Index is 13.1%.

The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs.

 61

 Schwab Fundamental Index Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended April 30, 2010, each fund’s total aggregate security transactions with other Schwab Funds were as follows:

Schwab Fundamental US Large Company Index Fund	$20,716,660
Schwab Fundamental US Small-Mid Company Index Fund	20,992,566
Schwab Fundamental International Large Company Index Fund	—
Schwab Fundamental International Small-Mid Company Index Fund	57,666
Schwab Fundamental Emerging Markets Index Fund	—

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

6. Borrowing from Banks:

The funds may borrow money from banks and custodians. The funds have custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street Bank and Trust Company for the committed line of credit.

There were no borrowings from the lines of credit during the period. However, the funds utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales of Investment Securities:

For the period ended April 30, 2010, purchases and sales of securities (excluding short-term obligations) were as follows:

	Purchases	Sales/Maturities
	of Securities	of Securities

Schwab Fundamental US Large Company Index Fund	$264,900,276	$218,418,415
Schwab Fundamental US Small-Mid Company Index Fund	163,393,480	142,026,968
Schwab Fundamental International Large Company Index Fund	181,723,944	122,266,329
Schwab Fundamental International Small-Mid Company Index Fund	35,577,743	25,990,050
Schwab Fundamental Emerging Markets Index Fund	192,913,893	118,800,199

62

 Schwab Fundamental Index Funds

Financial Notes, unaudited (continued)

8. Redemption Fee:

The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:

	Current Period	Prior Period
	(11/01/09-04/30/10)	(11/01/08-10/31/09)

Schwab Fundamental US Large Company Index Fund	$10,278	$40,354
Schwab Fundamental US Small-Mid Company Index Fund	6,117	47,459
Schwab Fundamental International Large Company Index Fund	4,551	66,579
Schwab Fundamental International Small-Mid Company Index Fund	2,321	2,299
Schwab Fundamental Emerging Markets Index Fund	7,328	11, 408

9. Federal Income Taxes:

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2009, the following funds had capital loss carry forwards available to offset net capital gains before the expiration dates:

				Schwab
	Schwab	Schwab	Schwab	Fundamental	Schwab
	Fundamental	Fundamental	Fundamental	International	Fundamental
	US Large	US Small-Mid	International	Small-Mid	Emerging
	Company	Company	Large Company	Company	Markets
Expiration Date	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

October 31, 2016	$48,846,725	$4,210,204	$10,522,283	$463,486	$147,471
October 31, 2017	63,611,600	19,291,139	58,777,944	2,370,428	5,437,337

Total	$112,458,325	$23,501,343	$69,300,227	$2,833,914	$5,584,808

As of October 31, 2009, the funds had no capital losses utilized or capital losses deferred.

As of October 31, 2009, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. The Schwab Fundamental US Large Company Index Fund, Schwab Fundamental US Small-Mid Company Index Fund and Schwab Fundamental International Large Company Index Fund are not subject to examination by U.S. federal tax authorities and state tax authorities for tax years before 2007. The Schwab Fundamental International Small-Mid Company Index Fund and Schwab Fundamental Emerging Markets Index Fund are not subject to examination by U.S. federal tax authorities and state tax authorities for tax years before 2008.

10. Subsequent Events:

Management has determined there are no subsequent events or transactions that would have materially impacted the financial statements as presented.

 63

Results of Proxy Voting:

At a special meeting of shareholders of the trust held on December 14, 2009, shareholders approved the following proposal: to elect nine trustees to serve on the Board of Trustees of the trust. The individuals listed in the table below were elected as trustees for each fund. All trustees served as trustees of the trust prior to the special meeting.

	For	Withheld	% For
	(shares)	(shares)

Charles R. Schwab	1,402,634,526.75	105,696,405.10	92.99%
Walter W. Bettinger, II	1,458,729,719.36	49,601,212.49	96.71%
Mariann Byerwalter	1,455,075,604.88	53,255,326.97	96.47%
John F. Cogan	1,458,904,762.09	49,426,169.76	96.72%
William A. Hasler	1,449,460,489.61	58,970,442.24	96.10%
Gerald B. Smith	1,455,433,324.25	52,897,607.60	96.49%
Donald R. Stephens	1,457,006,880.73	51,324,051.12	96.60%
Joseph H. Wender	1,453,198,913.40	55,132,018.45	96.34%
Michael W. Wilsey	1,454,741,033.96	53,589,897.89	96.45%

64

Trustees and Officers

The tables below give information about the trustees and officers for Schwab Capital Trust which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 85 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC.	77	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009) Director, Excelsior Funds (2006 – 2007)

John F. Cogan 1947 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Fellow: The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	77	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	77	Director, Ditech Networks Corporation (1997 – present)
Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Harris-Stratex Networks (2001 – present)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
Director, Genitope Corporation (2000 – 2009)
			Director, Excelsior Funds (2006 – 2007)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	77	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present)

Donald R. Stephens 1938 Trustee (Trustee of Schwab Capital Trust since 1993.)	Managing Partner, D.R. Stephens & Company (investments) (1973 – present).	77	None

 65

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008-present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	77	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Capital Trust since 1993.)	Chairman and Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	77	None

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1993.)	Founded Charles Schwab & Co., Inc. in 1971 and became Chairman in 1978. Since 1986, Chairman and Director, The Charles Schwab Corporation. Since 1989, Director, Charles Schwab Investment Management, Inc., and appointed as Chairman in 1991. Since 1996, Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. Since 1999, Director and Chief Executive Officer, Schwab Holdings, Inc. Since 2003, Chairman, Charles Schwab Bank, N. A.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, and the Charles Schwab & Co., Inc.	77	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Capital Trust since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc., principal underwriter to the Funds, and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	85	None

66

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc. (August 2004 – present); Executive Vice President, Charles Schwab & Co., Inc. (2002 – present); Director, President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (August 2007 – present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC (Sept. 2002 – present); President and Chief Executive Officer, Schwab Strategic Trust (Oct. 2009 – present); Trustee (June 2006 – Dec. 2009), President and Chief Executive Officer (July 2007 – March 2008; effective July 2, 2010), Laudus Trust and Laudus Institutional Trust; President and Chief Executive Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust (June 2006 – June 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc. (November 2004 – present); Treasurer and Chief Financial Officer, Laudus Trust and Laudus Institutional Trust (2006 – present); Treasurer and Principal Financial Officer, Schwab Strategic Trust (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (Sept. 2002 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc. (July 2000 – present); Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. (June 1998 – present); Secretary and Chief Legal Officer, Schwab Strategic Trust (Oct. 2009 – present); Vice President and Assistant Clerk, Laudus Trust and Laudus Institutional Trust (Feb. 2010 – present); Secretary and Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007); Chief Legal Officer, Laudus Trust and Laudus Institutional Trust (Aug. 2006 – Dec. 2006).

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present) of Laudus Trust and Laudus Institutional Trust. Since 2009, Vice President of Schwab Strategic Trust (Oct. 2009 – present).

Michael Haydel 1972 Vice President (Officer of Schwab Capital Trust since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc. (2004 – present); Vice President (Sept. 2005 – present), Anti-Money Laundering Officer (Oct. 2005 – Feb. 2009), Laudus Trust, Laudus Institutional Trust; Vice President, Schwab Strategic Trust (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first, provided that any trustee who serves on both Schwab Funds and Laudus Funds retires from both boards when first required to retire by either board. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.
[2]	Messrs. Schwab and Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 67

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

68

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fund®
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2010 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR37675-03

Semiannual report dated April 30, 2010 enclosed.

Prospectus Supplement and
Semiannual Report Enclosed

Schwab Active Equity Funds

Schwab Premier Equity Fund®

Schwab Core Equity Fundtm

Schwab Dividend Equity Fundtm

Schwab Large-Cap Growth Fundtm

Schwab Small-Cap Equity Fundtm

Schwab Hedged Equity Fundtm

Schwab Financial Services Fundtm

Schwab Health Care Fundtm

Schwab® International Core
Equity Fund

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document faster via email.

Save paper. Sign up for electronic delivery
at www.schwab.com/edelivery.

This supplement is not part of the shareholder report.

SCHWAB CAPITAL TRUST
SCHWAB INVESTMENTS
SCHWAB ANNUITY PORTFOLIOS
SCHWAB STRATEGIC TRUST

Schwab Equity Index Funds
Supplement dated June 1, 2010 to the Prospectus dated February 28, 2010 and the Summary
Prospectuses of Schwab S&P 500 Index Fund, Schwab 1000 Index Fund, Schwab Small-Cap Index Fund,
Schwab Total Stock Market Index Fund and Schwab International Index Fund, each dated February 28, 2010

Schwab Fundamental Index Funds
Supplement dated June 1, 2010 to the Prospectus dated February 28, 2010, as supplemented March 17, 2010, the
Summary Prospectus of Schwab Fundamental Emerging Markets Index Fund, dated March 17, 2010, and the Summary Prospectuses of Schwab Fundamental US Large Company Index Fund, Schwab Fundamental US Small-Mid Company Index Fund, Schwab Fundamental International Large Company Index Fund and Schwab Fundamental International Small-Mid Company Index Fund, each dated February 28, 2010

Schwab Active Equity Funds
Supplement dated June 1, 2010 to the Prospectus dated February 28, 2010 and the Summary Prospectuses of Schwab Large-Cap Growth Fund, Schwab Premier Equity Fund, Schwab Core Equity Fund, Schwab International Core Equity Fund, Schwab Dividend Equity Fund, Schwab Small-Cap Equity Fund, Schwab Hedged
Equity Fund, Schwab Financial Services Fund and Schwab Health Care Fund, each dated February 28, 2010

Laudus MarketMasters Funds
Supplement dated June 1, 2010 to the Prospectus dated February 28, 2010 and the Summary Prospectuses of
Laudus Small-Cap MarketMasters Fund and Laudus International MarketMasters Fund, each dated February 28, 2010

Schwab Bond Funds
Supplement dated June 1, 2010 to the Prospectus dated November 15, 2009

Schwab Tax-Free Bond Funds
Supplement dated June 1, 2010 to the Prospectus dated November 15, 2009

Schwab Global Real Estate Fund
Supplement dated June 1, 2010 to the Prospectus dated June 28, 2009

Schwab S&P 500 Index Portfolio
Supplement dated June 1, 2010 to the Prospectus dated April 30, 2010

Schwab U.S. ETFs
Supplement dated June 1, 2010 to the Prospectus dated November 3, 2009, as supplemented January 11, 2010, January 14, 2010 and May 25, 2010

Schwab International ETFs
Supplement dated June 1, 2010 to the Prospectus dated November 3, 2009, as supplemented January 11, 2010, January 14, 2010 and May 25, 2010

This supplement provides new and additional information beyond that contained in each Prospectus and Summary Prospectus and should be read in conjunction with the Prospectuses and Summary Prospectuses.

Charles Schwab Investment Management, Inc. (CSIM) is announcing that Jeffrey Mortimer, Chief Investment Officer of CSIM, Schwab Funds, Laudus Funds, and Schwab ETFs, will leave the firm effective July 2, 2010. Randy Merk, President and Chief Executive Officer of CSIM, will serve as Chief Investment Officer until a replacement is found.

Therefore, effective July 2, 2010, all references to Jeffrey Mortimer in the “Fund management”, “Portfolio management” and/or “Portfolio managers” sections of the above referenced Prospectuses and Summary Prospectuses are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Please see www.schwabfunds.com/prospectus, www.laudus.com/prospectus or
www.schwabetfs.com/prospectus for current prospectuses and summary prospectuses.

REG56267-00 (06/10) ©2010 All Rights Reserved

Schwab Active Equity Funds

Semiannual Report
April 30, 2010

Schwab Premier Equity Fund®

Schwab Core Equity Fundtm

Schwab Dividend Equity Fundtm

Schwab Large-Cap Growth Fundtm

Schwab Small-Cap Equity Fundtm

Schwab Hedged Equity Fundtm

Schwab Financial Services Fundtm

Schwab Health Care Fundtm

Schwab® International Core
Equity Fund

This page is intentionally left blank.

Schwab Active Equity Funds

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

Total Return for
the Report Period

Schwab Premier Equity Fund®
(Ticker Symbol: SWPSX)	15.67%

S&P 500® Index	15.66%
Fund Category: Morningstar Large-Cap Blend	14.82%

Performance Details	pages 6-7

Schwab Core Equity Fundtm
(Ticker Symbol: SWANX)	13.90%

S&P 500® Index	15.66%
Fund Category: Morningstar Large-Cap Blend	14.82%

Performance Details	pages 8-9

Schwab Dividend Equity Fundtm
(Ticker Symbol: SWDSX)	13.98%

S&P 500® Index	15.66%
Fund Category: Morningstar Large-Cap Value	14.83%

Performance Details	pages 10-11

Schwab Large-Cap Growth Fundtm
(Ticker Symbol: SWLSX)	14.07%

Russell 1000 Growth Index	15.79%
Fund Category: Morningstar Large-Cap Growth	15.22%

Performance Details	pages 12-13

Schwab Small-Cap Equity Fundtm
(Ticker Symbol: SWSCX)	26.93%

Russell 2000® Index[1]	28.17%
S&P Small-Cap 600 Index[2]	28.14%
Fund Category: Morningstar Small-Cap Blend	26.15%

Performance Details	pages 14-15

Schwab Hedged Equity Fundtm
(Ticker Symbol: SWHEX)	11.67%

S&P 500® Index	15.66%
Fund Category: Morningstar Long-Short	3.31%

Performance Details	pages 16-17

Schwab Financial Services Fundtm
(Ticker Symbol: SWFFX)	20.17%

S&P 1500 SuperComposite Financials Sector Index	17.50%
Fund Category: Morningstar Financial Services	15.79%

Performance Details	pages 18-19

Schwab Health Care Fundtm
(Ticker Symbol: SWHFX)[3]	11.22%

Dow Jones Global Health Care Index[4]	8.54%
S&P 1500 SuperComposite Health Care Sector Index[2]	12.66%
Fund Category: Morningstar Health Care	16.52%

Performance Details	pages 20-21

Schwab® International Core Equity Fund
(Ticker Symbol: SICNX)[3,5]	2.75%

MSCI EAFE Index®(Gross)*	2.68%
Fund Category: Morningstar Foreign Large-Cap Blend	4.94%

Performance Details	pages 22-23

Minimum Initial Investment[6]	$100

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.
Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Source for category information: Morningstar, Inc.

*	The Morgan Stanley Capital International Europe, Australasia, Far East Index (Gross) (MSCI EAFE Index®) is a free float-adjusted market capitalization index that is designed to measure market equity performance in 22 developed market countries, excluding the U.S. and Canada. Investors cannot invest directly in any index and index figures do not include trading and management costs.
[1]	Effective July 1, 2009, the fund uses the Russell 2000 Index as its comparative index. The fund selected this index because the fund’s investment adviser believes that it is a more accurate index for comparing fund performance.
[2]	This index was used as the fund’s comparative index until June 30, 2009.
[3]	The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.
[4]	Effective July 1, 2009, the fund uses the Dow Jones Global Health Care Index as its comparative index. The fund selected this index because the fund’s investment adviser believes that it is a more accurate index for comparing fund performance.
[5]	On December 3, 2009, the Laudus Rosenberg International Equity Fund merged into the fund.
[6]	Please see prospectus for further details and eligibility requirements.

2 Schwab Active Equity Funds

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

In the United States, we’ve seen modest improvements in employment and consumer spending, along with increased capital spending by businesses. More importantly, the Federal Reserve (the Fed) began to withdraw some of its monetary support programs in 2010 while holding interest rates at historically low levels. The Fed’s description of the U.S. economy at its April 28, 2010 meeting was that the economy “was a little more upbeat but still cautious,” and that the “labor market was beginning to improve,” but then added a cautionary statement about employers remaining reluctant to add jobs to current payrolls. In short, we seem to be in an economic stage that calls for cautious optimism.

From a broader perspective, the global financial marketplace remained challenging as recessionary conditions prevailed along with occasional signs of improvement. Even as major international and domestic equity indices continued to rise, central banks in several countries, including the United States, closely monitored financial markets, debt ratios, monetary exchange rates, interest rates, and inflation, in an ongoing effort to stabilize local and global markets. This was especially true for the governments of Greece, Spain, Portugal, Ireland, and Great Britain, where sovereign debt has escalated and governments have implemented cost-cutting measures while seeking extended, low-cost financing.

The Schwab Active Equity Funds produced mixed performance for the period. These funds are quantitatively managed based on a model that evaluates stocks using a wide variety of investment criteria from four broad categories: Fundamentals, Valuation, Momentum and Risk. Consequently, performance of the funds does not necessarily correlate to broader market conditions. For details about each fund’s performance, please read the fund managers’ discussion and analysis on the following pages.

In economic environments such as we have today, it’s more important than ever to periodically review your investment portfolio to ensure that your plan is complementary to your financial goals. To that end, we offer a wide array of mutual funds that cover all asset classes. If you would like to talk with us about our mutual funds, we are always available at 1-800-435-4000, and additional resources may be found on schwab.com.

Thank you for investing with us.

Sincerely,

Schwab Active Equity Funds 3

The Investment Environment

The past six months produced significant positive returns and high volatility in global capital markets. Nearly all major equity indices had positive returns. Generally speaking, the domestic equity markets outpaced the international equity markets; fixed income underperformed both.

U.S. small-cap stocks outperformed U.S. large- and mid-cap stocks. Value stocks outpaced growth stocks in all categories. The return of the S&P 500® Index, which is usually seen as a bellwether for financial markets in the United States, was positive at 15.66%. The international stock markets also had positive overall returns for the period, but significantly underperformed domestic stock markets. The MSCI EAFE® Index (Gross) returned 2.68% for the period. In the fixed-income realm, the Barclays Capital U.S. Aggregate Bond Index returned 2.54%.

Economic challenges lingered across the globe. Concerns about the long-term ability of Greece, Spain, and Portugal to manage their significant sovereign debt began to worry investors toward the end of the six-month period when Greece’s debt rating was lowered to junk status by Standard and Poor’s. Portugal and Spain’s debt ratings were also lowered, but not to the same extent as Greece’s.

Government central banks around the world continued to discuss possible ways of stabilizing the struggling countries, and the International Monetary Fund promised, in April 2010, to increase the 45 billion euro aid package for Greece to as much as 120 billion euros over the next three years. The promise for aid came with austerity measures that would have to be implemented by Greece, and any other country that might receive aid.

Central banks also continued to use other tools to help the global financial system maintain sufficient liquidity, such as buying distressed debt from private banks and supporting housing markets by intervening in mortgage markets.

On April 28, 2010, the Federal Open Market Committee (FOMC) reported that economic activity continued to strengthen in the United States and that the labor market was beginning to improve, but tempered its comments by adding that high unemployment, modest income growth, lower housing wealth, and tight credit were still concerns. In light of stable inflation trends, the FOMC maintained the target range for the federal funds rate at 0% to 0.25%.

Gross Domestic Product (GDP) growth increased by approximately 3.0% for the first quarter of 2010, a bit down from the increase of 5.6% reported for the GDP growth rate in the fourth quarter of 2009. Private domestic demand was the main force behind the growth in the first quarter, and consumer spending rose at an annual rate of 3.6%. Also in the first quarter, business investments in equipment and software increased by 13.4%. The U.S. unemployment rate remained close to 10% for the entire six-month period.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

15.66%	S&P 500® Index: measures U.S. large-cap stocks

28.17%	Russell 2000® Index: measures U.S. small-cap stocks

2.68%	MSCI EAFE® Index (Gross): measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

2.54%	Barclays Capital U.S. Aggregate Bond Index: measures the U.S. bond market

0.03%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

4 Schwab Active Equity Funds

Fund Management

Vivienne Hsu, CFA, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day co-management of each of the funds. Prior to joining the firm in August 2004, she worked for more than 11 years in asset management and quantitative analysis at other investment firms.

Larry Mano, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day co-management of each of the funds, except for the Schwab International Core Equity Fund. Prior to joining the firm in November 1998, he worked for 20 years in equity management.

Paul Alan Davis, CFA, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day co-management of each of the funds. Prior to joining the firm in 2003, he worked for more than 12 years in portfolio management.

Schwab Active Equity Funds 5

Schwab Premier Equity Fund®

The Schwab Premier Equity Fund returned 15.67% during the period, while its comparative index, the S&P 500 Index (the index) returned 15.66%. The fund will invest in a stock only if the stock is rated A or B by Schwab Equity Ratings (SER) at the time of purchase. During certain periods, the requirement to purchase only stocks rated A or B may result in differences in holdings between the fund and the index. The fund’s use of SER, which emphasizes factors such as strong fundamentals and attractive valuations, led the fund to invest in stocks that were value-oriented; this was positive for the fund’s relative performance. For more information on the fund’s objective and strategy, please see the fund’s prospectus.

Stock selection was the key driver of the fund’s slight outperformance. In terms of sector exposure, stock selection in Consumer Staples, Health Care, Energy, and Utilities contributed, while selection in Information Technology, Consumer Discretionary, and Financials detracted. As for allocation, the overweight to Industrials, Consumer Discretionary, and Health Care helped fund performance, and its overweight to Financials detracted. The fund’s underweight to Consumer Staples also aided performance, but the underweight to Materials detracted.

Among individual holdings, the fund’s avoidance of Exxon Mobil was a primary contributor to relative performance. Other holdings that contributed to relative performance, though to a lesser extent, were Huntington Bancshares, Inc., and recently acquired Millipore Corp. Conversely, holdings in DynCorp International, Inc., BlackRock, Inc., and FEI Company—all stocks not held in the index—detracted from relative performance.

In terms of market capitalization, the fund was overweight companies under $25 billion and underweight firms above $25 billion. The fund’s overall leaning toward smaller market capitalization stocks was attributed to SER generally favoring smaller firms for much of the period. These allocations were positive for the fund’s relative return. However, some weak stock selection, especially among firms below $10 billion in market capitalization, offset some of the allocation gains.

Looking at valuation from a price-to-book perspective (P/B), a similar, if less dramatic pattern emerged, and the fund’s overweight to lower-valued stocks helped its return versus the index, in part because these lower P/B groups were generally the better performing stocks in the index during the period.

As of 4/30/10:

 Statistics

Number of Holdings	107
Weighted Average Market Cap ($ x 1,000,000)	$36,340
Price/Earnings Ratio (P/E)	17.8
Price/Book Ratio (P/B)	1.8
Portfolio Turnover Rate[1]	36%

 Sector Weightings % of Investments

Information Technology	19.4%
Financials	14.9%
Energy	12.5%
Industrials	12.5%
Consumer Discretionary	11.7%
Health Care	10.8%
Consumer Staples	9.8%
Materials	4.1%
Utilities	1.7%
Telecommunication Services	1.2%
Other	1.4%
Total	100.0%

 Top Holdings % Net Assets2

Apple, Inc.	1.5%
Prudential Financial, Inc.	1.4%
General Electric Co.	1.4%
The TJX Cos., Inc.	1.4%
ConocoPhillips	1.3%
Occidental Petroleum Corp.	1.3%
Cisco Systems, Inc.	1.3%
EMC Corp.	1.3%
JPMorgan Chase & Co.	1.3%
International Business Machines Corp.	1.3%
Total	13.5%

Manager views and portfolio holdings may have changed since the report date.

Certain securities referenced in the above fund managers’ discussion may have been bought or sold during the period, and therefore, may not appear in the Portfolio Holdings.

Source of Sector Classification: S&P and MSCI.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

6 Schwab Active Equity Funds

 Schwab Premier Equity Fund®

Performance Summary as of 4/30/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

March 21, 2005 – April 30, 2010
Performance of a Hypothetical
$10,000 Investment1,5

 Average Annual Total Returns1,2,5

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Premier Equity Fund® (3/21/05)	15.67%	34.61%	2.27%	1.26%
S&P 500® Index	15.66%	38.84%	2.63%	2.05%
Fund Category: Morningstar Large-Cap Blend	14.82%	37.81%	2.67%	2.08%

Fund Expense Ratio3: 1.02%

 Style Assessment4

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	As stated in the prospectus. Reflects the total annual fund operating expenses without contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 4/30/10, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.
[5]	On September 28, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.

Schwab Active Equity Funds 7

Schwab Core Equity Fund™

The Schwab Core Equity Fund returned 13.90% for the period, while its comparative index, the S&P 500 Index (the index), returned 15.66%. The fund’s use of Schwab Equity Ratings, which emphasizes factors such as strong fundamentals and attractive valuations, provided the fund with solid absolute returns for the period, but led the fund to make some stock selections that were out-of-favor and that detracted from the fund’s relative performance.

In particular, stock selection in Information Technology, Consumer Discretionary, Financials, and Industrials hurt performance relative to the index. Notable detractors were the fund’s overweight holdings in Symantec Corp., JPMorgan Chase & Co., and Goldman Sachs Group, Inc. Conversely, stock selection in Energy, Materials, Health Care, and Telecommunication Services contributed to relative performance. For example, the fund’s decision to underweight Exxon Mobil Corp. contributed strongly, as did the general bias toward value stocks.

Sector allocation was also negative for the fund. Underweights to Consumer Discretionary and Industrials detracted as did an overweight to Health Care. The fund’s underweight to Utilities was slightly positive.

As for specific industry groups, an overweight to Technology Hardware helped relative performance, while an overweight to Diversified Finance detracted. An overweight to Capital Goods also negatively affected the fund.

In terms of market capitalization, the fund’s overweight to smaller capitalization stocks (under $10 billion) helped performance, while stock selection among stocks with market capitalizations of $50 billion or less detracted.

As of 4/30/10:

 Statistics

Number of Holdings	161
Weighted Average Market Cap ($ x 1,000,000)	$69,880
Price/Earnings Ratio (P/E)	17.4
Price/Book Ratio (P/B)	2.0
Portfolio Turnover Rate[1]	22%

 Sector Weightings % of Investments

Information Technology	20.3%
Financials	17.8%
Health Care	12.8%
Energy	11.8%
Industrials	10.8%
Consumer Discretionary	10.1%
Consumer Staples	9.3%
Materials	3.3%
Telecommunication Services	1.5%
Utilities	1.5%
Other	0.8%
Total	100.0%

 Top Holdings % Net Assets2

International Business Machines Corp.	3.6%
Hewlett-Packard Co.	3.2%
JPMorgan Chase & Co.	3.2%
Apple, Inc.	2.4%
Occidental Petroleum Corp.	2.1%
Bank of America Corp.	1.8%
The Procter & Gamble Co.	1.7%
Wal-Mart Stores, Inc.	1.7%
Anadarko Petroleum Corp.	1.7%
Wells Fargo & Co.	1.7%
Total	23.1%

Manager views and portfolio holdings may have changed since the report date.

Certain securities referenced in the above fund managers’ discussion may have been bought or sold during the period, and therefore, may not appear in the Portfolio Holdings.

Source of Sector Classification: S&P and MSCI.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

8 Schwab Active Equity Funds

 Schwab Core Equity Fundtm

Performance Summary as of 4/30/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

April 30, 2000 – April 30, 2010
Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Core Equity Fundtm (7/1/96)	13.90%	34.56%	3.22%	-0.11%
S&P 500®Index	15.66%	38.84%	2.63%	-0.19%
Fund Category: Morningstar Large-Cap Blend	14.82%	37.81%	2.67%	0.75%

Fund Expense Ratios3: Net 0.75%; Gross 0.76%

 Style Assessment4

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 4/30/10, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

Schwab Active Equity Funds 9

Schwab Dividend Equity Fund™

The Schwab Dividend Equity Fund returned 13.98% for the period, while its comparative index, the S&P 500 Index (the index), returned 15.66%. The fund uses Schwab Equity Ratings (SER) to aid its stock selection. The fund employs a dividend focus in stock selection, and during certain periods, the focus on dividend-paying stocks may result in differences between the fund and the index. For more information on the fund’s objective and strategy, please see the fund’s prospectus.

As part of its strategy to provide dividends to investors, the fund was overweight to higher-dividend paying stocks and underweight to zero- and some of the lower-dividend paying stocks relative to the index. During the period, stocks that paid no dividends were better performers than the higher-dividend paying stocks. Consequently, the fund’s underperformance was attributed to weak sector allocation and stock selection.

Among sectors, the fund’s allocation and stock selections in Financials and Health Care detracted the most from relative performance. On the positive side, stock selection in Utilities and Energy provided a net contribution to performance, despite allocations to the two sectors being slight detractors.

In terms of market capitalization, the fund benefited from its overweight to companies with less than $5 billion in market capitalization and to its underweight to firms in the $50 billion to $150 billion range. The fund’s overall leaning toward smaller market capitalization stocks was attributed to SER generally favoring smaller firms for much of the period. However, stock selection among firms with market capitalization under $50 billion detracted from performance. In contrast, stock selection among companies with market capitalizations between $50 billion and $150 billion benefited the fund.

In terms of overall stock selection, the fund’s overweight to DTE Energy Co. and its decision to avoid Google, Inc. and Exxon Mobil Corp. helped relative performance. In contrast, the decision to avoid Apple, Inc., detracted. Other detractors included an overweight to Baxter International, Inc., and the decision to own BlackRock, Inc., which was not held by the index.

As of 4/30/10:

 Statistics

Number of Holdings	142
Weighted Average Market Cap ($ x 1,000,000)	$58,619
Price/Earnings Ratio (P/E)	16.5
Price/Book Ratio (P/B)	2.0
Portfolio Turnover Rate[1]	18%

 Sector Weightings % of Investments

Financials	16.9%
Information Technology	15.9%
Health Care	12.2%
Energy	11.7%
Consumer Staples	10.9%
Industrials	10.6%
Consumer Discretionary	10.3%
Utilities	5.2%
Materials	3.4%
Telecommunication Services	1.9%
Other	1.0%
Total	100.0%

 Top Holdings % Net Assets2

Occidental Petroleum Corp.	2.6%
International Business Machines Corp.	2.4%
Hewlett-Packard Co.	2.3%
JPMorgan Chase & Co.	2.2%
McDonald’s Corp.	1.9%
Intel Corp.	1.8%
Johnson & Johnson	1.7%
Conoco Phillips	1.7%
DTE Energy Co.	1.6%
Bristol-Myers Squibb Co.	1.6%
Total	19.8%

Manager views and portfolio holdings may have changed since the report date.

Certain securities referenced in the above fund managers’ discussion may have been bought or sold during the period, and therefore, may not appear in the Portfolio Holdings.

Source of Sector Classification: S&P and MSCI.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

10 Schwab Active Equity Funds

 Schwab Dividend Equity Fundtm

Performance Summary as of 4/30/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

September 2, 2003 – April 30, 2010
Performance of a Hypothetical
$10,000 Investment1,5

 Average Annual Total Returns1,2,5

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Dividend Equity Fundtm (9/2/03)	13.98%	35.31%	2.69%	6.37%
S&P 500®Index	15.66%	38.84%	2.63%	4.54%
Fund Category: Morningstar Large-Cap Value	14.83%	38.57%	2.01%	4.75%

Fund Expense Ratios3: Net 0.89%; Gross 0.90%

 Style Assessment4

 Yields1

30-Day SEC Yield	1.52%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 4/30/10, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.
[5]	On October 7, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.

Schwab Active Equity Funds 11

Schwab Large-Cap Growth Fund™

The Schwab Large-Cap Growth Fund returned 14.07% during the period, while its comparative index, the Russell 1000 Growth Index (the index) returned 15.79%. The fund uses Schwab Equity Ratings (SER) to aid its stock selection. During the period, the fund’s use of SER, which emphasizes factors such as strong fundamentals and attractive valuations, led the fund to tilt toward lower-capitalization, value-oriented stocks within the large-cap, growth space, which was positive for the fund’s absolute performance. For more information on the fund’s objective and strategy, please see the fund’s prospectus.

The fund’s overweight to the Financials and Information Technology sectors detracted from relative performance, while its overweight to Health Care and Energy contributed, as did the underweight to Consumer Staples.

From a valuation perspective, the fund’s stock selections were a cause of underperformance relative to the index, especially among stocks with lower valuations. While the fund was generally well-allocated across the various valuation groups, stock selection across these groups was mostly negative.

In terms of specific stock selection, the fund’s holding in Apple, Inc., contributed as did the holding in Coca-Cola Enterprises, Inc. Goldman Sachs Group, Inc. and the Kroger Company detracted from performance relative to the index.

As of 4/30/10:

 Statistics

Number of Holdings	113
Weighted Average Market Cap ($ x 1,000,000)	$65,906
Price/Earnings Ratio (P/E)	17.1
Price/Book Ratio (P/B)	2.9
Portfolio Turnover Rate[1]	25%

 Sector Weightings % of Investments

Information Technology	32.8%
Health Care	15.0%
Consumer Staples	13.4%
Consumer Discretionary	12.4%
Industrials	10.4%
Energy	6.2%
Financials	5.5%
Materials	3.4%
Utilities	0.3%
Other	0.6%
Total	100.0%

 Top Holdings % Net Assets2

International Business Machines Corp.	4.5%
Apple, Inc.	4.1%
Hewlett-Packard Co.	3.8%
Wal-Mart Stores, Inc.	2.8%
McDonald’s Corp.	2.6%
Google, Inc., Class A	2.6%
Express Scripts, Inc.	2.5%
Microsoft Corp.	2.2%
Amgen, Inc.	2.1%
Coca-Cola Enterprises, Inc.	2.0%
Total	29.2%

Manager views and portfolio holdings may have changed since the report date.

Certain securities referenced in the above fund managers’ discussion may have been bought or sold during the period, and therefore, may not appear in the Portfolio Holdings.

Source of Sector Classification: S&P and MSCI.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

12 Schwab Active Equity Funds

 Schwab Large-Cap Growth Fundtm

Performance Summary as of 4/30/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

October 3, 2005 – April 30, 2010
Performance of a Hypothetical
$10,000 Investment1,5

 Average Annual Total Returns1,2,5

Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception

Fund: Schwab Large-Cap Growth Fundtm (10/3/05)	14.07%	34.63%	-4.34%	1.12%
Russell 1000 Growth Index	15.79%	38.16%	-1.93%	2.57%
Fund Category: Morningstar Large-Cap Growth	15.22%	36.41%	-2.80%	1.70%

Fund Expense Ratios3: Net 0.99%; Gross 1.03%

 Style Assessment4

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 4/30/10, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.
[5]	On October 7, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.

Schwab Active Equity Funds 13

Schwab Small-Cap Equity Fund™

The Schwab Small-Cap Equity Fund returned 26.93% during the period, while its comparative index, the Russell 2000 Index (the index) returned 28.17%. The fund uses Schwab Equity Ratings to aid its stock selection. For more information on the fund’s objective and strategy, please see the fund’s prospectus.

Stock selection on a sector level was positive overall, with poor stock selection in Energy and Financials being the main detractors. In terms of contribution to the fund’s relative performance, holdings in Information Technology, Consumer Discretionary, and Telecommunications Services helped.

Generally speaking, sector allocation was mildly negative for the fund, except for the underweights to Information Technology and Financials.

From a valuation perspective, the fund gained value from overweighting stocks with low valuations, as these were the strongest performing valuation group in the Russell 2000 Index. However, selections in some of these lower-valued firms detracted from the fund’s performance relative to the index. Stock selections among some of the more highly-valued firms were positive, however.

A portion of the fund’s modest underperformance was attributable to its holdings in companies with market capitalizations in the $300 million to $1.5 billion range, and firms in the $3 billion to $5 billion range. Within the $750 million to $1.5 billion market cap range, both underweighting and stock selection detracted. On the positive side, holdings in the under $300 million market capitalization range contributed to fund performance, as did stock selection in the $1.5 to $3 billion range and in the $5 billion to $7.5 billion range.

In terms of specific stock selection versus the index, the fund’s holdings in Quicksilver, Inc., and Lattice Semiconductor Corp. contributed to relative performance, while Gyncorp, Inc., and Geokinetics, Inc., detracted.

As of 4/30/10:

 Statistics

Number of Holdings	286
Weighted Average Market Cap ($ x 1,000,000)	$1,178
Price/Earnings Ratio (P/E)	30.0
Price/Book Ratio (P/B)	1.8
Portfolio Turnover Rate[1]	32%

 Sector Weightings % of Investments

Financials	18.7%
Information Technology	17.0%
Consumer Discretionary	16.5%
Industrials	15.3%
Health Care	13.7%
Energy	5.4%
Consumer Staples	4.2%
Utilities	3.5%
Materials	3.3%
Telecommunication Services	2.0%
Other	0.4%
Total	100.0%

 Top Holdings % Net Assets2

Quiksilver, Inc.	1.0%
Lattice Semiconductor Corp.	0.9%
Valassis Communications, Inc.	0.9%
International Coal Group, Inc.	0.9%
Blyth, Inc.	0.9%
Southwest Gas Corp.	0.8%
Integrated Silicon Solutions, Inc.	0.8%
AMERIGROUP Corp.	0.8%
Emcor Group, Inc.	0.8%
Nicor, Inc.	0.8%
Total	8.6%

Manager views and portfolio holdings may have changed since the report date.

Certain securities referenced in the above fund managers’ discussion may have been bought or sold during the period, and therefore, may not appear in the Portfolio Holdings.

Source of Sector Classification: S&P and MSCI.

Small company stocks are subject to greater volatility than other asset classes.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

14 Schwab Active Equity Funds

 Schwab Small-Cap Equity Fundtm

Performance Summary as of 4/30/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

July 1, 2003 – April 30, 2010
Performance of a Hypothetical
$10,000 Investment1,5

 Average Annual Total Returns1,2,5

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Small-Cap Equity Fundtm (7/1/03)	26.93%	45.47%	3.40%	8.65%
Russell 2000® Index*	28.17%	48.95%	5.74%	8.48%
S&P Small-Cap 600 Index**	28.14%	47.79%	5.87%	9.45%
Fund Category: Morningstar Small-Cap Blend	26.15%	49.33%	5.16%	8.41%

Fund Expense Ratios3: Net 1.12%; Gross 1.15%

 Style Assessment4

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

*	Effective July 1, 2009, the fund uses the Russell 2000 Index as its comparative index. The fund selected this index because the fund’s investment adviser believes that it is a more accurate index for comparing fund performance.
**	This index was used as the fund’s comparative index until June 30, 2009.
[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 4/30/10, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.
[5]	On September 28, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.

Schwab Active Equity Funds 15

Schwab Hedged Equity Fund™

The Schwab Hedged Equity Fund returned 11.67% for the period, while its comparative index, the S&P 500 Index (the index) returned 15.66%. The fund’s principal investment objective is long-term capital appreciation over market cycles with lower volatility than the broad equity market. The fund pursues a long-short strategy using Schwab Equity Ratings (SER).

During the period, the fund generally achieved its objective of long-term capital appreciation with lower volatility, but its total return was reduced by the fund’s short positions. Using beta, a standard measure of volatility, the fund generated a beta of 0.51 versus a beta of 1.00 for the S&P 500 Index, thus providing about one-half the volatility of the market. The use of short positions was critical to this lower volatility, but the contribution of short positions to the fund’s return was negative during the period. The long positions, however, outperformed the S&P 500 Index, thereby helping the fund to meet its overall objective.

During the period, the fund’s short ratio was between 20% to 30%; this short positioning was good because the market rallied in several industries and a higher exposure to short positions would have produced even larger losses than the ones sustained by the fund. Note that the fund benefits from short positions when the shorted holdings go down in value, not up.

A case in point was the fund’s short position within the Capital Goods industry; this short position was a primary detractor from relative performance. Short positions in Retail and Technology Hardware also detracted, though to a lesser extent. These industries rallied during the period and, consequently, the fund’s short positions suffered. However, the fund did benefit modestly from its short position in Energy.

Historically, the fund’s long- and short-side positions have tended to be in firms of smaller market capitalization than those in the index, and that was true during the period. The effect on performance of this smaller-firm tilt was positive during this period, because smaller firms were the strongest performers in the index. However, the fund had most of its short positions in firms below $5 billion in market capitalization, and these positions were a significant detractor from relative performance. Additional losses in these smaller firms came from the long-side holdings, which underperformed the index’s stocks. These losses were reduced by the fund’s long-side overweight to this market capitalization group. At the other end of the market capitalization spectrum, the fund’s underweight to the very largest firms, those above $100 billion in market capitalization, helped its return versus the index.

In terms of stock selection, long-side positions that contributed to performance relative to the index were Ford Motor Company and 3Com Corp and Millipore Corp. The fund’s holding in Goldman Sachs Group, Inc. and underweights to General Electric Co. and Apple, Inc. detracted. Major short-side detractors were USG Corp. and Tivo, Inc., while short positions in athenahealth, Inc. and Palm, Inc. aided performance.

As of 4/30/10:

 Statistics

Number of Holdings
Long Holdings	118
Short Positions	55
Weighted Average Market Cap ($ x 1,000,000)
Long Holdings	$28,890
Short Positions	$10,448
Price/Earnings Ratio (P/E)
Long Holdings	17.2
Short Positions	(37.4)
Price/Book Ratio (P/B)
Long Holdings	1.8
Short Positions	2.2
Portfolio Turnover Rate[1]	45%
Portfolio Turnover Rate excluding short sales[1]	66%

 Top Long Holdings % of Net Assets2

International Business Machines Corp.	2.4%
JPMorgan Chase & Co.	2.2%
Intel Corp.	2.0%
Tellabs, Inc.	1.8%
EMCOR Group, Inc.	1.8%
Total	10.2%

 Top Short Holdings % of Net Assets2

O’Reilly Automotive, Inc.	0.8%
USG Corp.	0.8%
Harley-Davidson, Inc.	0.7%
TiVo, Inc.	0.7%
Terex Corp.	0.6%
Total	3.6%

Manager views and portfolio holdings may have changed since the report date.

Certain securities referenced in the above fund managers’ discussion may have been bought or sold during the period, and therefore, may not appear in the Portfolio Holdings.

Source of Sector Classification: S&P and MSCI.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

16 Schwab Active Equity Funds

 Schwab Hedged Equity Fundtm

Performance Summary as of 4/30/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

September 3, 2002 – April 30, 2010
Performance of a Hypothetical
$10,000 Investment1,4

 Average Annual Total Returns1,2,4

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Hedged Equity Fundtm (9/3/02)	11.67%	24.96%	2.84%	6.62%
S&P 500® Index	15.66%	38.84%	2.63%	5.50%
Fund Category: Morningstar Long-Short	3.31%	11.84%	2.18%	3.70%

Fund Expense Ratios3: Net 1.79%; Gross 1.82%

The Hedged Equity Fund’s long positions can decline in value at the same time the value of its shorted stocks increases, thereby increasing the potential for loss. The potential loss associated with short positions is much greater than the original value of the securities sold. The use of borrowing and short sales may cause the fund to have higher expenses than those of equity funds that do not use such techniques.

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	As stated in the prospectus. Includes dividend expense and stock loan fees on securities sold short. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	On September 28, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.

Schwab Active Equity Funds 17

Schwab Financial Services Fund™

The Schwab Financial Services Fund returned 20.17% during the period, while its comparative index, the S&P 1500 SuperComposite Financials Sector Index (the index) returned 17.50%. The fund uses Schwab Equity Ratings (SER) to aid its stock selection. For more information on the fund’s objective and strategy, please see the fund’s prospectus.

Relative to the index, outperformance was attributable to sub-industry allocation and stock selection within the financial services industry, as the use of SER pushed the fund’s allocations and stock selection process into generally favorable areas. Allocations to Regional Banks, Property & Casualty Insurance, and Life & Health Insurance industries were notable contributors to relative performance. Solid stock selection added to fund performance in Thrifts & Mortgage, Regional Banks, Insurance Brokers, Specialized Finance, and Specialized REITs. Industries where allocation and stock selection detracted included Diversified Banks, Investment Banking & Brokerage, Residential REITs, and Data Processing & Outsourced Services.

From a market cap perspective, the fund benefited from underweights to large-cap stocks, which underperformed small-cap stocks during the reporting period. An overweight to firms below $5 billion in market cap was helpful as was the fund’s underweight to firms with market capitalization above $150 billion.

When looking at fund holdings, notable positive contributions relative to the index came from Huntington Bancshares, Inc., and Prudential Financial Inc. The main detractors for the period were Goldman Sachs Group, Inc. and Morgan Stanley. In terms of style, value stocks beat growth stocks during the period and smaller-cap stocks did better than larger-cap stocks. Following in kind, the fund’s overweight to smaller-cap stocks helped relative performance and its leaning toward growth stocks detracted slightly from relative performance.

As of 4/30/10:

 Statistics

Number of Holdings	68
Weighted Average Market Cap ($ x 1,000,000)	$46,765
Price/Earnings Ratio (P/E)	36.8
Price/Book Ratio (P/B)	1.3
Portfolio Turnover[1]	24%

 Industry Weightings % of Investments

Diversified Financials	42.8%
Insurance	23.9%
Banks	18.3%
Real Estate	12.1%
Software & Services	2.0%
Short-Term Investment	0.9%
Total	100.0%

 Top Holdings % Net Assets2

JPMorgan Chase & Co.	6.6%
The Goldman Sachs Group, Inc.	5.1%
Bank of America Corp.	4.6%
Prudential Financial, Inc.	4.0%
Citigroup, Inc.	3.9%
Wells Fargo & Co.	3.8%
American Express Co.	3.7%
MetLife, Inc.	3.3%
The Travelers Cos., Inc.	2.8%
Unum Group	2.7%
Total	40.5%

Manager views and portfolio holdings may have changed since the report date.

Certain securities referenced in the above fund managers’ discussion may have been bought or sold during the period, and therefore, may not appear in the Portfolio Holdings.

Source of Sector Classification: S&P and MSCI.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

18 Schwab Active Equity Funds

 Schwab Financial Services Fundtm

Performance Summary as of 4/30/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

July 3, 2000 – April 30, 2010
Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Financial Services Fundtm (7/3/00)	20.17%	46.58%	-1.37%	3.22%
S&P 1500 SuperComposite Financials Sector Index	17.50%	50.31%	-7.15%	-0.40%
Fund Category: Morningstar Financial Services	15.79%	47.46%	-2.65%	3.53%

Fund Expense Ratios3: Net 0.94%; Gross 0.96%

Since the Financial Services Fund focuses its investments on companies involved in specific sectors, this fund may involve a greater degree of risk than an investment in mutual funds that do not concentrate their investments.

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Active Equity Funds 19

Schwab Health Care Fund™

The Schwab Health Care Fund returned 11.22% for the period, while its comparative index, the Dow Jones Global Health Care Index (the index) returned 8.54%. The fund uses Schwab Equity Ratings (SER) to aid its U.S. stock selection, and uses Schwab’s proprietary international stock research to aid its international stock selection. The fund’s use of SER, which emphasizes factors such as strong fundamentals and attractive valuations, led the fund to invest in smaller-cap, value-oriented stocks in the United States and both of these factors were positive for fund performance. For more information on the fund’s objective and strategy, please see the fund’s prospectus.

The decision to overweight the United States was the strongest contributor in terms of country allocation; stock selection in the United States was also strong. Looking at the international side of the fund’s investments, the fund was significantly underweight to Switzerland, the United Kingdom (U.K.), Japan, and France. This positioning was positive for the fund’s relative performance despite minor losses from stock selection. In contrast, the fund’s underweight to Australia and Israel and its avoidance of India detracted from relative performance.

In terms of allocation and stock selection in specific industries, the fund had positive allocation and stock selection in Pharmaceuticals, Life Sciences Tools & Services, Biotechnology, and Health Care Distributors. Allocation and stock selection in Health Care Equipment detracted. Notable contributors included AmerisourceBergen Corp., Valeant Pharmaceuticals International, and Millipore Corp, which was recently acquired by Merck KGaA. In contrast, the fund’s avoidance of Medtronic, Inc., Celgene Corp., and Intuitive Surgical, Inc., detracted from relative performance.

As of 4/30/10:

 Statistics

Number of Holdings	118
Weighted Average Market Cap ($ x 1,000,000)	$45,181
Price/Earnings Ratio (P/E)	16.1
Price/Book Ratio (P/B)	2.3
Portfolio Turnover[1]	16%

 Industry Weightings % of Investments

Pharmaceuticals, Biotechnology& Life Sciences	63.9%
Healthcare - Services	32.1%
Materials	0.8%
Capital Goods	0.6%
Others	2.6%
Total	100.0%

 Top Holdings % Net Assets2

Johnson &Johnson	6.0%
Pfizer, Inc.	3.9%
Amgen, Inc.	3.7%
Merck & Co., Inc.	3.3%
Abbott Laboratories	3.0%
Thermo Fisher Scientific, Inc.	2.9%
Novartis AG - Reg’d	2.8%
Bristol-Myers Squibb Co.	2.8%
Biogen Idec, Inc.	2.5%
Baxter International, Inc.	2.5%
Total	33.4%

The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.

Manager views and portfolio holdings may have changed since the report date.

Certain securities referenced in the above fund managers’ discussion may have been bought or sold during the period, and therefore, may not appear in the Portfolio Holdings.

Source of Sector Classification: S&P and MSCI.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

20 Schwab Active Equity Funds

 Schwab Health Care Fundtm

Performance Summary as of 4/30/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

July 3, 2000 – April 30, 2010
Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Health Care Fundtm (7/3/00)	11.22%	31.87%	3.95%	4.64%
Dow Jones Global Health Care Index*	8.54%	32.59%	3.41%	1.84%
S&P 1500 SuperComposite Health Care Sector Index**	12.66%	32.73%	2.39%	1.24%
Fund Category: Morningstar Health Care	16.52%	36.09%	5.05%	2.75%

Fund Expense Ratios3: Net 0.82%; Gross 0.84%

Since the Health Care Fund focuses its investments on companies involved in specific sectors, this fund may involve a greater degree of risk than an investment in mutual funds that do not concentrate their investments.

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

*	Effective July 1, 2009, the fund uses the Dow Jones Global Health Care Index as its comparative index. The fund selected this index because the fund’s investment adviser believes that it is a more accurate index for comparing fund performance.
**	This index was used as the fund’s comparative index until June 30, 2009.
[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Active Equity Funds 21

Schwab® International Core Equity Fund

The Schwab International Core Equity Fund returned 2.75% for the period, while its comparative index, the MSCI EAFE Index (Gross) (the index), returned 2.68%.

Stock selection was positive in several sectors during the period, including Consumer Discretionary, Energy, Industrials, Information Technology, and Utilities. One of the fund’s Energy holdings, that was not held in the index, TGS-NOPEC Geophysical Company, was a solid contributor to relative performance as was the fund’s avoidance of Toyota Motor Corp. On the negative side, stock selection detracted from performance in Consumer Staples, Financials, Health Care, Materials, and Telecommunication Services. Sigma Pharmaceuticals, a small-cap company in Australia, was a notable detractor in Health Care. Likewise, the fund’s overweight to Japan’s NHK Spring Co., Ltd. also detracted.

The fund’s underweight to Consumer Discretionary and Utilities was a minor detractor from relative performance, as was the overweight to the Health Care sector. Within Financials, the fund’s overall underweight helped relative performance; this was especially true for the underweight to banks in particular.

Holdings in companies with market capitalizations of $5 billion or less hurt the fund’s relative performance, despite the positive effect of allocation in this market-cap category. In contrast, solid stock selection more than compensated for the negative effect of allocation in companies with market capitalization between $5 billion and $25 billion. In the higher $100 billion to $150 billion range, allocation counteracted the negative effect of the fund’s holdings for a net gain.

From a regional perspective, the underweight to Europe and solid stock selection in Europe were two of the main contributors to the fund’s slight outperformance. Stocks that were not held by the index, but that aided performance, included IMI plc, Britvic plc, and International Personal Finance, all in the United Kingdom. On the other hand, poor stock selection in Japan and Australia detracted, with Australia’s Sigma Pharmaceuticals being the significant detractor.

As of 4/30/10:
 Country Weightings % of Investments

Japan	25.8%

United Kingdom	19.3%

Germany	7.4%

France	6.2%

Spain	5.6%

Australia	5.3%

Switzerland	4.6%

Italy	3.7%

Hong Kong	3.1%

Other Countries	19.0%

Total	100.0%

 Statistics

Number of Holdings	214
Weighted Average Market Cap ($ x 1,000,000)	$31,387
Price/Earnings Ratio (P/E)	44.4
Price/Book Ratio (P/B)	1.3
Portfolio Turnover Rate[1,2]	46%

 Sector Weightings % of Investments

Financials	22.5%
Industrials	14.3%
Materials	11.2%
Consumer Staples	9.9%
Consumer Discretionary	9.5%
Health Care	9.2%
Energy	6.7%
Telecommunication Services	5.5%
Utilities	5.0%
Information Technology	5.0%
Other	1.2%
Total	100.0%

 Top Holdings % Net Assets3

BP plc	1.8%
BHP Billiton Ltd.	1.7%
Vodafone Group plc	1.6%
Novartis AG - Reg’d	1.5%
Banco Santander S.A.	1.5%
Nestle S.A. - Reg’d	1.4%
Royal Dutch Shell plc, B Share	1.3%
E.ON AG	1.2%
Telefonica S.A.	1.2%
Sanofi-Aventis	1.2%
Total	14.4%

Manager views and portfolio holdings may have changed since the report date.

The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.

Certain securities referenced in the above fund managers’ discussion may have been bought or sold during the period, and therefore, may not appear in the Portfolio Holdings.

Source of Sector Classification: S&P and MSCI.

Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	Not annualized.
[2]	Portfolio turnover excludes the impact of investment activity resulting from a merger with another fund (see financial note 11).

22 Schwab Active Equity Funds

 Schwab® International Core Equity Fund

Performance Summary as of 4/30/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

May 30, 2008 – April 30, 2010
Performance of a Hypothetical
$10,000 Investment1,5

 Total Returns1,2,5

Fund and Inception Date	6 Months	1 Year	Since Inception

Fund: Schwab® International Core Equity Fund (5/30/08)	2.75%	35.20%	-13.46%
MSCI EAFE Index®(Gross)*	2.68%	35.02%	-12.54%
Fund Category: Morningstar Foreign Large-Cap Blend	4.94%	35.48%	-13.84%

Fund Expense Ratios3: Net 0.86%; Gross 1.46%

 Style Assessment4

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

*	The Morgan Stanley Capital International Europe, Australasia, Far East Index (Gross) (MSCI EAFE Index®) is a free float-adjusted market capitalization index that is designed to measure market equity performance in 22 developed market countries, excluding the U.S. and Canada. Investors cannot invest directly in any index and index figures do not include trading and management costs.
[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 4/30/10, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.
[5]	On October 7, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares. On December 3, 2009, the Laudus Rosenberg International Equity Fund merged into the fund.

Schwab Active Equity Funds 23

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees, and ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2009 and held through April 30, 2010.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 11/1/09	at 4/30/10	11/1/09–4/30/10

Schwab Premier Equity Fund®
Actual Return	1.03%	$1,000	$1,156.70	$5.51
Hypothetical 5% Return	1.03%	$1,000	$1,019.69	$5.16

Schwab Core Equity Fundtm
Actual Return	0.75%	$1,000	$1,139.00	$3.98
Hypothetical 5% Return	0.75%	$1,000	$1,021.08	$3.76

Schwab Dividend Equity Fundtm
Actual Return	0.90%	$1,000	$1,139.80	$4.77
Hypothetical 5% Return	0.90%	$1,000	$1,020.33	$4.51

Schwab Large-Cap Growth Fundtm
Actual Return	1.00%	$1,000	$1,140.70	$5.31
Hypothetical 5% Return	1.00%	$1,000	$1,019.84	$5.01

Schwab Small-Cap Equity Fundtm
Actual Return	1.13%	$1,000	$1,269.30	$6.36
Hypothetical 5% Return	1.13%	$1,000	$1,019.19	$5.66

Schwab Hedged Equity Fundtm
Actual Return	1.79%	$1,000	$1,116.70	$9.39
Hypothetical 5% Return	1.79%	$1,000	$1,015.92	$8.95

Schwab Financial Services Fundtm
Actual Return	0.95%	$1,000	$1,201.70	$5.19
Hypothetical 5% Return	0.95%	$1,000	$1,020.08	$4.76

Schwab Health Care Fundtm
Actual Return	0.83%	$1,000	$1,112.20	$4.35
Hypothetical 5% Return	0.83%	$1,000	$1,020.68	$4.16

Schwab® International Core Equity Fund
Actual Return	0.87%	$1,000	$1,027.50	$4.37
Hypothetical 5% Return	0.87%	$1,000	$1,020.48	$4.36

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.

24 Schwab Active Equity Funds

Schwab Premier Equity Fund®

Financial Statements

Financial Highlights

	11/1/09–		11/1/08[1]–	11/1/07–	11/1/06–	11/1/05–	3/21/05[2]–
	4/30/10*		10/31/09	10/31/08	10/31/07	10/31/06	10/31/05

Per-Share Data ($)

Net asset value at beginning of period	8.46		8.05	14.01	12.51	10.71	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.02		0.04	0.06	0.04	0.02	0.03
Net realized and unrealized gains (losses)	1.30		0.43	(5.11)	1.48	1.83	0.68

Total from investment operations	1.32		0.47	(5.05)	1.52	1.85	0.71
Less distributions:
Distributions from net investment income	(0.05)		(0.06)	(0.05)	(0.02)	(0.05)	—
Distributions from net realized gains	—		—	(0.86)	—	—	—

Total distributions	(0.05)		(0.06)	(0.91)	(0.02)	(0.05)	—

Net asset value at end of period	9.73		8.46	8.05	14.01	12.51	10.71

Total return (%)	15.67	[3]	6.01	(38.32)	12.20	17.28	7.10	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.03	[4,5]	1.04 [6]	1.02	1.01	1.02	0.68	[4]
Gross operating expenses	1.05	[4]	1.04	1.02	1.01	1.03	1.08	[4]
Net investment income (loss)	0.39	[4]	0.54	0.50	0.32	0.17	0.63	[4]
Portfolio turnover rate	36	[3]	98	92	72	73	33	[3]
Net assets, end of period ($ x 1,000,000)	335		365	441	983	857	481

* Unaudited.
1 Effective September 28, 2009, the Investor Shares class and the Select Shares class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Commencement of operations.
3 Not annualized.
4 Annualized.
5 The ratio of net operating expenses would have been 1.02%, if certain non-routine expenses had not been incurred.
6 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended October 31, 2009 is a blended rate.

See financial notes 25

 Schwab Premier Equity Fund

Portfolio Holdings as of April 30, 2010 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

98.6%	Common Stock	269,537,148	330,547,355
1.3%	Other Investment Company	4,468,989	4,468,989
0.1%	Short-Term Investment	304,940	304,943

100.0%	Total Investments	274,311,077	335,321,287
0.0%	Other Assets and Liabilities, Net		102,834

100.0%	Total Net Assets		335,424,121

	Number	Value
Security	of Shares	($)

Common Stock 98.6% of net assets

Automobiles & Components 0.5%
Ford Motor Co. *	125,000	1,627,500

Banks 4.5%
First Horizon National Corp. *	240,000	3,396,000
Huntington Bancshares, Inc.	590,000	3,994,300
PNC Financial Services Group, Inc.	50,000	3,360,500
Wells Fargo & Co.	125,000	4,138,750

		14,889,550

Capital Goods 9.7%
Aircastle Ltd.	40,000	480,400
Cubic Corp.	40,000	1,492,400
Eaton Corp.	40,000	3,086,400
Emcor Group, Inc. *	130,000	3,712,800
EnerSys *	150,000	3,882,000
General Electric Co.	240,000	4,526,400
The Timken Co.	105,000	3,693,900
Tyco International Ltd.	100,000	3,879,000
United Technologies Corp.	50,000	3,747,500
URS Corp. *	77,500	3,979,625

		32,480,425

Commercial & Professional Supplies 1.2%
R.R. Donnelley & Sons Co.	190,000	4,083,100

Consumer Durables & Apparel 2.6%
Carter’s, Inc. *	100,000	3,222,000
Jarden Corp.	55,000	1,766,600
Whirlpool Corp.	35,000	3,810,450

		8,799,050

Consumer Services 2.3%
Panera Bread Co., Class A *	47,500	3,702,150
Service Corp. International	125,000	1,122,500
Starbucks Corp.	115,000	2,987,700

		7,812,350

Diversified Financials 5.5%
Bank of America Corp.	225,000	4,011,750
Discover Financial Services	265,000	4,096,900
First Cash Financial Services, Inc. *	22,500	496,350
JPMorgan Chase & Co.	100,000	4,258,000
PHH Corp. *	100,000	2,269,000
The Goldman Sachs Group, Inc.	23,000	3,339,600

		18,471,600

Energy 12.5%
Anadarko Petroleum Corp.	60,000	3,729,600
ConocoPhillips	75,000	4,439,250
El Paso Corp.	350,000	4,235,000
Murphy Oil Corp.	70,000	4,210,500
Nabors Industries Ltd. *	165,000	3,559,050
National-Oilwell Varco, Inc.	90,000	3,962,700
Occidental Petroleum Corp.	50,000	4,433,000
SEACOR Holdings, Inc. *	25,000	2,104,250
Spectra Energy Corp.	150,000	3,501,000
The Williams Cos., Inc.	175,000	4,131,750
World Fuel Services Corp.	130,000	3,695,900

		42,002,000

Food & Staples Retailing 3.6%
Costco Wholesale Corp.	50,000	2,954,000
The Andersons, Inc.	50,000	1,807,000
Wal-Mart Stores, Inc.	57,500	3,084,875
Whole Foods Market, Inc. *	105,000	4,097,100

		11,942,975

Food, Beverage & Tobacco 4.7%
Archer-Daniels-Midland Co.	125,000	3,492,500
ConAgra Foods, Inc.	160,000	3,915,200
Del Monte Foods Co.	250,000	3,735,000
Sara Lee Corp.	150,000	2,133,000
Tyson Foods, Inc., Class A	125,000	2,448,750

		15,724,450

Health Care Equipment & Services 5.2%
Cardinal Health, Inc.	75,000	2,601,750
DaVita, Inc. *	25,000	1,560,750
Hospira, Inc. *	75,000	4,034,250
Integra LifeSciences Holdings *	30,000	1,362,900
McKesson Corp.	65,000	4,212,650
Omnicare, Inc.	135,000	3,751,650

		17,523,950

26 See financial notes

 Schwab Premier Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Household & Personal Products 1.5%
Nu Skin Enterprises, Inc., Class A	60,000	1,803,600
The Estee Lauder Cos., Inc., Class A	50,000	3,296,000

		5,099,600

Insurance 4.6%
Aflac, Inc.	50,000	2,548,000
Prudential Financial, Inc.	75,000	4,767,000
The Travelers Cos., Inc.	75,000	3,805,500
Unum Group	170,000	4,159,900

		15,280,400

Materials 4.1%
Bemis Co., Inc.	85,000	2,584,850
Celanese Corp., Series A	75,000	2,399,250
International Paper Co.	125,000	3,342,500
MeadWestvaco Corp.	145,000	3,939,650
Solutia, Inc. *	80,000	1,408,000

		13,674,250

Media 1.7%
The New York Times Co., Class A *	225,000	2,232,000
Viacom Inc., Class B *	100,000	3,533,000

		5,765,000

Pharmaceuticals, Biotechnology & Life Sciences 5.6%
Bio-Rad Laboratories, Inc., Class A *	15,000	1,675,350
Biogen Idec, Inc. *	70,000	3,727,500
Cephalon, Inc. *	45,000	2,889,000
Johnson & Johnson	60,000	3,858,000
Valeant Pharmaceuticals International *	65,000	2,925,000
Watson Pharmaceuticals, Inc. *	87,500	3,746,750

		18,821,600

Real Estate 0.4%
Public Storage	15,000	1,453,650

Retailing 4.5%
Rent-A-Center, Inc. *	100,000	2,582,000
The Gap, Inc.	170,000	4,204,100
The Home Depot, Inc.	110,000	3,877,500
The TJX Cos., Inc.	97,500	4,518,150

		15,181,750

Semiconductors & Semiconductor Equipment 2.0%
Diodes, Inc. *	45,000	966,150
Fairchild Semiconductor International, Inc. *	125,000	1,402,500
Marvell Technology Group Ltd. *	100,000	2,065,000
ON Semiconductor Corp. *	275,000	2,183,500

		6,617,150

Software & Services 7.7%
Broadridge Financial Solutions, Inc.	135,000	3,214,350
CA, Inc.	150,000	3,421,500
Computer Sciences Corp. *	75,000	3,929,250
EarthLink, Inc.	350,000	3,157,000
International Business Machines Corp.	33,000	4,257,000
Oracle Corp.	125,000	3,230,000
Symantec Corp. *	150,000	2,515,500
TeleTech Holdings, Inc. *	125,000	2,068,750

		25,793,350

Technology Hardware & Equipment 9.7%
Apple, Inc. *	19,000	4,961,280
Avnet, Inc. *	70,000	2,237,900
AVX Corp.	85,000	1,313,250
Cisco Systems, Inc. *	160,000	4,307,200
EMC Corp. *	225,000	4,277,250
Hewlett-Packard Co.	77,500	4,027,675
Ingram Micro, Inc., Class A *	215,000	3,904,400
SYNNEX Corp. *	55,000	1,508,100
Tech Data Corp. *	85,000	3,646,500
Tellabs, Inc.	250,000	2,270,000

		32,453,555

Telecommunication Services 1.2%
Telephone & Data Systems, Inc.	115,000	3,985,900

Transportation 1.6%
Alaska Air Group, Inc. *	65,000	2,691,650
Union Pacific Corp.	35,000	2,648,100

		5,339,750

Utilities 1.7%
DTE Energy Co.	85,000	4,094,450
NiSource, Inc.	100,000	1,630,000

		5,724,450

Total Common Stock
(Cost $269,537,148)		330,547,355

Other Investment Company 1.3% of net assets

Money Fund 1.3%
State Street Institutional Liquid Reserves Fund - Institutional Class	4,468,989	4,468,989

Total Other Investment Company
(Cost $4,468,989)		4,468,989

See financial notes 27

 Schwab Premier Equity Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.1% of net assets

U.S. Treasury Obligation 0.1%
U.S. Treasury Bill
0.15%, 06/17/10 (a)	305,000	304,943

Total Short-Term Investment
(Cost $304,940)		304,943

End of Investments.

At 04/30/10, the tax basis cost of the fund’s investments was $274,790,901 and the unrealized appreciation and depreciation were $65,982,606 and ($5,452,220), respectively, with a net unrealized appreciation of $60,530,386.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.

In addition to the above, the fund held the following at 04/30/10.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

S&P 500 Index, e-mini, Long, expires 06/18/10	35	2,070,950	65,389

28 See financial notes

 Schwab Premier Equity Fund

Statement of
Assets and Liabilities
As of April 30, 2010; unaudited.

Assets

Investments, at value (cost $274,311,077)		$335,321,287
Receivables:
Investments sold		2,193,708
Dividends		188,925
Fund shares sold		41,415
Interest		255
Prepaid expenses	+	5,086

Total assets		337,750,676

Liabilities

Payables:
Investments bought		1,976,250
Investment adviser and administrator fees		20,221
Shareholder services fees		18,046
Fund shares redeemed		224,898
Due to brokers for futures		38,325
Accrued expenses	+	48,815

Total liabilities		2,326,555

Net Assets

Total assets		337,750,676
Total liabilities	−	2,326,555

Net assets		$335,424,121

Net Assets by Source
Capital received from investors		483,154,927
Net investment income not yet distributed		216,297
Net realized capital losses		(209,024,029)
Net unrealized capital gains		61,076,926

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$335,424,121		34,469,360		$9.73

See financial notes 29

 Schwab Premier Equity Fund

Statement of
Operations
For November 1, 2009 through April 30, 2010; unaudited.

Investment Income

Dividends		$2,479,294
Interest	+	2,486

Total investment income		2,481,780

Expenses

Investment adviser and administrator fees		1,279,057
Shareholder service fees		438,033
Shareholder reports		24,716
Portfolio accounting fees		22,615
Transfer agent fees		20,636
Professional fees		17,689
Registration fees		11,158
Custodian fees		8,027
Trustees’ fees		3,927
Interest expense		234
Other expenses	+	15,880

Total expenses		1,841,972
Expense reduction by adviser and Schwab	−	42,277

Net expenses	−	1,799,695

Net investment income		682,085

Realized and Unrealized Gains (Losses)

Net realized gains on investments		15,821,250
Net realized gains on futures contracts	+	231,617

Net realized gains		16,052,867
Net unrealized gains on investments		35,144,658
Net unrealized gains on futures contracts	+	127,995

Net unrealized gains	+	35,272,653

Net realized and unrealized gains		51,325,520

Increase in net assets resulting from operations		$52,007,605

30 See financial notes

 Schwab Premier Equity Fund

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/09-4/30/10			11/1/08-10/31/09
Net investment income		$682,085	$2,940,070
Net realized gains (losses)		16,052,867	(169,665,558)
Net unrealized gains	+	35,272,653	191,228,758

Increase in net assets from operations		52,007,605	24,503,270

Distributions to Shareholders[1]

Distributions from net investment income
Investor Shares		—	1,201,492
Select Shares	+	2,109,100	3,171,455

Total distributions from net investment income		2,109,100	4,372,947

Distributions from net realized gains

Transactions in Fund Shares1

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		—	$—	537,800	$3,885,575
Select Shares	+	372,504	3,421,080	28,808,115	240,889,216

Total shares sold		372,504	$3,421,080	29,345,915	$244,774,791

Shares Reinvested
Investor Shares		—	$—	154,499	$1,098,486
Select Shares	+	200,408	1,815,695	256,112	1,818,394

Total shares reinvested		200,408	$1,815,695	410,611	$2,916,880

Shares Redeemed
Investor Shares		—	$—	(33,190,137)	($274,028,187)
Select Shares	+	(9,289,065)	(84,867,025)	(40,598,073)	(330,274,329)

Total shares redeemed		(9,289,065)	($84,867,025)	(73,788,210)	($604,302,516)

Net transactions in fund shares		(8,716,153)	($79,630,250)	(44,031,684)	($356,610,845)

Shares Outstanding and Net Assets

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		43,185,513	$365,155,866	87,217,197	$701,636,388
Total decrease	+	(8,716,153)	(29,731,745)	(44,031,684)	(336,480,522)

End of period		34,469,360	$335,424,121	43,185,513	$365,155,866

Net investment income not yet distributed			$216,297		$1,643,312

[1]	Effective September 28, 2009, all outstanding Investor Shares (20,838,761 shares valued at $183,647,836) combined with Select Shares, resulting in a single class of shares of the fund.

See financial notes 31

Schwab Core Equity Fund™

Financial Statements

Financial Highlights

	11/1/09–		11/1/08–	11/1/07–	11/1/06–	11/1/05–	11/1/04–
	4/30/10*		10/31/09	10/31/08	10/31/07	10/31/06	10/31/05

Per-Share Data ($)

Net asset value at beginning of period	14.26		13.43	20.49	18.40	15.81	13.81

Income (loss) from investment operations:
Net investment income (loss)	0.08		0.17	0.23	0.16	0.10	0.13
Net realized and unrealized gains (losses)	1.89		0.88	(7.06)	2.35	2.58	2.03

Total from investment operations	1.97		1.05	(6.83)	2.51	2.68	2.16
Less distributions:
Distributions from net investment income	(0.15)		(0.22)	(0.18)	(0.10)	(0.09)	(0.16)
Distributions from net realized gains	—		—	(0.05)	(0.32)	—	—

Total distributions	(0.15)		(0.22)	(0.23)	(0.42)	(0.09)	(0.16)

Net asset value at end of period	16.08		14.26	13.43	20.49	18.40	15.81

Total return (%)	13.90	[1]	8.11	(33.71)	13.88	17.02	15.74

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.75	[2]	0.75	0.75	0.75	0.75	0.75
Gross operating expenses	0.75	[2]	0.78	0.78	0.78	0.81	0.85
Net investment income (loss)	1.06	[2]	1.39	1.28	0.91	0.63	0.93
Portfolio turnover rate	22	[1]	41 [3]	35	18	42	48
Net assets, end of period ($ x 1,000,000)	1,950		1,770	1,449	2,133	1,125	547

* Unaudited.
1 Not annualized.
2 Annualized
3 Portfolio turnover excludes the impact of investment activity resulting from a merger with another fund (See financial note 11).

32 See financial notes

 Schwab Core Equity Fund

Portfolio Holdings as of April 30, 2010 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

98.9%	Common Stock	1,659,445,469	1,930,025,753
0.8%	Other Investment Company	14,724,445	14,724,445
0.1%	Short-Term Investment	1,714,664	1,714,678

99.8%	Total Investments	1,675,884,578	1,946,464,876
0.2%	Collateral Invested for Securities on Loan	4,652,949	4,652,949
0.0%	Other Assets and Liabilities, Net		(913,295)

100.0%	Total Net Assets		1,950,204,530

	Number	Value
Security	of Shares	($)

Common Stock 98.9% of net assets

Automobiles & Components 0.5%
Ford Motor Co. *	740,000	9,634,800

Banks 3.4%
Commerce Bancshares, Inc.	90,000	3,727,800
Fifth Third Bancorp	30,327	452,176
First Horizon National Corp. *	18,249	258,223
Huntington Bancshares, Inc.	900,000	6,093,000
PNC Financial Services Group, Inc.	350,000	23,523,500
Wells Fargo & Co.	995,000	32,944,450

		66,999,149

Capital Goods 7.4%
Deere & Co.	100,000	5,982,000
Dover Corp.	10,750	561,365
Eaton Corp.	200,000	15,432,000
General Dynamics Corp.	50,110	3,826,400
General Electric Co.	1,600,000	30,176,000
ITT Corp.	130,000	7,224,100
L-3 Communications Holdings, Inc.	75,000	7,017,750
Northrop Grumman Corp.	220,450	14,953,123
Oshkosh Corp. *	100,000	3,862,000
Owens Corning, Inc. *	100,000	3,478,000
Parker Hannifin Corp.	70,000	4,842,600
Raytheon Co.	460,000	26,818,000
The Timken Co.	70,000	2,462,600
United Technologies Corp.	200,000	14,990,000
URS Corp. *	52,500	2,695,875

		144,321,813

Commercial & Professional Supplies 2.0%
Avery Dennison Corp.	551,000	21,505,530
Equifax, Inc.	65,000	2,184,000
R.R. Donnelley & Sons Co.	715,000	15,365,350

		39,054,880

Consumer Durables & Apparel 0.6%
Jarden Corp.	135,000	4,336,200
Polo Ralph Lauren Corp.	85,000	7,641,500

		11,977,700

Consumer Services 2.6%
Darden Restaurants, Inc.	300,000	13,425,000
McDonald’s Corp.	300,000	21,177,000
Starbucks Corp.	590,000	15,328,200

		49,930,200

Diversified Financials 8.2%
Affiliated Managers Group, Inc. *	25,000	2,104,500
AmeriCredit Corp. *	100,000	2,394,000
Ameriprise Financial, Inc.	128,000	5,934,080
Bank of America Corp.	1,935,000	34,501,050
Capital One Financial Corp.	75,000	3,255,750
Discover Financial Services	672,050	10,389,893
JPMorgan Chase & Co.	1,463,540	62,317,533
Lazard Ltd., Class A	205,000	7,925,300
State Street Corp.	100,000	4,350,000
The Goldman Sachs Group, Inc.	180,979	26,278,151

		159,450,257

Energy 11.8%
Anadarko Petroleum Corp.	539,600	33,541,536
Cameron International Corp. *	10,400	410,384
ConocoPhillips	445,900	26,392,821
El Paso Corp.	590,000	7,139,000
Exxon Mobil Corp.	300,000	20,355,000
FMC Technologies, Inc. *	85,000	5,753,650
Hess Corp.	50,000	3,177,500
Murphy Oil Corp.	226,365	13,615,855
Nabors Industries Ltd. *	350,000	7,549,500
National-Oilwell Varco, Inc.	427,950	18,842,639
Occidental Petroleum Corp.	464,490	41,181,683
Peabody Energy Corp.	355,000	16,585,600
The Williams Cos., Inc.	1,010,000	23,846,100
Valero Energy Corp.	550,000	11,434,500

		229,825,768

Food & Staples Retailing 1.7%
Wal-Mart Stores, Inc.	630,000	33,799,500

See financial notes 33

 Schwab Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Food, Beverage & Tobacco 5.5%
Archer-Daniels-Midland Co.	595,000	16,624,300
Coca-Cola Enterprises, Inc.	345,000	9,566,850
ConAgra Foods, Inc.	500,000	12,235,000
Constellation Brands, Inc., Class A *	200,000	3,654,000
Del Monte Foods Co.	250,000	3,735,000
General Mills, Inc.	433,950	30,888,561
H.J. Heinz Co.	118,350	5,547,064
Kraft Foods, Inc., Class A	250,000	7,400,000
Tyson Foods, Inc., Class A	925,000	18,120,750

		107,771,525

Health Care Equipment & Services 4.3%
AmerisourceBergen Corp.	150,000	4,627,500
Baxter International, Inc.	175,000	8,263,500
Beckman Coulter, Inc.	29,650	1,850,160
Becton Dickinson & Co.	123,110	9,401,911
Cardinal Health, Inc.	190,000	6,591,100
CIGNA Corp.	101,760	3,262,425
Community Health Systems, Inc. *	11,880	485,417
Express Scripts, Inc. *	165,999	16,621,480
Hologic, Inc. *	125,000	2,233,750
Humana, Inc. *	287,240	13,132,613
McKesson Corp.	57,150	3,703,891
Medtronic, Inc.	15,700	685,933
Omnicare, Inc.	300,000	8,337,000
Teleflex, Inc.	4,265	261,530
UnitedHealth Group, Inc.	175,000	5,304,250

		84,762,460

Household & Personal Products 2.0%
The Estee Lauder Cos., Inc., Class A	75,000	4,944,000
The Procter & Gamble Co.	544,389	33,839,220

		38,783,220

Insurance 3.9%
American Financial Group, Inc.	79,290	2,333,505
Loews Corp.	90,000	3,351,600
MetLife, Inc.	386,820	17,631,256
PartnerRe Ltd.	3,950	306,441
Prudential Financial, Inc.	241,090	15,323,680
The Chubb Corp.	152,660	8,071,134
The Travelers Cos., Inc.	582,940	29,578,376

		76,595,992

Materials 3.3%
Ashland, Inc.	300,000	17,868,000
Ball Corp.	100,000	5,321,000
Celanese Corp., Series A	220,000	7,037,800
Crown Holdings, Inc. *	85,000	2,210,000
International Paper Co.	627,155	16,770,125
Owens-Illinois, Inc. *	138,710	4,915,882
Sonoco Products Co.	326,650	10,821,915

		64,944,722

Media 1.6%
Comcast Corp., Class A	425,000	8,389,500
Liberty Global, Inc., Series A *	350,000	9,593,500
Omnicom Group, Inc.	88,050	3,756,213
Time Warner, Inc.	276,666	9,152,111

		30,891,324

Pharmaceuticals, Biotechnology & Life Sciences 8.4%
Abbott Laboratories	170,000	8,697,200
Allergan, Inc.	100,000	6,369,000
Amgen, Inc. *	250,000	14,340,000
Bristol-Myers Squibb Co.	375,000	9,483,750
Cephalon, Inc. *	245,000	15,729,000
Eli Lilly & Co.	122,505	4,284,000
Forest Laboratories, Inc. *	350,000	9,541,000
Johnson & Johnson	200,000	12,860,000
Life Technologies Corp. *	271,637	14,861,260
Merck & Co., Inc.	317,080	11,110,483
Millipore Corp. *	92,437	9,812,188
Mylan, Inc. *	100,000	2,203,000
Pfizer, Inc.	1,000,000	16,720,000
Thermo Fisher Scientific, Inc. *	85,400	4,720,912
Valeant Pharmaceuticals International *	120,000	5,400,000
Varian, Inc. *	9,635	498,997
Watson Pharmaceuticals, Inc. *	405,000	17,342,100

		163,972,890

Real Estate 2.2%
Digital Realty Trust, Inc. (b)	50,000	2,935,000
Equity Residential	400,000	18,108,000
Public Storage	225,000	21,804,750

		42,847,750

Retailing 4.8%
Amazon.com, Inc. *	120,000	16,447,200
Best Buy Co., Inc.	21,715	990,204
Family Dollar Stores, Inc.	410,000	16,219,600
J.C. Penney Co., Inc.	50,000	1,458,500
Macy’s, Inc.	322,401	7,479,703
Sears Holdings Corp. (b)*	30,000	3,628,500
Target Corp.	175,000	9,952,250
The Gap, Inc.	770,000	19,042,100
The Home Depot, Inc.	200,000	7,050,000
The Sherwin-Williams Co.	70,000	5,464,900
The TJX Cos., Inc.	125,000	5,792,500

		93,525,457

Semiconductors & Semiconductor Equipment 2.3%
Intel Corp.	754,685	17,229,459
LSI Corp. *	600,000	3,612,000
Marvell Technology Group Ltd. *	425,000	8,776,250
Micron Technology, Inc. *	200,000	1,870,000
ON Semiconductor Corp. *	291,011	2,310,627
Texas Instruments, Inc.	400,000	10,404,000

		44,202,336

34 See financial notes

 Schwab Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Software & Services 10.4%
BMC Software, Inc. *	510,640	20,098,790
CA, Inc.	650,000	14,826,500
Computer Sciences Corp. *	300,000	15,717,000
Google, Inc., Class A *	30,892	16,231,893
International Business Machines Corp.	540,000	69,660,000
Microsoft Corp.	845,000	25,806,300
Oracle Corp.	689,800	17,824,432
Symantec Corp. *	1,375,900	23,073,843

		203,238,758

Technology Hardware & Equipment 7.6%
Apple, Inc. *	180,035	47,010,739
Avnet, Inc. *	86,050	2,751,018
Cisco Systems, Inc. *	500,000	13,460,000
EMC Corp. *	200,000	3,802,000
Hewlett-Packard Co.	1,200,000	62,364,000
Western Digital Corp. *	220,000	9,039,800
Xerox Corp.	844,533	9,205,410

		147,632,967

Telecommunication Services 1.5%
AT&T, Inc.	982,420	25,601,865
Telephone & Data Systems, Inc.	135,290	4,689,152

		30,291,017

Transportation 1.4%
FedEx Corp.	165,000	14,851,650
Ryder System, Inc.	100,000	4,652,000
Union Pacific Corp.	99,800	7,550,868

		27,054,518

Utilities 1.5%
Constellation Energy Group, Inc.	150,000	5,302,500
NiSource, Inc.	275,000	4,482,500
NRG Energy, Inc. *	775,000	18,731,750

		28,516,750

Total Common Stock
(Cost $1,659,445,469)		1,930,025,753

Other Investment Company 0.8% of net assets

Money Fund 0.8%
State Street Institutional Liquid Reserves Fund - Institutional Class	14,724,445	14,724,445

Total Other Investment Company
(Cost $14,724,445)		14,724,445

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.1% of net assets

U.S. Treasury Obligation 0.1%
U.S. Treasury Bill
0.15%, 06/17/10 (a)	1,715,000	1,714,678

Total Short-Term Investment
(Cost $1,714,664)		1,714,678

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.2% of net assets

State Street Navigator Security Lending Prime Portfolio	4,652,949	4,652,949

Total Collateral Invested for Securities on Loan
(Cost $4,652,949)		4,652,949

End of collateral invested for securities on loan.

At 04/30/10, the tax basis cost of the fund’s investments was $1,680,048,176 and the unrealized appreciation and depreciation were $319,092,235 and ($52,675,535), respectively, with a net unrealized appreciation of $266,416,700.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	All or a portion of this security is on loan.

In addition to the above, the fund held the following at 04/30/10.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

S&P 500 Index, e-mini, Long, expires 06/18/10	255	15,088,350	476,404

See financial notes 35

 Schwab Core Equity Fund

Statement of
Assets and Liabilities
As of April 30, 2010; unaudited.

Assets

Investments, at value including securities on loan of $4,554,892 (cost $1,675,884,578)		$1,946,464,876
Collateral invested for securities on loan		4,652,949
Receivables:
Investments sold		2,469,446
Dividends		1,659,740
Fund shares sold		1,496,660
Foreign tax reclaims		7,139
Interest		1,829
Income from securities on loan		5,638
Prepaid expenses	+	21,716

Total assets		1,956,779,993

Liabilities

Collateral held for securities on loan		4,652,949
Payables:
Investment adviser and administrator fees		98,655
Shareholder services fees		179,577
Fund shares redeemed		1,241,150
Due to brokers for futures		279,225
Accrued expenses	+	123,907

Total liabilities		6,575,463

Net Assets

Total assets		1,956,779,993
Total liabilities	−	6,575,463

Net assets		$1,950,204,530

Net Assets by Source
Capital received from investors		2,040,538,319
Net investment income not yet distributed		5,163,046
Net realized capital losses		(366,553,549)
Net unrealized capital gains		271,056,714

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$1,950,204,530		121,245,738		$16.08

36 See financial notes

 Schwab Core Equity Fund

Statement of
Operations
For November 1, 2009 through April 30, 2010; unaudited.

Investment Income

Dividends (net of foreign withholding taxes of $102)		$16,830,098
Interest		25,717
Securities on loan	+	75,099

Total investment income		16,930,914

Expenses

Investment adviser and administrator fees		4,405,261
Shareholder service fees		2,343,224
Shareholder reports		102,978
Transfer agent fees		54,328
Portfolio accounting fees		36,137
Professional fees		22,834
Registration fees		19,828
Custodian fees		16,704
Trustees’ fees		9,222
Other expenses	+	65,190

Total expenses		7,075,706
Expense reduction by adviser and Schwab	−	54,328
Custody credits	−	20

Net expenses	−	7,021,358

Net investment income		9,909,556

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(20,261,398)
Net realized gains on futures contracts		4,332,205
Net realized losses on foreign currency transactions	+	(20)

Net realized losses		(15,929,213)
Net unrealized gains on investments		248,183,117
Net unrealized losses on foreign currency translations		(8)
Net unrealized gains on futures contracts	+	1,553,579

Net unrealized gains	+	249,736,688

Net realized and unrealized gains		233,807,475

Increase in net assets resulting from operations		$243,717,031

See financial notes 37

 Schwab Core Equity Fund

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/09-4/30/10			11/1/08-10/31/09
Net investment income		$9,909,556	$20,173,427
Net realized losses		(15,929,213)	(240,655,967)
Net unrealized gains	+	249,736,688	343,278,172

Increase in net assets from operations		243,717,031	122,795,632

Distributions to Shareholders

Distributions from net investment income		$18,916,913	$23,929,574

Transactions in Fund Shares1

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares sold		9,090,851	$139,778,708	42,696,626	$549,399,448
Issued in connection with merger		—	—	5,664,042	69,312,019
Shares reinvested		668,253	10,164,135	1,386,104	16,785,719
Shares redeemed	+	(12,609,368)	(194,318,267)	(33,561,227)	(413,746,879)

Net transactions in fund shares		(2,850,264)	($44,375,424)	16,185,545	$221,750,307

Shares Outstanding and Net Assets

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		124,096,002	$1,769,779,836	107,910,457	$1,449,163,471
Total increase or decrease	+	(2,850,264)	180,424,694	16,185,545	320,616,365

End of period		121,245,738	$1,950,204,530	124,096,002	$1,769,779,836

Net investment income not yet distributed			$5,163,046		$14,170,403

[1]	Effective May 21, 2009, all the assets and liabilities of the Laudus U. S. Market Masters Fund were transferred to the Schwab Core Equity Fund (See financial note 11).

38 See financial notes

Schwab Dividend Equity Fund™

Financial Statements

Financial Highlights

	11/1/09–		11/1/08–	11/1/07–	11/1/06–	11/1/05–	11/1/04–
	4/30/10*		10/31/09[1]	10/31/08	10/31/07	10/31/06	10/31/05

Per-Share Data ($)

Net asset value at beginning of period	10.94		10.63	15.66	14.60	12.80	12.06

Income (loss) from investment operations:
Net investment income (loss)	0.10		0.25	0.32	0.28	0.26	0.28
Net realized and unrealized gains (losses)	1.43		0.31	(4.97)	1.37	1.98	0.93

Total from investment operations	1.53		0.56	(4.65)	1.65	2.24	1.21
Less distributions:
Distributions from net investment income	(0.11)		(0.25)	(0.33)	(0.28)	(0.28)	(0.28)
Distributions from net realized gains	—		—	(0.05)	(0.31)	(0.16)	(0.19)

Total distributions	(0.11)		(0.25)	(0.38)	(0.59)	(0.44)	(0.47)

Net asset value at end of period	12.36		10.94	10.63	15.66	14.60	12.80

Total return (%)	13.98	[2]	5.62	(30.23)	11.55	17.86	10.17

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.90	[3,4]	0.90 [5]	0.89	0.89	0.90	0.92
Gross operating expenses	0.90	[3]	0.91	0.89	0.89	0.90	0.94
Net investment income (loss)	1.76	[3]	2.40	2.33	1.83	1.92	2.32
Portfolio turnover rate	18	[2]	39	22	18	36	26
Net assets, end of period ($ x 1,000,000)	1,429		1,297	824	1,340	729	509

* Unaudited.
1 Effective October 7, 2009, the Investor Shares class and the Select Shares class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Not annualized.
3 Annualized.
4 The ratio of net operating expenses would have been 0.89%, if certain non-routine expenses had not been incurred.
5 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended October 31, 2009 is a blended rate.

See financial notes 39

 Schwab Dividend Equity Fund

Portfolio Holdings as of April 30, 2010 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

99.0%	Common Stock	1,236,445,521	1,414,548,710
1.0%	Short-Term Investments	14,917,252	14,917,259

100.0%	Total Investments	1,251,362,773	1,429,465,969
0.0%	Other Assets and Liabilities, Net		(524,341)

100.0%	Total Net Assets		1,428,941,628

	Number	Value
Security	of Shares	($)

Common Stock 99.0% of net assets

Automobiles & Components 0.2%
Johnson Controls, Inc.	75,000	2,519,250

Banks 4.0%
BB&T Corp.	260,000	8,642,400
Commerce Bancshares, Inc.	95,000	3,934,900
Fifth Third Bancorp	225,000	3,354,750
M&T Bank Corp.	50,000	4,367,500
PNC Financial Services Group, Inc.	250,000	16,802,500
Wells Fargo & Co.	600,000	19,866,000

		56,968,050

Capital Goods 8.7%
3M Co.	120,000	10,640,400
Carlisle Cos., Inc.	15,000	565,950
Eaton Corp.	225,000	17,361,000
General Electric Co.	600,000	11,316,000
Harsco Corp.	50,000	1,548,000
Illinois Tool Works, Inc.	75,000	3,832,500
KBR, Inc.	125,000	2,760,000
L-3 Communications Holdings, Inc.	200,000	18,714,000
Masco Corp.	300,000	4,869,000
Northrop Grumman Corp.	290,400	19,697,832
Raytheon Co.	300,000	17,490,000
The Timken Co.	25,000	879,500
United Technologies Corp.	200,000	14,990,000

		124,664,182

Commercial & Professional Supplies 0.8%
R.R. Donnelley & Sons Co.	535,000	11,497,150

Consumer Durables & Apparel 1.1%
Hasbro, Inc.	175,000	6,713,000
Leggett & Platt, Inc.	250,000	6,132,500
Whirlpool Corp.	25,000	2,721,750

		15,567,250

Consumer Services 2.2%
Darden Restaurants, Inc.	60,000	2,685,000
McDonald’s Corp.	375,000	26,471,250
Starbucks Corp.	75,000	1,948,500

		31,104,750

Diversified Financials 7.3%
American Express Co.	300,000	13,836,000
Ameriprise Financial, Inc.	125,000	5,795,000
Bank of America Corp.	725,000	12,926,750
BlackRock, Inc.	50,000	9,200,000
Capital One Financial Corp.	300,000	13,023,000
JPMorgan Chase & Co.	725,584	30,895,367
Raymond James Financial, Inc.	175,000	5,362,000
The Goldman Sachs Group, Inc.	95,000	13,794,000

		104,832,117

Energy 11.6%
Anadarko Petroleum Corp.	350,000	21,756,000
Apache Corp.	125,000	12,720,000
Boardwalk Pipeline Partners L.P.	170,000	4,924,900
ConocoPhillips	400,000	23,676,000
Exxon Mobil Corp.	175,000	11,873,750
Marathon Oil Corp.	75,000	2,411,250
Murphy Oil Corp.	175,000	10,526,250
National-Oilwell Varco, Inc.	50,000	2,201,500
Occidental Petroleum Corp.	420,000	37,237,200
Spectra Energy Corp.	575,000	13,420,500
The Williams Cos., Inc.	500,000	11,805,000
Valero Energy Corp.	675,000	14,033,250

		166,585,600

Food & Staples Retailing 2.2%
Costco Wholesale Corp.	250,000	14,770,000
Safeway, Inc.	115,000	2,714,000
Wal-Mart Stores, Inc.	250,000	13,412,500

		30,896,500

Food, Beverage & Tobacco 7.0%
Archer-Daniels-Midland Co.	100,000	2,794,000
Coca-Cola Enterprises, Inc.	150,000	4,159,500
ConAgra Foods, Inc.	425,000	10,399,750
General Mills, Inc.	270,000	19,218,600
H.J. Heinz Co.	435,000	20,388,450
Kellogg Co.	100,000	5,494,000
Kraft Foods, Inc., Class A	250,000	7,400,000
Philip Morris International, Inc.	75,000	3,681,000
Reynolds American, Inc.	300,400	16,047,368
Sara Lee Corp.	475,000	6,754,500

40 See financial notes

 Schwab Dividend Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Tyson Foods, Inc., Class A	175,000	3,428,250

		99,765,418

Health Care Equipment & Services 4.2%
Baxter International, Inc.	325,000	15,346,500
Becton Dickinson & Co.	254,000	19,397,980
Cardinal Health, Inc.	125,000	4,336,250
McKesson Corp.	250,000	16,202,500
Quest Diagnostics, Inc.	75,000	4,287,000

		59,570,230

Household & Personal Products 1.8%
Colgate-Palmolive Co.	100,000	8,410,000
Kimberly-Clark Corp.	75,000	4,594,500
The Procter & Gamble Co.	200,000	12,432,000

		25,436,500

Insurance 4.4%
Axis Capital Holdings Ltd.	100,000	3,117,000
HCC Insurance Holdings, Inc.	250,000	6,797,500
MetLife, Inc.	100,000	4,558,000
Prudential Financial, Inc.	180,000	11,440,800
The Chubb Corp.	351,000	18,557,370
The Travelers Cos., Inc.	358,000	18,164,920

		62,635,590

Materials 3.4%
Ashland, Inc.	25,000	1,489,000
Ball Corp.	75,000	3,990,750
Bemis Co., Inc.	150,000	4,561,500
Celanese Corp., Series A	125,000	3,998,750
Eastman Chemical Co.	75,000	5,019,000
International Paper Co.	500,000	13,370,000
MeadWestvaco Corp.	300,000	8,151,000
PPG Industries, Inc.	60,000	4,222,200
Sonoco Products Co.	100,000	3,313,000

		48,115,200

Media 1.8%
Comcast Corp., Class A	375,000	7,402,500
Gannett Co., Inc.	200,000	3,404,000
The McGraw-Hill Cos., Inc.	100,000	3,372,000
Time Warner, Inc.	365,000	12,074,200

		26,252,700

Pharmaceuticals, Biotechnology & Life Sciences 8.1%
Abbott Laboratories	375,000	19,185,000
Bristol-Myers Squibb Co.	900,000	22,761,000
Eli Lilly & Co.	550,000	19,233,500
Johnson & Johnson	387,000	24,884,100
Merck & Co., Inc.	460,000	16,118,400
Pfizer, Inc.	800,000	13,376,000

		115,558,000

Real Estate 1.2%
Boston Properties, Inc.	50,000	3,943,000
Mack-Cali Realty Corp.	75,000	2,577,000
Public Storage	110,000	10,660,100

		17,180,100

Retailing 5.0%
Family Dollar Stores, Inc.	225,000	8,901,000
J.C. Penney Co., Inc.	200,000	5,834,000
Limited Brands, Inc.	200,000	5,360,000
Macy’s, Inc.	300,000	6,960,000
The Gap, Inc.	400,000	9,892,000
The Home Depot, Inc.	450,000	15,862,500
The TJX Cos., Inc.	400,000	18,536,000

		71,345,500

Semiconductors & Semiconductor Equipment 4.1%
Analog Devices, Inc.	100,000	2,993,000
Intel Corp.	1,125,000	25,683,750
Microchip Technology, Inc.	250,000	7,302,500
Texas Instruments, Inc.	775,000	20,157,750
Xilinx, Inc.	120,000	3,093,600

		59,230,600

Software & Services 7.1%
Automatic Data Processing, Inc.	260,000	11,273,600
Broadridge Financial Solutions, Inc.	90,000	2,142,900
CA, Inc.	650,000	14,826,500
Fidelity National Information Services, Inc.	50,000	1,314,500
International Business Machines Corp.	267,500	34,507,500
MasterCard, Inc., Class A	18,000	4,464,720
Microsoft Corp.	700,000	21,378,000
Oracle Corp.	450,000	11,628,000

		101,535,720

Technology Hardware & Equipment 4.6%
Harris Corp.	100,000	5,148,000
Hewlett-Packard Co.	620,000	32,221,400
Jabil Circuit, Inc.	200,000	3,064,000
Molex, Inc.	300,000	6,723,000
Tellabs, Inc.	350,000	3,178,000
Tyco Electronics Ltd.	375,000	12,045,000
Xerox Corp.	320,000	3,488,000

		65,867,400

Telecommunication Services 1.9%
AT&T, Inc.	450,407	11,737,606
Verizon Communications, Inc.	477,300	13,789,197
Windstream Corp.	200,000	2,210,000

		27,736,803

See financial notes 41

 Schwab Dividend Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Transportation 1.1%
Ryder System, Inc.	75,000	3,489,000
Union Pacific Corp.	25,000	1,891,500
United Parcel Service, Inc., Class B	150,000	10,371,000

		15,751,500

Utilities 5.2%
American Electric Power Co., Inc.	501,000	17,184,300
CenterPoint Energy, Inc.	325,000	4,667,000
Constellation Energy Group, Inc.	50,000	1,767,500
DTE Energy Co.	475,000	22,880,750
Edison International	100,000	3,437,000
NiSource, Inc.	475,000	7,742,500
Northeast Utilities	100,000	2,779,000
PG&E Corp.	100,000	4,380,000
Pinnacle West Capital Corp.	100,000	3,734,000
UGI Corp.	195,000	5,360,550

		73,932,600

Total Common Stock
(Cost $1,236,445,521)		1,414,548,710

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 1.0% of net assets

Time Deposit 0.9%
Wells Fargo
0.03%, 05/03/10	14,147,403	14,147,403

U.S. Treasury Obligation 0.1%
U.S. Treasury Bills 0.15%, 06/17/10 (a)	770,000	769,856

Total Short-Term Investments
(Cost $14,917,252)		14,917,259

End of Investments.

At 04/30/10, the tax basis cost of the fund’s investments was $1,251,362,773 and the unrealized appreciation and depreciation were $230,990,333 and ($52,887,137), respectively, with a net unrealized appreciation of $178,103,196.

(a)	All or a portion of this security is held as collateral for open futures contracts.

In addition to the above, the fund held the following at 04/30/10.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

S&P 500 Index, e-mini, Long, expires 06/18/10	165	9,763,050	308,261

42 See financial notes

 Schwab Dividend Equity Fund

Statement of
Assets and Liabilities
As of April 30, 2010; unaudited.

Assets

Investments, at value (cost $1,251,362,773)		$1,429,465,969
Receivables:
Dividends		1,942,598
Fund shares sold		1,417,330
Interest		12
Prepaid expenses	+	19,297

Total assets		1,432,845,206

Liabilities

Payables:
Investments bought		2,676,145
Investment adviser and administrator fees		73,109
Shareholder services fees		81,642
Fund shares redeemed		797,883
Due to brokers for futures		180,675
Accrued expenses	+	94,124

Total liabilities		3,903,578

Net Assets

Total assets		1,432,845,206
Total liabilities	−	3,903,578

Net assets		$1,428,941,628

Net Assets by Source
Capital received from investors		1,494,361,935
Net investment income not yet distributed		939,391
Net realized capital losses		(244,771,155)
Net unrealized capital gains		178,411,457

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$1,428,941,628		115,590,099		$12.36

See financial notes 43

 Schwab Dividend Equity Fund

Statement of
Operations
For November 1, 2009 through April 30, 2010; unaudited.

Investment Income

Dividends		$18,201,097
Interest	+	2,451

Total investment income		18,203,548

Expenses

Investment adviser and administrator fees		4,243,342
Shareholder service fees		1,711,025
Shareholder reports		67,298
Portfolio accounting fees		32,740
Transfer agent fees		31,249
Professional fees		20,631
Registration fees		17,049
Custodian fees		15,588
Trustees’ fees		7,385
Other expenses	+	47,618

Total expenses		6,193,925
Expense reduction by adviser and Schwab	−	62,634

Net expenses	−	6,131,291

Net investment income		12,072,257

Realized and Unrealized Gains (Losses)

Net realized gains on investments		1,788,346
Net realized gains on futures contracts	+	1,413,098

Net realized gains		3,201,444
Net unrealized gains on investments		162,767,844
Net unrealized gains on futures contracts	+	384,999

Net unrealized gains	+	163,152,843

Net realized and unrealized gains		166,354,287

Increase in net assets resulting from operations		$178,426,544

44 See financial notes

 Schwab Dividend Equity Fund

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/09-4/30/10			11/1/08-10/31/09
Net investment income		$12,072,257	$28,349,477
Net realized gains (losses)		3,201,444	(204,417,167)
Net unrealized gains	+	163,152,843	246,496,253

Increase in net assets from operations		178,426,544	70,428,563

Distributions to Shareholders[1]

Distributions from net investment income
Investor Shares		—	9,043,024
Select Shares	+	12,313,092	19,597,389

Total distributions from net investment income		12,313,092	28,640,413

Transactions in Fund Shares1

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		—	$—	9,578,286	$92,719,824
Select Shares	+	8,972,806	107,005,976	60,455,844	643,136,900

Total shares sold		8,972,806	$107,005,976	70,034,130	$735,856,724

Shares Reinvested
Investor Shares		—	$—	769,296	$7,529,354
Select Shares	+	553,686	6,645,328	938,135	9,089,883

Total shares reinvested		553,686	$6,645,328	1,707,431	$16,619,237

Shares Redeemed
Investor Shares		—	$—	(49,251,896)	($536,476,738)
Select Shares	+	(12,519,354)	(148,253,445)	(20,326,067)	(199,823,844)

Total shares redeemed		(12,519,354)	($148,253,445)	(69,577,963)	($736,300,582)

Net transactions in fund shares		(2,992,862)	($34,602,141)	2,163,598	$16,175,379

Shares Outstanding and Net Assets

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		118,582,961	$1,297,430,317	116,419,363	$1,239,466,788
Total increase or decrease	+	(2,992,862)	131,511,311	2,163,598	57,963,529

End of period		115,590,099	$1,428,941,628	118,582,961	$1,297,430,317

Net investment income not yet distributed			$939,391		$1,180,226

[1]	Effective October 7, 2009, all outstanding Investor Shares (39,738,083 shares valued at $443,834,650) combined with Select Shares, resulting in a single class of shares of the fund.

See financial notes 45

Schwab Large-Cap Growth Fund™

Financial Statements

Financial Highlights

	11/1/09–		11/1/08–	11/1/07–	11/1/06–	11/1/05–	10/3/05[2]–
	4/30/10*		10/31/09[1]	10/31/08	10/31/07	10/31/06	10/31/05

Per-Share Data ($)

Net asset value at beginning of period	9.10		8.22	12.77	11.09	9.73	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.02		0.05	0.06	0.04	0.02	(0.00)[3]
Net realized and unrealized gains (losses)	1.26		0.87	(4.56)	1.67	1.35	(0.27)

Total from investment operations	1.28		0.92	(4.50)	1.71	1.37	(0.27)
Less distributions:
Distributions from net investment income	(0.06)		(0.04)	(0.05)	(0.03)	(0.01)	—

Net asset value at end of period	10.32		9.10	8.22	12.77	11.09	9.73

Total return (%)	14.07	[4]	11.36	(35.36)	15.47	14.04	(2.70)[4]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.00	[5,6]	0.99	0.99	0.99	0.99	0.99 [5]
Gross operating expenses	1.04	[5]	1.03	1.01	1.03	1.12	1.56 [5]
Net investment income (loss)	0.44	[5]	0.65	0.53	0.33	0.26	(0.40)[5]
Portfolio turnover rate	25	[4]	63	49	30	53	4 [4]
Net assets, end of period ($ x 1,000,000)	406		360	332	492	107	33

* Unaudited.
1 Effective October 7, 2009, the Investor Shares class and the Select Shares class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Commencement of operations.
3 Amount is less than $0.01.
4 Not annualized.
5 Annualized.
6 The ratio of net operating expenses would have been 0.99%, if certain non-routine expenses had not been incurred.

46 See financial notes

 Schwab Large-Cap Growth Fund

Portfolio Holdings as of April 30, 2010 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

99.3%	Common Stock	334,341,380	403,116,268
0.2%	Other Investment Company	702,827	787,651
0.4%	Short-Term Investments	1,491,937	1,491,938

99.9%	Total Investments	336,536,144	405,395,857
0.1%	Other Assets and Liabilities, Net		486,152

100.0%	Total Net Assets		405,882,009

	Number	Value
Security	of Shares	($)

Common Stock 99.3% of net assets

Automobiles & Components 0.4%
Ford Motor Co. *	115,000	1,497,300

Banks 0.4%
Wells Fargo & Co.	50,000	1,655,500

Capital Goods 5.9%
Deere & Co.	40,000	2,392,800
Dover Corp.	61,400	3,206,308
Eaton Corp.	55,000	4,243,800
ITT Corp.	22,000	1,222,540
L-3 Communications Holdings, Inc.	29,800	2,788,386
Navistar International Corp. *	20,000	966,800
Northrop Grumman Corp.	20,000	1,356,600
Raytheon Co.	40,000	2,332,000
United Technologies Corp.	40,000	2,998,000
URS Corp. *	50,000	2,567,500

		24,074,734

Commercial & Professional Supplies 1.3%
Avery Dennison Corp.	60,000	2,341,800
R.R. Donnelley & Sons Co.	135,000	2,901,150

		5,242,950

Consumer Durables & Apparel 0.7%
Polo Ralph Lauren Corp.	30,500	2,741,950

Consumer Services 4.4%
Darden Restaurants, Inc.	80,000	3,580,000
McDonald’s Corp.	150,000	10,588,500
Starbucks Corp.	150,000	3,897,000

		18,065,500

Diversified Financials 3.0%
BlackRock, Inc.	15,000	2,760,000
JPMorgan Chase & Co.	68,800	2,929,504
Lazard Ltd., Class A	50,000	1,933,000
The Goldman Sachs Group, Inc.	31,000	4,501,200

		12,123,704

Energy 6.2%
Anadarko Petroleum Corp.	82,000	5,097,120
Cameron International Corp. *	25,000	986,500
El Paso Corp.	208,000	2,516,800
Murphy Oil Corp.	55,000	3,308,250
National-Oilwell Varco, Inc.	65,500	2,883,965
Noble Corp. *	70,000	2,764,300
Occidental Petroleum Corp.	80,000	7,092,800
Peabody Energy Corp.	10,000	467,200

		25,116,935

Food & Staples Retailing 3.8%
Costco Wholesale Corp.	60,000	3,544,800
Safeway, Inc.	35,000	826,000
Wal-Mart Stores, Inc.	210,000	11,266,500

		15,637,300

Food, Beverage & Tobacco 7.3%
Archer-Daniels-Midland Co.	160,000	4,470,400
Coca-Cola Enterprises, Inc.	290,000	8,041,700
ConAgra Foods, Inc.	140,000	3,425,800
General Mills, Inc.	4,300	306,074
H.J. Heinz Co.	140,000	6,561,800
Kraft Foods, Inc., Class A	40,000	1,184,000
Sara Lee Corp.	110,000	1,564,200
Tyson Foods, Inc., Class A	200,000	3,918,000

		29,471,974

Health Care Equipment & Services 5.1%
AmerisourceBergen Corp.	25,000	771,250
Baxter International, Inc.	35,000	1,652,700
Beckman Coulter, Inc.	15,000	936,000
Cardinal Health, Inc.	30,000	1,040,700
Express Scripts, Inc. *	100,000	10,013,000
Hologic, Inc. *	20,000	357,400
Hospira, Inc. *	25,000	1,344,750
Humana, Inc. *	14,000	640,080
McKesson Corp.	60,000	3,888,600

		20,644,480

Household & Personal Products 2.3%
The Estee Lauder Cos., Inc., Class A	65,000	4,284,800
The Procter & Gamble Co.	80,574	5,008,480

		9,293,280

See financial notes 47

 Schwab Large-Cap Growth Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Insurance 1.1%
Aflac, Inc.	47,500	2,420,600
Prudential Financial, Inc.	24,500	1,557,220
The Travelers Cos., Inc.	10,000	507,400

		4,485,220

Materials 3.4%
Ball Corp.	35,000	1,862,350
Celanese Corp., Series A	104,000	3,326,960
International Paper Co.	153,000	4,091,220
MeadWestvaco Corp.	80,000	2,173,600
Owens-Illinois, Inc. *	52,000	1,842,880
PPG Industries, Inc.	10,000	703,700

		14,000,710

Media 1.3%
Comcast Corp., Class A	50,000	987,000
Omnicom Group, Inc.	101,500	4,329,990

		5,316,990

Pharmaceuticals, Biotechnology & Life Sciences 9.9%
Abbott Laboratories	47,000	2,404,520
Allergan, Inc.	30,000	1,910,700
Amgen, Inc. *	145,000	8,317,200
Biogen Idec, Inc. *	88,000	4,686,000
Bristol-Myers Squibb Co.	185,000	4,678,650
Cephalon, Inc. *	50,000	3,210,000
Forest Laboratories, Inc. *	56,200	1,532,012
Life Technologies Corp. *	100,000	5,471,000
Merck & Co., Inc.	100,000	3,504,000
Millipore Corp. *	25,000	2,653,750
Mylan, Inc. *	75,000	1,652,250

		40,020,082

Real Estate 1.0%
Public Storage	40,000	3,876,400

Retailing 5.6%
Amazon.com, Inc. *	30,000	4,111,800
Dollar Tree, Inc. *	20,000	1,214,400
J.C. Penney Co., Inc.	10,500	306,285
Kohl’s Corp. *	20,000	1,099,800
Limited Brands, Inc.	75,500	2,023,400
Ross Stores, Inc.	16,000	896,000
The Gap, Inc.	215,000	5,316,950
The Sherwin-Williams Co.	3,500	273,245
The TJX Cos., Inc.	160,000	7,414,400

		22,656,280

Semiconductors & Semiconductor Equipment 4.1%
Intel Corp.	250,000	5,707,500
Marvell Technology Group Ltd. *	225,000	4,646,250
ON Semiconductor Corp. *	75,000	595,500
Texas Instruments, Inc.	220,000	5,722,200

		16,671,450

Software & Services 16.8%
Accenture plc, Class A	165,000	7,200,600
BMC Software, Inc. *	88,900	3,499,104
CA, Inc.	175,000	3,991,750
Computer Sciences Corp. *	83,000	4,348,370
Google, Inc., Class A *	20,000	10,508,800
International Business Machines Corp.	140,000	18,060,000
MasterCard, Inc., Class A	10,000	2,480,400
Microsoft Corp.	297,000	9,070,380
Oracle Corp.	238,800	6,170,592
Symantec Corp. *	177,900	2,983,383

		68,313,379

Technology Hardware & Equipment 11.9%
Apple, Inc. *	63,500	16,581,120
Cisco Systems, Inc. *	250,000	6,730,000
EMC Corp. *	200,000	3,802,000
Hewlett-Packard Co.	300,000	15,591,000
Seagate Technology *	45,000	826,650
Tech Data Corp. *	15,000	643,500
Western Digital Corp. *	96,000	3,944,640

		48,118,910

Transportation 3.1%
FedEx Corp.	16,000	1,440,160
Union Pacific Corp.	48,000	3,631,680
United Parcel Service, Inc., Class B	110,000	7,605,400

		12,677,240

Utilities 0.3%
Constellation Energy Group, Inc.	40,000	1,414,000

Total Common Stock
(Cost $334,341,380)		403,116,268

Other Investment Company 0.2% of net assets

Equity Funds 0.2%
iShares Russell 1000 Growth Index Fund	15,000	787,651

Total Other Investment Company
(Cost $702,827)		787,651

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.4% of net assets

Time Deposit 0.4%
Wells Fargo
0.03%, 05/03/10	1,376,960	1,376,960

48 See financial notes

 Schwab Large-Cap Growth Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

U.S. Treasury Obligation 0.0%
U.S. Treasury Bill
0.15%, 06/17/10 (a)	115,000	114,978

Total Short-Term Investments
(Cost $1,491,937)		1,491,938

End of Investments.

At 04/30/10, the tax basis cost of the fund’s investments was $336,692,307 and the unrealized appreciation and depreciation were $74,136,071 and ($5,432,521), respectively, with a net unrealized appreciation of $68,703,550.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

S&P 500 Index, e-mini, Long, expires 06/18/10	20	1,183,400	37,365

See financial notes 49

 Schwab Large-Cap Growth Fund

Statement of
Assets and Liabilities
As of April 30, 2010; unaudited.

Assets

Investments, at value (cost $336,536,144)		$405,395,857
Receivables:
Fund shares sold		588,991
Dividends		311,883
Interest		1
Prepaid expenses	+	6,415

Total assets		406,303,147

Liabilities

Payables:
Investment adviser and administrator fees		23,414
Shareholder services fees		13,134
Fund shares redeemed		293,979
Due to brokers for futures		21,900
Accrued expenses	+	68,711

Total liabilities		421,138

Net Assets

Total assets		406,303,147
Total liabilities	−	421,138

Net assets		$405,882,009

Net Assets by Source
Capital received from investors		454,195,635
Net investment income not yet distributed		335,959
Net realized capital losses		(117,546,663)
Net unrealized capital gains		68,897,078

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$405,882,009		39,321,560		$10.32

50 See financial notes

 Schwab Large-Cap Growth Fund

Statement of
Operations
For November 1, 2009 through April 30, 2010; unaudited.

Investment Income

Dividends		$2,789,448
Interest		266
Securities on loan	+	373

Total investment income		2,790,087

Expenses

Investment adviser and administrator fees		1,396,816
Shareholder service fees		485,006
Shareholder reports		36,881
Portfolio accounting fees		22,385
Professional fees		17,120
Transfer agent fees		16,262
Registration fees		14,324
Custodian fees		6,118
Trustees’ fees		3,914
Other expenses	+	20,810

Total expenses		2,019,636
Expense reduction by adviser and Schwab	−	81,193

Net expenses	−	1,938,443

Net investment income		851,644

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(44,236)
Net realized gains on futures contracts	+	43,280

Net realized losses		(956)
Net unrealized gains on investments		49,506,801
Net unrealized gains on futures contracts	+	37,365

Net unrealized gains	+	49,544,166

Net realized and unrealized gains		49,543,210

Increase in net assets resulting from operations		$50,394,854

See financial notes 51

 Schwab Large-Cap Growth Fund

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/09-4/30/10			11/1/08-10/31/09
Net investment income		$851,644	$2,516,783
Net realized losses		(956)	(58,603,537)
Net unrealized gains	+	49,544,166	108,651,501

Increase in net assets from operations		50,394,854	52,564,747

Distributions to Shareholders[1]

Distributions from net investment income
Investor Shares		—	175,943
Select Shares	+	2,274,429	1,819,944

Total distributions from net investment income		2,274,429	1,995,887

Transactions in Fund Shares1

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		—	$—	1,081,127	$8,520,638
Select Shares	+	4,039,325	40,105,023	21,522,659	180,213,643

Total shares sold		4,039,325	$40,105,023	22,603,786	$188,734,281

Shares Reinvested
Investor Shares		—	$—	21,117	$158,587
Select Shares	+	67,864	671,852	35,284	264,981

Total shares reinvested		67,864	$671,852	56,401	$423,568

Shares Redeemed
Investor Shares		—	$—	(8,990,779)	($80,730,410)
Select Shares	+	(4,344,247)	(43,157,807)	(22,328,833)	(195,171,365)

Total shares redeemed		(4,344,247)	($43,157,807)	(31,319,612)	($275,901,775)

Net transactions in fund shares		(237,058)	($2,380,932)	(8,659,425)	($86,743,926)

Shares Outstanding and Net Assets

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		39,558,618	$360,142,516	48,218,043	$396,317,582
Total increase or decrease	+	(237,058)	45,739,493	(8,659,425)	(36,175,066)

End of period		39,321,560	$405,882,009	39,558,618	$360,142,516

Net investment income not yet distributed			$335,959		$1,758,744

[1]	Effective October 7, 2009, all outstanding Investor Shares (7,267,956 shares valued at $67,209,699) combined with Select Shares, resulting in a single class of shares of the fund.

52 See financial notes

Schwab Small-Cap Equity Fund™

Financial Statements

Financial Highlights

	11/1/09–		11/1/08–	11/1/07–	11/1/06–	11/1/05–	11/1/04–
	4/30/10*		10/31/09[1]	10/31/08	10/31/07	10/31/06	10/31/05

Per-Share Data ($)

Net asset value at beginning of period	11.14		10.55	18.22	17.80	15.78	14.16

Income (loss) from investment operations:
Net investment income (loss)	(0.02)		(0.02)	(0.01)	(0.10)	(0.02)	0.00 [2]
Net realized and unrealized gains (losses)	3.02		0.61	(6.59)	0.60	2.49	3.16

Total from investment operations	3.00		0.59	(6.60)	0.50	2.47	3.16
Less distributions:
Distributions from net investment income	—		(0.00)[2]	—	—	(0.02)	—
Distributions from net realized gains	—		—	(1.07)	(0.08)	(0.43)	(1.54)

Total distributions	—		(0.00)[2]	(1.07)	(0.08)	(0.45)	(1.54)

Net asset value at end of period	14.14		11.14	10.55	18.22	17.80	15.78

Total return (%)	26.93	[3]	5.65	(38.16)	2.80	15.89	23.83

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.13	[4,5]	1.12	1.11	1.09	1.12	1.11
Gross operating expenses	1.16	[4]	1.17	1.12	1.09	1.14	1.23
Net investment income (loss)	(0.26)[4]		(0.16)	(0.09)	(0.28)	(0.21)	0.09
Portfolio turnover rate	32	[3]	85	50	106	82	90
Net assets, end of period ($ x 1,000,000)	237		202	79	228	276	80

* Unaudited.
1 Effective September 28, 2009, the Investor Shares class and the Select Shares class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Amount is less than $0.01.
3 Not annualized.
4 Annualized
5 The ratio of net operating expenses would have been 1.12%, if certain non-routine expenses had not been incurred.

See financial notes 53

 Schwab Small-Cap Equity Fund

Portfolio Holdings as of April 30, 2010 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

99.0%	Common Stock	190,534,738	234,513,369
0.4%	Short-Term Investments	905,274	905,279

99.4%	Total Investments	191,440,012	235,418,648
0.6%	Collateral Invested for Securities on Loan	1,433,969	1,433,969
0.0%	Other Assets and Liabilities, Net		(12,153)

100.0%	Total Net Assets		236,840,464

	Number	Value
Security	of Shares	($)

Common Stock 99.0% of net assets

Automobiles & Components 1.2%
Standard Motor Products, Inc.	83,800	893,308
Superior Industries International, Inc.	22,000	370,920
TRW Automotive Holdings Corp. *	50,000	1,610,500

		2,874,728

Banks 5.2%
1st Source Corp.	7,400	141,562
Ameris Bancorp	33,200	369,516
BancFirst Corp.	26,800	1,182,952
Bank Mutual Corp.	20,200	143,824
CapitalSource, Inc.	273,200	1,631,004
Chemical Financial Corp.	12,700	300,990
Community Trust Bancorp, Inc.	5,600	168,112
Doral Financial Corp. (a)*	12,800	68,992
First Citizens BancShares, Inc., Class A	7,600	1,565,600
Home Bancshares, Inc.	10,400	292,448
NBT Bancorp, Inc.	37,700	922,519
Ocwen Financial Corp. *	35,400	408,870
Popular, Inc. *	328,600	1,294,684
Republic Bancorp, Inc., Class A	11,300	272,895
Southside Bancshares, Inc.	41,280	890,822
Territorial Bancorp, Inc.	5,500	104,390
The Bancorp, Inc. *	21,300	188,931
Trustmark Corp.	23,700	580,176
UMB Financial Corp.	30,600	1,288,872
United Community Banks, Inc. *	75,375	440,190

		12,257,349

Capital Goods 8.1%
A.O. Smith Corp.	11,000	567,930
Aircastle Ltd.	74,070	889,581
Alamo Group, Inc.	19,400	457,064
Altra Holdings, Inc. *	92,300	1,399,268
Apogee Enterprises, Inc.	16,100	221,214
Beacon Roofing Supply, Inc. *	9,600	213,120
Cubic Corp.	26,700	996,177
Emcor Group, Inc. *	62,500	1,785,000
EnerSys *	49,900	1,291,412
EnPro Industries, Inc. *	19,100	603,178
Esterline Technologies Corp. *	12,800	713,984
Franklin Electric Co., Inc.	17,200	601,828
Griffon Corp. *	94,800	1,336,680
Interline Brands, Inc. *	9,700	201,857
L.B. Foster Co., Class A *	17,800	526,880
Layne Christensen Co. *	11,200	306,656
Mueller Industries, Inc.	27,700	821,305
NACCO Industries, Inc., Class A	1,500	130,410
Polypore International, Inc. *	32,700	579,117
Powell Industries, Inc. *	27,700	930,166
Tecumseh Products Co., Class A *	24,800	316,944
Tredegar Corp.	68,000	1,160,080
Trex Co., Inc. *	19,400	475,106
TriMas Corp. *	7,200	73,224
Universal Forest Products, Inc.	31,000	1,303,550
Watts Water Technologies, Inc., Class A	37,900	1,344,692

		19,246,423

Commercial & Professional Supplies 3.5%
Acco Brands Corp. *	172,100	1,571,273
American Reprographics Co. *	45,000	449,550
Cenveo, Inc. *	24,000	205,680
Consolidated Graphics, Inc. *	33,000	1,383,030
Ennis, Inc.	31,300	578,737
G & K Services, Inc., Class A	23,800	654,262
M&F Worldwide Corp. *	20,000	613,200
On Assignment, Inc. *	34,400	241,832
SFN Group, Inc. *	189,500	1,620,225
United Stationers, Inc. *	17,600	1,077,472

		8,395,261

Consumer Durables & Apparel 6.3%
Blyth, Inc.	35,325	2,036,133
Carter’s, Inc. *	53,800	1,733,436
Helen of Troy Ltd. *	33,300	899,433
Jarden Corp.	40,100	1,288,012
Jones Apparel Group, Inc.	12,500	272,000
La-Z-Boy, Inc. *	77,500	1,010,600
MaidenForm Brands, Inc. *	58,000	1,323,560
Perry Ellis International, Inc. *	46,700	1,126,871
Quiksilver, Inc. *	423,381	2,256,621
RC2 Corp. *	36,700	674,179
Steinway Musical Instruments, Inc. *	3,100	59,396
The Timberland Co., Class A *	51,400	1,105,100
Unifi, Inc. *	15,100	57,833

54 See financial notes

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
UniFirst Corp.	23,300	1,138,671

		14,981,845

Consumer Services 5.3%
Biglari Holdings, Inc. *	3,000	1,173,750
Cracker Barrel Old Country Store, Inc.	25,900	1,278,683
Domino’s Pizza, Inc. *	81,500	1,255,915
Isle of Capri Casinos, Inc. *	18,700	203,643
O’Charley’s, Inc. *	15,400	147,070
P.F. Chang’s China Bistro, Inc. *	25,800	1,125,912
Panera Bread Co., Class A *	16,500	1,286,010
Papa John’s International, Inc. *	44,800	1,227,520
Ruby Tuesday, Inc. *	77,400	866,106
Service Corp. International	135,000	1,212,300
Steiner Leisure Ltd. *	24,900	1,167,063
The Cheesecake Factory, Inc. *	20,100	546,117
Universal Technical Institute, Inc. *	41,200	987,152

		12,477,241

Diversified Financials 6.1%
Advance America Cash Advance Centers, Inc.	203,900	1,166,308
AmeriCredit Corp. *	54,700	1,309,518
BGC Partners, Inc., Class A	55,300	360,556
Calamos Asset Management, Inc., Class A	84,300	1,049,535
Cardtronics, Inc. *	87,600	1,221,144
Dollar Financial Corp. *	43,700	1,023,017
EZCORP, Inc., Class A *	36,400	753,844
First Cash Financial Services, Inc. *	53,000	1,169,180
Investment Technology Group, Inc. *	44,900	779,913
MarketAxess Holdings, Inc.	61,100	960,492
Nelnet, Inc., Class A	73,900	1,475,044
Penson Worldwide, Inc. *	16,700	156,980
PHH Corp. *	70,000	1,588,300
Rewards Network, Inc.	33,466	435,727
SWS Group, Inc.	57,800	639,846
World Acceptance Corp. *	9,700	342,216

		14,431,620

Energy 5.3%
Cal Dive International, Inc. *	105,100	689,456
Callon Petroleum Co. *	117,800	715,046
Crosstex Energy, Inc. *	134,500	1,214,535
CVR Energy, Inc. *	136,500	1,158,885
Dawson Geophysical Co. *	31,800	931,422
DHT Holdings, Inc.	42,000	198,240
Gulf Island Fabrication, Inc.	45,300	1,085,841
Hercules Offshore, Inc. *	205,400	813,384
International Coal Group, Inc. *	391,400	2,062,678
OYO Geospace Corp. *	1,700	84,490
Parker Drilling Co. *	174,900	967,197
Pioneer Drilling Co. *	118,800	871,992
SEACOR Holdings, Inc. *	5,500	462,935
World Fuel Services Corp.	48,500	1,378,855

		12,634,956

Food & Staples Retailing 0.0%
Winn-Dixie Stores, Inc. *	1,500	18,915

Food, Beverage & Tobacco 3.0%
Alliance One International, Inc. *	234,600	1,194,114
Chiquita Brands International, Inc. *	5,400	81,216
Coca-Cola Bottling Co.	21,000	1,156,680
Del Monte Foods Co.	95,400	1,425,276
Dole Food Co., Inc. *	89,600	1,014,272
J & J Snack Foods Corp.	24,700	1,150,773
Lancaster Colony Corp.	7,100	390,287
National Beverage Corp.	13,300	154,280
Sanderson Farms, Inc.	8,800	498,696

		7,065,594

Health Care Equipment & Services 5.1%
Align Technology, Inc. *	6,950	118,011
America Service Group, Inc.	14,100	239,136
American Medical Systems Holdings, Inc. *	60,600	1,085,952
AMERIGROUP Corp. *	50,200	1,819,248
AmSurg Corp. *	9,300	192,696
Cantel Medical Corp.	66,500	1,327,340
Centene Corp. *	51,800	1,186,220
Chemed Corp.	7,000	385,070
Cross Country Healthcare, Inc. *	20,700	207,414
CryoLife, Inc. *	46,100	281,671
Emergency Medical Services Corp., Class A *	23,300	1,232,104
Hanger Orthopedic Group, Inc. *	25,400	473,456
HEALTHSOUTH Corp. *	11,000	225,060
Healthspring, Inc. *	19,500	343,200
Invacare Corp.	29,200	771,756
inVentiv Health, Inc. *	41,600	958,048
Magellan Health Services, Inc. *	23,600	996,156
PharMerica Corp. *	15,700	303,010

		12,145,548

Household & Personal Products 1.2%
Central Garden & Pet Co., Class A *	73,800	762,354
Nu Skin Enterprises, Inc., Class A	54,900	1,650,294
Prestige Brands Holdings, Inc. *	37,000	360,380

		2,773,028

Insurance 2.2%
Allied World Assurance Co. Holdings Ltd.	20,300	884,471
American Equity Investment Life Holding Co.	77,400	814,248
American Financial Group, Inc.	39,100	1,150,713
American Physicians Capital, Inc.	1,733	57,952
FBL Financial Group, Inc., Class A	6,000	155,040
First Mercury Financial Corp.	11,200	146,832
Meadowbrook Insurance Group, Inc.	20,400	161,160
National Financial Partners Corp. *	7,500	115,425

See financial notes 55

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Platinum Underwriters Holdings Ltd.	44,300	1,648,403

		5,134,244

Materials 3.3%
A. Schulman, Inc.	38,100	990,981
Innophos Holdings, Inc.	22,400	638,176
Minerals Technologies, Inc.	5,700	328,890
Neenah Paper, Inc.	22,400	392,000
OM Group, Inc. *	6,700	252,925
Omnova Solutions, Inc. *	103,600	792,540
PolyOne Corp. *	135,300	1,530,243
Quaker Chemical Corp.	17,700	557,019
Rock-Tenn Co., Class A	34,100	1,759,560
Sonoco Products Co.	18,300	606,279

		7,848,613

Media 1.7%
The E.W. Scripps Co., Class A *	51,900	567,786
The McClatchy Co., Class A (a)*	228,600	1,245,870
Valassis Communications, Inc. *	65,400	2,137,926

		3,951,582

Pharmaceuticals, Biotechnology & Life Sciences 8.5%
Affymetrix, Inc. *	124,900	866,806
Albany Molecular Research, Inc. *	129,300	1,034,400
Bio-Rad Laboratories, Inc., Class A *	12,000	1,340,280
Bruker Corp. *	87,000	1,330,230
Cambrex Corp. *	70,000	307,300
Cubist Pharmaceuticals, Inc. *	30,600	686,052
Dionex Corp. *	5,000	407,850
Enzon Pharmaceuticals, Inc. *	64,500	682,410
eResearch Technology, Inc. *	25,500	187,935
Impax Laboratories, Inc. *	21,300	385,530
Kendle International, Inc. *	63,900	1,057,545
King Pharmaceuticals, Inc. *	41,500	406,700
Martek Biosciences Corp. *	54,200	1,194,026
Medicis Pharmaceutical Corp., Class A	58,900	1,494,882
Par Pharmaceutical Cos., Inc. *	58,100	1,576,834
PAREXEL International Corp. *	51,500	1,214,370
PerkinElmer, Inc.	19,900	498,495
Perrigo Co.	19,900	1,214,497
Synta Pharmaceuticals Corp. *	51,500	209,090
Valeant Pharmaceuticals International *	37,100	1,669,500
ViroPharma, Inc. *	84,500	1,074,840
Watson Pharmaceuticals, Inc. *	24,600	1,053,372
ZymoGenetics, Inc. *	37,700	223,938

		20,116,882

Real Estate 5.2%
Corporate Office Properties Trust	17,200	695,740
Equity Lifestyle Properties, Inc.	15,300	849,303
FelCor Lodging Trust, Inc. *	23,100	187,341
First Potomac Realty Trust	28,400	460,648
Hospitality Properties Trust	33,800	895,362
HRPT Properties Trust	90,200	707,168
LaSalle Hotel Properties	44,300	1,167,305
Mack-Cali Realty Corp.	19,300	663,148
Mid-America Apartment Communities, Inc.	19,800	1,094,346
National Retail Properties, Inc.	48,400	1,138,852
Potlatch Corp.	28,500	1,067,610
PS Business Parks, Inc.	16,300	978,000
Saul Centers, Inc.	13,000	513,890
Strategic Hotel & Resorts, Inc. *	123,000	789,660
Tanger Factory Outlet Centers, Inc.	24,500	1,019,200

		12,227,573

Retailing 1.9%
Core-Mark Holding Co., Inc. *	4,700	143,444
Group 1 Automotive, Inc. *	9,300	288,765
Jo-Ann Stores, Inc. *	30,000	1,323,600
Rent-A-Center, Inc. *	9,800	253,036
Stage Stores, Inc.	12,600	192,150
The Children’s Place Retail Stores, Inc. *	25,600	1,172,992
The Finish Line, Inc., Class A	75,200	1,211,472

		4,585,459

Semiconductors & Semiconductor Equipment 4.6%
Amkor Technology, Inc. *	175,900	1,326,286
Cirrus Logic, Inc. *	30,700	390,197
Conexant Systems, Inc. *	230,500	703,025
Diodes, Inc. *	51,200	1,099,264
GSI Technology, Inc. *	13,200	85,404
Integrated Device Technology, Inc. *	143,800	950,518
Integrated Silicon Solutions, Inc. *	149,700	1,845,801
Lattice Semiconductor Corp. *	423,200	2,230,264
Photronics, Inc. *	236,700	1,290,015
Skyworks Solutions, Inc. *	61,500	1,035,660

		10,956,434

Software & Services 6.5%
ACI Worldwide, Inc. *	28,000	526,120
Acxiom Corp. *	75,200	1,434,816
CACI International, Inc., Class A *	7,600	360,468
CSG Systems International, Inc. *	52,900	1,201,888
EarthLink, Inc.	128,100	1,155,462
Euronet Worldwide, Inc. *	55,700	887,301
Hewitt Associates, Inc., Class A *	30,500	1,250,195
Interactive Intelligence, Inc. *	2,500	49,425
Internap Network Services Corp. *	162,900	941,562
JDA Software Group, Inc. *	45,900	1,326,510
Lionbridge Technologies, Inc. *	105,800	572,378
Manhattan Associates, Inc. *	43,300	1,240,978
ModusLink Global Solutions, Inc. *	68,200	609,026
Openwave Systems, Inc. *	127,400	284,102
SonicWALL, Inc. *	59,100	598,683
TeleTech Holdings, Inc. *	45,600	754,680
TIBCO Software, Inc. *	19,700	224,580
Unisys Corp. *	10,140	284,123
United Online, Inc.	32,800	261,416
VeriFone Holdings, Inc. *	51,200	974,336

56 See financial notes

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Web.com Group, Inc. *	70,500	340,515

		15,278,564

Technology Hardware & Equipment 5.8%
Adaptec, Inc. *	137,100	423,639
Arris Group, Inc. *	62,200	764,438
Benchmark Electronics, Inc. *	33,900	733,596
Black Box Corp.	12,000	374,280
Brightpoint, Inc. *	83,400	674,706
Cray, Inc. *	122,100	825,396
CTS Corp.	25,600	268,800
Insight Enterprises, Inc. *	93,800	1,409,814
JDS Uniphase Corp. *	72,200	937,878
Mercury Computer Systems, Inc. *	40,300	518,258
Methode Electronics, Inc.	10,200	113,220
Oplink Communications, Inc. *	64,100	968,551
OSI Systems, Inc. *	11,600	302,064
Plantronics, Inc.	38,200	1,268,240
Quantum Corp. *	225,100	652,790
RadiSys Corp. *	46,800	458,172
Symmetricom, Inc. *	65,800	436,254
Tekelec *	49,400	895,622
Tellabs, Inc.	83,100	754,548
Vishay Intertechnology, Inc. *	92,500	962,925

		13,743,191

Telecommunication Services 2.0%
Atlantic Tele-Network, Inc.	5,700	314,526
Global Crossing Ltd. *	84,000	1,247,400
PAETEC Holding Corp. *	133,700	665,826
USA Mobility, Inc. *	74,600	1,039,924
Vonage Holdings Corp. (a)*	909,000	1,545,300

		4,812,976

Transportation 3.6%
Alaska Air Group, Inc. *	33,600	1,391,376
Avis Budget Group, Inc. *	103,100	1,558,872
Dollar Thrifty Automotive Group, Inc. *	35,600	1,566,044
Hawaiian Holdings, Inc. *	124,500	883,950
International Shipholding Corp.	30,700	931,438
Marten Transport Ltd. *	45,600	996,360
SkyWest, Inc.	74,200	1,111,516

		8,439,556

Utilities 3.4%
Central Vermont Public Services Corp.	21,300	464,553
El Paso Electric Co. *	62,200	1,321,750
Nicor, Inc.	41,000	1,783,910
Southwest Gas Corp.	60,500	1,881,550
UGI Corp.	44,700	1,228,803
UIL Holdings Corp.	10,300	299,009
Unisource Energy Corp.	34,100	1,136,212

		8,115,787

Total Common Stock
(Cost $190,534,738)		234,513,369

Security	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.4% of net assets

Time Deposits 0.1%
Wells Fargo
0.03%, 05/03/10	235,405	235,405

U.S. Treasury Obligation 0.3%
U.S. Treasury Bill
0.15%, 06/17/10	670,000	669,874

Total Short-Term Investments
(Cost $905,274)		905,279

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.6% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	1,433,969	1,433,969

Total Collateral Invested for Securities on Loan
(Cost $1,433,969)		1,433,969

End of Collateral Invested for Securities on Loan

At 04/30/10, the tax basis cost of the fund’s investments was $191,440,012 and the unrealized appreciation and depreciation were $51,919,594 and ($7,940,958), respectively, with a net unrealized appreciation of $43,978,636.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.

See financial notes 57

 Schwab Small-Cap Equity Fund

Statement of
Assets and Liabilities
As of April 30, 2010; unaudited.

Assets

Investments, at value including securities on loan of $1,326,602 (cost $191,440,012)		$235,418,648
Collateral invested for securities on loan		1,433,969
Receivables:
Investments sold		1,380,050
Fund shares sold		116,852
Dividends		111,664
Income from securities on loan		2,889
Prepaid expenses	+	2,099

Total assets		238,466,171

Liabilities

Collateral held for securities on loan		1,433,969
Payables:
Investment adviser and administrator fees		17,919
Shareholder services fees		12,025
Fund shares redeemed		108,827
Accrued expenses	+	52,967

Total liabilities		1,625,707

Net Assets

Total assets		238,466,171
Total liabilities	−	1,625,707

Net assets		$236,840,464

Net Assets by Source
Capital received from investors		294,852,480
Distribution in excess of net investment income		(289,009)
Net realized capital losses		(101,727,637)
Net unrealized capital gains		44,004,630

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$236,840,464		16,752,229		$14.14

58 See financial notes

 Schwab Small-Cap Equity Fund

Statement of
Operations
For November 1, 2009 through April 30, 2010; unaudited.

Investment Income

Dividends		$927,633
Interest		904
Securities on loan	+	15,146

Total investment income		943,683

Expenses

Investment adviser and administrator fees		884,835
Shareholder service fees		273,097
Portfolio accounting fees		21,597
Transfer agent fees		17,184
Professional fees		16,894
Shareholder reports		16,718
Registration fees		10,686
Custodian fees		8,140
Trustees’ fees		3,330
Other expenses	+	10,999

Total expenses		1,263,480
Expense reduction by adviser and Schwab	−	30,788

Net expenses	−	1,232,692

Net investment loss		(289,009)

Realized and Unrealized Gains (Losses)

Net realized gains on investments		9,234,004
Net realized gains on futures contracts	+	763,073

Net realized gains		9,997,077
Net unrealized gains on investments		42,302,453
Net unrealized gains on futures contracts	+	406,945

Net unrealized gains	+	42,709,398

Net realized and unrealized gains		52,706,475

Increase in net assets resulting from operations		$52,417,466

See financial notes 59

 Schwab Small-Cap Equity Fund

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/09-4/30/10			11/1/08-10/31/09
Net investment loss		($289,009)	($280,891)
Net realized gains (losses)		9,997,077	(63,571,031)
Net unrealized gains	+	42,709,398	72,547,447

Increase in net assets from operations		52,417,466	8,695,525

Distributions to Shareholders[1]

Distributions from net investment income
Select Shares	+	—	35,897

Total distributions from net investment income		—	35,897

Distributions from net realized gains

Transactions in Fund Shares1

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		—	$—	599,285	$5,606,439
Select Shares	+	785,767	9,951,249	12,682,353	149,287,224

Total shares sold		785,767	$9,951,249	13,281,638	$154,893,663

Shares Reinvested
Select Shares	+	—	—	3,591	32,357

Total shares reinvested		—	$—	3,591	$32,357

Shares Redeemed
Investor Shares		—	$—	(13,557,844)	($156,099,674)
Select Shares	+	(2,157,266)	(27,459,111)	(2,043,591)	(19,986,185)

Total shares redeemed		(2,157,266)	($27,459,111)	(15,601,435)	($176,085,859)

Net transactions in fund shares		(1,371,499)	($17,507,862)	(2,316,206)	($21,159,839)

Shares Outstanding and Net Assets

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		18,123,728	$201,930,860	20,439,934	$214,431,071
Total increase or decrease	+	(1,371,499)	34,909,604	(2,316,206)	(12,500,211)

End of period		16,752,229	$236,840,464	18,123,728	$201,930,860

Distributions in excess of net investment income			($289,009)		$—

[1]	Effective September 28, 2009, all outstanding Investor Shares (10,689,600 shares valued at $129,208,402) combined with Select Shares, resulting in a single class of shares of the fund.

60 See financial notes

Schwab Hedged Equity Fund™

Financial Statements

Financial Highlights

	11/1/09–		11/1/08–	11/1/07–	11/1/06–	11/1/05–	11/1/04–
	4/30/10*		10/31/09[1]	10/31/08	10/31/07	10/31/06	10/31/05

Per-Share Data ($)

Net asset value at beginning of period	13.45		12.55	16.39	15.98	14.46	13.01

Income (loss) from investment operations:
Net investment income (loss)	(0.03)		(0.05)	(0.05)	0.14	0.07	0.04
Net realized and unrealized gains (losses)	1.60		0.96	(3.63)	0.36	1.76	2.05

Total from investment operations	1.57		0.91	(3.68)	0.50	1.83	2.09
Less distributions:
Distributions from net investment income	—		(0.01)	(0.16)	(0.09)	(0.05)	—
Distributions from net realized gains	—		—	—	—	(0.26)	(0.64)

Total distributions	—		(0.01)	(0.16)	(0.09)	(0.31)	(0.64)

Net asset value at end of period	15.02		13.45	12.55	16.39	15.98	14.46

Total return (%)	11.67	[2]	7.28	(22.66)	3.11	12.82	16.52

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses (including dividend expense on short sales)	1.79	[3]	2.07 [4]	2.17 [5]	2.03 [5]	1.90	2.26
Net operating expenses (excluding dividend expense on short sales)	1.40	[3,6]	1.62 [5,7]	1.77	1.77	1.77 [8]	1.92 [8]
Gross operating expenses	1.82	[3]	2.29	2.19	2.04	1.97	2.39
Net investment income (loss)	(0.44)[3]		(0.41)	(0.17)	0.79	0.77	0.55
Portfolio turnover rate	45	[2]	169	138	72	100	87
Net assets, end of period ($ x 1,000,000)	338		306	343	948	931	229

* Unaudited.
1 Effective September 28, 2009, the Investor Shares class and the Select Shares class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Not annualized.
3 Annualized.
4 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.
5 The ratio of net operating expense would have been 2.02% and 2.16% for the periods ended 10/31/07 and 10/31/08, respectively, if interest expense had not been incurred.
6 The ratio of net operating expenses would have been 1.33% if stock loan fees on short sales had not been incurred.
7 The ratio of net operating expenses would have been 1.47% if stock loan fees on short sales had not been incurred.
8 The ratio of net operating expenses would have been 1.82% and 1.76% for the periods ended 10/31/05 and 10/31/06, respectively, if interest expense had not been incurred.

See financial notes 61

 Schwab Hedged Equity Fund

Portfolio Holdings as of April 30, 2010 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

96.2%		Common Stock	272,914,441	325,549,996
2.6%		Other Investment Company	8,750,011	8,750,011
0.7%		Short-Term Investment	2,253,559	2,253,577

99.5%		Total Investments	283,918,011	336,553,584
(21	.2)%	Short Sales	(59,621,083)	(71,637,752)
21.7%		Other Assets and Liabilities, Net		73,188,341

100.0%		Total Net Assets		338,104,173

	Number	Value
Security	of Shares	($)

Common Stock 96.2% of net assets

Automobiles & Components 1.3%
Ford Motor Co. *	342,700	4,461,954

Banks 4.6%
CapitalSource, Inc. (a)	368,500	2,199,945
Fifth Third Bancorp	58,800	876,708
First Horizon National Corp. *	131,496	1,860,668
Huntington Bancshares, Inc. (a)	762,000	5,158,740
PNC Financial Services Group, Inc.	55,200	3,709,992
Wells Fargo & Co.	49,600	1,642,256

		15,448,309

Capital Goods 6.8%
Cubic Corp. (a)	42,500	1,585,675
Emcor Group, Inc. *	208,700	5,960,472
EnerSys (a)*	3,800	98,344
General Electric Co.	95,800	1,806,788
Hubbell, Inc., Class B (a)	28,100	1,305,807
L-3 Communications Holdings, Inc. (a)	15,000	1,403,550
Northrop Grumman Corp. (a)	35,500	2,407,965
Raytheon Co. (a)	31,400	1,830,620
The Timken Co.	43,500	1,530,330
Tyco International Ltd.	131,700	5,108,643

		23,038,194

Commercial & Professional Supplies 2.7%
Avery Dennison Corp. (a)	93,100	3,633,693
R.R. Donnelley & Sons Co. (a)	248,800	5,346,712

		8,980,405

Consumer Durables & Apparel 3.1%
Carter’s, Inc. (a)*	159,800	5,148,756
Jones Apparel Group, Inc.	41,800	909,568
Stanley Black & Decker, Inc.	24,500	1,522,675
Whirlpool Corp.	25,700	2,797,959

		10,378,958

Consumer Services 3.6%
Cracker Barrel Old Country Store, Inc.	24,700	1,219,439
Panera Bread Co., Class A *	62,100	4,840,074
Service Corp. International	484,300	4,349,014
Starbucks Corp.	68,300	1,774,434

		12,182,961

Diversified Financials 8.2%
AmeriCredit Corp. (a)*	200,400	4,797,576
Ameriprise Financial, Inc. (a)	101,200	4,691,632
Bank of America Corp. (a)	32,100	572,343
Discover Financial Services (a)	361,600	5,590,336
Investment Technology Group, Inc. (a)*	38,800	673,956
JPMorgan Chase & Co. (a)	176,100	7,498,338
The Goldman Sachs Group, Inc. (a)	28,000	4,065,600

		27,889,781

Energy 10.2%
Anadarko Petroleum Corp.	85,900	5,339,544
Cameron International Corp. (a)*	50,000	1,973,000
El Paso Corp.	227,900	2,757,590
Murphy Oil Corp.	49,700	2,989,455
National-Oilwell Varco, Inc.	129,300	5,693,079
Noble Corp. (a)*	69,700	2,752,453
Occidental Petroleum Corp. (a)	15,000	1,329,900
Peabody Energy Corp. (a)	18,000	840,960
SEACOR Holdings, Inc. *	14,600	1,228,882
The Williams Cos., Inc.	172,700	4,077,447
World Fuel Services Corp.	192,600	5,475,618

		34,457,928

Food & Staples Retailing 0.4%
Wal-Mart Stores, Inc.	28,200	1,512,930

Food, Beverage & Tobacco 6.8%
Archer-Daniels-Midland Co.	199,800	5,582,412
ConAgra Foods, Inc.	63,600	1,556,292
Del Monte Foods Co. (a)	216,500	3,234,510
H.J. Heinz Co.	55,100	2,582,537
Kraft Foods, Inc., Class A (a)	69,700	2,063,120
Lancaster Colony Corp. (a)	42,500	2,336,225
Tyson Foods, Inc., Class A	283,200	5,547,888

		22,902,984

62 See financial notes

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Health Care Equipment & Services 1.2%
Baxter International, Inc. (a)	5,200	245,544
Cardinal Health, Inc.	36,700	1,273,123
McKesson Corp. (a)	41,900	2,715,539

		4,234,206

Insurance 2.3%
American Financial Group, Inc. (a)	156,000	4,591,080
Prudential Financial, Inc. (a)	40,000	2,542,400
The Travelers Cos., Inc.	11,300	573,362
Transatlantic Holdings, Inc. (a)	2,600	129,298

		7,836,140

Materials 6.7%
Ashland, Inc.	44,100	2,626,596
Bemis Co., Inc.	37,600	1,143,416
Crown Holdings, Inc. *	29,700	772,200
International Paper Co.	122,600	3,278,324
MeadWestvaco Corp. (a)	174,100	4,730,297
PolyOne Corp. *	186,300	2,107,053
Silgan Holdings, Inc.	86,800	5,236,644
Solutia, Inc. *	153,200	2,696,320

		22,590,850

Media 1.3%
Time Warner, Inc.	136,533	4,516,512

Pharmaceuticals, Biotechnology & Life Sciences 7.3%
Biogen Idec, Inc. (a)*	12,300	654,975
Cephalon, Inc. *	67,500	4,333,500
Dionex Corp. *	18,400	1,500,888
Forest Laboratories, Inc. (a)*	99,000	2,698,740
Johnson & Johnson	24,400	1,568,920
King Pharmaceuticals, Inc. (a)*	189,000	1,852,200
Mylan, Inc. *	41,600	916,448
PerkinElmer, Inc.	73,800	1,848,690
Pfizer, Inc. (a)	268,500	4,489,320
Valeant Pharmaceuticals International *	3,800	171,000
Watson Pharmaceuticals, Inc. *	110,200	4,718,764

		24,753,445

Real Estate 1.9%
Hospitality Properties Trust (a)	67,000	1,774,830
Jones Lang LaSalle, Inc.	22,600	1,782,688
Public Storage	28,600	2,771,626

		6,329,144

Retailing 4.6%
Amazon.com, Inc. (a)*	4,000	548,240
Macy’s, Inc. (a)	1,600	37,120
Rent-A-Center, Inc. (a)*	174,000	4,492,680
The Gap, Inc. (a)	232,800	5,757,144
The Home Depot, Inc. (a)	139,200	4,906,800

		15,741,984

Semiconductors & Semiconductor Equipment 3.3%
Amkor Technology, Inc. (a)*	168,900	1,273,506
Intel Corp.	298,100	6,805,623
Marvell Technology Group Ltd. (a)*	53,000	1,094,450
Micron Technology, Inc. *	198,600	1,856,910

		11,030,489

Software & Services 8.9%
BMC Software, Inc. (a)*	11,500	452,640
CA, Inc. (a)	244,300	5,572,483
Computer Sciences Corp. (a)*	104,300	5,464,277
Hewitt Associates, Inc., Class A *	133,900	5,488,561
International Business Machines Corp. (a)	62,200	8,023,800
Sybase, Inc. *	87,400	3,791,412
TIBCO Software, Inc. *	105,200	1,199,280

		29,992,453

Technology Hardware & Equipment 4.4%
Apple, Inc. *	7,300	1,906,176
Cisco Systems, Inc. *	26,900	724,148
Hewlett-Packard Co. (a)	15,800	821,126
Ingram Micro, Inc., Class A (a)*	186,500	3,386,840
Jabil Circuit, Inc.	16,600	254,312
Tech Data Corp. *	17,000	729,300
Tellabs, Inc. (a)	665,300	6,040,924
Vishay Intertechnology, Inc. *	11,100	115,551
Western Digital Corp. *	21,800	895,762

		14,874,139

Telecommunication Services 1.6%
Telephone & Data Systems, Inc. (a)	158,800	5,504,008

Transportation 0.9%
Alaska Air Group, Inc. (a)*	70,600	2,923,546

Utilities 4.1%
Constellation Energy Group, Inc.	54,200	1,915,970
DTE Energy Co.	28,200	1,358,394
Nicor, Inc.	39,500	1,718,645
NiSource, Inc.	156,000	2,542,800
Southwest Gas Corp.	62,500	1,943,750
UGI Corp.	163,300	4,489,117

		13,968,676

Total Common Stock
(Cost $272,914,441)		325,549,996

See financial notes 63

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Other Investment Company 2.6% of net assets

Money Fund 2.6%
State Street Institutional Liquid Reserves Fund - Institutional Class	8,750,011	8,750,011

Total Other Investment Company
(Cost $8,750,011)		8,750,011

Security	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.7% of net assets

U.S. Treasury Bill 0.7%
U.S. Treasury Bill
0.15%, 06/17/10 (b)	2,254,000	2,253,577

Total Short-Term Investment
(Cost $2,253,559)		2,253,577

End of Investments.

At 04/30/10, the tax basis cost of the fund’s investments was $284,060,133 and the unrealized appreciation and depreciation were $63,009,363 and ($10,515,912), respectively, with a net unrealized appreciation of $52,493,451.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for short sales.
(b)	All or a portion of this security is held as collateral for open futures contracts.

In addition to the above, the fund held the following at 04/30/10.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

S&P 500 Index, e-mini, Long, expires 06/18/10	200	11,834,000	40,902

64 See financial notes

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Short Sales 21.2% of net assets

Automobiles & Components 0.7%
Harley-Davidson, Inc.	69,500	2,351,185

Banks 0.3%
People’s United Financial, Inc.	62,400	969,072

Capital Goods 2.0%
Precision Castparts Corp.	14,200	1,822,428
Terex Corp. *	83,500	2,214,420
USG Corp. *	113,600	2,680,960

		6,717,808

Commercial & Professional Supplies 0.1%
Robert Half International, Inc.	10,600	290,228

Consumer Durables & Apparel 1.1%
D.R. Horton, Inc.	146,500	2,152,085
M.D.C. Holdings, Inc.	38,900	1,489,870

		3,641,955

Consumer Services 0.4%
International Game Technology	59,300	1,250,044

Diversified Financials 1.1%
Greenhill & Co., Inc.	1,800	158,202
IntercontinentalExchange, Inc. *	15,600	1,819,428
Invesco Ltd.	40,000	919,600
Leucadia National Corp. *	28,200	713,742

		3,610,972

Energy 1.3%
Diamond Offshore Drilling, Inc.	17,000	1,344,700
Petrohawk Energy Corp. *	71,600	1,545,844
Weatherford International Ltd. *	78,400	1,419,824

		4,310,368

Food & Staples Retailing 0.1%
Rite Aid Corp. *	200,000	296,000

Food, Beverage & Tobacco 0.6%
PepsiCo, Inc.	16,000	1,043,520
The Coca-Cola Co.	17,600	940,720

		1,984,240

Health Care Equipment & Services 0.4%
athenahealth, Inc. *	52,700	1,529,354

Insurance 1.6%
Assured Guaranty Ltd.	80,700	1,739,085
Brown & Brown, Inc.	84,800	1,707,872
Old Republic International Corp.	133,300	2,000,833

		5,447,790

Materials 2.5%
Alcoa, Inc.	153,000	2,056,320
Martin Marietta Materials, Inc.	2,600	249,288
Monsanto Co.	21,000	1,324,260
Southern Copper Corp.	52,000	1,590,160
Steel Dynamics, Inc.	55,000	864,050
The Mosaic Co.	27,500	1,406,350
Weyerhaeuser Co.	20,200	1,000,304

		8,490,732

Media 0.2%
Central European Media Enterprises, Ltd., Class A *	24,000	816,000

Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Auxilium Pharmaceuticals, Inc. *	25,000	890,000
Seattle Genetics, Inc. *	24,800	312,480
Vertex Pharmaceuticals, Inc. *	37,600	1,457,752

		2,660,232

Real Estate 0.4%
The St. Joe Co. *	40,314	1,331,975

Retailing 2.3%
Abercrombie & Fitch Co., Class A	48,500	2,120,905
Advance Auto Parts, Inc.	2,400	108,240
American Eagle Outfitters, Inc.	93,600	1,573,416
AnnTaylor Stores Corp. *	4,900	106,330
AutoZone, Inc. *	1,400	259,014
O’Reilly Automotive, Inc. *	54,900	2,684,061
Saks, Inc. *	90,300	880,425

		7,732,391

Semiconductors & Semiconductor Equipment 0.9%
Applied Materials, Inc.	73,700	1,015,586
MEMC Electronic Materials, Inc. *	123,700	1,604,389
Rambus, Inc. *	20,000	482,600

		3,102,575

Software & Services 1.1%
Paychex, Inc.	49,500	1,514,700
TiVo, Inc. *	131,100	2,296,872

		3,811,572

See financial notes 65

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Technology Hardware & Equipment 1.6%
Aruba Networks, Inc. *	13,100	164,536
Brocade Communications Systems, Inc. *	233,600	1,516,064
Ciena Corp. *	117,500	2,172,575
Logitech International S.A. - Reg’d *	95,600	1,565,928

		5,419,103

Telecommunication Services 0.6%
Clearwire Corp., Class A *	15,100	116,572
Leap Wireless International, Inc. *	110,900	2,031,688

		2,148,260

Utilities 1.1%
EQT Corp.	48,800	2,122,312
Southern Co.	46,400	1,603,584

		3,725,896

Total Short Sales
(Proceeds $59,621,083)		71,637,752

End of Short Sale Positions.

*	Non-income producing security

Reg’d —	Registered

66 See financial notes

 Schwab Hedged Equity Fund

Statement of
Assets and Liabilities
As of April 30, 2010; unaudited.

Assets

Investments, at value (cost $283,918,011)		$336,553,584
Deposits with broker for short sales		86,972,475
Receivables:
Investments sold		4,800,069
Fund shares sold		453,930
Dividends		215,956
Interest		477
Prepaid expenses	+	5,200

Total assets		429,001,691

Liabilities

Securities sold short, at value (proceeds $59,621,083)		71,637,752
Payables:
Investments bought		18,215,132
Investment adviser and administrator fees		29,479
Shareholder services fees		105,130
Fund shares redeemed		563,111
Dividends on short sales		77,265
Due to brokers for futures		219,000
Accrued expenses	+	50,649

Total liabilities		90,897,518

Net Assets

Total assets		429,001,691
Total liabilities	−	90,897,518

Net assets		$338,104,173

Net Assets by Source
Capital received from investors		339,376,979
Distribution in excess of net investment income		(706,597)
Net realized capital losses		(41,227,151)
Net unrealized capital gains		40,660,942

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$338,104,173		22,515,473		$15.02

See financial notes 67

 Schwab Hedged Equity Fund

Statement of
Operations
For November 1, 2009 through April 30, 2010; unaudited.

Investment Income

Dividends		$2,187,814

Expenses

Investment adviser and administrator fees		1,701,542
Shareholder service fees		405,129
Dividends on short sales		624,246
Stock loan fees on short sales		108,757
Transfer agent fees		28,564
Professional fees		22,896
Portfolio accounting fees		20,007
Registration fees		11,316
Shareholder reports		8,631
Custodian fees		5,734
Trustees’ fees		3,614
Other expenses	+	9,766

Total expenses		2,950,202
Expense reduction by adviser and Schwab	−	55,774
Custody credits	−	17

Net expenses	−	2,894,411

Net investment loss		(706,597)

Realized and Unrealized Gains (Losses)

Net realized gains on investments		11,356,418
Net realized gains on futures contracts	+	859,492

Net realized gains		12,215,910
Net unrealized gains on investments		30,092,597
Net unrealized losses on short sales		(5,361,253)
Net unrealized gains on futures contracts	+	375,131

Net unrealized gains	+	25,106,475

Net realized and unrealized gains		37,322,385

Increase in net assets resulting from operations		$36,615,788

68 See financial notes

 Schwab Hedged Equity Fund

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/09-4/30/10			11/1/08-10/31/09
Net investment loss		($706,597)	($1,554,989)
Net realized gains (losses)		12,215,910	(17,350,376)
Net unrealized gains	+	25,106,475	40,312,189

Increase in net assets from operations		36,615,788	21,406,824

Distributions to Shareholders

Distributions from net investment income		$—	$323,723

Transactions in Fund Shares1

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		—	$—	5,286,537	$63,441,895
Select Shares	+	4,942,398	70,465,311	11,513,959	147,734,804

Total shares sold		4,942,398	$70,465,311	16,800,496	$211,176,699

Shares Reinvested
Select Shares	+	—	—	20,695	249,786

Total shares reinvested		—	$—	20,695	$249,786

Shares Redeemed
Investor Shares		—	$—	(11,581,462)	($147,840,022)
Select Shares	+	(5,143,698)	(74,509,482)	(16,134,457)	(200,712,109)

Total shares redeemed		(5,143,698)	($74,509,482)	(27,715,919)	($348,552,131)

Net transactions in fund shares		(201,300)	($4,044,171)	(10,894,728)	($137,125,646)

Shares Outstanding and Net Assets

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		22,716,773	$305,532,556	33,611,501	$421,575,101
Total increase or decrease	+	(201,300)	32,571,617	(10,894,728)	(116,042,545)

End of period		22,515,473	$338,104,173	22,716,773	$305,532,556

Distributions in excess of net investment income			($706,597)		$—

[1]	Effective September 28, 2009, all outstanding Investor Shares (4,323,378 shares valued at $59,344,844) combined with Select Shares, resulting in a single class of shares of the fund

See financial notes 69

Schwab Financial Services Fund™

Financial Statements

Financial Highlights

	11/1/09–		11/1/08–	11/1/07–	11/1/06–	11/1/05–	11/1/04–
	4/30/10*		10/31/09	10/31/08	10/31/07	10/31/06	10/31/05

Per-Share Data ($)

Net asset value at beginning of period	8.77		9.05	15.88	15.75	14.42	13.12

Income (loss) from investment operations:
Net investment income (loss)	0.03		0.08	0.18	0.18	0.10	0.12
Net realized and unrealized gains (losses)	1.73		(0.21)	(6.78)	0.25	1.98	2.21

Total from investment operations	1.76		(0.13)	(6.60)	0.43	2.08	2.33
Less distributions:
Distributions from net investment income	(0.06)		(0.15)	(0.21)	(0.11)	(0.11)	(0.09)
Distributions from net realized gains	—		—	(0.02)	(0.19)	(0.64)	(0.94)

Total distributions	(0.06)		(0.15)	(0.23)	(0.30)	0.75	(1.03)

Net asset value at end of period	10.47		8.77	9.05	15.88	15.75	14.42

Total return (%)	20.17	[1]	(1.10)	(42.08)	2.75	14.85	18.62

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.95	[2,3]	0.96 [4]	0.94	0.90	0.98	1.07
Gross operating expenses	1.05	[2]	0.99	0.94	0.90	0.98	1.15
Net investment income (loss)	0.49	[2]	0.91	1.56	1.06	0.87	1.01
Portfolio turnover rate	24	[1]	47	59	54	57	74
Net assets, end of period ($ x 1,000,000)	65		64	84	94	95	29

* Unaudited.
1 Not annualized.
2 Annualized
3 The ratio of net operating expenses would have been 0.94%, if certain non-routine expenses had not been incurred.
4 Effective July 1, 2009, the net operating expense limitation was lowered. The ratio presented for period ended October 31, 2009 is a blended rate.

70 See financial notes

 Schwab Financial Services Fund

Portfolio Holdings as of April 30, 2010 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

98.5%	Common Stock	56,807,359	63,736,226
0.9%	Short-Term Investments	568,472	568,473

99.4%	Total Investments	57,375,831	64,304,699
0.6%	Other Assets and Liabilities, Net		368,952

100.0%	Total Net Assets		64,673,651

	Number	Value
Security	of Shares	($)

Common Stock 98.5% of net assets

Banks 18.2%
BancFirst Corp.	14,400	635,616
CapitalSource, Inc.	256,300	1,530,111
Fifth Third Bancorp	72,800	1,085,448
First Citizens BancShares, Inc., Class A	6,908	1,423,048
First Horizon National Corp. *	32,729	463,111
Huntington Bancshares, Inc.	257,600	1,743,952
PNC Financial Services Group, Inc.	10,900	732,589
Provident New York Bancorp	10,100	103,727
U.S. Bancorp	12,500	334,625
UMB Financial Corp.	29,700	1,250,964
Wells Fargo & Co.	75,100	2,486,561

		11,789,752

Diversified Financials 42.5%
Affiliated Managers Group, Inc. *	19,600	1,649,928
American Express Co.	52,100	2,402,852
AmeriCredit Corp. *	39,900	955,206
Ameriprise Financial, Inc.	24,900	1,154,364
Bank of America Corp.	167,400	2,984,742
Capital One Financial Corp.	39,200	1,701,672
Citigroup, Inc. *	577,300	2,522,801
Discover Financial Services	108,200	1,672,772
GAMCO Investors, Inc., Class A	7,600	349,676
Investment Technology Group, Inc. *	20,200	350,874
JPMorgan Chase & Co.	100,000	4,258,000
Lazard Ltd., Class A	35,800	1,384,028
MarketAxess Holdings, Inc.	35,500	558,060
Nelnet, Inc., Class A	33,400	666,664
PHH Corp. *	32,400	735,156
Raymond James Financial, Inc.	12,600	386,064
SWS Group, Inc.	39,700	439,479
The Goldman Sachs Group, Inc.	22,900	3,325,080

		27,497,418

Insurance 23.8%
Aflac, Inc.	19,300	983,528
American Equity Investment Life Holding Co.	57,900	609,108
American Financial Group, Inc.	57,050	1,678,982
Berkshire Hathaway, Inc., Class B *	21,300	1,640,100
FBL Financial Group, Inc., Class A	2,300	59,432
Genworth Financial, Inc., Class A *	18,700	308,924
MetLife, Inc.	47,100	2,146,818
National Financial Partners Corp. *	49,700	764,883
PartnerRe Ltd.	5,000	387,900
Protective Life Corp.	5,200	125,164
Prudential Financial, Inc.	40,500	2,574,180
The Chubb Corp.	3,200	169,184
The Travelers Cos., Inc.	36,000	1,826,640
Transatlantic Holdings, Inc.	7,300	363,029
Unum Group	71,600	1,752,052

		15,389,924

Real Estate 12.0%
Brandywine Realty Trust	21,800	277,732
Colonial Properties Trust	33,600	529,872
Equity Lifestyle Properties, Inc.	4,600	255,346
Equity One, Inc.	16,600	322,206
Equity Residential	12,800	579,456
First Potomac Realty Trust	16,000	259,520
Hospitality Properties Trust	21,200	561,588
Host Hotels & Resorts, Inc.	43,054	700,058
HRPT Properties Trust	47,200	370,048
Jones Lang LaSalle, Inc.	2,800	220,864
Lexington Realty Trust	42,800	303,024
Liberty Property Trust	5,800	196,098
Mack-Cali Realty Corp.	10,000	343,600
Mid-America Apartment Communities, Inc.	6,200	342,674
Public Storage	7,900	765,589
Saul Centers, Inc.	4,800	189,744
Simon Property Group, Inc.	10,959	975,570
SL Green Realty Corp.	4,900	304,633
Sovran Self Storage, Inc.	8,000	295,120

		7,792,742

Software & Services 2.0%
Euronet Worldwide, Inc. *	25,000	398,250
MasterCard, Inc., Class A	3,500	868,140

		1,266,390

Total Common Stock
(Cost $56,807,359)		63,736,226

Security	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.9% of net assets

Time Deposit 0.7%
Wells Fargo
0.03%, 05/03/10	468,492	468,492

See financial notes 71

 Schwab Financial Services Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($)	($)

U.S. Treasury Obligation 0.2%
U.S. Treasury Bills
0.15%, 06/17/10 (a)	100,000	99,981

Total Short-Term Investments
(Cost $568,472)		568,473

End of Investments.

At 04/30/10, the tax basis cost of the fund’s investments was $57,387,101 and the unrealized appreciation and depreciation were $9,930,059 and ($3,012,461), respectively, with a net unrealized appreciation of $6,917,598.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contracts

S&P 500 Index, e-mini, Long, expires 06/18/10	9	532,530	16,814

72 See financial notes

 Schwab Financial Services Fund

Statement of
Assets and Liabilities
As of April 30, 2010; unaudited.

Assets

Investments, at value (cost $57,375,831)		$64,304,699
Receivables:
Investments sold		412,115
Fund shares sold		61,630
Dividends		31,620
Receivable from investment adviser		133
Prepaid expenses	+	979

Total assets		64,811,176

Liabilities

Payables:
Investment adviser and administrator fees		4,573
Shareholder services fees		5,494
Fund shares redeemed		94,559
Due to brokers for futures		9,855
Accrued expenses	+	23,044

Total liabilities		137,525

Net Assets

Total assets		64,811,176
Total liabilities	−	137,525

Net assets		$64,673,651

Net Assets by Source
Capital received from investors		95,696,943
Net investment income not yet distributed		24,467
Net realized capital losses		(37,998,972)
Net unrealized capital gains		6,951,213

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$64,673,651		6,177,674		$10.47

See financial notes 73

 Schwab Financial Services Fund

Statement of
Operations
For November 1, 2009 through April 30, 2010; unaudited.

Investment Income

Dividends		$445,102
Interest		139
Securities on loan	+	32

Total investment income		445,273

Expenses

Investment adviser and administrator fees		167,072
Shareholder service fees		77,348
Transfer agent fees		24,043
Portfolio accounting fees		18,538
Professional fees		14,425
Registration fees		8,585
Shareholder reports		6,452
Trustees’ fees		2,734
Custodian fees		2,695
Interest expense		184
Other expenses	+	4,211

Total expenses		326,287
Expense reduction by adviser and Schwab	−	31,955

Net expenses	−	294,332

Net investment income		150,941

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(569,803)
Net realized gains on futures contracts	+	41,958

Net realized losses		(527,845)
Net unrealized gains on investments		11,755,619
Net unrealized gains on foreign currency translations		1
Net unrealized gains on futures contracts	+	16,814

Net unrealized gains	+	11,772,434

Net realized and unrealized gains		11,244,589

Increase in net assets resulting from operations		$11,395,530

74 See financial notes

 Schwab Financial Services Fund

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/09-4/30/10			11/1/08-10/31/09
Net investment income		$150,941	$595,868
Net realized losses		(527,845)	(28,643,130)
Net unrealized gains	+	11,772,434	25,526,244

Increase (Decrease) in net assets from operations		11,395,530	(2,521,018)

Distributions to Shareholders

Distributions from net investment income		$407,141	$1,346,722

Transactions in Fund Shares

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares sold		531,479	$5,258,216	3,169,841	$23,403,536
Shares reinvested		40,105	363,350	166,503	1,228,793
Shares redeemed	+	(1,717,296)	(16,138,546)	(5,322,653)	(40,814,513)

Net transactions in fund shares		(1,145,712)	($10,516,980)	(1,986,309)	($16,182,184)

Shares Outstanding and Net Assets

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		7,323,386	$64,202,242	9,309,695	$84,252,166
Total increase or decrease	+	(1,145,712)	471,409	(1,986,309)	(20,049,924)

End of period		6,177,674	$64,673,651	7,323,386	$64,202,242

Net investment income not yet distributed			$24,467		$280,667

See financial notes 75

Schwab Health Care Fund™

Financial Statements

Financial Highlights

	11/1/09–		11/1/08–	11/1/07–	11/1/06–	11/1/05–	11/1/04–
	4/30/10*		10/31/09	10/31/08	10/31/07	10/31/06	10/31/05

Per-Share Data ($)

Net asset value at beginning of period	13.41		12.55	17.08	15.05	14.03	10.78

Income (loss) from investment operations:
Net investment income (loss)	0.08		0.13	0.08	0.05	(0.01)	(0.02)
Net realized and unrealized gains (losses)	1.42		0.82	(4.46)	2.11	1.03	3.27

Total from investment operations	1.50		0.95	(4.38)	2.16	1.02	3.25
Less distributions:
Distributions from net investment income	(0.13)		(0.09)	(0.05)	—	—	—
Distributions from net realized gains	—		—	(0.10)	(0.13)	—	—

Total distributions	(0.13)		(0.09)	(0.15)	(0.13)	—	—

Net asset value at end of period	14.78		13.41	12.55	17.08	15.05	14.03

Total return (%)	11.22	[1]	7.65	(25.87)	14.49	7.27	30.15

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.83	[2,3]	0.83 [4]	0.82	0.82	0.84	0.89
Gross operating expenses	0.87	[2]	0.85	0.82	0.82	0.84	0.89
Net investment income (loss)	1.03	[2]	0.88	0.48	0.32	(0.07)	(0.28)
Portfolio turnover rate	16	[1]	36	50	34	76	42
Net assets, end of period ($ x 1,000,000)	430		430	545	834	611	397

* Unaudited.
1 Not annualized.
2 Annualized
3 The ratio of net operating expenses would have been 0.82% if certain non-routine expenses had not been incurred.
4 Effective July 1, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.

76 See financial notes

 Schwab Health Care Fund

Portfolio Holdings as of April 30, 2010 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

	77.4%	Common Stock	299,417,876	333,255,435
	19.5%	Foreign Common Stock	78,585,631	83,751,918
	—%	Warrants	3,798	5,496
	2.6%	Short-Term Investments	11,023,839	11,023,860

	99.5%	Total Investments	389,031,144	428,036,709
	1.8%	Collateral Invested for Securities on Loan	7,722,928	7,722,928
(1	.3)%	Other Assets and Liabilities, Net		(5,524,125)

	100.0%	Total Net Assets		430,235,512

	Number	Value
Security	of Shares	($)

Common Stock 77.4% of net assets

Health Care Equipment & Services 29.8%
American Medical Systems Holdings, Inc. *	50,000	896,000
AmerisourceBergen Corp.	275,000	8,483,750
AngioDynamics, Inc. *	20,000	320,000
Baxter International, Inc.	225,000	10,624,500
Beckman Coulter, Inc.	75,000	4,680,000
Becton Dickinson & Co.	90,000	6,873,300
Boston Scientific Corp. *	400,000	2,752,000
Cantel Medical Corp.	30,000	598,800
Cardinal Health, Inc.	100,000	3,469,000
Cerner Corp. *	50,000	4,245,500
Covidien plc	110,000	5,278,900
Cyberonics, Inc. *	10,000	195,300
DaVita, Inc. *	100,000	6,243,000
Diagnosticos da America S.A. *	107,600	934,710
Emergency Medical Services Corp., Class A *	35,000	1,850,800
Ensign Group, Inc.	10,000	173,600
ev3, Inc. *	45,000	860,850
Express Scripts, Inc. *	40,000	4,005,200
Gentiva Health Services, Inc. *	25,000	717,000
Health Management Associates, Inc., Class A *	50,000	466,000
Healthspring, Inc. *	25,000	440,000
Henry Schein, Inc. *	20,000	1,209,400
Hologic, Inc. *	200,000	3,574,000
Hospira, Inc. *	75,000	4,034,250
Humana, Inc. *	57,500	2,628,900
Integra LifeSciences Holdings *	50,000	2,271,500
Invacare Corp.	175,000	4,625,250
inVentiv Health, Inc. *	60,000	1,381,800
Inverness Medical Innovations, Inc. *	5,000	198,900
Kindred Healthcare, Inc. *	50,000	892,000
LifePoint Hospitals, Inc. *	50,000	1,909,000
McKesson Corp.	125,000	8,101,250
Medco Health Solutions, Inc. *	100,000	5,892,000
Odyssey HealthCare, Inc. *	50,000	1,041,500
Omnicare, Inc.	75,000	2,084,250
Quest Diagnostics, Inc.	50,000	2,858,000
Sirona Dental Systems, Inc. *	50,000	2,084,500
Teleflex, Inc.	40,000	2,452,800
Tenet Healthcare Corp. *	175,000	1,093,750
The Cooper Cos., Inc.	50,000	1,944,500
UnitedHealth Group, Inc.	200,000	6,062,000
Universal Health Services, Inc., Class B	50,000	1,856,000
Varian Medical Systems, Inc. *	35,000	1,973,300
WellPoint, Inc. *	75,000	4,035,000
Wright Medical Group, Inc. *	10,000	187,800

		128,499,860

Pharmaceuticals, Biotechnology & Life Sciences 47.6%
Abbott Laboratories	250,000	12,790,000
Albany Molecular Research, Inc. *	25,000	200,000
Alexion Pharmaceuticals, Inc. *	100,000	5,488,000
Alkermes, Inc. *	75,000	982,500
Allergan, Inc.	125,000	7,961,250
Amgen, Inc. *	275,000	15,774,000
Bio-Rad Laboratories, Inc., Class A *	15,000	1,675,350
Biogen Idec, Inc. *	200,000	10,650,000
Bristol-Myers Squibb Co.	475,000	12,012,750
Bruker Corp. *	125,000	1,911,250
Cephalon, Inc. *	125,000	8,025,000
Cubist Pharmaceuticals, Inc. *	225,000	5,044,500
Enzon Pharmaceuticals, Inc. *	75,000	793,500
Forest Laboratories, Inc. *	200,000	5,452,000
Gilead Sciences, Inc. *	35,000	1,388,450
Johnson & Johnson	400,000	25,720,000
Kendle International, Inc. *	7,500	124,125
King Pharmaceuticals, Inc. *	200,000	1,960,000
Life Technologies Corp. *	115,000	6,291,650
Martek Biosciences Corp. *	175,000	3,855,250
Merck & Co., Inc.	400,000	14,016,000
Mylan, Inc. *	300,000	6,609,000
Nabi Biopharmaceuticals *	75,000	421,500
Par Pharmaceutical Cos., Inc. *	150,000	4,071,000
PerkinElmer, Inc.	50,000	1,252,500
Perrigo Co.	40,000	2,441,200
Pfizer, Inc.	1,000,000	16,720,000
Thermo Fisher Scientific, Inc. *	225,000	12,438,000
Valeant Pharmaceuticals International *	175,000	7,875,000
ViroPharma, Inc. *	100,000	1,272,000
Warner Chilcott plc, Class A *	125,000	3,545,000

See financial notes 77

 Schwab Health Care Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Watson Pharmaceuticals, Inc. *	140,000	5,994,800

		204,755,575

Total Common Stock
(Cost $299,417,876)		333,255,435

Foreign Common Stock 19.5% of net assets

Australia 0.4%

Health Care Equipment & Services 0.1%
Ansell Ltd.	40,000	471,851

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
CSL Ltd.	40,000	1,195,254

		1,667,105

Belgium 0.3%

Health Care Equipment & Services 0.1%
Omega Pharma S.A. (b)*	5,000	243,527

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
UCB S.A. (b)	25,000	968,421

		1,211,948

Canada 0.0%

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
QLT, Inc. *	30,100	190,236

China 0.0%

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Sino Biopharmaceutical Ltd.	300,000	132,347

Denmark 1.9%

Health Care Equipment & Services 0.6%
Coloplast A/S, Class B	17,100	1,894,966
GN Store Nord A/S *	88,400	713,042

		2,608,008

Pharmaceuticals, Biotechnology & Life Sciences 1.3%
H. Lundbeck A/S	21,000	346,031
Novo Nordisk A/S, Class B	65,700	5,405,656

		5,751,687

		8,359,695

France 2.4%

Health Care Equipment & Services 0.3%
bioMerieux	4,600	498,559
Essilor International S.A.	10,000	609,598

		1,108,157

Pharmaceuticals, Biotechnology & Life Sciences 2.1%
Sanofi-Aventis	134,400	9,168,563

		10,276,720

Germany 1.7%

Health Care Equipment & Services 0.4%
Celesio AG (b)	57,200	1,872,714

Pharmaceuticals, Biotechnology & Life Sciences 1.3%
Bayer AG (b)	52,800	3,372,710
Stada Arzneimittel AG	50,000	1,964,119

		5,336,829

		7,209,543

Hong Kong 0.3%

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
China Pharmaceutical Group Ltd.	1,300,000	948,697
China Shineway Pharmaceutical Group Ltd.	75,000	228,956

		1,177,653

Indonesia 0.1%

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
PT Kalbe Farma Tbk	2,000,000	455,838

Israel 0.5%

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Teva Pharmaceutical Industries Ltd.	35,000	2,059,057

Italy 0.2%

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Recordati S.p.A. (b)	100,000	752,181

Japan 2.6%

Health Care Equipment & Services 0.9%
Fukuda Denshi Co., Ltd. (b)	19,000	452,648
Miraca Holdings, Inc.	77,000	2,480,522
Nihon Kohden Corp.	20,000	382,833
Olympus Corp.	12,000	363,129
Terumo Corp.	3,000	152,836

		3,831,968

Pharmaceuticals, Biotechnology & Life Sciences 1.7%
Astellas Pharma, Inc.	70,000	2,451,044
Mitsubishi Tanabe Pharma Corp.	27,000	357,234
Takeda Pharmaceutical Co., Ltd.	106,000	4,551,142

		7,359,420

		11,191,388

Malaysia 0.2%

Health Care Equipment & Services 0.2%
Kossan Rubber Industries	49,700	121,457
Top Glove Corp. Bhd	135,000	536,186

		657,643

78 See financial notes

 Schwab Health Care Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Spain 0.2%

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Almirall S.A.	73,500	796,053

Switzerland 5.5%

Pharmaceuticals, Biotechnology & Life Sciences 5.5%
Actelion Ltd. - Reg’d *	34,500	1,399,233
Novartis AG - Reg’d	238,800	12,175,157
Roche Holding AG	64,400	10,168,059

		23,742,449

United Kingdom 3.2%

Health Care Equipment & Services 0.1%
Smith & Nephew plc	61,200	634,496

Pharmaceuticals, Biotechnology & Life Sciences 3.1%
AstraZeneca plc	186,500	8,240,809
GlaxoSmithKline plc	269,208	4,996,757

		13,237,566

		13,872,062

Total Foreign Common Stock
(Cost $78,585,631)		83,751,918

Warrants 0.0% of net assets

Malaysia 0.0%

Health Care Equipment & Services 0.0%
KPJ Healthcare Bhd *	12,500	5,496

Total Warrants
(Cost $3,798)		5,496

Security	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 2.6% of net assets

Time Deposit 2.0%
Wells Fargo
0.03%, 05/03/10	8,444,344	8,444,344

U.S. Treasury Obligation 0.6%
U.S. Treasury Bill
0.15%, 06/17/10 (a)	2,580,000	2,579,516

Total Short-Term Investments
(Cost $11,023,839)		11,023,860

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 1.8% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	7,722,928	7,722,928

Total Collateral Invested for Securities on Loan
(Cost $7,722,928)		7,722,928

End of Collateral Invested for Securities on Loan

At 04/30/10, the tax basis cost of the fund’s investments was $389,154,163 and the unrealized appreciation and depreciation were $57,761,472 and ($18,878,926), respectively, with a net unrealized appreciation of $38,882,546.

At 04/30/10, the values of certain foreign securities held by the fund aggregating $83,561,682 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	All or a portion of this security is on loan.

Reg’d —	Registered

In addition to the above, the fund held the following at 04/30/10.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

S&P 500 Index, e-mini, Long, expires 06/18/10	150	8,875,500	243,363

See financial notes 79

 Schwab Health Care Fund

Statement of
Assets and Liabilities
As of April 30, 2010; unaudited.

Assets

Investments, at value including securities on loan of $7,274,066 (cost $389,031,144)		$428,036,709
Foreign currency, at value (cost $30,861)		30,903
Collateral invested for securities on loan		7,722,928
Receivables:
Investments sold		1,941,102
Dividends		517,028
Fund shares sold		227,425
Foreign tax reclaims		206,488
Interest		7
Income from securities on loan		10,986
Prepaid expenses	+	6,132

Total assets		438,699,708

Liabilities

Collateral held for securities on loan		7,722,928
Payables:
Investment adviser and administrator fees		17,970
Shareholder services fees		30,533
Fund shares redeemed		483,939
Due to brokers for futures		164,250
Accrued expenses	+	44,576

Total liabilities		8,464,196

Net Assets

Total assets		438,699,708
Total liabilities	−	8,464,196

Net assets		$430,235,512

Net Assets by Source
Capital received from investors		432,775,007
Net investment income not yet distributed		2,257,298
Net realized capital losses		(44,041,653)
Net unrealized capital gains		39,244,860

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$430,235,512		29,111,035		$14.78

80 See financial notes

 Schwab Health Care Fund

Statement of
Operations
For November 1, 2009 through April 30, 2010; unaudited.

Investment Income

Dividends (net of foreign withholding taxes of $160,917)		$4,103,061
Interest		2,096
Securities on loan	+	17,575

Total investment income		4,122,732

Expenses

Investment adviser and administrator fees		1,201,170
Shareholder service fees		556,097
Transfer agent fees		45,404
Shareholder reports		31,753
Portfolio accounting fees		27,467
Custodian fees		22,306
Professional fees		16,463
Registration fees		11,172
Trustees’ fees		4,171
Interest expense		51
Other expenses	+	21,118

Total expenses		1,937,172
Expense reduction by adviser and Schwab	−	95,343

Net expenses	−	1,841,829

Net investment income		2,280,903

Realized and Unrealized Gains (Losses)

Net realized gains on investments		3,349,894
Net realized gains on futures contracts		842,060
Net realized losses on foreign currency transactions	+	(15,851)

Net realized gains		4,176,103
Net unrealized gains on investments		40,867,155
Net unrealized losses on foreign currency translations		(10,228)
Net unrealized gains on futures contracts	+	270,768

Net unrealized gains	+	41,127,695

Net realized and unrealized gains		45,303,798

Increase in net assets resulting from operations		$47,584,701

See financial notes 81

 Schwab Health Care Fund

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/09-4/30/10			11/1/08-10/31/09
Net investment income		$2,280,903	$4,139,667
Net realized gains (losses)		4,176,103	(41,875,735)
Net unrealized gains	+	41,127,695	64,465,615

Increase in net assets from operations		47,584,701	26,729,547

Distributions to Shareholders

Distributions from net investment income		$4,113,182	$3,759,719

Transactions in Fund Shares

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,641,527	$24,277,316	4,545,844	$55,023,679
Shares reinvested		249,452	3,669,445	282,139	3,365,915
Shares redeemed	+	(4,864,622)	(71,572,538)	(16,145,730)	(195,653,564)

Net transactions in fund shares		(2,973,643)	($43,625,777)	(11,317,747)	($137,263,970)

Shares Outstanding and Net Assets

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		32,084,678	$430,389,770	43,402,425	$544,683,912
Total decrease	+	(2,973,643)	(154,258)	(11,317,747)	(114,294,142)

End of period		29,111,035	$430,235,512	32,084,678	$430,389,770

Net investment income not yet distributed			$2,257,298		$4,089,877

82 See financial notes

Schwab® International Core Equity Fund

Financial Statements

Financial Highlights

	11/1/09–		11/1/08–	5/30/08[2]–
	4/30/10*		10/31/09[1]	10/31/08

Per-Share Data ($)

Net asset value at beginning of period	7.25		5.85	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.08		0.03	0.06
Net realized and unrealized gains (losses)	0.13		1.46	(4.21)

Total from investment operations	0.21		1.49	(4.15)
Less distributions:
Distributions from net investment income	(0.18)		(0.09)	—

Net asset value at end of period	7.28		7.25	5.85

Total return (%)	2.75	[3]	25.98	(41.50)[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.87	[4,5]	0.86	0.86	[4]
Gross operating expenses	1.20	[4]	1.60	1.39	[4]
Net investment income (loss)	1.58	[4]	1.19	1.67	[4]
Portfolio turnover rate	46	[3,6]	94	56	[3]
Net assets, end of period ($ x 1,000,000)	53		37	3

* Unaudited.
1 Effective October 7, 2009, the Investor Shares class, the Select Shares class and the Institutional Shares class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2 Commencement of operations.
3 Not annualized.
4 Annualized
5 The ratio of net operating expenses would have been 0.86% if certain non-routine expenses had not been incurred.
6 Portfolio turnover excludes the impact of investment activity resulting from a merger with another fund. (see financial note 11).

See financial notes 83

 Schwab International Core Equity Fund

Portfolio Holdings as of April 30, 2010 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

98.1%	Common Stock	48,656,374	52,424,392
1.2%	Other Investment Company	631,075	631,075

99.3%	Total Investments	49,287,449	53,055,467
0.7%	Other Assets and Liabilities, Net		385,313

100.0%	Net Assets		53,440,780

	Number	Value
Security	of Shares	($)

Common Stock 98.1% of net assets

Australia 5.3%

Capital Goods 0.3%
UGL Ltd.	12,636	170,858

Consumer Services 0.7%
Flight Centre Ltd.	16,228	295,463
Tatts Group Ltd.	28,711	65,516

		360,979

Diversified Financials 0.5%
Challenger Financial Services Group Ltd.	71,601	271,714

Food & Staples Retailing 0.5%
Wesfarmers Ltd.	9,700	260,030

Materials 3.3%
BHP Billiton Ltd.	24,780	905,863
Boral Ltd.	13,966	75,500
Orica Ltd.	13,028	315,941
PaperlinX Ltd. *	70,566	48,548
Rio Tinto Ltd.	6,037	394,458

		1,740,310

		2,803,891

Austria 1.5%

Banks 1.0%
Erste Group Bank AG	5,418	240,551
Raiffeisen International Bank-Holding AG	6,091	296,574

		537,125

Capital Goods 0.1%
Strabag SE	1,682	43,794

Energy 0.4%
OMV AG	6,638	237,194

		818,113

Belgium 1.0%

Banks 0.4%
KBC GROEP N.V. *	4,103	183,576

Food & Staples Retailing 0.2%
Delhaize Group	1,524	126,029

Materials 0.4%
Umicore	5,288	193,358

		502,963

Canada 1.3%

Energy 0.1%
Pan Orient Energy Corp. *	5,700	41,356

Materials 1.0%
Canfor Corp. *	14,800	151,817
Cascades, Inc.	15,800	123,190
Labrador Iron Ore Royalty Income Fund	2,600	130,793
West Fraser Timber Co., Ltd.	2,800	121,284

		527,084

Utilities 0.2%
ATCO Ltd., Class I	2,700	129,684

		698,124

China 0.6%

Banks 0.1%
Bank of China Ltd., Class H	96,000	49,419

Capital Goods 0.2%
China International Marine Containers (Group) Co., Ltd., Class B	68,500	86,590
First Tractor Co., Ltd., Class H	36,000	24,762

		111,352

Energy 0.3%
China Petroleum & Chemical Corp., Class H	164,000	131,495

		292,266

Denmark 2.4%

Banks 0.2%
Danske Bank A/S *	4,223	110,253

Food, Beverage & Tobacco 1.3%
Carlsberg A/S, Class B	3,962	320,208
Danisco A/S	5,396	389,663

		709,871

Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Novo Nordisk A/S, Class B	5,738	472,111

		1,292,235

84 See financial notes

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

France 6.1%

Automobiles & Components 0.9%
PSA Peugeot Citroen S.A. *	3,960	116,956
Valeo S.A. *	11,266	376,824

		493,780

Banks 1.1%
BNP Paribas	8,437	579,505

Capital Goods 1.3%
Bouygues S.A.	6,431	318,654
Legrand S.A.	9,304	302,945
Zodiac Aerospace	1,300	67,784

		689,383

Consumer Durables & Apparel 0.5%
Christian Dior S.A.	2,547	271,144

Food & Staples Retailing 0.3%
Rallye S.A.	4,165	153,225

Household & Personal Products 0.2%
L’Oreal S.A.	861	89,478

Insurance 0.1%
CNP Assurances	966	81,315

Pharmaceuticals, Biotechnology & Life Sciences 1.2%
Sanofi-Aventis	9,107	621,266

Telecommunication Services 0.5%
France Telecom S.A.	13,408	293,523

		3,272,619

Germany 7.4%

Capital Goods 0.9%
Bilfinger Berger AG	2,692	178,783
MTU Aero Engines Holding AG	5,595	307,605

		486,388

Diversified Financials 0.9%
Deutsche Bank AG - Reg’d	7,128	497,518

Insurance 1.2%
Allianz SE - Reg’d	4,598	527,138
Muenchener Rueckversicherungs-Gesellschaft AG - Reg’d	902	127,122

		654,260

Materials 1.5%
Aurubis AG	7,781	393,240
BASF SE	6,876	399,761

		793,001

Pharmaceuticals, Biotechnology & Life Sciences 1.4%
Bayer AG	5,619	358,925
Stada Arzneimittel AG	10,006	393,060

		751,985

Semiconductors & Semiconductor Equipment 0.2%
Infineon Technologies AG *	11,745	83,157

Transportation 0.1%
Deutsche Post AG - Reg’d	2,729	44,263

Utilities 1.2%
E.ON AG	17,149	632,416

		3,942,988

Hong Kong 3.1%

Banks 0.2%
Industrial & Commercial Bank of China (Asia) Ltd.	36,000	89,558

Consumer Durables & Apparel 0.1%
Yue Yuen Industrial Holdings Ltd.	21,500	74,904

Diversified Financials 0.1%
First Pacific Co., Ltd.	74,000	49,712

Energy 0.8%
CNOOC Ltd.	174,000	306,061
CNPC Hong Kong Ltd.	78,000	103,379

		409,440

Real Estate 0.7%
Great Eagle Holdings Ltd.	63,000	176,298
Hongkong Land Holdings Ltd.	21,000	111,089
Sino Land Co., Ltd.	38,000	68,194
Sun Hung Kai Properties Ltd.	2,000	27,728

		383,309

Technology Hardware & Equipment 0.7%
VTech Holdings Ltd.	34,000	380,106

Utilities 0.5%
Hongkong Electric Holdings Ltd.	47,000	277,335

		1,664,364

Italy 3.7%

Banks 1.0%
Credito Emiliano S.p.A. *	30,028	183,425
Intesa Sanpaolo *	111,697	368,144

		551,569

Capital Goods 0.2%
Prysmian S.p.A.	5,328	95,937

Diversified Financials 0.7%
Azimut Holding S.p.A.	30,613	344,966

Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Recordati S.p.A.	49,513	372,427

Technology Hardware & Equipment 0.6%
Esprinet S.p.A.	32,533	325,623

Telecommunication Services 0.5%
Telecom Italia S.p.A.	201,333	281,483

		1,972,005

Japan 25.6%

Automobiles & Components 1.9%
Honda Motor Co., Ltd.	11,300	382,364
Nhk Spring Co., Ltd.	27,000	259,397
Nissan Motor Co., Ltd. *	45,300	394,162

		1,035,923

Banks 4.4%
Fukuoka Financial Group, Inc.	55,000	238,633
The 77 Bank Ltd.	50,000	284,125
The Bank of Yokohama Ltd.	63,000	327,563
The Chiba Bank Ltd.	49,000	310,315
The Hiroshima Bank Ltd.	67,000	274,658
The Nishi-Nippon City Bank Ltd.	102,000	293,543

See financial notes 85

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Sumitomo Trust & Banking Co., Ltd.	54,000	326,567
The Toho Bank Ltd.	98,000	307,992

		2,363,396

Capital Goods 3.1%
Fujikura Ltd.	8,000	42,734
Marubeni Corp.	43,000	253,715
Mitsubishi Corp.	9,900	234,510
Nagase & Co., Ltd.	32,000	381,716
Nippo Corp.	33,000	254,702
Sanki Engineering Co., Ltd.	15,000	121,538
Sumitomo Corp.	29,300	352,828

		1,641,743

Commercial & Professional Supplies 0.4%
Sohgo Security Services Co., Ltd.	21,000	234,200

Consumer Durables & Apparel 0.7%
Funai Electric Co., Ltd.	1,000	39,035
Makita Corp.	8,200	254,173
Tomy Co., Ltd.	10,600	82,026

		375,234

Consumer Services 0.2%
Oriental Land Co., Ltd.	1,200	84,977

Diversified Financials 0.7%
Takefuji Corp.	90,710	365,456

Energy 0.2%
JX Holdings, Inc. *	19,500	108,777

Food, Beverage & Tobacco 2.7%
Ajinomoto Co., Inc.	14,000	131,493
Fuji Oil Co., Ltd.	26,600	369,522
Morinaga Milk Industry Co., Ltd.	98,000	395,925
Nippon Meat Packers, Inc.	22,000	277,912
Nisshin Seifun Group, Inc.	20,000	245,855

		1,420,707

Health Care Equipment & Services 0.3%
Miraca Holdings, Inc.	5,100	164,294

Household & Personal Products 0.4%
Shiseido Co., Ltd.	10,600	222,212

Insurance 0.8%
Tokio Marine Holdings, Inc.	13,400	398,926

Materials 1.1%
Hitachi Chemical Co., Ltd.	2,800	60,809
Kobe Steel Ltd. *	23,000	51,334
Nippon Soda Co., Ltd.	51,000	228,574
Rengo Co., Ltd.	18,000	103,408
Sumitomo Metal Mining Co., Ltd.	9,000	133,150

		577,275

Media 1.5%
Dentsu, Inc.	3,700	100,708
Nippon Television Network Corp.	2,740	409,496
TV Asahi Corp.	186	303,631

		813,835

Pharmaceuticals, Biotechnology & Life Sciences 1.3%
Dainippon Sumitomo Pharma Co., Ltd.	5,400	44,719
Mitsubishi Tanabe Pharma Corp.	19,000	251,387
Takeda Pharmaceutical Co., Ltd.	9,500	407,885

		703,991

Real Estate 0.4%
Daiwa House Industry Co., Ltd.	19,000	204,435

Retailing 1.6%
GEO Corp.	376	407,779
K’s Holdings Corp.	14,280	379,193
Yamada Denki Co., Ltd.	920	71,938

		858,910

Software & Services 0.1%
ITOCHU Techno-Solutions Corp.	1,600	60,434

Technology Hardware & Equipment 1.4%
Canon, Inc.	1,400	64,041
FUJIFILM Holdings Corp.	8,800	301,589
Fujitsu Ltd.	41,000	288,310
Hitachi Ltd. *	14,000	61,532
Toshiba Tec Corp. *	11,000	45,657

		761,129

Transportation 1.8%
Central Japan Railway Co.	6	48,857
Hitachi Transport System Ltd.	8,700	125,844
Nippon Express Co., Ltd.	66,000	310,947
Sankyu, Inc.	77,000	350,279
Seino Holdings Co., Ltd.	16,000	115,374

		951,301

Utilities 0.6%
Toho Gas Co., Ltd.	51,000	258,074
Tokyo Gas Co., Ltd.	19,000	80,741

		338,815

		13,685,970

Luxembourg 0.2%

Real Estate 0.2%
GAGFAH S.A.	10,000	79,067

Malaysia 0.6%

Health Care Equipment & Services 0.3%
Top Glove Corp. Bhd	35,900	142,586

Utilities 0.3%
Tenaga Nasional Berhad	55,300	146,994

		289,580

Mexico 0.3%

Materials 0.3%
Grupo Mexico S.A.B. de C.V., Series B	61,529	161,665

Netherlands 1.5%

Capital Goods 0.8%
Koninklijke Philips Electronics N.V.	13,428	450,900

Materials 0.4%
Koninklijke DSM N.V.	4,839	216,143

Semiconductors & Semiconductor Equipment 0.3%
STMicroelectronics N.V.	16,413	151,979

		819,022

86 See financial notes

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

New Zealand 0.9%

Materials 0.5%
Fletcher Building Ltd.	43,046	261,248

Telecommunication Services 0.4%
Telecom Corp. of New Zealand Ltd.	149,045	233,084

		494,332

Norway 1.5%

Energy 0.8%
Acergy S.A.	4,600	87,629
TGS Nopec Geophysical Co., A.S.A. *	18,100	346,895

		434,524

Software & Services 0.7%
Atea A.S.A.	46,600	381,671

		816,195

Portugal 0.2%

Transportation 0.2%
Brisa Auto-Estradas de Portugal SA	17,970	127,385

Republic of Korea 1.1%

Capital Goods 0.3%
LG Corp.	2,381	162,347

Household & Personal Products 0.2%
LG Household & Health Care Ltd.	316	86,388

Materials 0.5%
Korea Zinc Co., Ltd.	508	88,427
LG Chem Ltd.	700	177,013

		265,440

Semiconductors & Semiconductor Equipment 0.1%
Samsung Electronics Co., Ltd.	112	85,158

		599,333

Singapore 2.1%

Banks 0.3%
United Overseas Bank Ltd.	10,000	146,299

Capital Goods 1.5%
Keppel Corp., Ltd.	53,000	376,060
Noble Group Ltd.	131,000	284,124
SembCorp Industries Ltd.	29,000	88,206
SembCorp Marine Ltd.	17,000	52,021

		800,411

Real Estate 0.3%
Ho Bee Investment Ltd.	138,000	166,021

		1,112,731

Spain 5.5%

Banks 2.4%
Banco Bilbao Vizcaya Argentaria S.A.	38,011	499,927
Banco Santander S.A.	61,360	780,214

		1,280,141

Capital Goods 0.1%
Fomento de Construcciones y Contratas S.A.	1,534	50,198

Energy 0.2%
Tecnicas Reunidas S.A.	1,817	110,261

Food, Beverage & Tobacco 0.7%
Ebro Puleva S.A.	20,574	383,128

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Almirall S.A.	11,398	123,448

Telecommunication Services 1.2%
Telefonica S.A.	27,578	624,233

Utilities 0.7%
Endesa S.A.	13,489	384,092

		2,955,501

Sweden 2.2%

Food & Staples Retailing 0.7%
Axfood AB	13,081	373,762

Materials 1.0%
Boliden AB	17,601	242,163
Svenska Cellulosa AB, B Shares	20,839	271,530

		513,693

Real Estate 0.5%
Kungsleden AB	44,688	283,271

		1,170,726

Switzerland 4.5%

Diversified Financials 0.5%
Credit Suisse Group AG - Reg’d	6,063	278,278

Food, Beverage & Tobacco 1.4%
Nestle S.A. - Reg’d	15,351	751,138

Insurance 0.3%
Swiss Life Holding AG - Reg’d *	1,383	168,112

Materials 0.3%
Clariant AG - Reg’d *	5,496	75,830
Ems-Chemie Holding AG - Reg’d	523	72,549

		148,379

Pharmaceuticals, Biotechnology & Life Sciences 1.5%
Novartis AG - Reg’d	16,005	816,011

Telecommunication Services 0.5%
Swisscom AG - Reg’d	768	260,630

Transportation 0.0%
Swissair Group (a) (b)*	30	—

		2,422,548

Turkey 0.3%

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Eczacibasi Ilac Sanayi ve Ticaret A.S.	73,752	134,785

Utilities 0.1%
Aygaz A.S.	7,834	34,322

		169,107

See financial notes 87

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

United Kingdom 19.2%

Banks 0.9%
HSBC Holdings plc	38,115	388,102
Paragon Group Cos. plc	40,871	102,091

		490,193

Capital Goods 1.4%
IMI plc	40,154	436,633
Rolls-Royce Group plc *	6,757	59,539
Rolls-Royce Group plc, C Shares (a) (b)*	608,130	930
Travis Perkins plc *	19,246	248,570

		745,672

Commercial & Professional Supplies 0.7%
Michael Page International plc	46,579	302,955
The Davis Service Group plc	7,386	48,357

		351,312

Consumer Durables & Apparel 0.8%
Persimmon plc *	59,960	434,984

Consumer Services 0.2%
Restaurant Group plc	32,403	120,364

Diversified Financials 1.1%
International Personal Finance	114,774	473,196
Investec plc	15,995	126,506

		599,702

Energy 3.9%
BP plc	112,374	980,113
Hunting plc	42,048	362,103
Royal Dutch Shell plc, B Share	23,817	718,046

		2,060,262

Food, Beverage & Tobacco 1.3%
Britvic plc	48,387	354,635
Dairy Crest Group plc	57,477	314,449

		669,084

Insurance 1.3%
Aviva plc	51,572	272,628
Hiscox Ltd.	9,110	46,379
Lancashire Holdings Ltd.	55,139	390,980

		709,987

Materials 1.0%
Eurasian Natural Resources Corp.	14,536	269,500
Kazakhmys plc *	4,011	84,976
Mondi plc	9,514	64,221
Xstrata plc *	7,499	123,012

		541,709

Pharmaceuticals, Biotechnology & Life Sciences 1.1%
AstraZeneca plc	13,310	588,124

Retailing 0.3%
WH Smith plc	17,508	134,304

Software & Services 0.8%
Logica plc	205,815	430,600

Telecommunication Services 2.3%
BT Group plc	184,437	354,910
Vodafone Group plc	396,743	879,123

		1,234,033

Transportation 0.8%
Stagecoach Group plc	143,007	429,665

Utilities 1.3%
International Power plc	61,248	310,018
National Grid plc	27,538	265,547
Tanjong plc Ltd. Co.	26,100	146,102

		721,667

		10,261,662

Total Common Stock
(Cost $48,656,374)		52,424,392

Other Investment Company 1.2% of net assets

United States 1.2%
State Street Institutional Liquid Reserves Fund - Institutional Class	631,075	631,075

Total Other Investment Company
(Cost $631,075)		631,075

End of Investments.

At 04/30/10, the tax basis cost of the fund’s investments was $49,391,378 and the unrealized appreciation and depreciation were $5,958,388 and ($2,294,299), respectively, with a net unrealized appreciation of $3,664,089.

At 04/30/10, the values of certain foreign securities held by the fund aggregating $50,588,294 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

*	Non-income producing security.
(a)	Illiquid security. At the period end, the value of these amounted to $930 or 0.0% of net assets.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

Reg’d —	Registered

88 See financial notes

 Schwab International Core Equity Fund

Statement of
Assets and Liabilities
As of April 30, 2010; unaudited.

Assets

Investments, at value (cost $49,287,449)		$53,055,467
Foreign currency, at value (cost $76,823)		77,143
Receivables:
Dividends		262,228
Foreign tax reclaims		67,024
Fund shares sold		6,876
Interest		174
Prepaid expenses	+	4,666

Total assets		53,473,578

Liabilities

Payables:
Investments bought		1,565
Investment adviser and administrator fees		1,071
Shareholder services fees		10,875
Fund shares redeemed		18,592
Distributions to shareholders fees	+	695

Total liabilities		32,798

Net Assets

Total assets		53,473,578
Total liabilities	−	32,798

Net assets		$53,440,780

Net Assets by Source
Capital received from investors		68,382,050
Net investment income not yet distributed		291,480
Net realized capital losses		(18,999,256)
Net unrealized capital gains		3,766,506

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$53,440,780		7,345,417		$7.28

See financial notes 89

 Schwab International Core Equity Fund

Statement of
Operations
For November 1, 2009 through April 30, 2010; unaudited.

Investment Income

Dividends (net of foreign withholding taxes of $64,619)		$770,864
Interest	+	1,099

Total investment income		771,963

Expenses

Investment adviser and administrator fees		182,457
Shareholder service fees		78,645
Portfolio accounting fees		32,167
Professional fees		19,794
Custodian fees		18,274
Registration fees		16,268
Transfer agent fees		10,232
Shareholder reports		10,113
Trustees’ fees		2,776
Interest expense		1,043
Other expenses	+	6,139

Total expenses		377,908
Expense reduction by adviser and Schwab	−	103,296

Net expenses	−	274,612

Net investment income		497,351

Realized and Unrealized Gains (Losses)

Net realized gains on investments		2,294,639
Net realized losses on foreign currency transactions	+	(9,123)

Net realized gains		2,285,516
Net unrealized losses on investments		(3,869,100)
Net unrealized losses on foreign currency translations	+	(4,323)

Net unrealized losses	+	(3,873,423)

Net realized and unrealized losses		(1,587,907)

Decrease in net assets resulting from operations		($1,090,556)

90 See financial notes

 Schwab International Core Equity Fund

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/09-4/30/10			11/1/08-10/31/09
Net investment income		$497,351	$734,186
Net realized gains (losses)		2,285,516	(14,073,263)
Net unrealized gains (losses)	+	(3,873,423)	21,217,844

Increase (Decrease) in net assets from operations		(1,090,556)	7,878,767

Distributions to Shareholders[1,2]

Distributions from net investment income
Investor Shares		—	282,728
Select Shares		—	135,197
Institutional Shares	+	911,920	41,973

Total distributions from net investment income		911,920	459,898

Transactions in Fund Shares1,2

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		—	$—	321,158	$1,872,084
Select Shares		—	—	247,317	1,343,753
Institutional Shares	+	1,082,452	8,020,999	4,932,858	36,215,105

Total shares sold		1,082,452	$8,020,999	5,501,333	$39,430,942

Issued in connection with merger
Institutional Shares		7,281,464	54,649,067	—	—

Total shares issued in connection with merger		7,281,464	$54,649,067	—	$—

Shares Reinvested
Investor Shares		—	$—	44,687	$248,909
Select Shares		—	—	20,012	111,470
Institutional Shares	+	99,931	750,485	832	4,624

Total shares reinvested		99,931	$750,485	65,531	$365,003

Shares Redeemed
Investor Shares		—	$—	(4,002,006)	($28,219,563)
Select Shares		—	—	(1,826,611)	(12,882,969)
Institutional Shares	+	(6,241,502)	(45,101,418)	(268,310)	(2,044,245)

Total shares redeemed		(6,241,502)	($45,101,418)	(6,096,927)	($43,146,777)

Net transactions in fund shares		2,222,345	$18,319,133	(530,063)	($3,350,832)

Shares Outstanding and Net Assets

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		5,123,072	$37,124,123	5,653,135	$33,056,086
Total increase or decrease	+	2,222,345	16,316,657	(530,063)	4,068,037

End of period		7,345,417	$53,440,780	5,123,072	$37,124,123

Net investment income not yet distributed			$291,480		$706,049

[1]	Effective October 7, 2009, all outstanding Investor Shares (3,284,474 shares valued at $24,125,448) and Select Shares (1,479,703 shares valued at $10,870,047) combined with Institutional Shares, resulting in a single class of shares of the fund.
[2]	Effective December 3, 2009 all of the assets and liabilities of the Schwab International Equity Fund were transferred to the Schwab International Core Equity Fund. (See financial note 11)

See financial notes 91

 Schwab Active Equity Funds

Financial Notes (unaudited)

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)
Schwab Premier Equity Fund
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Financial Services Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab S&P 500 Index Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab International Index Fund
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Laudus Small-Cap MarketMasters Fund
Laudus International MarketMasters Fund
Schwab Balanced Fund
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets Index Fund
Schwab Monthly Income Fund—Moderate Payout
Schwab Monthly Income Fund—Enhanced Payout
Schwab Monthly Income Fund—Maximum Payout

Each fund in this report offers one share class. Shares are bought and sold (subject to a redemption fee, see Note 8) at closing net asset value (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

Prior to September 29, 2009, the Schwab Premier Equity Fund, Schwab Small-Cap Equity Fund, and Schwab Hedged Equity Fund, each offered two share classes: Investor Shares and Select Shares. Effective September 28, 2009, all outstanding Investor Shares of the Schwab Premier Equity Fund, Schwab Small-Cap Equity Fund, and Schwab Hedged Equity Fund were converted into Select Shares and each fund no longer offered separate share classes. Immediately after, and as a result of the conversion, each shareholder of the Investor Shares became an owner of Select Shares of the same fund. Prior to October 8, 2009, the Schwab Dividend Equity Fund and Schwab Large-Cap Growth Fund, each offered two share classes: Investor Shares and Select Shares. Effective October 7, 2009, all outstanding Investor Shares of the Schwab Dividend Equity Fund and Schwab Large-Cap Growth Fund were converted into Select Shares and each fund no longer offered separate share classes. Immediately after, and as a result of the conversion, each shareholder of the Investor Shares became an owner of Select Shares of the same fund. Prior to October 8, 2009, the Schwab International Core Equity Fund offered three share classes: Investor Shares, Select Shares and Institutional Shares. Effective October 7, 2009, all outstanding Investor Shares and Select Shares of the Schwab International Core Equity Fund were converted into Institutional Shares and the fund no longer offered separate share classes. Immediately after, and as a result of the conversion, each shareholder of the Investor Shares and Select Shares became an owner of Institutional Shares of the same fund.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

92

 Schwab Active Equity Funds

Financial Notes (unaudited) (continued)

2. Significant Accounting Policies (continued):

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate.

•	Securities for which no quoted value is available: The Board of Trustees has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when a security is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	International Fair Valuation: The Board of Trustees has adopted procedures to fair value foreign equity securities that trade in markets that close prior to when the funds value their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its index or benchmark. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	Futures and forwards contracts: valued at their settlement prices as of the close of their exchanges (for futures) or at a value based on that day’s exchange rates (for forwards).

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values as determined by the underlying fund in accordance with the 1940 Act for a given day.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).

The funds adopted the authoritative guidance under GAAP on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly. Accordingly, if the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The guidance establishes three levels of the fair value hierarchy as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted prices.

 93

 Schwab Active Equity Funds

Financial Notes (unaudited) (continued)

2. Significant Accounting Policies (continued):

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 Prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 Prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of April 30, 2010:

Schwab Premier Equity Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$330,547,355	$—	$—	$330,547,355
Other Investment Company(a)	4,468,989	—	—	4,468,989
Short-Term Investment(a)	—	304,943	—	304,943

Total	$335,016,344	$304,943	$—	$335,321,287

Other Financial Instruments*
Futures Contract	$65,389	$—	$—	$65,389

94

 Schwab Active Equity Funds

Financial Notes (unaudited) (continued)

2. Significant Accounting Policies (continued):

Schwab Core Equity Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$1,930,025,753	$—	$—	$1,930,025,753
Other Investment Company(a)	14,724,445	—	—	14,724,445
Short-Term Investment(a)	—	1,714,678	—	1,714,678

Total	$1,944,750,198	$1,714,678	$—	$1,946,464,876

Other Financial Instruments
Collateral Invested for Securities on Loan	$4,652,949	$—	$—	$4,652,949
Futures Contracts*	$476,404	$—	$—	$476,404

Schwab Dividend Equity Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$1,414,548,710	$—	$—	$1,414,548,710
Short-Term Investments(a)	—	14,917,259	—	14,917,259

Total	$1,414,548,710	$14,917,259	$—	$1,429,465,969

Other Financial Instruments*
Futures Contract	$308,261	$—	$—	$308,261

Schwab Large-Cap Growth Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$403,116,268	$—	$—	$403,116,268
Other Investment Company(a)	787,651	—	—	787,651
Short-Term Investments(a)	—	1,491,938	—	1,491,938

Total	$403,903,919	$1,491,938	$—	$405,395,857

Other Financial Instruments*
Futures Contracts	$37,365	$—	$—	$37,365

Schwab Small-Cap Equity Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$234,513,369	$—	$—	$234,513,369
Short-Term Investments(a)	—	905,279	—	905,279

Total	$234,513,369	$905,279	$—	$235,418,648

Other Financial Instruments
Collateral Invested for Securities on Loan	$1,433,969	$—	$—	$1,433,969

 95

 Schwab Active Equity Funds

Financial Notes (unaudited) (continued)

2. Significant Accounting Policies (continued):

Schwab Hedged Equity Fund

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$325,549,996	$—	$—	$325,549,996
Other Investment Company(a)	8,750,011	—	—	8,750,011
Short-Term Investment(a)	—	2,253,577	—	2,253,577

Total	$334,300,007	$2,253,577	$—	$336,553,584

Other Financial Instruments
Futures Contracts*	40,902	—	—	40,902

Liabilities Valuation Input

Description
Other Financial Instruments
Short Sales(a)	($71,637,752)	$—	$—	($71,637,752)

Schwab Financial Services Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$63,736,226	$—	$—	$63,736,226
Short-Term Investments(a)	—	568,473	—	568,473

Total	$63,736,226	$568,473	$—	$64,304,699

Other Financial Instruments*
Futures Contracts	$16,814	$—	$—	$16,814

Schwab Health Care Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$333,255,435	$—	$—	$333,255,435
Foreign Common Stock(a)	—	83,561,682	—	83,561,682
Canada(a)	190,236	—	—	190,236
Warrants(a)	5,496	—	—	5,496
Short-Term Investments(a)	—	11,023,860	—	11,023,860

Total	$333,451,167	$94,585,542	$—	$428,036,709

Other Financial Instruments
Collateral Invested for Securities on Loan	7,722,928	—	—	7,722,928
Futures Contracts*	243,363	—	—	243,363

96

 Schwab Active Equity Funds

Financial Notes (unaudited) (continued)

2. Significant Accounting Policies (continued):

Schwab International Core Equity Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total**

Common Stock(a)	—	$24,062,137	$—	$24,062,137
Canada(a)	698,124	—	—	698,124
Japan(a)	—	13,577,193	—	13,577,193
Energy	108,777	—	—	108,777
Mexico(a)	161,665	—	—	161,665
Republic of Korea(a)	—	512,945	—	512,945
Household & Personal Products	86,388	—	—	86,388
Spain(a)	—	1,675,360	—	1,675,360
Banks	780,214	499,927	—	1,280,141
United Kingdom(a)	—	9,515,990	—	9,515,990
Capital Goods	—	744,742	930	745,672
Other Investment Company	631,075	—	—	631,075

Total	$2,466,243	$50,588,294	$930	$53,055,467

The following is a reconciliation of Level 3 Investments for which Significant Unobservable Inputs were used to determined fair value:

				Change in
	Balance as of	Accrued		Unrealized
Asset Valuation Inputs	October 31,	Discounts	Realized Gain	Appreciation	Net Purchases	Net Transfers	Balance as of
Investments in Securities	2009	(Premiums)	(Loss)	(Depreciation)	(Sales)	in/out	April 30, 2010
Common Stock
Switzerland	$—	$—	$—	($4,378)	$4,378	$—	$—
United Kingdom	—	—	—	(4)	934	—	930

Total	$—	$—	$—	($4,382)	$5,312	$—	$930

*	Futures contracts are not included in Investments and are valued at the unrealized appreciation or depreciation.
**	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings

All net realized and change in unrealized gains (losses) in the tables above are reflected in the accompanying statements of operations. Changes in net unrealized gains (losses) for Level 3 investment held by the funds at April 30, 2010 are ($4).

(b) Portfolio Investments:

Derivatives: The funds may invest in futures contracts to reduce the effects of uninvested cash on performance or for other reasons. Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date.

Because futures contracts carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount. Subsequent payments (“variation margin”) are made or received by a fund depending on daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses until the contract is closed, at which time the gains and losses are realized. Futures are traded publicly on exchanges, and their market value changes daily.

The Schwab International Core Equity Fund may invest in forward currency contracts in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future foreign currency exchange rates. “Forwards”, as they are known, are contracts to buy and sell a currency at a set price on a future date. Forwards are similar to futures except that they are not publicly traded, but are agreements directly between two parties. The accounting for Forwards is similar to that of

 97

 Schwab Active Equity Funds

Financial Notes (unaudited) (continued)

2. Significant Accounting Policies (continued):

futures contracts in that gains and losses are accounted for as unrealized gains or losses until the contracts settles and such amounts are accounted for as realized.

Short Sale: The Schwab Hedged Equity Fund may sell securities short (sell securities it does not own). When it does so, the fund identifies assets worth at least 100% of the value of the short securities as collateral. If the market value of the short securities subsequently falls, the fund can realize a gain by closing the position. However, if the value rises, the fund typically would have to add to its collateral or close out its short position at a loss. The potential for losses associated with short positions is much greater than the original value of the securities sold short and may exceed amounts recorded in the Statement of Assets and Liabilities.

Securities Lending: Under the Securities Lending Program, a fund (the “Lender”) may make short-term loans of their securities to another party (the “Borrower”) to generate additional revenue from their portfolio. The Borrower provides cash, U.S. government securities or letters of credit as collateral against the loans in an amount at least equal to 100% of the market value of the loaned securities.

The cash collateral of securities loaned is invested in registered 2a-7 money market portfolios. The investments of collateral are mark-to-market daily and the value of the collateral must be at least 100% of the market value of the loan securities each day. If the value of the collateral falls below 100% it will be adjusted the following day.

Repurchase Agreements: The funds may enter into repurchase agreements. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The funds’ repurchase agreements are fully collateralized by cash, U.S. government securities, U.S. government agency securities or other securities. All collateral is held by the funds’ custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

If the fund sells securities short, it records the proceeds received as an asset and the obligation to buy back the securities as a liability. At the time a short sale is initiated, the asset and liability are of equal value and effectively cancel each other out. Subsequently, the fund values the liability side of the transaction according to the market price of the securities sold short, and values the asset side according to the value of the proceeds. When the fund closes out a short position (buys the security), it records the outcome as a realized gain or loss. Dividends accrued on securities sold short are recorded as an expense on the fund’s records. The fund may also incur stock loan fees which represent the cost of borrowing securities used for short sale transactions.

Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly. A fund records the daily change in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker”).

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

98

 Schwab Active Equity Funds

Financial Notes (unaudited) (continued)

2. Significant Accounting Policies (continued):

Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the note proceeds are received.

(e) Expenses:

Expenses that are specific to a fund are charged directly to that fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds make distributions from net investment income, if any, once a year, with the exception of Schwab Dividend Equity Fund which typically pays quarterly dividends. The funds make distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

Certain funds have an arrangement with their custodian bank, State Street Bank and Trust Company, under which the funds receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

3. Risk factors

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to those described below. Any of these risks could cause an investor to lose money.

Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money.

The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

The funds’ investment adviser makes investment decisions for the funds using a strategy based largely on historical information. There is no guarantee that a strategy based on historical information will produce the desired results in the future.

Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more

 99

 Schwab Active Equity Funds

Financial Notes (unaudited) (continued)

3. Risk factors (continued)

established companies. During a period when small-cap stocks fall behind other types of investments — large-cap and mid-cap stocks, for instance — a fund’s small-cap holdings could reduce performance.

Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more vulnerable to adverse business or economic events than larger more established companies. During a period when large- and mid-cap U.S. stocks fall behind other types of investments — small-cap stocks, for instance — a fund’s large- and mid-cap holdings could reduce performance.

A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause a fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on a fund.

A fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks; for example, REITs are dependent upon specialized management skills and cash flows, and may have their investments in relatively few properties, a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences on a fund. In addition, REITs have their own expenses, and a fund will bear a proportionate share of those expenses.

Certain funds engage in short sales transactions. Short sales are transactions in which a fund sells a security it does not own. To complete a short sale, a fund must borrow the security to deliver to the buyer. A fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by a fund, and a fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time a fund replaces the borrowed security. A fund’s use of short selling may reduce the risk of general equity market volatility, but cannot completely eliminate the risk.

A fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

The investments of certain funds are concentrated in issuers doing business in the same sector, and therefore, the companies in which a fund invests will be affected by many of the same factors, such as legislative or regulatory changes, intense competition for market share, and other competitive challenges. In addition, a fund is subject to the risks that stocks of these companies may underperform other segments of the equity market as a whole and are likely to have above-average volatility.

Certain funds are non-diversified, which means that they may invest in the securities of relatively few issuers. As a result, a single adverse economic or regulatory occurrence may have a more significant effect on a fund’s investment, and a fund may experience increased volatility.

Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

A particular investment may be difficult to purchase or sell. A fund may be unable to sell illiquid securities at an advantageous time or price.

Please refer to a fund’s prospectus for a more complete description of the principal risks of investing in a fund.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between it and the trust.

100

 Schwab Active Equity Funds

Financial Notes (unaudited) (continued)

4. Affiliates and Affiliated Transactions (continued):

For its advisory and administrative services to each fund, CSIM is entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

Schwab
	Schwab	Schwab	Schwab	Schwab	Schwab	Schwab	International
% of Average	Premier	Core	Dividend	Large-Cap	Small-Cap	Hedged	Core
Daily net assets	Equity Fund	Equity Fund	Equity Fund	Growth Fund	Equity Fund	Equity Fund	Equity Fund

Flat rate	0.73%	0.47%	0.62%	0.72%	0.81%	1.05%	0.58%

	Schwab	Schwab
	Financial	Health Care
% of Average Daily net assets	Services Fund	Fund

First $500 million	0.54%	0.54%
$500 million to $1 billion	0.515%	0.515%
Over $1 billion	0.49%	0.49%

The Board of Trustees has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab) under the Plan. All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee of up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds), and a fund will pay no more than 0.25% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service provider. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by the service provider, including Schwab.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds to limit (“expense limitation”) the total annual fund operating expenses, excluding interest, taxes and certain non-routine expenses for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the funds’ Board of Trustees. The expense limitation as a percentage of average daily net assets is as follows:

Schwab	Schwab	Schwab	Schwab	Schwab	Schwab
Premier	Core	Dividend	Large-Cap	Small-Cap	Hedged
Equity Fund	Equity Fund	Equity Fund	Growth Fund	Equity Fund	Equity Fund

1.02%	0.75%	0.89%	0.99%	1.12%	1.33% *

Schwab	Schwab	Schwab
Financial	Health Care	International
Services Fund	Fund	Core Equity Fund

0.94%	0.82%	0.86%

*	Excludes dividend and interest paid on securities sold short.

Certain Schwab Funds may own shares of other Schwab Funds. The table below reflects the percentage of each Schwab Active Equity Fund owned by other Schwab Funds as of April 30, 2010.

 101

 Schwab Active Equity Funds

Financial Notes (unaudited) (continued)

4. Affiliates and Affiliated Transactions (continued):

	Schwab	Schwab	Schwab
	Core	Dividend	Small-Cap
	Equity Fund	Equity Fund	Equity Fund

Schwab Target Funds:
Schwab Target 2010	0.3%	0.1%	0.9%
Schwab Target 2015	0.2%	0.1%	0.5%
Schwab Target 2020	1.6%	0.5%	4.9%
Schwab Target 2025	0.4%	0.1%	1.2%
Schwab Target 2030	2.2%	0.7%	8.2%
Schwab Target 2035	0.3%	0.1%	1.2%
Schwab Target 2040	2.2%	0.7%	7.5%
Schwab Balanced Fund	2.3%	—	—

*	Less than 0.05%

As of April 30, 2010, the shares owned by Schwab Charitable Giving Trust (an affiliate of Schwab) as a percentage of the total shares of the Schwab Dividend Equity Fund is 4.3%.

The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended April 30, 2010, each fund’s total aggregate security transactions with other Schwab Funds were as follows:

Schwab Premier Equity Fund	399,106
Schwab Core Equity Fund	123,200

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

6. Borrowing from Banks:

The funds may borrow money from banks and custodians. The funds have custodian overdraft facilities a committed line of credit of $150 million with State Street Bank and Trust Company, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street Bank and Trust Company for the committed line of credit.

There were no borrowings from the lines of credit during the period. However, the funds utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

102

 Schwab Active Equity Funds

Financial Notes (unaudited) (continued)

7. Purchases and Sales of Investment Securities:

For the period ended April 30, 2010, purchases and sales of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Schwab Premier Equity Fund	$123,958,221	$206,745,266
Schwab Core Equity Fund	404,984,822	410,005,649
Schwab Dividend Equity Fund	235,989,604	261,377,020
Schwab Large-Cap Growth Fund	94,258,191	96,869,776
Schwab Small-Cap Equity Fund	67,227,252	74,708,557
Schwab Hedged Equity Fund*	139,370,078	156,834,839
Schwab Financial Services Fund	14,323,642	24,742,233
Schwab Health Care Fund	70,987,707	118,119,259
Schwab International Core Equity Fund**	24,386,373	59,351,262

*	Included securities sold short.
**	Purchase of securities excludes the impact of investment activity resulting from a merger with another fund (See financial note 11).

8. Redemption Fee:

The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:

	Current Period	Prior Period
	(11/01/09-4/30/10)	(11/01/08-10/31/09)

Schwab Premier Equity Fund	$747	$2,857
Schwab Core Equity Fund	9,772	73,895
Schwab Dividend Equity Fund	23,904	34,884
Schwab Large-Cap Growth Fund	1,974	15,393
Schwab Small-Cap Equity Fund	1,762	2,463
Schwab Hedged Equity Fund	3,950	61,799
Schwab Financial Services Fund	1,390	17,772
Schwab Health Care Fund	3,853	19,050
Schwab International Core Equity Fund	3,163	940

9. Federal Income Taxes:

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2009, the following funds had capital loss carry forwards available to offset net capital gains before the expiration dates:

	Schwab	Schwab	Schwab	Schwab	Schwab	Schwab
	Premier	Core	Dividend	Large-Cap	Small-Cap	Hedged
Expiration Date	Equity Fund	Equity Fund	Equity Fund	Growth Fund	Equity Fund	Equity Fund

October 31, 2010	$—	$603,762	$—	$—	$—	$—
October 31, 2111	—	—	—	—	—	—
October 31, 2012	—	—	—	—	—	—
October 31, 2013	—	—	—	158,193	—	—
October 31, 2014	—	—	—	2,673,530	—	12,199,767
October 31, 2015	—	4,320,563	—	2,011,642	—	22,794,675
October 31, 2016	58,079,495	99,354,408	43,871,497	53,983,115	47,890,515	—
October 31, 2017	166,518,485	241,512,718	204,730,679	58,253,697	64,171,318	18,640,726

Total	$224,597,980	$345,791,451	$248,602,176	$117,080,177	$112,061,833	$53,635,168

 103

 Schwab Active Equity Funds

Financial Notes (unaudited) (continued)

9. Federal Income Taxes (continued):

	Schwab	Schwab	Schwab
	Financial	Health Care	International Core
Expiration Date	Services Fund	Fund	Equity Fund

October 31, 2014	$—	$—	$—
October 31, 2015	—	—	—
October 31, 2016	8,786,044	8,168,658	7,119,717
October 31, 2017	28,673,848	39,971,669	14,096,742

Total	$37,459,892	$48,140,327	$21,216,459

As of May 21, 2009, Schwab Core Equity Fund has capital loss carryforwards of $18,694,811 subject to certain limitation on availability, to offset future capital gains, if any as the successor of a merger.

As of December 3, 2009, Schwab International Core Equity Fund may have additional capital loss carryforwards subject to certain limitation on availability, to offset future capital gains, if any as the successor of a merger.

As of October 31, 2009, capital losses expired were as follows:

Schwab
Core
Equity Fund

Capital losses expired	$3,736,431

As of October 31, 2009, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. The Schwab Premier Equity Fund, Schwab Core Equity Fund, Schwab Dividend Fund, Schwab Large-Cap Growth Fund, Schwab Small-Cap Equity Fund, Schwab Hedged Equity Fund, Schwab Financial Services Fund and Schwab Health Care Fund are not subject to examination by U.S. federal tax authorities for tax years before 2006 and by state tax authorities for tax years before 2005. The Schwab International Core Equity Fund is not subject to examination by U.S. federal tax authorities and state tax authorities for tax years before 2008.

10. Subsequent Events:

Management has determined there are no subsequent events or transactions that would have materially impacted the financial statements as presented.

11. Reorganization:

Under a plan of reorganization adopted by the Trust, all of the assets and liabilities of the Laudus U.S. MarketMasters Fund were transferred to the Schwab Core Equity Fund. The reorganization was completed at the close of business on May 21, 2009. The following is a summary of shares outstanding, net assets, net asset value per share issued and unrealized appreciation/depreciation immediately before and after the reorganization.

104

 Schwab Active Equity Funds

Financial Notes (unaudited) (continued)

11. Reorganization (continued):

	Before Reorganization		After Reorganization
	Schwab	Laudus	Schwab
	Core	U.S.	Core
	Equity Fund	MarketMasters Fund	Equity Fund

Shares:
Investor Shares	109,541,260	7,237,206	115,205,413
Select Shares	—	569,790	—
Net Assets:
Investor Shares	$1,340,412,152	$64,249,702	$1,409,724,054
Select Shares	—	$5,062,200	—
Net Asset Value:
Investor Shares	$12.24	$8.88	$12.24
Select Shares	—	$8.88	—
Net unrealized appreciation/(depreciation)	($266,479,238)	($6,518,334)	($272,997,572)

Under a plan of reorganization adopted by the Trust, all of the assets and liabilities of the Laudus Rosenberg International Equity Fund were transferred to the Schwab International Core Equity Fund. The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was completed at the close of business on December 3, 2009. The following is a summary of shares outstanding, net assets, net asset value per share issued and unrealized appreciation/ depreciation immediately before and after the reorganization.

	Before Reorganization		After Reorganization
	Schwab	Laudus Rosenberg	Schwab
	International	International	International
	Core Equity Fund	Equity Fund	Core Equity Fund

Shares:
Investor Shares	—	1,107,885	—
Select Shares	—	5,807,283	—
Institutional Shares	5,312,310	—	12,593,773
Net Assets:
Investor Shares	$—	$8,871,758	$—
Select Shares	$—	$45,867,084	$—
Institutional Shares	$39,870,120	$—	$94,518,962
Net Asset Value:
Investor Shares	$—	$7.93	$—
Select Shares	$—	$7.90	$—
Institutional Shares	$7.51	$—	$7.51
Net unrealized appreciation/(depreciation)	$3,421,737	$6,247,130	$9,668,867
Market value of investments	$39,729,753	$54,556,067	$94,285,820
Cost of investments	$36,308,016	$48,308,937	$84,616,953

Assuming the acquisition had been completed on November 1, 2009, the beginning of the current reporting period of Schwab International Core Equity Fund, Schwab International Core Equity Fund’s pro forma results of operations for the period ended April 30, 2010, are as follows:

Net investment income	$551,777
Net realized/unrealized gain on investments	$1,018,677
Net increase in net assets resulting from operations	$1,570,454

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Laudus Rosenberg International Equity Fund that have been included in Schwab International Core Equity Fund’s Statement of Operation since December 3, 2009.

 105

Results of Proxy Voting:

At a special meeting of shareholders of the trust held on December 14, 2009, shareholders approved the following proposal: to elect nine trustees to serve on the Board of Trustees of the trust. The individuals listed in the table below were elected as trustees for each fund. All trustees served as trustees of the trust prior to the special meeting.

	For	Withheld	% For
	(shares)	(shares)

Charles R. Schwab	1,402,634,526.75	105,696,405.10	92.99%
Walter W. Bettinger, II	1,458,729,719.36	49,601,212.49	96.71%
Mariann Byerwalter	1,455,075,604.88	53,255,326.97	96.47%
John F. Cogan	1,458,904,762.09	49,426,169.76	96.72%
William A. Hasler	1,449,460,489.61	58,970,442.24	96.10%
Gerald B. Smith	1,455,433,324.25	52,897,607.60	96.49%
Donald R. Stephens	1,457,006,880.73	51,324,051.12	96.60%
Joseph H. Wender	1,453,198,913.40	55,132,018.45	96.34%
Michael W. Wilsey	1,454,741,033.96	53,589,897.89	96.45%

106

Trustees and Officers

The tables below give information about the trustees and officers for Schwab Capital Trust which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 85 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC.	77	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009) Director, Excelsior Funds (2006 – 2007)

John F. Cogan 1947 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Fellow: The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	77	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	77	Director, Ditech Networks Corporation (1997 – present)
Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Harris-Stratex Networks (2001 – present)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
Director, Genitope Corporation (2000 – 2009)
			Director, Excelsior Funds (2006 – 2007)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	77	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present)

Donald R. Stephens 1938 Trustee (Trustee of Schwab Capital Trust since 1993.)	Managing Partner, D.R. Stephens & Company (investments) (1973 – present).	77	None

 107

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008-present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	77	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Capital Trust since 1993.)	Chairman and Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	77	None

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1993.)	Founded Charles Schwab & Co., Inc. in 1971 and became Chairman in 1978. Since 1986, Chairman and Director, The Charles Schwab Corporation. Since 1989, Director, Charles Schwab Investment Management, Inc., and appointed as Chairman in 1991. Since 1996, Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. Since 1999, Director and Chief Executive Officer, Schwab Holdings, Inc. Since 2003, Chairman, Charles Schwab Bank, N. A.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, and the Charles Schwab & Co., Inc.	77	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Capital Trust since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc., principal underwriter to the Funds, and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	85	None

108

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc. (August 2004 – present); Executive Vice President, Charles Schwab & Co., Inc. (2002 – present); Director, President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (August 2007 – present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC (Sept. 2002 – present); President and Chief Executive Officer, Schwab Strategic Trust (Oct. 2009 – present); Trustee (June 2006 – Dec. 2009), President and Chief Executive Officer (July 2007 – March 2008; effective July 2, 2010), Laudus Trust and Laudus Institutional Trust; President and Chief Executive Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust (June 2006 – June 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc. (November 2004 – present); Treasurer and Chief Financial Officer, Laudus Trust and Laudus Institutional Trust (2006 – present); Treasurer and Principal Financial Officer, Schwab Strategic Trust (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (Sept. 2002 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc. (July 2000 – present); Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. (June 1998 – present); Secretary and Chief Legal Officer, Schwab Strategic Trust (Oct. 2009 – present); Vice President and Assistant Clerk, Laudus Trust and Laudus Institutional Trust (Feb. 2010 – present); Secretary and Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007); Chief Legal Officer, Laudus Trust and Laudus Institutional Trust (Aug. 2006 – Dec. 2006).

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present) of Laudus Trust and Laudus Institutional Trust. Since 2009, Vice President of Schwab Strategic Trust (Oct. 2009 – present).

Michael Haydel 1972 Vice President (Officer of Schwab Capital Trust since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc. (2004 – present); Vice President (Sept. 2005 – present), Anti-Money Laundering Officer (Oct. 2005 – Feb. 2009), Laudus Trust, Laudus Institutional Trust; Vice President, Schwab Strategic Trust (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first, provided that any trustee who serves on both Schwab Funds and Laudus Funds retires from both boards when first required to retire by either board. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.
[2]	Messrs. Schwab and Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 109

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

110

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fund®
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2010 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR27230-07

Semiannual report dated April 30, 2010 enclosed.

Prospectus Supplement and
Semiannual Report Enclosed

Schwab Equity Index Funds

Schwab S&P 500 Index Fund

Schwab 1000 Index® Fund

Schwab Small-Cap Index Fund®

Schwab Total Stock Market
Index Fund®

Schwab International
Index Fund®

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This supplement is not part of the shareholder report.

SCHWAB CAPITAL TRUST
SCHWAB INVESTMENTS
SCHWAB ANNUITY PORTFOLIOS
SCHWAB STRATEGIC TRUST

Schwab Equity Index Funds
Supplement dated June 1, 2010 to the Prospectus dated February 28, 2010 and the Summary
Prospectuses of Schwab S&P 500 Index Fund, Schwab 1000 Index Fund, Schwab Small-Cap Index Fund,
Schwab Total Stock Market Index Fund and Schwab International Index Fund, each dated February 28, 2010

Schwab Fundamental Index Funds
Supplement dated June 1, 2010 to the Prospectus dated February 28, 2010, as supplemented March 17, 2010, the
Summary Prospectus of Schwab Fundamental Emerging Markets Index Fund, dated March 17, 2010, and the Summary Prospectuses of Schwab Fundamental US Large Company Index Fund, Schwab Fundamental US Small-Mid Company Index Fund, Schwab Fundamental International Large Company Index Fund and Schwab Fundamental International Small-Mid Company Index Fund, each dated February 28, 2010

Schwab Active Equity Funds
Supplement dated June 1, 2010 to the Prospectus dated February 28, 2010 and the Summary Prospectuses of Schwab Large-Cap Growth Fund, Schwab Premier Equity Fund, Schwab Core Equity Fund, Schwab International Core Equity Fund, Schwab Dividend Equity Fund, Schwab Small-Cap Equity Fund, Schwab Hedged
Equity Fund, Schwab Financial Services Fund and Schwab Health Care Fund, each dated February 28, 2010

Laudus MarketMasters Funds
Supplement dated June 1, 2010 to the Prospectus dated February 28, 2010 and the Summary Prospectuses of
Laudus Small-Cap MarketMasters Fund and Laudus International MarketMasters Fund, each dated February 28, 2010

Schwab Bond Funds
Supplement dated June 1, 2010 to the Prospectus dated November 15, 2009

Schwab Tax-Free Bond Funds
Supplement dated June 1, 2010 to the Prospectus dated November 15, 2009

Schwab Global Real Estate Fund
Supplement dated June 1, 2010 to the Prospectus dated June 28, 2009

Schwab S&P 500 Index Portfolio
Supplement dated June 1, 2010 to the Prospectus dated April 30, 2010

Schwab U.S. ETFs
Supplement dated June 1, 2010 to the Prospectus dated November 3, 2009, as supplemented January 11, 2010, January 14, 2010 and May 25, 2010

Schwab International ETFs
Supplement dated June 1, 2010 to the Prospectus dated November 3, 2009, as supplemented January 11, 2010, January 14, 2010 and May 25, 2010

This supplement provides new and additional information beyond that contained in each Prospectus and Summary Prospectus and should be read in conjunction with the Prospectuses and Summary Prospectuses.

Charles Schwab Investment Management, Inc. (CSIM) is announcing that Jeffrey Mortimer, Chief Investment Officer of CSIM, Schwab Funds, Laudus Funds, and Schwab ETFs, will leave the firm effective July 2, 2010. Randy Merk, President and Chief Executive Officer of CSIM, will serve as Chief Investment Officer until a replacement is found.

Therefore, effective July 2, 2010, all references to Jeffrey Mortimer in the “Fund management”, “Portfolio management” and/or “Portfolio managers” sections of the above referenced Prospectuses and Summary Prospectuses are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Please see www.schwabfunds.com/prospectus, www.laudus.com/prospectus or
www.schwabetfs.com/prospectus for current prospectuses and summary prospectuses.

REG56267-00 (06/10) ©2010 All Rights Reserved

Schwab Equity Index Funds

Semiannual Report
April 30, 2010

Schwab S&P 500 Index Fund

Schwab 1000 Index® Fund

Schwab Small-Cap Index Fund®

Schwab Total Stock Market
Index Fund®

Schwab International
Index Fund®

This page is intentionally left blank.

Five cost-efficient ways to tap into the power of
the stock market for long-term growth potential.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

Total Return for the Report Period

Schwab S&P 500 Index Fund (Ticker Symbol: SWPPX)	15.63%

S&P 500® Index	15.66%
Fund Category: Morningstar Large-Cap Blend	14.82%

Performance Details	pages 6-7

Schwab 1000 Index® Fund (Ticker Symbol: SNXFX)	16.52%

Schwab 1000 Index®	16.83%
Fund Category: Morningstar Large-Cap Blend	14.82%

Performance Details	pages 8-9

Schwab Small-Cap Index Fund® (Ticker Symbol: SWSSX)	30.05%

Schwab Small-Cap Index®	30.17%
Fund Category: Morningstar Small-Cap Blend	26.15%

Performance Details	pages 10-11

Schwab Total Stock Market Index Fund® (Ticker Symbol: SWTSX)	17.49%

Dow Jones U.S. Total Stock Market IndexSM,1	17.78%
Fund Category: Morningstar Large-Cap Blend	14.82%

Performance Details	pages 12-13

Schwab International Index Fund® (Ticker Symbol: SWISX)[2]	2.80%

Schwab International Index®	2.45%
Fund Category: Morningstar Foreign Large-Cap Blend	4.94%

Performance Details	pages 14-15

Minimum Initial Investment[3]	$ 100

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

[1]	Previously, this index was called Dow Jones Wilshire 5000 Composite Index.

[2]	The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.

[3]	Please see prospectus for further details and eligibility requirements.

2 Schwab Equity Index Funds

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

In the United States, we’ve seen modest improvements in employment and consumer spending, along with increased capital spending by businesses. More importantly, the Federal Reserve (the Fed) began to withdraw some of its monetary support programs in 2010 while holding interest rates at historically low levels. The Fed’s description of the U.S. economy at its April 28, 2010 meeting was that the economy “was a little more upbeat but still cautious,” and that the “labor market was beginning to improve,” but then added a cautionary statement about employers remaining reluctant to add jobs to current payrolls. In short, we seem to be in an economic stage that calls for cautious optimism.

From a broader perspective, the global financial marketplace remained challenging as recessionary conditions prevailed along with occasional signs of improvement. Even as major international and domestic equity indices continued to rise, central banks in several countries, including the United States, closely monitored financial markets, debt ratios, monetary exchange rates, interest rates, and inflation, in an ongoing effort to stabilize local and global markets. This was especially true for the governments of Greece, Spain, Portugal, Ireland, and Great Britain, where sovereign debt has escalated and governments have implemented cost-cutting measures while seeking extended, low-cost financing.

As intended, the Schwab Equity Index Funds closely tracked the performance of their respective comparative indices during the period. For details about each fund’s performance, please read the fund managers’ discussion and analysis on the following pages.

In economic environments such as we have today, it’s more important than ever to periodically review your investment portfolio to ensure that your plan is complementary to your financial goals. To that end, we offer a wide array of mutual funds that cover all asset classes. If you would like to talk with us about our mutual funds, we are always available at 1-800-435-4000, and additional resources may be found on schwab.com.

Thank you for investing with us.

Sincerely,

Schwab Equity Index Funds 3

The Investment Environment

The past six months produced significant positive returns and high volatility in global capital markets. Nearly all major equity indices had positive returns. Generally speaking, the domestic equity markets outpaced the international equity markets; fixed income underperformed both.

U.S. small-cap stocks outperformed U.S. large- and mid-cap stocks. Value stocks outpaced growth stocks in all categories. The return of the S&P 500® Index, which is usually seen as a bellwether for financial markets in the United States, was positive at 15.66%. The international stock markets also had positive overall returns for the period, but significantly underperformed domestic stock markets. The MSCI EAFE® Index (Gross) returned 2.68% for the period. In the fixed-income realm, the Barclays Capital U.S. Aggregate Bond Index returned 2.54%.

Economic challenges lingered across the globe. Concerns about the long-term ability of Greece, Spain, and Portugal to manage their significant sovereign debt began to worry investors toward the end of the six-month period when Greece’s debt rating was lowered to junk status by Standard and Poor’s. Portugal and Spain’s debt ratings were also lowered, but not to the same extent as Greece’s.

Government central banks around the world continued to discuss possible ways of stabilizing the struggling countries, and the International Monetary Fund promised, in April 2010, to increase the 45 billion euro aid package for Greece to as much as 120 billion euros over the next three years. The promise for aid came with austerity measures that would have to be implemented by Greece, and any other country that might receive aid.

Central banks also continued to use other tools to help the global financial system maintain sufficient liquidity, such as buying distressed debt from private banks and supporting housing markets by intervening in mortgage markets.

On April 28, 2010, the Federal Open Market Committee (FOMC) reported that economic activity continued to strengthen in the United States and that the labor market was beginning to improve, but tempered its comments by adding that high unemployment, modest income growth, lower housing wealth, and tight credit were still concerns. In light of stable inflation trends, the FOMC maintained the target range for the federal funds rate at 0% to 0.25%.

Gross Domestic Product (GDP) growth increased by approximately 3.0% for the first quarter of 2010, a bit down from the increase of 5.6% reported for the GDP growth rate in the fourth quarter of 2009. Private domestic demand was the main force behind the growth in the first quarter, and consumer spending rose at an annual rate of 3.6%. Also in the first quarter, business investments in equipment and software increased by 13.4%. The U.S. unemployment rate remained close to 10% for the entire six-month period.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

15.66%	S&P 500® Index: measures U.S. large-cap stocks

28.17%	Russell 2000® Index: measures U.S. small-cap stocks

2.68%	MSCI EAFE® Index (Gross): measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

2.54%	Barclays Capital U.S. Aggregate Bond Index: measures the U.S. bond market

0.03%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

4 Schwab Equity Index Funds

Fund Management

Larry Mano, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day management of the Schwab Total Stock Market Index Fund, and the Schwab International Index Fund, and co-management of each of the remaining funds. Prior to joining the firm in November 1998, he worked for 20 years in equity management.

Ron Toll, a portfolio manager of the investment adviser, is responsible for the day-to-day co-management of each of the funds, except the Schwab Total Stock Market Index Fund and the Schwab International Index Fund. He joined the firm in 1998, became Manager, Portfolio Operations in 2000, Manager, Portfolio Operations and Analytics in 2005 and was named to his current position in 2007.

Schwab Equity Index Funds 5

Schwab S&P 500 Index Fund

The Schwab S&P 500 Index Fund returned 15.63%, while its comparative index, the S&P 500 Index (the index), returned 15.66%. Unlike the fund, the index does not include operational and transactional costs. The index includes the stocks of 500 leading U.S. publicly traded companies from a broad range of industries and is market-capitalization weighted. Therefore, its returns are most influenced by the largest companies in the index.

When looking at returns on a sector-specific level, Consumer Discretionary was the strongest performer, followed by Industrials and Materials. Sector returns for Telecommunication Services, Energy, and Consumer Staples were at the lower end, but still positive.

When looking at industry-specific returns, Automobiles & Components was the strongest performer, followed by Real Estate and Transportation. Industry returns for Food & Staples Retailing, Telecommunication Services, and Energy were at the lower end, but still positive.

Better performing securities in the fund included Apple, Inc., General Electric Co., and Bank of America Corp. Securities detracting from performance included Exxon Mobil Corp., Goldman Sachs Group, and Berkshire Hathaway, Inc.

As of 4/30/10:

 Style Assessment1

 Statistics

Number of Holdings	503
Weighted Average Market Cap ($ x 1,000,000)	$83,082
Price/Earnings Ratio (P/E)	19.9
Price/Book Ratio (P/B)	2.3
Portfolio Turnover Rate[2]	1%

 Sector Weightings % of Investments

Information Technology	18.9%
Financials	16.2%
Health Care	11.6%
Energy	11.1%
Consumer Staples	10.9%
Industrials	10.7%
Consumer Discretionary	10.5%
Utilities	3.4%
Materials	3.4%
Telecommunication Services	2.7%
Other	0.6%
Total	100.0%

 Top Holdings % of Net Assets3

Exxon Mobil Corp.	3.0%
Microsoft Corp.	2.2%
Apple, Inc.	2.2%
General Electric Co.	1.9%
The Procter & Gamble Co.	1.7%
Johnson & Johnson	1.7%
Bank of America Corp.	1.6%
International Business Machines Corp.	1.6%
Wells Fargo & Co.	1.6%
JPMorgan Chase & Co.	1.6%
Total	19.1%

Manager views and portfolio holdings may have changed since the report date.

Certain securities referenced in the above fund managers’ discussion may have been bought or sold during the period, and therefore, may not appear in the Portfolio Holdings.

Source of Sector Classification: S&P and MSCI.

Standard & Poor’s®, S&P®, S&P 500®, Standard & Poor’s 500® and 500® are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 4/30/10, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.
[2]	Not annualized.
[3]	This list is not a recommendation of any security by the investment adviser.

6 Schwab Equity Index Funds

 Schwab S&P 500 Index Fund

Performance Summary as of 4/30/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

April 30, 2000 – April 30, 2010
Performance of a Hypothetical
$10,000 Investment1,4

 Pre-Tax Average Annual Total Returns1,2,4

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab S&P 500 Index Fund (5/19/97)	15.63%	38.62%	2.64%	-0.25%
S&P 500® Index	15.66%	38.84%	2.63%	-0.19%
Fund Category: Morningstar Large-Cap Blend	14.82%	37.81%	2.67%	0.75%

Fund Expense Ratios3: Net 0.09%; Gross 0.10%

 Average Annual Total Returns After Tax1,2,4

	6 Months	1 Year	5 Years	10 Years

Fund: Schwab S&P 500 Index Fund (5/19/97)
Pre-Liquidation (still own shares)	15.39%	38.33%	2.35%	-0.65%
Post-Liquidation (shares were sold)	10.45%	25.45%	2.25%	-0.38%

Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	12.73%	35.28%	1.50%	-0.22%
Post-Liquidation (shares were sold)	8.56%	23.37%	1.76%	0.20%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/10 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.
[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	On September 9, 2009, the Investor Share class, Select Share class and e.Shares class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares. On September 9, 2009, the Schwab Institutional Select S&P 500 Fund merged into the fund.

Schwab Equity Index Funds 7

Schwab 1000 Index® Fund

The Schwab 1000 Index Fund returned 16.52%, while its comparative index, the Schwab 1000 Index (the index), returned 16.83%. Unlike the fund, the index does not include operational and transactional costs. The index is comprised of the stocks of the largest 1,000 publicly traded companies in the United States, and is market-capitalization weighted. Therefore, its returns are most influenced by the largest companies in the index.

When looking at returns on a sector-specific level, Consumer Discretionary was the strongest performer, followed by Industrials and Health Care. While all of the sectors had positive returns for the period, Consumer Staples, Telecommunication Services, and Energy were at the lower end.

From an industry-specific view, Automobiles & Components was the strongest performer, followed by Transportation and Real Estate. While all industry groups had positive performance for the period, Food & Staples Retailing, Telecommunication Services, and Real Estate were at the lower end.

Better performing securities in the fund included Apple, Inc., General Electric Co., and Bank of America Corp. Securities detracting from performance included Exxon Mobil Corp., Goldman Sachs Group, Inc. and Berkshire Hathaway, Inc.

As of 4/30/10:

 Style Assessment1

 Statistics

Number of Holdings	992
Weighted Average Market Cap ($ x 1,000,000)	$73,757
Price/Earnings Ratio (P/E)	20.8
Price/Book Ratio (P/B)	2.3
Portfolio Turnover Rate[2]	5%

 Sector Weightings % of Investments

Information Technology	18.5%
Financials	16.7%
Health Care	11.6%
Consumer Discretionary	11.1%
Industrials	11.1%
Energy	10.8%
Consumer Staples	10.0%
Materials	3.8%
Utilities	3.6%
Telecommunication Services	2.7%
Other	0.1%
Total	100.0%

 Top Holdings % of Net Assets3

Exxon Mobil Corp.	2.7%
Microsoft Corp.	2.0%
Apple, Inc.	2.0%
General Electric Co.	1.7%
The Procter & Gamble Co.	1.5%
Johnson & Johnson	1.5%
Bank of America Corp.	1.5%
International Business Machines Corp.	1.4%
Wells Fargo & Co.	1.4%
JPMorgan Chase & Co.	1.4%
Total	17.1%

Manager views and portfolio holdings may have changed since the report date.

Certain securities referenced in the above fund managers’ discussion may have been bought or sold during the period, and therefore, may not appear in the Portfolio Holdings.

Source of Sector Classification: S&P and MSCI.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 4/30/10, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.
[2]	Not annualized.
[3]	This list is not a recommendation of any security by the investment adviser.

8 Schwab Equity Index Funds

 Schwab 1000 Index® Fund

Performance Summary as of 4/30/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

April 30, 2000 – April 30, 2010
Performance of a Hypothetical
$10,000 Investment1,4

 Pre-Tax Average Annual Total Returns1,2,4

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab 1000 Index® Fund (4/2/91)	16.52%	39.57%	2.99%	0.11%
Schwab 1000 Index®	16.83%	40.13%	3.27%	0.39%
Fund Category: Morningstar Large-Cap Blend	14.82%	37.81%	2.67%	0.75%

Fund Expense Ratios3: Net 0.29%; Gross 0.35%

 Average Annual Total Returns After Tax1,2,4

	6 Months	1 Year	5 Years	10 Years

Fund: Schwab 1000 Index® Fund (4/2/91)
Pre-Liquidation (still own shares)	16.22%	39.21%	2.74%	-0.20%
Post-Liquidation (shares were sold)	11.10%	26.15%	2.54%	-0.04%

Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	12.73%	35.28%	1.50%	-0.22%
Post-Liquidation (shares were sold)	8.56%	23.37%	1.76%	0.20%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/10 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.
[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	On September 18, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Investor Shares. Accordingly, the past performance shown is that of the fund’s former Investor Shares.

Schwab Equity Index Funds 9

Schwab Small-Cap Index Fund®

The Schwab Small-Cap Index Fund returned 30.05%, while its comparative index, the Schwab Small-Cap Index (the index), returned 30.17%. Unlike the fund, the index does not include operational and transactional costs. The index is comprised of the stocks of the second largest 1,000 publicly traded companies in the United States, and is market-capitalization weighted. Therefore, its returns are most influenced by the largest companies in the index.

When looking at returns on a sector-specific level, Consumer Discretionary was the strongest performer, followed by Materials and Financials. While every sector had positive returns during the period, Telecommunication Services and Utilities were at the lower end.

When looking at industry-specific returns, Media was the strongest performer, followed by Automobiles & Components and Consumer Durables & Apparel. While every industry had positive returns during the period, Food & Staples Retailing, Telecommunication Services, and Commercial & Professional Services were at the lower end.

Better performing securities in the fund included Popular, Inc., Liberty Media Capital, and InterMune, Inc. Securities detracting from performance included Euronet Services, Inc., Medivation, Inc., and Palm Inc New.

As of 4/30/10:

 Style Assessment1

 Statistics

Number of Holdings	997
Weighted Average Market Cap ($ x 1,000,000)	$1,131
Price/Earnings Ratio (P/E)	-46.5
Price/Book Ratio (P/B)	3.1
Portfolio Turnover Rate[2]	31%

 Sector Weightings % of Investments

Financials	20.0%
Information Technology	17.1%
Industrials	16.7%
Consumer Discretionary	15.9%
Health Care	12.0%
Energy	5.7%
Materials	4.7%
Consumer Staples	3.3%
Utilities	2.7%
Telecommunication Services	1.3%
Other	0.6%
Total	100.0%

 Top Holdings % of Net Assets3

Ares Capital Corp.	0.4%
Popular, Inc.	0.3%
Trinity Industries, Inc.	0.3%
The Toro Co.	0.3%
Protective Life Corp.	0.2%
CBL & Associates Properties, Inc.	0.2%
Hill-Rom Holdings, Inc.	0.2%
USG Corp.	0.2%
Polaris Industries, Inc.	0.2%
BioMed Realty Trust, Inc.	0.2%
Total	2.5%

Manager views and portfolio holdings may have changed since the report date.

Certain securities referenced in the above fund managers’ discussion may have been bought or sold during the period, and therefore, may not appear in the Portfolio Holdings.

Source of Sector Classification: S&P and MSCI.

Small-company stocks are subject to greater volatility than other asset classes.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 4/30/10, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.
[2]	Not annualized.
[3]	This list is not a recommendation of any security by the investment adviser.

10 Schwab Equity Index Funds

 Schwab Small-Cap Index Fund®

Performance Summary as of 4/30/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

April 30, 2000 – April 30, 2010
Performance of a Hypothetical
$10,000 Investment1,4

 Pre-Tax Average Annual Total Returns1,2,4

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Small-Cap Index Fund® (5/19/97)	30.05%	55.28%	7.01%	5.33%
Schwab Small-Cap Index®	30.17%	55.84%	7.15%	5.36%
Fund Category: Morningstar Small-Cap Blend	26.15%	49.33%	5.16%	7.14%

Fund Expense Ratios3: Net 0.19%; Gross 0.20%

 Average Annual Total Returns After Tax1,2,4

	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Small-Cap Index Fund® (5/19/97)
Pre-Liquidation (still own shares)	29.87%	55.07%	5.66%	4.08%
Post-Liquidation (shares were sold)	19.71%	36.14%	5.75%	4.13%

Fund Category: Morningstar Small-Cap Blend
Pre-Liquidation (still own shares)	24.39%	47.27%	3.50%	5.53%
Post-Liquidation (shares were sold)	16.01%	30.95%	3.81%	5.53%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/10 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.
[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	On August 21, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.

Schwab Equity Index Funds 11

Schwab Total Stock Market Index Fund®

The Schwab Total Stock Market Index Fund returned 17.49%, while its comparative index, the Dow Jones U.S. Total Stock Market Index (the index), returned 17.78%. Unlike the fund, the index does not include operational and transactional costs. The index includes all publicly traded stocks of companies headquartered in the United States for which pricing information is readily available.

When looking at returns on a sector specific-level, Consumer Discretionary was the strongest performer, followed by Industrials and Materials. While all of the sectors had positive returns for the period, Telecommunication Services, Consumer Staples, and Energy were at the lower end.

When looking at industry-specific returns, Automobiles & Components was the strongest performer, followed by Transportation and Media. While all industries had positive returns for the period, Semiconductors & Semiconductor Equipment, Telecommunication Services, and Utilities were at the lower end.

Better performing securities in the fund included Apple, Inc., General Electric Co., and Bank of America Corp. Securities detracting from performance included Exxon Mobil Corp., Goldman Sachs Group, Inc. and Berkshire Hathaway, Inc.

As of 4/30/10:

 Style Assessment1

 Statistics

Number of Holdings	2,265
Weighted Average Market Cap ($ x 1,000,000)	$68,604
Price/Earnings Ratio (P/E)	22.9
Price/Book Ratio (P/B)	2.3
Portfolio Turnover Rate[2]	2%

 Sector Weightings % of Investments

Information Technology	18.5%
Financials	17.3%
Health Care	11.8%
Consumer Discretionary	11.5%
Industrials	11.2%
Energy	10.3%
Consumer Staples	9.4%
Materials	3.9%
Utilities	3.5%
Telecommunication Services	2.6%
Total	100.0%

 Top Holdings % of Net Assets3

Exxon Mobil Corp.	2.4%
Apple, Inc.	1.9%
Microsoft Corp.	1.9%
General Electric Co.	1.5%
The Procter & Gamble Co.	1.4%
Johnson & Johnson	1.4%
Bank of America Corp.	1.3%
International Business Machines Corp.	1.3%
JPMorgan Chase & Co.	1.3%
Chevron Corp.	1.2%
Total	15.6%

Manager views and portfolio holdings may have changed since the report date.

Certain securities referenced in the above fund managers’ discussion may have been bought or sold during the period, and therefore, may not appear in the Portfolio Holdings.

Source of Sector Classification: S&P and MSCI.

“Dow Jones” and “The Dow Jones U.S. Total Stock Market IndexSM” are service marks of Dow Jones & Company, Inc. and have been licensed for certain purposes by CSIM. The Schwab Total Stock Market Index Fund, based on The Dow Jones U.S. Total Stock Market IndexSM, is not sponsored, endorsed, sold or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of investing in such a product.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 4/30/10, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.
[2]	Not annualized.
[3]	This list is not a recommendation of any security by the investment adviser.

12 Schwab Equity Index Funds

 Schwab Total Stock Market Index Fund®

Performance Summary as of 4/30/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

April 30, 2000 – April 30, 2010
Performance of a Hypothetical
$10,000 Investment1,4

 Pre-Tax Average Annual Total Returns1,2,4

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Total Stock Market Index Fund® (6/1/99)	17.49%	40.32%	3.56%	0.79%
Dow Jones U.S. Total Stock Market IndexSM	17.78%	41.06%	3.55%	0.73%
Fund Category: Morningstar Large-Cap Blend	14.82%	37.81%	2.67%	0.75%

Fund Expense Ratios3: Net 0.09%; Gross 0.12%

 Average Annual Total Returns After Tax1,2,4

	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Total Stock Market Index Fund® (6/1/99)
Pre-Liquidation (still own shares)	17.20%	39.97%	3.25%	0.43%
Post-Liquidation (shares were sold)	11.70%	26.60%	2.99%	0.50%

Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	12.73%	35.28%	1.50%	-0.22%
Post-Liquidation (shares were sold)	8.56%	23.37%	1.76%	0.20%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/10 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.
[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	On September 18, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.

Schwab Equity Index Funds 13

Schwab International Index Fund®

The Schwab International Index Fund returned 2.80%, while its comparative index, the Schwab International Index (the index), returned 2.45%. Unlike the fund, the index does not include operational and transactional costs. The index is comprised of 350 companies encompassing 21 developed countries.

From a country perspective, the best performers were Ireland, Canada, and Denmark. The poorest performers were Greece, Spain, and Portugal.

When looking at returns on a sector-specific level, Information Technology was the strongest performer, followed by Materials and Industrials. On the negative side, Telecommunication Services, Utilities, and Financials fell behind.

Better performing securities in the fund included The Toronto-Dominion Bank, BHP Billiton Ltd., and Royal Bank of Canada. Poorly performing securities included Banco Santander S.A., Telefonica S.A., and Banco Bilbao Vizcaya Argentaria S.A.

As of 4/30/10:

 Style Assessment1

 Country Weightings % of Investments

United Kingdom	20.3%

Japan	15.6%

France	10.4%

Canada	9.5%

Switzerland	8.1%

Germany	7.9%

Australia	7.5%

Spain	3.9%

Italy	3.3%

Netherlands	2.6%

Other Countries	10.9%

Total	100.0%

 Statistics

Number of Holdings	354
Weighted Average Market Cap ($ x 1,000,000)	$58,736
Price/Earnings Ratio (P/E)	22.2
Price/Book Ratio (P/B)	1.6
Portfolio Turnover Rate[2]	2%

 Sector Weightings % of Investments

Financials	27.9%
Energy	11.1%
Consumer Staples	9.7%
Materials	9.4%
Industrials	8.5%
Health Care	8.1%
Consumer Discretionary	7.4%
Telecommunication Services	5.8%
Utilities	5.4%
Information Technology	4.8%
Other	1.9%
Total	100.0%

 Top Holdings % of Net Assets3

Nestle S.A. - Reg’d	2.0%
HSBC Holdings plc	2.0%
BP plc	1.9%
Novartis AG - Reg’d	1.5%
Total S.A.	1.5%
BHP Billiton Ltd.	1.4%
Vodafone Group plc	1.3%
Royal Dutch Shell plc, A Share	1.3%
Roche Holding AG	1.3%
iShares MSCI EAFE Index Fund	1.3%
Total	15.5%

Manager views and portfolio holdings may have changed since the report date.

The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.

Certain securities referenced in the above fund managers’ discussion may have been bought or sold during the period, and therefore, may not appear in the Portfolio Holdings.

Source of Sector Classification: S&P and MSCI.

Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 4/30/10, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.
[2]	Not annualized.
[3]	This list is not a recommendation of any security by the investment adviser.

14 Schwab Equity Index Funds

 Schwab International Index Fund®

Performance Summary as of 4/30/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

April 30, 2000 – April 30, 2010
Performance of a Hypothetical
$10,000 Investment1,4

 Pre-Tax Average Annual Total Returns1,2,4

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab International Index Fund® (5/19/97)	2.80%	33.83%	3.76%	0.90%
Schwab International Index®	2.45%	34.29%	4.26%	1.28%
Fund Category: Morningstar Foreign Large-Cap Blend	4.94%	35.48%	4.17%	1.25%

Fund Expense Ratios3: Net 0.19%; Gross 0.23%

 Average Annual Total Returns After Tax1,2,4

	6 Months	1 Year	5 Years	10 Years

Fund: Schwab International Index Fund® (5/19/97)
Pre-Liquidation (still own shares)	2.65%	33.63%	3.39%	0.38%
Post-Liquidation (shares were sold)	2.61%	23.02%	3.32%	0.58%

Fund Category: Morningstar Foreign Large-Cap Blend
Pre-Liquidation (still own shares)	2.60%	32.54%	2.55%	-0.02%
Post-Liquidation (shares were sold)	2.13%	21.76%	2.91%	0.45%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

*	The Morgan Stanley Capital International Europe, Australasia, Far East Index (Net) (MSCI EAFE Index®) is a free float-adjusted market capitalization index that is designed to measure market equity performance in 22 developed market countries, excluding the U.S. and Canada. Investors cannot invest directly in any index and index figures do not include trading and management costs.
[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/10 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.
[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	On August 21, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.

Schwab Equity Index Funds 15

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees, and ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2009 and held through April 30, 2010.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 11/1/09	at 4/30/10	11/1/09–4/30/10

Schwab S&P 500 Index Fund
Actual Return	0.09%	$1,000	$1,156.30	$0.48
Hypothetical 5% Return	0.09%	$1,000	$1,024.35	$0.45

Schwab 1000 Index® Fund
Actual Return	0.29%	$1,000	$1,165.20	$1.56
Hypothetical 5% Return	0.29%	$1,000	$1,023.36	$1.45

Schwab Small-Cap Index Fund®
Actual Return	0.19%	$1,000	$1,300.50	$1.08
Hypothetical 5% Return	0.19%	$1,000	$1,023.85	$0.95

Schwab Total Stock Market Index Fund®
Actual Return	0.09%	$1,000	$1,174.90	$0.49
Hypothetical 5% Return	0.09%	$1,000	$1,024.35	$0.45

Schwab International Index Fund®
Actual Return	0.20%	$1,000	$1,028.00	$1.01
Hypothetical 5% Return	0.20%	$1,000	$1,023.80	$1.00

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.

16 Schwab Equity Index Funds

Schwab S&P 500 Index Fund

Financial Statements

Financial Highlights

	11/1/09–		11/1/08–		11/1/07–	11/1/06–	11/1/05–	11/1/04–
	4/30/10*		10/31/09[1]		10/31/08	10/31/07	10/31/06	10/31/05

Per-Share Data ($)

Net asset value at beginning of period	16.28		15.28		24.28	21.56	18.88	17.68

Income (loss) from investment operations:
Net investment income (loss)	0.17		0.20		0.44	0.41	0.37	0.36
Net realized and unrealized gains (losses)	2.35		1.22		(9.02)	2.68	2.65	1.16

Total from investment operations	2.52		1.42		(8.58)	3.09	3.02	1.52
Less distributions:
Distributions from net investment income	(0.24)		(0.42)		(0.42)	(0.37)	(0.34)	(0.32)

Net asset value at end of period	18.56		16.28		15.28	24.28	21.56	18.88

Total return (%)	15.63	[2]	9.81		(35.92)	14.50	16.18	8.66

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.09	[3]	0.13	[4]	0.19	0.19	0.19	0.19
Gross operating expenses	0.10	[3]	0.16		0.21	0.20	0.21	0.25
Net investment income (loss)	1.92	[3]	2.09		2.06	1.78	1.74	1.92
Portfolio turnover rate	1	[2]	3	[5]	3	2	3	4
Net assets, end of period ($ x 1,000,000)	10,037		8,718		2,598	4,345	4,038	3,938

* Unaudited.
1 Effective September 9, 2009, the Investor Share class, the e.Share class and the Select Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Not annualized.
3 Annualized.
4 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.
5 Portfolio turnover excludes the impact of investment activity resulting from a merger with another fund. (See financial note 11)

See financial notes 17

 Schwab S&P 500 Index Fund

Portfolio Holdings as of April 30, 2010 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

99.3%	Common Stock	8,463,860,351	9,968,625,738
0.6%	Short-Term Investments	60,784,716	60,784,746

99.9%	Total Investments	8,524,645,067	10,029,410,484
0.1%	Collateral Invested for Securities on Loan	12,120,881	12,120,881
0.0%	Other Assets and Liabilities, Net		(4,167,782)

100.0%	Net Assets		10,037,363,583

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.3% of net assets

Automobiles & Components 0.7%
Other Securities		0.7	69,562,358

Banks 3.4%
U.S. Bancorp	1,774,328	0.5	47,498,761
Wells Fargo & Co.	4,753,209	1.6	157,378,750
Other Securities		1.3	133,268,103

		3.4	338,145,614

Capital Goods 8.1%
3M Co.	658,619	0.6	58,399,747
General Electric Co.	9,950,352	1.9	187,663,639
The Boeing Co.	683,554	0.5	49,509,816
United Technologies Corp.	882,035	0.6	66,108,523
Other Securities		4.5	454,184,582

		8.1	815,866,307

Commercial & Professional Supplies 0.6%
Other Securities		0.6	59,529,848

Consumer Durables & Apparel 1.1%
Other Securities		1.1	111,036,407

Consumer Services 1.8%
McDonald’s Corp.	1,009,338	0.7	71,249,169
Other Securities		1.1	108,914,917

		1.8	180,164,086

Diversified Financials 7.8%
American Express Co.	1,110,241	0.5	51,204,315
Bank of America Corp.	9,260,311	1.6	165,111,345
Citigroup, Inc. *	18,013,644	0.8	78,719,624
JPMorgan Chase & Co.	3,674,431	1.6	156,457,272
The Charles Schwab Corp. (b)	891,781	0.2	17,202,455
The Goldman Sachs Group, Inc.	480,169	0.7	69,720,539
Other Securities		2.4	244,295,245

		7.8	782,710,795

Energy 11.1%
Chevron Corp.	1,871,934	1.5	152,450,305
ConocoPhillips	1,388,390	0.8	82,178,804
Exxon Mobil Corp.	4,419,898	3.0	299,890,079
Occidental Petroleum Corp.	759,350	0.7	67,323,971
Schlumberger Ltd.	1,118,439	0.8	79,878,913
Other Securities		4.3	434,539,380

		11.1	1,116,261,452

Food & Staples Retailing 2.6%
CVS Caremark Corp.	1,318,651	0.5	48,697,781
Wal-Mart Stores, Inc.	1,996,002	1.1	107,085,507
Other Securities		1.0	105,636,512

		2.6	261,419,800

Food, Beverage & Tobacco 5.7%
Kraft Foods, Inc., Class A	1,587,654	0.5	46,994,558
PepsiCo, Inc.	1,488,963	1.0	97,110,167
Philip Morris International, Inc.	1,781,746	0.9	87,448,094
The Coca-Cola Co.	2,170,228	1.1	115,998,687
Other Securities		2.2	221,149,734

		5.7	568,701,240

Health Care Equipment & Services 3.9%
Medtronic, Inc.	1,031,139	0.5	45,050,463
Other Securities		3.4	345,165,018

		3.9	390,215,481

Household & Personal Products 2.6%
The Procter & Gamble Co.	2,727,590	1.7	169,546,994
Other Securities		0.9	89,913,010

		2.6	259,460,004

Insurance 3.8%
Berkshire Hathaway, Inc., Class B *	1,516,630	1.2	116,780,510
Other Securities		2.6	262,498,319

		3.8	379,278,829

Materials 3.4%
Other Securities		3.4	339,584,663

18 See financial notes

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Media 3.2%
Comcast Corp., Class A	2,670,464	0.5	52,714,959
The Walt Disney Co.	1,773,483	0.7	65,335,114
Other Securities		2.0	199,129,415

		3.2	317,179,488

Pharmaceuticals, Biotechnology & Life Sciences 7.7%
Abbott Laboratories	1,448,386	0.7	74,099,428
Amgen, Inc. *	954,959	0.5	54,776,448
Bristol-Myers Squibb Co.	1,612,264	0.4	40,774,157
Johnson & Johnson	2,577,325	1.7	165,721,997
Merck & Co., Inc.	2,851,214	1.0	99,906,539
Pfizer, Inc.	7,524,533	1.3	125,810,192
Other Securities		2.1	208,467,839

		7.7	769,556,600

Real Estate 1.2%
Other Securities		1.2	125,890,025

Retailing 3.8%
Amazon.com, Inc. *	305,590	0.4	41,884,165
Target Corp.	711,108	0.4	40,440,712
The Home Depot, Inc.	1,591,050	0.6	56,084,513
Other Securities		2.4	240,763,332

		3.8	379,172,722

Semiconductors & Semiconductor Equipment 2.5%
Intel Corp.	5,153,905	1.2	117,663,651
Other Securities		1.3	132,716,011

		2.5	250,379,662

Software & Services 8.8%
Google, Inc., Class A *	224,058	1.2	117,729,035
International Business Machines Corp.	1,227,590	1.6	158,359,110
Microsoft Corp.	7,201,331	2.2	219,928,649
Oracle Corp.	3,629,986	0.9	93,798,838
Other Securities		2.9	296,307,030

		8.8	886,122,662

Technology Hardware & Equipment 7.5%
Apple, Inc. *	839,240	2.2	219,142,349
Cisco Systems, Inc. *	5,379,128	1.4	144,806,126
Hewlett-Packard Co.	2,217,108	1.2	115,223,103
QUALCOMM, Inc.	1,563,665	0.6	60,576,382
Other Securities		2.1	214,806,022

		7.5	754,553,982

Telecommunication Services 2.7%
AT&T, Inc.	5,502,536	1.4	143,396,088
Verizon Communications, Inc.	2,648,178	0.8	76,505,862
Other Securities		0.5	52,589,919

		2.7	272,491,869

Transportation 1.9%
United Parcel Service, Inc., Class B	932,518	0.6	64,474,295
Other Securities		1.3	131,715,516

		1.9	196,189,811

Utilities 3.4%
Other Securities		3.4	345,152,033

Total Common Stock
(Cost $8,463,860,351)			9,968,625,738

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investments 0.6% of net assets

Time Deposit 0.6%
Wells Fargo
0.03%, 05/03/10	57,145,419	0.6	57,145,419

U.S. Treasury Obligations 0.0%
Other Securities		0.0	3,639,327

Total Short-Term Investments
(Cost $60,784,716)			60,784,746

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 0.1% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	12,120,881	0.1	12,120,881

Total Collateral Invested for Securities on Loan
(Cost $12,120,881)			12,120,881

End of Collateral Invested for Securities on Loan

At 04/30/10 the tax basis cost of the fund’s investments was $8,576,771,997 and the unrealized appreciation and depreciation were $2,641,863,333 and ($1,189,224,846), respectively, with a net unrealized appreciation of $1,452,638,487.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts. Please see complete schedule of holdings.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	All or a portion of this security is on loan. Please see complete schedule of holdings.

REIT —	Real Estate Investment Trust. Please see complete schedule of holdings.

See financial notes 19

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at 04/30/10.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

S&P 500 Index, e-mini, Long, expires 06/18/10	800	47,336,000	272,475

20 See financial notes

 Schwab S&P 500 Index Fund

Statement of
Assets and Liabilities
As of April 30, 2010; unaudited.

Assets

Investments, at value including securities on loan of $11,243,884 (cost $8,524,645,067)		$10,029,410,484
Collateral invested for securities on loan		12,120,881
Receivables:
Dividends		10,046,748
Fund shares sold		9,341,876
Interest		47
Income from securities on loan		40,092
Prepaid expenses	+	93,946

Total assets		10,061,054,074

Liabilities

Collateral held for securities on loan		12,120,881
Payables:
Investments bought		6,670,337
Investment adviser and administrator fees		49,153
Shareholder services fees		46,521
Fund shares redeemed		3,846,019
Due to brokers for futures		876,000
Accrued expenses	+	81,580

Total liabilities		23,690,491

Net Assets

Total assets		10,061,054,074
Total liabilities	−	23,690,491

Net assets		$10,037,363,583

Net Assets by Source
Capital received from investors		9,511,002,793
Net investment income not yet distributed		54,981,769
Net realized capital losses		(1,034,057,007)
Net unrealized capital gains		1,505,436,028

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$10,037,363,583		540,752,621		$18.56

See financial notes 21

 Schwab S&P 500 Index Fund

Statement of
Operations
For November 1, 2009 through April 30, 2010; unaudited.

Investment Income

Dividends (including $107,014 from affiliated issuer)		$94,053,480
Interest		8,366
Securities on loan	+	446,526

Total investment income		94,508,372

Expenses

Investment adviser and administrator fees		2,820,381
Shareholder service fees		940,127
Transfer agent fees		206,670
Shareholder reports		162,065
Portfolio accounting fees		94,701
Custodian fees		76,422
Professional fees		48,088
Registration fees		37,684
Trustees’ fees		37,468
Interest expense		758
Other expenses	+	253,780

Total expenses		4,678,144
Expense reduction by adviser and Schwab	−	278,633

Net expenses	−	4,399,511

Net investment income		90,108,861

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(9,158,075)
Net realized gains on futures contracts	+	5,848,539

Net realized losses		(3,309,536)
Net unrealized gains on investments		1,269,477,408
Net unrealized gains on affiliated issuer		1,738,973
Net unrealized gains on futures contracts	+	299,750

Net unrealized gains	+	1,271,516,131

Net realized and unrealized gains		1,268,206,595

Increase in net assets resulting from operations		$1,358,315,456

22 See financial notes

 Schwab S&P 500 Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/09-4/30/10			11/1/08-10/31/09
Net investment income		$90,108,861	$119,853,100
Net realized losses		(3,309,536)	(14,387,310)
Net unrealized gains	+	1,271,516,131	387,771,569

Increase in net assets from operations		1,358,315,456	493,237,359

Distributions to Shareholders[1,2]

Distributions from net investment income
Investor Shares		—	61,218,780
Select Shares		130,372,304	70,328,964
e.Shares	+	—	4,259,161

Total distributions from net investment income		$130,372,304	$135,806,905

Transactions in Fund Shares1,2

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		—	$—	28,532,699	$391,743,965
Select Shares		43,099,296	759,429,304	225,656,362	3,587,907,956
e.Shares	+	—	—	3,771,791	52,363,615

Total shares sold		43,099,296	$759,429,304	257,960,852	$4,032,015,536

Issued in connection with merger
Select Shares		—	—	185,529,982	3,008,644,483

Shares Reinvested
Investor Shares		—	$—	4,242,106	$58,541,060
Select Shares		6,889,298	118,013,668	4,509,670	62,413,840
e.Shares	+	—	—	272,580	3,758,878

Total shares reinvested		6,889,298	$118,013,668	9,024,356	$124,713,778

Shares Redeemed
Investor Shares		—	$—	(188,488,799)	($2,992,021,162)
Select Shares		(44,724,619)	(785,609,051)	(50,255,160)	(720,388,668)
e.Shares	+	—	—	(16,279,703)	(246,409,582)

Total shares redeemed		(44,724,619)	($785,609,051)	(255,023,662)	($3,958,819,412)

Net transactions in fund shares		5,263,975	$91,833,921	197,491,528	$3,206,554,385

Shares Outstanding and Net Assets

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		535,488,646	$8,717,586,510	337,997,118	$5,153,601,671
Total increase	+	5,263,975	1,319,777,073	197,491,528	3,563,984,839

End of period		540,752,621	$10,037,363,583	535,488,646	$8,717,586,510

Net investment income not yet distributed			$54,981,769		$95,245,212

[1]	Effective September 9, 2009, all outstanding Investor Shares (166,917,045 shares valued at $2,696,695,093) and e.Shares (10,428,150 shares valued at $168,446,946) combined with Select Shares, resulting in a single class of shares of the fund.
[2]	Effective September 9, 2009, all of the assets and liabilities of the Schwab Institutional Select S&P 500 Fund were transferred to the Schwab S&P 500 Index Fund (See financial note 11).

See financial notes 23

Schwab 1000 Index® Fund

Financial Statements

Financial Highlights

	11/1/09–		11/1/08–		11/1/07–	11/1/06–	11/1/05–	11/1/04–
	4/30/10*		10/31/09[1]		10/31/08	10/31/07	10/31/06	10/31/05

Per-Share Data ($)

Net asset value at beginning of period	31.00		28.69		45.81	40.40	35.31	32.54

Income (loss) from investment operations:
Net investment income (loss)	0.28	[2]	0.54	[2]	0.66 [2]	0.60 [2]	0.50 [2]	0.55
Net realized and unrealized gains (losses)	4.79		2.41		(17.13)	5.33	5.05	2.70

Total from investment operations	5.07		2.95		(16.47)	5.93	5.55	3.25
Less distributions:
Distributions from net investment income	(0.58)		(0.64)		(0.62)	(0.52)	(0.46)	(0.48)
Distributions from net realized gains	—		—		(0.03)	—	—	—

Total distributions	(0.58)		(0.64)		(0.65)	(0.52)	(0.46)	(0.48)

Net asset value at end of period	35.49		31.00		28.69	45.81	40.40	35.31

Total return (%)	16.52	[3]	10.72		(36.43)	14.81	15.84	10.04

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.29	[4]	0.38	[5]	0.49	0.48	0.49	0.50
Gross operating expenses	0.35	[4]	0.44		0.49	0.48	0.49	0.50
Net investment income (loss)	1.69	[4]	1.96		1.68	1.39	1.34	1.49
Portfolio turnover rate	5	[3]	4		4	6	5	6
Net assets, end of period ($ x 1,000,000)	4,754		4,279		2,260	3,974	3,918	4,166

* Unaudited.
1 Effective September 18, 2009, the Select Shares class and the Investor Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Investor Shares.
2 Calculated based on the average shares outstanding during the period.
3 Not annualized.
4 Annualized.
5 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.

24 See financial notes

 Schwab 1000 Index Fund

Portfolio Holdings as of April 30, 2010 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

99.7%		Common Stock	2,336,760,766	4,744,840,330
0.1%		Other Investment Company	2,624,042	2,624,042
0.1%		Short-Term Investment	2,599,491	2,599,513

99.9%		Total Investments	2,341,984,299	4,750,063,885
0.5%		Collateral Invested for Securities on Loan	22,197,268	22,197,268
(0	.4)%	Other Assets and Liabilities, Net		(18,067,726)

100.0%		Net Assets		4,754,193,427

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.7% of net assets

Automobiles & Components 0.8%
Ford Motor Co. *	1,296,187	0.4	16,876,355
Other Securities		0.4	19,735,028

		0.8	36,611,383

Banks 3.4%
U.S. Bancorp	749,505	0.4	20,064,249
Wells Fargo & Co.	2,003,196	1.4	66,325,820
Other Securities		1.6	74,367,263

		3.4	160,757,332

Capital Goods 8.3%
3M Co.	277,434	0.5	24,600,073
General Electric Co.	4,173,122	1.7	78,705,081
The Boeing Co.	284,789	0.4	20,627,267
United Technologies Corp.	367,463	0.6	27,541,352
Other Securities		5.1	243,047,021

		8.3	394,520,794

Commercial & Professional Supplies 0.8%
Other Securities		0.8	36,054,088

Consumer Durables & Apparel 1.3%
Other Securities		1.3	60,355,172

Consumer Services 2.0%
McDonald’s Corp.	422,936	0.6	29,855,052
Other Securities		1.4	66,338,533

		2.0	96,193,585

Diversified Financials 7.3%
American Express Co.	466,077	0.5	21,495,471
Bank of America Corp.	3,894,541	1.5	69,439,666
Citigroup, Inc. *	7,642,762	0.7	33,398,870
JPMorgan Chase & Co.	1,544,478	1.4	65,763,873
The Charles Schwab Corp. (a)	373,465	0.2	7,204,140
The Goldman Sachs Group, Inc.	201,532	0.6	29,262,446
Other Securities		2.4	121,954,367

		7.3	348,518,833

Energy 10.7%
Chevron Corp.	786,377	1.4	64,042,543
ConocoPhillips	581,466	0.7	34,416,973
Exxon Mobil Corp.	1,860,622	2.7	126,243,203
Occidental Petroleum Corp.	318,116	0.6	28,204,165
Schlumberger Ltd.	470,606	0.7	33,610,680
Other Securities		4.6	224,712,707

		10.7	511,230,271

Food & Staples Retailing 2.3%
CVS Caremark Corp.	553,711	0.4	20,448,547
Wal-Mart Stores, Inc.	836,227	0.9	44,863,579
Other Securities		1.0	45,505,486

		2.3	110,817,612

Food, Beverage & Tobacco 5.2%
Altria Group, Inc.	812,165	0.4	17,209,776
Kraft Foods, Inc., Class A	578,964	0.3	17,137,334
PepsiCo, Inc.	635,905	0.9	41,473,724
Philip Morris International, Inc.	746,565	0.8	36,641,410
The Coca-Cola Co.	908,154	1.0	48,540,831
Other Securities		1.8	88,572,592

		5.2	249,575,667

Health Care Equipment & Services 4.2%
Medtronic, Inc.	433,768	0.4	18,951,324
Other Securities		3.8	179,085,403

		4.2	198,036,727

Household & Personal Products 2.4%
The Procter & Gamble Co.	1,145,119	1.5	71,180,597
Other Securities		0.9	45,047,600

		2.4	116,228,197

Insurance 3.9%
Berkshire Hathaway, Inc., Class B *	589,912	1.0	45,423,224

See financial notes 25

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)
Other Securities		2.9	142,516,040

		3.9	187,939,264

Materials 3.8%
Other Securities		3.8	182,413,661

Media 3.2%
Comcast Corp., Class A	1,118,903	0.5	22,087,145
The Walt Disney Co.	753,920	0.6	27,774,413
Other Securities		2.1	100,353,198

		3.2	150,214,756

Pharmaceuticals, Biotechnology & Life Sciences 7.4%
Abbott Laboratories	606,246	0.7	31,015,545
Amgen, Inc. *	396,660	0.5	22,752,418
Bristol-Myers Squibb Co.	670,839	0.4	16,965,518
Johnson & Johnson	1,081,367	1.5	69,531,898
Merck & Co., Inc.	1,197,198	0.9	41,949,818
Pfizer, Inc.	3,162,711	1.1	52,880,528
Other Securities		2.3	118,699,306

		7.4	353,795,031

Real Estate 2.0%
Other Securities		2.0	93,851,924

Retailing 3.9%
Amazon.com, Inc. *	130,141	0.4	17,837,125
The Home Depot, Inc.	666,415	0.5	23,491,129
Other Securities		3.0	142,189,265

		3.9	183,517,519

Semiconductors & Semiconductor Equipment 2.7%
Intel Corp.	2,164,280	1.0	49,410,512
Other Securities		1.7	77,362,965

		2.7	126,773,477

Software & Services 8.7%
Google, Inc., Class A *	94,506	1.1	49,657,233
International Business Machines Corp.	514,840	1.4	66,414,360
Microsoft Corp.	3,027,638	2.0	92,464,064
Oracle Corp.	1,532,610	0.8	39,602,642
Other Securities		3.4	164,374,974

		8.7	412,513,273

Technology Hardware & Equipment 7.1%
Apple, Inc. *	353,014	2.0	92,179,016
Cisco Systems, Inc. *	2,254,615	1.3	60,694,236
Hewlett-Packard Co.	929,268	1.0	48,294,058
QUALCOMM, Inc.	654,678	0.5	25,362,226
Other Securities		2.3	113,174,867

		7.1	339,704,403

Telecommunication Services 2.7%
AT&T, Inc.	2,312,777	1.3	60,270,969
Verizon Communications, Inc.	1,113,337	0.7	32,164,306
Other Securities		0.7	34,162,933

		2.7	126,598,208

Transportation 2.0%
United Parcel Service, Inc., Class B	389,075	0.6	26,900,646
Other Securities		1.4	68,764,697

		2.0	95,665,343

Utilities 3.6%
Other Securities		3.6	172,953,810

Total Common Stock
(Cost $2,336,760,766)			4,744,840,330

Other Investment Company 0.1% of net assets

Money Funds 0.1%
Other Securities		0.1	2,624,042

Total Other Investment Company
(Cost $2,624,042)			2,624,042

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investment 0.1% of net assets

U.S. Treasury Obligation 0.1%
Other Securities		0.1	2,599,513

Total Short-Term Investment
(Cost $2,599,491)			2,599,513

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 0.5% of net assets

State Street Navigator Security Lending Prime Portfolio	22,197,268	0.5	22,197,268

Total Collateral Invested for Securities on Loan
(Cost $22,197,268)			22,197,268

End of collateral invested for securities on loan.

At 04/30/10 the tax basis cost of the fund’s investments was $2,320,415,989 and the unrealized appreciation and depreciation were $2,551,900,250 and ($122,252,354), respectively, with a net unrealized appreciation of $2,429,647,896.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan. Please see complete schedule of holdings.
(c)	All or a portion of this security is held as collateral for open futures contracts. Please see complete schedule of holdings.

26 See financial notes

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

REIT —	Real Estate Investment Trust. Please see complete schedule of holdings.

In addition to the above, the fund held the following at 04/30/10.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

S&P 500 Index, e-mini, Long, expires 06/18/10	80	4,733,600	149,460

See financial notes 27

 Schwab 1000 Index Fund

Statement of
Assets and Liabilities
As of April 30, 2010; unaudited.

Assets

Investments, at value including securities on loan of $21,656,441 (cost $2,341,984,299)		$4,750,063,885
Collateral invested for securities on loan		22,197,268
Receivables:
Dividends		4,419,965
Fund shares sold		1,902,551
Interest		1,298
Income from securities on loan		57,459
Prepaid expenses	+	62,057

Total assets		4,778,704,483

Liabilities

Collateral held for securities on loan		22,197,268
Payables:
Investment adviser and administrator fees		69,826
Shareholder services fees		105,802
Fund shares redeemed		1,920,018
Due to brokers for futures		87,600
Accrued expenses	+	130,542

Total liabilities		24,511,056

Net Assets

Total assets		4,778,704,483
Total liabilities	−	24,511,056

Net assets		$4,754,193,427

Net Assets by Source
Capital received from investors		2,219,297,154
Net investment income not yet distributed		22,483,129
Net realized capital gains		103,681,337
Net unrealized capital gains		2,408,731,807

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$4,754,193,427		133,969,730		$35.49

28 See financial notes

 Schwab 1000 Index Fund

Statement of
Operations
For November 1, 2009 through April 30, 2010; unaudited.

Investment Income

Dividends (including $46,910 from affiliated issuer)		$44,647,469
Interest		8,900
Securities on loan	+	232,451

Total investment income		44,888,820

Expenses

Investment adviser and administrator fees		5,178,486
Shareholder service fees		2,263,695
Shareholder reports		122,024
Portfolio accounting fees		66,474
Transfer agent fees		60,401
Custodian fees		41,531
Professional fees		33,383
Trustees’ fees		26,546
Registration fees		19,479
Interest expense		3,815
Other expenses	+	131,356

Total expenses		7,947,190
Expense reduction by adviser and Schwab	−	1,271,568
Custody credits	−	26

Net expenses	−	6,675,596

Net investment income		38,213,224

Realized and Unrealized Gains (Losses)

Net realized gains on investments		80,261,894
Net realized gains on affiliated issuer		363,294
Net realized gains on futures contracts	+	3,500,442

Net realized gains		84,125,630
Net unrealized gains on investments		568,673,618
Net unrealized gains on affiliated issuer		407,195
Net unrealized gains on futures contracts	+	762,716

Net unrealized gains	+	569,843,529

Net realized and unrealized gains		653,969,159

Increase in net assets resulting from operations		$692,182,383

See financial notes 29

 Schwab 1000 Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/09-4/30/10			11/1/08-10/31/09
Net investment income		$38,213,224	$83,257,072
Net realized gains (losses)		84,125,630	(610,801)
Net unrealized gains	+	569,843,529	299,066,934

Increase in net assets from operations		692,182,383	381,713,205

Distributions to Shareholders[1]

Distributions from net investment income
Investor Shares		78,998,534	50,003,899
Select Shares	+	—	49,147,092

Total distributions from net investment income		$78,998,534	$99,150,991

Transactions in Fund Shares1

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		4,296,030	$144,272,103	70,861,141	$2,233,680,772
Select Shares	+	—	—	9,718,981	249,303,041

Total shares sold		4,296,030	$144,272,103	80,580,122	$2,482,983,813

Shares Reinvested
Investor Shares		2,124,208	$69,015,533	1,766,430	$45,997,835
Select Shares	+	—	—	1,524,183	39,628,767

Total shares reinvested		2,124,208	$69,015,533	3,290,613	$85,626,602

Shares Redeemed
Investor Shares		(10,489,029)	($351,364,063)	(13,339,274)	($357,689,838)
Select Shares	+	—	—	(81,650,587)	(2,495,382,460)

Total shares redeemed		(10,489,029)	($351,364,063)	(94,989,861)	($2,853,072,298)

Net transactions in fund shares		(4,068,791)	($138,076,427)	(11,119,126)	($284,461,883)

Shares Outstanding and Net Assets

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		138,038,521	$4,279,086,005	149,157,647	$4,280,985,674
Total increase or decrease	+	(4,068,791)	475,107,422	(11,119,126)	(1,899,669)

End of period		133,969,730	$4,754,193,427	138,038,521	$4,279,086,005

Net investment income not yet distributed			$22,483,129		$63,268,439

[1]	Effective September 18, 2009, all outstanding Select Shares (64,219,222 shares valued at $2,052,041,742) combined with Investor Shares, resulting in a single class of shares of the fund.

30 See financial notes

Schwab Small-Cap Index Fund®

Financial Statements

Financial Highlights

	11/1/09–		11/1/08–		11/1/07–	11/1/06–	11/1/05–	11/1/04–
	4/30/10*		10/31/09[1]		10/31/08	10/31/07	10/31/06	10/31/05

Per-Share Data ($)

Net asset value at beginning of period	15.14		13.85		25.35	25.97	22.36	19.96

Income (loss) from investment operations:
Net investment income (loss)	0.13	[2]	0.18	[2]	0.33 [2]	0.35 [2]	0.27 [2]	0.17
Net realized and unrealized gains (losses)	4.39		1.40		(7.89)	2.36	3.67	2.39

Total from investment operations	4.52		1.58		(7.56)	2.71	3.94	2.56
Less distributions:
Distributions from net investment income	(0.15)		(0.29)		(0.32)	(0.28)	(0.18)	(0.16)
Distributions from net realized gains	—		—		(3.62)	(3.05)	(0.15)	—

Total distributions	(0.15)		(0.29)		(3.94)	(3.33)	(0.33)	(0.16)

Net asset value at end of period	19.51		15.14		13.85	25.35	25.97	22.36

Total return (%)	30.05	[3]	11.98		(34.48)	11.35	17.78	12.86

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.19	[4]	0.28	[5]	0.42	0.42	0.42	0.41
Gross operating expenses	0.20	[4]	0.33		0.42	0.42	0.42	0.43
Net investment income (loss)	1.47	[4]	1.41		1.78	1.43	1.10	0.74
Portfolio turnover rate	31	[3]	26		64	31	29	40
Net assets, end of period ($ x 1,000,000)	1,452		1,142		628	969	889	795

* Unaudited.
1 Effective August 21, 2009, the Investor Share class and the Select Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Calculated based on the average shares outstanding during the period.
3 Not annualized.
4 Annualized.
5 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.

See financial notes 31

 Schwab Small-Cap Index Fund

Portfolio Holdings as of April 30, 2010 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

99.3%		Common Stock	1,250,600,412	1,440,954,666
	—%	Rights	—	—
0.6%		Short-Term Investments	9,324,939	9,324,946

99.9%		Total Investments	1,259,925,351	1,450,279,612
3.0%		Collateral Invested for Securities on Loan	43,536,425	43,536,425
(2	.9)%	Other Assets and Liabilities, Net		(42,028,625)

100.0%		Net Assets		1,451,787,412

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.3% of net assets

Automobiles & Components 1.2%
Dana Holding Corp. *	256,200	0.2	3,422,832
Other Securities		1.0	13,739,170

		1.2	17,162,002

Banks 7.4%
Popular, Inc. *	1,176,500	0.3	4,635,410
Signature Bank *	74,709	0.2	3,016,749
Other Securities		6.9	99,977,784

		7.4	107,629,943

Capital Goods 9.9%
Brady Corp., Class A	96,329	0.2	3,309,864
Esterline Technologies Corp. *	54,911	0.2	3,062,936
Moog, Inc., Class A *	83,400	0.2	3,099,978
The Manitowoc Co., Inc.	233,200	0.2	3,267,132
The Toro Co.	63,535	0.3	3,617,683
Trinity Industries, Inc.	145,800	0.3	3,628,962
USG Corp. *	151,600	0.2	3,577,760
WESCO International, Inc. *	80,100	0.2	3,253,662
Other Securities		8.1	116,825,481

		9.9	143,643,458

Commercial & Professional Supplies 3.7%
Other Securities		3.7	53,597,849

Consumer Durables & Apparel 3.9%
Brunswick Corp.	162,400	0.2	3,394,160
Carter’s, Inc. *	104,414	0.2	3,364,219
Deckers Outdoor Corp. *	24,500	0.2	3,444,210
Jones Apparel Group, Inc.	157,100	0.2	3,418,496
Polaris Industries, Inc.	60,123	0.2	3,557,478
Other Securities		2.9	39,420,695

		3.9	56,599,258

Consumer Services 4.8%
Gaylord Entertainment Co. *	94,335	0.2	3,183,806
The Cheesecake Factory, Inc. *	110,800	0.2	3,010,436
Other Securities		4.4	63,612,311

		4.8	69,806,553

Diversified Financials 3.2%
American Capital Ltd. *	516,600	0.2	3,171,924
Ares Capital Corp.	328,230	0.4	5,205,728
Other Securities		2.6	38,322,097

		3.2	46,699,749

Energy 5.7%
Exterran Holdings, Inc. *	115,000	0.2	3,352,250
SEACOR Holdings, Inc. *	38,200	0.2	3,215,294
World Fuel Services Corp.	115,956	0.2	3,296,629
Other Securities		5.1	72,770,727

		5.7	82,634,900

Food & Staples Retailing 0.9%
Other Securities		0.9	12,718,363

Food, Beverage & Tobacco 1.9%
Other Securities		1.9	26,895,745

Health Care Equipment & Services 7.0%
AMERIGROUP Corp. *	94,000	0.2	3,406,560
Hill-Rom Holdings, Inc.	115,300	0.2	3,656,163
Psychiatric Solutions, Inc. *	103,500	0.2	3,329,595
Other Securities		6.4	91,385,205

		7.0	101,777,523

Household & Personal Products 0.5%
Other Securities		0.5	7,508,898

Insurance 3.4%
Protective Life Corp.	157,400	0.2	3,788,618
Other Securities		3.2	45,768,542

		3.4	49,557,160

Materials 4.7%
Carpenter Technology Corp.	78,900	0.2	3,098,403
Olin Corp.	144,500	0.2	3,034,500

32 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)
Other Securities		4.3	61,960,987

		4.7	68,093,890

Media 1.2%
Other Securities		1.2	17,624,477

Pharmaceuticals, Biotechnology & Life Sciences 5.0%
Auxilium Pharmaceuticals, Inc. *	86,700	0.2	3,086,520
Incyte Corp. *	228,063	0.2	3,060,606
InterMune, Inc. *	76,600	0.2	3,260,096
Other Securities		4.4	62,783,866

		5.0	72,191,088

Real Estate 5.9%
BioMed Realty Trust, Inc.	190,834	0.2	3,532,338
Brandywine Realty Trust	236,530	0.2	3,013,392
CBL & Associates Properties, Inc.	253,606	0.2	3,702,648
Entertainment Properties Trust	77,255	0.2	3,377,589
Equity Lifestyle Properties, Inc.	55,859	0.2	3,100,733
Home Properties, Inc.	61,765	0.2	3,069,103
Kilroy Realty Corp.	86,000	0.2	3,015,160
LaSalle Hotel Properties	116,826	0.2	3,078,365
Other Securities		4.3	59,819,931

		5.9	85,709,259

Retailing 4.8%
Rent-A-Center, Inc. *	123,705	0.2	3,194,063
Other Securities		4.6	66,579,294

		4.8	69,773,357

Semiconductors & Semiconductor Equipment 4.1%
International Rectifier Corp. *	137,700	0.2	3,169,854
Veeco Instruments, Inc. *	70,900	0.2	3,118,891
Other Securities		3.7	53,028,007

		4.1	59,316,752

Software & Services 6.8%
CyberSource Corp. *	124,400	0.2	3,194,592
TiVo, Inc. *	199,503	0.2	3,495,293
Other Securities		6.4	92,648,276

		6.8	99,338,161

Technology Hardware & Equipment 6.2%
Ciena Corp. *	168,400	0.2	3,113,716
Plantronics, Inc.	90,393	0.2	3,001,048
Other Securities		5.8	83,256,732

		6.2	89,371,496

Telecommunication Services 1.3%
Other Securities		1.3	19,420,598

Transportation 3.1%
Con-way, Inc.	90,600	0.2	3,518,904
Other Securities		2.9	40,810,331

		3.1	44,329,235

Utilities 2.7%
IDACORP, Inc.	87,700	0.2	3,164,216
Other Securities		2.5	36,390,736

		2.7	39,554,952

Total Common Stock
(Cost $1,250,600,412)			1,440,954,666

Rights 0.0% of net assets

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Other Securities		0.0	—

Total Rights
(Cost $—)			—

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investments 0.6% of net assets

Time Deposit 0.5%
Wells Fargo
0.03%, 05/03/10	8,420,108	0.5	8,420,108

U.S. Treasury Obligations 0.1%
Other Securities		0.1	904,838

Total Short-Term Investments
(Cost $9,324,939)			9,324,946

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 3.0% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	43,536,425	3.0	43,536,425

Total Collateral Invested for Securities on Loan
(Cost $43,536,425)			43,536,425

End of collateral invested for securities on loan.

At 04/30/10 the tax basis cost of the fund’s investments was $1,269,456,816 and the unrealized appreciation and depreciation were $296,631,626 and ($115,808,830), respectively, with a net unrealized appreciation of $180,822,796.

See financial notes 33

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts. Please see complete schedule of holdings.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees. Please see complete schedule of holdings.
(c)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets. Please see complete schedule of holdings.
(d)	All or a portion of this security is on loan. Please see complete schedule of holdings.

ADR —	American Depositary Receipt. Please see complete schedule of holdings.

In addition to the above, the fund held the following at 04/30/10.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

Russell 2000 Index, e-mini, Long, expires 06/18/10	120	8,586,000	506,990

34 See financial notes

 Schwab Small-Cap Index Fund

Statement of
Assets and Liabilities
As of April 30, 2010; unaudited.

Assets

Investments, at value including securities on loan of $40,963,361 (cost $1,259,925,351)		$1,450,279,612
Collateral invested for securities on loan		43,536,425
Receivables:
Fund shares sold		1,656,653
Dividends		467,178
Interest		7
Income from securities on loan		237,417
Receivable from investment adviser		623
Prepaid expenses	+	16,430

Total assets		1,496,194,345

Liabilities

Collateral held for securities on loan		43,536,425
Payables:
Investment adviser and administrator fees		20,178
Shareholder services fees		4,476
Fund shares redeemed		547,878
Due to brokers for futures		258,000
Accrued expenses	+	39,976

Total liabilities		44,406,933

Net Assets

Total assets		1,496,194,345
Total liabilities	−	44,406,933

Net assets		$1,451,787,412

Net Assets by Source
Capital received from investors		1,271,899,570
Net investment income not yet distributed		6,038,192
Net realized capital losses		(18,709,268)
Net unrealized capital gains		192,558,918

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$1,451,787,412		74,401,570		$19.51

See financial notes 35

 Schwab Small-Cap Index Fund

Statement of
Operations
For November 1, 2009 through April 30, 2010; unaudited.

Investment Income

Dividends		$9,604,338
Interest		1,978
Securities on loan	+	1,042,005

Total investment income		10,648,321

Expenses

Investment adviser and administrator fees		957,551
Shareholder service fees		127,673
Shareholder reports		38,504
Portfolio accounting fees		35,034
Transfer agent fees		29,648
Professional fees		25,670
Registration fees		14,036
Custodian fees		11,646
Trustees’ fees		7,136
Interest expense		264
Other expenses	+	38,102

Total expenses		1,285,264
Expense reduction by adviser and Schwab	−	41,375

Net expenses	−	1,243,889

Net investment income		9,404,432

Realized and Unrealized Gains (Losses)

Net realized gains on investments		73,088,668
Net realized gains on futures contracts	+	1,533,993

Net realized gains		74,622,661
Net unrealized gains on investments		253,537,317
Net unrealized gains on futures contracts	+	833,003

Net unrealized gains	+	254,370,320

Net realized and unrealized gains		328,992,981

Increase in net assets resulting from operations		$338,397,413

36 See financial notes

 Schwab Small-Cap Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/09-4/30/10			11/1/08-10/31/09
Net investment income		$9,404,432	$15,029,205
Net realized gains (losses)		74,622,661	(52,053,689)
Net unrealized gains	+	254,370,320	152,257,472

Increase in net assets from operations		338,397,413	115,232,988

Distributions to Shareholders[1]

Distributions from net investment income
Investor Shares		—	8,183,810
Select Shares	+	11,038,239	13,636,207

Total distributions from net investment income		$11,038,239	$21,820,017

Transactions in Fund Shares1

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		—	$—	4,012,302	$49,424,353
Select Shares	+	6,792,301	119,231,043	42,295,886	621,407,385

Total shares sold		6,792,301	$119,231,043	46,308,188	$670,831,738

Shares Reinvested
Investor Shares		—	$—	643,639	$7,678,617
Select Shares	+	641,064	10,224,972	1,059,009	12,633,977

Total shares reinvested		641,064	$10,224,972	1,702,648	$20,312,594

Shares Redeemed
Investor Shares		—	$—	(37,063,698)	($546,937,112)
Select Shares	+	(8,465,495)	(146,976,273)	(13,259,347)	(171,312,119)

Total shares redeemed		(8,465,495)	($146,976,273)	(50,323,045)	($718,249,231)

Net transactions in fund shares		(1,032,130)	($17,520,258)	(2,312,209)	($27,104,899)

Shares Outstanding and Net Assets

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		75,433,700	$1,141,948,496	77,745,909	$1,075,640,424
Total increase or decrease	+	(1,032,130)	309,838,916	(2,312,209)	66,308,072

End of period		74,401,570	$1,451,787,412	75,433,700	$1,141,948,496

Net investment income not yet distributed			$6,038,192		$7,671,999

[1]	Effective August 21, 2009, all outstanding Investor Shares (31,033,318 shares valued at $477,019,342) combined with Select Shares, resulting in a single class of shares of the fund.

See financial notes 37

Schwab Total Stock Market Index Fund®

Financial Statements

Financial Highlights

	11/1/09–		11/1/08–	11/1/07–	11/1/06–	11/1/05–	11/1/04–
	4/30/10*		10/31/09[1]	10/31/08	10/31/07	10/31/06	10/31/05

Per-Share Data ($)

Net asset value at beginning of period	18.50		17.08	27.04	23.90	20.83	19.09

Income (loss) from investment operations:
Net investment income (loss)	0.18		0.24	0.40	0.37	0.31	0.31
Net realized and unrealized gains (losses)	3.02		1.55	(9.93)	3.09	3.04	1.71

Total from investment operations	3.20		1.79	(9.53)	3.46	3.35	2.02
Less distributions:
Distributions from net investment income	(0.32)		(0.37)	(0.37)	(0.32)	(0.28)	(0.28)
Distributions from net realized gains	—		—	(0.06)	—	—	—

Total distributions	(0.32)		(0.37)	(0.43)	(0.32)	(0.28)	(0.28)

Net asset value at end of period	21.38		18.50	17.08	27.04	23.90	20.83

Total return (%)	17.49	[2]	10.92	(35.76)	14.62	16.23	10.63

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.09	[3]	0.21 [4]	0.38	0.37	0.38	0.39
Gross operating expenses	0.11	[3]	0.28	0.38	0.37	0.38	0.39
Net investment income (loss)	1.84	[3]	2.02	1.71	1.49	1.41	1.52
Portfolio turnover rate	2	[2]	5	1	0 [5]	3	2
Net assets, end of period ($ x 1,000,000)	1,438		1,205	585	906	762	617

* Unaudited.
1 Effective September 18, 2009, the Investor Share class and the Select Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Not annualized.
3 Annualized.
4 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended October 31, 2009 is a blended rate.
5 Less than 1%.

38 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings as of April 30, 2010 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

98.9%		Common Stock	1,189,131,478	1,420,867,852
	—%	Rights	—	—
0.9%		Short-Term Investments	13,645,690	13,645,697

99.8%		Total Investments	1,202,777,168	1,434,513,549
0.5%		Collateral Invested for Securities on Loan	7,046,808	7,046,808
(0	.3)%	Other Assets and Liabilities, Net		(3,961,194)

100.0%		Net Assets		1,437,599,163

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 98.9% of net assets

Automobiles & Components 0.8%
Ford Motor Co. *	360,736	0.3	4,696,783
Other Securities		0.5	6,805,908

		0.8	11,502,691

Banks 3.8%
U.S. Bancorp	203,531	0.4	5,448,525
Wells Fargo & Co.	533,406	1.3	17,661,073
Other Securities		2.1	31,547,135

		3.8	54,656,733

Capital Goods 8.2%
3M Co.	72,000	0.5	6,384,240
General Electric Co.	1,160,766	1.5	21,892,047
The Boeing Co.	75,800	0.4	5,490,194
United Technologies Corp.	93,068	0.5	6,975,447
Other Securities		5.3	76,815,145

		8.2	117,557,073

Commercial & Professional Supplies 1.0%
Other Securities		1.0	14,041,429

Consumer Durables & Apparel 1.4%
Other Securities		1.4	20,591,542

Consumer Services 2.3%
McDonald’s Corp.	135,709	0.7	9,579,698
Other Securities		1.6	23,320,502

		2.3	32,900,200

Diversified Financials 6.9%
American Express Co.	110,150	0.4	5,080,118
Bank of America Corp.	1,076,956	1.3	19,202,125
Citigroup, Inc. *	2,200,086	0.7	9,614,376
JPMorgan Chase & Co.	429,444	1.3	18,285,726
The Charles Schwab Corp. (b)	111,120	0.2	2,143,505
The Goldman Sachs Group, Inc.	47,700	0.5	6,926,040
Other Securities		2.5	37,763,074

		6.9	99,014,964

Energy 10.2%
Chevron Corp.	217,339	1.2	17,700,088
ConocoPhillips	142,223	0.6	8,418,179
Exxon Mobil Corp.	511,466	2.4	34,702,968
Occidental Petroleum Corp.	88,620	0.6	7,857,049
Schlumberger Ltd.	132,000	0.7	9,427,440
Other Securities		4.7	68,429,346

		10.2	146,535,070

Food & Staples Retailing 2.2%
CVS Caremark Corp.	150,640	0.4	5,563,135
Wal-Mart Stores, Inc.	249,100	0.9	13,364,215
Other Securities		0.9	12,734,425

		2.2	31,661,775

Food, Beverage & Tobacco 4.9%
Kraft Foods, Inc., Class A	172,513	0.4	5,106,385
PepsiCo, Inc.	174,858	0.8	11,404,239
Philip Morris International, Inc.	208,800	0.7	10,247,904
The Coca-Cola Co.	231,200	0.9	12,357,640
Other Securities		2.1	30,690,645

		4.9	69,806,813

Health Care Equipment & Services 4.4%
Medtronic, Inc.	119,874	0.4	5,237,295
Other Securities		4.0	57,342,647

		4.4	62,579,942

Household & Personal Products 2.3%
The Procter & Gamble Co.	316,215	1.4	19,655,924
Other Securities		0.9	13,006,291

		2.3	32,662,215

Insurance 4.0%
Berkshire Hathaway, Inc., Class B *	214,774	1.2	16,537,598
Other Securities		2.8	40,866,608

		4.0	57,404,206

See financial notes 39

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Materials 3.8%
Other Securities		3.8	54,796,015

Media 3.0%
The Walt Disney Co.	191,893	0.5	7,069,338
Other Securities		2.5	36,476,477

		3.0	43,545,815

Pharmaceuticals, Biotechnology & Life Sciences 7.3%
Abbott Laboratories	166,905	0.6	8,538,860
Amgen, Inc. *	109,268	0.5	6,267,612
Bristol-Myers Squibb Co.	209,450	0.4	5,296,990
Johnson & Johnson	300,670	1.4	19,333,081
Merck & Co., Inc.	335,970	0.8	11,772,389
Pfizer, Inc.	865,801	1.0	14,476,193
Other Securities		2.6	38,711,103

		7.3	104,396,228

Real Estate 2.5%
Other Securities		2.5	35,141,932

Retailing 3.9%
Amazon.com, Inc. *	41,700	0.4	5,715,402
The Home Depot, Inc.	182,070	0.5	6,417,967
Other Securities		3.0	43,414,766

		3.9	55,548,135

Semiconductors & Semiconductor Equipment 2.7%
Intel Corp.	606,332	1.0	13,842,560
Other Securities		1.7	25,462,043

		2.7	39,304,603

Software & Services 8.4%
Google, Inc., Class A *	26,750	1.0	14,055,520
International Business Machines Corp.	142,510	1.3	18,383,790
Microsoft Corp.	865,850	1.9	26,443,059
Oracle Corp.	425,449	0.8	10,993,602
Visa, Inc., Class A	56,000	0.4	5,052,880
Other Securities		3.0	46,223,226

		8.4	121,152,077

Technology Hardware & Equipment 7.1%
Apple, Inc. *	102,000	1.9	26,634,240
Cisco Systems, Inc. *	628,909	1.2	16,930,230
Hewlett-Packard Co.	257,636	1.0	13,389,343
QUALCOMM, Inc.	182,600	0.5	7,073,924
Other Securities		2.5	38,561,623

		7.1	102,589,360

Telecommunication Services 2.5%
AT&T, Inc.	643,056	1.2	16,758,039
Verizon Communications, Inc.	303,072	0.6	8,755,750
Other Securities		0.7	11,046,610

		2.5	36,560,399

Transportation 1.9%
United Parcel Service, Inc., Class B	91,480	0.5	6,324,927
Other Securities		1.4	21,397,531

		1.9	27,722,458

Utilities 3.4%
Other Securities		3.4	49,196,177

Total Common Stock
(Cost $1,189,131,478)			1,420,867,852

Rights 0.0% of net assets

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Other Securities		0.0	—

Total Rights
(Cost $—)			—

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investments 0.9% of net assets

Time Deposit 0.8%
Wells Fargo
0.03%, 05/03/10	12,770,858	0.8	12,770,858

U.S. Treasury Obligations 0.1%
Other Securities		0.1	874,839

Total Short-Term Investments
(Cost $13,645,690)			13,645,697

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 0.5% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	7,046,808	0.5	7,046,808

Total Collateral Invested for Securities on Loan
(Cost $7,046,808)			7,046,808

End of collateral invested for securities on loan.

At 04/30/10 the tax basis cost of the fund’s investments was $1,210,284,813 and the unrealized appreciation and depreciation were $393,908,143 and ($169,679,407), respectively, with a net unrealized appreciation of $224,228,736.

40 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees. Please see complete schedule of holdings.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	Illiquid security. At the period end, the value of these amounted to $3,300 or 0.0% of net assets. Please see complete schedule of holdings.
(d)	All or a portion of this security is on loan. Please see complete schedule of holdings.
(e)	All or a portion of this security is held as collateral for open futures contracts. Please see complete schedule of holdings.

REIT —	Real Estate Investment Trust. Please see complete schedule of holdings.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contracts

Russell 2000 Index, mini, Long, expires 06/18/10	120	8,586,000	445,245
S&P 500 Index, e-mini, Long, expires 06/18/10	55	3,254,350	83,504

Net unrealized gains			528,749

See financial notes 41

 Schwab Total Stock Market Index Fund

Statement of
Assets and Liabilities
As of April 30, 2010; unaudited.

Assets

Investments, at value including securities on loan of $6,690,721 (cost $1,202,777,168)		$1,434,513,549
Collateral invested for securities on loan		7,046,808
Receivables:
Investments sold		270,949
Fund shares sold		4,374,023
Dividends		1,245,471
Interest		11
Income from securities on loan		31,235
Prepaid expenses	+	16,650

Total assets		1,447,498,696

Liabilities

Collateral held for securities on loan		7,046,808
Payables:
Investments bought		2,180,334
Investment adviser and administrator fees		5,802
Shareholder services fees		5,655
Due to brokers for futures		318,225
Fund shares redeemed		312,705
Accrued expenses	+	30,004

Total liabilities		9,899,533

Net Assets

Total assets		1,447,498,696
Total liabilities	−	9,899,533

Net assets		$1,437,599,163

Net Assets by Source
Capital received from investors		1,234,512,236
Net investment income not yet distributed		7,496,790
Net realized capital losses		(36,859,743)
Net unrealized capital gains		232,449,880

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$1,437,599,163		67,247,938		$21.38

42 See financial notes

 Schwab Total Stock Market Index Fund

Statement of
Operations
For November 1, 2009 through April 30, 2010; unaudited.

Investment Income

Dividends (including $13,334 from affiliated issuer and net of foreign withholding tax of $1,647)		$12,557,801
Interest		1,670
Securities on loan	+	157,679

Total investment income		12,717,150

Expenses

Investment adviser and administrator fees		394,526
Shareholder service fees		131,509
Portfolio accounting fees		43,394
Shareholder reports		35,371
Transfer agent fees		28,353
Professional fees		23,707
Registration fees		18,687
Custodian fees		15,382
Trustees’ fees		7,155
Interest expense		217
Other expenses	+	36,881

Total expenses		735,182
Expense reduction by adviser and Schwab	−	113,198

Net expenses	−	621,984

Net investment income		12,095,166

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(8,360,242)
Net realized gains on futures contracts		218,805
Net realized losses on foreign currency transactions	+	(371)

Net realized losses		(8,141,808)
Net unrealized gains on investments		205,659,465
Net unrealized gains on affiliated issuer		216,684
Net unrealized gains on futures contracts	+	528,749

Net unrealized gains	+	206,404,898

Net realized and unrealized gains		198,263,090

Increase in net assets resulting from operations		$210,358,256

See financial notes 43

 Schwab Total Stock Market Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/09-4/30/10			11/1/08-10/31/09
Net investment income		$12,095,166	$21,146,044
Net realized losses		(8,141,808)	(5,863,780)
Net unrealized gains	+	206,404,898	99,806,504

Increase in net assets from operations		210,358,256	115,088,768

Distributions to Shareholders[1]

Distributions from net investment income
Investor Shares		—	8,379,797
Select Shares	+	20,970,578	12,960,844

Total distributions from net investment income		$20,970,578	$21,340,641

Transactions in Fund Shares1

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		—	$—	7,798,695	$123,898,670
Select Shares	+	8,593,571	173,774,418	43,580,280	785,904,966

Total shares sold		8,593,571	$173,774,418	51,378,975	$909,803,636

Shares Reinvested
Investor Shares		—	$—	501,832	$7,748,279
Select Shares	+	918,372	17,825,608	699,255	10,803,496

Total shares reinvested		918,372	$17,825,608	1,201,087	$18,551,775

Shares Redeemed
Investor Shares		—	$—	(33,086,646)	($612,706,960)
Select Shares	+	(7,401,126)	(148,101,993)	(13,394,544)	(211,806,564)

Total shares redeemed		(7,401,126)	($148,101,993)	(46,481,190)	($824,513,524)

Net transactions in fund shares		2,110,817	$43,498,033	6,098,872	$103,841,887

Shares Outstanding and Net Assets

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		65,137,121	$1,204,713,452	59,038,249	$1,007,123,438
Total increase	+	2,110,817	232,885,711	6,098,872	197,590,014

End of period		67,247,938	$1,437,599,163	65,137,121	$1,204,713,452

Net investment income not yet distributed			$7,496,790		$16,372,202

[1]	Effective September 18, 2009, all outstanding Investor Shares (27,820,506 shares valued at $531,997,632) combined with Select Shares, resulting in a single class of shares of the fund.

44 See financial notes

Schwab International Index Fund®

Financial Statements

Financial Highlights

	11/1/09–		11/1/08–	11/1/07–	11/1/06–	11/1/05–	11/1/04–
	4/30/10*		10/31/09[1]	10/31/08	10/31/07	10/31/06	10/31/05

Per-Share Data ($)

Net asset value at beginning of period	16.26		13.95	25.95	21.14	17.09	14.83

Income (loss) from investment operations:
Net investment income (loss)	0.22		0.37	0.68	0.54	0.50	0.38
Net realized and unrealized gains (losses)	0.24		2.58	(12.13)	4.93	3.93	2.19

Total from investment operations	0.46		2.95	(11.45)	5.47	4.43	2.57
Less distributions:
Distributions from net investment income	(0.44)		(0.64)	(0.55)	(0.66)	(0.38)	(0.31)

Net asset value at end of period	16.28		16.26	13.95	25.95	21.14	17.09

Total return (%)	2.80	[2]	22.55	(45.02)	26.50	26.35	17.56

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.20	[3,4]	0.32 [5]	0.50	0.50	0.50	0.50
Gross operating expenses	0.23	[3]	0.41	0.54	0.54	0.55	0.57
Net investment income (loss)	2.59	[3]	2.92	3.15	2.34	2.60	2.23
Portfolio turnover rate	2	[2]	21	10	5	11	10
Net assets, end of period ($ x 1,000,000)	1,431		1,369	711	1,264	954	776

* Unaudited.
1 Effective August 21, 2009, the Investor Share class and the Select Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Not annualized.
3 Annualized
4 The ratio of net operating expenses would have been 0.19%, if certain non-routine expenses had not been incurred.
5 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.

See financial notes 45

 Schwab International Index Fund

Portfolio Holdings as of April 30, 2010 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

	97.7%	Common Stock	1,063,688,127	1,398,596,928
	0.2%	Preferred Stock	3,705,497	2,873,649
	—%	Warrants	13,912	4,215
	1.3%	Other Investment Company	17,960,478	17,689,750
	0.7%	Short-Term Investment	10,231,648	10,231,648

	99.9%	Total Investments	1,095,599,662	1,429,396,190
	12.0%	Collateral Invested for Securities on Loan	171,234,436	171,234,436
(11	.9)%	Other Assets and Liabilities, Net		(169,292,495)

	100.0%	Net Assets		1,431,338,131

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 97.7% of net assets

Australia 7.5%
Australia & New Zealand Banking Group Ltd.	411,590	0.6	9,116,410
BHP Billiton Ltd.	545,320	1.4	19,934,823
Commonwealth Bank of Australia	254,284	1.0	13,605,324
National Australia Bank Ltd.	344,393	0.6	8,798,848
Westpac Banking Corp.	484,409	0.8	12,069,810
Other Securities		3.1	43,841,272

		7.5	107,366,487

Austria 0.2%
Other Securities		0.2	3,459,205

Belgium 0.8%
Other Securities		0.8	11,571,986

Canada 9.4%
Bank of Nova Scotia	167,304	0.6	8,528,255
Royal Bank of Canada	230,968	1.0	14,004,055
Suncor Energy, Inc.	251,099	0.6	8,589,969
The Toronto-Dominion Bank	143,332	0.7	10,653,245
Other Securities		6.5	93,101,393

		9.4	134,876,917

Denmark 0.9%
Other Securities		0.9	12,991,237

Finland 0.8%
Other Securities		0.8	11,150,527

France 10.4%
BNP Paribas	146,042	0.7	10,031,062
GDF Suez (b)	233,712	0.6	8,311,599
Sanofi-Aventis	174,281	0.8	11,889,183
Total S.A.	381,589	1.5	20,761,222
Other Securities		6.8	97,094,278

		10.4	148,087,344

Germany 7.7%
Allianz SE - Reg’d (b)	73,753	0.6	8,455,413
BASF SE (b)	148,324	0.6	8,623,349
Bayer AG (b)	133,015	0.5	8,496,609
E.ON AG (b)	306,345	0.8	11,297,310
Siemens AG - Reg’d	131,154	0.9	12,935,223
Other Securities		4.3	60,462,469

		7.7	110,270,373

Greece 0.1%
Other Securities		0.1	2,048,865

Hong Kong 1.9%
Other Securities		1.9	26,740,092

Ireland 0.4%
Other Securities		0.4	5,352,000

Italy 3.3%
Eni S.p.A.	455,101	0.7	10,171,194
UniCredit S.p.A. *	3,113,471	0.6	8,159,471
Other Securities		2.0	28,627,172

		3.3	46,957,837

Japan 15.6%
Canon, Inc.	182,195	0.6	8,334,198
Honda Motor Co., Ltd.	257,739	0.6	8,721,253
Mitsubishi UFJ Financial Group, Inc.	2,133,609	0.8	11,118,302
Toyota Motor Corp.	431,503	1.2	16,672,396
Other Securities		12.4	178,563,997

		15.6	223,410,146

Netherlands 2.6%
Unilever N.V.	274,655	0.6	8,355,771
Other Securities		2.0	29,306,224

		2.6	37,661,995

46 See financial notes

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Norway 0.6%
Other Securities		0.6	8,057,161

Portugal 0.2%
Other Securities		0.2	2,329,173

Singapore 1.0%
Other Securities		1.0	14,852,287

Spain 3.9%
Banco Bilbao Vizcaya Argentaria S.A.	614,226	0.5	8,078,404
Banco Santander S.A. (b)	1,334,375	1.2	16,967,039
Telefonica S.A. (b)	662,958	1.1	15,006,186
Other Securities		1.1	16,162,931

		3.9	56,214,560

Sweden 2.0%
Other Securities		2.0	28,539,076

Switzerland 8.1%
Credit Suisse Group AG - Reg’d	167,302	0.5	7,678,784
Nestle S.A. - Reg’d	593,078	2.0	29,019,842
Novartis AG - Reg’d	427,160	1.5	21,778,644
Roche Holding AG	114,157	1.3	18,024,148
UBS AG - Reg’d *	577,996	0.6	8,954,410
Other Securities		2.2	30,442,834

		8.1	115,898,662

United Kingdom 20.2%
Anglo American plc *	216,112	0.6	9,179,513
AstraZeneca plc	235,990	0.7	10,427,605
Barclays plc	1,865,129	0.7	9,580,812
BG Group plc	548,480	0.6	9,270,746
BHP Billiton plc	364,015	0.8	11,113,514
BP plc	3,050,811	1.9	26,608,829
British American Tobacco plc	326,828	0.7	10,276,984
GlaxoSmithKline plc	843,549	1.1	15,657,074
HSBC Holdings plc	2,833,222	2.0	28,849,005
Lloyds Banking Group plc *	8,502,668	0.6	8,506,844
Rio Tinto plc	218,074	0.8	11,274,518
Royal Dutch Shell plc, B Share	442,680	0.9	13,346,120
Royal Dutch Shell plc, Class A	588,320	1.3	18,460,306
Tesco plc	1,280,582	0.6	8,493,719
Vodafone Group plc	8,559,909	1.3	18,967,478
Other Securities		5.6	79,725,779

		20.2	289,738,846

United States 0.1%
Other Securities		0.1	1,022,152

Total Common Stock
(Cost $1,063,688,127)			1,398,596,928

Preferred Stock 0.2% of net assets

Germany 0.2%
Other Securities		0.2	2,873,649

Total Preferred Stock
(Cost $3,705,497)			2,873,649

Warrants 0.0% of net assets

Hong Kong 0.0%
Other Securities		0.0	—

Italy 0.0%
Other Securities		0.0	4,215

Total Warrants
(Cost $13,912)			4,215

Other Investment Company 1.3% of net assets

United States 1.3%
iShares MSCI EAFE Index Fund	325,000	1.3	17,689,750

Total Other Investment Company
(Cost $17,960,478)			17,689,750

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investment 0.7% of net assets

Time Deposit 0.7%
Wells Fargo
0.03%, 05/03/10	10,231,648	0.7	10,231,648

Total Short-Term Investment
(Cost $10,231,648)			10,231,648

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 12.0% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	171,234,436	12.0	171,234,436

Total Collateral Invested for Securities on Loan
(Cost $171,234,436)			171,234,436

End of collateral invested for securities on loan.

At 04/30/10, the tax basis cost of the fund’s investments was $1,104,633,304 and the unrealized appreciation and

See financial notes 47

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

depreciation were $460,889,406 and ($136,126,520), respectively, with a net unrealized appreciation of $324,762,886.

At 04/30/10, the values of certain foreign securities held by the fund aggregating $1,232,098,450 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees. Please see complete schedule of holdings.
(b)	All or a portion of this security is on loan.
(c)	Illiquid security. At the period end, the value of these amounted to $40,886 or 0.0% of net assets. Please see complete schedule of holdings.

CVA —	Dutch Certificate. Please see complete schedule of holdings.
Reg’d —	Registered

48 See financial notes

 Schwab International Index Fund

Statement of
Assets and Liabilities
As of April 30, 2010; unaudited.

Assets

Investments, at value including securities on loan of $161,254,519 (cost $1,095,599,662)		$1,429,396,190
Foreign currency, at value (cost $795,540)		797,479
Collateral invested for securities on loan		171,234,436
Receivables:
Investments sold		414
Dividends		4,363,255
Fund shares sold		1,504,145
Foreign tax reclaims		1,225,244
Interest		8
Income from securities on loan		243,193
Prepaid expenses	+	18,504

Total assets		1,608,782,868

Liabilities

Collateral held for securities on loan		171,234,436
Payables:
Investments bought		5,468,066
Investment adviser and administrator fees		14,351
Shareholder services fees		5,560
Fund shares redeemed		604,290
Accrued expenses	+	118,034

Total liabilities		177,444,737

Net Assets

Total assets		1,608,782,868
Total liabilities	−	177,444,737

Net assets		$1,431,338,131

Net Assets by Source
Capital received from investors		1,328,831,168
Net investment income not yet distributed		3,151,610
Net realized capital losses		(234,453,335)
Net unrealized capital gains		333,808,688

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$1,431,338,131		87,925,145		$16.28

See financial notes 49

 Schwab International Index Fund

Statement of
Operations
For November 1, 2009 through April 30, 2010; unaudited.

Investment Income

Dividends (net of foreign withholding taxes of $1,812,886)		$19,377,122
Interest		306
Securities on loan	+	460,719

Total investment income		19,838,147

Expenses

Investment adviser and administrator fees		1,066,949
Shareholder service fees		142,260
Custodian fees		173,371
Shareholder reports		45,479
Portfolio accounting fees		44,727
Transfer agent fees		37,417
Professional fees		26,034
Registration fees		20,583
Trustees’ fees		7,699
Interest expense		1,346
Other expenses	+	51,528

Total expenses		1,617,393
Expense reduction by adviser and Schwab	−	227,987

Net expenses	−	1,389,406

Net investment income		18,448,741

Realized and Unrealized Gains (Losses)

Net realized gains on investments		3,461,646
Net realized losses on foreign currency transactions	+	(42,969)

Net realized gains		3,418,677
Net unrealized gains on investments		17,388,491
Net unrealized losses on foreign currency translations	+	(51,562)

Net unrealized gains	+	17,336,929

Net realized and unrealized gains		20,755,606

Increase in net assets resulting from operations		$39,204,347

50 See financial notes

 Schwab International Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/09-4/30/10			11/1/08-10/31/09
Net investment income		$18,448,741	$35,059,161
Net realized gains (losses)		3,418,677	(62,578,606)
Net unrealized gains	+	17,336,929	263,334,610

Increase in net assets from operations		39,204,347	235,815,165

Distributions to Shareholders[1]

Distributions from net investment income
Investor Shares		—	19,181,179
Select Shares	+	37,166,734	33,019,436

Total distributions from net investment income		$37,166,734	$52,200,615

Transactions in Fund Shares1

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		—	$—	5,593,998	$72,342,528
Select Shares	+	10,095,723	166,310,029	46,147,346	706,130,082

Total shares sold		10,095,723	$166,310,029	51,741,344	$778,472,610

Shares Reinvested
Investor Shares		—	$—	1,389,788	$17,441,840
Select Shares	+	2,026,607	33,378,223	2,393,622	29,992,081

Total shares reinvested		2,026,607	$33,378,223	3,783,410	$47,433,921

Shares Redeemed
Investor Shares		—	$—	(40,614,126)	($615,349,326)
Select Shares	+	(8,433,674)	(139,717,128)	(15,257,355)	(204,274,518)

Total shares redeemed		(8,433,674)	($139,717,128)	(55,871,481)	($819,623,844)

Net transactions in fund shares		3,688,656	$59,971,124	(346,727)	$6,282,687

Shares Outstanding and Net Assets

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		84,236,489	$1,369,329,394	84,583,216	$1,179,432,157
Total increase or decrease	+	3,688,656	62,008,737	(346,727)	189,897,237

End of period		87,925,145	$1,431,338,131	84,236,489	$1,369,329,394

Net investment income not yet distributed			$3,151,610		$21,869,603

[1]	Effective August 21, 2009, all outstanding Investor Shares (32,128,613 shares valued at $510,896,349) combined with Select Shares, resulting in a single class of shares of the fund.

See financial notes 51

 Schwab Equity Index Funds

Financial Notes (unaudited)

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of Schwab Capital Trust, except Schwab 1000 Index Fund, which is a series of Schwab Investments. Both Schwab Capital Trust and Schwab Investments (the “trusts”), are no-load, open-end management investment companies. Each trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trusts including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)
Schwab S&P 500 Index Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab International Index Fund
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Laudus Small-Cap MarketMasters Fund
Laudus International MarketMasters Fund
Schwab Balanced Fund
Schwab Premier Equity Fund
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Financial Services Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund

Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets Index Fund
Schwab Monthly Income Fund—Moderate Payout
Schwab Monthly Income Fund—Enhanced Payout
Schwab Monthly Income Fund—Maximum Payout

Schwab Investments (organized October 26, 1990)
Schwab 1000 Index Fund
Schwab YieldPlus Fund
Schwab Short-Term Bond Market Fund
Schwab Total Bond Market Fund
Schwab GNMA Fund
Schwab Inflation Protected Fund
Schwab Tax-Free YieldPlus Fund
Schwab Tax-Free Bond Fund
Schwab California Tax-Free YieldPlus Fund
Schwab California Tax-Free Bond Fund
Schwab Global Real Estate Fund

Each fund in this report offers one share class. Shares are bought and sold (subject to a redemption fee, see Note 8) at closing net asset value (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

Prior to August 22, 2009, the Schwab International Index Fund and Schwab Small-Cap Index Fund each offered two shared classes: Investor Shares and Select Shares®. Effective August 21, 2009, all outstanding Investor Shares of the Schwab International Index Fund and Schwab Small-Cap Index Fund were converted into Select Shares® and each fund no longer offered separate share classes. Immediately after and as a result of the conversion, each shareholder of the Investor Shares became an owner of the Select Shares® of the same fund. Prior to September 10, 2009, the Schwab S&P 500 Index Fund each offered three share classes: Investor Shares, Select Shares® and e.Shares®. Effective September 9, 2009, all outstanding Investor Shares and e.Shares® were converted into Select Shares® and the fund no longer offered separate share classes. Immediately after and as a result of the conversion, each shareholder of the Investor Shares and e.Shares® became an owner of the Select Shares® of the fund. Prior to September 19, 2009, the Schwab Total Stock Market Index Fund offered two share classes: Investor Shares and Select Shares®. Effective September 18, 2009, all outstanding Investor Shares of the Schwab Total Stock Market Index Fund, were converted into Select Shares® and the fund no longer offered separate share classes. Immediately after and as a result of the conversion, each shareholder of the Investor Shares became an owner of the Select Shares® of the fund. Prior to September 19, 2009, the Schwab 1000 Index Fund offered two share classes: Investor Shares and Select Shares®. Effective September 18, 2009, all outstanding Select Shares® were converted into Investor Shares and the fund no longer offered separate share classes. Immediately after and as a result of the conversion, each shareholder of the Select Shares® became an owner of the Investor Shares of the fund.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund also may keep certain assets in segregated accounts, as required by securities laws.

52

 Schwab Equity Index Funds

Financial Notes (unaudited) (continued)

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate.

•	Securities for which no quoted value is available: The Board of Trustees has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when a security is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	International Fair Valuation: The Board of Trustees has adopted procedures to fair value foreign equity securities that trade in markets that close prior to when the funds value their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its index or benchmark. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	Futures and forwards contracts: valued at their settlement prices as of the close of their exchanges (for futures) or at a value based on that day’s exchange rates (for forwards).

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values as determined by the underlying fund in accordance with the 1940 Act for a given day.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).

The funds adopted the authoritative guidance under GAAP on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly. Accordingly, if the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The guidance establishes three levels of the fair value hierarchy as follows:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds

 53

 Schwab Equity Index Funds

Financial Notes (unaudited) (continued)

2. Significant Accounting Policies (continued):

do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 Prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 Prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of April 30, 2010:

Schwab S&P 500 Index Fund

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$9,968,625,738	$—	$—	$9,968,625,738
Short-Term Investments(a)	—	60,784,746	—	60,784,746

Total	$9,968,625,738	$60,784,746	$—	$10,029,410,484

Other Financial Instruments
Collateral Invested for Securities on Loan	$12,120,881	$—	$—	$12,120,881
Futures Contract*	272,475	—	—	272,475

54

 Schwab Equity Index Funds

Financial Notes (unaudited) (continued)

2. Significant Accounting Policies (continued):

Schwab 1000 Index Fund

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$4,744,840,330	$—	$—	$4,744,840,330
Other Investment Company(a)	2,624,042	—	—	2,624,042
Short-Term Investment(a)	—	2,599,513	—	2,599,513

Total	$4,747,464,372	$2,599,513	$—	$4,750,063,885

Other Financial Instruments
Collateral Invested for Securities on Loan	22,197,268	—	—	22,197,268
Futures Contracts*	149,460	—	—	149,460

Schwab Small-Cap Index Fund

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$1,440,954,666	$—	$—	$1,440,954,666
Short-Term Investments(a)	—	9,324,946	—	9,324,946

Total	$1,440,954,666	$9,324,946	$—	$1,450,279,612

Other Financial Instruments
Collateral Invested for Securities on Loan	43,536,425	—	—	43,536,425
Futures Contract*	$506,990	$—	$—	$506,990

Schwab Total Stock Market Index Fund

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$1,393,145,394	$—	$—	$1,393,145,394
Transportation	27,719,158	—	3,300	27,722,458
Rights(a)	—	—	—	—
Short-Term Investments(a)	—	13,645,697	—	13,645,697

Total	$1,420,864,552	$13,645,697	$3,300	$1,434,513,549

Other Financial Instruments
Collateral Invested for Securities on Loan	7,046,808	—	—	7,046,808
Futures Contracts*	$528,749	$—	$—	$528,749

 55

 Schwab Equity Index Funds

Financial Notes (unaudited) (continued)

2. Significant Accounting Policies (continued):

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in			Balance
	as of	Accrued	Realized	Unrealized	Net	Net	as of
	October 31,	Discounts	Gain	Appreciation	Purchases	Transfers in	April 30,
Investments in Securities	2009	(Premiums)	(Loss)	(Depreciation)	(Sales)	and/or out	2010

Common Stock
Transportation	$3,300	—	—	$132	($132)	—	$3,300

Total	$3,300	$—	$—	$132	($132)	$—	$3,300

Schwab International Index Fund

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$—	$807,496,232	$—	$807,496,232
Canada	134,876,917	—	—	134,876,917
Germany	6,212,767	104,057,606	—	110,270,373
Spain	16,967,039	39,247,521	—	56,214,560
United Kingdom	11,274,518	278,423,442	40,886	289,738,846
Preferred Stock(a)	—	2,873,649	—	2,873,649
Warrants(a)	4,215	—	—	4,215
Other Investment Company(a)	17,689,750	—	—	17,689,750
Short-Term Investment(a)	—	10,231,648	—	10,231,648

Total	$187,025,206	$1,242,330,098	$40,886	$1,429,396,190

Other Financial Instruments
Collateral Invested for Securities on Loan	$171,234,436	$—	$—	$171,234,436

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance						Balance
	as of	Accrued	Realized	Change in	Net	Net	as of
	October 31,	Discounts	Gain	Unrealized	Purchases	Transfers	April 30,
Investments in Securities	2009	(Premiums)	(Loss)	Gains (Losses)	(Sales)	in/(out)	2010

Common Stock
United Kingdom	$29,238	$—	$136	($265)	$11,777	$—	$40,886

Total	$29,238	$—	$136	($265)	$11,777	$—	$40,886

*	Futures Contracts are not included in Investments and are valued at the unrealized appreciation or depreciation.
(a)	As categorized in complete schedule of holdings.

All net realized and change in unrealized gains (losses) in the tables above are reflected in the accompanying statements of operations. Changes in net unrealized gains (losses) for Level 3 investment held by the funds at April 30, 2010 are as follows:

Schwab Total Stock Market Index Fund	$132
Schwab International Index Fund	($265)

56

 Schwab Equity Index Funds

Financial Notes (unaudited) (continued)

2. Significant Accounting Policies (continued):

(b) Portfolio Investments:

Derivatives: The funds may invest in futures contracts in order to reduce the effects of uninvested cash on performance or for other reasons. Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date.

Because futures contracts carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses until the contract is closed, at which time the gains and losses are realized. Futures are traded publicly on exchanges, and their market value changes daily.

The funds may invest in forward currency contracts in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future foreign currency exchange rates. “Forwards”, as they are known, are contracts to buy and sell a currency at a set price on a future date. Forwards are similar to futures except that they are not publicly traded, but are agreements directly between two parties. The accounting for Forwards is treated similar to that of futures contracts in that gains and losses are accounted for as unrealized gains or losses until the contracts settles and such amounts are accounted for as realized.

Repurchase Agreements: The funds may enter into repurchase agreements. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The funds’ repurchase agreements are fully collateralized by cash, U.S. government securities, U.S. government agency securities or other securities. All collateral is held by the funds’ custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

Securities Lending: Under the Securities Lending Program, a fund (the “Lender”) may make short-term loans of their securities to another party (the “Borrower”) to generate additional revenue from their portfolio. The Borrower provides cash, U.S. government securities or letters of credit as collateral against the loans in an amount at least equal to 100% of the market value of the loaned securities.

The cash collateral of securities loaned is invested in registered 2a-7 money market portfolios. The investments of collateral are mark-to-market daily and the value of the collateral must be at least 100% of the market value of the loan securities each day. If the value of the collateral falls below 100% it will be adjusted the following day.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gains or loss accordingly. A fund records the daily change in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker”).

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

 57

 Schwab Equity Index Funds

Financial Notes (unaudited) (continued)

2. Significant Accounting Policies (continued):

Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the note proceeds are received.

(e) Expenses:

Expenses that are specific to a fund are charged directly to that fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains, if any, once a year.

(g) Custody Credit:

Certain funds have an arrangement with their custodian bank, State Street Bank and Trust Company, under which the funds receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

3. Risk Factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to those described below:

Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

A fund primarily follows the large-cap portion of the U.S. stock market, as measured by the index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of a fund’s expenses, a fund’s performance is normally below that of the index.

58

 Schwab Equity Index Funds

Financial Notes (unaudited) (continued)

3. Risk Factors (continued):

As an index fund, a fund seeks to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

Certain funds do not fully replicate their benchmark index and may hold securities not included in the index. As a result, the fund is subject to the risk that the investment adviser’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because the fund utilizes a sampling approach, it may not track the return of the index as well as it would if the fund purchased all of the securities in the benchmark index.

Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — large-cap and mid-cap stocks, for instance — a fund’s small-cap holdings could reduce performance.

Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more vulnerable to adverse business or economic events than larger more established companies. During a period when large- and mid-cap U.S. stocks fall behind other types of investments — small-cap stocks, for instance — a fund’s large- and mid-cap holdings could reduce performance.

A fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

A particular investment may be difficult to purchase or sell. A fund may be unable to sell illiquid securities at an advantageous time or price.

Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between it and the trust.

For its advisory and administrative services to the Schwab 1000 Index Fund, CSIM is entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

Schwab 1000
% of Average Daily Net Assets	Index Fund

First $500 million	0.30%
$500 million to $5 billion	0.22%
$5 billion to $10 billion	0.20%
Over $10 billion	0.18%

 59

 Schwab Equity Index Funds

Financial Notes (unaudited) (continued)

4. Affiliates and Affiliated Transactions (continued):

For its advisory and administrative services to the following funds, CSIM is entitled to receive an annual fee (fees) payable monthly based on each fund’s average daily net assets described as follows:

		Schwab	Schwab Total Stock	Schwab
% of Average Daily	Schwab S&P 500	Small-Cap	Market	International
Net Assets	Index Fund	Index Fund	Index Fund	Index Fund

Flat rate	0.06%	0.15%	0.06%	0.15%

The Board of Trustees has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab) under the Plan. All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds). Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

Schwab	Schwab	Schwab	Schwab Total Stock	Schwab
S&P 500	1000	Small-Cap	Market	International
Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

0.02%	0.10%	0.02%	0.02%	0.02%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds to limit (“expense limitation”) the total annual fund operating expenses, excluding interest, taxes and certain non-routine expenses for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the funds’ Board of Trustees. The expense limitation as a percentage of average daily net assets is as follows:

Schwab	Schwab	Schwab	Schwab Total Stock	Schwab
S&P 500	1000	Small-Cap	Market	International
Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

0.09%	0.29%	0.19%	0.09%	0.19%

Certain Schwab Funds may own shares of other Schwab Funds. The table below reflects the percentage of each Schwab Equity Index Fund owned by other Schwab Funds as of April 30, 2010.

60

 Schwab Equity Index Funds

Financial Notes (unaudited) (continued)

4. Affiliates and Affiliated Transactions (continued):

				Schwab
	Schwab	Schwab	Schwab	Total	Schwab
	S&P 500	1000	Small-Cap	Stock Market	International
	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

Schwab MarketTrack Portfolios:
Schwab All Equity Portfolio	2.3%	—%	8.7%	—%	10.5%
Schwab Growth Portfolio	2.6%	—%	9.0%	—%	8.9%
Schwab Balanced Portfolio	1.4%	—%	4.7%	—%	4.8%
Conservative Portfolio	0.4%	—%	1.3%	—%	1.3%
Schwab Annuity Portfolios:
Schwab Growth Portfolio II	0.1%	—%	0.5%	—%	0.5%
Schwab Target Funds:
Schwab Target 2010	0.1%	—%	—%	—%	—%
Schwab Target 2015	—% *	—%	—%	—%	—%
Schwab Target 2020	0.3%	—%	—%	—%	—%
Schwab Target 2025	0.1%	—%	—%	—%	—%
Schwab Target 2030	0.4%	—%	—%	—%	—%
Schwab Target 2035	0.1%	—%	—%	—%	—%
Schwab Target 2040	0.3%	—%	—%	—%	—%

*	Less than 0.05%

As of April 30, 2010, the shares owned by Charitable Giving Trust (an affiliate of Schwab) as a percentage of the total shares of the Schwab S&P 500 Index Fund and the Schwab Small Cap Index Fund were 0.6% and 1.1%, respectively.

The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended April 30, 2010, each fund’s total aggregate security transactions with other Schwab Funds were as follows:

Schwab S&P 500 Index Fund	$—
Schwab 1000 Index Fund	74,548,504
Schwab Small-Cap Index Fund	74,548,504
Schwab Total Stock Market Index Fund	—
Schwab International Index Fund	—

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

6. Borrowing from Banks:

The funds may borrow money from banks and custodians. The funds have custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The funds pay interest on the

 61

 Schwab Equity Index Funds

Financial Notes (unaudited) (continued)

6. Borrowing from Banks (continued):

amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street Bank and Trust Company for the committed line of credit.

There were no borrowings from the lines of credit during the period. However, the funds utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales of Investment Securities:

For the period ended April 30, 2010, purchases and sales of securities (excluding short-term obligations) were as follows:

	Purchase of Securities	Sales/Maturities of Securities

Schwab S&P 500 Index Fund	$286,432,277	$137,657,923
Schwab 1000 Index	214,169,082	351,384,369
Schwab Small-Cap Index Fund	389,564,139	395,666,948
Schwab Total Stock Market Index Fund	52,005,070	23,634,565
Schwab International Index Fund	71,722,819	32,816,525

8. Redemption Fee:

The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current period and prior fiscal year are:

	Current Period	Prior Period
	(11/01/09-4/30/10)	(11/01/08-10/31/09)

Schwab S&P 500 Index Fund	$45,069	$223,146
Schwab 1000 Index Fund	6,775	106,941
Schwab Small-Cap Index Fund	8,690	41,948
Schwab Total Stock Market Index Fund	6,636	65,047
Schwab International Index Fund	17,883	38,278

9. Federal Income Taxes:

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes.

As of October 31, 2009, the following funds had capital loss carry forwards available to offset net capital gains before the expiration dates:

				Schwab
		Schwab	Schwab	Total	Schwab
	Schwab S&P 500	1000	Small-Cap	Stock Market	International
Expiration Date	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

October 31, 2010	$401,877,740	$—	$—	$—	$112,721,913
October 31, 2011	72,380,652	—	—	—	39,016,178
October 31, 2012	29,211,932	—	—	—	8,278,017
October 31, 2013	178,254,818	—	—	—	—
October 31, 2014	109,256,533	—	—	—	—
October 31, 2015	15,233,891	—	—	—	—
October 31, 2016	47,041,022	6,396,305	7,114,881	25,400,761	3,212,061
October 31, 2017	18,317,298	—	72,929,754	4,912,263	65,689,066

Total	$871,573,886	$6,396,305	$80,044,635	$30,313,024	$228,917,235

62

 Schwab Equity Index Funds

Financial Notes (unaudited) (continued)

9. Federal Income Taxes (continued):

As of September 9, 2009, Schwab S&P 500 Index Fund has capital loss carry forwards subject to certain limitations on availability, to offset futures capital gains, if any as the successor of a merger, as follows:

October 31, 2015	$74,411,201
October 31, 2016	30,838,572
October 31, 2017	1,802,038

Total	$107,051,811

	Schwab	Schwab	Schwab	Schwab	Schwab Total	Schwab
	S&P 500	1000	Small-Cap	Small-Cap	Stock Market	International
	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

Capital loss utilized	$—	$3,320,343	$—	$—	$—	$—
Capital loss expired	$34,840,291	$—	$—	$—	$—	$61,592,308

As of October 31, 2009, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. The funds are not subject to examination by U.S. federal tax authorities for tax years before 2006 and by state tax authorities for tax years before 2005.

10. Subsequent Events:

Management has determined there are no subsequent events or transactions that would have materially impacted the financial statements as presented.

11. Reorganization:

Under a plan of reorganization adopted by the Schwab Capital Trust, all of the assets and liabilities of the Schwab Institutional Select S&P 500 Fund were transferred to the Schwab S&P 500 Fund. The reorganization which qualified as a tax free exchange for federal income tax purposes, was completed at the close of business on September 9, 2009. The following is a summary of shares outstanding, net assets and net asset value per share issued and unrealized appreciation/depreciation immediately before and after the reorganization.

	Before Reorganization		After Reorganization
		Schwab
	Schwab	Institutional Select	Schwab
	S&P 500 Fund	S&P 500 Fund	S&P 500 Fund

Shares:	345,295,674	369,037,913	530,939,364
Net Assets:	$5,596,066,040	$3,008,644,483	$8,604,710,522
Net Asset Value:	$16.21	$8.15	$16.21
Net unrealized appreciation/(depreciation)	$598,517,347	($368,306,557)	$230,210,790

 63

Results of Proxy Voting:

At a special meeting of shareholders of the trust held on December 14, 2009, shareholders approved the following proposal: to elect nine trustees to serve on the Board of Trustees of the trust. The individuals listed in the table below were elected as trustees for each fund. All trustees served as trustees of the trust prior to the special meeting.

	For	Withheld	% For
	(shares)	(shares)

Charles R. Schwab	1,402,634,526.75	105,696,405.10	92.99%
Walter W. Bettinger, II	1,458,729,719.36	49,601,212.49	96.71%
Mariann Byerwalter	1,455,075,604.88	53,255,326.97	96.47%
John F. Cogan	1,458,904,762.09	49,426,169.76	96.72%
William A. Hasler	1,449,460,489.61	58,970,442.24	96.10%
Gerald B. Smith	1,455,433,324.25	52,897,607.60	96.49%
Donald R. Stephens	1,457,006,880.73	51,324,051.12	96.60%
Joseph H. Wender	1,453,198,913.40	55,132,018.45	96.34%
Michael W. Wilsey	1,454,741,033.96	53,589,897.89	96.45%

64

Trustees and Officers

The tables below give information about the trustees and officers for Schwab Capital Trust which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 85 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC.	77	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009) Director, Excelsior Funds (2006 – 2007)

John F. Cogan 1947 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Fellow: The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	77	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	77	Director, Ditech Networks Corporation (1997 – present)
Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Harris-Stratex Networks (2001 – present)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
Director, Genitope Corporation (2000 – 2009)
			Director, Excelsior Funds (2006 – 2007)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	77	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present)

Donald R. Stephens 1938 Trustee (Trustee of Schwab Capital Trust since 1993.)	Managing Partner, D.R. Stephens & Company (investments) (1973 – present).	77	None

 65

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008-present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	77	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Capital Trust since 1993.)	Chairman and Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	77	None

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1993.)	Founded Charles Schwab & Co., Inc. in 1971 and became Chairman in 1978. Since 1986, Chairman and Director, The Charles Schwab Corporation. Since 1989, Director, Charles Schwab Investment Management, Inc., and appointed as Chairman in 1991. Since 1996, Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. Since 1999, Director and Chief Executive Officer, Schwab Holdings, Inc. Since 2003, Chairman, Charles Schwab Bank, N. A.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, and the Charles Schwab & Co., Inc.	77	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Capital Trust since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc., principal underwriter to the Funds, and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	85	None

66

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc. (August 2004 – present); Executive Vice President, Charles Schwab & Co., Inc. (2002 – present); Director, President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (August 2007 – present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC (Sept. 2002 – present); President and Chief Executive Officer, Schwab Strategic Trust (Oct. 2009 – present); Trustee (June 2006 – Dec. 2009), President and Chief Executive Officer (July 2007 – March 2008; effective July 2, 2010), Laudus Trust and Laudus Institutional Trust; President and Chief Executive Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust (June 2006 – June 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc. (November 2004 – present); Treasurer and Chief Financial Officer, Laudus Trust and Laudus Institutional Trust (2006 – present); Treasurer and Principal Financial Officer, Schwab Strategic Trust (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (Sept. 2002 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc. (July 2000 – present); Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. (June 1998 – present); Secretary and Chief Legal Officer, Schwab Strategic Trust (Oct. 2009 – present); Vice President and Assistant Clerk, Laudus Trust and Laudus Institutional Trust (Feb. 2010 – present); Secretary and Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007); Chief Legal Officer, Laudus Trust and Laudus Institutional Trust (Aug. 2006 – Dec. 2006).

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present) of Laudus Trust and Laudus Institutional Trust. Since 2009, Vice President of Schwab Strategic Trust (Oct. 2009 – present).

Michael Haydel 1972 Vice President (Officer of Schwab Capital Trust since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc. (2004 – present); Vice President (Sept. 2005 – present), Anti-Money Laundering Officer (Oct. 2005 – Feb. 2009), Laudus Trust, Laudus Institutional Trust; Vice President, Schwab Strategic Trust (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first, provided that any trustee who serves on both Schwab Funds and Laudus Funds retires from both boards when first required to retire by either board. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.
[2]	Messrs. Schwab and Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 67

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

68

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fund®
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
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Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2010 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR13562-13

Item 2: Code of Ethics.
Not applicable to this semi-annual report.
Item 3: Audit Committee Financial Expert.
Not applicable to this semi-annual report.
Item 4: Principal Accountant Fees and Services.
Not applicable to this semi-annual report.
Item 5: Audit Committee of Listed Registrants.
Not applicable.
Item 6: Schedule of Investments.
Except as noted below, the schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form. The schedules of investments for the Schwab Fundamental US Large Company Index Fund, Schwab Fundamental US Small-Mid Company Index Fund, Schwab Fundamental International Large Company Index Fund, Schwab Fundamental International Small-Mid Company Index Fund, Schwab Fundamental Emerging Markets Index Fund, Schwab S&P 500 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund are filed under this Item.

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings as of April 30, 2010 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

99.1%		Common Stock	762,393,011	838,134,428
0.5%		Other Investment Company	4,347,191	4,347,191
	—%	Short-Term Investments	250,956	250,958

99.6%		Total Investments	766,991,158	842,732,577
1.3%		Collateral Invested for Securities on Loan	10,734,232	10,734,232
(0	.9)%	Other Assets and Liabilities, Net		(7,640,786)

100.0%		Net Assets		845,826,023

	Number	Value
Security	of Shares	($)

Common Stock 99.1% of net assets

Automobiles & Components 1.2%
ArvinMeritor, Inc. *	17,135	262,508
Autoliv, Inc. *	9,600	525,600
BorgWarner, Inc. *	7,150	309,881
Exide Technologies *	19,000	112,860
Federal-Mogul Corp. *	11,200	213,024
Ford Motor Co. *	337,074	4,388,703
Harley-Davidson, Inc.	22,960	776,737
Johnson Controls, Inc.	44,410	1,491,732
Tenneco, Inc. *	9,560	246,361
The Goodyear Tire & Rubber Co. *	59,290	796,265
Thor Industries, Inc.	4,500	160,695
TRW Automotive Holdings Corp. *	16,250	523,413

		9,807,779

Banks 4.6%
Associated Banc-Corp.	13,160	191,215
Astoria Financial Corp.	10,855	175,200
BancorpSouth, Inc.	6,945	153,762
Bank of Hawaii Corp.	4,220	223,154
BB&T Corp.	64,575	2,146,473
BOK Financial Corp.	3,820	207,923
CapitalSource, Inc.	54,000	322,380
City National Corp.	3,720	231,682
Comerica, Inc.	20,200	848,400
Commerce Bancshares, Inc.	3,889	161,082
Cullen/Frost Bankers, Inc.	3,700	219,632
East West Bancorp, Inc.	10,100	197,859
Fannie Mae (c)*	640,400	781,288
Fifth Third Bancorp	97,390	1,452,085
First Citizens BancShares, Inc., Class A	900	185,400
First Horizon National Corp. *	27,966	395,719
First Niagara Financial Group, Inc.	12,400	172,360
FirstMerit Corp.	8,525	200,337
Fulton Financial Corp.	20,580	216,090
Hudson City Bancorp, Inc.	32,090	426,797
Huntington Bancshares, Inc.	83,727	566,832
KeyCorp	121,090	1,092,232
M&T Bank Corp.	9,586	837,337
Marshall & Ilsley Corp.	77,085	701,473
People’s United Financial, Inc.	10,952	170,085
PNC Financial Services Group, Inc.	33,345	2,241,117
Popular, Inc. (c)*	187,680	739,459
Regions Financial Corp.	200,325	1,770,873
SunTrust Banks, Inc.	71,460	2,115,216
Susquehanna Bancshares, Inc.	23,000	250,700
SVB Financial Group *	3,800	187,074
Synovus Financial Corp. (c)	67,210	202,302
TCF Financial Corp.	13,665	254,579
The New York Community Bancorp, Inc.	27,865	458,937
U.S. Bancorp	160,200	4,288,554
Valley National Bancorp	14,196	230,543
Washington Federal, Inc.	8,650	177,930
Webster Financial Corp.	10,225	211,862
Wells Fargo & Co.	386,325	12,791,221
Wilmington Trust Corp.	13,430	232,742
Zions Bancorp	26,135	750,858

		39,180,764

Capital Goods 8.9%
3M Co.	32,875	2,915,026
A.O. Smith Corp.	3,600	185,868
Acuity Brands, Inc.	1,220	55,156
Aecom Technology Corp. *	10,700	321,749
AerCap Holdings N.V. *	16,000	220,800
AGCO Corp. *	8,840	309,577
Albany International Corp., Class A	14,600	371,862
Alliant Techsystems, Inc. *	1,120	90,619
AMETEK, Inc.	3,710	160,458
Armstrong World Industries, Inc. *	5,250	228,638
BE Aerospace, Inc. *	5,600	166,376
Briggs & Stratton Corp.	5,535	131,401
Carlisle Cos., Inc.	2,475	93,382
Caterpillar, Inc.	42,145	2,869,653
Cooper Industries plc	8,470	415,877
Crane Co.	4,995	179,520
Cummins, Inc.	10,984	793,374
Danaher Corp.	11,150	939,722
Deere & Co.	23,586	1,410,915
Donaldson Co., Inc.	4,400	203,720
Dover Corp.	9,175	479,119
Eaton Corp.	10,660	822,526
Emcor Group, Inc. *	5,240	149,654
Emerson Electric Co.	37,950	1,982,128
Esterline Technologies Corp. *	3,700	206,386
Fastenal Co.	6,320	345,641
First Solar, Inc. (c)*	1,600	229,680
Flowserve Corp.	2,625	300,773
Fluor Corp.	11,970	632,495

See financial notes 1

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Foster Wheeler AG *	3,770	113,025
Gardner Denver, Inc.	2,200	110,638
GATX Corp.	2,935	95,798
General Cable Corp. *	3,400	97,138
General Dynamics Corp.	23,325	1,781,097
General Electric Co.	1,129,725	21,306,613
Goodrich Corp.	5,655	419,488
Granite Construction, Inc.	2,300	77,303
Harsco Corp.	4,435	137,308
Honeywell International, Inc.	49,940	2,370,652
Hubbell, Inc., Class B	2,830	131,510
IDEX Corp.	5,500	184,800
Illinois Tool Works, Inc.	27,570	1,408,827
Ingersoll-Rand plc	25,442	940,845
ITT Corp.	10,455	580,984
Jacobs Engineering Group, Inc. *	11,040	532,349
Joy Global, Inc.	4,000	227,240
KBR, Inc.	16,300	359,904
Kennametal, Inc.	4,440	145,898
L-3 Communications Holdings, Inc.	8,235	770,549
Lennox International, Inc.	2,435	110,208
Lincoln Electric Holdings, Inc.	1,100	65,934
Lockheed Martin Corp.	25,735	2,184,644
Masco Corp.	56,950	924,299
McDermott International, Inc. *	5,810	159,252
Moog, Inc., Class A *	4,900	182,133
MSC Industrial Direct Co., Inc., Class A	4,225	230,220
Navistar International Corp. *	5,500	265,870
Northrop Grumman Corp.	29,295	1,987,080
Oshkosh Corp. *	5,020	193,872
Owens Corning, Inc. *	11,250	391,275
PACCAR, Inc.	28,642	1,332,426
Pall Corp.	5,940	231,601
Parker Hannifin Corp.	8,717	603,042
Pentair, Inc.	4,850	175,376
Precision Castparts Corp.	3,716	476,911
Quanta Services, Inc. *	13,000	261,690
Raytheon Co.	23,810	1,388,123
Regal-Beloit Corp.	3,000	189,810
Rockwell Automation, Inc.	9,050	549,516
Rockwell Collins, Inc.	4,230	274,950
Roper Industries, Inc.	4,900	298,998
RSC Holdings, Inc. *	12,400	113,708
Seaboard Corp.	27	39,420
Snap-on, Inc.	4,030	194,165
Spirit AeroSystems Holdings, Inc., Class A *	7,300	161,914
SPX Corp.	1,835	128,230
Terex Corp. *	23,125	613,275
Textron, Inc.	31,420	717,633
The Boeing Co.	43,140	3,124,630
The Manitowoc Co., Inc.	14,700	205,947
The Shaw Group, Inc. *	4,140	158,479
The Timken Co.	7,665	269,655
Thomas & Betts Corp. *	2,200	92,268
TransDigm Group, Inc.	3,400	187,918
Trinity Industries, Inc.	7,925	197,253
Tutor Perini Corp. *	8,800	213,576
Tyco International Ltd.	50,465	1,957,537
United Rentals, Inc. *	40,700	584,452
United Technologies Corp.	49,415	3,703,654
URS Corp. *	3,993	205,041
USG Corp. *	17,425	411,230
W.W. Grainger, Inc.	3,035	335,489
WESCO International, Inc. *	5,000	203,100

		75,299,865

Commercial & Professional Supplies 0.8%
ABM Industries, Inc.	9,100	195,559
Avery Dennison Corp.	8,450	329,803
Cintas Corp.	11,150	303,837
Corrections Corp. of America *	3,690	76,457
Covanta Holding Corp. *	14,015	244,982
Deluxe Corp.	5,245	109,988
Equifax, Inc.	3,630	121,968
HNI Corp.	5,020	155,821
Iron Mountain, Inc.	4,955	124,618
Kelly Services, Inc., Class A *	5,340	85,867
Manpower, Inc.	9,045	507,424
Pitney Bowes, Inc.	19,905	505,587
R.R. Donnelley & Sons Co.	35,940	772,351
Republic Services, Inc.	16,524	512,740
Robert Half International, Inc.	5,910	161,816
Steelcase, Inc., Class A	16,375	134,439
The Brink’s Co.	2,820	75,097
The Dun & Bradstreet Corp.	2,300	177,031
United Stationers, Inc. *	3,925	240,289
Waste Connections, Inc. *	5,200	186,108
Waste Management, Inc.	36,255	1,257,323

		6,279,105

Consumer Durables & Apparel 1.4%
Beazer Homes USA, Inc. *	35,935	236,093
Brunswick Corp.	14,470	302,423
Coach, Inc.	7,475	312,081
D.R. Horton, Inc.	34,890	512,534
Eastman Kodak Co. *	84,140	514,937
Fortune Brands, Inc.	13,800	723,396
Garmin Ltd. (c)	4,770	178,303
Hanesbrands, Inc. *	8,000	227,760
Harman International Industries, Inc. *	4,220	166,606
Hasbro, Inc.	4,765	182,785
Hovnanian Enterprises, Inc., Class A (c)*	39,470	280,632
Jarden Corp.	8,777	281,917
Jones Apparel Group, Inc.	11,075	240,992
KB HOME	12,960	240,149
Leggett & Platt, Inc.	10,020	245,791
Lennar Corp., Class A	19,900	396,010
Liz Claiborne, Inc. *	29,245	255,601
M.D.C. Holdings, Inc.	5,035	192,841
Mattel, Inc.	18,135	418,012
Mohawk Industries, Inc. *	10,135	646,005
Newell Rubbermaid, Inc.	30,850	526,609
NIKE, Inc., Class B	13,128	996,546
NVR, Inc. *	403	289,374
Polo Ralph Lauren Corp.	2,720	244,528
Pulte Group, Inc. *	29,652	388,145
Quiksilver, Inc. *	42,150	224,659
Stanley Black & Decker, Inc.	12,803	795,706

2 See financial notes

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Toll Brothers, Inc. *	7,595	171,419
Tupperware Brands Corp.	3,700	188,959
VF Corp.	7,345	634,755
Whirlpool Corp.	8,655	942,270

		11,957,838

Consumer Services 1.5%
Apollo Group, Inc., Class A *	3,125	179,406
Boyd Gaming Corp. *	14,225	180,658
Brinker International, Inc.	6,855	126,955
Burger King Holdings, Inc.	11,840	249,824
Career Education Corp. *	2,035	59,564
Carnival Corp.	41,545	1,732,427
Darden Restaurants, Inc.	4,745	212,339
Domino’s Pizza, Inc. *	10,300	158,723
Education Management Corp. *	7,700	168,091
H&R Block, Inc.	20,265	371,052
Hyatt Hotels Corp., Class A *	7,000	288,190
International Game Technology	17,055	359,519
Jack in the Box, Inc. *	3,240	76,205
Las Vegas Sands Corp. *	8,970	222,994
Marriott International, Inc., Class A	15,389	565,700
McDonald’s Corp.	39,680	2,801,011
MGM MIRAGE *	43,915	697,809
Penn National Gaming, Inc. *	9,240	286,070
Regis Corp.	3,375	64,530
Royal Caribbean Cruises Ltd. *	17,505	627,379
Service Corp. International	17,000	152,660
Starbucks Corp.	28,790	747,964
Starwood Hotels & Resorts Worldwide, Inc.	10,470	570,720
Wyndham Worldwide Corp.	10,840	290,620
Wynn Resorts Ltd.	2,500	220,600
Yum! Brands, Inc.	19,530	828,463

		12,239,473

Diversified Financials 9.0%
Affiliated Managers Group, Inc. *	2,400	202,032
American Express Co.	66,525	3,068,133
AmeriCredit Corp. *	7,620	182,423
Ameriprise Financial, Inc.	10,300	477,508
Bank of America Corp.	1,082,660	19,303,828
Bank of New York Mellon Corp.	71,752	2,233,640
BlackRock, Inc.	2,800	515,200
Capital One Financial Corp.	59,210	2,570,306
Citigroup, Inc. *	3,244,635	14,179,055
CME Group, Inc.	3,220	1,057,480
Discover Financial Services	56,822	878,468
E*TRADE Financial Corp. *	169,975	285,558
Federated Investors, Inc., Class B	6,230	150,268
Fortress Investment Group L.L.C., Class A *	43,300	205,675
Franklin Resources, Inc.	5,740	663,774
Interactive Brokers Group, Inc., Class A *	14,500	248,530
Invesco Ltd.	16,200	372,438
Janus Capital Group, Inc.	15,865	223,379
JPMorgan Chase & Co.	319,342	13,597,582
Legg Mason, Inc.	19,620	621,758
Leucadia National Corp. *	8,100	205,011
MF Global Holdings Ltd. *	25,000	230,500
Moody’s Corp.	6,470	159,938
Morgan Stanley	141,835	4,286,254
MSCI, Inc., Class A *	6,300	218,295
Northern Trust Corp.	11,660	641,067
NYSE Euronext	15,120	493,366
PHH Corp. *	12,990	294,743
Raymond James Financial, Inc.	11,135	341,176
SEI Investments Co.	9,800	220,108
SLM Corp. *	49,735	608,756
State Street Corp.	26,436	1,149,966
T. Rowe Price Group, Inc.	6,845	393,656
TD Ameritrade Holding Corp. *	19,070	381,781
The Charles Schwab Corp. (b)	45,915	885,700
The Goldman Sachs Group, Inc.	28,311	4,110,757
The NASDAQ OMX Group, Inc. *	18,730	393,330
The Student Loan Corp.	3,208	90,594

		76,142,033

Energy 11.6%
Alon USA Energy, Inc. (c)	24,200	176,902
Alpha Natural Resources, Inc. *	7,036	331,255
Anadarko Petroleum Corp.	21,715	1,349,804
Apache Corp.	11,320	1,151,923
Arch Coal, Inc.	13,300	359,100
Baker Hughes, Inc.	24,550	1,221,585
Cabot Oil & Gas Corp.	4,400	158,972
Cameron International Corp. *	9,780	385,919
Chesapeake Energy Corp.	41,920	997,696
Chevron Corp.	190,105	15,482,151
Cimarex Energy Co.	4,245	289,000
CNX Gas Corp. *	3,600	137,772
Complete Production Services, Inc. *	16,000	241,440
ConocoPhillips	208,410	12,335,788
CONSOL Energy, Inc.	6,735	300,920
Crosstex Energy, Inc. *	19,700	177,891
Denbury Resources, Inc. *	18,500	354,275
Devon Energy Corp.	21,270	1,432,109
Diamond Offshore Drilling, Inc. (c)	4,520	357,532
Dresser-Rand Group, Inc. *	5,500	194,040
El Paso Corp.	43,820	530,222
EOG Resources, Inc.	6,350	711,962
EXCO Resources, Inc.	9,200	170,660
Exterran Holdings, Inc. *	6,100	177,815
Exxon Mobil Corp.	360,570	24,464,675
FMC Technologies, Inc. *	2,040	138,088
Forest Oil Corp. *	8,050	235,865
Frontier Oil Corp.	4,830	73,416
General Maritime Corp.	8,384	67,994
Halliburton Co.	36,965	1,132,977
Helix Energy Solutions Group, Inc. *	16,100	234,738
Helmerich & Payne, Inc.	3,895	158,215
Hess Corp.	28,850	1,833,418
Holly Corp.	2,000	54,000
Key Energy Services, Inc. *	18,600	201,996
Linn Energy L.L.C.	12,200	330,620
Marathon Oil Corp.	103,490	3,327,204
Mariner Energy, Inc. *	5,900	140,892
Massey Energy Co.	4,440	162,637

See financial notes 3

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Murphy Oil Corp.	15,875	954,881
Nabors Industries Ltd. *	24,300	524,151
National-Oilwell Varco, Inc.	27,023	1,189,823
Newfield Exploration Co. *	6,300	366,597
Noble Corp. *	11,420	450,976
Noble Energy, Inc.	6,135	468,714
Occidental Petroleum Corp.	33,870	3,002,914
Oceaneering International, Inc. *	2,800	183,400
Oil States International, Inc. *	4,700	227,057
Overseas Shipholding Group, Inc.	1,320	66,079
Patterson-UTI Energy, Inc.	8,600	131,494
Peabody Energy Corp.	5,445	254,390
Penn Virginia Corp.	6,800	173,468
Petrohawk Energy Corp. *	12,100	261,239
Pioneer Natural Resources Co.	7,050	452,117
Plains Exploration & Production Co. *	9,100	266,721
Pride International, Inc. *	13,865	420,526
Range Resources Corp.	4,400	210,144
Rowan Cos., Inc. *	5,400	160,920
Schlumberger Ltd.	46,870	3,347,455
SEACOR Holdings, Inc. *	2,300	193,591
Ship Finance International Ltd.	6,918	136,976
Smith International, Inc.	12,640	603,686
Southern Union Co.	7,280	190,226
Southwestern Energy Co. *	2,840	112,691
Spectra Energy Corp.	35,460	827,636
St. Mary Land & Exploration Co.	4,800	193,152
Sunoco, Inc.	43,390	1,422,324
Superior Energy Services, Inc. *	3,300	89,298
Teekay Corp.	5,840	146,292
Tesoro Corp.	53,960	709,574
The Williams Cos., Inc.	43,975	1,038,250
Tidewater, Inc.	2,120	113,653
Transocean Ltd. *	16,300	1,180,935
Ultra Petroleum Corp. *	3,700	176,749
Unit Corp. *	2,010	96,018
Valero Energy Corp.	178,925	3,719,851
Weatherford International Ltd. *	46,890	849,178
Western Refining, Inc. (c)*	3,050	16,348
Whiting Petroleum Corp. *	2,200	198,726
World Fuel Services Corp.	4,800	136,464
XTO Energy, Inc.	22,525	1,070,388

		97,918,540

Food & Staples Retailing 3.1%
BJ’s Wholesale Club, Inc. *	8,770	335,716
Casey’s General Stores, Inc.	6,500	251,095
Costco Wholesale Corp.	33,915	2,003,698
CVS Caremark Corp.	99,735	3,683,213
Nash Finch Co.	1,830	64,087
Rite Aid Corp. *	284,700	421,356
Ruddick Corp.	2,335	82,519
Safeway, Inc.	55,140	1,301,304
SUPERVALU, Inc.	68,020	1,013,498
Sysco Corp.	48,240	1,521,490
The Great Atlantic & Pacific Tea Co., Inc. (c)*	27,900	224,595
The Kroger Co.	89,320	1,985,584
The Pantry, Inc. *	3,920	62,014
United Natural Foods, Inc. *	6,200	190,278
Wal-Mart Stores, Inc.	197,025	10,570,391
Walgreen Co.	62,870	2,209,880
Whole Foods Market, Inc. *	9,350	364,837
Winn-Dixie Stores, Inc. *	9,800	123,578

		26,409,133

Food, Beverage & Tobacco 4.7%
Altria Group, Inc.	340,280	7,210,533
Archer-Daniels-Midland Co.	67,905	1,897,266
Brown-Forman Corp., Class B	6,300	366,534
Bunge Ltd.	21,075	1,115,921
Campbell Soup Co.	13,130	470,842
Chiquita Brands International, Inc. *	9,900	148,896
Coca-Cola Enterprises, Inc.	23,795	659,835
ConAgra Foods, Inc.	36,205	885,936
Constellation Brands, Inc., Class A *	20,705	378,280
Corn Products International, Inc.	2,800	100,800
Dean Foods Co. *	42,890	673,373
Del Monte Foods Co.	10,030	149,848
Dole Food Co., Inc. *	14,800	167,536
Dr Pepper Snapple Group, Inc.	9,600	314,208
Flowers Foods, Inc.	7,100	187,156
Fresh Del Monte Produce, Inc. *	11,840	247,101
General Mills, Inc.	15,405	1,096,528
H.J. Heinz Co.	16,575	776,870
Hormel Foods Corp.	4,060	165,486
Kellogg Co.	13,480	740,591
Kraft Foods, Inc., Class A	116,392	3,445,203
Lorillard, Inc.	9,918	777,274
McCormick & Co., Inc. - Non Voting Shares	7,040	278,573
Molson Coors Brewing Co., Class B	13,180	584,665
PepsiCo, Inc.	64,408	4,200,690
Philip Morris International, Inc.	56,920	2,793,634
Ralcorp Holdings, Inc. *	2,900	192,995
Reynolds American, Inc.	18,875	1,008,302
Sara Lee Corp.	57,150	812,673
Smithfield Foods, Inc. *	28,506	534,202
The Coca-Cola Co.	103,065	5,508,824
The Hershey Co.	10,850	510,059
The J.M. Smucker Co.	5,525	337,412
Tyson Foods, Inc., Class A	50,780	994,780
Universal Corp.	3,220	166,732

		39,899,558

Health Care Equipment & Services 3.9%
Aetna, Inc.	34,560	1,021,248
Alcon, Inc.	1,595	248,597
AMERIGROUP Corp. *	2,200	79,728
AmerisourceBergen Corp.	53,740	1,657,879
Baxter International, Inc.	18,260	862,237
Beckman Coulter, Inc.	3,820	238,368
Becton Dickinson & Co.	8,855	676,256
Boston Scientific Corp. *	136,065	936,127
Brookdale Senior Living, Inc. *	10,100	217,150
C.R. Bard, Inc.	3,700	320,161
Cardinal Health, Inc.	70,520	2,446,339
CareFusion Corp. *	18,110	499,474

4 See financial notes

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Centene Corp. *	9,300	212,970
Cerner Corp. *	1,505	127,790
CIGNA Corp.	20,309	651,107
Community Health Systems, Inc. *	6,550	267,633
Coventry Health Care, Inc. *	19,850	471,239
Covidien plc	17,370	833,586
DaVita, Inc. *	5,280	329,630
DENTSPLY International, Inc.	9,135	334,706
Edwards Lifesciences Corp. *	1,800	185,544
Emergency Medical Services Corp., Class A *	3,200	169,216
Express Scripts, Inc. *	6,520	652,848
Health Management Associates, Inc., Class A *	24,095	224,565
Health Net, Inc. *	18,470	406,709
Healthspring, Inc. *	9,600	168,960
Henry Schein, Inc. *	5,230	316,258
Hill-Rom Holdings, Inc.	6,000	190,260
Hologic, Inc. *	8,200	146,534
Hospira, Inc. *	3,850	207,092
Humana, Inc. *	23,040	1,053,389
Intuitive Surgical, Inc. *	500	180,280
Inverness Medical Innovations, Inc. *	2,200	87,516
Kindred Healthcare, Inc. *	4,600	82,064
Kinetic Concepts, Inc. *	2,300	99,590
Laboratory Corp. of America Holdings *	4,630	363,779
LifePoint Hospitals, Inc. *	3,830	146,229
Lincare Holdings, Inc. *	2,935	137,035
Magellan Health Services, Inc. *	2,000	84,420
McKesson Corp.	39,300	2,547,033
Medco Health Solutions, Inc. *	26,210	1,544,293
MEDNAX, Inc. *	3,200	175,808
Medtronic, Inc.	41,365	1,807,237
Omnicare, Inc.	11,210	311,526
Owens & Minor, Inc.	2,002	62,963
Patterson Cos., Inc.	5,475	175,145
Quest Diagnostics, Inc.	8,455	483,288
St. Jude Medical, Inc. *	10,460	426,977
Stryker Corp.	8,345	479,337
Teleflex, Inc.	3,120	191,318
Tenet Healthcare Corp. *	62,775	392,344
UnitedHealth Group, Inc.	89,475	2,711,987
Universal American Financial Corp. *	6,000	92,100
Universal Health Services, Inc., Class B	10,450	387,904
Varian Medical Systems, Inc. *	3,520	198,458
WellCare Health Plans, Inc. *	5,900	168,917
WellPoint, Inc. *	54,670	2,941,246
Zimmer Holdings, Inc. *	11,040	672,447

		33,104,841

Household & Personal Products 1.6%
Alberto-Culver Co.	14,770	425,376
Avon Products, Inc.	20,725	670,040
Church & Dwight Co., Inc.	3,700	256,225
Colgate-Palmolive Co.	15,530	1,306,073
Energizer Holdings, Inc. *	2,720	166,192
Kimberly-Clark Corp.	25,220	1,544,977
NBTY, Inc. *	3,500	142,380
The Clorox Co.	6,610	427,667
The Estee Lauder Cos., Inc., Class A	7,460	491,763
The Procter & Gamble Co.	133,595	8,304,265

		13,734,958

Insurance 6.0%
ACE Ltd.	29,600	1,574,424
Aflac, Inc.	20,340	1,036,526
Alleghany Corp. *	208	61,809
Allied World Assurance Co. Holdings Ltd.	3,340	145,524
American Financial Group, Inc.	5,340	157,156
American International Group, Inc. (c)*	189,980	7,390,222
American National Insurance Co.	1,100	121,176
Aon Corp.	14,460	613,972
Arch Capital Group Ltd. *	2,225	168,165
Arthur J. Gallagher & Co.	10,740	282,140
Aspen Insurance Holdings Ltd.	3,225	87,011
Assurant, Inc.	15,855	577,598
Axis Capital Holdings Ltd.	7,650	238,450
Berkshire Hathaway, Inc., Class A *	43	4,958,975
Berkshire Hathaway, Inc., Class B *	27,911	2,149,147
Brown & Brown, Inc.	10,100	203,414
Cincinnati Financial Corp.	19,880	564,592
CNA Financial Corp. *	5,500	154,660
CNO Financial Group, Inc. *	61,500	362,850
Delphi Financial Group, Inc., Class A	7,300	200,750
Endurance Specialty Holdings Ltd.	4,330	159,560
Erie Indemnity Co., Class A	5,125	237,339
Everest Re Group Ltd.	5,125	392,831
Fidelity National Financial, Inc., Class A	55,525	842,869
First American Corp.	9,260	320,118
Genworth Financial, Inc., Class A *	53,800	888,776
Hanover Insurance Group, Inc.	2,030	91,452
HCC Insurance Holdings, Inc.	10,235	278,290
Lincoln National Corp.	35,980	1,100,628
Loews Corp.	33,782	1,258,042
Markel Corp. *	613	234,681
Marsh & McLennan Cos., Inc.	36,850	892,507
MBIA, Inc. *	33,210	318,152
Mercury General Corp.	2,430	109,326
MetLife, Inc.	77,305	3,523,562
Montpelier Re Holdings Ltd.	8,180	135,788
Old Republic International Corp.	19,960	299,600
PartnerRe Ltd.	6,230	483,323
Platinum Underwriters Holdings Ltd.	2,100	78,141
Principal Financial Group, Inc.	24,285	709,608
ProAssurance Corp. *	3,100	188,945
Protective Life Corp.	13,165	316,882
Prudential Financial, Inc.	36,240	2,303,414
Reinsurance Group of America, Inc.	4,700	242,661
RenaissanceRe Holdings Ltd.	5,325	297,934
Selective Insurance Group, Inc.	10,800	180,468
StanCorp Financial Group, Inc.	4,225	189,956

See financial notes 5

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Allstate Corp.	70,155	2,291,964
The Chubb Corp.	27,075	1,431,455
The Hartford Financial Services Group, Inc.	74,010	2,114,466
The Phoenix Cos., Inc. *	66,680	215,376
The Progressive Corp.	53,045	1,065,674
The Travelers Cos., Inc.	63,395	3,216,662
Torchmark Corp.	7,940	425,108
Transatlantic Holdings, Inc.	4,225	210,109
Unitrin, Inc.	10,050	293,962
Unum Group	32,525	795,887
W. R. Berkley Corp.	8,260	223,020
Wesco Financial Corp.	457	173,226
White Mountains Insurance Group Ltd.	529	181,764
Willis Group Holdings plc	11,145	383,945
XL Capital Ltd., Class A	37,685	670,793
Zenith National Insurance Corp.	4,700	177,754

		50,994,579

Materials 3.7%
Air Products & Chemicals, Inc.	11,875	911,762
Airgas, Inc.	2,700	171,315
AK Steel Holding Corp.	10,145	169,929
Albemarle Corp.	3,700	168,942
Alcoa, Inc.	127,505	1,713,667
Allegheny Technologies, Inc.	6,211	332,102
AptarGroup, Inc.	4,400	189,376
Ashland, Inc.	10,235	609,597
Ball Corp.	5,840	310,746
Bemis Co., Inc.	4,355	132,436
Cabot Corp.	7,530	245,026
Celanese Corp., Series A	8,100	259,119
CF Industries Holdings, Inc.	2,771	231,850
Cliffs Natural Resources, Inc.	3,100	193,843
Commercial Metals Co.	10,345	153,934
Crown Holdings, Inc. *	12,320	320,320
Cytec Industries, Inc.	3,920	188,395
Domtar Corp. *	5,391	381,898
E.I. du Pont de Nemours & Co.	67,145	2,675,057
Eastman Chemical Co.	7,860	525,991
Ecolab, Inc.	8,660	422,954
FMC Corp.	5,340	339,838
Freeport-McMoRan Copper & Gold, Inc.	20,285	1,532,126
Graphic Packaging Holding Co. *	27,395	101,088
Greif, Inc., Class A	4,612	272,938
Huntsman Corp.	21,915	250,050
International Flavors & Fragrances, Inc.	5,435	272,239
International Paper Co.	56,195	1,502,654
Louisiana-Pacific Corp. *	21,185	249,136
Martin Marietta Materials, Inc.	1,110	106,427
MeadWestvaco Corp.	23,640	642,299
Monsanto Co.	15,095	951,891
Nalco Holding Co.	8,370	206,990
Newmont Mining Corp.	15,310	858,585
Nucor Corp.	30,680	1,390,418
Olin Corp.	4,855	101,955
Owens-Illinois, Inc. *	10,245	363,083
Packaging Corp. of America	5,445	134,655
Pactiv Corp. *	6,060	153,985
PPG Industries, Inc.	12,700	893,699
Praxair, Inc.	12,285	1,029,114
Reliance Steel & Aluminum Co.	4,120	201,097
Rockwood Holdings, Inc. *	8,100	242,514
RPM International, Inc.	7,465	164,827
Sealed Air Corp.	8,875	190,812
Sigma-Aldrich Corp.	2,530	150,029
Silgan Holdings, Inc.	620	37,405
Sonoco Products Co.	6,255	207,228
Southern Copper Corp.	10,365	316,962
Steel Dynamics, Inc.	13,650	214,441
Temple-Inland, Inc.	21,045	490,769
The Dow Chemical Co.	112,900	3,480,707
The Lubrizol Corp.	4,535	409,692
The Mosaic Co.	3,110	159,045
The Scotts Miracle-Gro Co., Class A	5,820	281,979
The Valspar Corp.	4,050	126,846
United States Steel Corp.	13,495	737,637
Vulcan Materials Co.	9,523	545,477
W.R. Grace & Co. *	6,100	176,229
Westlake Chemical Corp.	2,600	73,008
Weyerhaeuser Co.	24,280	1,202,346
Worthington Industries, Inc.	7,065	112,828

		31,183,307

Media 3.7%
Cablevision Systems Corp., Class A	4,865	133,496
CBS Corp., Class B - Non Voting Shares	98,990	1,604,628
Central European Media Enterprises, Ltd., Class A *	6,300	214,200
Clear Channel Outdoor Holdings, Inc., Class A *	43,570	504,541
Comcast Corp., Class A	175,140	3,457,264
Comcast Corp., Special Class A	65,120	1,227,512
DIRECTV, Class A *	30,740	1,113,710
Discovery Communications, Inc., Class A *	10,167	393,463
Discovery Communications, Inc., Class C *	4,407	147,062
DISH Network Corp., Class A	24,770	548,655
Gannett Co., Inc.	43,330	737,477
Interactive Data Corp.	4,000	133,880
Lamar Advertising Co., Class A *	5,320	198,010
Liberty Global, Inc., Class C *	14,570	394,556
Liberty Global, Inc., Series A *	15,210	416,906
Live Nation Entertainment, Inc. *	13,114	205,759
Meredith Corp.	3,300	118,569
News Corp., Class A	104,620	1,613,240
News Corp., Class B	36,390	647,378
Omnicom Group, Inc.	19,204	819,243
Regal Entertainment Group, Class A	20,585	351,592
Scripps Networks Interactive, Class A	3,245	147,128
The E.W. Scripps Co., Class A *	24,815	271,476
The Interpublic Group of Cos., Inc. *	45,005	400,994

6 See financial notes

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The McGraw-Hill Cos., Inc.	13,480	454,546
The New York Times Co., Class A *	16,600	164,672
The Walt Disney Co.	99,250	3,656,370
The Washington Post Co., Class B	64	32,458
Time Warner Cable, Inc.	65,609	3,690,506
Time Warner, Inc.	166,588	5,510,731
Viacom Inc., Class B *	39,600	1,399,068
Virgin Media, Inc.	33,110	582,405
Warner Music Group Corp. *	22,210	152,138

		31,443,633

Pharmaceuticals, Biotechnology & Life Sciences 5.0%
Abbott Laboratories	59,645	3,051,438
Allergan, Inc.	6,330	403,158
Amgen, Inc. *	43,055	2,469,635
Bio-Rad Laboratories, Inc., Class A *	1,800	201,042
Biogen Idec, Inc. *	11,150	593,738
Bristol-Myers Squibb Co.	124,950	3,159,986
Celgene Corp. *	3,700	229,215
Cephalon, Inc. *	1,835	117,807
Charles River Laboratories International, Inc. *	3,420	114,502
Covance, Inc. *	1,220	69,711
Eli Lilly & Co.	84,055	2,939,403
Endo Pharmaceuticals Holdings, Inc. *	2,300	50,370
Forest Laboratories, Inc. *	15,355	418,577
Genzyme Corp. *	9,650	513,766
Gilead Sciences, Inc. *	15,160	601,397
Johnson & Johnson	121,195	7,792,839
King Pharmaceuticals, Inc. *	16,900	165,620
Life Technologies Corp. *	6,519	356,654
Merck & Co., Inc.	134,257	4,704,365
Mettler-Toledo International, Inc. *	1,500	188,220
Millipore Corp. *	2,900	307,835
Mylan, Inc. *	6,875	151,456
PerkinElmer, Inc.	7,600	190,380
Pfizer, Inc.	677,099	11,321,095
Pharmaceutical Product Development, Inc.	8,100	222,750
Thermo Fisher Scientific, Inc. *	22,045	1,218,648
Warner Chilcott plc, Class A *	5,700	161,652
Waters Corp. *	2,000	143,980
Watson Pharmaceuticals, Inc. *	2,665	114,115

		41,973,354

Real Estate 2.0%
Alexandria Real Estate Equities, Inc.	3,864	273,610
AMB Property Corp.	12,740	354,936
Annaly Capital Management, Inc.	47,485	804,871
Apartment Investment & Management Co., Class A	27,454	615,244
AvalonBay Communities, Inc.	3,599	374,440
Boston Properties, Inc.	9,290	732,609
Brandywine Realty Trust	20,525	261,489
BRE Properties, Inc.	8,520	355,795
Camden Property Trust	3,720	180,160
CB Richard Ellis Group, Inc., Class A *	16,930	293,228
CBL & Associates Properties, Inc.	17,336	253,106
Colonial Properties Trust	13,325	210,135
Corporate Office Properties Trust	4,400	177,980
Developers Diversified Realty Corp.	29,552	363,194
Douglas Emmett, Inc.	16,100	269,514
Duke Realty Corp.	30,175	408,268
Equity Residential	16,545	748,992
Essex Property Trust, Inc.	1,900	201,058
Federal Realty Investment Trust	1,870	144,719
First Industrial Realty Trust, Inc. *	28,830	230,063
HCP, Inc.	10,365	332,924
Health Care REIT, Inc.	7,330	329,337
Highwoods Properties, Inc.	3,535	113,014
Hospitality Properties Trust	13,855	367,019
Host Hotels & Resorts, Inc.	48,378	786,626
HRPT Properties Trust	26,850	210,504
iStar Financial, Inc. (c)*	73,670	494,326
Jones Lang LaSalle, Inc.	2,500	197,200
Kimco Realty Corp.	30,860	481,107
Liberty Property Trust	4,850	163,979
Mack-Cali Realty Corp.	5,950	204,442
Nationwide Health Properties, Inc.	3,435	120,294
Plum Creek Timber Co., Inc.	10,895	433,621
ProLogis	55,360	729,091
Public Storage	4,830	468,075
Rayonier, Inc.	3,335	163,348
Realty Income Corp. (c)	8,140	266,911
Redwood Trust, Inc.	4,125	68,805
Regency Centers Corp.	3,020	123,971
Senior Housing Properties Trust	10,640	239,187
Simon Property Group, Inc.	12,476	1,110,614
SL Green Realty Corp.	5,207	323,719
The Macerich Co.	10,402	465,073
UDR, Inc.	7,187	145,968
Ventas, Inc.	4,725	223,162
Vornado Realty Trust	10,528	877,719
Weingarten Realty Investors	7,535	174,209

		16,867,656

Retailing 3.8%
Aaron’s, Inc.	8,250	186,203
Abercrombie & Fitch Co., Class A	3,810	166,611
Advance Auto Parts, Inc.	6,245	281,650
Amazon.com, Inc. *	4,950	678,447
American Eagle Outfitters, Inc.	6,935	116,577
AnnTaylor Stores Corp. *	10,930	237,181
Asbury Automotive Group, Inc. *	16,945	263,495
AutoNation, Inc. *	23,215	468,943
AutoZone, Inc. *	723	133,762
Barnes & Noble, Inc. (c)	5,240	115,490
Bed Bath & Beyond, Inc. *	9,365	430,415
Best Buy Co., Inc.	35,050	1,598,280
Big Lots, Inc. *	4,465	170,563
Cabela’s, Inc. *	10,300	187,048
CarMax, Inc. *	11,440	281,081
Charming Shoppes, Inc. *	26,890	151,929
Chico’s FAS, Inc.	8,400	125,076
Collective Brands, Inc. *	6,340	148,673

See financial notes 7

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Core-Mark Holding Co., Inc. *	5,100	155,652
Dick’s Sporting Goods, Inc. *	7,900	229,969
Dillard’s, Inc., Class A	16,575	465,426
Dollar Tree, Inc. *	6,345	385,268
Expedia, Inc.	13,330	314,721
Family Dollar Stores, Inc.	5,275	208,679
Foot Locker, Inc.	12,295	188,728
GameStop Corp., Class A *	11,090	269,598
Genuine Parts Co.	13,800	590,640
Group 1 Automotive, Inc. *	7,335	227,752
J.C. Penney Co., Inc.	31,400	915,938
Kohl’s Corp. *	18,195	1,000,543
Liberty Media Corp. - Interactive, Class A *	43,220	664,291
Limited Brands, Inc.	29,620	793,816
Lowe’s Cos., Inc.	99,255	2,691,796
Macy’s, Inc.	57,320	1,329,824
Nordstrom, Inc.	13,455	556,095
O’Reilly Automotive, Inc. *	7,830	382,809
Office Depot, Inc. *	77,450	531,307
OfficeMax, Inc. *	17,655	335,445
Penske Automotive Group, Inc. *	14,395	215,637
PetSmart, Inc.	5,140	169,980
RadioShack Corp.	14,380	309,889
Rent-A-Center, Inc. *	15,370	396,853
Ross Stores, Inc.	2,545	142,520
Saks, Inc. *	48,635	474,191
Sears Holdings Corp. (c)*	10,021	1,212,040
Signet Jewelers Ltd. *	6,300	201,726
Sonic Automotive, Inc., Class A *	18,860	201,425
Staples, Inc.	33,850	796,490
Target Corp.	50,095	2,848,903
The Gap, Inc.	28,475	704,187
The Home Depot, Inc.	131,996	4,652,859
The Sherwin-Williams Co.	6,445	503,161
The TJX Cos., Inc.	14,530	673,320
Tiffany & Co.	3,535	171,377
Tractor Supply Co.	3,000	201,510
Urban Outfitters, Inc. *	4,900	183,799
Williams-Sonoma, Inc.	8,045	231,696

		32,271,284

Semiconductors & Semiconductor Equipment 1.7%
Advanced Micro Devices, Inc. *	32,630	295,628
Altera Corp.	5,750	145,820
Amkor Technology, Inc. *	30,580	230,573
Analog Devices, Inc.	8,965	268,322
Applied Materials, Inc.	65,325	900,178
Broadcom Corp., Class A	8,645	298,166
Fairchild Semiconductor International, Inc. *	13,760	154,387
Intel Corp.	304,310	6,947,397
KLA-Tencor Corp.	6,280	213,897
Lam Research Corp. *	4,000	162,200
Linear Technology Corp.	9,955	299,247
LSI Corp. *	23,040	138,701
Marvell Technology Group Ltd. *	16,130	333,085
Maxim Integrated Products, Inc.	18,100	351,502
MEMC Electronic Materials, Inc. *	17,600	228,272
Microchip Technology, Inc.	10,780	314,884
Micron Technology, Inc. *	58,275	544,871
National Semiconductor Corp.	8,250	121,935
Novellus Systems, Inc. *	4,000	104,800
NVIDIA Corp. *	16,237	255,246
ON Semiconductor Corp. *	22,200	176,268
Texas Instruments, Inc.	64,770	1,684,668
Xilinx, Inc.	12,660	326,375

		14,496,422

Software & Services 4.9%
Accenture plc, Class A	24,895	1,086,418
Activision Blizzard, Inc.	9,100	100,828
Adobe Systems, Inc. *	9,240	310,372
Akamai Technologies, Inc. *	5,700	221,331
Alliance Data Systems Corp. *	1,580	118,595
Amdocs Ltd. *	10,000	319,400
AOL, Inc. *	22,080	515,789
Autodesk, Inc. *	7,000	238,070
Automatic Data Processing, Inc.	22,480	974,733
BMC Software, Inc. *	7,540	296,774
Broadridge Financial Solutions, Inc.	4,587	109,216
CA, Inc.	7,505	171,189
CACI International, Inc., Class A *	1,700	80,631
Check Point Software Technologies Ltd. *	5,400	192,348
Citrix Systems, Inc. *	3,970	186,590
Cognizant Technology Solutions Corp., Class A *	3,700	189,366
Computer Sciences Corp. *	19,145	1,003,007
Convergys Corp. *	10,165	128,486
DST Systems, Inc.	2,000	84,900
eBay, Inc. *	57,475	1,368,480
Electronic Arts, Inc. *	8,150	157,865
Fidelity National Information Services, Inc.	25,423	668,371
Fiserv, Inc. *	8,250	421,492
Google, Inc., Class A *	4,525	2,377,616
Hewitt Associates, Inc., Class A *	3,150	129,118
IAC/InterActiveCorp *	11,962	268,188
International Business Machines Corp.	49,495	6,384,855
Intuit, Inc. *	11,755	425,061
MasterCard, Inc., Class A	2,068	512,947
McAfee, Inc. *	6,935	240,991
Microsoft Corp.	469,715	14,345,096
Monster Worldwide, Inc. *	10,600	184,758
Nuance Communications, Inc. *	10,600	193,662
Oracle Corp.	90,460	2,337,486
Paychex, Inc.	14,560	445,536
SAIC, Inc. *	21,800	379,538
Sybase, Inc. *	3,800	164,844
Symantec Corp. *	39,745	666,524
Synopsys, Inc. *	9,900	224,829
Total System Services, Inc.	18,570	297,306
Unisys Corp. *	4,500	126,090
VeriSign, Inc. *	8,960	244,339
Visa, Inc., Class A	13,700	1,236,151
VMware, Inc., Class A *	3,000	184,920
Western Union Co.	24,210	441,832
Yahoo!, Inc. *	60,805	1,005,107

		41,761,045

8 See financial notes

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Technology Hardware & Equipment 4.1%
Agilent Technologies, Inc. *	13,405	486,065
Amphenol Corp., Class A	6,000	277,260
Anixter International, Inc. *	2,620	137,288
Apple, Inc. *	14,865	3,881,549
Arrow Electronics, Inc. *	17,095	521,397
Avnet, Inc. *	18,780	600,397
AVX Corp.	11,880	183,546
Benchmark Electronics, Inc. *	5,140	111,230
Brocade Communications Systems, Inc. *	15,400	99,946
Cisco Systems, Inc. *	163,765	4,408,554
CommScope, Inc. *	8,900	289,962
Corning, Inc.	52,260	1,006,005
Dell, Inc. *	176,110	2,849,460
Diebold, Inc.	9,030	283,091
EMC Corp. *	80,610	1,532,396
Flextronics International Ltd. *	116,300	901,325
Harris Corp.	3,625	186,615
Hewlett-Packard Co.	106,275	5,523,112
Ingram Micro, Inc., Class A *	33,655	611,175
Insight Enterprises, Inc. *	12,600	189,378
Jabil Circuit, Inc.	23,295	356,879
Juniper Networks, Inc. *	15,070	428,139
Lexmark International, Inc., Class A *	8,345	309,182
Molex, Inc.	8,930	200,121
Molex, Inc., Class A	2,930	55,670
Motorola, Inc. *	231,820	1,638,967
NCR Corp. *	13,845	182,200
NetApp, Inc. *	5,230	181,324
QUALCOMM, Inc.	53,985	2,091,379
SanDisk Corp. *	10,665	425,427
Sanmina-SCI Corp. *	17,482	311,704
Seagate Technology *	27,435	503,981
SYNNEX Corp. *	2,520	69,098
Tech Data Corp. *	17,840	765,336
Tellabs, Inc.	22,760	206,661
Teradata Corp. *	7,400	215,118
Tyco Electronics Ltd.	31,815	1,021,898
Vishay Intertechnology, Inc. *	18,540	193,001
Western Digital Corp. *	13,000	534,170
Xerox Corp.	94,926	1,034,693

		34,804,699

Telecommunication Services 4.4%
American Tower Corp., Class A *	4,265	174,055
AT&T, Inc.	665,185	17,334,721
CenturyTel, Inc.	8,950	305,284
Crown Castle International Corp. *	5,980	226,343
Frontier Communications Corp. (c)	67,760	539,370
Leap Wireless International, Inc. *	7,000	128,240
Level 3 Communications, Inc. *	149,200	232,752
MetroPCS Communications, Inc. *	15,200	115,976
Millicom International Cellular S.A.	2,000	176,560
NII Holdings, Inc. *	9,170	388,991
Qwest Communications International, Inc.	165,880	867,552
Sprint Nextel Corp. *	734,500	3,121,625
Telephone & Data Systems, Inc.	12,000	415,920
tw telecom, Inc. *	9,900	176,220
United States Cellular Corp. *	7,635	321,281
Verizon Communications, Inc.	418,330	12,085,554
Windstream Corp.	37,800	417,690

		37,028,134

Transportation 2.0%
Alaska Air Group, Inc. *	2,225	92,137
Alexander & Baldwin, Inc.	2,820	100,336
AMERCO *	1,820	113,659
AMR Corp. *	72,020	531,508
Avis Budget Group, Inc. *	41,290	624,305
C.H. Robinson Worldwide, Inc.	3,180	191,754
Con-way, Inc.	4,830	187,597
Continental Airlines, Inc., Class B *	27,470	613,954
CSX Corp.	25,370	1,421,988
Delta Air Lines, Inc. *	28,600	345,488
Dollar Thrifty Automotive Group, Inc. *	5,700	250,743
Expeditors International of Washington, Inc.	3,325	135,461
FedEx Corp.	19,662	1,769,777
Hertz Global Holdings, Inc. *	91,600	1,324,536
J.B. Hunt Transport Services, Inc.	5,845	215,447
JetBlue Airways Corp. *	47,990	268,264
Kansas City Southern *	5,390	218,564
Norfolk Southern Corp.	25,650	1,521,814
Ryder System, Inc.	7,610	354,017
SkyWest, Inc.	3,700	55,426
Southwest Airlines Co.	42,775	563,774
UAL Corp. *	19,400	418,652
Union Pacific Corp.	25,056	1,895,737
United Parcel Service, Inc., Class B	52,880	3,656,123
US Airways Group, Inc. *	28,350	200,435
Werner Enterprises, Inc.	7,540	169,047

		17,240,543

Utilities 5.5%
AGL Resources, Inc.	8,540	337,415
Allegheny Energy, Inc.	16,955	369,280
Alliant Energy Corp.	11,075	378,765
Ameren Corp.	39,790	1,032,948
American Electric Power Co., Inc.	44,245	1,517,603
American Water Works Co., Inc.	13,800	300,564
Aqua America, Inc.	11,600	212,628
Atmos Energy Corp.	12,460	368,567
Avista Corp.	8,300	179,529
Black Hills Corp.	2,825	92,914
Calpine Corp. *	27,250	371,418
CenterPoint Energy, Inc.	43,470	624,229
Cleco Corp.	6,700	183,580
CMS Energy Corp.	22,410	364,387
Consolidated Edison, Inc.	29,525	1,334,530
Constellation Energy Group, Inc.	24,880	879,508
Dominion Resources, Inc.	48,710	2,036,078
DPL, Inc.	4,020	113,284
DTE Energy Co.	19,365	932,812
Duke Energy Corp.	144,445	2,423,787
Dynegy, Inc., Class A *	225,400	299,782
Edison International	37,690	1,295,405

See financial notes 9

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Energen Corp.	7,010	342,579
Entergy Corp.	15,717	1,277,635
EQT Corp.	7,180	312,258
Exelon Corp.	60,555	2,639,592
FirstEnergy Corp.	43,590	1,650,753
FPL Group, Inc.	36,080	1,877,964
Great Plains Energy, Inc.	17,770	343,494
Hawaiian Electric Industries, Inc.	13,070	305,185
IDACORP, Inc.	1,840	66,387
Integrys Energy Group, Inc.	7,235	358,928
MDU Resources Group, Inc.	16,780	355,736
Mirant Corp. *	30,745	358,487
National Fuel Gas Co.	2,845	147,997
New Jersey Resources Corp.	6,180	233,171
Nicor, Inc.	2,240	97,462
NiSource, Inc.	37,835	616,711
Northeast Utilities	16,415	456,173
NorthWestern Corp.	6,700	202,474
NRG Energy, Inc. *	34,160	825,647
NSTAR	9,880	361,608
NV Energy, Inc.	28,500	355,965
OGE Energy Corp.	9,665	399,938
ONEOK, Inc.	9,710	477,149
Pepco Holdings, Inc.	35,465	593,684
PG&E Corp.	38,615	1,691,337
Piedmont Natural Gas Co., Inc.	4,250	116,875
Pinnacle West Capital Corp.	13,885	518,466
PNM Resources, Inc.	10,195	138,550
Portland General Electric Co.	5,045	100,295
PPL Corp.	37,155	919,958
Progress Energy, Inc.	31,965	1,276,043
Public Service Enterprise Group, Inc.	43,780	1,406,651
Questar Corp.	9,050	433,948
RRI Energy, Inc. *	123,340	501,994
SCANA Corp.	13,085	516,465
Sempra Energy	19,415	954,830
Southern Co.	76,535	2,645,050
Southwest Gas Corp.	2,425	75,418
TECO Energy, Inc.	23,025	389,813
The AES Corp. *	120,340	1,388,724
UGI Corp.	12,020	330,430
Unisource Energy Corp.	7,200	239,904
Vectren Corp.	11,965	299,245
Westar Energy, Inc.	14,870	352,270
WGL Holdings, Inc.	1,945	69,514
Wisconsin Energy Corp.	8,320	436,883
Xcel Energy, Inc.	45,390	987,232

		46,095,885

Total Common Stock (Cost $762,393,011)		838,134,428

Other Investment Company 0.5% of net assets

Money Fund 0.5%
State Street Institutional Liquid Reserves Fund - Institutional Class	4,347,191	4,347,191

Total Other Investment Company (Cost $4,347,191)		4,347,191

Security	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.0% of net assets

U.S. Treasury Obligations 0.0%
U.S. Treasury Bills
0.13%, 06/17/10 (a)	150,000	149,975
0.14%, 06/17/10 (a)	101,000	100,983

Total Short-Term Investments (Cost $250,956)		250,958

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 1.3% of net assets

State Street Navigator Security Lending Prime Portfolio	10,734,232	10,734,232

Total Collateral Invested for Securities on Loan (Cost $10,734,232)		10,734,232

End of collateral invested for securities on loan.

At 04/30/10 tax basis cost of the fund’s investments was $784,732,321 and the unrealized appreciation and depreciation were $95,563,273 and ($37,563,017), respectively, with a net unrealized appreciation of $58,000,256.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	All or a portion of this security is on loan.

REIT —	Real Estate Investment Trust.

10 See financial notes

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at 04/30/10.

		Contract	Unrealized
	Number of	Value	Losses
	Contracts	($)	($)

Futures Contract

S&P 500 Index, e-mini, Long, expires 06/18/10	85	5,029,450	(39,761)

See financial notes 11

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings as of April 30, 2010 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

98.4%		Common Stock	328,235,959	414,650,196
1.6%		Other Investment Company	6,807,159	6,807,159
0.1%		Short-Term Investments	324,938	324,941

100.1%		Total Investments	335,368,056	421,782,296
4.6%		Collateral Invested for Securities on Loan	19,553,007	19,553,007
(4	.7)%	Other Assets and Liabilities, Net		(20,131,529)

100.0%		Net Assets		421,203,774

	Number	Value
Security	of Shares	($)

Common Stock 98.4% of net assets

Automobiles & Components 1.0%
American Axle & Manufacturing Holdings, Inc. *	27,200	292,672
Cooper Tire & Rubber Co.	35,100	744,822
Dorman Products, Inc. *	5,600	141,960
Drew Industries, Inc. *	11,195	287,152
Fuel Systems Solutions, Inc. (b)*	2,900	91,263
Gentex Corp.	28,710	616,978
Modine Manufacturing Co. *	45,755	641,027
Spartan Motors, Inc.	25,200	155,484
Standard Motor Products, Inc.	24,200	257,972
Stoneridge, Inc. *	12,200	131,638
Superior Industries International, Inc.	22,260	375,304
Winnebago Industries, Inc. *	16,165	268,824
Wonder Auto Technology, Inc. (b)*	7,100	82,147

		4,087,243

Banks 8.9%
1st Source Corp.	12,140	232,238
Abington Bancorp, Inc.	11,400	108,414
Ameris Bancorp	10,177	113,270
Ames National Corp. (b)	4,700	89,911
Anchor BanCorp Wisconsin, Inc. (b)*	115,645	115,645
Arrow Financial Corp.	4,945	137,471
BancFirst Corp.	1,775	78,349
Banco Latinoamericano de Comercio Exterior, S.A., Class E	32,400	458,784
BancTrust Financial Group, Inc. (b)	21,400	132,466
Bank Mutual Corp.	6,760	48,131
Bank of the Ozarks, Inc.	4,000	153,880
BankAtlantic Bancorp, Inc., Class A (b)*	167,900	439,898
BankFinancial Corp.	4,200	40,572
Banner Corp.	55,960	317,293
Beneficial Mutual Bancorp, Inc. *	7,950	78,785
Berkshire Hills Bancorp, Inc.	7,950	166,950
Boston Private Financial Holdings, Inc.	45,640	361,925
Brookline Bancorp, Inc.	33,710	370,473
Camden National Corp.	3,900	139,347
Capital City Bank Group, Inc. (b)	12,095	212,751
Capitol Bancorp Ltd. (b)*	52,980	129,271
Capitol Federal Financial	4,500	169,605
Cathay General Bancorp	45,100	557,887
Center Financial Corp. *	20,200	136,148
Central Pacific Financial Corp. (b)*	123,345	268,892
Chemical Financial Corp.	15,230	360,951
Citizens & Northern Corp.	8,000	103,760
Citizens Republic Bancorp, Inc. *	803,200	1,004,000
City Bank (b)*	45,380	12,706
City Holding Co.	7,990	279,970
CoBiz Financial, Inc.	17,700	126,378
Columbia Banking System, Inc.	12,935	290,779
Community Bank System, Inc.	14,770	364,376
Community Trust Bancorp, Inc.	8,495	255,020
CVB Financial Corp. (b)	41,580	457,796
Danvers Bancorp, Inc.	6,600	107,910
Dime Community Bancshares	17,550	223,763
Enterprise Financial Services Corp.	9,800	102,998
F.N.B. Corp.	83,803	781,044
Financial Institutions, Inc.	8,705	139,976
First Bancorp	10,900	177,779
First BanCorp Puerto Rico (b)	234,890	497,967
First Bancorp, Inc.	5,900	93,751
First Busey Corp.	50,815	256,616
First Commonwealth Financial Corp.	75,990	497,734
First Community Bancshares, Inc.	8,175	136,114
First Defiance Financial Corp.	10,500	141,750
First Financial Bancorp	13,790	263,527
First Financial Bankshares, Inc.	5,800	310,184
First Financial Corp.	2,400	69,960
First Financial Holdings, Inc.	17,545	247,735
First Merchants Corp.	35,365	309,090
First Midwest Bancorp, Inc.	43,295	658,084
First South Bancorp, Inc. (b)	7,100	98,974
Flushing Financial Corp.	10,455	142,293
Frontier Financial Corp. (b)*	27,965	99,835
Glacier Bancorp, Inc.	34,380	635,686
Great Southern Bancorp, Inc. (b)	4,700	114,633
Greene Bancshares, Inc. (b)*	16,216	204,970
Hancock Holding Co.	11,250	459,900
Hanmi Financial Corp. (b)*	91,870	273,773
Heartland Financial USA, Inc. (b)	5,450	104,150
Home Bancshares, Inc.	4,400	123,728
IBERIABANK Corp.	6,150	379,086
Independent Bank Corp.	5,595	145,134
Investors Bancorp, Inc. *	10,065	140,004
Kearny Financial Corp.	6,000	61,380
Lakeland Bancorp, Inc.	18,837	197,789

See financial notes 1

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Lakeland Financial Corp.	6,700	139,762
MainSource Financial Group, Inc.	22,600	182,834
MB Financial, Inc.	22,745	557,252
MGIC Investment Corp. *	27,500	286,825
Nara Bancorp, Inc. *	12,313	110,817
NASB Financial, Inc. (b)	1,303	32,236
National Penn Bancshares, Inc.	68,223	499,392
NBT Bancorp, Inc.	16,155	395,313
NewAlliance Bancshares, Inc.	42,575	554,752
Northfield Bancorp, Inc. (b)	8,100	119,556
Northwest Bancshares, Inc.	41,892	523,231
OceanFirst Financial Corp.	3,700	47,582
Ocwen Financial Corp. *	31,945	368,965
Old National Bancorp	49,225	660,107
Old Second Bancorp, Inc. (b)	18,575	106,249
Oriental Financial Group, Inc.	21,935	366,753
Pacific Capital Bancorp (b)*	190,870	332,114
PacWest Bancorp	18,480	443,705
Park National Corp. (b)	11,010	754,185
Peoples Bancorp, Inc.	8,675	150,425
Pinnacle Financial Partners, Inc. *	14,200	216,976
PrivateBancorp, Inc.	23,315	333,871
Prosperity Bancshares, Inc.	9,600	376,512
Provident Financial Services, Inc.	36,090	475,666
Provident New York Bancorp	20,885	214,489
Radian Group, Inc.	52,600	746,394
Renasant Corp.	13,400	221,502
Republic Bancorp, Inc., Class A	11,600	280,140
S&T Bancorp, Inc. (b)	20,590	495,189
S.Y. Bancorp, Inc.	5,815	138,048
Sandy Spring Bancorp, Inc.	17,895	312,268
SCBT Financial Corp.	4,000	159,160
Seacoast Banking Corp. of Florida (b)*	54,290	118,352
Shore Bancshares, Inc.	6,800	95,812
Sierra Bancorp (b)	8,200	102,336
Signature Bank *	9,580	386,840
Simmons First National Corp., Class A	7,400	207,792
Southside Bancshares, Inc.	5,145	111,029
Southwest Bancorp, Inc.	15,800	231,628
StellarOne Corp.	8,042	119,906
Sterling Bancorp	18,595	199,152
Sterling Bancshares, Inc.	52,925	311,199
Sterling Financial Corp. (b)*	109,940	95,692
Suffolk Bancorp	2,315	71,881
Sun Bancorp, Inc. *	30,531	164,867
Superior Bancorp (b)*	12,900	45,666
Taylor Capital Group, Inc. (b)*	9,900	135,630
Texas Capital Bancshares, Inc. *	12,420	247,158
TFS Financial Corp.	16,680	235,855
The Bancorp, Inc. *	13,000	115,310
The PMI Group, Inc. (b)*	174,300	908,103
The South Financial Group, Inc.	635,620	489,427
Tompkins Financial Corp.	1,831	74,375
TowneBank (b)	12,900	206,787
Tree.com, Inc. *	10,680	97,188
TriCo Bancshares	5,900	112,336
TrustCo Bank Corp. NY	55,010	365,817
UMB Financial Corp.	9,901	417,030
Umpqua Holdings Corp.	44,490	664,681
Union First Market Bankshares Corp.	12,100	203,038
United Bankshares, Inc. (b)	24,695	717,143
United Community Banks, Inc. *	80,299	468,946
United Financial Bancorp, Inc.	6,600	92,268
Univest Corp. of Pennsylvania	9,600	187,872
Virginia Commerce Bancorp, Inc. *	14,900	106,237
W Holding Co., Inc. (b)*	9,900	52,965
Washington Trust Bancorp, Inc.	10,085	182,639
WesBanco, Inc.	21,290	410,471
West Coast Bancorp (b)	53,327	183,445
Westamerica Bancorp	7,970	468,397
Western Alliance Bancorp *	29,865	259,826
Westfield Financial, Inc.	8,827	80,326
Wilshire Bancorp, Inc.	10,000	108,600
Wintrust Financial Corp.	11,140	415,522
WSFS Financial Corp.	4,735	199,391

		37,582,614

Capital Goods 10.7%
AAON, Inc.	4,080	98,491
AAR CORP. *	19,880	484,674
Aceto Corp.	9,100	60,697
Actuant Corp., Class A	26,400	605,352
Aerovironment, Inc. *	4,000	104,720
Aircastle Ltd.	48,400	581,284
Alamo Group, Inc.	3,400	80,104
Altra Holdings, Inc. *	16,200	245,592
American Railcar Industries, Inc.	7,250	118,538
American Science & Engineering, Inc.	1,200	90,180
American Woodmark Corp.	5,595	129,300
Ameron International Corp.	3,840	266,458
Ampco-Pittsburgh Corp.	2,460	63,247
Apogee Enterprises, Inc.	17,495	240,381
Applied Industrial Technologies, Inc.	24,020	739,336
Applied Signal Technology, Inc.	5,100	95,319
Argon ST, Inc. *	5,765	149,890
Astec Industries, Inc. *	12,850	425,592
AZZ, Inc.	4,300	174,666
Badger Meter, Inc.	2,000	82,720
Baldor Electric Co.	18,650	716,346
Barnes Group, Inc.	22,365	465,192
Beacon Roofing Supply, Inc. *	26,680	592,296
Belden, Inc.	23,740	651,900
Blount International, Inc. *	12,005	134,696
Brady Corp., Class A	22,555	774,990
Broadwind Energy, Inc. *	18,600	73,656
Bucyrus International, Inc.	7,950	500,929
Builders FirstSource, Inc. *	55,855	212,808
Canadian Solar, Inc. *	5,300	91,796
Cascade Corp.	7,255	252,909
Ceradyne, Inc. *	22,730	504,606
Chart Industries, Inc. *	15,710	361,173
China BAK Battery, Inc. (b)*	38,000	76,380
CIRCOR International, Inc.	3,590	123,711
CLARCOR, Inc.	13,425	507,733
Colfax Corp. *	8,000	104,400
Columbus McKinnon Corp. *	16,460	296,774
Comfort Systems USA, Inc.	18,400	259,072

2 See financial notes

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Commercial Vehicle Group, Inc. *	37,960	356,065
Cubic Corp.	6,390	238,411
Curtiss-Wright Corp.	17,105	610,135
Ducommun, Inc.	3,200	73,248
DXP Enterprises, Inc. *	8,400	139,356
Dycom Industries, Inc. *	37,670	400,055
Encore Wire Corp.	13,440	298,502
Energy Conversion Devices, Inc. (b)*	32,130	228,766
EnerSys *	25,455	658,775
EnPro Industries, Inc. *	9,870	311,695
ESCO Technologies, Inc.	9,300	286,905
Evergreen Solar, Inc. (b)*	103,000	115,360
Federal Signal Corp.	40,200	324,012
Force Protection, Inc. *	32,300	172,805
Franklin Electric Co., Inc.	7,380	258,226
FreightCar America, Inc.	10,035	287,202
Furmanite Corp. *	24,700	125,970
Fushi Copperweld, Inc. *	6,600	72,996
GeoEye, Inc. *	5,600	159,600
Gibraltar Industries, Inc. *	24,955	374,824
Graco, Inc.	17,440	604,819
GrafTech International Ltd. *	37,130	626,012
Great Lakes Dredge & Dock Co.	27,000	146,340
Griffon Corp. *	27,208	383,633
H&E Equipment Services, Inc. *	35,520	419,491
Harbin Electric, Inc. (b)*	4,200	92,022
Hardinge, Inc.	13,700	137,000
HEICO Corp.	1,575	67,835
HEICO Corp., Class A	3,994	133,950
Herley Industries, Inc. *	5,600	82,040
Hexcel Corp. *	43,185	699,597
Houston Wire & Cable Co.	8,200	107,830
Hurco Cos., Inc. *	6,400	124,544
II-VI, Inc. *	6,765	242,593
InsituForm Technologies, Inc., Class A *	8,215	196,914
Insteel Industries, Inc.	6,400	78,464
Integrated Electrical Services, Inc. *	29,300	182,539
Interline Brands, Inc. *	12,760	265,536
John Bean Technologies Corp.	11,640	213,827
Kadant, Inc. *	10,900	218,109
Kaman Corp.	12,880	353,041
Kaydon Corp.	10,435	434,409
KHD Humboldt Wedag International AG	2,173	18,951
L.B. Foster Co., Class A *	5,980	177,008
LaBarge, Inc. *	7,800	96,408
Ladish Co., Inc. *	7,880	216,621
Lawson Products, Inc.	1,930	31,363
Layne Christensen Co. *	11,300	309,394
Lindsay Corp.	3,200	121,696
LMI Aerospace, Inc. *	6,500	112,190
LSI Industries, Inc.	11,902	83,671
Lydall, Inc. *	15,100	121,706
MasTec, Inc. *	19,310	241,568
Michael Baker Corp. *	3,400	120,156
Miller Industries, Inc.	9,700	138,710
Mueller Industries, Inc.	28,200	836,130
Mueller Water Products, Inc., Class A	103,900	581,840
MYR Group, Inc. *	6,300	112,959
NACCO Industries, Inc., Class A	11,540	1,003,288
NCI Building Systems, Inc. *	195,151	2,689,181
Nordson Corp.	5,575	400,397
Northwest Pipe Co. *	7,600	183,312
Orbital Sciences Corp. *	18,955	348,393
Orion Marine Group, Inc. *	4,940	93,662
Otter Tail Corp.	27,780	617,272
Pike Electric Corp. *	17,420	187,265
Polypore International, Inc. *	21,400	378,994
Powell Industries, Inc. *	4,870	163,535
Preformed Line Products Co.	3,044	91,320
Quanex Building Products Corp.	13,850	263,150
Raven Industries, Inc.	4,265	129,485
RBC Bearings, Inc. *	7,700	243,012
Robbins & Myers, Inc.	8,200	212,462
Rush Enterprises, Inc., Class A *	25,960	421,071
Rush Enterprises, Inc., Class B *	9,600	132,096
Sauer-Danfoss, Inc. *	15,740	255,775
Simpson Manufacturing Co., Inc.	12,485	424,365
Standex International Corp.	7,950	189,767
Stanley, Inc. *	3,000	94,890
Sterling Construction Co., Inc. *	6,000	105,000
Sun Hydraulics Corp.	3,500	98,035
SunPower Corp., Class A (b)*	13,700	226,735
SunPower Corp., Class B *	10,469	157,454
TAL International Group, Inc.	9,590	249,244
Tecumseh Products Co., Class A *	19,930	254,705
Tecumseh Products Co., Class B *	7,700	101,024
Teledyne Technologies, Inc. *	16,290	710,244
Tennant Co.	7,580	261,434
Textainer Group Holdings Ltd.	5,050	115,948
The Gorman-Rupp Co.	6,400	178,496
The Greenbrier Cos., Inc. *	31,620	514,774
The Middleby Corp. *	2,708	165,513
The Toro Co.	12,210	695,237
Thermadyne Holdings Corp. *	14,800	162,356
Titan International, Inc. (b)	17,275	214,383
Titan Machinery, Inc. (b)*	8,000	115,040
Tredegar Corp.	17,775	303,242
Trex Co., Inc. *	3,300	80,817
TriMas Corp. *	20,150	204,926
Triumph Group, Inc.	7,230	560,759
Twin Disc, Inc.	6,400	90,368
Universal Forest Products, Inc.	10,770	452,878
Valmont Industries, Inc.	4,850	403,956
Vicor Corp. *	9,661	146,074
Wabash National Corp. *	58,745	571,001
WABCO Holdings, Inc. *	22,800	756,732
Wabtec Corp.	10,560	502,445
Watsco, Inc.	9,345	553,411
Watts Water Technologies, Inc., Class A	16,955	601,563
Willis Lease Finance Corp. *	6,700	94,068
Woodward Governor Co.	16,200	519,210

		44,851,496

Commercial & Professional Supplies 4.4%
Acco Brands Corp. *	58,445	533,603
Administaff, Inc.	14,560	322,358
American Reprographics Co. *	31,850	318,182
ATC Technology Corp. *	8,685	177,521

See financial notes 3

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Barrett Business Services, Inc.	7,300	112,420
Bowne & Co., Inc.	19,624	219,396
Casella Waste Systems, Inc., Class A *	27,000	139,320
CBIZ, Inc. *	35,295	247,418
CDI Corp.	12,960	225,893
Cenveo, Inc. *	53,708	460,278
Clean Harbors, Inc. *	6,365	403,732
Consolidated Graphics, Inc. *	7,920	331,927
Copart, Inc. *	13,465	480,566
Cornell Cos., Inc. *	9,900	272,250
CoStar Group, Inc. *	2,140	94,053
Courier Corp.	9,655	165,969
CRA International, Inc. *	6,345	147,394
Diamond Management & Technology Consultants, Inc.	17,100	138,852
EnergySolutions, Inc.	45,500	329,875
Ennis, Inc.	16,640	307,674
Exponent, Inc. *	3,900	116,259
Franklin Covey Co. *	15,700	123,716
FTI Consulting, Inc. *	16,545	680,496
G & K Services, Inc., Class A	12,090	332,354
GP Strategies Corp. *	11,900	96,033
Healthcare Services Group, Inc.	10,770	231,447
Heidrick & Struggles International, Inc.	5,170	136,540
Herman Miller, Inc.	25,610	543,444
Hill International, Inc. *	16,000	102,720
Hudson Highland Group, Inc. *	26,785	150,264
Huron Consulting Group, Inc. *	7,000	163,940
ICF International, Inc. *	5,100	118,116
IHS, Inc., Class A *	7,710	390,666
Innerworkings, Inc. *	18,800	112,424
Interface, Inc., Class A	30,885	403,976
KAR Auction Services, Inc. *	6,600	102,696
Kforce, Inc. *	16,700	231,963
Kimball International, Inc., Class B	29,325	235,773
Knoll, Inc.	26,300	367,674
Korn/Ferry International *	14,330	232,289
M&F Worldwide Corp. *	11,333	347,470
McGrath Rentcorp	10,625	276,144
Metalico, Inc. *	29,700	196,020
Mine Safety Appliances Co.	12,325	362,232
Mobile Mini, Inc. *	22,925	381,013
Navigant Consulting, Inc. *	23,225	299,138
On Assignment, Inc. *	22,100	155,363
Protection One, Inc. *	8,700	134,589
Resources Connection, Inc. *	13,060	229,072
Rollins, Inc.	8,615	187,376
Schawk, Inc.	2,660	50,407
School Specialty, Inc. *	19,200	450,432
SFN Group, Inc. *	59,410	507,955
Standard Parking Corp. *	7,400	124,986
Stericycle, Inc. *	11,590	682,651
Sykes Enterprises, Inc. *	11,555	262,645
Team, Inc. *	8,200	142,680
Tetra Tech, Inc. *	21,395	520,968
The Advisory Board Co. *	2,530	83,313
The Corporate Executive Board Co.	15,570	427,552
The Geo Group, Inc. *	19,210	406,868
The Standard Register Co.	21,850	112,528
Towers Watson & Co., Class A	11,915	571,920
TrueBlue, Inc. *	28,930	456,805
US Ecology, Inc.	5,900	92,040
Verisk Analytics, Inc., Class A *	5,000	140,100
Viad Corp.	15,465	361,881
Volt Information Sciences, Inc. *	20,500	257,070
VSE Corp.	2,100	84,399
Waste Services, Inc. *	11,100	124,764

		18,731,852

Consumer Durables & Apparel 4.0%
American Apparel, Inc. *	30,300	93,021
American Greetings Corp., Class A	28,200	692,592
Arctic Cat, Inc. *	18,300	269,925
Blyth, Inc.	10,072	580,550
Brookfield Homes Corp. (b)*	16,600	186,086
Callaway Golf Co.	51,755	485,980
Carter’s, Inc. *	6,265	201,858
Cavco Industries, Inc. *	2,500	97,925
Cherokee, Inc.	6,400	130,816
Columbia Sportswear Co.	4,980	276,589
Crocs, Inc. *	28,660	276,856
CSS Industries, Inc.	2,675	53,554
Deckers Outdoor Corp. *	2,750	386,595
Ethan Allen Interiors, Inc.	20,365	411,373
Fossil, Inc. *	8,965	348,739
Furniture Brands International, Inc. *	73,400	607,752
G-III Apparel Group Ltd. *	6,800	194,480
Helen of Troy Ltd. *	10,830	292,518
Hooker Furniture Corp.	5,200	81,952
Iconix Brand Group, Inc. *	13,830	238,706
JAKKS Pacific, Inc. *	34,925	534,003
K-Swiss, Inc., Class A *	28,730	357,401
Kenneth Cole Productions, Inc., Class A *	16,240	202,350
La-Z-Boy, Inc. *	31,420	409,717
Leapfrog Enterprises, Inc. *	18,835	128,831
Lifetime Brands, Inc. (b)*	15,800	229,100
Lululemon Athletica, Inc. (b)*	2,700	101,574
M/I Homes, Inc. *	17,400	271,440
MaidenForm Brands, Inc. *	6,400	146,048
Marine Products Corp. *	14,180	100,678
Meritage Homes Corp. *	27,140	645,389
Movado Group, Inc. *	14,420	178,952
National Presto Industries, Inc.	745	83,418
Nautilus, Inc. *	42,657	145,887
Oxford Industries, Inc.	13,430	289,954
Perry Ellis International, Inc. *	10,000	241,300
Pool Corp.	22,880	561,246
RC2 Corp. *	13,520	248,362
Sealy Corp. *	50,570	189,132
Skechers U.S.A., Inc., Class A *	15,445	592,316
Skyline Corp.	7,485	174,475
Smith & Wesson Holding Corp. *	24,200	107,690
Standard Pacific Corp. *	87,100	558,311
Stanley Furniture Co., Inc. *	9,600	94,752
Steinway Musical Instruments, Inc. *	6,500	124,540
Steven Madden Ltd. *	5,755	333,560
Tempur-Pedic International, Inc. *	9,115	307,176

4 See financial notes

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Ryland Group, Inc.	29,000	660,620
The Timberland Co., Class A *	20,100	432,150
The Warnaco Group, Inc. *	15,680	750,131
True Religion Apparel, Inc. *	3,300	103,125
Under Armour, Inc., Class A (b)*	8,115	273,881
Unifi, Inc. *	57,300	219,459
UniFirst Corp.	7,705	376,543
Universal Electronics, Inc. *	4,500	95,490
Volcom, Inc. *	6,900	164,496
Weyco Group, Inc.	3,300	80,652
Wolverine World Wide, Inc.	12,990	397,624

		16,819,640

Consumer Services 5.2%
AFC Enterprises, Inc. *	24,800	270,568
Ambassadors Group, Inc.	9,600	116,544
Ameristar Casinos, Inc.	9,075	170,882
Bally Technologies, Inc. *	8,375	386,255
Benihana, Inc. *	15,300	105,417
Benihana, Inc., Class A *	24,800	168,888
Biglari Holdings, Inc. *	648	253,530
BJ’s Restaurants, Inc. *	5,900	142,367
Bob Evans Farms, Inc.	18,555	573,906
Brink’s Home Security Holdings, Inc. *	5,320	223,121
Buffalo Wild Wings, Inc. *	2,400	99,216
California Pizza Kitchen, Inc. *	7,900	161,950
Capella Education Co. *	1,440	130,493
Carrols Restaurant Group, Inc. *	21,300	159,537
CEC Entertainment, Inc. *	9,580	374,099
Chipotle Mexican Grill, Inc. *	4,960	669,154
Choice Hotels International, Inc.	12,240	444,434
Churchill Downs, Inc.	1,395	53,470
CKE Restaurants, Inc.	33,665	415,426
Coinstar, Inc. (b)*	9,625	426,965
Corinthian Colleges, Inc. *	26,385	412,134
CPI Corp.	9,800	259,994
Cracker Barrel Old Country Store, Inc.	13,220	652,671
Denny’s Corp. *	67,900	226,107
DeVry, Inc.	7,345	458,255
DineEquity, Inc. *	9,430	387,856
Dover Downs Gaming & Entertainment, Inc.	17,740	69,718
Einstein Noah Restaurant Group, Inc. *	5,700	73,986
Gaylord Entertainment Co. *	24,980	843,075
Great Wolf Resorts, Inc. *	44,400	142,524
Hillenbrand, Inc.	7,500	184,350
International Speedway Corp., Class A	23,350	713,576
Interval Leisure Group, Inc. *	11,832	174,995
Isle of Capri Casinos, Inc. *	32,315	351,910
ITT Educational Services, Inc. *	5,735	579,981
Jackson Hewitt Tax Service, Inc. (b)*	101,145	170,935
K12, Inc. *	4,600	108,882
Krispy Kreme Doughnuts, Inc. *	47,135	174,400
Landry’s Restaurants, Inc. (b)*	12,340	284,931
LIFE TIME FITNESS, Inc. *	9,585	352,345
Lincoln Educational Services Corp. *	5,960	148,762
Luby’s, Inc. *	29,200	119,136
Matthews International Corp., Class A	9,315	326,025
McCormick & Schmick’s Seafood Restaurants, Inc. *	23,500	232,885
Monarch Casino & Resort, Inc. *	12,200	141,764
Morgans Hotel Group *	36,400	308,308
Morton’s Restaurant Group, Inc. *	20,800	126,048
Multimedia Games, Inc. *	27,380	125,127
O’Charley’s, Inc. *	27,275	260,476
Orient-Express Hotels Ltd., Class A *	27,190	371,143
P.F. Chang’s China Bistro, Inc. *	7,155	312,244
Panera Bread Co., Class A *	5,575	434,515
Papa John’s International, Inc. *	6,310	172,894
Peet’s Coffee & Tea, Inc. *	2,700	106,974
Pinnacle Entertainment, Inc. *	47,975	649,102
Pre-Paid Legal Services, Inc. *	660	29,350
Red Lion Hotels Corp. *	16,800	128,352
Red Robin Gourmet Burgers, Inc. *	9,680	236,289
Ruby Tuesday, Inc. *	53,250	595,867
Ruth’s Hospitality Group, Inc. *	33,200	180,276
Scientific Games Corp., Class A *	23,270	342,302
Shuffle Master, Inc. *	10,900	104,640
Sonic Corp. *	35,580	416,642
Sotheby’s	16,820	561,788
Speedway Motorsports, Inc.	5,915	96,119
Steiner Leisure Ltd. *	3,060	143,422
Stewart Enterprises, Inc., Class A	44,440	301,303
Strayer Education, Inc. (b)	1,400	340,368
Texas Roadhouse, Inc. *	11,610	171,596
The Cheesecake Factory, Inc. *	20,935	568,804
The Marcus Corp.	17,430	223,976
Town Sports International Holdings, Inc. *	29,400	110,838
Universal Technical Institute, Inc. *	5,380	128,905
Vail Resorts, Inc. *	15,860	723,850
Weight Watchers International, Inc.	11,692	310,656
WMS Industries, Inc. *	10,312	515,806

		22,035,399

Diversified Financials 2.7%
Advance America Cash Advance Centers, Inc.	53,595	306,563
Arlington Asset Investment Corp., Class A (b)	14,200	286,272
Artio Global Investors, Inc.	4,000	91,520
Asset Acceptance Capital Corp. *	23,910	175,978
BGC Partners, Inc., Class A	31,680	206,554
Calamos Asset Management, Inc., Class A	19,515	242,962
Cardtronics, Inc. *	18,300	255,102
Cash America International, Inc.	9,905	367,079
Cohen & Steers, Inc.	3,340	90,414
Compass Diversified Holdings	11,460	166,399
CompuCredit Holdings Corp.	31,500	188,685
Cowen Group, Inc., Class A *	11,000	59,400
Credit Acceptance Corp. *	2,675	120,643
Dollar Financial Corp. *	13,625	318,961

See financial notes 5

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Encore Capital Group, Inc. *	13,755	316,503
Evercore Partners, Inc., Class A	5,400	193,536
EZCORP, Inc., Class A *	10,300	213,313
FBR Capital Markets Corp. *	19,300	91,289
First Cash Financial Services, Inc. *	5,090	112,285
GAMCO Investors, Inc., Class A	6,435	296,074
GFI Group, Inc.	32,720	225,768
Greenhill & Co., Inc.	3,035	266,746
International Assets Holding Corp. *	5,774	93,366
Investment Technology Group, Inc. *	29,955	520,318
KBW, Inc. *	4,000	119,800
Knight Capital Group, Inc., Class A *	38,305	595,643
LaBranche & Co., Inc. *	36,775	181,669
Lazard Ltd., Class A	14,645	566,176
MarketAxess Holdings, Inc.	6,500	102,180
Medallion Financial Corp.	13,100	104,800
Nelnet, Inc., Class A	22,640	451,894
NewStar Financial, Inc. *	29,500	225,970
Oppenheimer Holdings, Inc., Class A	7,700	223,839
optionsXpress Holdings, Inc. *	10,290	182,648
Penson Worldwide, Inc. *	13,900	130,660
PICO Holdings, Inc. *	2,695	95,807
Piper Jaffray Cos., Inc. *	8,005	315,077
Portfolio Recovery Associates, Inc. *	3,645	242,283
Rewards Network, Inc.	2,451	31,912
Riskmetrics Group, Inc. *	4,720	105,917
Sanders Morris Harris Group, Inc.	1,800	10,746
Stifel Financial Corp. *	5,710	327,354
SWS Group, Inc.	20,620	228,263
The First Marblehead Corp. *	64,600	226,746
Thomas Weisel Partners Group, Inc. *	17,819	139,879
W.P. Carey & Co., L.L.C.	17,225	530,185
Waddell & Reed Financial, Inc., Class A	16,420	609,510
World Acceptance Corp. *	5,560	196,157

		11,150,845

Energy 5.8%
Adams Resources & Energy, Inc.	4,200	79,422
Allis-Chalmers Energy, Inc. *	68,000	274,040
Apco Oil & Gas International, Inc.	4,100	114,554
Approach Resources, Inc. *	6,300	56,385
Arena Resources, Inc. *	2,240	82,723
Atlas Energy, Inc. *	14,896	537,448
ATP Oil & Gas Corp. *	13,685	249,888
Atwood Oceanics, Inc. *	16,500	600,765
Basic Energy Services, Inc. *	48,085	490,948
Berry Petroleum Co., Class A	17,520	567,123
Bill Barrett Corp. *	7,740	263,779
Brigham Exploration Co. *	6,035	117,743
Bristow Group, Inc. *	15,605	604,070
Bronco Drilling Co., Inc. *	23,805	113,788
Cal Dive International, Inc. *	69,543	456,202
CARBO Ceramics, Inc.	3,080	225,610
Carrizo Oil & Gas, Inc. *	5,205	114,198
Clayton Williams Energy, Inc. *	5,385	250,187
Cloud Peak Energy, Inc. *	33,300	532,800
Cobalt International Energy, Inc. *	6,900	79,419
Comstock Resources, Inc. *	15,855	508,311
Concho Resources, Inc. *	10,840	615,929
Contango Oil & Gas Co. *	2,660	146,034
Continental Resources, Inc. *	3,600	176,976
Copano Energy L.L.C.	25,740	674,388
Core Laboratories N.V.	2,345	351,492
CVR Energy, Inc. *	19,400	164,706
Dawson Geophysical Co. *	4,600	134,734
Delek US Holdings, Inc.	17,900	125,479
Delta Petroleum Corp. (b)*	59,635	91,838
DHT Holdings, Inc.	62,100	293,112
Dril-Quip, Inc. *	5,485	317,746
Endeavour International Corp. *	81,200	131,544
Energy XXI (Bermuda) Ltd. (b)*	9,200	161,092
ENGlobal Corp. *	33,000	117,150
Geokinetics, Inc. *	12,400	108,376
Global Industries Ltd. *	61,165	409,806
GMX Resources, Inc. (b)*	11,800	94,518
Goodrich Petroleum Corp. *	9,500	160,835
Gran Tierra Energy, Inc. *	43,400	263,004
Gulf Island Fabrication, Inc.	6,900	165,393
GulfMark Offshore, Inc., Class A *	16,305	562,033
Gulfport Energy Corp. *	8,100	101,250
Harvest Natural Resources, Inc. *	19,150	169,095
Hercules Offshore, Inc. *	148,300	587,268
Hornbeck Offshore Services, Inc. *	22,480	550,086
International Coal Group, Inc. *	102,455	539,938
InterOil Corp. *	1,500	100,605
ION Geophysical Corp. *	57,805	347,408
James River Coal Co. *	4,100	77,162
Knightsbridge Tankers Ltd.	11,790	223,303
Lufkin Industries, Inc.	3,155	268,585
Matrix Service Co. *	9,900	105,237
McMoRan Exploration Co. *	21,260	253,844
Newpark Resources, Inc. *	54,240	362,323
Nordic American Tanker Shipping Ltd. (b)	16,685	521,239
Pacific Ethanol, Inc. (b)*	49,000	52,430
Parker Drilling Co. *	102,710	567,986
Patriot Coal Corp. *	28,100	553,289
Petroleum Development Corp. *	14,855	347,756
PetroQuest Energy, Inc. *	31,285	184,894
PHI, Inc. - Non Voting Shares *	10,785	224,220
Pioneer Drilling Co. *	44,400	325,896
PrimeEnergy Corp. *	3,500	78,680
Quicksilver Resources, Inc. *	15,500	214,985
Rex Energy Corp. *	7,000	93,100
REX Stores Corp. *	5,800	99,528
Rosetta Resources, Inc. *	20,010	498,249
RPC, Inc.	8,965	122,372
SandRidge Energy, Inc. (b)*	50,900	382,259
StealthGas, Inc. *	17,800	96,298
Stone Energy Corp. *	34,800	567,240
Superior Well Services, Inc. *	11,000	159,500
Swift Energy Co. *	17,105	618,859
T-3 Energy Services, Inc. *	4,900	145,775
Teekay Tankers Ltd., Class A	21,000	267,540
Tesco Corp. *	15,700	196,407
TETRA Technologies, Inc. *	42,460	521,833

6 See financial notes

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Meridian Resource Corp. *	261,762	75,937
Trico Marine Services, Inc. (b)*	23,700	77,736
Tsakos Energy Navigation Ltd.	31,230	457,207
Union Drilling, Inc. *	16,100	106,743
USEC, Inc. *	146,000	876,000
VAALCO Energy, Inc. *	7,640	42,860
Venoco, Inc. *	6,800	101,320
W&T Offshore, Inc. (b)	28,400	268,948
Willbros Group, Inc. *	20,300	254,765

		24,373,543

Food & Staples Retailing 0.4%
Arden Group, Inc., Class A	1,100	111,650
Ingles Markets, Inc., Class A	10,900	174,727
PriceSmart, Inc.	11,340	282,139
Spartan Stores, Inc.	28,400	428,556
Susser Holdings Corp. *	13,600	146,472
The Andersons, Inc.	14,025	506,864
Village Super Market, Inc., Class A	5,902	158,823

		1,809,231

Food, Beverage & Tobacco 1.7%
Alico, Inc.	3,600	96,048
Alliance One International, Inc. *	85,730	436,366
American Italian Pasta Co., Class A *	4,700	184,381
Cal-Maine Foods, Inc.	6,600	220,308
Calavo Growers, Inc. (b)	5,300	91,902
Central European Distribution Corp. *	15,900	550,935
Coca-Cola Bottling Co.	3,800	209,304
Darling International, Inc. *	24,820	235,542
Diamond Foods, Inc.	4,300	183,653
Farmer Brothers Co.	3,009	56,298
Green Mountain Coffee Roasters, Inc. *	3,260	236,872
Hansen Natural Corp. *	6,355	280,128
Heckmann Corp. *	30,100	180,600
Imperial Sugar Co.	14,400	230,832
J & J Snack Foods Corp.	2,235	104,129
Lancaster Colony Corp.	6,965	382,866
Lance, Inc.	13,860	321,275
Mead Johnson Nutrition Co.	5,800	299,338
MGP Ingredients, Inc. *	13,050	101,398
National Beverage Corp.	5,000	58,000
Omega Protein Corp. *	19,900	106,465
Reddy Ice Holdings, Inc. *	36,810	156,074
Sanderson Farms, Inc.	8,900	504,363
Smart Balance, Inc. *	25,400	168,910
The Boston Beer Co., Inc., Class A *	3,000	171,030
The Hain Celestial Group, Inc. *	24,570	485,995
Tootsie Roll Industries, Inc.	9,364	249,082
TreeHouse Foods, Inc. *	9,985	422,266
Vector Group Ltd. (b)	19,940	326,817
Zhongpin Inc *	7,700	97,636

		7,148,813

Health Care Equipment & Services 5.1%
Air Methods Corp. *	5,400	178,632
Align Technology, Inc. *	9,400	159,612
Alliance HealthCare Services, Inc. *	29,275	156,914
Allied Healthcare International, Inc. *	39,100	109,871
Allscripts-Misys Healthcare Solutions, Inc. *	5,680	114,566
Amedisys, Inc. (b)*	5,870	337,995
America Service Group, Inc.	2,900	49,184
American Dental Partners, Inc. *	10,400	133,952
American Medical Systems Holdings, Inc. *	8,315	149,005
AMN Healthcare Services, Inc. *	32,945	301,117
AmSurg Corp. *	20,125	416,990
Analogic Corp.	2,365	113,094
AngioDynamics, Inc. *	8,400	134,400
Assisted Living Concepts, Inc., Class A *	4,620	162,162
Bio-Reference Laboratories, Inc. *	5,400	126,360
BioScrip, Inc. *	29,600	264,624
Cantel Medical Corp.	1,800	35,928
Capital Senior Living Corp. *	23,600	124,136
Catalyst Health Solutions, Inc. *	10,100	427,331
Chemed Corp.	5,895	324,284
Computer Programs & Systems, Inc.	2,500	112,650
CONMED Corp. *	17,295	384,641
CorVel Corp. *	2,601	86,613
Cross Country Healthcare, Inc. *	16,265	162,975
Eclipsys Corp. *	12,220	252,710
Emdeon, Inc., Class A *	7,000	114,590
Emeritus Corp. (b)*	14,600	327,040
Ensign Group, Inc.	6,420	111,451
ev3, Inc. *	10,000	191,300
Five Star Quality Care, Inc. *	52,800	156,288
Gen-Probe, Inc. *	10,015	474,611
Gentiva Health Services, Inc. *	13,825	396,501
Greatbatch, Inc. *	10,220	228,315
Haemonetics Corp. *	6,000	347,160
Hanger Orthopedic Group, Inc. *	10,100	188,264
HealthTronics, Inc. *	56,824	201,725
Healthways, Inc. *	19,160	312,116
HMS Holdings Corp. *	2,000	107,000
ICU Medical, Inc. *	3,650	129,977
IDEXX Laboratories, Inc. *	8,500	562,190
Immucor, Inc. *	9,600	205,536
Integra LifeSciences Holdings *	3,020	137,199
Invacare Corp.	15,965	421,955
inVentiv Health, Inc. *	21,670	499,060
Landauer, Inc.	2,350	160,153
LCA-Vision, Inc. *	12,530	105,628
LHC Group, Inc. *	3,760	128,216
Masimo Corp.	4,700	110,027
MedAssets, Inc. *	6,000	136,980
MedCath Corp. *	30,080	298,995
Medical Action Industries, Inc. *	1,900	22,553
MedQuist, Inc.	10,200	94,962
Meridian Bioscience, Inc.	6,125	122,439
Merit Medical Systems, Inc. *	7,820	126,449
Molina Healthcare, Inc. *	11,005	321,016

See financial notes 7

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
MWI Veterinary Supply, Inc. *	3,300	138,435
National Healthcare Corp.	4,650	164,424
Natus Medical, Inc. *	6,800	115,872
Odyssey HealthCare, Inc. *	6,800	141,644
Omnicell, Inc. *	8,200	109,470
Orthofix International N.V. *	5,960	203,772
PharMerica Corp. *	18,340	353,962
Phase Forward, Inc. *	9,320	156,669
Providence Service Corp. *	6,800	112,948
PSS World Medical, Inc. *	22,770	533,501
Psychiatric Solutions, Inc. *	20,595	662,541
Quality Systems, Inc.	2,430	155,544
RehabCare Group, Inc. *	6,945	198,071
Res-Care, Inc. *	33,225	386,739
ResMed, Inc. *	7,920	541,966
RTI Biologics, Inc. *	27,400	104,942
Select Medical Holdings Corp. *	11,900	103,411
Sirona Dental Systems, Inc. *	7,190	299,751
Skilled Healthcare Group, Inc., Class A *	36,960	247,262
SonoSite, Inc. *	2,080	69,722
STERIS Corp.	15,010	499,533
Sun Healthcare Group, Inc. *	43,200	386,208
Sunrise Senior Living, Inc. *	125,600	698,336
SurModics, Inc. *	4,160	77,376
Symmetry Medical, Inc. *	15,670	181,145
Syneron Medical Ltd. *	10,000	115,000
Team Health Holdings, Inc. *	6,400	100,608
The Cooper Cos., Inc.	14,685	571,100
Thoratec Corp. *	6,700	298,753
TomoTherapy, Inc. *	29,600	115,144
Triple-S Management Corp., Class B *	26,700	485,940
VCA Antech, Inc. *	20,675	588,410
Volcano Corp. *	4,000	96,080
West Pharmaceutical Services, Inc.	9,940	415,989
Wright Medical Group, Inc. *	7,840	147,235
Zoll Medical Corp. *	4,725	144,349

		21,281,294

Household & Personal Products 0.7%
American Oriental Bioengineering, Inc. (b)*	29,300	118,665
Central Garden & Pet Co. *	11,000	123,530
Central Garden & Pet Co., Class A *	40,630	419,708
Elizabeth Arden, Inc. *	19,270	350,907
Herbalife Ltd.	14,305	690,216
Inter Parfums, Inc.	5,050	87,264
Mannatech, Inc.	36,600	141,276
Nu Skin Enterprises, Inc., Class A	13,010	391,081
Nutraceutical International Corp. *	6,400	99,008
Prestige Brands Holdings, Inc. *	10,310	100,419
Revlon, Inc., Class A *	6,300	110,376
USANA Health Sciences, Inc. *	2,530	91,713
WD-40 Co.	5,915	208,385

		2,932,548

Insurance 2.7%
American Equity Investment Life Holding Co.	46,715	491,442
American Physicians Capital, Inc.	5,033	168,304
American Safety Insurance Holdings Ltd. *	7,800	126,204
AMERISAFE, Inc. *	11,500	196,650
AmTrust Financial Services, Inc.	8,180	111,493
Argo Group International Holdings Ltd.	13,959	460,507
Assured Guaranty Ltd.	23,055	496,835
Baldwin & Lyons, Inc., Class B	4,900	122,941
Citizens, Inc. *	11,680	81,877
CNA Surety Corp. *	9,520	159,650
Crawford & Co., Class B *	12,515	56,318
Donegal Group, Inc., Class A	5,800	83,694
EMC Insurance Group, Inc.	4,600	111,596
Employers Holdings, Inc.	25,100	413,648
Enstar Group Ltd. *	1,410	93,229
FBL Financial Group, Inc., Class A	12,100	312,664
First Mercury Financial Corp.	3,800	49,818
Flagstone Reinsurance Holdings Ltd.	18,800	209,620
FPIC Insurance Group, Inc. *	4,125	112,283
Greenlight Capital Re Ltd., Class A *	6,000	153,720
Hallmark Financial Services, Inc. *	13,400	156,914
Harleysville Group, Inc.	13,535	433,391
Hilltop Holdings, Inc. *	11,970	140,408
Horace Mann Educators Corp.	27,790	478,266
Infinity Property & Casualty Corp.	9,165	422,781
Kansas City Life Insurance Co.	1,677	57,018
Maiden Holdings Ltd.	14,600	109,354
Max Capital Group Ltd.	22,855	509,667
Meadowbrook Insurance Group, Inc.	26,800	211,720
National Financial Partners Corp. *	34,185	526,107
National Interstate Corp.	5,200	108,628
National Western Life Insurance Co., Class A	1,700	324,938
PMA Capital Corp., Class A *	27,170	186,658
Presidential Life Corp.	14,345	168,984
RLI Corp.	8,650	501,700
Safety Insurance Group, Inc.	10,005	373,086
Seabright Insurance Holdings	20,400	221,952
State Auto Financial Corp.	10,930	195,538
Stewart Information Services Corp.	24,700	281,086
Symetra Financial Corp. *	15,200	205,200
The Navigators Group, Inc. *	7,065	283,518
Tower Group, Inc.	7,200	166,032
United America Indemnity Ltd., Class A *	31,740	301,530
United Fire & Casualty Co.	14,460	330,700
Universal Insurance Holdings, Inc.	15,400	77,770
Validus Holdings Ltd.	22,800	582,996

		11,368,435

Materials 5.4%
A. Schulman, Inc.	17,570	456,996
A.M. Castle & Co. *	11,678	160,222

8 See financial notes

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
AEP Industries, Inc. *	4,740	130,966
AMCOL International Corp.	9,220	264,983
American Vanguard Corp.	12,100	98,010
Arch Chemicals, Inc.	14,490	492,805
Boise, Inc. *	73,300	505,037
Brush Engineered Materials, Inc. *	13,660	406,112
Buckeye Technologies, Inc. *	22,380	316,006
Bway Holding Co. *	18,000	356,040
Calgon Carbon Corp. *	2,800	43,400
Carpenter Technology Corp.	19,680	772,834
Clearwater Paper Corp. *	3,380	215,238
Coeur d’Alene Mines Corp. *	37,500	672,000
Compass Minerals International, Inc.	5,130	386,340
Deltic Timber Corp.	1,100	57,882
Eagle Materials, Inc.	19,570	623,696
Ferro Corp. *	68,130	743,980
General Steel Holdings, Inc. (b)*	24,000	89,520
Georgia Gulf Corp. *	35,224	723,501
Globe Specialty Metals, Inc. *	10,100	126,250
H.B. Fuller Co.	22,480	527,156
Haynes International, Inc.	9,176	329,510
Headwaters, Inc. *	85,280	511,680
Hecla Mining Co. *	61,145	365,036
Horsehead Holding Corp. *	20,200	239,976
ICO, Inc.	14,100	120,837
Innophos Holdings, Inc.	5,750	163,818
Innospec, Inc. *	23,180	308,526
Intrepid Potash, Inc. *	8,000	210,080
Kaiser Aluminum Corp.	6,480	260,431
KapStone Paper & Packaging Corp. *	8,300	107,070
Koppers Holdings, Inc.	8,060	227,050
Kraton Performance Polymers, Inc. *	5,700	108,072
Landec Corp. *	13,900	85,207
LSB Industries, Inc. *	4,820	85,603
Mercer International, Inc. (b)*	75,600	416,556
Minerals Technologies, Inc.	7,010	404,477
Myers Industries, Inc.	23,005	249,834
Neenah Paper, Inc.	13,365	233,887
NewMarket Corp.	4,695	516,450
NL Industries, Inc.	9,565	81,207
Olympic Steel, Inc.	9,400	298,732
OM Group, Inc. *	19,035	718,571
Omnova Solutions, Inc. *	27,680	211,752
P.H. Glatfelter Co.	21,445	315,027
Penford Corp. *	11,300	104,525
PolyOne Corp. *	76,500	865,215
Quaker Chemical Corp.	10,700	336,729
Royal Gold, Inc.	4,950	253,341
RTI International Metals, Inc. *	14,580	394,389
Schnitzer Steel Industries, Inc., Class A	13,610	734,940
Schweitzer-Mauduit International, Inc.	7,786	443,179
Sensient Technologies Corp.	23,345	736,068
ShengdaTech, Inc. (b)*	13,900	95,771
Solutia, Inc. *	35,740	629,024
Spartech Corp. *	32,765	466,574
Stepan Co.	2,765	209,449
Stillwater Mining Co. *	13,070	220,883
STR Holdings, Inc. *	5,200	119,912
Terra Nova Royalty Corp. *	7,600	102,828
Texas Industries, Inc.	11,785	445,944
Titanium Metals Corp. *	24,850	383,187
U.S. Concrete, Inc. (b)*	49,900	26,447
United States Lime & Minerals, Inc. *	2,500	101,875
Universal Stainless & Alloy Products, Inc. *	3,800	88,654
US Gold Corp. *	33,400	113,894
Valhi, Inc.	4,900	140,238
Verso Paper Corp. *	29,600	155,104
Walter Energy, Inc.	4,575	369,706
Wausau Paper Corp. *	32,410	286,828
Zep, Inc.	7,200	132,768
Zoltek Cos., Inc. (b)*	9,400	92,496

		22,788,331

Media 2.6%
AH Belo Corp., Class A *	19,000	161,500
Alloy, Inc. *	12,100	93,775
Arbitron, Inc.	6,860	211,357
Belo Corp., Class A	79,200	686,664
Carmike Cinemas, Inc. *	13,175	221,076
Cinemark Holdings, Inc.	10,700	195,382
CKX, Inc. *	18,595	109,339
CTC Media, Inc.	6,800	114,852
Dolan Media *	9,900	117,711
Entercom Communications Corp., Class A *	36,000	524,160
Entravision Communications Corp., Class A *	63,955	205,295
Fisher Communications, Inc. *	3,800	57,152
Global Sources Ltd. *	13,800	101,154
Gray Television, Inc. *	120,700	452,625
Harte-Hanks, Inc.	23,835	343,224
John Wiley & Sons, Inc., Class A	13,515	571,279
Journal Communications, Inc., Class A *	55,015	311,935
Knology, Inc. *	6,700	87,971
Lee Enterprises, Inc. *	108,450	409,941
Liberty Media Corp - Capital, Series A *	9,200	407,284
LIN TV Corp., Class A *	37,033	267,749
Lions Gate Entertainment Corp. *	85,200	589,584
LodgeNet Interactive Corp. *	20,050	132,330
Martha Stewart Living Omnimedia, Inc., Class A (b)*	17,700	118,236
Media General, Inc., Class A (b)*	40,770	515,740
Mediacom Communications Corp., Class A *	57,340	379,591
Morningstar, Inc. *	1,435	67,459
Playboy Enterprises, Inc., Class B *	26,900	112,442
PRIMEDIA, Inc.	25,000	87,250
Radio One, Inc., Class D *	60,330	304,063
RCN Corp. *	41,600	610,688
Scholastic Corp.	14,800	399,748
Sinclair Broadcast Group, Inc., Class A *	50,819	350,143
The McClatchy Co., Class A (b)*	134,600	733,570
Valassis Communications, Inc. *	16,785	548,702

See financial notes 9

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
World Wrestling Entertainment, Inc., Class A	29,800	543,850

		11,144,821

Pharmaceuticals, Biotechnology & Life Sciences 1.8%
Abraxis BioScience *	1,600	79,952
Affymetrix, Inc. *	25,690	178,289
Albany Molecular Research, Inc. *	16,100	128,800
Alexion Pharmaceuticals, Inc. *	3,600	197,568
Alkermes, Inc. *	16,300	213,530
Bruker Corp. *	10,185	155,729
Cambrex Corp. *	83,029	364,497
Caraco Pharmaceutical Laboratories Ltd. *	18,900	121,905
Celera Corp. *	21,785	162,734
Cubist Pharmaceuticals, Inc. *	7,040	157,837
Dionex Corp. *	2,050	167,219
Emergent Biosolutions, Inc. *	4,700	76,516
Enzon Pharmaceuticals, Inc. *	9,600	101,568
eResearch Technology, Inc. *	17,000	125,290
Illumina, Inc. *	10,360	433,773
K-V Pharmaceutical Co., Class A *	92,164	142,854
Kendle International, Inc. *	9,400	155,570
Luminex Corp. *	5,500	89,430
Martek Biosciences Corp. *	14,440	318,113
Medicis Pharmaceutical Corp., Class A	11,825	300,118
Myriad Genetics, Inc. *	7,240	173,832
Onyx Pharmaceuticals, Inc. *	3,100	89,497
OSI Pharmaceuticals, Inc. *	5,800	340,286
Par Pharmaceutical Cos., Inc. *	12,670	343,864
PAREXEL International Corp. *	16,320	384,826
PDL BioPharma, Inc.	53,050	308,751
Perrigo Co.	11,180	682,315
Salix Pharmaceuticals Ltd. *	3,795	152,559
Techne Corp.	2,665	176,556
The Medicines Co. *	11,120	81,621
United Therapeutics Corp. *	3,020	171,808
Valeant Pharmaceuticals International *	9,340	420,300
Varian, Inc. *	7,435	385,059
ViroPharma, Inc. *	19,960	253,891

		7,636,457

Real Estate 7.4%
Acadia Realty Trust	12,074	230,372
Agree Realty Corp.	3,000	76,890
Alexander’s, Inc. *	320	101,702
American Campus Communities, Inc.	11,860	334,096
American Capital Agency Corp.	8,000	220,080
Anworth Mortgage Asset Corp.	50,055	335,869
Arbor Realty Trust, Inc. (b)*	66,200	270,096
Ashford Hospitality Trust *	118,585	1,102,840
Associated Estates Realty Corp.	3,300	46,299
Avatar Holdings, Inc. *	12,045	287,153
Capital Trust, Inc., Class A (b)*	91,500	240,645
CapLease, Inc.	36,900	215,127
Capstead Mortgage Corp.	42,350	479,402
Cedar Shopping Centers, Inc.	43,345	345,026
Chimera Investment Corp.	144,600	588,522
Cogdell Spencer, Inc.	17,100	129,618
Cohen & Co., Inc. *	16,900	96,837
Cousins Properties, Inc.	62,500	503,750
DCT Industrial Trust, Inc.	116,500	612,790
DiamondRock Hospitality Co. *	60,287	662,554
Digital Realty Trust, Inc.	10,210	599,327
DuPont Fabros Technology, Inc.	8,000	177,360
EastGroup Properties, Inc.	9,750	398,580
Education Realty Trust, Inc.	32,500	229,775
Entertainment Properties Trust	14,930	652,740
Equity Lifestyle Properties, Inc.	4,770	264,783
Equity One, Inc.	17,300	335,793
Extra Space Storage, Inc.	41,065	616,796
FelCor Lodging Trust, Inc. *	147,550	1,196,630
First Potomac Realty Trust	17,400	282,228
Forest City Enterprises, Inc., Class A *	49,460	764,157
Forestar Group, Inc. *	15,560	350,722
Franklin Street Properties Corp.	29,320	432,177
Getty Realty Corp.	6,960	172,399
Gladstone Commercial Corp.	6,600	106,920
Glimcher Realty Trust	93,725	638,267
Government Properties Income Trust	4,500	121,995
Grubb & Ellis Co. (b)*	49,600	88,288
Hatteras Financial Corp.	7,900	210,693
Healthcare Realty Trust, Inc.	28,300	683,162
Hersha Hospitality Trust	55,840	322,197
HomeBanc Corp. (c) (d)*	6,875	—
Inland Real Estate Corp.	52,430	493,891
Investors Real Estate Trust	31,425	274,340
Kilroy Realty Corp.	23,815	834,954
Kite Realty Group Trust	43,480	235,662
LaSalle Hotel Properties	28,540	752,029
LTC Properties, Inc.	6,830	190,557
Maguire Properties, Inc. *	171,420	634,254
Medical Properties Trust, Inc.	38,600	387,930
Mid-America Apartment Communities, Inc.	10,845	599,403
Mission West Properties, Inc.	15,600	112,944
Monmouth Real Estate Investment Corp., Class A	12,100	93,896
National Health Investors, Inc.	7,235	293,886
NorthStar Realty Finance Corp.	128,032	604,311
OMEGA Healthcare Investors, Inc.	21,390	428,228
One Liberty Properties, Inc.	9,803	167,141
Parkway Properties, Inc.	18,420	362,874
Post Properties, Inc.	33,920	873,779
Potlatch Corp.	10,600	397,076
PS Business Parks, Inc.	5,750	345,000
RAIT Financial Trust (b)*	201,963	819,970
Ramco-Gershenson Properties Trust	23,670	294,928
Resource Capital Corp.	20,900	148,599
Saul Centers, Inc.	4,505	178,083
Sovran Self Storage, Inc.	13,170	485,841
Strategic Hotel & Resorts, Inc. *	175,555	1,127,063
Sun Communities, Inc.	14,455	418,039
Sunstone Hotel Investors, Inc. *	68,065	866,467
Tanger Factory Outlet Centers, Inc.	7,990	332,384
Taubman Centers, Inc.	11,495	498,538

10 See financial notes

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The St. Joe Co. *	19,370	639,985
U-Store-It Trust	56,275	485,091
Universal Health Realty Income Trust	3,400	112,948
Urstadt Biddle Properties	6,500	96,200
Urstadt Biddle Properties, Class A	9,495	160,086
Washington Real Estate Investment Trust	20,055	630,730
Winthrop Realty Trust	3,500	47,250

		30,949,014

Retailing 5.7%
1-800-FLOWERS.COM, Inc., Class A *	98,547	281,844
99 Cents Only Stores *	18,240	283,085
Aeropostale, Inc. *	12,255	355,885
America’s Car-Mart, Inc. *	2,400	60,792
Audiovox Corp., Class A *	29,920	278,555
bebe stores, Inc.	15,090	124,342
Big 5 Sporting Goods Corp.	14,140	239,673
Blockbuster, Inc., Class A (b)*	652,600	243,093
Blockbuster, Inc., Class B (b)*	384,800	130,832
Blue Nile, Inc. *	1,700	91,783
Books-A-Million, Inc.	22,700	167,980
Borders Group, Inc. (b)*	219,700	558,038
Brown Shoe Co., Inc.	35,942	675,710
Build-A-Bear Workshop, Inc. *	27,050	258,598
Cache, Inc. *	19,600	133,868
Casual Male Retail Group, Inc. *	37,600	153,784
Christopher & Banks Corp.	35,840	350,874
Citi Trends, Inc. *	3,900	130,806
Coldwater Creek, Inc. *	54,860	388,409
Conn’s, Inc. (b)*	46,465	442,811
Destination Maternity Corp. *	6,200	195,920
drugstore.com, Inc. *	27,500	100,650
DSW, Inc., Class A *	18,325	553,415
Fred’s, Inc., Class A	33,570	466,287
Genesco, Inc. *	19,700	655,813
Guess?, Inc.	5,155	236,460
Haverty Furniture Cos., Inc.	15,200	247,760
hhgregg, Inc. *	6,300	180,369
Hibbett Sports, Inc. *	6,385	175,587
Hot Topic, Inc. *	39,100	298,724
HSN, Inc. *	22,100	665,873
J. Crew Group, Inc. *	6,750	313,672
Jo-Ann Stores, Inc. *	10,450	461,054
Jos. A. Bank Clothiers, Inc. *	4,790	291,519
Kirkland’s, Inc. *	4,522	100,705
Lithia Motors, Inc., Class A *	78,535	626,709
LKQ Corp. *	26,300	553,878
Lumber Liquidators Holdings, Inc. *	3,800	115,748
MarineMax, Inc. *	23,500	262,025
Monro Muffler Brake, Inc.	4,160	149,178
Netflix, Inc. *	7,855	775,838
New York & Co, Inc. *	45,600	279,984
NutriSystem, Inc. (b)	6,930	133,957
Orbitz Worldwide, Inc. *	24,500	161,455
Overstock.com, Inc. (b)*	2,960	54,760
Pacific Sunwear of California, Inc. *	104,830	530,440
Pier 1 Imports, Inc. *	50,285	416,360
Priceline.com, Inc. *	2,220	581,751
Retail Ventures, Inc. *	40,700	440,374
Sally Beauty Holdings, Inc. *	33,365	318,636
Select Comfort Corp. *	22,470	254,360
Shoe Carnival, Inc. *	7,800	215,748
Shutterfly, Inc. *	1,800	42,354
Stage Stores, Inc.	26,055	397,339
Stein Mart, Inc. *	31,515	298,762
Syms Corp. *	2,800	25,508
Systemax, Inc.	9,145	212,438
The Bon-Ton Stores, Inc. (b)*	35,811	613,084
The Buckle, Inc. (b)	7,722	279,382
The Cato Corp., Class A	15,195	360,881
The Children’s Place Retail Stores, Inc. *	14,760	676,303
The Dress Barn, Inc. *	21,771	602,621
The Finish Line, Inc., Class A	27,852	448,696
The Gymboree Corp. *	7,760	381,249
The Men’s Wearhouse, Inc.	29,155	688,933
The Pep Boys - Manny, Moe & Jack	51,515	645,483
The Talbots, Inc. *	15,880	261,226
TravelCenters of America LLC *	106,100	431,827
Tuesday Morning Corp. *	30,230	170,800
Ulta Salon, Cosmetics & Fragrance, Inc. *	7,100	164,152
ValueVision Media, Inc., Class A *	27,720	85,378
Vitamin Shoppe, Inc. *	4,200	104,244
West Marine, Inc. *	15,280	182,902
Wet Seal, Inc., Class A *	38,060	180,024
Zale Corp. (b)*	110,400	359,904
Zumiez, Inc. *	3,780	70,157

		23,849,418

Semiconductors & Semiconductor Equipment 3.6%
Actel Corp. *	6,830	106,002
Advanced Energy Industries, Inc. *	10,220	150,438
ANADIGICS, Inc. *	15,800	79,474
Applied Micro Circuits Corp. *	13,240	149,347
Atheros Communications *	8,345	324,120
Atmel Corp. *	136,700	743,648
ATMI, Inc. *	12,615	228,710
Avago Technologies Ltd. *	16,400	336,528
Axcelis Technologies, Inc. *	102,260	243,379
Brooks Automation, Inc. *	29,490	286,643
Cabot Microelectronics Corp. *	6,730	258,163
Cirrus Logic, Inc. *	6,335	80,518
Cohu, Inc.	5,710	92,217
Cree, Inc. *	9,195	673,166
Cymer, Inc. *	10,020	342,183
Cypress Semiconductor Corp. *	30,605	394,498
Diodes, Inc. *	8,397	180,284
DSP Group, Inc. *	10,640	86,929
Entegris, Inc. *	53,745	332,682
Exar Corp. *	10,015	74,011
FEI Co. *	12,120	272,700
FormFactor, Inc. *	10,265	154,078
Hittite Microwave Corp. *	3,255	166,916
Integrated Device Technology, Inc. *	74,380	491,652
International Rectifier Corp. *	29,900	688,298
Intersil Corp., Class A	42,000	624,960

See financial notes 11

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
IXYS Corp. *	7,300	65,919
Kulicke & Soffa Industries, Inc. *	19,980	163,836
Lattice Semiconductor Corp. *	37,200	196,044
Micrel, Inc.	9,850	114,949
Microsemi Corp. *	20,745	343,537
MKS Instruments, Inc. *	20,350	461,538
Monolithic Power Systems *	4,600	113,390
Netlogic Microsystems, Inc. *	4,290	133,719
OmniVision Technologies, Inc. *	19,880	349,093
Pericom Semiconductor Corp. *	9,900	115,632
Photronics, Inc. *	66,725	363,651
PMC-Sierra, Inc. *	46,025	407,321
Power Integrations, Inc.	3,360	129,293
RF Micro Devices, Inc. *	66,345	372,859
Semtech Corp. *	14,205	257,821
Sigma Designs, Inc. *	10,450	123,937
Silicon Image, Inc. *	62,760	233,467
Silicon Laboratories, Inc. *	4,190	202,586
Skyworks Solutions, Inc. *	38,310	645,140
Standard Microsystems Corp. *	9,890	253,975
Supertex, Inc. *	3,600	97,236
Teradyne, Inc. *	45,400	555,242
Tessera Technologies, Inc. *	16,190	328,333
Trident Microsystems, Inc. *	26,500	45,845
TriQuint Semiconductor, Inc. *	44,560	335,982
Ultra Clean Holdings, Inc. *	10,800	106,596
Ultratech, Inc. *	7,200	105,768
Varian Semiconductor Equipment Associates, Inc. *	12,612	415,439
Veeco Instruments, Inc. *	5,860	257,781
Verigy Ltd. *	21,620	258,143
Zoran Corp. *	20,235	196,887

		15,312,503

Software & Services 6.5%
ACI Worldwide, Inc. *	9,100	170,989
Acxiom Corp. *	35,115	669,994
Advent Software, Inc. *	2,560	115,661
Ancestry.com, Inc. *	5,300	104,039
ANSYS, Inc. *	11,500	517,500
Ariba, Inc. *	12,745	181,871
AsiaInfo Holdings, Inc. *	4,700	133,527
Blackbaud, Inc.	5,600	129,080
Blackboard, Inc. *	2,720	115,736
Cadence Design Systems, Inc. *	79,100	590,086
Cass Information Systems, Inc.	3,100	98,580
CDC Corp., Class A (b)*	54,190	144,145
CIBER, Inc. *	95,570	379,413
Compuware Corp. *	84,300	724,980
Concur Technologies, Inc. *	4,300	180,213
CSG Systems International, Inc. *	8,645	196,414
CyberSource Corp. *	11,400	292,752
DealerTrack Holdings, Inc. *	9,595	146,324
Deltek, Inc. *	11,800	92,866
Dice Holdings, Inc. *	12,700	110,109
Digital River, Inc. *	12,650	353,441
Dynamics Research Corp. *	4,200	60,060
EarthLink, Inc.	62,475	563,524
Epicor Software Corp. *	24,065	220,917
EPIQ Systems, Inc. *	7,870	94,834
Equinix, Inc. *	6,770	681,400
Euronet Worldwide, Inc. *	15,295	243,649
Exlservice Holdings, Inc. *	2,700	42,984
FactSet Research Systems, Inc.	4,865	365,945
Fair Isaac Corp.	14,705	309,687
Forrester Research, Inc. *	2,725	87,500
Gartner, Inc. *	9,500	228,760
Genpact Ltd. *	25,250	426,220
GigaMedia Ltd. *	29,500	88,795
Global Cash Access Holdings, Inc. *	23,735	206,020
Global Payments, Inc.	13,570	580,932
GSI Commerce, Inc. *	11,980	326,455
Heartland Payment Systems, Inc.	13,165	241,973
iGATE Corp.	10,400	128,752
infoGROUP, Inc. *	22,035	176,500
Informatica Corp. *	8,055	201,456
InfoSpace, Inc. *	11,900	124,593
Internap Network Services Corp. *	23,200	134,096
Internet Brands, Inc., Class A *	11,500	119,025
j2 Global Communications, Inc. *	5,285	127,263
Jack Henry & Associates, Inc.	24,180	617,074
JDA Software Group, Inc. *	10,185	294,346
Kenexa Corp. *	11,400	171,114
Lawson Software, Inc. *	40,600	315,056
Lender Processing Services, Inc.	15,800	596,450
Lionbridge Technologies, Inc. *	41,200	222,892
Liquidity Services, Inc. *	7,700	87,549
Manhattan Associates, Inc. *	5,095	146,023
ManTech International Corp., Class A *	10,200	459,306
MAXIMUS, Inc.	4,145	256,617
Mentor Graphics Corp. *	37,420	336,406
MICROS Systems, Inc. *	15,140	562,602
MicroStrategy, Inc., Class A *	2,728	208,965
ModusLink Global Solutions, Inc. *	31,275	279,286
Monotype Imaging Holdings, Inc. *	10,100	105,444
NCI, Inc., Class A *	3,400	96,594
Ness Technologies, Inc. *	29,400	190,218
Net 1 UEPS Technologies, Inc. *	14,760	242,064
NetScout Systems, Inc. *	7,000	101,640
NeuStar, Inc., Class A *	12,575	307,710
Novell, Inc. *	103,115	578,475
Openwave Systems, Inc. *	56,435	125,850
Parametric Technology Corp. *	24,040	446,904
Perficient, Inc. *	8,600	107,242
PRGX Global, Inc. *	16,400	110,864
Progress Software Corp. *	11,250	362,812
Quest Software, Inc. *	20,380	357,261
Rackspace Hosting, Inc. *	6,720	120,624
Radiant Systems, Inc. *	10,200	143,514
RealNetworks, Inc. *	35,545	147,512
Red Hat, Inc. *	12,000	358,440
Renaissance Learning, Inc.	7,840	111,406
Rovi Corp. *	17,369	677,044
S1 Corp. *	17,400	107,358
Salesforce.com, Inc. *	3,735	319,716
Sapient Corp.	20,980	214,625
SAVVIS, Inc. *	12,260	215,776
SINA Corp. *	7,280	267,176
Sohu.com, Inc. *	5,000	240,750
Solera Holdings, Inc.	10,660	414,354
SonicWALL, Inc. *	11,355	115,026

12 See financial notes

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
SRA International, Inc., Class A *	20,815	480,410
StarTek, Inc. *	19,400	131,532
Switch & Data Facilities Co. *	2,100	40,299
Symyx Technologies, Inc. *	5,610	30,575
Synchronoss Technologies, Inc. *	4,800	98,064
Syntel, Inc.	3,955	142,855
Take-Two Interactive Software, Inc. *	41,255	448,442
Taleo Corp., Class A *	5,300	137,694
TeleCommunication Systems, Inc., Class A *	13,100	90,521
TeleTech Holdings, Inc. *	14,510	240,141
Telvent GIT, S.A.	3,300	95,370
The Knot, Inc. *	12,900	104,619
THQ, Inc. *	66,710	506,996
TIBCO Software, Inc. *	39,830	454,062
TNS, Inc. *	8,495	220,445
Tyler Technologies, Inc. *	1,980	33,739
United Online, Inc.	49,927	397,918
ValueClick, Inc. *	21,880	224,926
VeriFone Holdings, Inc. *	8,500	161,755
VistaPrint N.V. *	2,420	124,824
WebMD Health Corp. (b)*	5,408	261,964
Websense, Inc. *	5,590	127,284
Wright Express Corp. *	19,100	648,827

		27,572,407

Technology Hardware & Equipment 5.5%
Acme Packet, Inc. *	5,100	133,314
Adaptec, Inc. *	21,695	67,038
ADC Telecommunications, Inc. *	67,120	537,631
ADTRAN, Inc.	15,345	410,786
Agilysys, Inc.	15,322	166,244
Arris Group, Inc. *	53,305	655,118
Aviat Networks, Inc. *	30,560	198,640
Avid Technology, Inc. *	22,025	321,565
Bel Fuse, Inc., Class B	4,300	100,706
Black Box Corp.	11,140	347,457
Blue Coat Systems, Inc. *	2,400	78,072
Checkpoint Systems, Inc. *	19,480	440,053
China Security & Surveillance Technology, Inc. (b)*	11,300	67,235
Ciena Corp. *	16,560	306,194
Cogent, Inc. *	2,480	25,668
Cognex Corp.	7,065	147,729
Cogo Group, Inc. *	13,500	95,040
Coherent, Inc. *	11,040	414,773
Comtech Telecommunications Corp. *	10,670	333,331
CPI International, Inc. *	8,000	107,440
CTS Corp.	25,395	266,648
Daktronics, Inc.	9,265	77,641
DG Fastchannel, Inc. *	4,000	140,720
Digi International, Inc. *	4,200	44,982
Electro Rent Corp.	5,905	84,382
Electro Scientific Industries, Inc. *	12,735	175,361
Electronics for Imaging, Inc. *	22,802	293,006
EMS Technologies, Inc. *	9,900	157,311
Emulex Corp. *	27,865	327,414
Extreme Networks, Inc. *	38,065	126,756
F5 Networks, Inc. *	7,540	515,962
FARO Technologies, Inc. *	4,200	105,882
Finisar Corp. *	9,230	138,081
Gerber Scientific, Inc. *	38,900	280,080
Harmonic, Inc. *	27,800	190,152
Hughes Communications, Inc. *	4,130	115,227
Hutchinson Technology, Inc. *	30,200	183,918
Hypercom Corp. *	25,000	103,750
Imation Corp. *	61,085	662,161
Infinera Corp. *	14,700	134,505
InterDigital, Inc. *	6,000	166,020
Intermec, Inc. *	16,835	193,097
Intevac, Inc. *	5,600	77,952
IPG Photonics Corp. *	6,960	121,870
Itron, Inc. *	8,825	702,558
Ixia *	10,215	104,704
JDS Uniphase Corp. *	41,600	540,384
L-1 Identity Solutions, Inc. *	30,760	266,689
Littelfuse, Inc. *	8,845	373,524
Loral Space & Communications, Inc. *	6,250	269,125
Measurement Specialties, Inc. *	10,200	167,994
Mercury Computer Systems, Inc. *	11,500	147,890
Methode Electronics, Inc.	24,030	266,733
MTS Systems Corp.	3,780	112,909
Multi-Fineline Electronix, Inc. *	2,420	62,726
Nam Tai Electronics, Inc. *	64,240	322,485
National Instruments Corp.	10,295	356,001
NETGEAR, Inc. *	7,350	198,891
Newport Corp. *	20,130	238,138
Novatel Wireless, Inc. *	17,300	118,505
Oplink Communications, Inc. *	5,800	87,638
Opnext, Inc. *	52,000	122,200
Orbotech Ltd. *	21,100	255,310
OSI Systems, Inc. *	5,090	132,544
Palm, Inc. (b)*	28,015	162,487
Park Electrochemical Corp.	6,210	187,604
PC Connection, Inc. *	20,000	137,600
PC Mall, Inc. *	24,300	126,117
Plantronics, Inc.	11,310	375,492
Plexus Corp. *	14,680	543,894
Polycom, Inc. *	21,270	692,338
Power-One, Inc. *	40,000	314,400
Powerwave Technologies, Inc. *	119,620	211,727
Qiao Xing Universal Telephone, Inc. *	58,100	98,770
QLogic Corp. *	29,280	567,154
Quantum Corp. *	71,000	205,900
RadiSys Corp. *	10,000	97,900
Riverbed Technology, Inc. *	5,000	154,950
Rofin-Sinar Technologies, Inc. *	12,710	337,578
Rogers Corp. *	4,220	141,243
ScanSource, Inc. *	19,340	538,812
Silicon Graphics International Corp. *	15,860	156,855
Smart Modular Technologies (WWH), Inc. *	26,300	184,626
Sonus Networks, Inc. *	52,570	136,156
STEC, Inc. (b)*	5,400	75,006
Super Micro Computer, Inc. *	10,100	143,218
Sycamore Networks, Inc.	10,000	197,900
Symmetricom, Inc. *	13,200	87,516
Synaptics, Inc. (b)*	5,605	171,625

See financial notes 13

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Technitrol, Inc.	53,010	286,254
Tekelec *	17,635	319,723
TESSCO Technologies, Inc.	1,000	25,440
TTM Technologies, Inc. *	20,300	220,458
UTStarcom, Inc. *	219,900	626,715
ViaSat, Inc. *	8,715	308,947
Westell Technologies, Inc., Class A *	90,533	130,368
Xyratex Ltd. *	5,725	100,760
Zebra Technologies Corp., Class A *	17,220	500,241

		23,049,634

Telecommunication Services 1.3%
AboveNet, Inc. *	2,700	136,458
Alaska Communication Systems Group, Inc.	42,440	363,286
Atlantic Tele-Network, Inc.	2,200	121,396
Cbeyond, Inc. *	1,960	30,145
Cincinnati Bell, Inc. *	196,615	662,593
Clearwire Corp., Class A (b)*	15,000	115,800
Cogent Communications Group, Inc. *	6,900	70,449
Consolidated Communications Holdings, Inc.	9,800	181,790
General Communication, Inc., Class A *	51,860	318,939
Global Crossing Ltd. *	17,885	265,592
Globalstar, Inc. (b)*	46,080	84,787
IDT Corp., Class B *	36,100	357,751
Iowa Telecommunications Services, Inc.	14,930	251,421
Iridium Communications, Inc. (b)*	12,200	98,332
Neutral Tandem, Inc. *	5,300	89,835
NTELOS Holdings Corp.	11,340	222,604
PAETEC Holding Corp. *	53,900	268,422
Premiere Global Services, Inc. *	34,700	325,139
SBA Communications Corp., Class A *	10,005	353,877
Shenandoah Telecommunications Co.	6,800	120,768
SureWest Communications *	21,870	188,082
Syniverse Holdings, Inc. *	19,165	384,833
USA Mobility, Inc. *	34,505	481,000

		5,493,299

Transportation 3.6%
Aegean Marine Petroleum Network, Inc.	5,800	152,192
Air Transport Services Group, Inc. *	73,730	405,515
AirTran Holdings, Inc. *	120,595	636,742
Allegiant Travel Co. *	2,080	106,974
American Commercial Lines, Inc. *	5,261	107,324
Arkansas Best Corp.	17,140	522,084
Atlas Air Worldwide Holdings, Inc. *	13,000	718,510
Celadon Group, Inc. *	10,980	163,931
Copa Holdings S.A., Class A	6,800	385,424
Danaos Corp. (b)*	21,100	106,555
Diana Shipping, Inc. *	25,635	392,728
DryShips, Inc. (b)*	95,120	551,696
Dynamex, Inc. *	7,600	134,444
Eagle Bulk Shipping, Inc. (b)*	49,960	289,268
Euroseas Ltd.	34,500	139,035
Excel Maritime Carriers Ltd. *	42,124	299,923
ExpressJet Holdings, Inc. *	65,400	261,600
Forward Air Corp.	8,325	233,267
Genco Shipping & Trading Ltd. (b)*	22,345	517,510
Genesee & Wyoming, Inc., Class A *	12,165	475,652
Global Ship Lease, Inc., Class A *	39,300	129,690
Hawaiian Holdings, Inc. *	19,840	140,864
Heartland Express, Inc.	22,965	379,841
Horizon Lines, Inc., Class A	58,450	319,722
Hub Group, Inc., Class A *	16,610	531,686
International Shipholding Corp.	3,500	106,190
Kirby Corp. *	17,520	737,242
Knight Transportation, Inc.	13,525	287,947
Landstar System, Inc.	13,170	582,378
Macquarie Infrastructure Co. LLC *	40,000	650,000
Marten Transport Ltd. *	10,600	231,610
Navios Maritime Holdings, Inc.	46,200	320,628
OceanFreight, Inc. *	160,600	118,844
Old Dominion Freight Line, Inc. *	18,100	649,428
Pacer International, Inc. *	69,160	459,222
Paragon Shipping, Inc., Class A	23,600	112,572
Park-Ohio Holdings Corp. *	14,600	187,902
Patriot Transportation Holding, Inc. *	1,100	92,334
Pinnacle Airlines Corp. *	25,700	187,867
RailAmerica, Inc. *	7,900	101,831
Republic Airways Holdings, Inc. *	59,330	371,406
Safe Bulkers, Inc.	12,100	96,316
Saia, Inc. *	21,300	352,941
Seaspan Corp.	38,600	452,006
Star Bulk Carriers Corp. (b)	52,900	150,765
TBS International plc, Class A (b)*	47,500	383,800
Ultrapetrol Bahamas Ltd. *	31,900	195,228
Universal Truckload Services, Inc. *	3,600	65,736
USA Truck, Inc. *	4,400	81,048
YRC Worldwide, Inc. *	502,800	279,909

		15,357,327

Utilities 1.7%
ALLETE, Inc.	19,920	726,482
American States Water Co.	8,415	314,048
California Water Service Group	8,440	326,881
Cascal N.V.	15,800	106,492
Central Vermont Public Services Corp.	8,045	175,462
CH Energy Group, Inc.	12,005	497,247
Chesapeake Utilities Corp.	3,850	115,962
Connecticut Water Service, Inc.	4,000	94,760
El Paso Electric Co. *	26,390	560,788
ITC Holdings Corp.	9,370	523,127
MGE Energy, Inc.	11,400	419,064
Middlesex Water Co.	3,500	63,210
Northwest Natural Gas Co.	13,005	616,307
Ormat Technologies, Inc.	4,600	146,556
SJW Corp.	7,320	201,154
South Jersey Industries, Inc.	11,540	520,569
Southwest Water Co.	13,300	141,911

14 See financial notes

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Empire District Electric Co.	24,010	468,435
The Laclede Group, Inc.	18,240	621,619
UIL Holdings Corp.	19,225	558,102
Unitil Corp.	5,700	125,856

		7,324,032

Total Common Stock (Cost $328,235,959)		414,650,196

Other Investment Company 1.6% of net assets

Money Fund 1.6%
State Street Institutional Liquid Reserves Fund - Institutional Class	6,807,159	6,807,159

Total Other Investment Company (Cost $6,807,159)		6,807,159

Security	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.1% of net assets

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.15%, 06/17/10 (a)	205,000	204,963
0.14%, 06/17/10 (a)	120,000	119,978

Total Short-Term Investments (Cost $324,938)		324,941

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 4.6% of net assets

State Street Navigator Security Lending Prime Portfolio	19,553,007	19,553,007

Total Collateral Invested for Securities on Loan (Cost $19,553,007)		19,553,007

End of Collateral Invested for Securities on Loan

At 04/30/10 tax basis cost of the fund’s investments was $336,551,493 and the unrealized appreciation and depreciation were $96,424,321 and ($11,193,518), respectively, with a net unrealized appreciation of $85,230,803.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	All or a portion of this security is on loan.
(c)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(d)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.

In addition to the above, the fund held the following at 04/30/10.

		Contract	Unrealized
	Number of	Value	Losses
	Contracts	($)	($)

Futures Contract

Russell 2000 Index, mini, Long, expires 06/18/10	80	5,724,000	(97,270)

See financial notes 15

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings as of April 30, 2010 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

98.6%		Common Stock	308,271,427	313,461,851
0.4%		Preferred Stock	1,361,286	1,267,732
	—%	Rights	42,623	10,973
	—%	Warrants	2,575	2,484

99.0%		Total Investments	309,677,911	314,743,040
9.3%		Collateral Invested for Securities on Loan	29,519,342	29,519,342
(8	.3)%	Other Assets and Liabilities, Net		(26,331,564)

100.0%		Total Net Assets		317,930,818

	Number	Value
Security	of Shares	($)

Common Stock 98.6% of net assets

Australia 5.0%

Banks 1.6%
Australia & New Zealand Banking Group Ltd.	47,005	1,041,125
Commonwealth Bank of Australia	25,761	1,378,328
National Australia Bank Ltd.	55,145	1,408,892
Westpac Banking Corp.	44,421	1,106,819

		4,935,164

Capital Goods 0.0%
Leighton Holdings Ltd.	2,139	72,074

Commercial & Professional Supplies 0.0%
Brambles Ltd.	20,564	136,727

Consumer Services 0.1%
Crown Ltd.	8,460	63,788
TABCORP Holdings Ltd.	28,453	179,707
Tatts Group Ltd.	39,162	89,364

		332,859

Diversified Financials 0.1%
BGP Holdings plc (a) (b)	453,854	—
Macquarie Group Ltd.	6,560	299,136

		299,136

Energy 0.2%
Caltex Australia Ltd.	5,858	62,520
Origin Energy Ltd.	12,697	190,960
Santos Ltd.	9,513	120,691
Woodside Petroleum Ltd.	4,660	193,247
WorleyParsons Ltd.	3,156	76,964

		644,382

Food & Staples Retailing 0.4%
Metcash Ltd.	22,763	85,545
Wesfarmers Ltd.	17,991	482,290
Wesfarmers Ltd., Price Protected Shares	4,067	109,293
Woolworths Ltd.	21,265	531,206

		1,208,334

Food, Beverage & Tobacco 0.1%
Coca-Cola Amatil Ltd.	5,539	57,183
Foster’s Group Ltd.	36,398	182,397

		239,580

Health Care Equipment & Services 0.0%
Sonic Healthcare Ltd.	5,981	75,999

Insurance 0.4%
AMP Ltd.	40,777	234,007
AXA Asia Pacific Holdings Ltd.	15,067	85,466
Insurance Australia Group Ltd.	55,220	194,172
QBE Insurance Group Ltd.	17,512	339,285
Suncorp.-Metway Ltd.	45,354	374,818

		1,227,748

Materials 1.3%
Alumina Ltd.	50,951	71,953
Amcor Ltd.	28,774	174,133
BHP Billiton Ltd.	56,312	2,058,552
BlueScope Steel Ltd.	81,832	196,346
Boral Ltd.	20,580	111,256
Incitec Pivot Ltd.	31,332	92,635
Newcrest Mining Ltd.	2,845	85,878
OneSteel Ltd.	33,046	106,283
Orica Ltd.	5,876	142,498
Rio Tinto Ltd.	13,956	911,886
Sims Metal Management Ltd.	5,312	99,855

		4,051,275

Media 0.0%
Fairfax Media Ltd.	40,372	63,715

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
CSL Ltd.	4,266	127,474

Real Estate 0.4%
CFS Retail Property Trust	30,172	53,203
Dexus Property Group	169,610	125,797
Goodman Group	146,498	95,236
GPT Group	214,661	114,700
Lend Lease Corp., Ltd.	17,950	141,283
Mirvac Group	77,375	99,290
Stockland	55,924	203,859
Westfield Group	41,972	495,748

		1,329,116

Telecommunication Services 0.2%
Telstra Corp., Ltd.	168,615	494,023

Transportation 0.2%
Macquarie Airports	23,828	68,304
Macquarie Infrastructure Group	109,957	113,469
Qantas Airways Ltd. *	62,752	162,482
Toll Holdings Ltd.	15,493	101,198
Transurban Group	15,928	74,959

		520,412

See financial notes 1

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Utilities 0.0%
AGL Energy Ltd.	8,091	112,042

		15,870,060

Austria 0.4%

Banks 0.1%
Erste Group Bank AG	7,103	315,362
Raiffeisen International Bank-Holding AG	1,400	68,167

		383,529

Capital Goods 0.0%
Strabag SE	2,225	57,932
Wienerberger AG *	5,248	97,560

		155,492

Energy 0.1%
OMV AG	6,304	225,259

Insurance 0.0%
Vienna Insurance Group AG	645	31,527

Materials 0.1%
Voestalpine AG	7,411	275,665

Real Estate 0.0%
Immofinanz Immobilien Anlagen AG *	18,891	80,549

Telecommunication Services 0.1%
Telekom Austria AG	14,893	197,837

Utilities 0.0%
EVN AG	1,801	30,077
Oesterreichische Eletrizitaetswirtschafts-AG A Shares	1,010	37,574

		67,651

		1,417,509

Belgium 1.0%

Banks 0.2%
Dexia S.A. *	57,634	311,434
KBC GROEP N.V. *	8,093	362,095

		673,529

Diversified Financials 0.1%
Banque Nationale de Belgique	9	47,787
Compagnie Nationale a Portefeuille / Nationale Portefeuille Maatschappij	604	31,336
Groupe Bruxelles Lambert S.A. (c)	1,535	129,901
KBC Ancora *	2,159	48,923

		257,947

Food & Staples Retailing 0.1%
Colruyt S.A.	115	28,315
Delhaize Group	4,017	332,191

		360,506

Food, Beverage & Tobacco 0.1%
Anheuser-Busch InBev N.V. (c)	8,058	390,905

Insurance 0.3%
Ageas (c)*	305,234	937,581

Materials 0.1%
Solvay S.A.	1,287	122,903
Umicore	3,969	145,128

		268,031

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
UCB S.A. (c)	2,866	111,020

Retailing 0.0%
S.A. D’Ieteren N.V.	182	85,254

Telecommunication Services 0.1%
Belgacom S.A.	5,410	189,995
Mobistar S.A.	515	31,655

		221,650

		3,306,423

Canada 5.5%

Automobiles & Components 0.1%
Magna International, Inc., Class A *	5,459	358,989

Banks 1.6%
Bank of Montreal (c)	12,013	746,112
Bank of Nova Scotia	18,748	955,672
Canadian Imperial Bank of Commerce	8,077	592,854
National Bank of Canada	3,430	209,690
Royal Bank of Canada	22,522	1,365,554
The Toronto-Dominion Bank	15,259	1,134,135

		5,004,017

Capital Goods 0.1%
Bombardier, Inc., Class A	10,800	56,350
Bombardier, Inc., Class B	26,968	140,707
Finning International, Inc.	3,780	73,791

		270,848

Diversified Financials 0.1%
CI Financial Corp.	4,000	83,678
IGM Financial, Inc.	2,420	100,464
Onex Corp.	6,661	192,984

		377,126

Energy 1.1%
Cameco Corp.	3,000	73,952
Canadian Natural Resources Ltd.	6,250	481,332
Cenovus Energy, Inc.	5,309	156,113
Enbridge, Inc.	6,219	302,012
EnCana Corp.	23,709	784,232
Husky Energy, Inc.	7,067	199,738
Imperial Oil Ltd.	4,523	189,905
Nexen, Inc.	8,026	195,159
Suncor Energy, Inc.	12,245	418,895
Talisman Energy, Inc.	16,681	283,928
TransCanada Corp.	13,035	459,908

		3,545,174

Food & Staples Retailing 0.2%
Alimentation Couche-Tard, Inc., Class B	6,137	114,487
Empire Co., Ltd, Class A	2,833	147,758
George Weston Ltd.	1,805	129,556
Loblaw Cos., Ltd.	3,264	119,982
Metro, Inc., Class A	2,240	99,012
Shoppers Drug Mart Corp.	2,959	102,274

2 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Jean Coutu Group (PJC), Inc., Class A	6,123	54,551

		767,620

Food, Beverage & Tobacco 0.0%
Saputo, Inc.	2,200	61,963
Viterra, Inc. *	8,800	74,503

		136,466

Insurance 0.8%
Fairfax Financial Holdings Ltd.	462	175,103
Great-West Lifeco, Inc.	5,920	160,676
Intact Financial Corp.	2,523	109,285
Manulife Financial Corp.	44,948	810,639
Power Corp. of Canada	15,715	435,961
Power Financial Corp.	7,014	212,671
Sun Life Financial, Inc.	17,190	505,479

		2,409,814

Materials 0.4%
Agrium, Inc.	1,712	106,886
Barrick Gold Corp.	8,358	364,500
Gerdau Ameristeel Corp. *	4,948	37,264
Goldcorp, Inc.	5,510	238,181
Kinross Gold Corp.	4,253	81,225
Potash Corp. of Saskatchewan, Inc.	1,914	211,467
Teck Resources Ltd., Class B *	8,457	332,352
Yamana Gold, Inc.	6,676	72,885

		1,444,760

Media 0.2%
Quebecor, Inc., Class B	3,692	131,354
Shaw Communications, Inc., Class B	6,677	125,481
Thomson Reuters Corp.	6,607	238,055

		494,890

Real Estate 0.2%
Brookfield Asset Management, Inc., Class A (c)	11,155	283,103
Brookfield Properties Corp.	7,591	122,182
RioCan Real Estate Investment Trust	4,572	87,317

		492,602

Retailing 0.1%
Canadian Tire Corp., Ltd., Class A	2,219	122,157
Sears Canada, Inc. *	2,269	62,097

		184,254

Software & Services 0.0%
CGI Group, Inc., Class A *	4,717	69,840

Technology Hardware & Equipment 0.1%
Celestica, Inc. *	9,412	92,841
Research In Motion Ltd. *	2,406	171,485

		264,326

Telecommunication Services 0.2%
BCE, Inc.	8,453	253,973
Manitoba Telecom Services, Inc.	2,000	63,989
Rogers Communications, Inc., Class B	7,904	281,752
Telus Corp.	2,378	87,975
Telus Corp. - Non Voting	1,631	57,915

		745,604

Transportation 0.2%
Canadian National Railway Co.	6,523	390,366
Canadian Pacific Railway Ltd.	3,832	225,891

		616,257

Utilities 0.1%
ATCO Ltd., Class I	1,433	68,828
Canadian Utilities Ltd., Class A	2,780	124,167
Fortis, Inc. (c)	3,500	96,648
TransAlta Corp.	5,769	118,697

		408,340

		17,590,927

China 0.0%

Materials 0.0%
China Zhongwang Holdings Ltd. *	32,400	27,855

Technology Hardware & Equipment 0.0%
TPV Technology Ltd.	46,000	35,226

		63,081

Denmark 0.7%

Banks 0.2%
Danske Bank A/S *	27,351	714,072

Capital Goods 0.1%
Vestas Wind Systems A/S *	3,069	187,263

Energy 0.0%
Torm A/S *	3,002	32,443

Food, Beverage & Tobacco 0.1%
Carlsberg A/S, Class B	2,562	207,061
Danisco A/S	971	70,119

		277,180

Insurance 0.0%
Trygvesta A/S	882	54,448

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Novo Nordisk A/S, Class B	5,285	434,839

Transportation 0.2%
AP Moller - Maersk A/S, Series A	25	202,525
AP Moller - Maersk A/S, Series B	51	428,206

		630,731

		2,330,976

Finland 1.3%

Capital Goods 0.2%
Kone Oyj, Class B	2,426	106,748
Metso Corp. Oyj	5,218	201,286
Wartsila Corp. Oyj	2,535	129,079
YIT Oyj	5,792	122,335

		559,448

Diversified Financials 0.0%
Pohjola Bank plc	6,684	73,002

Energy 0.0%
Neste Oil Oyj	6,002	97,162

Food & Staples Retailing 0.1%
Kesko Oyj, Class B	4,410	170,957

See financial notes 3

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Insurance 0.1%
Sampo Oyj, Class A	15,702	385,954

Materials 0.3%
Outokumpu Oyj	5,141	108,119
Rautaruukki Oyj	4,928	103,335
Stora Enso Oyj, Class R	41,331	345,069
UPM-Kymmene Oyj	31,383	450,373

		1,006,896

Media 0.0%
Sanoma Oyj (c)	2,730	52,838

Technology Hardware & Equipment 0.4%
Nokia Corp. (c)	104,423	1,276,626

Telecommunication Services 0.1%
Elisa Oyj	5,335	102,115

Utilities 0.1%
Fortum Oyj	10,803	279,141

		4,004,139

France 10.4%

Automobiles & Components 0.6%
Compagnie Generale des Etablissements Michelin, Class B	3,899	282,461
Faurecia *	3,254	65,191
PSA Peugeot Citroen S.A. *	24,205	714,881
Renault S.A. *	15,539	719,922
Valeo S.A. *	4,966	166,102

		1,948,557

Banks 1.4%
BNP Paribas	27,817	1,910,642
Credit Agricole S.A.	45,547	651,096
Natixis *	29,527	151,003
Societe Generale	29,787	1,590,602

		4,303,343

Capital Goods 1.2%
Alstom S.A.	4,174	244,916
Bouygues S.A. (c)	9,614	476,372
Compagnie de Saint-Gobain	19,115	943,620
Eiffage S.A. (c)	3,289	169,787
Legrand S.A.	1,686	54,897
Nexans S.A.	1,758	138,584
Rexel S.A. *	4,577	77,631
Safran S.A.	4,194	106,560
Schneider Electric S.A. (c)	5,517	626,336
Thales S.A.	2,528	94,146
Vallourec S.A.	1,155	230,056
Vinci S.A. (c)	12,959	722,144
Wendel	1,237	80,057

		3,965,106

Consumer Durables & Apparel 0.3%
Christian Dior S.A.	1,944	206,951
Hermes International	463	61,216
LVMH Moet Hennessy Louis Vuitton S.A.	4,958	570,572
Nexity (c)	1,799	65,719
Thomson *	49,056	51,373

		955,831

Consumer Services 0.2%
Accor S.A.	5,131	293,176
Sodexho	2,950	181,247

		474,423

Diversified Financials 0.0%
Eurazeo	972	67,392

Energy 1.6%
Cie Generale De Geophysique - Veritas *	4,436	133,551
Esso S.A.F	253	33,776
Technip S.A.	2,106	168,398
Total S.A.	84,819	4,614,772

		4,950,497

Food & Staples Retailing 0.5%
Carrefour S.A. (c)	27,160	1,331,213
Casino Guichard-Perrachon S.A.	2,145	189,346
Rallye S.A.	3,067	112,830

		1,633,389

Food, Beverage & Tobacco 0.3%
DANONE S.A. (c)	8,418	495,991
Pernod Ricard S.A.	4,170	354,786

		850,777

Health Care Equipment & Services 0.0%
Essilor International S.A.	1,929	117,592

Household & Personal Products 0.1%
L’Oreal S.A. (c)	3,533	367,162

Insurance 0.8%
AXA S.A.	108,977	2,165,634
CNP Assurances	2,107	177,360
Euler Hermes S.A.	1,144	94,625
SCOR SE	5,261	124,101

		2,561,720

Materials 0.4%
Air Liquide S.A.	3,818	445,407
Arkema	2,896	120,812
Ciments Francais S.A.	291	29,394
Eramet	152	54,853
Imerys S.A. (c)	1,352	82,419
Lafarge S.A.	7,522	545,362
SA des Ciments Vicat	406	31,917
Sequana *	2,935	47,704

		1,357,868

Media 0.6%
JC Decaux S.A. *	1,135	32,633
Lagardere S.C.A.	6,414	258,695
M6 Metropole Television	1,932	49,952
PagesJaunes Groupe S.A.	2,746	32,899
Publicis Groupe	2,060	90,892
Societe Television Francaise 1 (c)	4,998	92,676
Vivendi (c)	46,751	1,226,392

		1,784,139

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Sanofi-Aventis	22,629	1,543,716

Real Estate 0.2%
Fonciere des Regions (c)	929	96,131
Gecina S.A.	679	69,809
ICADE	299	29,063

4 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Klepierre	2,024	69,748
Unibail-Rodamco SE	1,727	326,403

		591,154

Retailing 0.1%
PPR	3,382	454,539

Software & Services 0.1%
Atos Origin S.A. *	2,410	122,120
Cap Gemini S.A.	3,452	173,874

		295,994

Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	85,132	271,367

Telecommunication Services 0.6%
France Telecom S.A.	91,490	2,002,866

Transportation 0.1%
Aeroports de Paris	718	59,090
Air France-KLM *	15,252	239,958
Societe des Autoroutes Paris-Rhin-Rhone *	216	15,161

		314,209

Utilities 0.7%
Electricite de France	5,999	321,509
GDF Suez (c)	36,613	1,302,084
Suez Environnement Co.	7,306	158,344
Veolia Environnement	18,858	592,432

		2,374,369

		33,186,010

Germany 8.4%

Automobiles & Components 1.3%
Bayerische Motoren Werke AG	16,328	807,533
Daimler AG - Reg’d *	61,209	3,149,417
Volkswagen AG (c)	1,788	169,104

		4,126,054

Banks 0.2%
Commerzbank AG (c)*	55,842	438,502
Deutsche Postbank AG *	3,077	105,754

		544,256

Capital Goods 0.9%
BayWa AG	1,800	71,679
Bilfinger Berger AG	1,248	82,883
GEA Group AG	3,716	82,464
Hochtief AG	2,094	172,847
Kloeckner & Co., SE *	1,261	33,332
MAN SE	4,594	433,575
Rheinmetall AG	357	24,803
Siemens AG - Reg’d	20,369	2,008,918

		2,910,501

Consumer Durables & Apparel 0.1%
Adidas AG (c)	3,547	209,007

Consumer Services 0.1%
TUI AG *	24,297	268,868

Diversified Financials 0.7%
Deutsche Bank AG - Reg’d	27,376	1,910,781
Deutsche Boerse AG	2,862	222,184

		2,132,965

Food & Staples Retailing 0.1%
Metro AG (c)	8,121	488,214

Food, Beverage & Tobacco 0.0%
Suedzucker AG	2,767	56,253

Health Care Equipment & Services 0.1%
Celesio AG (c)	4,178	136,787
Fresenius Medical Care AG & Co. KGaA (c)	2,451	132,706
Fresenius SE	898	63,885

		333,378

Household & Personal Products 0.0%
Beiersdorf AG	1,043	59,108
Henkel AG & Co. KGaA (c)	2,014	91,086

		150,194

Insurance 1.1%
Allianz SE - Reg’d (c)	20,655	2,367,993
Generali Deutschland Holding AG	469	53,288
Hannover Rueckversicherung AG - Reg’d (c)*	1,881	88,284
Muenchener Rueckversicherungs-Gesellschaft AG - Reg’d	8,199	1,155,515

		3,665,080

Materials 1.1%
BASF SE (c)	28,134	1,635,671
HeidelbergCement AG	6,207	384,346
K&S AG	1,603	92,187
Lanxess AG	2,957	140,174
Linde AG (c)	2,120	253,756
Norddt Affinerie	2,027	102,441
Salzgitter AG	1,801	146,352
ThyssenKrupp AG	19,000	617,826
Wacker Chemie AG	278	40,608

		3,413,361

Media 0.0%
Axel Springer AG	222	25,183

Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Bayer AG (c)	14,181	905,841
Merck KGaA	3,681	302,578

		1,208,419

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG *	26,700	189,041

Software & Services 0.1%
SAP AG	8,043	388,059

Telecommunication Services 0.7%
Deutsche Telekom AG - Reg’d	169,438	2,206,125

Transportation 0.3%
Deutsche Lufthansa AG - Reg’d *	15,659	260,400
Deutsche Post AG - Reg’d	44,302	718,558
Fraport AG	1,206	62,531

		1,041,489

Utilities 1.1%
E.ON AG (c)	65,404	2,411,951
RWE AG	12,203	1,003,795

		3,415,746

		26,772,193

See financial notes 5

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Greece 0.4%

Banks 0.2%
Alpha Bank A.E. *	24,497	198,409
EFG Eurobank Ergasias *	17,740	142,606
National Bank of Greece S.A. *	18,259	293,566
Piraeus Bank S.A. *	14,250	107,317

		741,898

Consumer Services 0.1%
OPAP S.A.	9,124	185,318

Diversified Financials 0.0%
Marfin Financial Group S.A. *	11,443	21,935

Energy 0.0%
Hellenic Petroleum S.A.	6,016	64,809
Motor Oil (Hellas) Corinth Refineries S.A.	2,111	25,757

		90,566

Food, Beverage & Tobacco 0.0%
Coca Cola Hellenic Bottling Co., S.A.	2,269	61,525

Telecommunication Services 0.1%
Hellenic Telecommunications Organization S.A. (OTE)	16,830	185,631

Utilities 0.0%
Public Power Corp. S.A. *	5,333	87,303

		1,374,176

Hong Kong 1.7%

Banks 0.2%
BOC Hong Kong (Holdings) Ltd.	90,500	216,591
Hang Seng Bank Ltd.	14,500	197,619
The Bank of East Asia Ltd.	32,470	115,210

		529,420

Capital Goods 0.3%
Hutchison Whampoa Ltd.	94,000	645,132
Jardine Matheson Holdings Ltd.	4,800	175,789
Jardine Strategic Holdings Ltd.	3,000	63,180
NWS Holdings Ltd.	17,000	29,710

		913,811

Consumer Durables & Apparel 0.0%
Yue Yuen Industrial Holdings Ltd.	18,500	64,452

Consumer Services 0.0%
Shangri-La Asia Ltd.	14,000	27,017
SJM Holdings Ltd.	99,000	63,973

		90,990

Diversified Financials 0.0%
Guoco Group Ltd.	4,000	41,600

Food, Beverage & Tobacco 0.0%
Tingyi (Cayman Islands) Holding Corp.	12,000	29,811

Materials 0.0%
Fosun International	43,000	33,400

Real Estate 0.6%
Cheung Kong (Holdings) Ltd.	25,500	314,462
Chinese Estates Holdings Ltd.	18,500	31,499
Country Garden Holdings Co.	86,000	26,561
Great Eagle Holdings Ltd.	11,000	30,782
Hang Lung Group Ltd.	14,000	68,394
Hang Lung Properties Ltd.	22,000	79,140
Henderson Land Development Co., Ltd.	16,569	104,432
Hongkong Land Holdings Ltd.	28,000	148,119
Kerry Properties Ltd.	10,500	48,436
New World Development Co., Ltd.	65,000	115,291
Sino Land Co., Ltd.	40,000	71,783
Sun Hung Kai Properties Ltd.	30,600	424,239
Swire Pacific Ltd., Class A	30,500	340,839
The Link REIT	23,500	57,652
The Wharf Holdings Ltd.	26,000	140,616
Wheelock & Co., Ltd.	11,000	34,243

		2,036,488

Retailing 0.1%
Esprit Holdings Ltd.	24,784	177,533
Li & Fung Ltd.	22,000	106,061

		283,594

Semiconductors & Semiconductor Equipment 0.0%
Semiconductor Manufacturing International Corp. *	919,000	98,735

Technology Hardware & Equipment 0.1%
Foxconn International Holdings Ltd. *	64,000	57,444
Kingboard Chemical Holdings Ltd.	7,000	37,528
Lenovo Group Ltd.	134,000	98,787

		193,759

Telecommunication Services 0.1%
Hutchison Telecommunications International Ltd. *	271,000	75,460
PCCW Ltd.	371,000	112,154

		187,614

Transportation 0.1%
Cathay Pacific Airways Ltd. *	40,800	84,987
MTR Corp., Ltd.	16,000	56,070
Orient Overseas International Ltd.	9,500	72,252

		213,309

Utilities 0.2%
Cheung Kong Infrastructure Holdings Ltd.	12,000	44,810
CLP Holdings Ltd.	42,000	294,226
Hong Kong & China Gas Co., Ltd.	46,290	112,325
Hongkong Electric Holdings Ltd.	27,500	162,270

		613,631

		5,330,614

Ireland 0.7%

Banks 0.3%
Allied Irish Banks plc *	214,453	406,782
Anglo Irish Bank Corp. plc (a) (b)	9,106	—
The Governor & Company of the Bank of Ireland *	267,368	586,508

		993,290

Food, Beverage & Tobacco 0.0%
Kerry Group plc, Class A	1,700	54,631

6 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Insurance 0.1%
Irish Life & Permament Group Holdings plc *	41,397	167,081

Materials 0.2%
CRH plc	19,455	556,354
Smurfit Kappa Group plc *	7,413	75,988

		632,342

Media 0.1%
WPP plc	40,601	430,465

Transportation 0.0%
Ryanair Holdings plc *	13,040	64,998

		2,342,807

Israel 0.3%

Banks 0.1%
Bank Hapoalim B.M. *	56,845	228,867
Bank Leumi Le-israel *	18,794	80,257

		309,124

Capital Goods 0.0%
Delek Group Ltd.	69	14,997
Discount Investment Corp. - Reg’d	1,886	43,366
IDB Holding Corp., Ltd.	97	2,941

		61,304

Energy 0.0%
Oil Refineries Ltd.	81,862	50,638

Materials 0.1%
Israel Chemicals Ltd.	4,778	57,190
The Israel Corp., Ltd. *	71	55,944

		113,134

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Teva Pharmaceutical Industries Ltd.	6,566	386,279

Telecommunication Services 0.0%
Bezeq Israeli Telecommunication Corp., Ltd.	42,570	103,969

		1,024,448

Italy 4.9%

Automobiles & Components 0.3%
Fiat S.p.A.	58,103	762,625
Pirelli & C. S.p.A. *	169,473	97,509

		860,134

Banks 1.5%
Banca Carige S.p.A. (Cassa di Risparmio di Genova e Imperia)	16,737	42,519
Banca Monte dei Paschi di Siena S.p.A.	161,866	224,115
Banca Popolare Di Milano Scarl	18,882	106,195
Banco Popolare Societa Cooperativa *	37,563	240,499
Credito Emiliano S.p.A. *	8,718	53,254
Intesa Sanpaolo *	422,692	1,393,156
UniCredit S.p.A. *	866,125	2,269,853
Unione di Banche Italiane S.C.P.A.	25,598	317,001

		4,646,592

Capital Goods 0.1%
C.I.R. S.p.A. - Compagnie Industriali Riunite *	20,035	42,455
Finmeccanica S.p.A.	17,465	223,754

		266,209

Consumer Durables & Apparel 0.0%
Benetton Group S.p.A.	4,166	35,815
Luxottica Group S.p.A.	1,686	46,197

		82,012

Consumer Services 0.0%
Autogrill S.p.A. *	3,407	41,500
Lottomatica S.p.A.	2,264	41,014

		82,514

Diversified Financials 0.1%
Exor S.p.A.	3,618	66,250
Mediobanca S.p.A. *	11,604	107,104

		173,354

Energy 1.0%
Eni S.p.A.	126,353	2,823,903
ERG S.p.A.	4,494	61,798
Saipem S.p.A.	4,701	175,542
Saras S.p.A.	19,513	46,917
Tenaris S.A.	6,879	138,125

		3,246,285

Food, Beverage & Tobacco 0.0%
Parmalat S.p.A.	31,641	83,292

Insurance 0.5%
Assicurazioni Generali S.p.A.	51,572	1,088,580
Fondiaria - Sai S.p.A.	8,433	116,815
Fondiaria-Sai S.p.A.	6,172	60,217
Mediolanum S.p.A.	7,444	37,835
Milano Assicurazioni S.p.A.	8,855	21,038
Premafin Finanziaria S.p.A. *	24,323	33,081
Unipol Gruppo Finanziario S.p.A. *	80,585	84,393

		1,441,959

Materials 0.1%
Buzzi Unicem S.p.A.	5,174	76,919
Italcementi S.p.A.	5,311	60,394
Italcementi S.p.A. - RNC	5,810	36,580
Italmobiliare S.p.A. *	2,733	83,515

		257,408

Media 0.1%
Mediaset S.p.A.	30,233	239,411

Telecommunication Services 0.6%
Telecom Italia S.p.A.	1,035,087	1,447,152
Telecom Italia S.p.A. - RNC	454,883	513,340

		1,960,492

Transportation 0.0%
Atlantia S.p.A.	7,333	156,069

Utilities 0.6%
A2A S.p.A.	52,682	89,051
Acea S.p.A.	2,958	30,118
Edison S.p.A.	23,789	32,505
Enel S.p.A.	304,380	1,594,621
Hera S.p.A.	19,430	41,244
Snam Rete Gas S.p.A.	19,764	93,861

See financial notes 7

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Terna - Rete Elettrica Nationale S.p.A.	23,081	93,559

		1,974,959

		15,470,690

Japan 16.2%

Automobiles & Components 2.2%
Aisin Seiki Co., Ltd.	6,000	182,334
Bridgestone Corp.	17,300	288,322
Daihatsu Motor Co., Ltd.	5,000	48,215
Denso Corp.	10,700	312,260
Fuji Heavy Industries Ltd. *	27,000	151,112
Honda Motor Co., Ltd.	33,900	1,147,092
Isuzu Motors Ltd. *	49,000	155,901
Mazda Motor Corp. *	75,000	221,480
Mitsubishi Motors Corp. *	88,000	120,512
Nissan Motor Co., Ltd. *	93,400	812,688
Nok Corp.	3,600	61,193
Sumitomo Rubber Industries Ltd.	6,500	58,101
Suzuki Motor Corp.	10,600	222,809
Toyoda Gosei Co., Ltd.	1,800	49,892
Toyota Auto Body Co., Ltd.	2,400	38,575
Toyota Boshoku Corp.	3,400	60,282
Toyota Industries Corp.	4,000	116,720
Toyota Motor Corp.	76,900	2,971,259
Yamaha Motor Co., Ltd. *	7,400	109,172

		7,127,919

Banks 1.2%
Chuo Mitsui Trust Holdings, Inc.	21,000	80,125
Fukuoka Financial Group, Inc.	12,000	52,065
Hokuhoku Financial Group, Inc.	17,000	33,802
Mitsubishi UFJ Financial Group, Inc.	285,234	1,486,363
Mizuho Financial Group, Inc.	268,516	517,035
Resona Holdings, Inc.	6,658	81,318
Shinsei Bank Ltd. (c)*	89,000	115,507
Sumitomo Mitsui Financial Group, Inc.	28,910	956,107
The Bank of Yokohama Ltd.	23,000	119,586
The Chiba Bank Ltd.	12,000	75,996
The Hachijuni Bank Ltd.	11,000	61,704
The Joyo Bank Ltd.	13,000	54,078
The Shizuoka Bank Ltd.	8,000	67,127
The Sumitomo Trust & Banking Co., Ltd.	29,000	175,379

		3,876,192

Capital Goods 2.2%
Amada Co., Ltd.	7,000	57,471
Asahi Glass Co., Ltd.	23,000	271,782
Daikin Industries Ltd.	3,200	120,673
Fanuc Ltd.	1,600	188,937
Fuji Electric Holdings Co., Ltd. *	37,000	111,143
Fujikura Ltd.	14,000	74,785
Hankyu Hanshin Holdings, Inc.	27,000	125,785
Hanwa Co., Ltd.	21,000	89,601
Hino Motors Ltd. *	13,700	68,966
Hitachi Construction Machinery Co., Ltd.	3,100	65,917
IHI Corp.	43,000	86,059
Itochu Corp.	35,000	303,228
JFE Shoji Holdings, Inc.	7,000	36,078
JGC Corp.	2,000	34,534
JS Group Corp.	6,100	119,633
JTEKT Corp.	10,600	121,800
Kajima Corp.	39,000	99,094
Kawasaki Heavy Industries Ltd.	43,000	134,805
Kinden Corp.	7,000	62,117
Komatsu Ltd.	18,800	378,958
Kubota Corp.	9,000	79,049
Marubeni Corp.	47,000	277,316
Matsushita Electric Works Ltd.	5,000	61,555
Mitsubishi Corp.	25,200	596,935
Mitsubishi Electric Corp. *	39,000	347,587
Mitsubishi Heavy Industries Ltd.	112,000	451,145
Mitsui & Co., Ltd.	34,700	521,509
NGK Insulators Ltd.	3,000	59,124
Nippon Sheet Glass Co., Ltd.	31,000	101,829
NSK Ltd.	11,000	83,909
NTN Corp.	14,000	61,479
Obayashi Corp.	29,000	129,577
Shimizu Corp.	28,000	112,163
SMC Corp.	700	100,331
Sojitz Corp.	198,400	357,789
Sumitomo Corp.	32,500	391,362
Sumitomo Electric Industries Ltd.	19,100	235,044
Sumitomo Heavy Industries Ltd. *	11,000	72,314
Taisei Corp.	45,000	102,524
The Furukawa Electric Co., Ltd.	15,000	74,353
Toyota Tsusho Corp.	10,700	159,580

		6,927,840

Commercial & Professional Supplies 0.2%
Dai Nippon Printing Co., Ltd.	16,000	221,660
Secom Co., Ltd.	2,300	99,855
Toppan Printing Co., Ltd.	19,000	173,268

		494,783

Consumer Durables & Apparel 1.1%
Casio Computer Co., Ltd.	7,500	58,976
Makita Corp.	2,200	68,193
NAMCO BANDAI Holdings, Inc.	5,700	56,876
Nikon Corp.	4,000	90,804
Panasonic Corp.	78,400	1,148,941
Sankyo Co., Ltd.	1,000	46,159
Sanyo Electric Co., Ltd. *	42,000	66,707
Sega Sammy Holdings, Inc.	5,300	69,288
Sekisui Chemical Co., Ltd.	14,000	95,611
Sekisui House Ltd.	15,000	142,981
Sharp Corp.	29,000	375,608
Sony Corp.	28,300	968,963
Sumitomo Forestry Co., Ltd.	8,100	68,300
Yamaha Corp.	5,200	63,601

		3,321,008

Consumer Services 0.0%
Oriental Land Co., Ltd.	800	56,651

Diversified Financials 0.4%
Acom Co., Ltd.	2,610	41,243
Aiful Corp. (c)	35,550	52,036
Credit Saison Co., Ltd.	10,400	152,103
Daiwa Securities Group, Inc.	39,000	201,720
Nomura Holdings, Inc.	52,400	362,194
ORIX Corp.	3,730	340,922

8 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Promise Co., Ltd. *	12,050	115,332
SBI Holdings, Inc.	390	83,648
Takefuji Corp. (c)	8,520	34,326

		1,383,524

Energy 0.4%
Cosmo Oil Co., Ltd.	72,000	194,087
Idemitsu Kosan Co., Ltd.	1,800	149,103
Inpex Corp.	14	98,520
JX Holdings, Inc. *	137,530	767,187
Showa Shell Sekiyu K.K.	8,100	54,929
TonenGeneral Sekiyu K.K.	16,000	136,538

		1,400,364

Food & Staples Retailing 0.3%
Aeon Co., Ltd.	32,400	370,970
Lawson, Inc.	1,300	57,394
Ryoshoku Ltd.	1,700	40,386
Seven & i Holdings Co., Ltd.	18,600	475,622
Uny Co., Ltd.	9,200	83,455

		1,027,827

Food, Beverage & Tobacco 0.3%
Ajinomoto Co., Inc.	12,000	112,708
Asahi Breweries Ltd.	8,300	149,096
Japan Tobacco, Inc.	96	332,683
Kirin Holdings Co., Ltd.	18,000	257,881
Nippon Meat Packers, Inc.	5,000	63,162
Nisshin Seifun Group, Inc.	5,000	61,464
Nissin Food Holdings Co., Ltd.	1,800	60,548
Yamazaki Baking Co., Ltd.	3,000	38,313

		1,075,855

Health Care Equipment & Services 0.1%
Alfresa Holdings Corp.	1,900	95,345
Medipal Holdings Corp.	10,800	134,650
Olympus Corp.	2,500	75,652
Suzuken Co., Ltd.	2,100	80,309
Terumo Corp.	1,300	66,229

		452,185

Household & Personal Products 0.1%
Kao Corp.	9,000	219,437
Shiseido Co., Ltd.	5,000	104,817

		324,254

Insurance 0.3%
MS&AD Insurance Group Holdings, Inc.	9,190	264,144
NKSJ Holdings, Inc. *	32,900	238,865
T&D Holdings, Inc.	7,150	186,775
Tokio Marine Holdings, Inc.	11,100	330,454

		1,020,238

Materials 1.4%
Asahi Kasei Corp.	32,000	179,891
DIC Corp.	27,000	57,866
Hitachi Chemical Co., Ltd.	3,700	80,354
Hitachi Metals Ltd.	5,000	53,651
JFE Holdings, Inc.	12,900	460,038
JSR Corp.	4,500	91,102
Kaneka Corp.	8,000	50,487
Kobe Steel Ltd. *	113,000	252,205
Kuraray Co., Ltd.	7,000	91,637
Mitsubhishi Gas Chemical Co., Inc.	8,000	48,240
Mitsubishi Chemical Holdings Corp.	42,500	226,829
Mitsubishi Materials Corp. *	46,000	137,877
Mitsui Chemicals, Inc.	40,000	131,388
Nippon Paper Group, Inc.	5,243	147,247
Nippon Steel Corp.	154,000	546,370
Nisshin Steel Co., Ltd.	26,000	54,980
Nitto Denko Corp.	3,100	121,129
Oji Paper Co., Ltd.	32,000	150,751
Shin-Etsu Chemical Co., Ltd.	5,000	288,228
Showa Denko K.K.	41,000	93,191
Sumitomo Chemical Co., Ltd.	39,000	184,288
Sumitomo Metal Industries Ltd.	97,000	263,297
Sumitomo Metal Mining Co., Ltd.	10,000	147,945
Taiheiyo Cement Corp. *	59,000	83,434
Teijin Ltd.	28,000	89,345
Toray Industries, Inc.	26,000	149,421
Tosoh Corp.	20,000	56,308
Toyo Seikan Kaisha Ltd.	5,000	86,028
Ube Industries Ltd.	20,000	50,553

		4,374,080

Media 0.1%
Dentsu, Inc.	4,801	130,675
Fuji Television Network, Inc.	27	43,348
Hakuhodo Dy Holdings, Inc.	1,400	79,531
Nippon Television Network Corp.	280	41,846
Tokyo Broadcasting System Holdings, Inc.	2,600	44,957

		340,357

Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Astellas Pharma, Inc.	6,100	213,591
Chugai Pharmaceutical Co., Ltd.	2,600	47,038
Daiichi Sankyo Co., Ltd.	8,100	140,764
Dainippon Sumitomo Pharma Co., Ltd.	3,200	26,500
Eisai Co., Ltd.	3,600	123,042
Kyowa Hakko Kirin Co., Ltd.	6,000	62,956
Mitsubishi Tanabe Pharma Corp.	4,000	52,924
Ono Pharmaceutical Co., Ltd.	1,500	62,137
Shionogi & Co., Ltd.	2,000	36,104
Taisho Pharmaceutical Co., Ltd.	4,000	72,752
Takeda Pharmaceutical Co., Ltd.	11,900	510,930

		1,348,738

Real Estate 0.3%
Daito Trust Construction Co., Ltd.	2,000	106,613
Daiwa House Industry Co., Ltd.	14,000	150,636
Leopalace21 Corp. *	11,500	71,494
Mitsubishi Estate Co., Ltd.	12,000	216,330
Mitsui Fudosan Co., Ltd.	15,000	277,789
Sumitomo Realty & Development Co., Ltd.	7,500	153,892
Tokyu Land Corp.	11,000	47,018

		1,023,772

Retailing 0.3%
Canon Marketing Japan, Inc.	3,900	60,967
Fast Retailing Co., Ltd.	1,200	181,839
Isetan Mitsukoshi Holdings Ltd.	5,600	64,673
Marui Group Co., Ltd.	10,300	81,424
Takashimaya Co., Ltd.	8,000	75,845
The Daiei, Inc. (c)*	28,300	131,196

See financial notes 9

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Yamada Denki Co., Ltd.	2,240	175,154

		771,098

Semiconductors & Semiconductor Equipment 0.2%
NEC Electronics Corp. *	4,600	62,845
Rohm Co., Ltd.	2,800	207,508
Sumco Corp.	2,800	61,943
Tokyo Electron Ltd.	2,100	137,682

		469,978

Software & Services 0.2%
Nintendo Co., Ltd.	1,430	480,376
Nomura Research Institute Ltd.	2,800	71,439
NTT Data Corp.	25	90,262
Oracle Corp. Japan	700	34,691
Yahoo! Japan Corp.	64	24,504

		701,272

Technology Hardware & Equipment 1.9%
Alps Electric Co., Ltd. *	10,200	74,223
Brother Industries Ltd.	7,700	93,519
Canon, Inc.	25,100	1,148,156
FUJIFILM Holdings Corp.	11,200	383,841
Fujitsu Ltd.	62,000	435,982
Hitachi High-Technologies Corp.	2,400	52,327
Hitachi Ltd. *	222,000	975,718
Hoya Corp.	5,000	138,295
Ibiden Co., Ltd.	2,100	75,621
Keyence Corp.	330	78,852
Konica Minolta Holdings, Inc.	11,400	144,201
Kyocera Corp.	3,200	321,300
Murata Manufacturing Co., Ltd.	3,500	207,125
NEC Corp. *	157,000	516,923
Nidec Corp.	700	71,820
Nippon Electric Glass Co., Ltd.	5,000	76,247
OMRON Corp.	5,700	132,519
Ricoh Co., Ltd.	17,000	288,790
Seiko Epson Corp.	7,100	125,777
Tdk Corp.	2,000	128,001
Toshiba Corp. *	89,000	513,044

		5,982,281

Telecommunication Services 0.8%
KDDI Corp.	100	482,152
Nippon Telegraph & Telephone Corp.	25,104	1,021,822
NTT DoCoMo, Inc.	479	745,224
SOFTBANK Corp.	5,700	127,480

		2,376,678

Transportation 0.8%
All Nippon Airways Co., Ltd.	17,000	53,927
Central Japan Railway Co.	44	358,287
East Japan Railway Co.	6,718	449,392
Kawasaki Kisen Kaisha Ltd. *	37,000	157,250
Keio Corp.	10,100	65,308
Kintetsu Corp.	22,000	69,576
Mitsui O.S.K. Lines Ltd.	34,000	254,190
Nagoya Railroad Co., Ltd.	12,000	33,458
Nippon Express Co., Ltd.	33,000	155,473
Nippon Yusen Kabushiki Kaisha	60,000	246,673
Odakyu Electric Railway Co., Ltd.	8,000	66,777
Tobu Railway Co., Ltd.	13,000	68,585
Tokyu Corp.	29,000	121,115
West Japan Railway Co.	51	185,376
Yamato Holdings Co., Ltd.	8,000	114,318

		2,399,705

Utilities 1.0%
Chubu Electric Power Co., Inc.	16,300	378,708
Electric Power Development Co., Ltd.	5,600	172,580
Hokkaido Electric Power Co., Inc.	4,500	87,318
Hokuriku Electric Power Co.	5,300	109,677
Kyushu Electric Power Co., Inc.	12,200	246,817
Osaka Gas Co., Ltd.	43,000	149,635
Shikoku Electric Power Co., Inc.	3,100	83,084
The Chugoku Electric Power Co., Inc.	8,300	158,559
The Kansai Electric Power Co., Inc.	20,600	458,361
The Tokyo Electric Power Co., Inc.	29,600	742,853
Toho Gas Co., Ltd.	9,000	45,542
Tohoku Electric Power Co., Inc.	12,300	250,825
Tokyo Gas Co., Ltd.	47,000	199,729

		3,083,688

		51,360,287

Luxembourg 0.5%

Materials 0.4%
ArcelorMittal N.V.	34,023	1,324,011

Media 0.1%
RTL Group	687	55,115
SES FDR	4,757	109,025

		164,140

		1,488,151

Mauritius 0.0%

Food, Beverage & Tobacco 0.0%
Golden Agri-Resources Ltd. *	76,000	32,104

Netherlands 3.8%

Capital Goods 0.4%
European Aeronautic Defence & Space Co.	13,047	242,321
Koninklijke BAM Groep N.V.	10,607	79,514
Koninklijke Philips Electronics N.V.	24,478	821,950

		1,143,785

Commercial & Professional Supplies 0.1%
Randstad Holding N.V. *	3,359	170,197

Diversified Financials 1.6%
ING Groep N.V. CVA *	556,490	4,911,755
SNS Reaal *	9,180	53,051

		4,964,806

Energy 0.0%
SBM Offshore N.V.	3,868	76,116

Food & Staples Retailing 0.1%
Koninklijke Ahold N.V.	36,747	503,879

Food, Beverage & Tobacco 0.6%
Heineken Holding N.V.	3,203	131,110
Heineken N.V.	3,481	162,311

10 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Nutreco Holding N.V.	1,138	71,201
Unilever N.V.	47,328	1,439,850

		1,804,472

Insurance 0.3%
Aegon N.V. *	134,026	937,377

Materials 0.2%
Akzo Nobel N.V.	7,668	453,444
Koninklijke DSM N.V.	5,885	262,864

		716,308

Media 0.1%
Reed Elsevier N.V.	6,375	75,924
Wolters Kluwer N.V.	6,603	134,911

		210,835

Real Estate 0.0%
Corio N.V. (c)	2,041	118,077

Semiconductors & Semiconductor Equipment 0.1%
ASML Holding N.V.	2,834	92,988
STMicroelectronics N.V.	19,327	178,962

		271,950

Telecommunication Services 0.2%
Koninklijke (Royal) KPN N.V.	48,534	728,154

Transportation 0.1%
TNT N.V.	9,857	301,228

		11,947,184

New Zealand 0.1%

Materials 0.0%
Fletcher Building Ltd.	26,141	158,651

Telecommunication Services 0.1%
Telecom Corp. of New Zealand Ltd.	125,718	196,604

		355,255

Norway 1.0%

Banks 0.1%
DnB NOR A.S.A. (c)*	28,427	336,437

Capital Goods 0.1%
Orkla A.S.A. (c)	29,414	246,697

Energy 0.4%
Aker Solutions A.S.A.	7,150	119,492
Frontline Ltd.	2,734	99,713
Statoil A.S.A.	48,623	1,175,690

		1,394,895

Insurance 0.1%
Storebrand A.S.A. *	17,177	129,188

Materials 0.2%
Norsk Hydro A.S.A. *	72,792	558,975
Yara International A.S.A.	3,100	107,412

		666,387

Telecommunication Services 0.1%
Telenor A.S.A. *	25,984	369,390

		3,142,994

Portugal 0.4%

Banks 0.1%
Banco BPI S.A. - Reg’d	9,349	21,013
Banco Comercial Portugues S.A. - Reg’d	157,529	147,952
Banco Espirito Santo, S.A. - Reg’d	10,476	50,150

		219,115

Capital Goods 0.0%
Sonae	40,238	44,262

Energy 0.0%
Galp Energia, SGPS, S.A., B Shares	3,725	59,720

Food & Staples Retailing 0.1%
Jeronimo Martins, SGPS, S.A.	6,418	66,410

Materials 0.0%
Cimpor-Cimentos de Portugal, SGPS, S.A.	3,549	25,740

Telecommunication Services 0.1%
Portugal Telecom, SGPS, S.A. - Reg’d (c)	33,585	341,802

Transportation 0.0%
Brisa Auto-Estradas de Portugal SA	9,348	66,266

Utilities 0.1%
EDP - Energias de Portugal S.A.	82,636	295,734

		1,119,049

Republic of Korea 4.0%

Automobiles & Components 0.4%
Hyundai Mobis	1,003	166,474
Hyundai Motor Co.	5,880	717,107
Kia Motors Corp.	8,090	197,395

		1,080,976

Banks 0.4%
Hana Financial Group, Inc.	4,820	149,920
Industrial Bank Of Korea	5,110	71,060
KB Financial Group, Inc. *	5,502	268,078
Korea Exchange Bank	8,700	106,188
Shinhan Financial Group Co., Ltd.	12,210	519,385
Woori Finance Holdings Co., Ltd.	9,030	143,260

		1,257,891

Capital Goods 0.9%
CJ Corp.	1,090	62,988
Daelim Industrial Co., Ltd.	1,564	88,831
Daewoo Engineering & Construction Co., Ltd.	6,330	58,889
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	3,290	62,513
Doosan Corp.	1,437	156,938
Doosan Heavy Industries & Construction Co., Ltd.	807	59,187
GS Engineering & Construction Corp.	923	69,769
Hyundai Engineering & Construction Co., Ltd.	1,150	55,539
Hyundai Heavy Industries Co., Ltd.	1,185	268,198
KCC Corp.	200	56,226
LG Corp.	7,795	531,497

See financial notes 11

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
LG International Corp.	3,170	93,198
LS Corp.	1,106	90,207
Samsung C&T Corp.	3,600	170,232
Samsung Heavy Industries Co., Ltd.	4,510	103,497
SK Holdings Co., Ltd.	9,528	749,245
SK Networks Co., Ltd.	6,110	60,811
STX Corp. *	4,860	83,310
STX Offshore & Shipbuilding Co., Ltd.	5,570	67,331

		2,888,406

Consumer Durables & Apparel 0.2%
LG Electronics, Inc.	4,776	520,763

Diversified Financials 0.0%
Samsung Card Co., Ltd.	680	33,758

Energy 0.2%
GS Holdings	3,680	128,004
S-Oil Corp.	4,890	249,259
SK Energy Co., Ltd.	1,560	169,972

		547,235

Food & Staples Retailing 0.0%
Shinsegae Co., Ltd.	210	96,281

Food, Beverage & Tobacco 0.0%
KT&G Corp.	1,523	76,950

Insurance 0.1%
Samsung Fire & Marine Insurance Co., Ltd.	850	157,135

Materials 0.5%
Dongkuk Steel Mill Co., Ltd.	3,430	71,713
Hanwha Chemical Corp.	2,780	41,822
Hanwha Corp.	4,810	177,876
Honam Petrochemical Corp.	605	78,431
Hyosung Corp.	1,149	81,559
INI Steel Co.	849	69,235
Korea Kumho Petrochemical Co., Ltd. *	4,240	140,866
LG Chem Ltd.	763	192,944
POSCO	1,885	845,297

		1,699,743

Retailing 0.0%
Lotte Shopping Co., Ltd.	215	60,981

Semiconductors & Semiconductor Equipment 0.8%
Hynix Semiconductor, Inc. *	11,480	290,564
Samsung Electronics Co., Ltd.	2,871	2,182,931

		2,473,495

Technology Hardware & Equipment 0.1%
LG Display Co., Ltd.	7,020	298,550
Samsung SDI Co., Ltd.	786	104,715

		403,265

Telecommunication Services 0.2%
KT Corp.	7,530	334,205
LG Telecom Ltd.	9,220	69,545
SK Telecom Co., Ltd.	1,689	263,585

		667,335

Transportation 0.1%
Hyundai Merchant Marine Co., Ltd.	2,320	56,622
Korea Express Co., Ltd. *	1,094	61,381
Korean Air Lines Co., Ltd. *	1,210	75,970

		193,973

Utilities 0.1%
Korea Electric Power Corp. *	11,510	349,178
Korea Gas Corp.	1,490	60,026

		409,204

		12,567,391

Singapore 0.8%

Banks 0.3%
DBS Group Holdings Ltd.	30,056	330,946
Oversea-Chinese Banking Corp., Ltd.	36,897	234,329
United Overseas Bank Ltd.	21,238	310,710

		875,985

Capital Goods 0.2%
Fraser & Neave Ltd.	31,000	110,153
Keppel Corp., Ltd.	23,000	163,196
Noble Group Ltd.	73,157	158,669
SembCorp Industries Ltd.	15,000	45,624
Singapore Technologies Engineering Ltd.	15,100	34,682

		512,324

Food, Beverage & Tobacco 0.0%
Wilmar International Ltd.	16,166	81,170

Media 0.0%
Singapore Press Holdings Ltd.	22,000	65,712

Real Estate 0.1%
Capitaland Ltd.	52,000	140,463
City Developments Ltd.	16,000	122,921

		263,384

Retailing 0.0%
Jardine Cycle & Carriage Ltd.	5,000	109,936

Telecommunication Services 0.1%
Singapore Telecommunications Ltd.	150,486	331,940
StarHub Ltd.	20,000	33,947

		365,887

Transportation 0.1%
Neptune Orient Lines Ltd.	60,146	94,345
Singapore Airlines Ltd.	15,270	167,645

		261,990

		2,536,388

Spain 4.3%

Banks 2.1%
Banco Bilbao Vizcaya Argentaria S.A.	147,247	1,936,618
Banco de Sabadell S.A. (c)	48,119	244,150
Banco Espanol de Credito S.A.	4,678	47,933
Banco Popular Espanol S.A.	49,501	350,495
Banco Santander S.A. (c)	299,020	3,802,142
Bankinter S.A.	8,835	65,225
Caja de Ahorros del Mediterraneo	10,498	83,995

		6,530,558

12 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Capital Goods 0.2%
ACS, Actividades de Construccion y Servicios S.A.	5,915	268,220
Fomento de Construcciones y Contratas S.A.	3,019	98,793
Gamesa Corp. Tecnologica S.A.	5,963	73,273
Sacyr Vallehermoso S.A. (c)*	6,274	47,869
Zardoya Otis S.A.	1,744	27,230

		515,385

Diversified Financials 0.0%
Criteria Caixacorp S.A.	19,933	99,407

Energy 0.5%
Repsol YPF S.A.	61,353	1,440,552

Insurance 0.0%
Mapfre S.A.	26,345	86,230

Materials 0.1%
Acerinox S.A.	6,696	133,302
Cementos Portland Valderrivas S.A.	1,199	27,525

		160,827

Media 0.0%
Gestevision Telecinco S.A.	2,668	37,937
Promotora de Informaciones S.A. (Prisa) *	7,970	33,118

		71,055

Retailing 0.0%
Industria de Diseno Textil S.A.	2,484	153,743

Telecommunication Services 0.8%
Telefonica S.A. (c)	109,303	2,474,095

Transportation 0.1%
Abertis Infraestructuras S.A.	6,570	114,418
Iberia Lineas Aereas de Espana S.A. *	74,701	249,727

		364,145

Utilities 0.5%
Acciona S.A.	850	84,253
EDP Renovaveis S.A. *	3,972	28,237
Enagas	1,445	28,979
Endesa S.A.	4,477	127,480
Gas Natural SDG S.A.	11,856	202,415
Iberdrola Renovables S.A.	13,588	52,678
Iberdrola S.A.	127,251	1,009,868
Red Electrica Corporacion S.A.	976	46,242
Sociedad General de Aguas de Barcelona S.A.	1,145	30,281

		1,610,433

		13,506,430

Sweden 2.5%

Banks 0.6%
Nordea Bank AB	98,878	964,676
Skandinaviska Enskilda Banken AB, A Shares (c)*	60,263	410,797
Svenska Handelsbanken AB, A Shares (c)	15,020	421,183
Swedbank AB, A Shares *	24,338	262,047

		2,058,703

Capital Goods 0.8%
AB SKF, B Shares (c)	11,743	234,250
Alfa Laval AB (c)	4,419	65,845
Assa Abloy AB, B Shares (c)	7,203	166,080
Atlas Copco AB, A Shares (c)	8,132	130,796
Atlas Copco AB, B Shares (c)	6,160	89,239
NCC AB, B Shares	7,286	112,374
Sandvik AB	27,567	395,114
Scania AB, B Shares	18,507	322,956
Skanska AB, B Shares	15,700	260,139
Volvo AB, A Shares *	24,578	298,455
Volvo AB, B Shares *	51,815	642,839

		2,718,087

Commercial & Professional Supplies 0.0%
Securitas AB, B Shares	9,000	94,777

Consumer Durables & Apparel 0.1%
Electrolux AB, B Shares *	8,614	221,541

Diversified Financials 0.2%
Industrivarden AB, A Shares	10,738	153,359
Investor AB, B Shares (c)	19,756	373,747
Ratos AB	2,427	75,951

		603,057

Materials 0.2%
Boliden AB (c)	7,982	109,820
Holmen AB, B Shares	3,948	99,568
SSAB Svenskt Stal AB, A Shares	6,700	117,318
Svenska Cellulosa AB, B Shares (c)	23,953	312,105

		638,811

Retailing 0.1%
Hennes & Mauritz AB, B Shares (c)	3,841	245,089

Technology Hardware & Equipment 0.3%
Telefonaktiebolaget LM Ericsson, B Shares	71,743	827,952

Telecommunication Services 0.2%
Tele2 AB, B Shares	10,595	179,054
TeliaSonera AB	59,080	404,945

		583,999

Transportation 0.0%
SAS AB (c)*	519,004	91,987

		8,084,003

Switzerland 4.2%

Capital Goods 0.2%
ABB Ltd. - Reg’d *	20,352	390,382
Geberit AG - Reg’d	400	70,989
Schindler Holding AG - Reg’d	530	46,034

		507,405

Commercial & Professional Supplies 0.1%
Adecco S.A. - Reg’d	4,071	239,447
SGS S.A. - Reg’d	64	83,133

		322,580

Consumer Durables & Apparel 0.1%
Compagnie Financiere Richemont S.A., Series A	5,647	208,283
Swatch Group AG - Bearer Shares	345	101,072

See financial notes 13

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Swatch Group AG - Reg’d	776	42,316

		351,671

Diversified Financials 0.9%
Credit Suisse Group AG - Reg’d	27,845	1,278,023
GAM Holding Ltd. *	11,105	137,941
Julius Baer Group Ltd.	2,523	86,711
Pargesa Holding S.A.	1,062	86,339
UBS AG - Reg’d *	86,897	1,346,223

		2,935,237

Energy 0.0%
Petroplus Holdings AG *	4,773	85,108

Food, Beverage & Tobacco 0.7%
Nestle S.A. - Reg’d	46,066	2,254,051

Insurance 0.7%
Baloise Holding AG - Reg’d	1,517	119,451
Helvetia Patria Holding AG - Reg’d	242	73,946
Swiss Life Holding AG - Reg’d *	2,702	328,443
Swiss Reinsurance Co., Ltd. - Reg’d	15,274	662,410
Zurich Financial Services AG	4,751	1,053,271

		2,237,521

Materials 0.3%
Clariant AG - Reg’d *	9,760	134,661
Givaudan S.A. - Reg’d	98	85,277
Holcim Ltd. - Reg’d	5,803	432,431
Syngenta AG - Reg’d	1,052	266,545

		918,914

Pharmaceuticals, Biotechnology & Life Sciences 1.1%
Novartis AG - Reg’d	35,862	1,828,415
Roche Holding AG	10,468	1,652,783

		3,481,198

Telecommunication Services 0.1%
Swisscom AG - Reg’d	506	171,717

Transportation 0.0%
Kuehne & Nagel International AG - Reg’d	616	64,464

Utilities 0.0%
BKW FMB Energie AG	324	21,588

		13,351,454

United Kingdom 20.1%

Automobiles & Components 0.0%
GKN plc *	67,343	139,712

Banks 3.1%
Barclays plc	454,366	2,333,992
Bradford & Bingley plc (a) (b)	87,225	—
HSBC Holdings plc	421,711	4,294,031
Lloyds Banking Group plc *	1,110,832	1,111,378
Royal Bank of Scotland Group plc *	1,715,988	1,404,196
Standard Chartered plc	27,123	723,491

		9,867,088

Capital Goods 0.5%
BAE Systems plc	90,966	476,772
Balfour Beatty plc	20,256	85,736
Bunzl plc	7,222	84,101
Rolls-Royce Group plc *	26,946	237,433
Rolls-Royce Group plc, C Shares (a) (b)*	2,861,010	4,378
Smiths Group plc	8,844	152,063
Tomkins plc	37,505	141,885
Travis Perkins plc *	8,235	106,358
Wolseley plc *	14,575	364,009

		1,652,735

Commercial & Professional Supplies 0.2%
Capita Group plc	6,403	78,096
Experian plc	13,193	121,967
G4S plc	24,020	97,773
Hays plc	44,769	76,087
Rentokil Initial plc *	50,250	97,457

		471,380

Consumer Durables & Apparel 0.1%
Barratt Developments plc *	71,850	135,974
Persimmon plc *	20,134	146,064
Taylor Wimpey plc *	239,275	147,993

		430,031

Consumer Services 0.7%
Carnival plc	17,906	775,675
Compass Group plc	41,958	341,235
Enterprise Inns plc *	57,704	112,613
InterContinental Hotels Group plc	7,560	133,289
Ladbrokes plc	43,822	104,122
Mitchells & Butlers plc *	29,079	145,283
Punch Taverns plc *	85,214	115,518
Thomas Cook Group plc	38,486	145,996
Tui Travel plc	27,974	119,341
Whitbread plc	5,588	130,587
William Hill plc	25,863	80,811

		2,204,470

Diversified Financials 0.2%
3i Group plc	21,686	89,460
ICAP plc	13,303	76,751
Investec plc	21,735	171,903
London Stock Exchange Group plc	4,573	47,574
Man Group plc	60,034	221,629
Schroders plc	2,638	55,771
Schroders plc - Non Voting Shares	1,041	17,593

		680,681

Energy 4.7%
AMEC plc	7,434	94,472
BG Group plc	42,233	713,848
BP plc	698,355	6,090,974
Royal Dutch Shell plc, A Share	149,307	4,650,428
Royal Dutch Shell plc, B Share	114,350	3,447,476

		14,997,198

Food & Staples Retailing 0.7%
J Sainsbury plc	77,792	400,902
Tesco plc	202,927	1,345,954
William Morrison Supermarkets plc	68,746	304,147

		2,051,003

Food, Beverage & Tobacco 1.4%
Associated British Foods plc	9,116	140,046
British American Tobacco plc	32,707	1,028,459
Diageo plc	49,751	848,509
Imperial Tobacco Group plc	16,834	479,567

14 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
SABMiller plc	15,733	493,230
Tate & Lyle plc	19,297	134,335
Unilever plc	48,884	1,468,971

		4,593,117

Health Care Equipment & Services 0.0%
Smith & Nephew plc	9,787	101,467

Household & Personal Products 0.1%
Reckitt Benckiser Group plc	7,439	386,440

Insurance 1.0%
Amlin plc	10,883	62,268
Aviva plc	213,068	1,126,355
Legal & General Group plc	293,528	381,684
Old Mutual plc *	260,683	460,072
Prudential plc	74,208	651,501
RSA Insurance Group plc	133,666	247,398
Standard Life plc	77,558	235,952

		3,165,230

Materials 2.1%
Anglo American plc *	29,153	1,238,295
Antofagasta plc	6,230	94,458
BHP Billiton plc	70,410	2,149,644
Eurasian Natural Resources Corp.	3,671	68,061
Johnson Matthey plc	6,299	167,522
Kazakhmys plc *	4,082	86,480
Lonmin plc *	3,180	91,872
Mondi plc	21,925	147,998
Rexam plc	34,252	168,892
Rio Tinto plc	30,059	1,554,063
Vedanta Resources plc	2,256	86,238
Xstrata plc *	41,519	681,071

		6,534,594

Media 0.3%
British Sky Broadcasting Group plc	20,628	193,088
ITV plc *	120,107	123,210
Pearson plc	19,375	309,631
Reed Elsevier plc	13,459	105,369
United Business Media Ltd.	18,081	152,640
Yell Group plc *	216,250	179,706

		1,063,644

Pharmaceuticals, Biotechnology & Life Sciences 1.2%
AstraZeneca plc	34,707	1,533,585
GlaxoSmithKline plc	128,365	2,382,577

		3,916,162

Real Estate 0.2%
British Land Co. plc	21,690	154,027
Hammerson plc	18,365	107,204
Land Securities Group plc	25,734	257,352
Liberty International plc	13,378	99,758
Segro plc	18,173	85,782

		704,123

Retailing 0.5%
Carphone Warehouse Group PLC *	5,151	15,230
DSG International plc *	364,219	183,253
Home Retail Group plc	46,262	193,973
Inchcape plc *	287,539	150,558
Kesa Electricals plc	51,733	98,302
Kingfisher plc	95,554	364,165
Marks & Spencer Group plc	64,804	362,383
Next plc	4,497	157,157

		1,525,021

Software & Services 0.1%
Logica plc	58,290	121,953
The Sage Group plc	25,057	93,651

		215,604

Telecommunication Services 1.9%
BT Group plc	577,400	1,111,083
Cable & Wireless Communications plc	79,428	75,044
Cable & Wireless Worldwide *	79,428	105,001
TalkTalk Telecom Group plc *	10,102	19,630
Vodafone Group plc	2,076,952	4,602,215

		5,912,973

Transportation 0.2%
Arriva plc	8,829	102,865
British Airways plc (c)*	34,942	121,147
easyJet plc *	6,120	43,982
FirstGroup plc	18,023	104,735
National Express Group plc	24,671	90,061

		462,790

Utilities 0.9%
Centrica plc	141,873	637,270
Drax Group plc	21,839	120,519
International Power plc	41,836	211,761
National Grid plc	88,240	850,891
Pennon Group plc	8,773	69,692
Scottish & Southern Energy plc	28,483	472,358
Severn Trent plc	7,606	134,495
United Utilities Group plc	32,281	264,164

		2,761,150

		63,836,613

United States 0.0%

Health Care Equipment & Services 0.0%
Synthes, Inc.	445	50,495

Total Common Stock (Cost $308,271,427)		313,461,851

Preferred Stock 0.4% of net assets

Germany 0.4%

Automobiles & Components 0.2%
Volkswagen AG (c)	7,718	745,659

Health Care Equipment & Services 0.1%
Fresenius SE	1,716	124,406

Household & Personal Products 0.1%
Henkel KGaA	2,762	148,089

Materials 0.0%
Dyckerhoff AG	1,063	60,827

Media 0.0%
ProSiebenSat.1 Media AG	4,776	89,723

		1,168,704

See financial notes 15

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Italy 0.0%

Diversified Financials 0.0%
Istituto Finanziario Industriale S.p.A.	1,662	18,581

Insurance 0.0%
Unipol Gruppo Finanziario S.p.A. *	81,162	58,223

		76,804

Switzerland 0.0%

Capital Goods 0.0%
Schindler Holding AG	253	22,224

Total Preferred Stock (Cost $1,361,286)		1,267,732

Rights 0.0% of net assets

France 0.0%
Technicolor (c)*	49,056	10,973

Total Rights (Cost $42,623)		10,973

Warrants 0.0% of net assets

France 0.0%
Fonciere Des Regions *	929	872
Technicolor (a) (c)	49,056	—

		872

Hong Kong 0.0%
Henderson Land Development (a)*	3,313	—
Kingboard Chemicals Holdings (a)	700	207

		207

Italy 0.0%
Mediobanca Spa *	8,339	732
Unione di Banche Italiane S.C.P.A. *	16,309	673

		1,405

Total Warrants (Cost $2,575)		2,484

End of Investments.

Collateral Invested for Securities on Loan 9.3% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	29,519,342	29,519,342

Total Collateral Invested for Securities on Loan (Cost $29,519,342)		29,519,342

Total Collateral Invested for Securities on Loan

At 04/30/10, the tax basis cost of the fund’s investments was $335,942,204 and the unrealized appreciation and depreciation were $7,422,417 and ($28,621,581), respectively, with a net unrealized depreciation of ($21,199,164).

At 04/30/10, the values of certain foreign securities held by the fund aggregating $288,274,041 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $4,378 or 0.0% of net assets.
(c)	All or a portion of this security is on loan.

CVA —	Dutch Certificate.
FDR —	Fiduciary Depositary Receipt.
IDB —	Industrial development board.
Reg’d —	Registered
REIT —	Real Estate Investment Trust.

16 See financial notes

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings as of April 30, 2010 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

	96.2%	Common Stock	53,109,541	57,699,504
	0.4%	Preferred Stock	150,387	225,268
	—%	Rights	1,055	12,791
	—%	Warrants	—	597
	2.8%	Other Investment Company	1,723,148	1,687,330
	0.6%	Short-Term Investment	339,012	339,012

	100.0%	Total Investments	55,323,143	59,964,502
	1.9%	Collateral Invested for Securities on Loan	1,121,234	1,121,234
(1	.9)%	Other Assets and Liabilities, Net		(1,134,232)

	100.0%	Total Net Assets		59,951,504

	Number	Value
Security	of Shares	($)

Common Stock 96.2% of net assets

Australia 5.8%

Banks 0.3%
Bank of Queensland Ltd.	6,898	79,921
Bendigo & Adelaide Bank Ltd.	10,488	94,842

		174,763

Capital Goods 0.7%
Alesco Corp., Ltd.	7,076	19,307
Boart Longyear Group *	77,651	23,179
Bradken Ltd.	3,828	25,621
Crane Group Ltd.	6,489	53,948
CSR Ltd.	58,217	92,785
Emeco Holdings Ltd.	42,343	26,670
GWA International Ltd.	10,701	31,306
Hills Industries Ltd.	12,147	27,959
Monadelphous Group Ltd.	1,843	26,132
UGL Ltd.	4,955	66,999

		393,906

Commercial & Professional Supplies 0.3%
Campbell Brothers Ltd.	923	25,322
Corporate Express Australia Ltd.	5,109	26,182
Downer EDI Ltd.	9,399	60,091
Skilled Group Ltd.	10,088	12,621
Spotless Group Ltd.	15,441	39,993
Transfield Services Ltd.	12,847	46,849

		211,058

Consumer Durables & Apparel 0.1%
Billabong International Ltd.	6,203	65,153

Consumer Services 0.2%
A.B.C. Learning Centres Ltd. (a)(b)	9,091	—
Aristocrat Leisure Ltd.	17,922	70,347
Flight Centre Ltd.	1,670	30,406

		100,753

Diversified Financials 0.4%
ASX Ltd.	2,672	80,782
Challenger Financial Services Group Ltd.	12,322	46,760
IOOF Holdings Ltd.	4,198	25,390
Perpetual Ltd.	1,666	52,709
Platinum Asset Management Ltd.	2,821	13,177

		218,818

Energy 0.3%
AWE Ltd. *	12,140	27,436
Beach Energy Ltd.	52,927	38,083
Centennial Coal Co., Ltd.	10,387	40,423
Energy Resources of Australia Ltd.	410	5,928
New Hope Corp., Ltd.	4,206	19,105
Oil Search Ltd.	14,405	74,835

		205,810

Food & Staples Retailing 0.1%
AWB Ltd. *	67,988	64,280

Food, Beverage & Tobacco 0.2%
Elders Ltd. *	37,183	40,771
Goodman Fielder Ltd.	64,661	86,794

		127,565

Health Care Equipment & Services 0.5%
Ansell Ltd.	3,709	43,752
Australian Pharmaceutical Industries Ltd.	61,964	31,794
Cochlear Ltd.	625	42,595
Healthscope Ltd.	10,272	41,262
Primary Health Care Ltd.	13,353	50,004
Ramsay Health Care Ltd.	3,364	42,003
Sigma Pharmaceuticals Ltd.	56,165	23,220

		274,630

Materials 0.9%
Adelaide Brighton Ltd.	13,191	35,483
Gunns Ltd.	78,466	37,668
Iluka Resources Ltd. *	11,129	47,390
Lihir Gold Ltd.	33,829	119,546
Macarthur Coal Ltd.	2,978	41,719
Minara Resources Ltd. *	61,460	49,149
Mount Gibson Iron Ltd. *	16,573	25,600
OZ Minerals Ltd. *	79,692	83,882
PaperlinX Ltd. *	153,595	105,671
Straits Resources Ltd. *	21,944	25,071

		571,179

Media 0.3%
APN News & Media Ltd.	15,368	34,488
Consolidated Media Holdings Ltd.	12,870	37,250
Seven Network Ltd.	3,735	25,747
Ten Network Holdings Ltd. *	28,576	47,603

See financial notes 1

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
West Australian Newspapers Holdings Ltd.	1,869	13,546

		158,634

Real Estate 0.5%
Abacus Property Group	49,865	18,734
Australand Property Group	16,315	43,628
Charter Hall Retail REIT	59,306	30,271
Commonwealth Property Office Fund	67,467	57,511
FKP Property Group	33,284	26,018
ING Industrial Fund	110,474	43,710
ING Office Fund	84,757	47,568
Macquarie Office Trust	216,763	59,383

		326,823

Retailing 0.4%
Automotive Holdings Group Ltd.	12,015	30,088
David Jones Ltd.	13,849	59,380
Harvey Norman Holdings Ltd.	16,807	52,473
JB Hi-Fi Ltd.	1,337	23,799
Pacific Brands Ltd. *	54,863	59,915

		225,655

Software & Services 0.1%
Computershare Ltd.	6,908	75,019

Transportation 0.2%
Asciano Group *	34,326	53,271
ConnectEast Group	64,378	25,349
Virgin Blue Holdings Ltd. *	92,312	49,844

		128,464

Utilities 0.3%
APA Group	20,801	69,362
Babcock & Brown Wind Partners	25,856	23,272
Envestra Ltd.	71,014	33,840
SP Ausnet	40,702	33,212

		159,686

		3,482,196

Austria 1.0%

Automobiles & Components 0.1%
Semperit AG Holding	485	20,121

Capital Goods 0.2%
A-TEC Industries AG *	1,165	15,639
Andritz AG	985	60,309
Palfinger AG *	566	15,153
Zumtobel AG *	81	1,747

		92,848

Food, Beverage & Tobacco 0.0%
Agrana Beteiligungs AG	134	13,333

Materials 0.1%
Mayr-Melnhof Karton AG	261	25,383
RHI AG *	1,507	50,315

		75,698

Real Estate 0.5%
Atrium European Real Estate Ltd.	12,395	73,603
CA Immobilien Anlagen AG *	5,045	62,892
Conwert Immobilien Invest SE	4,630	53,417
Immofinanz Immobilien Anlagen AG (c)*	29,887	127,435

		317,347

Transportation 0.1%
Flughafen Wien AG *	436	24,463
Oesterreichische Post AG	1,762	50,551

		75,014

		594,361

Belgium 1.3%

Capital Goods 0.1%
Bekaert N.V.	429	76,702
Compagnie d’Enterprises CFE	486	26,985

		103,687

Diversified Financials 0.3%
Ackermans & van Haaren N.V.	763	52,672
Gimv N.V.	254	13,766
RHJ International *	7,998	68,391
Sofina S.A.	553	49,485

		184,314

Energy 0.1%
Euronav S.A.	1,532	33,834

Health Care Equipment & Services 0.2%
Agfa Gevaert N.V. *	10,788	80,021
Omega Pharma S.A. *	527	25,668

		105,689

Materials 0.2%
Nyrstar *	3,477	45,123
Recticel S.A.	2,016	21,381
Tessenderlo Chemie N.V.	2,008	64,297

		130,801

Real Estate 0.1%
Befimmo S.C.A.	483	36,902
Cofinimmo *	448	61,639

		98,541

Technology Hardware & Equipment 0.1%
Barco N.V. *	918	49,533

Telecommunication Services 0.1%
Telenet Group Holding N.V. *	1,308	39,565

Transportation 0.1%
Compagnie Maritime Belge S.A.	1,289	40,168

Utilities 0.0%
Elia System Operator S.A./N.V.	432	16,435

		802,567

Canada 7.4%

Automobiles & Components 0.2%
Linamar Corp.	3,133	62,858
Martinrea International, Inc. *	3,278	29,656

		92,514

Banks 0.2%
Canadian Western Bank	1,521	35,921
Genworth MI Canada, Inc.	800	22,634
Home Capital Group, Inc.	600	28,057

2 See financial notes

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Laurentian Bank of Canada	1,063	46,170

		132,782

Capital Goods 0.6%
CAE, Inc.	5,099	46,683
Russel Metals, Inc.	3,903	81,917
SNC-Lavalin Group, Inc.	1,817	90,224
Superior Plus Corp.	6,300	85,464
Toromont Industries Ltd.	1,516	42,370

		346,658

Commercial & Professional Supplies 0.3%
IESI-BFC Ltd.	2,900	56,927
Ritchie Bros. Auctioneers, Inc.	1,200	28,246
Stantec, Inc. *	900	22,903
Transcontinental, Inc., Class A	5,637	70,254

		178,330

Consumer Durables & Apparel 0.2%
Dorel Industries, Inc., Class B	1,510	53,470
Gildan Activewear, Inc., Sub Voting, Class A *	1,802	52,297

		105,767

Consumer Services 0.1%
Tim Hortons, Inc.	1,900	62,810

Diversified Financials 0.4%
AGF Management Ltd., Class B	3,972	67,999
Dundee Corp., Class A *	3,287	45,302
DundeeWealth, Inc.	1,036	15,115
GMP Capital, Inc.	2,900	34,972
TMX Group, Inc.	1,926	55,061

		218,449

Energy 1.0%
Advantage Oil & Gas Ltd. *	9,200	65,391
Crescent Point Energy Corp.	2,200	93,367
Ensign Energy Services, Inc.	4,546	61,446
Fairborne Energy Ltd. *	7,862	34,287
Flint Energy Services Ltd. *	2,128	28,093
Mullen Group Ltd.	4,100	61,714
Nuvista Energy Ltd.	1,700	20,434
OPTI Canada, Inc. *	15,327	34,553
Pacific Rubiales Energy Corp. *	2,200	49,596
Paramount Resources Ltd., Class A *	200	3,455
Petrobank Energy & Resources Ltd. *	500	25,217
Progress Energy Resources Corp.	2,900	34,744
ShawCor Ltd., Class A	922	26,322
Trican Well Service Ltd.	2,641	33,539
Trinidad Drilling Ltd.	7,151	42,520

		614,678

Food, Beverage & Tobacco 0.2%
Cott Corp. *	4,800	40,166
Maple Leaf Foods, Inc.	7,614	72,257

		112,423

Health Care Equipment & Services 0.1%
CML Healthcare Income Fund	3,362	37,830

Insurance 0.2%
Industrial Alliance Insurance & Financial Services, Inc.	3,028	104,451
Kingsway Financial Services, Inc.	16,508	36,077

		140,528

Materials 1.8%
Agnico-Eagle Mines Ltd.	973	61,715
Canfor Corp. *	6,298	64,604
Cascades, Inc.	6,045	47,132
CCL Industries, Inc., Class B	1,327	37,610
Centerra Gold, Inc. *	2,180	24,487
First Quantum Minerals Ltd.	831	63,761
Franco-Nevada Corp.	1,097	31,621
Harry Winston Diamond Corp. *	3,145	34,583
HudBay Minerals, Inc. *	4,796	61,000
IAMGOLD Corp.	3,165	56,645
Inmet Mining Corp.	1,296	67,275
Lundin Mining Corp. *	13,509	63,702
Methanex Corp.	3,389	78,836
New Gold, Inc. *	6,500	38,073
Norbord, Inc. *	895	17,525
PAN American Silver Corp.	1,100	29,205
Quadra Mining Ltd. *	2,065	31,347
Sherritt International Corp.	13,290	103,358
Silver Wheaton Corp. *	2,074	40,753
Sino-Forest Corp. *	2,992	53,195
Thompson Creek Metals Co., Inc. *	2,617	33,518
West Fraser Timber Co., Ltd.	1,523	65,970

		1,105,915

Media 0.4%
Astral Media, Inc.	1,252	43,508
Cogeco Cable, Inc.	1,053	36,613
Corus Entertainment, Inc., Class B	683	13,750
Groupe Aeroplan, Inc.	4,694	51,293
Torstar Corp., Class B	8,106	89,136

		234,300

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Biovail Corp.	6,700	113,645
MDS, Inc. *	3,503	31,313

		144,958

Real Estate 0.9%
Boardwalk Real Estate Investment Trust	870	35,115
Calloway Real Estate Investment Trust	3,170	66,939
Canadian Apartment Properties Real Estate Investment Trust	2,275	32,026
Canadian Real Estate Investment Trust	1,632	46,029
Chartwell Seniors Housing Real Estate Investment Trust	4,608	33,932
Cominar Real Estate Investment Trust	1,692	31,998
Dundee Real Estate Investment Trust	1,118	28,286
Extendicare Real Estate Investment Trust	3,777	34,208
First Capital Realty, Inc.	987	21,862
H&R Real Estate Investment Trust	5,231	89,604
InnVest Real Estate Investment Trust	7,423	50,056
Morguard Real Estate Investment Trust	1,600	21,059

See financial notes 3

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Primaris Retail Real Estate Investment Trust	2,092	34,558

		525,672

Retailing 0.2%
Reitmans (Canada) Ltd., Class A	2,325	43,076
RONA, Inc. *	6,335	108,203

		151,279

Software & Services 0.1%
MacDonald, Dettwiler & Associates Ltd. *	1,032	41,115
Open Text Corp. *	623	26,391

		67,506

Transportation 0.2%
Transat A.T., Inc., Class B *	2,100	25,635
TransForce, Inc.	7,100	75,977

		101,612

Utilities 0.1%
Emera, Inc.	3,940	91,770

		4,465,781

China 0.1%

Capital Goods 0.0%
CITIC Resources Holdings Ltd. *	6,000	1,407

Consumer Durables & Apparel 0.0%
Li Ning Co., Ltd.	5,000	19,190

Food, Beverage & Tobacco 0.0%
China Yurun Food Group Ltd.	6,000	18,194

Real Estate 0.0%
Renhe Commercial Holdings	30,000	7,322

Technology Hardware & Equipment 0.1%
Digital China Holdings Ltd.	21,700	31,943

		78,056

Cyprus 0.1%

Energy 0.1%
Prosafe SE	10,184	56,790

Denmark 1.5%

Banks 0.3%
Jyske Bank A/S - Reg’d *	2,888	116,646
Sydbank A/S *	2,694	78,957

		195,603

Capital Goods 0.3%
FLSmidth & Co. A/S	1,107	83,411
NKT Holding A/S	620	36,159
Rockwool International A/S, B Shares	352	33,469
Schouw & Co., A/S	931	22,311

		175,350

Consumer Durables & Apparel 0.1%
Bang & Olufsen A/S *	2,317	26,557

Food, Beverage & Tobacco 0.1%
East Asiatic Co., Ltd. A/S	3,024	83,120

Health Care Equipment & Services 0.2%
Coloplast A/S, Class B	321	35,572
GN Store Nord A/S *	7,482	60,351
William Demant Holdings A/S *	25	1,705

		97,628

Insurance 0.1%
Topdanmark A/S *	458	56,551

Materials 0.1%
Auriga Industries A/S, Class B	300	5,307
Novozymes A/S, Class B	622	74,784

		80,091

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Alk-Abello A/S	575	43,977
H. Lundbeck A/S	1,567	25,820

		69,797

Software & Services 0.0%
SimCorp A/S	133	25,513

Transportation 0.2%
D/S Norden A/S	343	15,739
DSV A/S	5,430	97,058

		112,797

		923,007

Finland 1.9%

Automobiles & Components 0.1%
Nokian Renkaat Oyj	3,640	85,563

Capital Goods 0.6%
Cargotec Corp., B Shares	2,463	78,966
Cramo Oyj *	1,355	27,071
Konecranes Oyj	2,018	64,787
Lemminkainen Oyj *	426	15,693
Outotec Oyj	1,586	59,272
Ramirent Oyj	2,495	28,590
Uponor Oyj	3,121	57,093

		331,472

Commercial & Professional Supplies 0.1%
Lassila & Tikanoja Oyj	938	18,850
Poyry Oyj	903	12,623

		31,473

Consumer Durables & Apparel 0.1%
Amer Sports Oyj, A Shares (c)	5,957	70,165

Food, Beverage & Tobacco 0.1%
HKScan Oyj, A Shares	2,731	32,354

Health Care Equipment & Services 0.0%
Oriola-KD Oyj, Class B	4,104	19,932

Materials 0.5%
Huhtamaki Oyj	5,857	68,129
Kemira Oyj (c)*	5,786	70,992
M-real Oyj, Class B *	30,001	104,243
Tikkurila Oy (c)*	1,446	30,515

		273,879

Media 0.0%
Alma Media Corp.	2,234	21,714

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Orion Oyj, Class B	3,072	58,197

4 See financial notes

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Real Estate 0.1%
Citycon Oyj	5,817	20,783
Sponda Oyj	11,546	45,257

		66,040

Retailing 0.1%
Stockmann Oyj Abp, B Shares (c)	1,542	57,528

Software & Services 0.1%
Tieto Oyj	2,940	60,857

		1,109,174

France 3.2%

Automobiles & Components 0.1%
Plastic Omnium S.A. (c)	891	38,997
Societe Fonciere Financiere et de Participations (FFP)	535	31,114

		70,111

Capital Goods 0.3%
Carbone Lorraine S.A.	932	34,008
Delachaux S.A.	128	8,164
Faiveley Transport	84	6,719
IMS International Metal Service *	2,143	36,511
Manitou BF *	1,325	23,496
Zodiac Aerospace	1,602	83,531

		192,429

Commercial & Professional Supplies 0.4%
Bureau Veritas S.A.	521	29,336
Derichebourg S.A. *	10,192	45,177
GL Events S.A.	496	13,882
Seche Environnement S.A.	223	17,209
Societe BIC S.A.	952	74,012
Sperian Protection	192	17,979
Teleperformance	1,851	64,706

		262,301

Consumer Durables & Apparel 0.2%
Beneteau *	1,275	22,070
SEB S.A.	707	53,772
Trigano S.A. *	568	13,526

		89,368

Consumer Services 0.1%
Club Mediterranee S.A. *	1,270	21,274
Pierre & Vacances	319	25,743

		47,017

Diversified Financials 0.0%
Boursorama *	1,004	11,974
Financiere Marc de Lacharriere S.A.	303	14,983

		26,957

Energy 0.3%
Bourbon S.A.	2,331	100,975
Etablissements Maurel et Prom	4,079	63,070

		164,045

Food & Staples Retailing 0.0%
Guyenne et Gascogne S.A.	217	22,323

Food, Beverage & Tobacco 0.1%
Bonduelle S.C.A.	173	18,670
Remy Cointreau S.A.	607	32,825
Vilmorin & Cie	162	15,583

		67,078

Health Care Equipment & Services 0.1%
bioMerieux	191	20,701
Orpea	238	9,954

		30,655

Insurance 0.0%
April Group	393	12,223

Materials 0.2%
Rhodia S.A. *	4,855	112,134

Media 0.3%
Canal Plus *	4,232	32,888
Eutelsat Communications	1,148	40,868
Havas S.A.	14,993	80,301
Ipsos	719	27,516

		181,573

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Ipsen S.A.	313	14,952

Real Estate 0.1%
Mercialys	706	23,697
Societe Immobilliere de Location pour l’Industrie et le Commerce	282	33,223

		56,920

Retailing 0.1%
Etam Development S.A. *	700	28,870

Semiconductors & Semiconductor Equipment 0.0%
Silicon-On-Insulator Technologies *	1,751	24,084

Software & Services 0.4%
Alten *	686	20,017
Altran Technologies S.A. *	7,779	37,358
Dassault Systemes S.A.	718	46,652
Groupe Steria S.C.A.	1,199	37,663
Sopra Group	243	18,442
UbiSoft Entertainment S.A. *	4,290	54,733

		214,865

Technology Hardware & Equipment 0.2%
Bull *	3,992	18,687
Ingenico S.A.	295	7,366
Neopost S.A.	1,108	88,115

		114,168

Telecommunication Services 0.0%
Iliad S.A.	132	13,198

Transportation 0.2%
Groupe Eurotunnel S.A. - Reg’d	9,526	86,988

Utilities 0.1%
EDF Energies Nouvelles S.A.	269	12,141
Rubis	416	34,245
Sechilienne S.A.	864	27,843

		74,229

		1,906,488

Germany 3.2%

Automobiles & Components 0.2%
ElringKlinger AG	1,472	41,444

See financial notes 5

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Leoni AG	3,077	71,551

		112,995

Banks 0.1%
Aareal Bank AG *	2,678	58,432
comdirect bank AG	1,554	16,911

		75,343

Capital Goods 1.1%
Bauer AG	316	13,180
Demag Cranes AG *	646	22,339
Deutz AG *	10,892	62,716
Duerr AG	605	14,282
Gildemeister AG	3,121	42,192
Heidelberger Druckmaschinen AG *	10,679	89,998
Indus Holding AG	580	12,050
Krones AG	539	30,861
KUKA AG *	1,475	22,299
MTU Aero Engines Holding AG	1,240	68,174
Nordex AG *	554	5,743
Pfleiderer AG - Reg’d *	1,997	12,308
Q-Cells SE (c)*	3,953	36,372
Rational AG	71	11,331
SGL Carbon SE *	2,348	76,526
Solarworld AG (c)	2,571	37,166
Tognum AG	2,616	54,126
Vossloh AG	317	33,123

		644,786

Consumer Durables & Apparel 0.1%
Puma AG Rudolf Dassler Sport	135	45,146

Diversified Financials 0.1%
MLP AG	3,315	33,225

Food, Beverage & Tobacco 0.0%
KWS Saat AG	81	13,298

Health Care Equipment & Services 0.1%
Carl Zeiss Meditec AG	634	10,090
Rhoen-klinikum AG	1,368	35,229

		45,319

Materials 0.2%
Fuchs Petrolub AG	336	32,091
H&R WASAG AG	857	19,508
Symrise AG	2,550	64,865

		116,464

Media 0.1%
GfK SE	491	18,551
Sky Deutschland AG *	11,921	25,713

		44,264

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
QIAGEN N.V. *	3,025	69,809
Stada Arzneimittel AG	1,778	69,844

		139,653

Real Estate 0.2%
Alstria Office REIT-AG	1,145	12,958
Deutsche Euroshop AG	1,181	37,034
Deutsche Wohnen AG *	2,897	26,201
DIC Asset AG	2,410	20,779
IVG Immobilien AG *	6,397	51,172

		148,144

Retailing 0.4%
Douglas Holding AG	1,813	81,952
Fielmann AG	221	16,665
Medion AG	1,948	25,950
Praktiker Bau- und Heimwerkermaerkte Holding AG	8,896	90,464
Takkt AG	1,056	11,579

		226,610

Software & Services 0.1%
Bechtle AG	704	20,995
Software AG	275	31,616
United Internet AG - Reg’d *	1,321	19,859

		72,470

Technology Hardware & Equipment 0.1%
Jenoptik AG *	2,634	15,290
Wincor Nixdorf AG	1,082	73,587

		88,877

Telecommunication Services 0.1%
Freenet AG *	3,053	35,593

Transportation 0.1%
Hamburger Hafen und Logistik AG	551	20,050
Sixt AG	827	24,470

		44,520

Utilities 0.0%
MVV Energie AG	292	12,087

		1,898,794

Greece 0.5%

Banks 0.0%
Agricultural Bank of Greece *	5,802	10,465
TT Hellenic Postbank S.A. *	3,861	16,983

		27,448

Capital Goods 0.1%
Ellaktor S.A.	6,681	31,473

Consumer Durables & Apparel 0.0%
Folli-Follie S.A.	879	20,223

Consumer Services 0.1%
Intralot S.A. Integrated Lottery	7,501	32,395

Materials 0.3%
Mytilineos Holdings S.A.	6,257	38,613
Sidenor Steel Products Manufacturing Co., S.A. *	2,594	10,279
Titan Cement Co.	2,734	72,751
Viohalco, Hellenic Copper & Aluminum Industry S.A.	7,635	34,481

		156,124

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Alapis Holding Industrial & Commercial S.A.	57,907	23,727

Retailing 0.0%
Jumbo S.A.	2,134	15,684

Utilities 0.0%
EYDAP Athens Water Supply & Sewage Co., S.A.	646	5,351

		312,425

6 See financial notes

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Hong Kong 3.4%

Banks 0.3%
Dah Sing Banking Group Ltd. *	16,600	22,419
Dah Sing Financial Group *	7,600	43,167
Fubon Bank (Hong Kong) Ltd.	30,000	12,930
Industrial & Commercial Bank of China (Asia) Ltd.	15,000	37,316
Wing Hang Bank Ltd.	7,000	70,959

		186,791

Capital Goods 0.1%
HKC Holdings Ltd. *	143,990	10,372
Johnson Electric Holdings Ltd. *	59,000	33,305

		43,677

Consumer Durables & Apparel 0.4%
Bosideng International Holdings Ltd.	74,000	20,464
China Dongxiang Group Co.	34,000	23,078
Shenzhou International Group	5,000	6,579
Skyworth Digital Holdings Ltd.	24,000	21,658
Stella International Holdings Ltd.	14,000	28,637
Techtronic Industries Co., Ltd.	89,500	93,002
Texwinca Holdings Ltd.	24,000	25,637

		219,055

Consumer Services 0.2%
Cafe De Coral Holdings Ltd.	4,000	9,675
China Travel International Investment Hong Kong Ltd.	60,000	14,813
Galaxy Entertainment Group Ltd. *	33,000	15,372
Sands China Ltd. *	12,400	20,130
The Hongkong & Shanghai Hotels Ltd.	25,500	40,257

		100,247

Diversified Financials 0.2%
First Pacific Co., Ltd.	95,000	63,819
Hong Kong Exchanges & Clearing Ltd.	5,200	84,977

		148,796

Energy 0.0%
Mongolia Energy Co., Ltd. *	23,000	10,570

Food, Beverage & Tobacco 0.3%
Chaoda Modern Agriculture (Holdings) Ltd.	58,320	66,678
China Mengniu Dairy Co., Ltd. *	14,000	41,998
Global Bio-chem Technology Group Co., Ltd.	104,000	23,831
Uni-President China Holdings Ltd.	22,000	12,331
Want Want China Holdings Ltd.	31,000	23,273

		168,111

Household & Personal Products 0.1%
Hengan International Group Co., Ltd.	6,000	46,062

Materials 0.1%
Fushan International Energy Group Ltd.	16,000	11,240
Lee & Man Paper Manufacturing Ltd.	19,000	16,595
Nine Dragons Paper Holdings Ltd.	14,000	23,616

		51,451

Media 0.1%
Television Broadcasts Ltd.	10,000	48,226

Real Estate 0.8%
Agile Property Holdings Ltd.	32,000	37,075
Champion Real Estate Investment Trust	78,000	36,277
Greentown China Holdings Ltd.	14,000	14,954
HKR International Ltd.	34,400	13,220
Hopewell Holdings Ltd.	16,000	46,632
Hopson Development Holdings Ltd.	23,000	29,926
Hysan Development Co., Ltd.	26,000	76,282
K Wah International Holdings Ltd.	39,000	14,033
Kowloon Development Co., Ltd.	26,000	31,771
KWG Property Holding Ltd.	19,500	11,254
New World China Land Ltd.	71,200	23,115
Shimao Property Holdings Ltd.	19,000	29,077
Shui On Land Ltd.	53,400	24,211
Sinolink Worldwide Holdings Ltd.	185,000	29,140
Soho China Ltd.	26,500	15,060
Tian An China Investments Co., Ltd.	45,000	29,676
Tomson Group Ltd.	32,000	13,240

		474,943

Retailing 0.4%
Belle International Holdings Ltd.	20,000	27,424
Chow Sang Sang Holdings International Ltd.	27,000	46,192
Dah Chong Hong Holdings Ltd.	38,000	24,921
Giordano International Ltd.	83,000	38,388
GOME Electrical Appliances Holdings Ltd. *	176,000	56,723
Lifestyle International Holdings Ltd.	11,000	21,405

		215,053

Semiconductors & Semiconductor Equipment 0.0%
ASM Pacific Technology Ltd.	3,100	29,229

Software & Services 0.0%
J.I.C. Technology Co., Ltd. *	1,702	166
Tencent Holdings Ltd.	1,400	28,952

		29,118

Technology Hardware & Equipment 0.2%
BYD Electronic International Co., Ltd. *	22,000	15,653
Kingboard Laminates Holding Ltd.	42,000	44,621
Truly International Holdings Ltd.	10,000	18,393
VTech Holdings Ltd.	5,000	55,898

		134,565

Transportation 0.2%
Hong Kong Aircraft Engineering Co., Ltd.	1,600	20,286
Hopewell Highway Infrastructure Ltd.	21,900	14,051
Pacific Basin Shipping Ltd.	105,000	79,530
Road King Infrastructure Ltd.	22,000	17,858
Shun Tak Holdings Ltd.	25,000	14,600

		146,325

		2,052,219

See financial notes 7

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Ireland 1.1%

Capital Goods 0.5%
DCC plc	3,812	102,168
Grafton Group plc	29,877	144,299
Kingspan Group plc *	7,820	73,147

		319,614

Consumer Services 0.1%
Paddy Power plc	927	32,599

Food & Staples Retailing 0.0%
Fyffes plc	37,875	18,154

Food, Beverage & Tobacco 0.2%
C&C Group plc	14,008	67,022
Glanbia plc	5,675	24,330
Greencore Group plc	20,283	36,516

		127,868

Health Care Equipment & Services 0.1%
United Drug plc	11,537	40,235

Insurance 0.1%
FBD Holdings plc	3,076	31,587

Media 0.1%
Independent News & Media plc *	453,143	84,467

Transportation 0.0%
Aer Lingus Group plc *	19,669	19,118

		673,642

Israel 0.8%

Banks 0.1%
First International Bank of Israel Ltd. *	13	236
Israel Discount Bank Ltd., Class A *	25,981	53,000
Mizrahi Tefahot Bank Ltd. *	2,582	22,959

		76,195

Capital Goods 0.1%
Clal Industries Ltd.	2,802	19,528
Elbit Systems Ltd.	272	16,678
Koor Industries Ltd.	448	11,265

		47,471

Consumer Durables & Apparel 0.0%
Elco Holdings Ltd.	1,147	17,041

Energy 0.0%
Paz Oil Co., Ltd.	69	10,361

Food & Staples Retailing 0.1%
Blue Square-Israel Ltd.	986	12,661
Shufersal Ltd.	2,654	15,654

		28,315

Food, Beverage & Tobacco 0.1%
Osem Investments Ltd.	1,213	18,044
Strauss Group Ltd.	1,045	15,978

		34,022

Insurance 0.1%
Clal Insurance Enterprise Holdings Ltd. *	530	12,618
Harel Insurance Investments & Finances Service Ltd. *	288	15,629
Migdal Insurance & Financial Ltd. Holdings	7,572	15,353

		43,600

Materials 0.1%
Makhteshim-Agan Industries Ltd.	7,302	30,649

Real Estate 0.1%
Africa Israel Investments Ltd. *	1,283	13,173
Elbit Imaging Ltd. *	712	14,950
Gazit-Globe Ltd.	1,441	14,718
Jerusalem Economy Ltd. *	1,581	12,397

		55,238

Retailing 0.0%
Delek Automotive Systems Ltd.	1,017	12,533

Software & Services 0.0%
NICE Systems Ltd. *	599	19,110

Telecommunication Services 0.1%
Cellcom Israel Ltd.	1,377	42,176
Partner Communications Co., Ltd.	1,754	34,416

		76,592

		451,127

Italy 2.2%

Automobiles & Components 0.1%
Brembo S.p.A.	1,564	12,289
Immsi S.p.A. *	18,781	22,146
Piaggio & C. S.p.A.	7,614	23,793
Sogefi S.p.A. *	5,738	16,718

		74,946

Banks 0.2%
Banca Piccolo Credito Valtellinese Scarl	12,454	78,042
Banca Popolare dell’Etruria e del Lazio Scrl	5,533	27,512
Banco di Desio e della Brianza S.p.A.	1,555	8,083

		113,637

Capital Goods 0.5%
Astaldi S.p.A.	1,433	10,746
Cofide S.p.A. - Compagnia Finanziaria De Benedetti *	79,006	79,538
Danieli S.p.A. - Officine Meccaniche Danieli & C.	505	12,754
Danieli S.p.A. - Officine Meccaniche Danieli & C. - RNC	1,614	21,126
Impregilo S.p.A.	21,081	65,642
Industria Macchine Automatiche S.p.A.	373	7,292
Interpump Group S.p.A. *	2,895	14,539
Maire Tecnimont S.p.A.	3,827	15,703
Prysmian S.p.A.	5,015	90,301

		317,641

Consumer Durables & Apparel 0.3%
Bulgari S.p.A	5,365	44,593
Geox S.p.A.	2,114	13,683
Indesit Co., S.p.A. *	2,868	38,642
Safilo Group S.p.A. *	79,998	48,493

8 See financial notes

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Tod’s S.p.A.	255	18,709

		164,120

Diversified Financials 0.0%
Azimut Holding S.p.A.	1,451	16,351

Food & Staples Retailing 0.0%
Marr S.p.A.	1,074	9,951

Food, Beverage & Tobacco 0.1%
Davide Campari - Milano S.p.A.	2,574	26,279

Health Care Equipment & Services 0.0%
Sorin S.p.A. *	10,056	19,809

Insurance 0.2%
Societa Cattolica di Assicurazioni S.c.r.l. *	3,336	104,644

Materials 0.1%
Cementir Holding S.p.A.	5,136	20,233
KME Group	51,543	19,735

		39,968

Media 0.2%
Gruppo Editoriale L’Espresso S.p.A. *	12,820	38,557
Mondadori (Arnoldo) Editore S.p.A. *	10,461	40,566
RCS MediaGroup S.p.A. *	9,832	17,737
Seat Pagine Gialle S.p.A. *	213,383	48,421

		145,281

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Recordati S.p.A.	2,918	21,949

Real Estate 0.1%
Beni Stabili S.p.A.	11,166	9,725
Immobiliare Grande Distribuzione	5,256	9,304
Pirelli & C. Real Estate S.p.A. *	48,671	26,989

		46,018

Retailing 0.0%
Gruppo Coin S.p.A. *	2,930	20,850

Technology Hardware & Equipment 0.1%
Esprinet S.p.A.	2,554	25,563

Telecommunication Services 0.0%
Fastweb *	483	9,289

Transportation 0.2%
Alitalia S.p.A. (a)(b)	14,782	—
Ansaldo STS S.p.A.	1,071	19,611
Autostrada Torino-Milano S.p.A.	2,953	41,291
Gemina S.p.A. *	35,045	29,189
Societa Iniziative Autostradali e Servizi S.p.A.	2,355	21,670

		111,761

Utilities 0.1%
Enia S.p.A.	1,872	14,860
Iride S.p.A.	25,075	47,594

		62,454

		1,330,511

Japan 28.6%

Automobiles & Components 2.0%
Aichi Machine Industry Co., Ltd.	3,000	12,274
Aisan Industry Co., Ltd.	1,200	10,175
Akebono Brake Industry Co., Ltd.	3,300	17,427
Calsonic Kansei Corp. *	11,000	35,231
EXEDY Corp.	1,300	34,300
F.C.C. Co., Ltd.	1,000	20,665
Futaba Industrial Co., Ltd. *	5,400	43,629
Kanto Auto Works, Ltd.	5,100	41,490
Kayaba Industry Co., Ltd. *	12,000	45,553
Keihin Corp.	1,900	36,012
Koito Manufacturing Co., Ltd.	4,000	65,875
Mitsuba Corp. *	5,000	30,963
Musashi Seimitsu Industry Co., Ltd.	1,300	32,223
NGK SPARK PLUG Co., Ltd.	4,000	54,278
Nhk Spring Co., Ltd.	7,000	67,251
Nifco, Inc.	1,300	29,071
Nippon Seiki Co., Ltd.	2,000	21,996
Nissan Shatai Co., Ltd.	3,000	22,491
Nissin Kogyo Co., Ltd.	2,300	37,395
Press Kogyo Co., Ltd. *	14,000	44,140
Riken Corp.	4,000	15,932
Sanden Corp.	9,000	33,690
Showa Corp. *	7,100	51,214
Stanley Electric Co., Ltd.	3,600	73,602
Tachi-S Co., Ltd.	2,000	23,624
Takata Corp.	2,000	50,151
The Yokohama Rubber Co., Ltd.	16,000	74,732
Tokai Rika Co., Ltd.	2,200	47,207
Tokai Rubber Industries Ltd.	1,700	20,873
Topre Corp.	1,000	8,194
Toyo Tire & Rubber Co., Ltd. *	23,000	51,907
TS Tech Co., Ltd.	1,700	35,673
Unipres Corp.	1,000	14,694

		1,203,932

Banks 2.9%
Aichi Bank Ltd.	300	20,867
Aozora Bank Ltd.	28,000	40,146
Bank of The Ryukyus Ltd.	2,100	22,833
Kansai Urban Banking Corp.	16,000	25,464
Kiyo Holdings, Inc.	20,000	26,113
Mizuho Trust & Banking Co., Ltd. *	23,000	22,639
Sapporo Hokuyo Holdings, Inc.	7,700	35,441
Suruga Bank Ltd.	5,000	49,065
The 77 Bank Ltd.	12,000	68,190
The Akita Bank Ltd.	6,000	22,922
The Aomori Bank Ltd.	5,000	11,832
The Awa Bank Ltd.	5,000	27,763
The Bank of Iwate Ltd.	500	27,393
The Bank of Kyoto Ltd.	9,000	79,078
The Bank of Nagoya Ltd.	9,000	34,005
The Bank of Okinawa Ltd.	500	20,582
The Bank of Saga Ltd.	7,000	19,827
The Chugoku Bank Ltd.	6,000	76,918
The Chukyo Bank Ltd.	5,000	13,611
The Daishi Bank Ltd.	13,000	43,891
The Ehime Bank Ltd.	5,000	14,190
The Eighteenth Bank Ltd.	9,000	25,264
The Fukui Bank Ltd.	6,000	18,625
The Gunma Bank Ltd.	13,000	70,128
The Higashi-Nippon Bank Ltd.	2,000	3,683
The Higo Bank Ltd.	7,000	38,037
The Hiroshima Bank Ltd.	17,000	69,689
The Hokkoku Bank Ltd.	11,000	39,039
The Hokuetsu Bank Ltd.	8,000	12,962

See financial notes 9

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Hyakugo Bank Ltd.	10,000	44,980
The Hyakujushi Bank Ltd.	12,000	49,058
The Iyo Bank Ltd.	7,000	65,155
The Juroku Bank Ltd.	12,000	45,314
The Kagoshima Bank Ltd.	6,000	39,480
The Keiyo Bank Ltd.	5,000	23,252
The Mie Bank Ltd.	1,000	2,662
The Minato Bank Ltd.	11,000	14,228
The Musashino Bank Ltd.	1,000	29,666
The Nanto Bank Ltd.	7,000	37,354
The Nishi-Nippon City Bank Ltd.	27,000	77,703
The Ogaki Kyoritsu Bank Ltd.	13,000	42,560
The Oita Bank Ltd.	6,000	21,074
The San-in Godo Bank Ltd.	6,000	45,977
The Shiga Bank Ltd.	7,000	41,775
The Shikoku Bank Ltd.	4,000	12,365
The Tochigi Bank Ltd.	3,000	12,566
The Toho Bank Ltd.	9,000	28,285
The Tokyo Tomin Bank Ltd.	1,500	18,203
The Yamagata Bank Ltd.	4,000	17,331
The Yamanashi Chuo Bank Ltd.	7,000	30,778
Tomony Holdings, Inc. *	10,000	34,386
Yamaguchi Financial Group, Inc.	5,000	50,066

		1,764,415

Capital Goods 4.9%
Aica Kogyo Co., Ltd.	1,600	16,680
Amano Corp.	2,800	27,179
Central Glass Co., Ltd.	8,000	38,490
Chiyoda Corp.	6,000	55,085
Chudenko Corp.	1,000	12,417
COMSYS Holdings Corp.	5,100	47,797
Daifuku Co., Ltd.	4,500	33,826
Ebara Corp. *	12,000	61,819
Fujitec Co., Ltd.	3,000	17,419
Furukawa Co., Ltd. *	22,000	27,126
Futaba Corp.	1,700	34,553
Glory Ltd.	1,800	45,817
GS Yuasa Corp.	5,000	35,625
Hitachi Cable Ltd.	11,000	31,296
Hitachi Zosen Corp.	40,000	56,669
Hoshizaki Electric Co., Ltd.	1,800	26,291
Inaba Denki Sangyo Co., Ltd.	1,500	37,050
Inabata & Co., Ltd.	9,700	48,685
Iseki & Co., Ltd. *	6,000	18,925
Iwatani Corp.	21,000	60,707
Japan Pulp & Paper Co., Ltd.	3,000	10,613
Kandenko Co., Ltd.	5,000	32,627
Kanematsu Corp. *	96,000	87,358
Keihan Electric Railway Co., Ltd.	16,000	64,236
Kitz Corp.	5,000	28,502
Komori Corp.	3,000	39,661
Kumagai Gumi Co., Ltd. *	43,000	36,799
Kurita Water Industries Ltd.	1,800	52,050
Kuroda Electric Co., Ltd.	1,800	27,188
Kyowa Exeo Corp.	4,500	37,109
Kyudenko Corp.	5,000	29,061
Maeda Corp.	15,000	50,141
Maeda Road Construction Co., Ltd.	4,000	34,286
Makino Milling Machine Co., Ltd. *	6,000	41,586
Max Co., Ltd.	2,000	21,672
Meidensha Corp.	7,000	32,009
Minebea Co., Ltd.	13,000	75,434
MISUMI Group, Inc.	1,300	25,910
Mitsui Engineering & Shipbuilding Co., Ltd.	30,000	79,924
Miura Co., Ltd.	700	17,116
Mori Seiki Co., Ltd.	3,400	40,943
Nabtesco Corp.	2,000	25,205
Nachi-Fujikoshi Corp.	13,000	39,038
Nagase & Co., Ltd.	4,000	47,715
NEC Networks & System Integration Corp.	1,000	12,234
Nichias Corp.	5,000	21,341
Nippo Corp.	4,000	30,873
Nippon Densetsu Kogyo Co., Ltd.	3,000	28,160
Nishimatsu Construction Co., Ltd.	45,000	63,804
Nitto Boseki Co., Ltd. *	11,000	24,597
Noritake Co., Ltd.	5,000	17,456
Noritz Corp.	1,900	28,857
OKUMA Corp. *	7,000	49,663
Okumura Corp.	11,000	37,408
OSG Corp.	2,700	32,122
Penta-Ocean Construction Co., Ltd.	36,000	60,293
Ryobi Ltd. *	11,000	38,160
Sanki Engineering Co., Ltd.	4,000	32,410
Sankyo-Tateyama Holdings, Inc. *	31,000	45,824
Sanwa Holdings Corp.	15,000	55,882
Shima Seiki Mfg., Ltd.	1,200	31,208
ShinMaywa Industries Ltd.	6,000	26,153
Sintokogio Ltd.	2,900	24,170
Sumikin Bussan Corp.	8,000	19,762
Swcc Showa Holdings Co., Ltd. *	20,000	21,786
Tadano Ltd.	6,000	32,407
Taihei Kogyo Co., Ltd.	1,000	4,161
Taikisha Ltd.	1,400	24,543
Takara Standard Co., Ltd.	3,000	19,658
Takasago Thermal Engineering Co., Ltd.	4,000	35,479
The Japan Steel Works Ltd.	3,000	32,859
The Nippon Road Co., Ltd.	1,000	2,619
THK Co., Ltd.	3,300	72,455
TOA Corp.	6,000	7,267
Toda Corp.	16,000	57,935
Toshiba Machine Co., Ltd.	4,000	17,364
Toshiba Plant Systems & Services Corp.	1,000	12,125
Toto Ltd.	11,000	74,052
Toyo Engineering Corp.	6,000	21,921
Trusco Nakayama Corp.	1,000	16,529
Tsubakimoto Chain Co.	8,000	36,705
Ushio, Inc.	2,400	39,639
Yamazen Corp.	5,100	22,077
Yuasa Trading Co., Ltd. *	28,000	29,002

		2,970,599

Commercial & Professional Supplies 0.4%
Duskin Co., Ltd.	2,800	48,754
Kokuyo Co., Ltd.	6,500	60,658
Matsuda Sangyo Co., Ltd.	400	7,127
Meitec Corp.	1,400	29,394
Nissha Printing Co., Ltd.	700	24,436
Okamura Corp.	3,000	18,016
Park24 Co., Ltd.	2,100	23,528
Sohgo Security Services Co., Ltd.	2,600	28,996

10 See financial notes

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Toppan Forms Co., Ltd.	2,200	24,207

		265,116

Consumer Durables & Apparel 1.8%
Alpine Electronics, Inc. *	2,200	31,053
Asics Corp.	3,000	28,698
Chofu Seisakusho Co., Ltd.	700	16,021
Clarion Co., Ltd. (c)*	11,000	24,134
Cleanup Corp.	1,000	8,113
Fujitsu General Ltd.	4,000	20,339
Funai Electric Co., Ltd.	600	23,421
Gunze Ltd.	9,000	32,838
HASEKO Corp. *	81,500	85,400
Heiwa Corp.	1,600	15,471
Hitachi Koki Co., Ltd.	1,600	17,722
JVC KENWOOD Holdings, Inc. *	44,600	24,062
Kurabo Industries Ltd.	14,000	25,193
Mars Engineering Corp.	1,000	19,789
Misawa Homes Co., Ltd. *	11,100	53,912
Mitsui Home Co., Ltd.	1,000	6,078
Mizuno Corp.	5,000	22,270
Nisshinbo Holdings, Inc.	5,000	53,109
Onward Holdings Co., Ltd.	8,000	66,174
PanaHome Corp.	3,000	20,118
Pioneer Corp. *	20,200	76,398
Rinnai Corp.	700	34,331
Roland Corp.	1,600	22,637
Sangetsu Co., Ltd.	1,000	21,951
Sanyo Shokai Ltd.	3,000	10,757
Seiko Holdings Corp. *	12,000	28,460
Shimano, Inc.	1,300	59,337
Takamatsu Construction Group Co., Ltd.	1,000	12,107
The Japan General Estate Co., Ltd. (a)(b)	1,000	—
The Japan Wool Textile Co., Ltd.	3,000	23,603
Tokyo Style Co., Ltd.	3,000	24,861
Tomy Co., Ltd.	2,900	22,441
Toyobo Co., Ltd.	38,000	63,507
Unitika Ltd. *	31,000	26,318
Wacoal Holdings Corp.	3,000	38,284

		1,058,907

Consumer Services 0.4%
Benesse Holdings, Inc.	1,700	78,161
H.I.S. Co., Ltd.	1,300	26,628
Pacific Golf Group International Holdings K.K.	20	14,120
Plenus Co., Ltd.	1,000	13,553
Resorttrust, Inc.	1,500	21,901
Round One Corp.	2,300	18,754
Tokyo Dome Corp.	7,000	20,003
Yoshinoya Holdings Co., Ltd.	14	14,644
Zensho Co., Ltd.	2,100	15,885

		223,649

Diversified Financials 0.8%
Aeon Credit Service Co., Ltd.	4,500	49,076
Cedyna Financial Corp. *	15,850	26,905
Fuyo General Lease Co., Ltd.	800	23,127
Hitachi Capital Corp.	1,800	27,178
IBJ Leasing Co., Ltd.	900	18,546
Jaccs Co., Ltd.	22,000	56,552
JAFCO Co., Ltd.	800	24,518
Japan Securities Finance Co., Ltd.	3,900	27,719
Matsui Securities Co., Ltd.	2,000	15,021
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,180	45,684
Mizuho Investors Securities Co., Ltd. *	14,000	14,490
Mizuho Securities Co., Ltd.	8,000	22,158
Monex Group, Inc.	45	21,617
Okasan Securities Group, Inc.	5,000	22,645
Orient Corp. (c)*	39,000	35,064
Ricoh Leasing	300	7,611
Tokai Tokyo Financial Holdings, Inc.	9,000	34,818

		472,729

Energy 0.3%
AOC Holdings, Inc.	8,100	52,521
Itohchu Enex Co., Ltd.	8,100	40,096
Japan Petroleum Exploration Co., Ltd.	1,000	51,066
San-Ai Oil Co., Ltd.	4,000	18,367
Sinanen Co., Ltd.	1,000	4,390

		166,440

Food & Staples Retailing 0.7%
Arcs Co., Ltd.	1,500	20,128
Cawachi Ltd.	400	8,180
Circle K Sunkus Co., Ltd.	2,300	32,505
FamilyMart Co., Ltd.	2,100	72,371
Heiwado Co., Ltd.	1,600	20,436
Izumiya Co., Ltd.	9,000	47,293
Kasumi Co., Ltd.	1,000	5,126
Kato Sangyo Co., Ltd.	1,700	26,452
Matsumotokiyoshi Holdings Co., Ltd.	1,200	26,913
Ministop Co., Ltd.	600	8,669
Okuwa Co., Ltd.	2,000	22,402
San-A Co., Ltd.	400	16,367
Sugi Holdings Co., Ltd.	1,000	22,497
Sundrug Co., Ltd.	600	14,004
The Maruetsu, Inc.	3,000	12,515
Tsuruha Holdings, Inc.	400	14,404
Valor Co., Ltd.	2,500	20,268
Yaoko Co., Ltd.	400	11,525

		402,055

Food, Beverage & Tobacco 1.8%
Coca-Cola Central Japan Co., Ltd.	1,100	14,189
Coca-Cola West Co., Ltd.	2,900	51,308
DyDo Drinco, Inc.	300	11,131
Ezaki Glico Co., Ltd.	4,000	46,068
Fuji Oil Co., Ltd.	1,800	25,005
House Food Corp.	2,000	28,855
Ito En Ltd.	2,800	43,442
Itoham Foods, Inc.	9,000	32,754
J-Oil Mills, Inc.	3,000	9,899
Kagome Co., Ltd.	2,100	35,609
Kikkoman Corp.	5,000	55,573
Marudai Food Co., Ltd.	7,000	19,362
Maruha Nichiro Holdings, Inc.	46,000	64,699
Mikuni Coca-Cola Bottling Co., Ltd.	2,900	22,989
Morinaga & Co., Ltd.	10,000	21,995
Morinaga Milk Industry Co., Ltd.	14,000	56,561
Nichirei Corp.	15,000	59,461

See financial notes 11

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Nippon Flour Mills Co., Ltd.	6,000	28,440
Nippon Suisan Kaisha Ltd.	18,200	52,664
Prima Meat Packers Ltd.	21,000	23,648
Q.P. Corp.	5,700	62,833
Sapporo Holdings Ltd.	12,000	58,947
Showa Sangyo Co., Ltd.	6,000	18,487
Takara Holdings, Inc.	6,000	31,580
The Nisshin Oillio Group Ltd.	7,000	36,889
Toyo Suisan Kaisha Ltd.	2,000	48,211
Yakult Honsha Co., Ltd.	2,800	73,199
Yonekyu Corp.	2,000	18,859

		1,052,657

Health Care Equipment & Services 0.3%
Hitachi Medical Corp.	1,000	8,934
Miraca Holdings, Inc.	1,000	32,215
Nichii Gakkan Co.	1,000	9,786
Nihon Kohden Corp.	1,000	19,142
Nipro Corp.	1,300	24,600
Sysmex Corp.	400	23,997
Toho Holdings Co., Ltd.	4,500	72,241

		190,915

Household & Personal Products 0.3%
Aderans Holdings Co., Ltd. *	2,400	29,502
Fancl Corp.	1,000	17,760
Kobayashi Pharmaceutical Co., Ltd.	500	20,182
Kose Corp.	900	20,956
Lion Corp.	9,000	44,866
Unicharm Corp.	400	38,880

		172,146

Insurance 0.2%
MS&AD Insurance Group Holdings, Inc.	1,146	32,939
Sony Financial Holdings, Inc.	12	43,277
The Fuji Fire & Marine Insurance Co., Ltd. *	19,000	29,615

		105,831

Materials 4.1%
Adeka Corp.	4,000	37,901
Aichi Steel Corp.	5,000	21,647
Air Water, Inc.	5,000	55,326
Daicel Chemical Industries Ltd.	11,000	70,518
Daido Steel Co., Ltd.	19,000	80,765
Daiken Corp.	3,000	8,181
Dainichiseika Color & Chemical Mfg. Co., Ltd.	1,000	3,767
Daio Paper Corp.	7,000	57,958
Denki Kagaku Kogyo Kabushiki Kaisha	19,000	84,667
Dowa Holdings Co., Ltd.	14,000	77,721
FP Corp.	400	18,414
Furukawa-Sky Aluminum Corp.	8,000	18,914
Godo Steel Ltd.	13,000	35,792
Hokuetsu Kishu Paper Co., Ltd.	4,500	22,688
Ishihara Sangyo Kaisha Ltd. *	23,000	20,888
Kansai Paint Co., Ltd.	6,000	45,479
Kureha Corp.	6,000	29,559
Kurimoto Ltd. *	14,000	25,859
Kyoei Steel Ltd.	1,300	24,121
Lintec Corp.	1,300	24,694
Maruichi Steel Tube Ltd.	2,300	44,196
Mitsubishi Paper Mills Ltd. *	27,000	34,099
Mitsubishi Rayon Co., Ltd. *	16,000	66,684
Mitsubishi Steel Mfg. Co., Ltd. *	11,000	27,177
Mitsui Mining & Smelting Co., Ltd. *	34,000	93,170
Nakayama Steel Works Ltd. *	20,000	33,124
Nihon Parkerizing Co., Ltd.	1,000	14,312
Nippon Coke & Engineering Co., Ltd.	8,500	15,802
Nippon Denko Co., Ltd.	3,000	21,203
Nippon Kayaku Co., Ltd.	5,000	43,949
Nippon Light Metal Co., Ltd. *	56,000	81,185
Nippon Metal Industry Co., Ltd.	12,000	18,299
Nippon Paint Co., Ltd.	6,000	38,260
Nippon Shokubai Co., Ltd.	6,000	54,237
Nippon Soda Co., Ltd.	6,000	26,891
Nippon Yakin Kogyo Co., Ltd. *	7,500	27,762
Nissan Chemical Industries Ltd.	4,000	54,030
Nittetsu Mining Co., Ltd.	2,000	8,904
Nof Corp.	7,000	27,302
Osaka Steel Co., Ltd.	1,000	15,817
Pacific Metals Co., Ltd.	6,000	49,625
Rengo Co., Ltd.	10,000	57,449
Sakai Chemical Industry Co., Ltd.	4,000	18,075
Sanyo Chemical Industries Ltd.	2,000	12,201
Sanyo Special Steel Co., Ltd. *	6,000	26,351
Shin-Etsu Polymer Co., Ltd.	2,400	18,084
Sumitomo Bakelite Co., Ltd.	9,000	49,591
Sumitomo Light Metal Industries Ltd. *	35,000	38,005
Sumitomo Osaka Cement Co., Ltd.	31,000	59,537
Sumitomo Titanium	200	7,847
Taiyo Nippon Sanso Corp.	8,000	71,869
Takasago International Corp.	3,000	15,191
Toagosei Co., Ltd.	8,000	36,686
Toho Zinc Co., Ltd.	4,000	18,948
Tokai Carbon Co., Ltd.	5,000	29,288
Tokuyama Corp.	11,000	61,604
Tokyo Ohka Kogyo Co., Ltd.	1,600	33,514
Tokyo Steel Manufacturing Co., Ltd.	6,300	84,424
Topy Industries Ltd.	21,000	49,830
Toyo Ink Mfg. Co., Ltd.	9,000	38,207
Toyo Kohan Co., Ltd.	3,000	16,833
Yamato Kogyo Co., Ltd.	1,300	41,320
Yodogawa Steel Works Ltd.	9,000	39,702
Zeon Corp.	9,000	54,338

		2,439,781

Media 0.3%
Asatsu-DK, Inc.	2,200	58,372
Avex Group Holdings, Inc.	1,000	9,219
Kadokawa Group Holdings, Inc.	800	18,450
SKY Perfect JSAT Holdings, Inc.	47	18,893
Toei Co., Ltd.	4,000	20,837
Toho Co., Ltd.	3,400	58,620
TV Asahi Corp.	10	16,324

		200,715

Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Hisamitsu Pharmaceutical Co., Inc.	700	25,802
Kaken Pharmaceutical Co., Ltd.	2,000	16,221
Kissei Pharmaceutical Co., Ltd.	2,000	43,458
Kyorin Co., Ltd.	2,000	28,761
Mochida Pharmaceutical Co., Ltd.	2,000	19,052

12 See financial notes

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Nippon Shinyaku Co., Ltd.	1,000	11,511
Rohto Pharmaceutical Co., Ltd.	2,000	21,878
Santen Pharmaceutical Co., Ltd.	1,300	41,516
Tsumura & Co.	600	17,530

		225,729

Real Estate 0.5%
AEON Mall Co., Ltd.	1,400	29,343
Daibiru Corp.	2,100	19,996
Daikyo, Inc. *	11,000	25,333
GOLDCREST Co., Ltd.	380	10,394
Heiwa Real Estate Co., Ltd.	8,000	25,175
Joint Corp. (a)(b)	4,000	—
Nomura Real Estate Holdings, Inc.	2,700	47,834
NTT Urban Development Corp.	36	34,928
Sumitomo Real Estate Sales Co., Ltd.	360	17,665
Tokyo Tatemono Co., Ltd.	17,000	78,395

		289,063

Retailing 1.9%
ABC-Mart, Inc.	500	17,810
Alpen Co., Ltd.	1,000	17,540
AOKl Holdings, Inc.	1,500	21,157
AOYAMA TRADING Co., Ltd.	3,300	57,099
ASKUL Corp.	1,000	20,239
Autobacs Seven Co., Ltd.	1,500	52,588
Belluna Co., Ltd.	2,000	11,683
Best Denki Co., Ltd. *	16,000	47,310
Bic Camera, Inc.	83	30,281
Chiyoda Co., Ltd.	1,000	12,676
Chori Co., Ltd.	8,000	10,203
Culture Convenience Club Co., Ltd.	2,200	11,448
DCM Holdings Co., Ltd.	3,200	21,637
Don Quijote Co., Ltd.	1,600	42,871
EDION Corp.	6,300	64,070
Fuji Co., Ltd.	900	15,977
GEO Corp.	28	30,367
Gulliver International Co., Ltd. (c)	600	22,131
H2O Retailing Corp.	6,000	41,770
Hikari Tsushin, Inc.	900	18,125
Izumi Co., Ltd.	2,900	41,334
J. Front Retailing Co., Ltd.	13,000	75,711
Joshin Denki Co., Ltd.	3,000	29,170
K’s Holdings Corp.	2,040	54,170
Keiyo Co., Ltd.	1,000	4,938
Kohnan Shoji Co., Ltd.	1,600	20,402
Kojima Co., Ltd.	3,000	25,528
Komeri Co., Ltd.	1,600	40,696
Nishimatsuya Chain Co., Ltd.	700	7,883
Nissen Holdings Co., Ltd.	2,800	11,461
Nitori Co., Ltd.	300	23,591
Parco Co., Ltd.	2,800	24,880
Paris Miki Holdings, Inc.	1,000	9,668
Ryohin Keikaku Co., Ltd.	900	40,919
Senshukai Co., Ltd.	3,100	17,460
Shimachu Co., Ltd.	1,800	37,429
Shimamura Co., Ltd.	500	50,372
T-Gaia Corp.	8	13,122
USS Co., Ltd.	620	42,459
Xebio Co., Ltd.	900	19,189
Yokohama Reito Co., Ltd.	2,000	14,336

		1,171,700

Semiconductors & Semiconductor Equipment 0.6%
Advantest Corp.	2,500	64,598
Dainippon Screen Mfg. Co., Ltd. *	8,000	44,918
Disco Corp.	400	28,238
Elpida Memory, Inc. *	4,200	89,471
Sanken Electric Co., Ltd. *	11,000	43,469
Shinko Electric Industries Co., Ltd.	2,300	40,837
Tokyo Seimitsu Co., Ltd. *	1,400	23,883
ULVAC, Inc.	1,400	32,957

		368,371

Software & Services 0.8%
Capcom Co., Ltd.	1,200	24,211
CSK Holdings Corp. *	5,000	25,424
Fuji Soft, Inc.	2,100	36,903
IT Holdings Corp.	2,100	30,040
ITOCHU Techno-Solutions Corp.	800	30,217
KONAMI Corp.	3,600	69,844
NEC Fielding Ltd.	1,000	13,476
Net One Systems Co., Ltd.	19	27,541
Nihon Unisys Ltd.	4,400	35,061
NS Solutions Corp.	1,000	22,572
OBIC Co., Ltd.	80	16,045
OTSUKA Corp.	500	35,549
Square Enix Holdings Co., Ltd.	1,000	21,120
Sumisho Computer Systems Corp.	1,100	18,123
Transcosmos, Inc. *	1,600	14,690
Trend Micro, Inc.	1,500	50,885

		471,701

Technology Hardware & Equipment 2.0%
Canon Electronics, Inc.	500	12,924
Canon Finetech, Inc.	1,300	22,802
Citizen Watch Co., Ltd.	10,000	69,454
Cmk Corp. *	3,100	22,871
Eizo Nanao Corp.	300	7,309
Hamamatsu Photonics K.K.	1,300	37,083
Hirose Electric Co., Ltd.	600	64,773
Hitachi Kokusai Electric, Inc.	3,000	31,211
HORIBA Ltd.	1,000	29,513
Hosiden Corp.	4,500	56,829
Japan Aviation Electronics Industry Ltd.	2,000	14,962
Japan Radio Co., Ltd. *	10,000	26,356
Kaga Electronics Co., Ltd.	2,600	28,051
Mabuchi Motor Co., Ltd.	700	38,583
Mitsumi Electric Co., Ltd.	3,400	73,983
Nichicon Corp.	2,000	26,771
Nidec Sankyo Corp.	2,000	17,633
Nippon Chemi-Con Corp. *	6,000	24,828
Oki Electric Industry Co., Ltd. *	81,000	83,943
Ryoden Trading Co., Ltd.	5,000	29,000
Ryosan Co., Ltd.	2,300	61,326
Ryoyo Electro Corp.	2,600	26,503
Sanshin Electronics Co., Ltd.	3,200	29,973
Shimadzu Corp.	6,000	49,701
Shinko Shoji Co., Ltd.	1,800	19,250
Star Micronics Co., Ltd.	1,700	21,048
Taiyo Yuden Co., Ltd.	4,000	61,896
Topcon Corp.	2,600	14,740
Toshiba Tec Corp. *	8,000	33,205
Yamatake Corp.	1,800	44,875
YASKAWA Electric Corp.	6,000	53,033

See financial notes 13

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Yokogawa Electric Corp.	8,000	68,375

		1,202,804

Transportation 1.1%
Daiichi Chuo Kisen Kaisha *	5,000	16,217
Fukuyama Transporting Co., Ltd.	5,000	26,107
Hitachi Transport System Ltd.	1,500	21,697
Iino Kaiun Kaisha Ltd.	2,900	18,571
Japan Airport Terminal Co., Ltd.	2,000	31,795
Kamigumi Co., Ltd.	7,000	57,820
Keihin Electric Express Railway Co., Ltd.	8,000	67,074
Keisei Electric Railway Co., Ltd.	8,000	47,362
Kintetsu World Express, Inc.	300	7,157
Mitsubishi Logistics Corp.	4,000	52,298
Mitsui-Soko Co., Ltd.	4,000	16,280
Nippon Konpo Unyu Soko Co., Ltd.	2,000	23,796
Nishi-Nippon Railroad Co., Ltd.	12,000	45,425
Sankyu, Inc.	9,000	40,942
Seino Holdings Co., Ltd.	10,000	72,109
Senko Co., Ltd.	2,000	7,913
Shinwa Kaiun Kaisha Ltd.	4,000	12,315
Sotetsu Holdings, Inc.	9,000	37,459
The Sumitomo Warehouse Co., Ltd.	6,000	28,489
Yusen Air & Sea Service Co., Ltd.	1,200	18,257

		649,083

Utilities 0.1%
Saibu Gas Co., Ltd.	7,000	18,823
Shizuoka Gas Co., Ltd.	2,000	11,515
The Okinawa Electric Power Co., Inc.	700	39,422

		69,760

		17,138,098

Liechtenstein 0.1%

Banks 0.1%
Liechtensteinische Landesbank AG	356	26,996

Diversified Financials 0.0%
Verwaltungs-und Privat-Bank AG *	207	23,469

		50,465

Luxembourg 0.1%

Real Estate 0.0%
GAGFAH S.A.	3,464	27,389

Telecommunication Services 0.1%
COLT Telecom Group S.A. *	14,914	28,236

		55,625

Netherlands 2.7%

Capital Goods 0.7%
Aalberts Industries N.V.	4,545	74,047
Arcadis N.V.	1,083	23,420
Draka Holdings N.V. *	2,962	57,816
Heijmans N.V., CVA *	3,692	62,053
Imtech N.V.	2,390	75,373
Koninklijke Boskalis Westminster N.V.	1,929	87,010
Wavin N.V. *	21,591	43,077

		422,796

Commercial & Professional Supplies 0.2%
USG People N.V. *	5,221	91,984

Consumer Durables & Apparel 0.1%
Koninklijke Ten Cate N.V.	908	24,777
TomTom N.V. (c)*	2,206	17,672

		42,449

Energy 0.2%
Fugro N.V., CVA	1,596	103,889

Food & Staples Retailing 0.0%
Sligro Food Group N.V.	879	29,578

Food, Beverage & Tobacco 0.3%
CSM *	3,332	107,673
Koninklijike Wessanen N.V. *	14,782	62,017

		169,690

Health Care Equipment & Services 0.1%
Mediq N.V.	3,505	64,994

Insurance 0.1%
Brit Insurance Holdings N.V.	7,504	90,953

Materials 0.1%
AMG Advanced Metallurgical Group N.V. *	1,636	18,106
James Hardie Industries N.V. CDI *	6,737	47,233

		65,339

Media 0.0%
Telegraaf Media Groep N.V.	943	19,345

Real Estate 0.4%
Eurocommercial, CVA	1,433	53,728
Nieuwe Steen Investments N.V.	1,728	35,125
Vastned Offices/Industrial N.V.	1,522	23,229
VastNed Retail N.V.	849	49,238
Wereldhave N.V.	851	71,154

		232,474

Retailing 0.0%
Macintosh Retail Group N.V.	1,099	24,517

Semiconductors & Semiconductor Equipment 0.1%
ASM International N.V. *	1,440	37,523

Software & Services 0.0%
Exact Holding N.V.	810	20,313

Technology Hardware & Equipment 0.3%
Gemalto N.V. *	1,607	71,635
Oce N.V. *	6,332	71,201
TKH Group N.V. CVA	1,279	26,797

		169,633

Transportation 0.1%
Koninklijke Vopak N.V.	460	37,730

		1,623,207

New Zealand 0.6%

Consumer Durables & Apparel 0.1%
Fisher & Paykel Appliances Holdings Ltd. *	67,704	31,461

14 See financial notes

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Services 0.1%
Sky City Entertainment Group Ltd.	19,354	44,237

Health Care Equipment & Services 0.1%
Fisher & Paykel Healthcare Corp., Ltd.	10,370	26,481

Materials 0.1%
Nufarm Ltd.	6,777	47,577
Nuplex Industries Ltd.	9,764	23,834

		71,411

Media 0.0%
Sky Network Television Ltd.	5,722	20,856

Real Estate 0.0%
Kiwi Income Property Trust	24,067	17,644

Retailing 0.0%
The Warehouse Group Ltd.	6,770	18,462

Transportation 0.1%
Air New Zealand Ltd.	29,360	28,922
Auckland International Airport Ltd.	30,355	44,133

		73,055

Utilities 0.1%
Contact Energy Ltd. *	11,253	50,937

		354,544

Norway 1.4%

Banks 0.2%
Sparebanken 1 SMN	5,893	48,347
Sparebanken Rogaland	4,683	42,742

		91,089

Capital Goods 0.1%
Renewable Energy Corp. A.S.A. (c)*	13,800	46,888
Veidekke A.S.A. (c)	4,661	39,002

		85,890

Energy 0.5%
DOF A.S.A. *	424	3,135
Fred. Olsen Energy A.S.A.	541	19,787
Petroleum Geo-Services A.S.A. *	6,879	94,673
Seadrill Ltd.	3,200	80,604
Songa Offshore SE *	5,500	25,224
Subsea 7, Inc. *	3,579	69,996
TGS Nopec Geophysical Co., A.S.A. *	1,516	29,055

		322,474

Food, Beverage & Tobacco 0.2%
Cermaq A.S.A. *	3,708	41,251
Marine Harvest *	58,083	53,895

		95,146

Materials 0.2%
Norske Skogindustrier A.S.A. *	66,000	100,934

Media 0.1%
Schibsted A.S.A.	1,728	42,880

Software & Services 0.0%
Atea A.S.A.	3,208	26,275

Transportation 0.1%
Stolt-Nielsen S.A.	1,807	28,297
Wilh. Wilhelmsen A.S.A., Class A	1,200	28,941

		57,238

		821,926

Portugal 0.4%

Banks 0.0%
Banif, SGPS, S.A. - Reg’d	5,376	6,785

Capital Goods 0.1%
Mota-Engil, SGPS, S.A.	4,663	16,788
Teixeira Duarte-Engenharia e Construcoes S.A. *	22,112	26,558

		43,346

Materials 0.1%
Portucel-Empresa Produtora de Pasta e Papel S.A.	8,613	23,047
Semapa - Sociedade de Investimento e Gestao, SGPS, S.A. *	2,748	27,807
Sonae Industria-SGPS, S.A. *	9,087	27,768

		78,622

Media 0.1%
Zon Multimedia-Servicos de Telecomunicacoes e Multimedia SGPS S.A.	11,922	52,523

Telecommunication Services 0.0%
Sonaecom, SGPS, S.A. *	10,562	18,537

Utilities 0.1%
Redes Energeticas Nacionais S.A.	7,428	26,670

		226,483

Republic of Korea 6.5%

Automobiles & Components 0.3%
Halla Climate Control Corp.	1,740	23,357
Hankook Tire Manufacturing	3,410	76,208
Kumho Tire Co., Inc. *	8,730	28,513
S&T Dynamics Co., Ltd.	1,630	23,251
Ssangyong Motor Co. *	4,970	55,379

		206,708

Banks 0.2%
Daegu Bank	5,740	75,867
Pusan Bank	7,490	79,712

		155,579

Capital Goods 1.3%
Daewoo International Corp.	2,270	71,921
Dongbu Corp.	3,130	18,415
Doosan Engineering & Construction Co., Ltd.	4,990	24,526
Doosan Infracore Co., Ltd. *	2,890	57,418
Hanjin Heavy Industries & Construction Co., Ltd.	1,730	42,819
Hanjin Heavy Industries & Construction Holdings Co., Ltd.	6,400	73,444
Hyundai Development Co.	3,220	79,439
Hyundai Mipo Dockyard Co., Ltd.	637	89,692
Keangnam Enterprises Ltd. *	2,080	14,602

See financial notes 15

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Kolon Engineering & Construction Co., Ltd.	3,850	15,634
Kumho Industrial Co., Ltd. *	12,800	47,520
Kyeryong Construction Industrial Co., Ltd.	980	13,737
LS Industrial Systems Co., Ltd.	245	16,135
ORION Corp.	117	30,719
Samsung Engineering Co., Ltd.	403	38,838
Samsung Techwin Co., Ltd.	863	68,603
STX Engine Co., Ltd.	1,320	26,407
Taeyoung Engineering & Construction	4,280	18,537
Taihan Electric Wire Co., Ltd. *	3,820	38,059

		786,465

Commercial & Professional Supplies 0.1%
Korea Plant Service & Engineering Co., Ltd.	150	6,834
S1 Corp.	640	27,332

		34,166

Consumer Durables & Apparel 0.1%
Woongjin Coway Co., Ltd.	1,440	47,416

Consumer Services 0.1%
Kangwon Land, Inc.	4,990	77,401

Diversified Financials 0.8%
Daewoo Securities Co., Ltd. *	3,650	68,550
Daishin Securities Co., Ltd. *	2,680	35,668
Hyundai Securities Co., Ltd. *	5,930	69,316
Korea Investment Holdings Co., Ltd. *	2,040	59,568
Mirae Asset Securities Co., Ltd. *	359	17,820
Samsung Securities Co., Ltd. *	1,684	92,980
Tong Yang Securities, Inc. *	5,590	47,864
Woori Investment & Securities Co., Ltd.	5,450	79,640

		471,406

Energy 0.1%
SK Gas Co., Ltd.	930	35,107

Food, Beverage & Tobacco 0.4%
CJ CheilJedang Corp.	158	31,420
Daesang Corp. *	2,880	20,416
Hite Holdings Co., Ltd.	710	15,829
Lotte Chilsung Beverage Co., Ltd.	62	47,799
Lotte Confectionery Co., Ltd.	31	34,242
Nong Shim Co., Ltd.	189	36,407
Ottogi Corp.	274	34,290
Samyang Corp.	770	28,259

		248,662

Household & Personal Products 0.2%
Amorepacific Corp.	39	29,487
LG Household & Health Care Ltd.	100	27,338
Pacific Corp.	478	54,944

		111,769

Insurance 0.5%
Dongbu Insurance Co., Ltd.	3,360	105,998
Hyundai Marine & Fire Insurance Co., Ltd. (HDMF) *	3,490	64,274
Korean Reinsurance Co.	4,375	38,150
LG Insurance Co., Ltd.	2,640	52,431
Meritz Fire & Marine Insurance	4,110	26,606

		287,459

Materials 1.3%
Cheil Industries, Inc.	1,470	105,377
Dc Chemical Co., Ltd.	412	78,125
Dongbu HiTek Co., Ltd. *	4,240	31,928
Dongbu Steel Co., Ltd.	4,890	45,088
Hanil Cement Co., Ltd.	408	25,622
Hansol Paper Co., Ltd.	3,650	37,152
Hyundai Hysco	1,220	20,809
Kolon Corp.	1,390	38,997
Korea Zinc Co., Ltd.	389	67,713
KP Chemical Corp. *	2,750	23,210
Samsung Fine Chemicals Co., Ltd.	480	22,970
Seah Besteel Corp.	2,830	41,848
SK Chemicals Co., Ltd.	1,571	73,013
SKC Co., Ltd.	1,000	18,354
Ssangyong Cement Industrial Co., Ltd. *	5,160	29,674
Taekwang Industrial Co., Ltd.	51	34,557
Tong Yang Major Corp. *	17,900	44,675
Young Poong Corp.	34	18,467

		757,579

Media 0.1%
Cheil Worldwide, Inc. (a)(b)	77	24,246
Daekyo Co., Ltd.	4,210	22,140
Woongjin Holdings Co., Ltd. *	760	7,270

		53,656

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Yuhan Corp.	163	23,530

Retailing 0.2%
CJ O Shopping Co., Ltd. *	235	17,535
Daewoo Motor Sales *	8,100	17,070
GS Home Shopping, Inc.	280	18,612
Hyundai Department Store Co., Ltd.	799	71,423

		124,640

Software & Services 0.1%
Nhn Corp. *	285	47,516

Technology Hardware & Equipment 0.2%
Lg Innotek Co.	209	32,309
Samsung Electro-Mechanics Co., Ltd.	746	94,193
Sindo Ricoh Co., Ltd.	395	18,425

		144,927

Telecommunication Services 0.1%
Hanarotelecom Inc. *	11,155	55,307

Transportation 0.3%
Asiana Airlines *	9,690	51,511
Glovis Co., Ltd.	82	9,078
Hanjin Shipping Holdings Co., Ltd. *	3,420	60,412
Korea Line Corp. *	1,030	55,124
STX Pan Ocean Co., Ltd.	1,180	13,897

		190,022

Utilities 0.1%
E1 Corp	461	25,477

16 See financial notes

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Samchully Co., Ltd.	315	32,014

		57,491

		3,916,806

Singapore 2.0%

Capital Goods 0.2%
Cosco Corp.(Singapore) Ltd.	25,431	31,796
Haw Par Corp., Ltd.	4,000	17,655
Hong Leong Asia Ltd.	5,000	17,335
SembCorp Marine Ltd.	15,096	46,194

		112,980

Consumer Services 0.1%
Genting Singapore plc *	40,000	27,698
Hotel Properties Ltd.	12,000	19,956

		47,654

Diversified Financials 0.1%
Singapore Exchange Ltd.	10,000	59,287

Food & Staples Retailing 0.1%
Olam International Ltd. (c)	31,704	59,822

Food, Beverage & Tobacco 0.0%
People’s Food Holdings Ltd.	59,000	29,684

Health Care Equipment & Services 0.1%
Parkway Holdings Ltd. *	13,866	33,941

Real Estate 0.9%
Allgreen Properties Ltd.	43,000	39,197
Ascendas Real Estate Investment Trust	37,000	51,657
CapitaCommercial Trust	63,302	55,359
CapitaMall Trust	54,000	76,169
Fortune REIT	58,000	26,853
Guocoland Ltd.	6,000	10,165
K-REIT Asia	23,000	18,630
Keppel Land Ltd.	15,000	40,428
Mapletree Logistics Trust	54,000	34,398
Singapore Land Ltd.	3,000	14,693
Suntec Real Estate Investment Trust	60,000	60,384
UOL Group Ltd.	20,000	55,515
Wing Tai Holdings Ltd.	23,000	30,203
Yanlord Land Group Ltd.	14,000	17,290

		530,941

Technology Hardware & Equipment 0.1%
Venture Corp., Ltd. *	13,368	95,632

Telecommunication Services 0.0%
MobileOne Ltd.	13,000	20,166

Transportation 0.4%
ComfortDelGro Corp., Ltd.	81,102	92,136
SIA Engineering Co., Ltd.	7,205	19,283
Singapore Airport Terminal Services Ltd.	25,749	52,413
Singapore Post Ltd.	42,000	33,232
SMRT Corp., Ltd.	12,000	19,923

		216,987

		1,207,094

Spain 1.4%

Banks 0.1%
Banco de Valencia S.A.	6,208	36,194
Banco Pastor S.A.	4,076	22,211

		58,405

Capital Goods 0.3%
Abengoa S.A.	1,521	36,992
Construcciones y Auxiliar de Ferrocarriles S.A.	55	30,168
Ferrovial S.A.	4,999	44,028
Obrascon Huarte Lain S.A.	2,951	83,930

		195,118

Commercial & Professional Supplies 0.1%
Prosegur, Compania de Seguridad S.A. - Reg’d	674	31,273

Consumer Services 0.1%
Codere S.A. *	1,135	11,957
NH Hoteles S.A. *	12,627	58,159
Sol Melia S.A.	3,563	29,622

		99,738

Diversified Financials 0.1%
Bolsas y Mercados Espanoles (c)	1,622	44,848
Corporacion Financiera Alba S.A.	777	37,446

		82,294

Energy 0.0%
Tecnicas Reunidas S.A.	471	28,582

Food, Beverage & Tobacco 0.2%
Campofrio Food Group S.A. *	1,506	13,836
Ebro Puleva S.A.	3,648	67,933
Pescanova S.A.	488	13,939
SOS Corp. Alimentaria S.A. (c)*	5,474	14,649

		110,357

Insurance 0.1%
Grupo Catalana Occidente S.A.	2,235	45,052

Materials 0.1%
Grupo Empresarial Ence S.A. *	7,307	26,736
La Seda de Barcelona S.A., Class B (a)(b)*	15,006	6,802
Tubos Reunidos S.A.	5,480	15,052

		48,590

Media 0.1%
Antena 3 de Television S.A.	4,233	39,184

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Almirall S.A.	933	10,105
Grifols S.A.	1,851	23,434

		33,539

Software & Services 0.1%
Indra Sistemas S.A.	4,308	86,362

		858,494

Sweden 2.4%

Capital Goods 0.6%
Cardo AB	858	27,587
Hexagon AB, Class B	4,141	65,694

See financial notes 17

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Lindab International AB	3,427	38,569
Peab AB	8,940	54,308
Saab AB, B Shares (c)	3,281	50,777
Trelleborg AB, B Shares (c)	14,649	105,985

		342,920

Commercial & Professional Supplies 0.1%
Intrum Justitia AB	967	11,419
Niscayah Group AB *	11,002	20,582

		32,001

Consumer Durables & Apparel 0.3%
Husqvarna AB, A Shares	3,532	26,067
Husqvarna AB, B Shares	10,296	76,398
JM AB *	2,098	33,798
Nobia AB *	6,695	34,565

		170,828

Diversified Financials 0.2%
D. Carnegie & Co. AB (a)(b)	851	—
Investment AB Oresund	1,087	20,683
Kinnevik Investment AB, B Shares	5,131	94,175

		114,858

Energy 0.1%
Lundin Petroleum AB *	5,208	31,671
PA Resources AB *	5,000	12,923

		44,594

Food & Staples Retailing 0.1%
Axfood AB	958	27,373
Hakon Invest AB	1,605	27,533

		54,906

Food, Beverage & Tobacco 0.1%
AarhusKarlshamn AB	1,042	26,231
Swedish Match AB (c)	3,318	75,218

		101,449

Health Care Equipment & Services 0.1%
Getinge AB, B Shares	3,993	89,257

Materials 0.1%
Billerud *	4,060	31,857
Hoganas AB, B Shares	1,081	32,268

		64,125

Media 0.2%
Eniro AB *	17,913	51,438
Modern Times Group, B Shares	976	59,431

		110,869

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Meda AB, A Shares	4,928	47,265

Real Estate 0.4%
Castellum AB	5,476	49,574
Fabege AB	9,453	58,697
Hufvudstaden AB, A Shares	3,687	28,127
Kungsleden AB (c)	7,530	47,732
Wallenstam AB, Class B	1,899	34,787
Wihlborgs Fastigheter AB	1,131	22,830

		241,747

		1,414,819

Switzerland 3.3%

Automobiles & Components 0.1%
Rieter Holding AG - Reg’d *	246	74,999

Banks 0.3%
Banque Cantonale Vaudoise - Reg’d	71	31,223
Basler Kantonalbank	558	68,126
St. Galler Kantonalbank AG - Reg’d	47	20,835
Valiant Holding	208	39,553

		159,737

Capital Goods 0.6%
Bobst Group AG *	620	24,687
Bucher Industries AG - Reg’d	372	45,571
Daetwyler Holding AG	286	18,274
Georg Fischer AG - Reg’d *	241	85,222
Kaba Holding AG, Class B - Reg’d	89	25,274
OC Oerlikon Corp. AG - Reg’d (c)*	1,613	74,513
Sulzer AG - Reg’d	901	89,341

		362,882

Consumer Durables & Apparel 0.1%
AFG Arbonia-Forster Holding AG *	1,198	30,626
Forbo Holding AG - Reg’d	114	47,315
Metall Zug AG, B Shares - Reg’d	6	16,700

		94,641

Consumer Services 0.1%
Kuoni Reisen Holding AG - Reg’d	135	47,857

Diversified Financials 0.2%
Bank Sarasin & Cie AG - Reg’d, Series B	962	37,419
Compagnie Financiere Tradition S.A.	128	14,278
EFG International AG	1,584	26,575
Partners Group Holding AG	136	18,208
Vontobel Holding AG - Reg’d	1,208	34,743

		131,223

Food, Beverage & Tobacco 0.3%
Aryzta AG	2,027	77,451
Barry Callebaut AG - Reg’d *	52	32,803
Emmi AG - Reg’d	139	21,648
Lindt & Spruengli AG	9	19,936
Lindt & Spruengli AG - Reg’d	2	52,020

		203,858

Health Care Equipment & Services 0.3%
Galenica AG - Reg’d (c)	86	33,443
Nobel Biocare Holding AG - Reg’d	2,373	52,012
Sonova Holding AG - Reg’d	550	68,180
Straumann Holding AG - Reg’d	49	12,040

		165,675

Materials 0.3%
Ems-Chemie Holding AG - Reg’d	446	61,868
Schmolz & Bickenbach AG - Reg’d *	2,132	72,142
Sika AG - Bearer Shares	36	63,942

		197,952

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Actelion Ltd. - Reg’d *	588	23,848
BB Biotech AG	366	22,869
Lonza Group AG - Reg’d	1,176	91,771

		138,488

18 See financial notes

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Real Estate 0.2%
Allreal Holding AG - Reg’d	149	17,301
PSP Swiss Property AG - Reg’d *	930	55,350
Swiss Prime Site AG - Reg’d *	426	25,191

		97,842

Retailing 0.2%
Charles Voegele Holding AG *	580	26,988
Dufry Group - Reg’d *	463	39,600
Valora Holding AG - Reg’d	173	43,462

		110,050

Technology Hardware & Equipment 0.2%
Kudelski S.A.	1,055	30,507
Logitech International S.A. - Reg’d *	3,975	64,893

		95,400

Transportation 0.2%
Flughafen Zuerich AG - Reg’d	66	21,710
Panalpina Welttransport Holding AG - Reg’d	1,071	96,319

		118,029

		1,998,633

United Kingdom 13.2%

Banks 0.1%
Paragon Group Cos. plc	20,202	50,462

Capital Goods 2.8%
Ashtead Group plc	64,158	115,798
Bodycote plc	21,162	71,729
BSS Group plc	6,037	28,389
Carillion plc	23,036	120,286
Charter International plc	5,705	70,047
Chemring Group plc	482	26,854
Cobham plc	24,127	97,800
Cookson Group plc *	11,498	98,538
Fenner plc	11,506	37,581
Galliford Try plc	7,508	43,145
IMI plc	11,511	125,170
Interserve plc	16,054	54,160
Invensys plc	16,480	84,872
Keller Group plc	3,667	40,618
Kier Group plc	3,376	58,655
Meggitt plc	23,403	111,358
Melrose plc	15,017	54,569
Morgan Crucible Co. plc	15,003	48,872
Morgan Sindall plc	4,158	36,001
Qinetiq Group plc	33,192	64,649
SIG plc *	45,967	92,454
Speedy Hire plc	67,419	36,230
Spirax-Sarco Engineering plc	1,825	42,934
The Weir Group plc	5,495	82,492
Ultra Electronics Holdings plc	850	20,069

		1,663,270

Commercial & Professional Supplies 1.3%
Aggreko plc	4,755	88,572
Babcock International Group plc	6,131	54,675
De La Rue plc	6,965	97,025
Homeserve plc	1,441	43,906
Intertek Group plc	2,408	54,688
Michael Page International plc	7,153	46,524
Mitie Group plc	12,641	45,101
Regus plc	23,460	41,299
Serco Group plc	10,142	97,341
Shanks Group plc	18,066	28,481
The Davis Service Group plc	13,386	87,641
VT Group plc	4,224	48,090
WS Atkins plc	4,688	50,724

		784,067

Consumer Durables & Apparel 0.6%
Bellway plc	8,415	96,606
Bovis Homes Group plc *	9,633	62,500
Burberry Group plc	7,951	81,434
Redrow plc *	24,165	55,013
The Berkeley Group Holdings plc *	4,744	60,230

		355,783

Consumer Services 0.7%
Greene King plc	12,221	84,811
J.D. Wetherspoon plc	5,628	46,517
Marston’s plc	58,026	89,922
Millennium & Copthorne Hotels plc	7,152	51,546
PartyGaming plc *	4,477	21,001
Rank Group plc	62,657	116,322
Restaurant Group plc	7,712	28,647

		438,766

Diversified Financials 1.0%
Aberdeen Asset Management plc	32,737	68,745
Ashmore Group plc	6,641	26,805
Cattles plc (a)(b)*	247,655	13,035
Close Brothers Group plc	8,289	92,263
F&C Asset Management plc	65,309	65,663
Henderson Group plc	35,063	78,328
IG Group Holdings plc	4,453	27,614
Intermediate Capital Group plc	18,143	78,127
Provident Financial plc	6,719	85,834
Tullett Prebon plc	11,263	60,231

		596,645

Energy 0.7%
Acergy S.A.	2,200	41,909
Cairn Energy plc *	8,190	49,982
Dana Petroleum plc *	2,541	46,856
Enquest plc *	9,650	14,778
Hunting plc	5,114	44,040
John Wood Group plc	9,454	53,252
Petrofac Ltd.	2,633	45,538
Premier Oil plc *	1,938	37,531
Tullow Oil plc	4,868	84,783

		418,669

Food, Beverage & Tobacco 0.5%
Britvic plc	9,687	70,997
Dairy Crest Group plc	11,893	65,065
Greggs plc	3,852	28,291
Northern Foods plc	52,709	44,069
Premier Foods plc *	183,505	73,385
Robert Wiseman Dairies plc	1,359	9,702

		291,509

Health Care Equipment & Services 0.0%
SSL International plc	1,918	25,130

See financial notes 19

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Household & Personal Products 0.1%
McBride plc	8,393	23,955
PZ Cussons plc	4,017	16,695

		40,650

Insurance 0.7%
Admiral Group plc	3,258	65,342
Beazley plc	27,863	48,332
Catlin Group Ltd.	14,551	78,266
Chaucer Holdings plc	23,349	17,727
Chesnara plc	6,903	23,642
Hiscox Ltd.	14,359	73,102
Jardine Lloyd Thompson Group plc	5,133	43,488
Lancashire Holdings Ltd.	5,525	39,177
St. James’s Place plc	3,933	15,833

		404,909

Materials 0.7%
Aquarius Platinum Ltd.	8,704	57,191
Croda International plc	2,976	45,637
DS Smith plc	46,070	94,573
Ferrexpo plc	3,124	16,709
Filtrona plc	10,203	35,815
Marshalls plc	20,356	31,809
Petropavlovsk plc	2,138	38,196
Randgold Resources Ltd.	511	43,300
Yule Catto & Co. plc *	7,262	22,815

		386,045

Media 0.8%
Aegis Group plc	45,594	90,581
Daily Mail & General Trust	9,428	74,568
Euromoney Institutional Investor plc	2,538	19,951
Informa plc	20,084	121,219
Johnston Press plc *	139,897	70,647
Trinity Mirror plc *	40,962	97,659

		474,625

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Shire plc	3,332	73,398

Real Estate 0.3%
Derwent London plc	2,239	49,341
Great Portland Estates plc	7,258	34,744
Mapeley Ltd. (a)(b)	2,199	—
Savills plc	6,044	31,518
Shaftesbury plc	6,296	37,467
St. Modwen Properties plc *	7,396	19,528

		172,598

Retailing 0.9%
Carpetright plc	2,647	34,969
Debenhams plc *	85,292	93,021
GaliForm plc *	24,695	30,148
Game Group plc	31,332	45,602
Halfords Group plc	6,959	53,905
Headlam Group plc	5,264	24,669
HMV Group plc (c)	61,504	67,568
JJB Sports plc *	116,104	41,184
Mothercare plc	2,925	25,652
N Brown Group plc	8,611	35,989
Smiths News plc	14,478	27,222
Sports Direct International *	18,312	31,395
WH Smith plc	6,285	48,212

		559,536

Semiconductors & Semiconductor Equipment 0.1%
ARM Holdings plc	13,060	50,373
CSR plc *	4,388	28,699

		79,072

Software & Services 0.4%
Autonomy Corp. plc *	2,210	60,623
Computacenter plc	10,700	53,334
Dimension Data Holdings plc	45,545	63,197
Misys plc *	15,467	55,075

		232,229

Technology Hardware & Equipment 0.6%
Electrocomponents plc	28,832	98,713
Halma plc	10,243	42,648
Laird plc	28,627	57,438
Premier Farnell plc	15,714	56,933
Rotork plc	1,321	28,359
Spectris plc	4,036	55,227

		339,318

Telecommunication Services 0.1%
Inmarsat plc	6,138	71,418

Transportation 0.6%
Air Berlin plc (c)*	6,922	36,957
BBA Aviation plc	27,816	88,013
Forth Ports plc	1,856	38,172
Go-Ahead Group plc	3,262	70,470
Stagecoach Group plc	28,560	85,809
Wincanton plc	15,677	56,321

		375,742

Utilities 0.1%
Northumbrian Water Group plc	15,075	62,331

		7,896,172

Total Common Stock (Cost $53,109,541)		57,699,504

Preferred Stock 0.4% of net assets

Germany 0.4%

Capital Goods 0.1%
Jungheinrich AG	3,223	72,603

Consumer Durables & Apparel 0.1%
Hugo Boss AG	1,095	47,350

Health Care Equipment & Services 0.1%
Draegerwerk AG & Co. KGAA	671	46,969

Materials 0.0%
Fuchs Petrolub AG	175	17,407

Transportation 0.1%
Sixt AG	1,038	23,545

		207,874

20 See financial notes

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Republic of Korea 0.0%

Diversified Financials 0.0%
Daishin Securities Co., Ltd. *	2,090	17,394

Total Preferred Stock (Cost $150,387)		225,268

Rights 0.0% of net assets

Israel 0.0%

Real Estate 0.0%
Africa Israel Investments Ltd. (a)(b)*	257	126

New Zealand 0.0%

Materials 0.0%
Nufarm Limited (a)*	1,355	2,370

Norway 0.0%

Capital Goods 0.0%
Renewable Energy Corp. A.S.A. (a)(b)*	6,900	9,568

Spain 0.0%

Banks 0.0%
Banco de Valencia S.A. *	6,208	727

Total Rights (Cost $1,055)		12,791

Warrants 0.0% of net assets

Hong Kong 0.0%

Capital Goods 0.0%
HKC Holdings Ltd. (b)*	7,600	269
HKC Holdings Ltd. (a)*	13,090	118

		387

Energy 0.0%
Hong Kong Energy Holdings Ltd. (a)*	793	19
Hong Kong Energy Holdings Ltd. (b)*	524	31

		50

		437

Italy 0.0%

Software & Services 0.0%
Tiscali S.p.A. *	33,436	160

Total Warrants (Cost $—)		597

Other Investment Company 2.8% of net assets

United States 2.8%
iShares MSCI EAFE Index Fund	31,000	1,687,330

Total Other Investment Company (Cost $1,723,148)		1,687,330

Security	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.6% of net assets
Wells Fargo
0.03%, 05/03/10	339,012	339,012

Total Short-Term Investment (Cost $339,012)		339,012

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 1.9% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	1,121,234	1,121,234

Total Collateral Invested for Securities on Loan (Cost $1,121,234)		1,121,234

Total Collateral Invested for Securities on Loan

At 04/30/10, the tax basis cost of the fund’s investments was $55,936,516 and the unrealized appreciation and depreciation were $6,378,983 and ($2,350,997), respectively, with a net unrealized appreciation of $4,027,986.

At 04/30/10, the values of certain foreign securities held by the fund aggregating $52,584,702 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $54,077 or 0.1% of net assets.
(c)	All or a portion of this security is on loan.

CVA —	Dutch Certificate.
Reg’d —	Registered
REIT —	Real Estate Investment Trust.

See financial notes 21

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings as of April 30, 2010 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

	88.8%	Common Stock	167,617,127	186,772,439
	10.0%	Preferred Stock	17,914,358	21,116,183
	—%	Rights	—	—
	0.8%	Other Investment Company	1,597,049	1,597,900
	—%	Short-Term Investments	29,569	29,569

	99.6%	Total Investments	187,158,103	209,516,091
	0.8%	Collateral Invested for Securities on Loan	1,663,250	1,663,250
(0	.4)%	Other Assets and Liabilities, Net		(802,049)

	100.0%	Total Net Assets		210,377,292

	Number	Value
Security	of Shares	($)

Common Stock 88.8% of net assets

Brazil 5.0%

Banks 1.1%
Banco do Brasil S.A.	38,500	664,240
Banco Santander Brasil S.A.	135,500	1,566,055

		2,230,295

Capital Goods 0.2%
Empresa Brasileira de Aeronautica S.A. *	67,100	393,741

Diversified Financials 0.2%
BM&F BOVESPA S.A.	51,200	338,731

Energy 1.4%
Petroleo Brasileiro S.A. - Petrobras	138,800	2,950,473

Food, Beverage & Tobacco 0.1%
Companhia de Bebidas das Americas	800	67,709
JBS S.A.	19,200	90,243
Souza Cruz S.A.	3,100	119,488

		277,440

Materials 1.1%
Companhia Siderurgica Nacional S.A.	31,200	579,397
Fibria Celulose S.A. *	5,042	100,042
Gerdau S.A.	9,500	118,542
Usinas Siderurgicas de Minas Gerais S.A.	6,000	188,534
Vale S.A.	46,300	1,414,371

		2,400,886

Telecommunication Services 0.2%
Tele Norte Leste Participacoes S.A.	9,900	178,265
Telesp - Telecomunicacoes de Sao Paulo S.A.	7,900	135,344
Tim Participacoes S.A. *	39,200	137,564

		451,173

Utilities 0.7%
Centrais Eletricas Brasileiras S.A.	51,000	724,694
Companhia de Saneamento Basico do Estado de Sao Paulo	7,300	140,184
Companhia Energetica de Minas Gerais	13,425	166,051
CPFL Energia S.A.	2,600	53,249
EDP - Energias do Brasil S.A.	4,200	80,581
Light S.A.	7,100	95,987
Tractebel Energia S.A.	15,500	197,512

		1,458,258

		10,500,997

Chile 0.8%

Banks 0.1%
Banco de Chile	1,176,306	122,380
Banco Santander Chile S.A.	1,605,335	102,083

		224,463

Capital Goods 0.1%
Empresas Copec S.A.	15,753	251,917

Food & Staples Retailing 0.1%
Cencosud S.A.	37,464	153,408

Retailing 0.1%
S.A.C.I. Falabella S.A.	25,889	163,830

Telecommunication Services 0.0%
Empresa Nacional de Telecomunicaciones S.A.	5,973	84,585

Utilities 0.4%
Empresa Nacional de Electricidad S.A.	149,843	232,727
Enersis S.A.	1,218,968	487,399

		720,126

		1,598,329

China 29.5%

Automobiles & Components 0.1%
Dongfeng Motor Group Co., Ltd., Class H	72,000	102,258

Banks 8.5%
Bank of China Ltd., Class H	10,742,000	5,529,816
Bank of Communications Co., Ltd., Class H	568,000	646,901
China CITIC Bank Corp. Ltd., Class H	1,107,000	727,710
China Construction Bank Corp., Class H	3,035,000	2,464,639

See financial notes 1

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
China Merchants Bank Co., Ltd., Class H	431,350	1,057,438
China Minsheng Banking Corp., Ltd., Class H *	657,500	703,867
Industrial & Commercial Bank of China Ltd., Class H	9,255,000	6,745,483

		17,875,854

Capital Goods 1.5%
Beijing Enterprises Holdings Ltd.	10,500	67,648
China Communications Construction Co., Ltd., Class H	224,000	211,202
China International Marine Containers (Group) Co., Ltd., Class B	202,305	255,732
China Railway Construction Corp., Ltd., Class H	590,500	735,167
China Railway Group Ltd., Class H *	1,398,000	963,661
China South Locomotive & Rolling Stock Corp., Ltd., Class H	300,000	225,903
Metallurgical Corp. of China Ltd., Class H *	630,000	325,730
Shanghai Electric Group Co., Ltd., Class H	688,000	326,405

		3,111,448

Energy 14.0%
China Coal Energy Co., Class H	438,000	660,944
China Oilfield Services Ltd., Class H	146,000	203,597
China Petroleum & Chemical Corp., Class H	9,216,000	7,389,373
China Shenhua Energy Co., Ltd., Class H	644,500	2,765,624
PetroChina Co., Ltd., Class H	15,459,000	17,802,023
Yanzhou Coal Mining Co., Ltd., Class H	204,000	567,458

		29,389,019

Insurance 1.7%
China Life Insurance Co., Ltd., Class H	523,000	2,408,152
China Pacific Insurance Group Co., Ltd., Class H *	59,000	246,588
PICC Property & Casualty Co., Ltd., Class H (b)*	106,000	100,502
Ping An Insurance (Group) Co., of China Ltd., Class H	104,500	894,608

		3,649,850

Materials 1.4%
Aluminum Corp. of China Ltd., Class H *	923,000	893,028
Angang Steel Co., Ltd., Class H (b)	432,000	666,358
Anhui Conch Cement Co., Ltd., Class H	80,000	255,445
Jiangxi Copper Co., Ltd., Class H	149,000	312,523
Maanshan Iron & Steel Co., Ltd., Class H (b)*	665,000	348,842
Sinopec Shanghai Petrochemical Co., Ltd., Class H *	762,000	292,547
Zijin Mining Group Co., Ltd., Class H	278,000	216,646

		2,985,389

Real Estate 0.0%
Guangzhou R&F Properties Co., Ltd., Class H	44,400	58,001

Technology Hardware & Equipment 0.1%
ZTE Corp., Class H (b)	49,200	176,249

Telecommunication Services 0.3%
China Telecom Corp., Ltd., Class H	1,574,000	722,136

Transportation 1.2%
Air China Ltd., Class H *	276,000	304,982
China COSCO Holdings Co., Ltd., Class H	709,000	902,923
China Shipping Container Lines Co., Ltd., Class H *	946,000	392,620
China Shipping Development Co., Ltd., Class H	181,000	269,288
China Southern Airlines Co., Ltd., Class H (b)*	701,500	359,102
Jiangsu Expressway Co., Ltd., Class H	226,000	212,203
Zhejiang Expressway Co., Ltd., Class H	100,000	93,280

		2,534,398

Utilities 0.7%
Datang International Power Generation Co., Ltd., Class H	1,272,000	530,177
Huadian Power International Corp., Ltd., Class H (b)*	924,000	221,049
Huaneng Power International, Inc., Class H	1,345,000	774,640

		1,525,866

		62,130,468

Columbia 0.2%

Banks 0.0%
Bancolombia S.A.	7,824	92,052

Diversified Financials 0.1%
Grupo de Inversiones Suramericana	10,948	166,296

Energy 0.1%
Ecopetrol S.A.	116,874	165,162

		423,510

Czech Republic 0.6%

Banks 0.1%
Komercni Banka A/S	928	190,464

Materials 0.1%
Unipetrol A/S *	14,215	149,583

Telecommunication Services 0.1%
Telefonica 02 Czech Republic A/S	13,882	307,695

Utilities 0.3%
CEZ A/S	12,108	580,585

		1,228,327

2 See financial notes

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Egypt 0.2%

Capital Goods 0.1%
Orascom Construction Industries GDR	4,506	214,672

Telecommunication Services 0.1%
Orascom Telecom Holding S.A.E. GDR - Reg’d	41,412	252,950

		467,622

Hong Kong 2.8%

Capital Goods 0.1%
Citic Pacific Ltd.	82,000	178,765
Shanghai Industrial Holdings Ltd.	23,000	99,371

		278,136

Energy 0.6%
CNOOC Ltd.	720,000	1,266,459

Food & Staples Retailing 0.1%
China Resources Enterprise Ltd.	64,000	225,794

Food, Beverage & Tobacco 0.0%
China Foods Ltd.	94,000	69,294

Real Estate 0.2%
China Overseas Land & Investment Ltd.	82,000	159,224
China Vanke Co., Ltd., Class B	299,300	289,997

		449,221

Telecommunication Services 1.6%
China Mobile Ltd.	264,500	2,589,201
China Unicom Ltd.	648,056	807,207

		3,396,408

Transportation 0.1%
China Merchants Holdings International Co., Ltd.	36,000	125,057

Utilities 0.1%
China Resources Power Holdings Co., Ltd.	39,000	79,064

		5,889,433

Hungary 0.9%

Banks 0.4%
OTP Bank Nyrt. *	23,343	820,541

Energy 0.4%
MOL Hungarian Oil & Gas Nyrt. *	7,649	774,532

Telecommunication Services 0.1%
Magyar Telekom Telecommunications plc	51,531	183,356

		1,778,429

India 4.9%

Automobiles & Components 0.0%
Mahindra & Mahindra Ltd.	6,892	81,956

Banks 1.1%
Axis Bank Ltd.	24,402	689,821
Bank of Baroda	4,243	65,232
Canara Bank Ltd.	11,030	106,170
HDFC Bank Ltd.	3,458	153,576
Housing Development Finance Corp., Ltd.	4,427	279,134
ICICI Bank Ltd.	24,719	522,236
Punjab National Bank Ltd.	4,782	110,840
State Bank of India	7,242	372,886

		2,299,895

Capital Goods 0.3%
Bharat Heavy Electricals Ltd.	2,407	133,703
Larsen & Toubro Ltd.	7,405	266,503
Tata Motors Ltd.	8,739	169,524

		569,730

Diversified Financials 0.1%
Infrastructure Development Finance Co., Ltd.	76,618	291,558

Energy 1.1%
Bharat Petroleum Corp., Ltd.	16,891	197,649
Hindustan Petroleum Corp., Ltd.	39,227	278,621
Indian Oil Corp., Ltd.	19,115	127,230
Mangalore Refinery & Petrochemicals Ltd.	34,190	58,481
Oil & Natural Gas Corp., Ltd.	18,473	436,408
Oil India Ltd.	2,485	62,314
Reliance Industries Ltd.	50,880	1,174,256

		2,334,959

Food, Beverage & Tobacco 0.4%
Balrampur Chini Mills Ltd.	147,715	275,877
ITC Ltd.	76,148	454,509

		730,386

Household & Personal Products 0.0%
Hindustan Unilever Ltd.	17,988	96,335

Materials 1.0%
Grasim Industries Ltd.	3,123	191,152
Hindalco Industries Ltd.	83,475	331,283
Hindustan Zinc Ltd.	2,285	63,560
National Aluminium Co., Ltd.	6,957	63,664
Steel Authority of India Ltd.	31,080	152,305
Sterlite Industries (India) Ltd.	14,388	264,343
Tata Steel Ltd.	61,163	844,068
Welspun Gujarat Stahl Rohren Ltd.	16,815	102,123

		2,012,498

Real Estate 0.0%
DLF Ltd.	10,613	73,914

Software & Services 0.4%
Infosys Technologies Ltd.	9,297	565,455
Tata Consultancy Services	5,427	92,791
Wipro Ltd.	8,018	120,625

		778,871

Telecommunication Services 0.3%
Bharti Airtel Ltd.	37,570	252,936
Idea Cellular Ltd. *	91,233	124,906
Reliance Communications Ltd.	52,875	193,078

		570,920

Utilities 0.2%
Gail India Ltd.	13,717	131,388

See financial notes 3

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
National Hydroelectric Power Corp., Ltd. *	92,303	63,037
NTPC Ltd.	36,900	172,749
Power Grid Corp. of India Ltd.	21,147	52,154

		419,328

		10,260,350

Indonesia 1.1%

Automobiles & Components 0.3%
PT Astra International Tbk	101,000	521,923

Banks 0.4%
PT Bank Central Asia Tbk	389,500	233,154
PT Bank Danamon Indonesia Tbk	88,500	56,140
PT Bank Mandiri	248,000	157,063
PT Bank Negara Indonesia (Persero) Tbk	443,500	126,227
PT Bank Rakyat Indonesia	278,000	272,093

		844,677

Energy 0.1%
PT Bumi Resources Tbk	879,500	225,715

Food, Beverage & Tobacco 0.0%
PT Gudang Garam Tbk	22,000	66,752

Household & Personal Products 0.0%
PT Unilever Indonesia Tbk	37,000	56,418

Telecommunication Services 0.3%
PT Indosat Tbk	216,000	140,114
PT Telekomunikasi Indonesia Tbk	521,500	450,209

		590,323

		2,305,808

Malaysia 2.4%

Banks 1.1%
CIMB Group Holdings Berhad	153,500	679,697
Malayan Banking Berhad	384,100	917,059
Public Bank Berhad	211,700	796,785

		2,393,541

Capital Goods 0.3%
Sime Darby Berhad	203,400	557,272

Consumer Services 0.2%
Genting Berhad	137,000	296,172
Resorts World Berhad	132,600	119,704

		415,876

Food, Beverage & Tobacco 0.3%
British American Tobacco Malaysia Berhad	8,800	121,123
IOI Corp. Berhad	159,100	270,048
Ppb Group Berhad	25,000	139,110

		530,281

Telecommunication Services 0.3%
Axiata Group Berhad *	216,000	263,081
Digi.com Berhad	18,000	128,067
Telekom Malaysia Berhad	192,000	208,382

		599,530

Transportation 0.0%
PLUS Expressways Berhad	90,500	97,344

Utilities 0.2%
Petronas Gas Berhad	34,300	107,174
Tenaga Nasional Berhad	93,000	247,205
YTL Power International Berhad	166,807	114,351

		468,730

		5,062,574

Mexico 6.6%

Banks 0.2%
Grupo Financiero Banorte S.A.B. de C.V., Class O	77,600	311,982
Grupo Financiero Inbursa S.A.B. de C.V., Class O	18,100	60,994

		372,976

Capital Goods 0.2%
Alfa S.A.B., Class A	25,300	197,267
Grupo Carso S.A.B de C.V., Series A1	48,000	175,591

		372,858

Food & Staples Retailing 0.2%
Organizacion Soriana S.A.B de C.V., Series B *	23,200	69,041
Wal-Mart de Mexico S.A.B. de C.V., Series V	165,400	385,012

		454,053

Food, Beverage & Tobacco 1.0%
Coca-Cola Femsa S.A.B. de C.V. (Femsa), Series L	61,300	429,519
Fomento Economico Mexicano S.A.B. de C.V.	179,100	848,351
Grupo Bimbo S.A.B. de C.V., Series A	13,800	110,234
Grupo Modelo S.A. de C.V., Series C	147,600	809,794

		2,197,898

Household & Personal Products 0.1%
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	31,900	185,069

Materials 1.6%
Cemex S.A.B. de C.V. *	1,936,504	2,310,483
Grupo Mexico S.A.B. de C.V., Series B	366,774	963,686
Industrias Penoles S.A. de C.V.	5,100	108,319

		3,382,488

Media 0.3%
Grupo Televisa S.A., Series CPO	165,500	688,628

Retailing 0.0%
Grupo Elektra, S.A. de C.V.	1,250	59,469

Telecommunication Services 3.0%
America Movil S.A.B. de C.V., Series L	1,468,300	3,789,931
Carso Global Telecom S.A.B. de C.V., Class A1 *	79,300	406,411
Telefonos de Mexico S.A.B. de C.V.	1,692,900	1,300,723

4 See financial notes

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Telmex Internacional S.A.B. de C.V., Class L	790,300	752,284

		6,249,349

		13,962,788

Philippines 0.2%

Banks 0.0%
Bank of the Philippine Islands	80,300	81,386

Telecommunication Services 0.1%
Globe Telecom, Inc.	3,780	81,324
Philippine Long Distance Telephone Co.	2,470	138,405

		219,729

Utilities 0.1%
First Gen Corp. *	493,000	112,116

		413,231

Poland 1.6%

Banks 0.4%
Bank Handlowy w Warszawie S.A. *	3,049	83,514
Bank Pekao S.A. *	4,846	276,138
Bank Zachodni WBK S.A. *	1,063	78,071
Powszechna Kasa Oszczednosci Bank Polski S.A.	28,112	404,817

		842,540

Energy 0.5%
Polski Koncern Naftowy Orlen S.A. *	73,694	970,710
Polskie Gornictwo Naftowe I Gazownictwo S.A.	109,058	128,584

		1,099,294

Materials 0.3%
KGHM Polska Miedz S.A.	19,223	716,909

Telecommunication Services 0.3%
Telekomunikacja Polska S.A.	116,903	635,784

Utilities 0.1%
Polska Grupa Energetyczna S.A. *	13,379	100,198

		3,394,725

Russia 9.3%

Banks 0.6%
Sberbank GDR - Reg’d	3,977	1,069,791
VTB Bank OJSC GDR - Reg’d	40,029	213,469

		1,283,260

Energy 7.6%
Gazprom ADR	251,807	5,780,534
Gazprom Neft ADR	19,313	520,985
LUKOIL ADR	77,883	4,380,849
Rosneft Oil Co. GDR *	112,636	901,415
Surgutneftegaz ADR	363,898	3,444,052
Tatneft ADR	27,374	825,389

		15,853,224

Materials 0.8%
Magnitogorsk Iron & Steel Works GDR - Reg’d *	7,668	103,564
Mining & Metallurgical Co., Norilsk Nickel ADR *	43,891	828,429
Novolipetsk Steel OJSC GDR - Reg’d *	10,823	389,778
Severstal GDR - Reg’d	24,032	323,324

		1,645,095

Telecommunication Services 0.3%
Mobile TeleSystems ADR	10,421	575,760
Sistema JSFC - Reg’d GDR *	4,061	108,004

		683,764

		19,465,343

South Africa 7.5%

Banks 1.2%
ABSA Group Ltd.	24,797	467,039
Nedbank Group Ltd.	20,336	366,196
Standard Bank Group Ltd.	109,067	1,680,376

		2,513,611

Capital Goods 0.5%
Barloworld Ltd.	65,034	432,496
Bidvest Group Ltd.	30,479	566,970

		999,466

Consumer Durables & Apparel 0.2%
Steinhoff International Holdings Ltd. *	158,276	431,274

Diversified Financials 1.0%
African Bank Investments Ltd.	63,006	301,699
FirstRand Ltd.	350,972	963,939
Investec Ltd.	26,300	220,450
Remgro Ltd.	34,801	462,468
RMB Holdings Ltd.	54,063	244,547

		2,193,103

Energy 0.8%
Sasol	38,704	1,566,041

Food & Staples Retailing 0.3%
Massmart Holdings Ltd.	17,006	251,990
Pick’n Pay Stores Ltd.	20,092	112,792
Shoprite Holdings Ltd.	23,415	248,660

		613,442

Food, Beverage & Tobacco 0.1%
Tiger Brands Ltd.	7,220	183,843

Insurance 0.3%
Sanlam Ltd.	219,233	716,232

Materials 1.8%
Anglo Platinum Ltd. *	6,534	709,067
AngloGold Ashanti Ltd.	7,498	313,740
ArcelorMittal South Africa Ltd. *	18,208	207,952
Exxaro Resources Ltd.	8,001	132,535
Gold Fields Ltd.	39,973	533,948
Highveld Steel & Vanadium Corp., Ltd. *	12,232	137,658
Impala Platinum Holdings Ltd.	40,885	1,152,755
Kumba Iron Ore Ltd.	1,765	83,312

See financial notes 5

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Mondi Ltd.	20,613	144,443
Sappi Ltd. *	68,566	288,448

		3,703,858

Media 0.2%
Naspers Ltd., Class N	8,470	341,347

Retailing 0.1%
Imperial Holdings Ltd.	22,704	300,788

Telecommunication Services 1.0%
MTN Group Ltd.	79,234	1,165,616
Telkom South Africa Ltd.	155,631	774,619
Vodacom Group (Pty) Ltd.	24,741	189,290

		2,129,525

		15,692,530

Taiwan 12.2%

Banks 1.3%
Chang Hwa Commercial Bank	424,000	190,385
China Development Financial Holding Corp. *	765,275	214,603
Chinatrust Financial Holding Co., Ltd.	946,188	534,372
First Financial Holding Co., Ltd.	503,000	276,905
Hua Nan Financial Holdings Co., Ltd.	448,000	262,860
Mega Financial Holding Co., Ltd.	957,000	558,901
SinoPac Financial Holdings Co., Ltd. *	685,000	232,974
Taishin Financial Holding Co., Ltd. *	901,000	347,666
Taiwan Cooperative Bank	296,000	180,344

		2,799,010

Capital Goods 0.1%
Far Eastern New Century Corp.	282,152	306,144

Consumer Durables & Apparel 0.3%
Pou Chen Corp.	377,713	323,279
Tatung Co., Ltd. *	1,321,000	271,429

		594,708

Diversified Financials 0.2%
Fubon Financial Holding Co., Ltd. *	307,000	374,257

Energy 0.2%
Formosa Petrochemical Corp.	128,030	336,289

Food, Beverage & Tobacco 0.1%
Uni-President Enterprises Corp.	290,485	322,936

Insurance 0.3%
Cathay Financial Holding Co., Ltd. *	238,850	382,169
Shin Kong Financial Holding Co., Ltd. *	456,000	175,200

		557,369

Materials 2.4%
Asia Cement Corp.	111,000	104,369
China Steel Corp.	1,142,063	1,215,260
Formosa Chemicals & Fibre Corp.	348,420	878,593
Formosa Plastics Corp.	790,820	1,756,920
Nan Ya Plastics Corp.	506,160	1,061,206
Taiwan Cement Corp.	146,100	131,290

		5,147,638

Semiconductors & Semiconductor Equipment 2.5%
Advanced Semiconductor Engineering, Inc.	348,070	339,803
MediaTek, Inc.	26,074	441,486
Powerchip Semiconductor Corp. *	2,407,000	411,424
Siliconware Precision Industries Co.	299,270	366,705
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,610,689	3,152,277
United Microelectronics Corp. *	1,074,965	540,835

		5,252,530

Technology Hardware & Equipment 4.0%
Acer, Inc.	210,306	573,497
Asustek Computer, Inc.	441,546	851,398
AU Optronics Corp.	953,800	1,098,953
Chimei InnoLux Corp.	358,357	523,150
Chunghwa Picture Tubes Ltd. *	2,488,000	239,811
Compal Electronics, Inc.	395,502	549,662
Delta Electronics, Inc.	101,025	334,873
Hon Hai Precision Industry Co., Ltd.	471,742	2,214,605
HTC Corp.	53,400	715,543
Inventec Co., Ltd.	483,055	278,503
Lite-On Technology Corp.	291,021	386,236
Quanta Computer, Inc.	172,500	324,250
Wistron Corp.	151,000	290,132

		8,380,613

Telecommunication Services 0.7%
Chunghwa Telecom Co., Ltd.	500,133	981,809
Far EasTone Telecommunications Co., Ltd.	185,622	225,924
Taiwan Mobile Co., Ltd.	102,000	195,194

		1,402,927

Transportation 0.1%
Evergreen Marine Corp. *	220,000	140,641
Yang Ming Marine Transport	321,699	131,515

		272,156

		25,746,577

Thailand 1.2%

Banks 0.3%
Bangkok Bank Public Co., Ltd. - Reg’d	60,700	222,391
Kasikornbank Public Co., Ltd.	64,200	185,531
Krung Thai Bank Public Co., Ltd.	281,200	106,900
Siam Commercial Bank Public Co., Ltd.	70,900	179,688

		694,510

Energy 0.7%
IRPC PCL	1,019,800	139,314
PTT Exploration & Production Public Co., Ltd. - Reg’d	63,500	296,353
PTT PCL	93,000	738,711
Thai Oil Public Co., Ltd.	119,100	173,009

		1,347,387

Materials 0.1%
PTT Chemical PCL	33,300	106,523

6 See financial notes

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Siam Cement Public Co., Ltd.	11,200	92,974

		199,497

Telecommunication Services 0.1%
Advanced Info Service Public Co. Ltd. NVDR	82,800	193,853
Total Access Communication Public Co. Ltd. NVDR	80,000	83,131

		276,984

Transportation 0.0%
Thai Airways International Public Co., Ltd. NVDR *	109,700	81,748

		2,600,126

Turkey 1.8%

Automobiles & Components 0.1%
Ford Otomotiv Sanayi A/S	15,636	123,555

Banks 0.7%
Akbank T.A.S.	85,653	430,091
Turkiye Garanti Bankasi A/S	65,472	317,181
Turkiye Halk Bankasi A/S	14,821	117,271
Turkiye Is Bankasi, Class C	92,113	319,910
Turkiye Vakiflar Bankasi T.A.O., Class D *	58,354	154,482
Yapi ve Kredi Bankasi A/S *	50,602	144,728

		1,483,663

Capital Goods 0.4%
Dogan Sirketler Grubu Holdings A/S	220,081	164,107
Enka Insaat ve Sanayi A/S	16,684	80,542
Koc Holding A/S *	174,614	675,656

		920,305

Consumer Durables & Apparel 0.0%
Arcelik A/S	19,894	88,157

Diversified Financials 0.1%
Haci Omer Sabanci Holding A/S	43,797	200,142

Energy 0.2%
Tupras-Turkiye Petrol Rafinerileri A/S	17,470	388,393

Materials 0.1%
Eregli Demir ve Celik Fabrikalari T.A.S. (Erdemir) *	77,787	243,786

Telecommunication Services 0.1%
Turk Telekomunikasyon A/S	23,176	86,408
Turkcell Iletisim Hizmetleri A/S	20,080	130,147

		216,555

Transportation 0.1%
Turk Hava Yollari Anonim Ortakligi	56,487	186,716

		3,851,272

Total Common Stock (Cost $167,617,127)		186,772,439

Preferred Stock 10.0% of net assets

Brazil 9.9%

Banks 3.8%
Banco Bradesco S.A.	181,080	3,313,766
Itau Unibanco Holding S.A.	200,565	4,349,950
Itausa - Investimentos Itau S.A.	56,700	391,102

		8,054,818

Energy 1.9%
Petroleo Brasileiro S.A.	199,900	3,772,024
Ultrapar Participacoes S.A.	6,300	297,195

		4,069,219

Food & Staples Retailing 0.1%
Compania Brasileira de Distribuicao Grupo Pao de Acucar, Class A	8,400	287,386

Food, Beverage & Tobacco 0.2%
Companhia de Bebidas das Americas	4,920	479,673

Materials 2.2%
Bradespar S.A.	10,800	248,961
Braskem S.A., Class A *	38,400	277,686
Gerdau S.A.	40,900	669,412
Metalurgica Gerdau S.A.	63,000	1,233,723
Usinas Siderurgicas de Minas Gerais S.A., Class A	14,950	482,580
Vale S.A., Class A	59,700	1,598,068

		4,510,430

Telecommunication Services 0.8%
Brasil Telecom S.A.	56,611	363,457
Tele Norte Leste Participacoes S.A.	42,900	647,603
Telecomunicacoes de Sao Paulo S.A.	6,600	129,095
Telemar Norte Leste S.A., Class A	7,800	208,658
Tim Participacoes S.A.	27,100	70,469
Vivo Participacoes S.A.	7,350	195,352

		1,614,634

Utilities 0.9%
Companhia Energetica de Minas Gerais	65,308	1,035,084
Companhia Paranaense de Energia-Copel, Class B	18,400	374,722
Compania Energetica de Sao Paulo, Class B	15,400	223,082
Eletropaulo Metropolitana S.A., Class B	15,400	340,204

		1,973,092

		20,989,252

See financial notes 7

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Columbia 0.1%

Banks 0.1%
Bancolombia S.A.	10,798	126,931

Total Preferred Stock (Cost $17,914,358)		21,116,183

Rights 0.0% of net assets

Brazil 0.0%

Utilities 0.0%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (a)*	36	—
Companhia de Bebidas das Americas (a) *	36	—

Total Rights (Cost $—)		—

Other Investment Company 0.8% of net assets

United States 0.8%
iShares MSCI Emerging Markets Index Fund	38,000	1,597,900

Total Other Investment Company (Cost $1,597,049)		1,597,900

Security	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.0% of net assets

Commercial Paper & Other Corporate Obligations 0.0%
Argentina Cash Reserve
1.00%, 08/10/10	9,485	9,485
1.00%, 10/13/10	20,084	20,084

Total Short-Term Investments (Cost $29,569)		29,569

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.8% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	1,663,250	1,663,250

Total Collateral Invested for Securities on Loan (Cost $1,663,250)		1,663,250

Total Collateral Invested for Securities on Loan

At 04/30/10, the tax basis cost of the fund’s investments was $191,566,925 and the unrealized appreciation and depreciation were $19,801,337 and ($1,852,171), respectively, with a net unrealized appreciation of $17,949,166.

At 04/30/10, the values of certain foreign securities held by the fund aggregating $154,771,251 were adjusted from their market values in accordance with procedures approved by the Board of Trustees.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	All or a portion of this security is on loan.

ADR —	American Depositary Receipt.
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt.
Reg’d —	Registered

8 See financial notes

 Schwab S&P 500 Index Fund

Portfolio Holdings as of April 30, 2010 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

99.3%	Common Stock	8,463,860,351	9,968,625,738
0.6%	Short-Term Investments	60,784,716	60,784,746

99.9%	Total Investments	8,524,645,067	10,029,410,484
0.1%	Collateral Invested for Securities on Loan	12,120,881	12,120,881
0.0%	Other Assets and Liabilities, Net		(4,167,782)

100.0%	Net Assets		10,037,363,583

	Number	Value
Security	of Shares	($)

Common Stock 99.3% of net assets

Automobiles & Components 0.7%
Ford Motor Co. *	3,013,097	39,230,523
Harley-Davidson, Inc.	231,470	7,830,630
Johnson Controls, Inc.	590,859	19,846,954
The Goodyear Tire & Rubber Co. *	197,636	2,654,251

		69,562,358

Banks 3.4%
BB&T Corp.	636,113	21,144,396
Comerica, Inc.	144,670	6,076,140
Fifth Third Bancorp	791,629	11,803,188
First Horizon National Corp. *	227,846	3,224,022
Hudson City Bancorp, Inc.	481,992	6,410,494
Huntington Bancshares, Inc.	768,693	5,204,052
KeyCorp	808,498	7,292,652
M&T Bank Corp.	76,398	6,673,365
Marshall & Ilsley Corp.	329,392	2,997,467
People’s United Financial, Inc.	258,100	4,008,293
PNC Financial Services Group, Inc.	475,378	31,950,155
Regions Financial Corp.	1,079,945	9,546,714
SunTrust Banks, Inc.	466,116	13,797,034
U.S. Bancorp	1,774,328	47,498,761
Wells Fargo & Co.	4,753,209	157,378,750
Zions Bancorp	109,298	3,140,131

		338,145,614

Capital Goods 8.1%
3M Co.	658,619	58,399,747
Caterpillar, Inc.	577,162	39,298,961
Cummins, Inc.	182,562	13,186,453
Danaher Corp.	226,187	19,063,040
Deere & Co.	404,286	24,184,389
Dover Corp.	174,270	9,100,379
Eaton Corp.	143,839	11,098,617
Emerson Electric Co.	718,815	37,543,707
Fastenal Co.	98,649	5,395,114
First Solar, Inc. (c)*	45,000	6,459,750
Flowserve Corp.	50,100	5,740,458
Fluor Corp.	160,582	8,485,153
General Dynamics Corp.	371,660	28,379,958
General Electric Co.	9,950,352	187,663,639
Goodrich Corp.	114,696	8,508,149
Honeywell International, Inc.	699,429	33,201,895
Illinois Tool Works, Inc.	369,336	18,873,070
ITT Corp.	169,678	9,429,006
Jacobs Engineering Group, Inc. *	98,834	4,765,775
L-3 Communications Holdings, Inc.	110,383	10,328,537
Lockheed Martin Corp.	305,491	25,933,131
Masco Corp.	347,388	5,638,107
Northrop Grumman Corp.	301,767	20,468,856
PACCAR, Inc.	325,350	15,135,282
Pall Corp.	86,430	3,369,906
Parker Hannifin Corp.	155,336	10,746,145
Precision Castparts Corp.	129,927	16,674,831
Quanta Services, Inc. *	181,000	3,643,530
Raytheon Co.	371,488	21,657,750
Rockwell Automation, Inc.	132,521	8,046,675
Rockwell Collins, Inc.	147,405	9,581,325
Roper Industries, Inc.	85,000	5,186,700
Snap-on, Inc.	58,282	2,808,027
Textron, Inc.	230,904	5,273,847
The Boeing Co.	683,554	49,509,816
United Technologies Corp.	882,035	66,108,523
W.W. Grainger, Inc.	63,127	6,978,059

		815,866,307

Commercial & Professional Supplies 0.6%
Avery Dennison Corp.	89,776	3,503,957
Cintas Corp.	122,876	3,348,371
Equifax, Inc.	119,661	4,020,610
Iron Mountain, Inc.	150,100	3,775,015
Pitney Bowes, Inc.	196,591	4,993,411
R.R. Donnelley & Sons Co.	194,869	4,187,735
Republic Services, Inc.	281,634	8,739,103
Robert Half International, Inc.	107,442	2,941,762
Stericycle, Inc. *	74,600	4,393,940
The Dun & Bradstreet Corp.	40,100	3,086,497
Waste Management, Inc.	476,916	16,539,447

		59,529,848

Consumer Durables & Apparel 1.1%
Coach, Inc.	313,028	13,068,919
D.R. Horton, Inc.	189,516	2,783,990
Eastman Kodak Co. *	117,413	718,568
Fortune Brands, Inc.	138,179	7,243,343
Harman International Industries, Inc. *	51,156	2,019,639

See financial notes 1

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Hasbro, Inc.	134,117	5,144,728
Leggett & Platt, Inc.	157,894	3,873,140
Lennar Corp., Class A	83,818	1,667,978
Mattel, Inc.	358,794	8,270,202
Newell Rubbermaid, Inc.	250,050	4,268,354
NIKE, Inc., Class B	371,862	28,228,044
Polo Ralph Lauren Corp.	60,526	5,441,287
Pulte Group, Inc. *	293,286	3,839,114
Stanley Black & Decker, Inc.	148,581	9,234,309
VF Corp.	80,391	6,947,390
Whirlpool Corp.	76,122	8,287,402

		111,036,407

Consumer Services 1.8%
Apollo Group, Inc., Class A *	109,790	6,303,044
Carnival Corp.	416,421	17,364,756
Darden Restaurants, Inc.	128,248	5,739,098
DeVry, Inc.	40,000	2,495,600
H&R Block, Inc.	262,105	4,799,142
International Game Technology	227,760	4,801,181
Marriott International, Inc., Class A	238,772	8,777,259
McDonald’s Corp.	1,009,338	71,249,169
Starbucks Corp.	714,662	18,566,919
Starwood Hotels & Resorts Worldwide, Inc.	180,068	9,815,506
Wyndham Worldwide Corp.	178,464	4,784,620
Wynn Resorts Ltd.	74,700	6,591,528
Yum! Brands, Inc.	444,985	18,876,264

		180,164,086

Diversified Financials 7.8%
American Express Co.	1,110,241	51,204,315
Ameriprise Financial, Inc.	238,214	11,043,601
Bank of America Corp.	9,260,311	165,111,345
Bank of New York Mellon Corp.	1,117,673	34,793,160
Capital One Financial Corp.	422,474	18,339,596
Citigroup, Inc. *	18,013,644	78,719,624
CME Group, Inc.	63,537	20,866,186
Discover Financial Services	500,773	7,741,951
E*TRADE Financial Corp. *	576,193	968,004
Federated Investors, Inc., Class B	76,906	1,854,973
Franklin Resources, Inc.	145,835	16,864,359
IntercontinentalExchange, Inc. *	67,958	7,925,942
Invesco Ltd.	384,547	8,840,736
Janus Capital Group, Inc.	171,695	2,417,466
JPMorgan Chase & Co.	3,674,431	156,457,272
Legg Mason, Inc.	123,798	3,923,159
Leucadia National Corp. *	132,051	3,342,211
Moody’s Corp.	188,529	4,660,437
Morgan Stanley	1,280,754	38,704,386
Northern Trust Corp.	204,818	11,260,894
NYSE Euronext	245,500	8,010,665
SLM Corp. *	493,118	6,035,764
State Street Corp.	466,026	20,272,131
T. Rowe Price Group, Inc.	243,179	13,985,224
The Charles Schwab Corp. (b)	891,781	17,202,455
The Goldman Sachs Group, Inc.	480,169	69,720,539
The NASDAQ OMX Group, Inc. *	116,400	2,444,400

		782,710,795

Energy 11.1%
Anadarko Petroleum Corp.	446,909	27,779,864
Apache Corp.	311,206	31,668,323
Baker Hughes, Inc.	397,464	19,777,791
Cabot Oil & Gas Corp.	92,200	3,331,186
Cameron International Corp. *	198,400	7,828,864
Chesapeake Energy Corp.	609,566	14,507,671
Chevron Corp.	1,871,934	152,450,305
ConocoPhillips	1,388,390	82,178,804
CONSOL Energy, Inc.	171,318	7,654,488
Denbury Resources, Inc. *	265,200	5,078,580
Devon Energy Corp.	414,458	27,905,457
Diamond Offshore Drilling, Inc. (c)	65,300	5,165,230
El Paso Corp.	628,871	7,609,339
EOG Resources, Inc.	232,406	26,057,361
Exxon Mobil Corp.	4,419,898	299,890,079
FMC Technologies, Inc. *	115,000	7,784,350
Halliburton Co.	839,568	25,732,759
Helmerich & Payne, Inc.	95,000	3,858,900
Hess Corp.	273,440	17,377,112
Marathon Oil Corp.	670,652	21,561,461
Massey Energy Co.	89,200	3,267,396
Murphy Oil Corp.	174,292	10,483,664
Nabors Industries Ltd. *	287,890	6,209,787
National-Oilwell Varco, Inc.	401,424	17,674,699
Noble Energy, Inc.	160,284	12,245,698
Occidental Petroleum Corp.	759,350	67,323,971
Peabody Energy Corp.	261,564	12,220,270
Pioneer Natural Resources Co.	119,800	7,682,774
Range Resources Corp.	139,500	6,662,520
Rowan Cos., Inc. *	126,263	3,762,637
Schlumberger Ltd.	1,118,439	79,878,913
Smith International, Inc.	245,732	11,736,160
Southwestern Energy Co. *	312,100	12,384,128
Spectra Energy Corp.	595,509	13,899,180
Sunoco, Inc.	109,001	3,573,053
Tesoro Corp.	164,807	2,167,212
The Williams Cos., Inc.	546,298	12,898,096
Valero Energy Corp.	549,440	11,422,858
XTO Energy, Inc.	538,100	25,570,512

		1,116,261,452

Food & Staples Retailing 2.6%
Costco Wholesale Corp.	411,092	24,287,315
CVS Caremark Corp.	1,318,651	48,697,781
Safeway, Inc.	402,296	9,494,186
SUPERVALU, Inc.	229,681	3,422,247
Sysco Corp.	544,957	17,187,944
The Kroger Co.	603,247	13,410,181
Wal-Mart Stores, Inc.	1,996,002	107,085,507
Walgreen Co.	921,611	32,394,627
Whole Foods Market, Inc. *	139,416	5,440,012

		261,419,800

Food, Beverage & Tobacco 5.7%
Altria Group, Inc.	1,901,291	40,288,356
Archer-Daniels-Midland Co.	600,599	16,780,736
Brown-Forman Corp., Class B	80,728	4,696,755

2 See financial notes

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Campbell Soup Co.	198,711	7,125,777
Coca-Cola Enterprises, Inc.	268,162	7,436,132
ConAgra Foods, Inc.	429,049	10,498,829
Constellation Brands, Inc., Class A *	175,065	3,198,438
Dean Foods Co. *	119,970	1,883,529
Dr Pepper Snapple Group, Inc.	216,800	7,095,864
General Mills, Inc.	314,390	22,378,280
H.J. Heinz Co.	303,643	14,231,748
Hormel Foods Corp.	50,000	2,038,000
Kellogg Co.	234,434	12,879,804
Kraft Foods, Inc., Class A	1,587,654	46,994,558
Lorillard, Inc.	143,597	11,253,697
McCormick & Co., Inc. - Non Voting Shares	132,602	5,247,061
Mead Johnson Nutrition Co.	180,000	9,289,800
Molson Coors Brewing Co., Class B	127,030	5,635,051
PepsiCo, Inc.	1,488,963	97,110,167
Philip Morris International, Inc.	1,781,746	87,448,094
Reynolds American, Inc.	163,798	8,750,089
Sara Lee Corp.	669,142	9,515,199
The Coca-Cola Co.	2,170,228	115,998,687
The Hershey Co.	154,428	7,259,660
The J.M. Smucker Co.	118,675	7,247,482
Tyson Foods, Inc., Class A	327,690	6,419,447

		568,701,240

Health Care Equipment & Services 3.9%
Aetna, Inc.	416,980	12,321,759
AmerisourceBergen Corp.	287,046	8,855,369
Baxter International, Inc.	568,989	26,867,661
Becton Dickinson & Co.	224,690	17,159,575
Boston Scientific Corp. *	1,305,674	8,983,037
C.R. Bard, Inc.	91,473	7,915,159
Cardinal Health, Inc.	330,733	11,473,128
CareFusion Corp. *	165,366	4,560,794
Cerner Corp. *	76,000	6,453,160
CIGNA Corp.	271,908	8,717,370
Coventry Health Care, Inc. *	165,885	3,938,110
DaVita, Inc. *	80,100	5,000,643
DENTSPLY International, Inc.	112,400	4,118,336
Express Scripts, Inc. *	247,986	24,830,838
Hospira, Inc. *	141,382	7,604,938
Humana, Inc. *	159,403	7,287,905
Intuitive Surgical, Inc. *	34,400	12,403,264
Laboratory Corp. of America Holdings *	100,891	7,927,006
McKesson Corp.	255,875	16,583,259
Medco Health Solutions, Inc. *	450,882	26,565,967
Medtronic, Inc.	1,031,139	45,050,463
Patterson Cos., Inc.	107,947	3,453,225
Quest Diagnostics, Inc.	136,380	7,795,481
St. Jude Medical, Inc. *	319,387	13,037,377
Stryker Corp.	246,740	14,172,746
Tenet Healthcare Corp. *	354,317	2,214,481
UnitedHealth Group, Inc.	1,098,210	33,286,745
Varian Medical Systems, Inc. *	95,806	5,401,542
WellPoint, Inc. *	435,529	23,431,460
Zimmer Holdings, Inc. *	210,223	12,804,683

		390,215,481

Household & Personal Products 2.6%
Avon Products, Inc.	391,020	12,641,676
Colgate-Palmolive Co.	464,097	39,030,558
Kimberly-Clark Corp.	383,395	23,486,778
The Clorox Co.	127,857	8,272,348
The Estee Lauder Cos., Inc., Class A	98,326	6,481,650
The Procter & Gamble Co.	2,727,590	169,546,994

		259,460,004

Insurance 3.8%
Aflac, Inc.	429,773	21,901,232
American International Group, Inc. *	144,577	5,624,045
Aon Corp.	276,350	11,733,821
Assurant, Inc.	89,346	3,254,875
Berkshire Hathaway, Inc., Class B *	1,516,630	116,780,510
Cincinnati Financial Corp.	155,203	4,407,765
Genworth Financial, Inc., Class A *	496,064	8,194,977
Lincoln National Corp.	270,971	8,289,003
Loews Corp.	338,716	12,613,784
Marsh & McLennan Cos., Inc.	485,779	11,765,567
MetLife, Inc.	777,377	35,432,844
Principal Financial Group, Inc.	313,367	9,156,584
Prudential Financial, Inc.	428,131	27,212,006
The Allstate Corp.	502,110	16,403,934
The Chubb Corp.	333,893	17,652,923
The Hartford Financial Services Group, Inc.	369,895	10,567,900
The Progressive Corp.	641,620	12,890,146
The Travelers Cos., Inc.	523,260	26,550,212
Torchmark Corp.	92,541	4,954,645
Unum Group	316,540	7,745,734
XL Capital Ltd., Class A	345,299	6,146,322

		379,278,829

Materials 3.4%
Air Products & Chemicals, Inc.	203,601	15,632,485
Airgas, Inc.	76,600	4,860,270
AK Steel Holding Corp.	140,900	2,360,075
Alcoa, Inc.	942,464	12,666,716
Allegheny Technologies, Inc.	92,070	4,922,983
Ball Corp.	90,069	4,792,571
Bemis Co., Inc.	88,735	2,698,431
CF Industries Holdings, Inc.	41,525	3,474,397
Cliffs Natural Resources, Inc.	120,000	7,503,600
E.I. du Pont de Nemours & Co.	853,204	33,991,647
Eastman Chemical Co.	74,058	4,955,961
Ecolab, Inc.	197,228	9,632,616
FMC Corp.	42,000	2,672,880
Freeport-McMoRan Copper & Gold, Inc.	387,270	29,250,503
International Flavors & Fragrances, Inc.	71,843	3,598,616
International Paper Co.	438,589	11,727,870
MeadWestvaco Corp.	155,750	4,231,727
Monsanto Co.	504,200	31,794,852

See financial notes 3

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Newmont Mining Corp.	457,546	25,659,180
Nucor Corp.	271,500	12,304,380
Owens-Illinois, Inc. *	157,500	5,581,800
Pactiv Corp. *	121,643	3,090,949
PPG Industries, Inc.	160,248	11,276,652
Praxair, Inc.	287,779	24,107,247
Sealed Air Corp.	145,968	3,138,312
Sigma-Aldrich Corp.	116,454	6,905,722
The Dow Chemical Co.	1,037,835	31,996,453
Titanium Metals Corp. *	82,800	1,276,776
United States Steel Corp.	134,613	7,357,947
Vulcan Materials Co.	106,571	6,104,387
Weyerhaeuser Co.	202,275	10,016,658

		339,584,663

Media 3.2%
CBS Corp., Class B - Non Voting Shares	633,936	10,276,103
Comcast Corp., Class A	2,670,464	52,714,959
DIRECTV, Class A *	865,402	31,353,515
Discovery Communications, Inc., Class A *	255,000	9,868,500
Gannett Co., Inc.	207,114	3,525,080
Meredith Corp.	33,112	1,189,714
News Corp., Class A	2,142,001	33,029,655
Omnicom Group, Inc.	293,147	12,505,651
Scripps Networks Interactive, Class A	91,193	4,134,691
The Interpublic Group of Cos., Inc. *	394,465	3,514,683
The McGraw-Hill Cos., Inc.	298,767	10,074,423
The New York Times Co., Class A *	113,434	1,125,265
The Walt Disney Co.	1,773,483	65,335,114
The Washington Post Co., Class B	5,369	2,722,942
Time Warner Cable, Inc.	335,101	18,849,431
Time Warner, Inc.	1,108,674	36,674,936
Viacom Inc., Class B *	574,153	20,284,826

		317,179,488

Pharmaceuticals, Biotechnology & Life Sciences 7.7%
Abbott Laboratories	1,448,386	74,099,428
Allergan, Inc.	283,958	18,085,285
Amgen, Inc. *	954,959	54,776,448
Biogen Idec, Inc. *	259,891	13,839,196
Bristol-Myers Squibb Co.	1,612,264	40,774,157
Celgene Corp. *	434,613	26,924,275
Cephalon, Inc. *	67,600	4,339,920
Eli Lilly & Co.	966,023	33,781,824
Forest Laboratories, Inc. *	289,564	7,893,515
Genzyme Corp. *	250,448	13,333,852
Gilead Sciences, Inc. *	845,275	33,532,059
Johnson & Johnson	2,577,325	165,721,997
King Pharmaceuticals, Inc. *	267,725	2,623,705
Life Technologies Corp. *	151,835	8,306,893
Merck & Co., Inc.	2,851,214	99,906,539
Millipore Corp. *	46,360	4,921,114
Mylan, Inc. *	261,751	5,766,375
PerkinElmer, Inc.	105,660	2,646,783
Pfizer, Inc.	7,524,533	125,810,192
Thermo Fisher Scientific, Inc. *	386,537	21,367,765
Waters Corp. *	90,352	6,504,440
Watson Pharmaceuticals, Inc. *	107,446	4,600,838

		769,556,600

Real Estate 1.2%
Apartment Investment & Management Co., Class A	126,014	2,823,974
AvalonBay Communities, Inc.	68,799	7,157,848
Boston Properties, Inc.	124,976	9,855,607
CB Richard Ellis Group, Inc., Class A *	233,040	4,036,253
Equity Residential	250,522	11,341,131
HCP, Inc.	252,000	8,094,240
Health Care REIT, Inc.	96,900	4,353,717
Host Hotels & Resorts, Inc.	524,111	8,522,045
Kimco Realty Corp.	304,959	4,754,311
Plum Creek Timber Co., Inc.	158,777	6,319,324
ProLogis	456,746	6,015,345
Public Storage	115,678	11,210,355
Simon Property Group, Inc.	258,653	23,025,290
Ventas, Inc.	145,300	6,862,519
Vornado Realty Trust	138,156	11,518,066

		125,890,025

Retailing 3.8%
Abercrombie & Fitch Co., Class A	91,645	4,007,636
Amazon.com, Inc. *	305,590	41,884,165
AutoNation, Inc. *	114,533	2,313,567
AutoZone, Inc. *	32,598	6,030,956
Bed Bath & Beyond, Inc. *	259,369	11,920,599
Best Buy Co., Inc.	328,157	14,963,959
Big Lots, Inc. *	95,867	3,662,119
Expedia, Inc.	190,226	4,491,236
Family Dollar Stores, Inc.	137,730	5,448,599
GameStop Corp., Class A *	146,800	3,568,708
Genuine Parts Co.	126,238	5,402,986
J.C. Penney Co., Inc.	207,121	6,041,720
Kohl’s Corp. *	288,610	15,870,664
Limited Brands, Inc.	268,835	7,204,778
Lowe’s Cos., Inc.	1,362,588	36,953,387
Macy’s, Inc.	425,926	9,881,483
Nordstrom, Inc.	169,996	7,025,935
O’Reilly Automotive, Inc. *	101,700	4,972,113
Office Depot, Inc. *	328,327	2,252,323
Priceline.com, Inc. *	38,000	9,957,900
RadioShack Corp.	145,746	3,140,826
Ross Stores, Inc.	115,000	6,440,000
Sears Holdings Corp. *	52,326	6,328,830
Staples, Inc.	653,469	15,376,126
Target Corp.	711,108	40,440,712
The Gap, Inc.	450,962	11,152,290
The Home Depot, Inc.	1,591,050	56,084,513
The Sherwin-Williams Co.	101,636	7,934,723
The TJX Cos., Inc.	405,453	18,788,692
Tiffany & Co.	129,028	6,255,277
Urban Outfitters, Inc. *	90,000	3,375,900

		379,172,722

4 See financial notes

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Semiconductors & Semiconductor Equipment 2.5%
Advanced Micro Devices, Inc. *	484,339	4,388,111
Altera Corp.	301,746	7,652,279
Analog Devices, Inc.	296,254	8,866,882
Applied Materials, Inc.	1,215,472	16,749,204
Broadcom Corp., Class A	422,318	14,565,748
Intel Corp.	5,153,905	117,663,651
KLA-Tencor Corp.	160,681	5,472,795
Linear Technology Corp.	214,968	6,461,938
LSI Corp. *	437,376	2,633,004
MEMC Electronic Materials, Inc. *	164,927	2,139,103
Microchip Technology, Inc.	161,223	4,709,324
Micron Technology, Inc. *	708,775	6,627,046
National Semiconductor Corp.	214,375	3,168,463
Novellus Systems, Inc. *	101,311	2,654,348
NVIDIA Corp. *	500,082	7,861,289
Teradyne, Inc. *	84,449	1,032,811
Texas Instruments, Inc.	1,183,954	30,794,644
Xilinx, Inc.	269,163	6,939,022

		250,379,662

Software & Services 8.8%
Adobe Systems, Inc. *	501,976	16,861,374
Akamai Technologies, Inc. *	145,141	5,635,825
Autodesk, Inc. *	187,681	6,383,031
Automatic Data Processing, Inc.	476,173	20,646,861
BMC Software, Inc. *	186,239	7,330,367
CA, Inc.	370,925	8,460,799
Citrix Systems, Inc. *	160,708	7,553,276
Cognizant Technology Solutions Corp., Class A *	271,648	13,902,945
Computer Sciences Corp. *	144,040	7,546,256
Compuware Corp. *	278,185	2,392,391
eBay, Inc. *	1,001,569	23,847,358
Electronic Arts, Inc. *	305,892	5,925,128
Fidelity National Information Services, Inc.	244,734	6,434,057
Fiserv, Inc. *	150,352	7,681,484
Google, Inc., Class A *	224,058	117,729,035
International Business Machines Corp.	1,227,590	158,359,110
Intuit, Inc. *	302,909	10,953,189
MasterCard, Inc., Class A	88,000	21,827,520
McAfee, Inc. *	137,400	4,774,650
Microsoft Corp.	7,201,331	219,928,649
Monster Worldwide, Inc. *	89,138	1,553,675
Novell, Inc. *	325,547	1,826,319
Oracle Corp.	3,629,986	93,798,838
Paychex, Inc.	305,065	9,334,989
Red Hat, Inc. *	148,000	4,420,760
SAIC, Inc. *	212,000	3,690,920
Salesforce.com, Inc. *	94,871	8,120,958
Symantec Corp. *	793,350	13,304,479
Total System Services, Inc.	177,100	2,835,371
VeriSign, Inc. *	180,525	4,922,917
Visa, Inc., Class A	405,000	36,543,150
Western Union Co.	678,625	12,384,906
Yahoo!, Inc. *	1,162,255	19,212,075

		886,122,662

Technology Hardware & Equipment 7.5%
Agilent Technologies, Inc. *	340,466	12,345,297
Amphenol Corp., Class A	161,800	7,476,778
Apple, Inc. *	839,240	219,142,349
Cisco Systems, Inc. *	5,379,128	144,806,126
Corning, Inc.	1,450,987	27,931,500
Dell, Inc. *	1,651,585	26,722,645
EMC Corp. *	1,918,045	36,462,035
FLIR Systems, Inc. *	129,500	3,961,405
Harris Corp.	129,300	6,656,364
Hewlett-Packard Co.	2,217,108	115,223,103
Jabil Circuit, Inc.	170,686	2,614,910
JDS Uniphase Corp. *	191,981	2,493,833
Juniper Networks, Inc. *	491,565	13,965,362
Lexmark International, Inc., Class A *	83,508	3,093,971
Molex, Inc.	126,666	2,838,585
Motorola, Inc. *	2,130,254	15,060,896
NetApp, Inc. *	332,174	11,516,473
QLogic Corp. *	146,917	2,845,782
QUALCOMM, Inc.	1,563,665	60,576,382
SanDisk Corp. *	177,824	7,093,399
Tellabs, Inc.	436,856	3,966,653
Teradata Corp. *	161,371	4,691,055
Western Digital Corp. *	206,000	8,464,540
Xerox Corp.	1,339,866	14,604,539

		754,553,982

Telecommunication Services 2.7%
American Tower Corp., Class A *	358,600	14,634,466
AT&T, Inc.	5,502,536	143,396,088
CenturyTel, Inc.	293,318	10,005,077
Frontier Communications Corp. (c)	302,278	2,406,133
MetroPCS Communications, Inc. *	120,000	915,600
Qwest Communications International, Inc.	1,415,741	7,404,326
Sprint Nextel Corp. *	3,022,208	12,844,384
Verizon Communications, Inc.	2,648,178	76,505,862
Windstream Corp.	396,374	4,379,933

		272,491,869

Transportation 1.9%
C.H. Robinson Worldwide, Inc.	140,195	8,453,759
CSX Corp.	377,597	21,164,312
Expeditors International of Washington, Inc.	182,700	7,443,198
FedEx Corp.	289,468	26,055,015
Norfolk Southern Corp.	352,392	20,907,417
Ryder System, Inc.	60,702	2,823,857
Southwest Airlines Co.	697,736	9,196,160
Union Pacific Corp.	471,475	35,671,798
United Parcel Service, Inc., Class B	932,518	64,474,295

		196,189,811

See financial notes 5

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Utilities 3.4%
Allegheny Energy, Inc.	158,380	3,449,516
Ameren Corp.	217,420	5,644,223
American Electric Power Co., Inc.	445,802	15,291,009
CenterPoint Energy, Inc.	346,166	4,970,944
CMS Energy Corp.	212,084	3,448,486
Consolidated Edison, Inc.	256,565	11,596,738
Constellation Energy Group, Inc.	182,265	6,443,068
Dominion Resources, Inc.	551,564	23,055,375
DTE Energy Co.	153,312	7,385,039
Duke Energy Corp.	1,203,398	20,193,018
Edison International	306,093	10,520,416
Entergy Corp.	183,353	14,904,765
EQT Corp.	122,400	5,323,176
Exelon Corp.	615,890	26,846,645
FirstEnergy Corp.	285,055	10,795,033
FPL Group, Inc.	384,238	19,999,588
Integrys Energy Group, Inc.	71,494	3,546,817
Nicor, Inc.	34,408	1,497,092
NiSource, Inc.	256,762	4,185,221
Northeast Utilities	163,700	4,549,223
NRG Energy, Inc. *	240,000	5,800,800
ONEOK, Inc.	96,000	4,717,440
Pepco Holdings, Inc.	205,700	3,443,418
PG&E Corp.	342,106	14,984,243
Pinnacle West Capital Corp.	94,461	3,527,174
PPL Corp.	349,870	8,662,781
Progress Energy, Inc.	260,859	10,413,491
Public Service Enterprise Group, Inc.	472,170	15,170,822
Questar Corp.	162,691	7,801,033
SCANA Corp.	113,900	4,495,633
Sempra Energy	240,269	11,816,429
Southern Co.	731,525	25,281,504
TECO Energy, Inc.	194,819	3,298,286
The AES Corp. *	623,349	7,193,448
Wisconsin Energy Corp.	109,300	5,739,343
Xcel Energy, Inc.	421,186	9,160,796

		345,152,033

Total Common Stock (Cost $8,463,860,351)		9,968,625,738

Security	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.6% of net assets

Time Deposit 0.6%
Wells Fargo
0.03%, 05/03/10	57,145,419	57,145,419

U.S. Treasury Obligations 0.0%
U.S. Treasury Bill
0.15%, 06/17/10 (a)	3,050,000	3,049,436
U.S. Treasury Bills
0.13%, 06/17/10 (a)	200,000	199,963
0.14%, 06/17/10 (a)	390,000	389,928

		3,639,327

Total Short-Term Investments (Cost $60,784,716)		60,784,746

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.1% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	12,120,881	12,120,881

Total Collateral Invested for Securities on Loan (Cost $12,120,881)		12,120,881

End of Collateral Invested for Securities on Loan.

At 04/30/10 tax basis cost of the fund’s investments was $8,576,771,997 and the unrealized appreciation and depreciation were $2,641,863,333 and ($1,189,224,846), respectively, with a net unrealized appreciation of $1,452,638,487.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	All or a portion of this security is on loan.

REIT —	Real Estate Investment Trust.

In addition to the above, the fund held the following at 04/30/10.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

S&P 500 Index, e-mini, Long, expires 06/18/10	800	47,336,000	272,475

6 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings as of April 30, 2010 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

99.3%		Common Stock	1,250,600,412	1,440,954,666
	—%	Rights	—	—
0.6%		Short-Term Investments	9,324,939	9,324,946

99.9%		Total Investments	1,259,925,351	1,450,279,612
3.0%		Collateral Invested for Securities on Loan	43,536,425	43,536,425
(2	.9)%	Other Assets and Liabilities, Net		(42,028,625)

100.0%		Net Assets		1,451,787,412

	Number	Value
Security	of Shares	($)

Common Stock 99.3% of net assets

Automobiles & Components 1.2%
American Axle & Manufacturing Holdings, Inc. *	106,200	1,142,712
ArvinMeritor, Inc. *	151,400	2,319,448
Cooper Tire & Rubber Co.	111,323	2,362,274
Dana Holding Corp. *	256,200	3,422,832
Drew Industries, Inc. *	28,900	741,285
Exide Technologies *	161,700	960,498
Fuel Systems Solutions, Inc. (d)*	22,000	692,340
Modine Manufacturing Co. *	85,100	1,192,251
Superior Industries International, Inc.	42,700	719,922
Tenneco, Inc. *	105,500	2,718,735
Winnebago Industries, Inc. *	53,500	889,705

		17,162,002

Banks 7.4%
1st Source Corp.	19,221	367,698
Astoria Financial Corp.	150,000	2,421,000
BancFirst Corp.	13,416	592,182
Bank of the Ozarks, Inc.	22,300	857,881
Beneficial Mutual Bancorp, Inc. *	60,203	596,612
Boston Private Financial Holdings, Inc.	114,100	904,813
Brookline Bancorp, Inc.	96,492	1,060,447
Cathay General Bancorp	128,022	1,583,632
Chemical Financial Corp.	41,203	976,511
City Holding Co.	31,200	1,093,248
Columbia Banking System, Inc.	51,700	1,162,216
Community Bank System, Inc.	60,200	1,485,134
Community Trust Bancorp, Inc.	34,100	1,023,682
CVB Financial Corp. (d)	156,319	1,721,072
Dime Community Bancshares	44,400	566,100
F.N.B. Corp.	209,737	1,954,749
Fannie Mae (d)*	2,227,000	2,716,940
First Commonwealth Financial Corp.	121,256	794,227
First Financial Bancorp	81,389	1,555,344
First Financial Bankshares, Inc.	40,721	2,177,759
First Financial Corp.	21,300	620,895
First Midwest Bancorp, Inc.	130,963	1,990,638
Flushing Financial Corp.	39,200	533,512
Freddie Mac (d)*	1,158,000	1,737,000
Glacier Bancorp, Inc.	118,111	2,183,872
Hancock Holding Co.	52,110	2,130,257
Home Bancshares, Inc.	35,900	1,009,508
IBERIABANK Corp.	44,500	2,742,980
Independent Bank Corp.	38,500	998,690
International Bancshares Corp.	95,400	2,305,818
Investors Bancorp, Inc. *	86,400	1,201,824
Kearny Financial Corp.	29,200	298,716
MB Financial, Inc.	93,024	2,279,088
MGIC Investment Corp. *	175,600	1,831,508
National Penn Bancshares, Inc.	231,178	1,692,223
NBT Bancorp, Inc.	71,485	1,749,238
NewAlliance Bancshares, Inc.	195,100	2,542,153
Northfield Bancorp, Inc. (d)	23,700	349,812
Northwest Bancshares, Inc.	201,209	2,513,100
Ocwen Financial Corp. *	129,800	1,499,190
Old National Bancorp	160,383	2,150,736
Oritani Financial Corp.	17,500	290,325
PacWest Bancorp	54,816	1,316,132
Park National Corp. (d)	20,953	1,435,281
Pinnacle Financial Partners, Inc. *	60,632	926,457
Popular, Inc. *	1,176,500	4,635,410
PrivateBancorp, Inc.	107,676	1,541,920
Provident Financial Services, Inc.	94,551	1,246,182
Radian Group, Inc.	152,300	2,161,137
Republic Bancorp, Inc., Class A	15,900	383,985
Roma Financial Corp.	17,700	207,090
S&T Bancorp, Inc.	39,081	939,898
SCBT Financial Corp.	23,400	931,086
Signature Bank *	74,709	3,016,749
Simmons First National Corp., Class A	27,600	775,008
Sterling Bancshares, Inc.	154,012	905,591
Susquehanna Bancshares, Inc.	208,608	2,273,827
Synovus Financial Corp. (d)	883,700	2,659,937
Texas Capital Bancshares, Inc. *	52,000	1,034,800
Tompkins Financial Corp.	11,330	460,225
TrustCo Bank Corp. NY	124,802	829,933
Trustmark Corp.	102,877	2,518,429
Umpqua Holdings Corp.	192,595	2,877,369
United Bankshares, Inc. (d)	70,322	2,042,151
United Community Banks, Inc. *	152,030	887,855
ViewPoint Financial Group	22,400	381,472
Webster Financial Corp.	118,400	2,453,248
WesBanco, Inc.	44,198	852,137
Western Alliance Bancorp *	90,700	789,090
Whitney Holding Corp.	177,400	2,430,380
Wilmington Trust Corp.	150,400	2,606,432

See financial notes 1

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Wintrust Financial Corp.	49,555	1,848,402

		107,629,943

Capital Goods 9.9%
A.O. Smith Corp.	45,830	2,366,203
AAON, Inc.	23,100	557,634
AAR CORP. *	71,597	1,745,535
Actuant Corp., Class A	124,748	2,860,472
Aerovironment, Inc. *	24,400	638,792
Aircastle Ltd.	101,800	1,222,618
Albany International Corp., Class A	60,600	1,543,482
American Science & Engineering, Inc.	15,700	1,179,855
Ameron International Corp.	15,500	1,075,545
Apogee Enterprises, Inc.	49,200	676,008
Applied Industrial Technologies, Inc.	68,466	2,107,383
Argon ST, Inc. *	25,600	665,600
Astec Industries, Inc. *	32,695	1,082,858
AZZ, Inc.	22,600	918,012
Badger Meter, Inc.	24,303	1,005,172
Baldor Electric Co.	77,708	2,984,764
Barnes Group, Inc.	76,840	1,598,272
Beacon Roofing Supply, Inc. *	92,382	2,050,880
Belden, Inc.	83,200	2,284,672
Blount International, Inc. *	62,762	704,190
Brady Corp., Class A	96,329	3,309,864
Briggs & Stratton Corp.	101,093	2,399,948
Broadwind Energy, Inc. *	64,800	256,608
Ceradyne, Inc. *	47,012	1,043,666
Chart Industries, Inc. *	48,200	1,108,118
CIRCOR International, Inc.	28,200	971,772
Colfax Corp. *	60,400	788,220
Comfort Systems USA, Inc.	70,700	995,456
Cubic Corp.	26,015	970,620
Curtiss-Wright Corp.	83,900	2,992,713
DigitalGlobe, Inc. *	35,600	945,536
DynCorp International, Inc., Class A *	40,399	694,863
Encore Wire Corp.	31,541	700,526
Ener1, Inc. (d)*	65,600	272,896
Energy Conversion Devices, Inc. (d)*	81,763	582,153
EnerSys *	73,278	1,896,435
EnPro Industries, Inc. *	43,700	1,380,046
ESCO Technologies, Inc.	48,669	1,501,439
Esterline Technologies Corp. *	54,911	3,062,936
Force Protection, Inc. *	122,200	653,770
Franklin Electric Co., Inc.	49,518	1,732,635
GATX Corp.	84,800	2,767,872
GeoEye, Inc. *	35,100	1,000,350
Gibraltar Industries, Inc. *	48,272	725,045
Granite Construction, Inc.	61,900	2,080,459
Great Lakes Dredge & Dock Co.	73,200	396,744
Griffon Corp. *	77,421	1,091,636
GT Solar International, Inc. *	51,600	300,828
H&E Equipment Services, Inc. *	49,431	583,780
HEICO Corp.	54,625	2,352,699
Hexcel Corp. *	177,783	2,880,085
II-VI, Inc. *	51,600	1,850,376
InsituForm Technologies, Inc., Class A *	71,500	1,713,855
Interline Brands, Inc. *	53,034	1,103,637
John Bean Technologies Corp.	45,600	837,672
Kaman Corp.	42,349	1,160,786
Kaydon Corp.	67,135	2,794,830
Layne Christensen Co. *	39,911	1,092,763
Lindsay Corp.	27,400	1,042,022
MasTec, Inc. *	97,573	1,220,638
Michael Baker Corp. *	13,900	491,226
Moog, Inc., Class A *	83,400	3,099,978
Mueller Industries, Inc.	74,724	2,215,567
Mueller Water Products, Inc., Class A	283,100	1,585,360
NACCO Industries, Inc., Class A	9,477	823,930
Orbital Sciences Corp. *	114,336	2,101,496
Orion Marine Group, Inc. *	49,300	934,728
Otter Tail Corp.	63,309	1,406,726
Polypore International, Inc. *	44,300	784,553
Powell Industries, Inc. *	16,000	537,280
Quanex Building Products Corp.	67,404	1,280,676
Raven Industries, Inc.	29,500	895,620
RBC Bearings, Inc. *	36,000	1,136,160
Robbins & Myers, Inc.	56,800	1,471,688
RSC Holdings, Inc. *	62,000	568,540
Rush Enterprises, Inc., Class A *	56,287	912,975
Simpson Manufacturing Co., Inc.	70,694	2,402,889
Stanley, Inc. *	24,000	759,120
Sun Hydraulics Corp.	15,500	434,155
TAL International Group, Inc.	23,100	600,369
Taser International, Inc. *	107,100	506,583
Teledyne Technologies, Inc. *	66,300	2,890,680
Tennant Co.	31,200	1,076,088
The Gorman-Rupp Co.	25,700	716,773
The Manitowoc Co., Inc.	233,200	3,267,132
The Middleby Corp. *	33,052	2,020,138
The Toro Co.	63,535	3,617,683
Tredegar Corp.	39,900	680,694
Trinity Industries, Inc.	145,800	3,628,962
Triumph Group, Inc.	29,701	2,303,610
Tutor Perini Corp. *	54,930	1,333,151
United Rentals, Inc. *	132,000	1,895,520
Universal Forest Products, Inc.	35,562	1,495,382
USG Corp. *	151,600	3,577,760
Vicor Corp. *	23,900	361,368
Watts Water Technologies, Inc., Class A	57,807	2,050,992
WESCO International, Inc. *	80,100	3,253,662

		143,643,458

Commercial & Professional Supplies 3.7%
ABM Industries, Inc.	90,109	1,936,442
Acco Brands Corp. *	100,400	916,652
Administaff, Inc.	36,310	803,903
ATC Technology Corp. *	32,200	658,168
CBIZ, Inc. *	73,222	513,286
Cenveo, Inc. *	102,700	880,139
Consolidated Graphics, Inc. *	20,500	859,155
CoStar Group, Inc. *	37,883	1,664,958
Deluxe Corp.	94,146	1,974,242
EnergySolutions, Inc.	136,500	989,625

2 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
EnerNOC, Inc. (d)*	26,000	756,080
Ennis, Inc.	39,000	721,110
Exponent, Inc. *	25,300	754,193
G & K Services, Inc., Class A	29,330	806,282
Healthcare Services Group, Inc.	79,950	1,718,125
Heidrick & Struggles International, Inc.	37,300	985,093
Herman Miller, Inc.	113,100	2,399,982
HNI Corp.	82,800	2,570,112
Huron Consulting Group, Inc. *	37,500	878,250
ICF International, Inc. *	20,900	484,044
Interface, Inc., Class A	90,700	1,186,356
Kelly Services, Inc., Class A *	46,723	751,306
Kforce, Inc. *	59,400	825,066
Knoll, Inc.	86,303	1,206,516
Korn/Ferry International *	78,461	1,271,853
M&F Worldwide Corp. *	19,070	584,686
McGrath Rentcorp	38,898	1,010,959
Mine Safety Appliances Co.	55,589	1,633,761
Mobile Mini, Inc. *	56,768	943,484
Navigant Consulting, Inc. *	91,948	1,184,290
Resources Connection, Inc. *	92,050	1,614,557
School Specialty, Inc. *	26,093	612,142
Steelcase, Inc., Class A	142,042	1,166,165
Sykes Enterprises, Inc. *	64,693	1,470,472
Tetra Tech, Inc. *	112,700	2,744,245
The Advisory Board Co. *	25,476	838,925
The Brink’s Co.	88,000	2,343,440
The Corporate Executive Board Co.	69,400	1,905,724
The Geo Group, Inc. *	99,700	2,111,646
TrueBlue, Inc. *	80,576	1,272,295
United Stationers, Inc. *	46,667	2,856,954
Viad Corp.	33,896	793,166

		53,597,849

Consumer Durables & Apparel 3.9%
American Greetings Corp., Class A	67,111	1,648,246
Brunswick Corp.	162,400	3,394,160
Callaway Golf Co.	108,369	1,017,585
Carter’s, Inc. *	104,414	3,364,219
Columbia Sportswear Co.	18,919	1,050,761
Crocs, Inc. *	157,600	1,522,416
Deckers Outdoor Corp. *	24,500	3,444,210
Ethan Allen Interiors, Inc.	42,479	858,076
G-III Apparel Group Ltd. *	26,600	760,760
Helen of Troy Ltd. *	54,100	1,461,241
Iconix Brand Group, Inc. *	131,400	2,267,964
iRobot Corp. *	35,900	724,462
Jones Apparel Group, Inc.	157,100	3,418,496
KB HOME	136,100	2,521,933
La-Z-Boy, Inc. *	94,800	1,236,192
Liz Claiborne, Inc. *	174,800	1,527,752
MaidenForm Brands, Inc. *	28,400	648,088
Meritage Homes Corp. *	59,885	1,424,065
National Presto Industries, Inc.	8,600	962,942
Polaris Industries, Inc.	60,123	3,557,478
Pool Corp.	90,077	2,209,589
Skechers U.S.A., Inc., Class A *	61,478	2,357,681
Standard Pacific Corp. *	179,000	1,147,390
Steven Madden Ltd. *	32,000	1,854,720
The Ryland Group, Inc.	76,500	1,742,670
The Timberland Co., Class A *	81,460	1,751,390
True Religion Apparel, Inc. *	46,600	1,456,250
Under Armour, Inc., Class A *	69,220	2,336,175
UniFirst Corp.	26,335	1,286,992
Volcom, Inc. *	30,500	727,120
Wolverine World Wide, Inc.	95,336	2,918,235

		56,599,258

Consumer Services 4.8%
American Public Education, Inc. *	33,500	1,418,725
Ameristar Casinos, Inc.	55,075	1,037,062
Biglari Holdings, Inc. *	2,300	899,875
BJ’s Restaurants, Inc. *	38,900	938,657
Bob Evans Farms, Inc.	57,046	1,764,433
Boyd Gaming Corp. *	93,600	1,188,720
Bridgepoint Education, Inc. *	25,600	658,176
Buffalo Wild Wings, Inc. *	31,900	1,318,746
California Pizza Kitchen, Inc. *	44,500	912,250
Capella Education Co. *	26,700	2,419,554
CEC Entertainment, Inc. *	45,538	1,778,259
Churchill Downs, Inc.	16,261	623,284
CKE Restaurants, Inc.	121,079	1,494,115
Coinstar, Inc. (d)*	57,100	2,532,956
Corinthian Colleges, Inc. (d)*	161,100	2,516,382
Cracker Barrel Old Country Store, Inc.	42,053	2,076,157
DineEquity, Inc. *	27,800	1,143,414
Domino’s Pizza, Inc. *	67,079	1,033,687
Gaylord Entertainment Co. *	94,335	3,183,806
Grand Canyon Education, Inc. *	29,000	701,220
Hillenbrand, Inc.	113,900	2,799,662
International Speedway Corp., Class A	56,300	1,720,528
Interval Leisure Group, Inc. *	72,800	1,076,712
Jack in the Box, Inc. *	101,588	2,389,350
K12, Inc. *	54,300	1,285,281
LIFE TIME FITNESS, Inc. *	76,177	2,800,266
Lincoln Educational Services Corp. *	19,400	484,224
Matthews International Corp., Class A	55,784	1,952,440
Orient-Express Hotels Ltd., Class A *	104,600	1,427,790
P.F. Chang’s China Bistro, Inc. *	40,742	1,777,981
Papa John’s International, Inc. *	47,855	1,311,227
Peet’s Coffee & Tea, Inc. *	23,900	946,918
Pinnacle Entertainment, Inc. *	107,285	1,451,566
Pre-Paid Legal Services, Inc. (d)*	14,300	635,921
Regis Corp.	105,049	2,008,537
Ruby Tuesday, Inc. *	118,600	1,327,134
Scientific Games Corp., Class A *	119,500	1,757,845
Shuffle Master, Inc. *	98,600	946,560
Sonic Corp. *	99,229	1,161,972
Speedway Motorsports, Inc.	21,584	350,740
Steiner Leisure Ltd. *	31,609	1,481,514
Stewart Enterprises, Inc., Class A	144,000	976,320
Texas Roadhouse, Inc. *	84,696	1,251,807
The Cheesecake Factory, Inc. *	110,800	3,010,436
The Marcus Corp.	35,083	450,816

See financial notes 3

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Universal Technical Institute, Inc. *	38,600	924,856
Vail Resorts, Inc. *	53,871	2,458,672

		69,806,553

Diversified Financials 3.2%
American Capital Ltd. *	516,600	3,171,924
Ares Capital Corp.	328,230	5,205,728
BlackRock Kelso Capital Corp.	34,300	363,923
Broadpoint Gleacher Securities, Inc. *	99,600	426,288
Cash America International, Inc.	53,870	1,996,422
Cohen & Steers, Inc.	28,028	758,718
Compass Diversified Holdings	43,100	625,812
Cowen Group, Inc., Class A *	60,400	326,160
Dollar Financial Corp. *	44,400	1,039,404
Duff & Phelps Corp., Class A	21,000	329,700
Encore Capital Group, Inc. *	24,700	568,347
Evercore Partners, Inc., Class A	25,500	913,920
EZCORP, Inc., Class A *	89,500	1,853,545
FBR Capital Markets Corp. *	40,000	189,200
Fifth Street Finance Corp.	68,300	870,825
First Cash Financial Services, Inc. *	46,000	1,014,760
GAMCO Investors, Inc., Class A	8,700	400,287
GFI Group, Inc.	119,868	827,089
GLG Partners, Inc. *	281,000	910,440
Hercules Technology Growth Capital, Inc.	65,400	708,936
Interactive Brokers Group, Inc., Class A *	72,700	1,246,078
Investment Technology Group, Inc. *	80,465	1,397,677
KBW, Inc. *	53,400	1,599,330
Knight Capital Group, Inc., Class A *	171,400	2,665,270
MarketAxess Holdings, Inc.	58,460	918,991
MCG Capital Corp. *	122,300	810,849
MF Global Holdings Ltd. *	183,300	1,690,026
Nelnet, Inc., Class A	35,600	710,576
Oppenheimer Holdings, Inc., Class A	17,200	500,004
optionsXpress Holdings, Inc. *	78,547	1,394,209
PHH Corp. *	97,363	2,209,167
PICO Holdings, Inc. *	41,600	1,478,880
Piper Jaffray Cos., Inc. *	29,439	1,158,719
Portfolio Recovery Associates, Inc. *	32,843	2,183,074
Prospect Capital Corp.	103,000	1,197,890
Riskmetrics Group, Inc. *	51,300	1,151,172
SWS Group, Inc.	49,100	543,537
The Student Loan Corp.	7,200	203,328
World Acceptance Corp. *	32,300	1,139,544

		46,699,749

Energy 5.7%
Alon USA Energy, Inc. (d)	64,700	472,957
Apco Oil & Gas International, Inc.	10,000	279,400
ATP Oil & Gas Corp. *	74,400	1,358,544
Basic Energy Services, Inc. *	38,100	389,001
Berry Petroleum Co., Class A	81,500	2,638,155
Bill Barrett Corp. *	71,100	2,423,088
BPZ Resources, Inc. (d)*	179,900	1,190,938
Brigham Exploration Co. *	153,000	2,985,030
Bristow Group, Inc. *	65,987	2,554,357
Cal Dive International, Inc. *	74,500	488,720
Carrizo Oil & Gas, Inc. *	58,000	1,272,520
Clayton Williams Energy, Inc. *	11,000	511,060
Clean Energy Fuels Corp. *	65,900	1,161,158
Complete Production Services, Inc. *	102,000	1,539,180
Contango Oil & Gas Co. *	23,200	1,273,680
Crosstex Energy, Inc. *	74,400	671,832
CVR Energy, Inc. *	67,800	575,622
Delek US Holdings, Inc.	73,400	514,534
Delta Petroleum Corp. (d)*	207,300	319,242
Exterran Holdings, Inc. *	115,000	3,352,250
Frontier Oil Corp.	192,500	2,926,000
General Maritime Corp.	102,834	833,984
Global Industries Ltd. *	200,482	1,343,229
GMX Resources, Inc. (d)*	57,400	459,774
Goodrich Petroleum Corp. *	44,700	756,771
GulfMark Offshore, Inc., Class A *	39,000	1,344,330
Gulfport Energy Corp. *	50,300	628,750
Helix Energy Solutions Group, Inc. *	164,400	2,396,952
Hercules Offshore, Inc. *	196,600	778,536
Holly Corp.	75,800	2,046,600
Hornbeck Offshore Services, Inc. *	52,245	1,278,435
International Coal Group, Inc. *	242,168	1,276,225
ION Geophysical Corp. *	217,900	1,309,579
James River Coal Co. *	49,000	922,180
Key Energy Services, Inc. *	218,000	2,367,480
Lufkin Industries, Inc.	27,395	2,332,136
McMoRan Exploration Co. *	139,300	1,663,242
Newpark Resources, Inc. *	142,610	952,635
Nordic American Tanker Shipping Ltd.	77,600	2,424,224
Northern Oil & Gas, Inc. *	66,100	1,074,786
Overseas Shipholding Group, Inc.	43,000	2,152,580
Parker Drilling Co. *	265,065	1,465,810
Penn Virginia Corp.	83,478	2,129,524
Petroleum Development Corp. *	35,403	828,784
PetroQuest Energy, Inc. *	73,200	432,612
Pioneer Drilling Co. *	99,600	731,064
Rex Energy Corp. *	54,300	722,190
Rosetta Resources, Inc. *	96,300	2,397,870
RPC, Inc.	54,689	746,505
SEACOR Holdings, Inc. *	38,200	3,215,294
Stone Energy Corp. *	77,168	1,257,838
Superior Well Services, Inc. *	33,900	491,550
Swift Energy Co. *	68,901	2,492,838
TETRA Technologies, Inc. *	138,774	1,705,533
USEC, Inc. *	184,023	1,104,138
Venoco, Inc. *	38,600	575,140
W&T Offshore, Inc.	63,200	598,504
Western Refining, Inc. (d)*	53,822	288,486
Willbros Group, Inc. *	72,900	914,895
World Fuel Services Corp.	115,956	3,296,629

		82,634,900

4 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Food & Staples Retailing 0.9%
Ingles Markets, Inc., Class A	23,631	378,805
Nash Finch Co.	22,900	801,958
PriceSmart, Inc.	39,000	970,320
Rite Aid Corp. *	1,176,300	1,740,924
Ruddick Corp.	75,100	2,654,034
The Andersons, Inc.	30,600	1,105,884
The Great Atlantic & Pacific Tea Co., Inc. (d)*	53,790	433,009
United Natural Foods, Inc. *	79,582	2,442,372
Village Super Market, Inc., Class A	11,400	306,774
Weis Markets, Inc.	20,000	745,600
Winn-Dixie Stores, Inc. *	90,300	1,138,683

		12,718,363

Food, Beverage & Tobacco 1.9%
Alliance One International, Inc. *	163,900	834,251
American Italian Pasta Co., Class A *	42,600	1,671,198
B&G Foods, Inc., Class A	87,100	899,743
Cal-Maine Foods, Inc.	22,300	744,374
Chiquita Brands International, Inc. *	74,202	1,115,998
Coca-Cola Bottling Co.	4,200	231,336
Darling International, Inc. *	179,000	1,698,710
Diamond Foods, Inc.	33,000	1,409,430
Dole Food Co., Inc. *	65,900	745,988
Fresh Del Monte Produce, Inc. *	77,200	1,611,164
J & J Snack Foods Corp.	24,900	1,160,091
Lance, Inc.	59,000	1,367,620
National Beverage Corp.	28,901	335,252
Sanderson Farms, Inc.	32,200	1,824,774
Smart Balance, Inc. *	112,100	745,465
Synutra International, Inc. (d)*	21,300	499,272
The Boston Beer Co., Inc., Class A *	17,300	986,273
The Hain Celestial Group, Inc. *	67,831	1,341,697
Tootsie Roll Industries, Inc.	49,646	1,320,584
TreeHouse Foods, Inc. *	58,700	2,482,423
Universal Corp.	45,445	2,353,142
Vector Group Ltd. (d)	92,554	1,516,960

		26,895,745

Health Care Equipment & Services 7.0%
Abaxis, Inc. *	40,500	1,049,355
Accuray, Inc. *	83,400	537,096
Air Methods Corp. *	20,100	664,908
Align Technology, Inc. *	120,000	2,037,600
American Medical Systems Holdings, Inc. *	131,125	2,349,760
AMERIGROUP Corp. *	94,000	3,406,560
AmSurg Corp. *	51,900	1,075,368
Analogic Corp.	27,554	1,317,632
AngioDynamics, Inc. *	34,000	544,000
athenahealth, Inc. (d)*	62,000	1,799,240
Bio-Reference Laboratories, Inc. *	41,400	968,760
Centene Corp. *	88,392	2,024,177
Chemed Corp.	44,000	2,420,440
Computer Programs & Systems, Inc.	18,000	811,080
Conceptus, Inc. *	54,300	1,028,442
CONMED Corp. *	51,500	1,145,360
CorVel Corp. *	13,300	442,890
Cyberonics, Inc. *	41,500	810,495
Dexcom, Inc. *	81,100	888,045
Eclipsys Corp. *	104,767	2,166,582
Emergency Medical Services Corp., Class A *	51,200	2,707,456
Emeritus Corp. (d)*	47,800	1,070,720
Ensign Group, Inc.	18,500	321,160
Genoptix, Inc. *	31,600	1,222,604
Gentiva Health Services, Inc. *	53,896	1,545,737
Greatbatch, Inc. *	41,000	915,940
Haemonetics Corp. *	47,100	2,725,206
Hanger Orthopedic Group, Inc. *	58,300	1,086,712
Healthspring, Inc. *	100,544	1,769,574
Healthways, Inc. *	74,863	1,219,518
Hill-Rom Holdings, Inc.	115,300	3,656,163
HMS Holdings Corp. *	47,300	2,530,550
ICU Medical, Inc. *	22,600	804,786
Immucor, Inc. *	129,000	2,761,890
Insulet Corp. *	67,700	934,260
Integra LifeSciences Holdings *	37,748	1,714,892
Invacare Corp.	54,211	1,432,797
inVentiv Health, Inc. *	55,401	1,275,885
IPC The Hospitalist Co. *	24,900	772,896
Kindred Healthcare, Inc. *	71,892	1,282,553
Landauer, Inc.	16,700	1,138,105
LHC Group, Inc. *	26,400	900,240
Magellan Health Services, Inc. *	64,700	2,730,987
MAKO Surgical Corp. (d)*	29,900	419,497
MedAssets, Inc. *	43,700	997,671
Medidata Solutions, Inc. *	29,300	429,831
Meridian Bioscience, Inc.	82,650	1,652,174
Merit Medical Systems, Inc. *	51,666	835,439
Molina Healthcare, Inc. *	24,000	700,080
MWI Veterinary Supply, Inc. *	22,500	943,875
National Healthcare Corp.	20,688	731,528
Natus Medical, Inc. *	52,200	889,488
Neogen Corp. *	40,950	1,076,576
NuVasive, Inc. *	70,300	2,924,480
NxStage Medical, Inc. *	20,900	265,848
Odyssey HealthCare, Inc. *	60,900	1,268,547
Omnicell, Inc. *	58,300	778,305
PharMerica Corp. *	58,664	1,132,215
Phase Forward, Inc. *	91,400	1,536,434
PSS World Medical, Inc. *	103,066	2,414,836
Psychiatric Solutions, Inc. *	103,500	3,329,595
Quidel Corp. *	50,700	747,318
RehabCare Group, Inc. *	45,400	1,294,808
SonoSite, Inc. *	25,900	868,168
Sun Healthcare Group, Inc. *	77,900	696,426
SurModics, Inc. *	39,919	742,493
Triple-S Management Corp., Class B *	37,900	689,780
Universal American Financial Corp. *	79,202	1,215,751
Volcano Corp. *	89,600	2,152,192
WellCare Health Plans, Inc. *	74,600	2,135,798

See financial notes 5

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
West Pharmaceutical Services, Inc.	58,465	2,446,760
Wright Medical Group, Inc. *	69,300	1,301,454
Zoll Medical Corp. *	37,700	1,151,735

		101,777,523

Household & Personal Products 0.5%
Central Garden & Pet Co., Class A *	127,400	1,316,042
Elizabeth Arden, Inc. *	40,498	737,469
Inter Parfums, Inc.	26,000	449,280
Nu Skin Enterprises, Inc., Class A	88,122	2,648,947
Prestige Brands Holdings, Inc. *	60,800	592,192
Revlon, Inc., Class A *	19,902	348,683
USANA Health Sciences, Inc. *	10,400	377,000
WD-40 Co.	29,500	1,039,285

		7,508,898

Insurance 3.4%
American Equity Investment Life Holding Co.	107,264	1,128,417
AmTrust Financial Services, Inc.	40,705	554,809
Argo Group International Holdings Ltd.	56,938	1,878,385
Baldwin & Lyons, Inc., Class B	4,900	122,941
CNA Surety Corp. *	37,000	620,490
CNO Financial Group, Inc. *	454,400	2,680,960
Delphi Financial Group, Inc., Class A	87,280	2,400,200
Donegal Group, Inc., Class A	18,320	264,358
eHealth, Inc. *	42,900	588,159
Employers Holdings, Inc.	82,000	1,351,360
Enstar Group Ltd. *	15,394	1,017,851
FBL Financial Group, Inc., Class A	27,168	702,021
Flagstone Reinsurance Holdings Ltd.	30,529	340,398
Greenlight Capital Re Ltd., Class A *	64,889	1,662,456
Harleysville Group, Inc.	28,263	904,981
Hilltop Holdings, Inc. *	73,739	864,959
Horace Mann Educators Corp.	78,278	1,347,165
Infinity Property & Casualty Corp.	28,892	1,332,788
Max Capital Group Ltd.	104,884	2,338,913
MBIA, Inc. *	290,700	2,784,906
Meadowbrook Insurance Group, Inc.	105,100	830,290
Montpelier Re Holdings Ltd.	154,100	2,558,060
National Financial Partners Corp. *	63,200	972,648
National Interstate Corp.	22,008	459,747
National Western Life Insurance Co., Class A	4,494	858,983
OneBeacon Insurance Group Ltd., Class A	44,200	716,924
Protective Life Corp.	157,400	3,788,618
RLI Corp.	35,155	2,038,990
Safety Insurance Group, Inc.	26,870	1,001,982
Selective Insurance Group, Inc.	91,014	1,520,844
State Auto Financial Corp.	37,356	668,299
The Navigators Group, Inc. *	22,485	902,323
Tower Group, Inc.	82,665	1,906,255
United America Indemnity Ltd., Class A *	44,111	419,055
United Fire & Casualty Co.	37,200	850,764
Unitrin, Inc.	88,100	2,576,925
Zenith National Insurance Corp.	68,745	2,599,936

		49,557,160

Materials 4.7%
A. Schulman, Inc.	48,009	1,248,714
Allied Nevada Gold Corp. *	108,200	1,977,896
AMCOL International Corp.	45,652	1,312,039
Arch Chemicals, Inc.	44,572	1,515,894
Balchem Corp.	51,500	1,335,910
Brush Engineered Materials, Inc. *	37,200	1,105,956
Buckeye Technologies, Inc. *	71,300	1,006,756
Bway Holding Co. *	22,200	439,116
Calgon Carbon Corp. *	96,700	1,498,850
Carpenter Technology Corp.	78,900	3,098,403
Century Aluminum Co. *	105,500	1,422,140
Clearwater Paper Corp. *	20,900	1,330,912
Coeur d’Alene Mines Corp. *	138,050	2,473,856
Deltic Timber Corp.	22,204	1,168,374
Eagle Materials, Inc.	77,890	2,482,354
Ferro Corp. *	158,300	1,728,636
Graphic Packaging Holding Co. *	94,715	349,498
H.B. Fuller Co.	89,516	2,099,150
Haynes International, Inc.	31,225	1,121,290
Hecla Mining Co. *	411,300	2,455,461
Horsehead Holding Corp. *	79,700	946,836
Innophos Holdings, Inc.	32,500	925,925
Kaiser Aluminum Corp.	28,350	1,139,387
KapStone Paper & Packaging Corp. *	61,000	786,900
Koppers Holdings, Inc.	46,200	1,301,454
Louisiana-Pacific Corp. *	229,100	2,694,216
Minerals Technologies, Inc.	33,561	1,936,470
NewMarket Corp.	21,500	2,365,000
Olin Corp.	144,500	3,034,500
OM Group, Inc. *	54,500	2,057,375
P.H. Glatfelter Co.	83,900	1,232,491
PolyOne Corp. *	170,175	1,924,679
RTI International Metals, Inc. *	55,166	1,492,240
Schnitzer Steel Industries, Inc., Class A	39,200	2,116,800
Schweitzer-Mauduit International, Inc.	32,600	1,855,592
Sensient Technologies Corp.	90,025	2,838,488
Stepan Co.	12,900	977,175
Stillwater Mining Co. *	83,541	1,411,843
Texas Industries, Inc.	51,051	1,931,770
Wausau Paper Corp. *	73,820	653,307
Westlake Chemical Corp.	38,000	1,067,040
Worthington Industries, Inc.	107,160	1,711,345
Zep, Inc.	28,300	521,852

		68,093,890

6 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Media 1.2%
Arbitron, Inc.	48,856	1,505,253
Ascent Media Corp., Class A *	25,200	743,904
Belo Corp., Class A	166,000	1,439,220
CKX, Inc. *	146,971	864,190
Harte-Hanks, Inc.	83,716	1,205,510
Knology, Inc. *	54,100	710,333
Meredith Corp.	64,700	2,324,671
National CineMedia, Inc.	75,300	1,433,712
RCN Corp. *	49,200	722,256
Scholastic Corp.	46,969	1,268,633
The E.W. Scripps Co., Class A *	53,300	583,102
Valassis Communications, Inc. *	88,600	2,896,334
Warner Music Group Corp. *	113,786	779,434
World Wrestling Entertainment, Inc., Class A	62,900	1,147,925

		17,624,477

Pharmaceuticals, Biotechnology & Life Sciences 5.0%
Acorda Therapeutics, Inc. *	70,100	2,716,375
Affymax, Inc. *	27,300	650,832
Affymetrix, Inc. *	130,700	907,058
Alkermes, Inc. *	187,342	2,454,180
Allos Therapeutics, Inc. *	133,800	1,057,020
Alnylam Pharmaceuticals, Inc. *	59,800	1,014,208
AMAG Pharmaceuticals, Inc. *	33,000	1,126,950
Auxilium Pharmaceuticals, Inc. *	86,700	3,086,520
Cadence Pharmaceuticals, Inc. (d)*	45,500	445,900
Celera Corp. *	133,617	998,119
Cell Therapeutics, Inc. (d)*	1,056,700	652,512
Cepheid, Inc. *	107,800	2,154,922
Clinical Data, Inc. *	26,300	491,284
Cubist Pharmaceuticals, Inc. *	109,332	2,451,223
Dionex Corp. *	30,844	2,515,945
Emergent Biosolutions, Inc. *	24,600	400,488
Enzon Pharmaceuticals, Inc. *	83,600	884,488
Exelixis, Inc. *	188,972	1,092,258
Genomic Health, Inc. (d)*	24,900	398,898
Geron Corp. (d)*	197,200	1,149,676
Halozyme Therapeutics, Inc. *	128,100	1,091,412
ImmunoGen, Inc. *	105,000	1,040,550
Impax Laboratories, Inc. *	102,400	1,853,440
Incyte Corp. *	228,063	3,060,606
Inspire Pharmaceuticals, Inc. *	113,500	777,475
InterMune, Inc. *	76,600	3,260,096
Isis Pharmaceuticals, Inc. *	181,000	1,945,750
Lexicon Pharmaceuticals, Inc. *	187,500	301,875
Luminex Corp. *	69,300	1,126,818
MannKind Corp. (d)*	112,100	779,095
Martek Biosciences Corp. *	66,676	1,468,872
Medicis Pharmaceutical Corp., Class A	109,449	2,777,816
Medivation, Inc. *	54,200	604,872
Micromet, Inc. *	85,000	647,700
Momenta Pharmaceuticals, Inc. *	72,244	1,002,747
Nektar Therapeutics *	165,471	2,309,975
Opko Health, Inc. *	51,700	111,672
Optimer Pharmaceuticals, Inc. *	60,900	749,679
Par Pharmaceutical Cos., Inc. *	75,280	2,043,099
PAREXEL International Corp. *	107,018	2,523,485
Pharmasset, Inc. *	40,600	1,315,440
Rigel Pharmaceuticals, Inc. *	95,300	740,481
Savient Pharmaceuticals, Inc. *	122,600	1,777,700
Seattle Genetics, Inc. *	155,298	1,956,755
Targacept, Inc. *	29,600	704,480
The Medicines Co. *	94,108	690,753
Theravance, Inc. *	85,938	1,441,180
Varian, Inc. *	55,971	2,898,738
ViroPharma, Inc. *	153,974	1,958,549
VIVUS, Inc. (d)*	148,200	1,510,158
XenoPort, Inc. *	55,800	580,320
ZymoGenetics, Inc. *	82,600	490,644

		72,191,088

Real Estate 5.9%
Acadia Realty Trust	73,136	1,395,435
Alexander’s, Inc. *	3,410	1,083,766
American Campus Communities, Inc.	96,000	2,704,320
Ashford Hospitality Trust *	106,000	985,800
BioMed Realty Trust, Inc.	190,834	3,532,338
Brandywine Realty Trust	236,530	3,013,392
CBL & Associates Properties, Inc.	253,606	3,702,648
Colonial Properties Trust	122,000	1,923,940
Cousins Properties, Inc.	184,189	1,484,563
DCT Industrial Trust, Inc.	381,400	2,006,164
DiamondRock Hospitality Co. *	230,117	2,528,986
DuPont Fabros Technology, Inc.	77,200	1,711,524
EastGroup Properties, Inc.	50,490	2,064,031
Entertainment Properties Trust	77,255	3,377,589
Equity Lifestyle Properties, Inc.	55,859	3,100,733
Equity One, Inc.	59,037	1,145,908
Extra Space Storage, Inc.	150,558	2,261,381
First Potomac Realty Trust	48,500	786,670
Forestar Group, Inc. *	71,600	1,613,864
Franklin Street Properties Corp.	124,565	1,836,088
Getty Realty Corp.	32,542	806,065
Healthcare Realty Trust, Inc.	109,181	2,635,629
Hersha Hospitality Trust	168,100	969,937
Home Properties, Inc.	61,765	3,069,103
Inland Real Estate Corp.	130,436	1,228,707
Investors Real Estate Trust	135,100	1,179,423
Kilroy Realty Corp.	86,000	3,015,160
LaSalle Hotel Properties	116,826	3,078,365
Lexington Realty Trust	188,284	1,333,051
LTC Properties, Inc.	39,667	1,106,709
Medical Properties Trust, Inc.	165,600	1,664,280
Mid-America Apartment Communities, Inc.	53,052	2,932,184
National Health Investors, Inc.	50,768	2,062,196
Parkway Properties, Inc.	39,800	784,060
Pennsylvania Real Estate Investment Trust (d)	92,112	1,454,449
Post Properties, Inc.	89,167	2,296,942
Potlatch Corp.	73,203	2,742,185
PS Business Parks, Inc.	33,238	1,994,280
Saul Centers, Inc.	20,300	802,459
Sovran Self Storage, Inc.	50,526	1,863,904
Sun Communities, Inc.	30,800	890,736

See financial notes 7

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Sunstone Hotel Investors, Inc. *	180,610	2,299,165
Tejon Ranch Co. *	21,292	612,358
U-Store-It Trust	143,500	1,236,970
Universal Health Realty Income Trust	21,900	727,518
Urstadt Biddle Properties, Class A	39,400	664,284

		85,709,259

Retailing 4.8%
99 Cents Only Stores *	80,806	1,254,109
AnnTaylor Stores Corp. *	108,000	2,343,600
Asbury Automotive Group, Inc. *	59,400	923,670
Barnes & Noble, Inc. (d)	72,900	1,606,716
bebe stores, Inc.	43,149	355,548
Blue Nile, Inc. *	26,800	1,446,932
Brown Shoe Co., Inc.	69,975	1,315,530
Cabela’s, Inc. *	74,236	1,348,126
Charming Shoppes, Inc. *	212,600	1,201,190
Citi Trends, Inc. *	27,000	905,580
Coldwater Creek, Inc. *	106,700	755,436
Collective Brands, Inc. *	126,300	2,961,735
Dillard’s, Inc., Class A	93,700	2,631,096
DSW, Inc., Class A *	22,700	685,540
Fred’s, Inc., Class A	71,500	993,135
Genesco, Inc. *	41,744	1,389,658
Group 1 Automotive, Inc. *	44,500	1,381,725
hhgregg, Inc. *	30,400	870,352
Hibbett Sports, Inc. *	46,775	1,286,312
HSN, Inc. *	72,700	2,190,451
Jo-Ann Stores, Inc. *	49,300	2,175,116
Jos. A. Bank Clothiers, Inc. *	33,612	2,045,626
Lumber Liquidators Holdings, Inc. *	28,500	868,110
Monro Muffler Brake, Inc.	33,200	1,190,552
NutriSystem, Inc. (d)	54,548	1,054,413
OfficeMax, Inc. *	140,300	2,665,700
Orbitz Worldwide, Inc. *	77,000	507,430
Penske Automotive Group, Inc. *	69,116	1,035,358
PetMed Express, Inc. (d)	42,100	932,094
Pier 1 Imports, Inc. *	211,900	1,754,532
Rent-A-Center, Inc. *	123,705	3,194,063
Retail Ventures, Inc. *	54,900	594,018
Saks, Inc. *	293,500	2,861,625
Select Comfort Corp. *	99,200	1,122,944
Shutterfly, Inc. *	38,300	901,199
Sonic Automotive, Inc., Class A *	72,900	778,572
Stage Stores, Inc.	73,327	1,118,237
Stein Mart, Inc. *	48,000	455,040
Systemax, Inc.	24,400	566,812
The Buckle, Inc. (d)	46,864	1,695,539
The Cato Corp., Class A	48,604	1,154,345
The Children’s Place Retail Stores, Inc. *	50,413	2,309,924
The Finish Line, Inc., Class A	98,219	1,582,308
The Gymboree Corp. *	54,910	2,697,728
The Men’s Wearhouse, Inc.	96,000	2,268,480
The Pep Boys - Manny, Moe & Jack	85,700	1,073,821
The Talbots, Inc. *	86,600	1,424,570
Ulta Salon, Cosmetics & Fragrance, Inc. *	51,300	1,186,056
Zumiez, Inc. *	38,400	712,704

		69,773,357

Semiconductors & Semiconductor Equipment 4.1%
Advanced Energy Industries, Inc. *	72,700	1,070,144
Amkor Technology, Inc. *	239,118	1,802,950
Applied Micro Circuits Corp. *	122,565	1,382,533
ATMI, Inc. *	60,254	1,092,405
Brooks Automation, Inc. *	118,431	1,151,149
Cabot Microelectronics Corp. *	49,100	1,883,476
Cavium Networks, Inc. *	67,500	1,863,675
Cirrus Logic, Inc. *	120,100	1,526,471
Cymer, Inc. *	53,365	1,822,415
Diodes, Inc. *	64,181	1,377,966
Entegris, Inc. *	239,100	1,480,029
Fairchild Semiconductor International, Inc. *	245,000	2,748,900
FEI Co. *	66,400	1,494,000
FormFactor, Inc. *	91,473	1,373,010
Hittite Microwave Corp. *	38,609	1,979,869
Integrated Device Technology, Inc. *	302,500	1,999,525
International Rectifier Corp. *	137,700	3,169,854
Kulicke & Soffa Industries, Inc. *	127,500	1,045,500
LDK Solar Co., Ltd. ADR (d)*	68,700	534,486
Micrel, Inc.	76,505	892,813
Microsemi Corp. *	150,719	2,495,907
MKS Instruments, Inc. *	91,099	2,066,125
Monolithic Power Systems *	64,200	1,582,530
Netlogic Microsystems, Inc. *	84,800	2,643,216
OmniVision Technologies, Inc. *	93,273	1,637,874
Power Integrations, Inc.	53,262	2,049,522
RF Micro Devices, Inc. *	493,304	2,772,368
Semtech Corp. *	113,429	2,058,736
Standard Microsystems Corp. *	48,892	1,255,547
Tessera Technologies, Inc. *	91,590	1,857,445
TriQuint Semiconductor, Inc. *	279,900	2,110,446
Veeco Instruments, Inc. *	70,900	3,118,891
Volterra Semiconductor Corp. *	46,400	1,111,744
Zoran Corp. *	88,924	865,231

		59,316,752

Software & Services 6.8%
ACI Worldwide, Inc. *	60,759	1,141,662
Acxiom Corp. *	145,476	2,775,682
Advent Software, Inc. *	28,114	1,270,191
ArcSight, Inc. *	27,500	625,075
Ariba, Inc. *	165,000	2,354,550
Art Technology Group, Inc. *	233,500	999,380
Blackbaud, Inc.	88,469	2,039,210
Blackboard, Inc. *	59,861	2,547,086
Bottomline Technologies, Inc. *	47,700	829,980
CACI International, Inc., Class A *	55,300	2,622,879
CommVault Systems, Inc. *	77,500	1,623,625
comScore, Inc. *	44,600	809,490
Constant Contact, Inc. *	36,500	932,575
Convergys Corp. *	218,400	2,760,576

8 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
CSG Systems International, Inc. *	62,600	1,422,272
CyberSource Corp. *	124,400	3,194,592
DealerTrack Holdings, Inc. *	66,536	1,014,674
Deltek, Inc. *	43,700	343,919
Digital River, Inc. *	71,100	1,986,534
EarthLink, Inc.	193,881	1,748,807
Ebix, Inc. (d)*	55,600	904,612
Epicor Software Corp. *	124,700	1,144,746
EPIQ Systems, Inc. *	63,600	766,380
Euronet Worldwide, Inc. *	90,036	1,434,273
Exlservice Holdings, Inc. *	14,800	235,616
Fair Isaac Corp.	86,700	1,825,902
Forrester Research, Inc. *	25,317	812,929
Global Cash Access Holdings, Inc. *	68,600	595,448
GSI Commerce, Inc. *	56,000	1,526,000
Heartland Payment Systems, Inc.	68,900	1,266,382
iGATE Corp.	43,340	536,549
infoGROUP, Inc. *	41,400	331,614
InfoSpace, Inc. *	65,100	681,597
Internet Brands, Inc., Class A *	47,300	489,555
j2 Global Communications, Inc. *	78,528	1,890,954
JDA Software Group, Inc. *	65,369	1,889,164
Lawson Software, Inc. *	254,500	1,974,920
LogMeIn, Inc. *	16,800	392,952
Manhattan Associates, Inc. *	37,047	1,061,767
MAXIMUS, Inc.	32,574	2,016,656
Mentor Graphics Corp. *	180,867	1,625,994
MicroStrategy, Inc., Class A *	15,662	1,199,709
ModusLink Global Solutions, Inc. *	84,200	751,906
NCI, Inc., Class A *	11,700	332,397
NetScout Systems, Inc. *	59,100	858,132
NetSuite, Inc. *	25,000	352,250
NIC, Inc.	94,200	664,110
OpenTable, Inc. (d)*	11,600	450,776
Pegasystems, Inc.	25,800	817,086
Progress Software Corp. *	73,880	2,382,630
Radiant Systems, Inc. *	50,600	711,942
RealNetworks, Inc. *	139,430	578,635
RightNow Technologies, Inc. *	42,700	700,280
Rosetta Stone, Inc. (d)*	17,600	454,784
Sapient Corp.	212,363	2,172,473
SAVVIS, Inc. *	62,200	1,094,720
SonicWALL, Inc. *	99,800	1,010,974
Sourcefire, Inc. *	31,200	697,944
SRA International, Inc., Class A *	79,295	1,830,129
SuccessFactors, Inc. *	69,700	1,458,821
Switch & Data Facilities Co. (d)*	40,800	782,952
Synchronoss Technologies, Inc. *	26,100	533,223
Syntel, Inc.	21,183	765,130
Take-Two Interactive Software, Inc. *	149,304	1,622,934
Taleo Corp., Class A *	70,600	1,834,188
TeleCommunication Systems, Inc., Class A *	65,700	453,987
TeleTech Holdings, Inc. *	54,400	900,320
Terremark Worldwide, Inc. *	119,100	853,947
The Ultimate Software Group, Inc. *	50,800	1,699,260
TiVo, Inc. *	199,503	3,495,293
TNS, Inc. *	47,300	1,227,435
Tyler Technologies, Inc. *	45,200	770,208
Unisys Corp. *	73,850	2,069,277
United Online, Inc.	181,487	1,446,451
ValueClick, Inc. *	155,200	1,595,456
Websense, Inc. *	75,404	1,716,949
Wright Express Corp. *	76,676	2,604,684

		99,338,161

Technology Hardware & Equipment 6.2%
3PAR, Inc. *	41,000	382,530
Acme Packet, Inc. *	47,100	1,231,194
Adaptec, Inc. *	221,600	684,744
ADC Telecommunications, Inc. *	174,300	1,396,143
ADTRAN, Inc.	102,905	2,754,767
Anixter International, Inc. *	53,100	2,782,440
Arris Group, Inc. *	219,860	2,702,079
Aruba Networks, Inc. *	110,600	1,389,136
Aviat Networks, Inc. *	108,400	704,600
Avid Technology, Inc. *	50,405	735,913
Benchmark Electronics, Inc. *	118,494	2,564,210
Black Box Corp.	29,892	932,331
Blue Coat Systems, Inc. *	74,600	2,426,738
Brightpoint, Inc. *	127,995	1,035,480
Checkpoint Systems, Inc. *	64,444	1,455,790
Ciena Corp. *	168,400	3,113,716
Cogent, Inc. *	85,809	888,123
Cognex Corp.	68,609	1,434,614
Coherent, Inc. *	46,951	1,763,949
Compellent Technologies, Inc. *	41,800	525,426
Comtech Telecommunications Corp. *	52,000	1,624,480
DG Fastchannel, Inc. *	38,200	1,343,876
DTS, Inc. *	32,200	1,070,328
Echelon Corp. *	52,300	494,235
Electronics for Imaging, Inc. *	72,409	930,456
Emulex Corp. *	143,390	1,684,833
Finisar Corp. *	100,700	1,506,472
Harmonic, Inc. *	157,700	1,078,668
Hughes Communications, Inc. *	17,500	488,250
Imation Corp. *	49,813	539,973
Infinera Corp. *	140,300	1,283,745
Insight Enterprises, Inc. *	84,400	1,268,532
InterDigital, Inc. *	76,594	2,119,356
Intermec, Inc. *	104,240	1,195,633
IPG Photonics Corp. *	33,218	581,647
Isilon Systems, Inc. *	47,700	619,146
Ixia *	102,064	1,046,156
L-1 Identity Solutions, Inc. *	139,384	1,208,459
Littelfuse, Inc. *	40,000	1,689,200
Loral Space & Communications, Inc. *	16,800	723,408
Maxwell Technologies, Inc. *	48,100	694,083
Methode Electronics, Inc.	67,200	745,920
MTS Systems Corp.	30,175	901,327
Multi-Fineline Electronix, Inc. *	18,600	482,112
Netezza Corp. *	91,400	1,251,266
NETGEAR, Inc. *	59,000	1,596,540
OSI Systems, Inc. *	32,300	841,092
Park Electrochemical Corp.	37,800	1,141,938
Plantronics, Inc.	90,393	3,001,048
Plexus Corp. *	70,362	2,606,912

See financial notes 9

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Quantum Corp. *	391,800	1,136,220
Rofin-Sinar Technologies, Inc. *	61,236	1,626,428
Rogers Corp. *	30,267	1,013,036
Sanmina-SCI Corp. *	144,600	2,578,218
ScanSource, Inc. *	43,878	1,222,441
Smart Modular Technologies (WWH), Inc. *	91,300	640,926
Sonus Networks, Inc. *	609,358	1,578,237
STEC, Inc. (d)*	59,200	822,288
Stratasys, Inc. *	37,300	889,232
Super Micro Computer, Inc. *	42,800	606,904
Sycamore Networks, Inc.	35,711	706,721
Synaptics, Inc. (d)*	63,300	1,938,246
SYNNEX Corp. *	37,900	1,039,218
Tekelec *	123,827	2,244,984
TTM Technologies, Inc. *	79,400	862,284
Universal Display Corp. *	49,000	654,150
ViaSat, Inc. *	61,919	2,195,029
Xyratex Ltd. *	54,200	953,920

		89,371,496

Telecommunication Services 1.3%
AboveNet, Inc. *	33,400	1,688,036
Alaska Communication Systems Group, Inc.	75,300	644,568
Atlantic Tele-Network, Inc.	17,400	960,132
Cbeyond, Inc. *	45,800	704,404
Cincinnati Bell, Inc. *	373,345	1,258,173
Cogent Communications Group, Inc. *	82,000	837,220
Consolidated Communications Holdings, Inc.	42,200	782,810
Global Crossing Ltd. *	110,624	1,642,766
Iowa Telecommunications Services, Inc.	54,100	911,044
Leap Wireless International, Inc. *	109,600	2,007,872
Neutral Tandem, Inc. *	61,700	1,045,815
NTELOS Holdings Corp.	67,600	1,326,988
PAETEC Holding Corp. *	233,100	1,160,838
Premiere Global Services, Inc. *	118,800	1,113,156
Shenandoah Telecommunications Co.	43,500	772,560
Syniverse Holdings, Inc. *	127,700	2,564,216

		19,420,598

Transportation 3.1%
AirTran Holdings, Inc. *	247,498	1,306,789
Alaska Air Group, Inc. *	64,809	2,683,741
Alexander & Baldwin, Inc.	74,000	2,632,920
Allegiant Travel Co. *	27,900	1,434,897
AMERCO *	9,104	568,545
Arkansas Best Corp.	40,572	1,235,823
Atlas Air Worldwide Holdings, Inc. *	27,700	1,530,979
Avis Budget Group, Inc. *	187,600	2,836,512
Con-way, Inc.	90,600	3,518,904
Dollar Thrifty Automotive Group, Inc. *	50,800	2,234,692
Excel Maritime Carriers Ltd. *	54,600	388,752
Forward Air Corp.	48,682	1,364,070
Genco Shipping & Trading Ltd. (d)*	46,000	1,065,360
Genesee & Wyoming, Inc., Class A *	75,372	2,947,045
Heartland Express, Inc.	96,800	1,601,072
Hub Group, Inc., Class A *	69,692	2,230,841
JetBlue Airways Corp. *	379,200	2,119,728
Marten Transport Ltd. *	40,402	882,784
Old Dominion Freight Line, Inc. *	50,989	1,829,485
Seaspan Corp.	121,800	1,426,278
SkyWest, Inc.	111,212	1,665,956
US Airways Group, Inc. *	296,400	2,095,548
UTI Worldwide, Inc.	184,400	2,922,740
Werner Enterprises, Inc.	80,543	1,805,774

		44,329,235

Utilities 2.7%
ALLETE, Inc.	54,590	1,990,897
American States Water Co.	34,100	1,272,612
Avista Corp.	97,412	2,107,022
Black Hills Corp.	74,998	2,466,684
California Water Service Group	34,987	1,355,046
CH Energy Group, Inc.	26,297	1,089,222
Dynegy, Inc., Class A *	928,000	1,234,240
El Paso Electric Co. *	90,616	1,925,590
IDACORP, Inc.	87,700	3,164,216
MGE Energy, Inc.	42,560	1,564,506
Northwest Natural Gas Co.	48,795	2,312,395
NorthWestern Corp.	65,912	1,991,861
PNM Resources, Inc.	159,500	2,167,605
Portland General Electric Co.	138,300	2,749,404
SJW Corp.	19,400	533,112
South Jersey Industries, Inc.	54,860	2,474,735
Southwest Gas Corp.	82,696	2,571,846
The Empire District Electric Co.	66,300	1,293,513
The Laclede Group, Inc.	46,277	1,577,120
UIL Holdings Corp.	55,010	1,596,940
Unisource Energy Corp.	63,517	2,116,386

		39,554,952

Total Common Stock (Cost $1,250,600,412)		1,440,954,666

Rights 0.0% of net assets

Indevus Pharmaceuticals, Inc. (b) (c)*	138,800	—

Total Rights (Cost $—)		—

Security	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.6% of net assets

Time Deposit 0.5%
Wells Fargo
0.03%, 05/03/10	8,420,108	8,420,108

10 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($)	($)

U.S. Treasury Obligations 0.1%
U.S. Treasury Bill
0.15%, 06/17/10 (a)	480,000	479,914
U.S. Treasury Bills
0.14%, 06/17/10 (a)	400,000	399,928
0.15%, 06/17/10 (a)	25,000	24,996

		904,838

Total Short-Term Investments (Cost $9,324,939)		9,324,946

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 3.0% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	43,536,425	43,536,425

Total Collateral Invested for Securities on Loan (Cost $43,536,425)		43,536,425

End of collateral invested for securities on loan.

At 04/30/10 tax basis cost of the fund’s investments was $1,269,456,816 and the unrealized appreciation and depreciation were $296,631,626 and ($115,808,830), respectively, with a net unrealized appreciation of $180,822,796.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these securities amounted to $0 or 0.0% of net assets.
(d)	All or a portion of this security is on loan.

ADR —	American Depositary Receipt.
USD —	Unified school district

In addition to the above, the fund held the following at 04/30/10.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

Russell 2000 Index, e-mini, Long, expires 06/18/10	120	8,586,000	506,990

See financial notes 11

 Schwab Total Stock Market Index Fund

Portfolio Holdings as of April 30, 2010 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

98.9%		Common Stock	1,189,131,478	1,420,867,852
	—%	Rights	—	—
0.9%		Short-Term Investments	13,645,690	13,645,697

99.8%		Total Investments	1,202,777,168	1,434,513,549
0.5%		Collateral Invested for Securities on Loan	7,046,808	7,046,808
(0	.3)%	Other Assets and Liabilities, Net		(3,961,194)

100.0%		Net Assets		1,437,599,163

	Number	Value
Security	of Shares	($)

Common Stock 98.9% of net assets

Automobiles & Components 0.8%
American Axle & Manufacturing Holdings, Inc. *	5,300	57,028
ArvinMeritor, Inc. *	9,900	151,668
BorgWarner, Inc. *	13,800	598,092
Cooper Tire & Rubber Co.	8,900	188,858
Dana Holding Corp. *	13,500	180,360
Drew Industries, Inc. *	2,400	61,560
Federal-Mogul Corp. *	9,200	174,984
Ford Motor Co. *	360,736	4,696,783
Gentex Corp.	15,000	322,350
Harley-Davidson, Inc.	25,500	862,665
Hawk Corp., Class A *	1,800	41,652
Johnson Controls, Inc.	72,000	2,418,480
Lear Corp. *	6,000	487,080
Standard Motor Products, Inc.	7,500	79,950
Stoneridge, Inc. *	8,200	88,478
Strattec Security Corp. *	1,500	40,530
Superior Industries International, Inc.	800	13,488
Tenneco, Inc. *	7,480	192,759
The Goodyear Tire & Rubber Co. *	26,000	349,180
Thor Industries, Inc.	4,500	160,695
TRW Automotive Holdings Corp. *	7,800	251,238
Winnebago Industries, Inc. *	5,100	84,813

		11,502,691

Banks 3.8%
1st Source Corp.	3,728	71,317
Ameris Bancorp	1,840	20,479
Anchor BanCorp Wisconsin, Inc. (d)*	3,100	3,100
Arrow Financial Corp.	1,113	30,941
Associated Banc-Corp.	18,500	268,805
Astoria Financial Corp.	8,300	133,962
BancFirst Corp.	2,000	88,280
BancorpSouth, Inc.	7,612	168,530
BancTrust Financial Group, Inc. (d)	1,100	6,809
Bank Mutual Corp.	6,168	43,916
Bank of Hawaii Corp.	6,500	343,720
Bank of the Ozarks, Inc.	2,800	107,716
Banner Corp. (d)	1,200	6,804
BB&T Corp.	72,458	2,408,504
Beneficial Mutual Bancorp, Inc. *	7,500	74,325
Berkshire Bancorp, Inc. *	3,600	20,736
Berkshire Hills Bancorp, Inc.	1,400	29,400
BOK Financial Corp.	7,540	410,402
Boston Private Financial Holdings, Inc.	2,129	16,883
Brookline Bancorp, Inc.	5,405	59,401
Bryn Mawr Bank Corp.	1,400	25,718
Camco Financial Corp. *	700	2,317
Camden National Corp.	700	25,011
Capital City Bank Group, Inc. (d)	1,875	32,981
CapitalSource, Inc.	25,400	151,638
Capitol Bancorp Ltd. (d)*	1,500	3,660
Capitol Federal Financial	6,920	260,815
Cathay General Bancorp	9,200	113,804
Central Pacific Financial Corp. (d)*	3,400	7,412
Century Bancorp Inc., Class A	800	15,480
Charter Financial Corp.	900	9,135
Chemical Financial Corp.	5,383	127,577
Citizens South Banking Corp.	1,000	6,860
City Holding Co.	1,800	63,072
City National Corp.	3,100	193,068
Columbia Banking System, Inc.	1,951	43,858
Comerica, Inc.	16,496	692,832
Commerce Bancshares, Inc.	16,201	671,045
Community Bank System, Inc.	4,400	108,548
Community Trust Bancorp, Inc.	2,487	74,660
Cullen/Frost Bankers, Inc.	6,300	373,968
CVB Financial Corp. (d)	10,311	113,524
Dime Community Bancshares	6,875	87,656
East West Bancorp, Inc.	12,100	237,039
F.N.B. Corp.	12,161	113,341
Fannie Mae (d)*	95,000	115,900
Fifth Third Bancorp	86,714	1,292,906
First BanCorp Puerto Rico (d)	7,200	15,264
First Busey Corp.	1,500	7,575
First Citizens BancShares, Inc., Class A	300	61,800
First Commonwealth Financial Corp.	10,504	68,801
First Financial Bancorp	5,339	102,028
First Financial Bankshares, Inc.	4,000	213,920
First Financial Corp.	600	17,490

See financial notes 1

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
First Financial Holdings, Inc.	3,900	55,068
First Horizon National Corp. *	23,672	334,955
First M&F Corp.	2,000	9,040
First Merchants Corp.	1,041	9,098
First Midwest Bancorp, Inc.	6,125	93,100
First Niagara Financial Group, Inc.	20,855	289,885
First Place Financial Corp.	2,900	14,732
First United Corp. (d)	2,200	14,630
FirstMerit Corp.	10,406	244,541
Flushing Financial Corp.	6,800	92,548
Freddie Mac (d)*	55,000	82,500
Frontier Financial Corp. (d)*	158	564
Fulton Financial Corp.	18,762	197,001
Glacier Bancorp, Inc.	7,697	142,318
Great Southern Bancorp, Inc. (d)	1,400	34,146
Hancock Holding Co.	5,100	208,488
Hawthorn Bancshares, Inc.	780	10,288
Heritage Financial Corp. *	735	11,253
Home Bancshares, Inc.	3,000	84,360
Hudson City Bancorp, Inc.	55,731	741,222
Huntington Bancshares, Inc.	74,699	505,712
IBERIABANK Corp.	3,875	238,855
Independent Bank Corp.	1,000	25,940
Independent Bank Corp., Michigan (d)	4,302	4,947
Indiana Community Bancorp	800	9,800
Integra Bank Corp. (d)	1,225	1,519
International Bancshares Corp.	7,784	188,139
Investors Bancorp, Inc. *	9,600	133,536
Kearny Financial Corp.	5,500	56,265
KeyCorp	93,290	841,476
Lakeland Financial Corp.	2,200	45,892
M&T Bank Corp.	10,246	894,988
MainSource Financial Group, Inc.	1,735	14,036
Marshall & Ilsley Corp.	56,650	515,515
MB Financial, Inc.	5,133	125,759
Merchants Bancshares, Inc.	750	17,468
MGIC Investment Corp. *	13,300	138,719
MutualFirst Financial, Inc.	2,000	17,980
Nara Bancorp, Inc. *	4,000	36,000
National Penn Bancshares, Inc.	13,175	96,441
NBT Bancorp, Inc.	4,400	107,668
NewAlliance Bancshares, Inc.	9,100	118,573
North Valley Bancorp *	1,500	3,975
Northrim BanCorp, Inc.	3,281	56,630
Northwest Bancshares, Inc.	11,250	140,513
OceanFirst Financial Corp.	1,050	13,503
Ocwen Financial Corp. *	8,420	97,251
Old National Bancorp	9,244	123,962
Oriental Financial Group, Inc.	5,163	86,325
Oritani Financial Corp.	3,000	49,770
PAB Bankshares, Inc. (d)*	714	1,956
Pacific Capital Bancorp (d)*	6,844	11,909
PacWest Bancorp	3,000	72,030
Park National Corp. (d)	845	57,883
People’s United Financial, Inc.	35,687	554,219
Peoples Financial Corp.	3,000	47,490
Pinnacle Financial Partners, Inc. *	475	7,258
PNC Financial Services Group, Inc.	59,032	3,967,541
Popular, Inc. *	69,200	272,648
Premier Financial Bancorp, Inc.	245	2,352
PrivateBancorp, Inc.	8,000	114,560
Prosperity Bancshares, Inc.	6,400	251,008
Provident Financial Holdings, Inc.	750	4,500
Provident Financial Services, Inc.	5,217	68,760
Radian Group, Inc.	8,500	120,615
Regions Financial Corp.	126,962	1,122,344
Renasant Corp.	1,125	18,596
Republic Bancorp, Inc., Class A	5,321	128,502
Roma Financial Corp.	4,000	46,800
S&T Bancorp, Inc.	4,400	105,820
S.Y. Bancorp, Inc.	1,470	34,898
Sandy Spring Bancorp, Inc.	2,900	50,605
Santander BanCorp *	4,686	56,045
Seacoast Banking Corp. of Florida *	1,980	4,316
Shore Bancshares, Inc.	750	10,568
Signature Bank *	3,000	121,140
Simmons First National Corp., Class A	4,000	112,320
Southwest Bancorp, Inc.	3,300	48,378
State Bancorp, Inc.	1,058	10,474
Sterling Bancorp	1,918	20,542
Sterling Bancshares, Inc.	9,150	53,802
Suffolk Bancorp	2,400	74,520
Sun Bancorp, Inc. *	4,218	22,777
SunTrust Banks, Inc.	53,342	1,578,923
Susquehanna Bancshares, Inc.	13,468	146,801
SVB Financial Group *	5,200	255,996
Synovus Financial Corp.	45,700	137,557
TCF Financial Corp.	13,600	253,368
Texas Capital Bancshares, Inc. *	4,000	79,600
TF Financial Corp.	700	13,300
TFS Financial Corp.	28,000	395,920
The First of Long Island Corp.	4,000	102,960
The New York Community Bancorp, Inc.	46,585	767,255
The PMI Group, Inc. (d)*	8,100	42,201
The South Financial Group, Inc.	4,500	3,465
Timberland Bancorp, Inc.	2,000	9,820
Tompkins Financial Corp.	1,024	41,595
Tree.com, Inc. *	1,044	9,500
TriCo Bancshares	400	7,616
TrustCo Bank Corp. NY	10,357	68,874
Trustmark Corp.	8,300	203,184
U.S. Bancorp	203,531	5,448,525
UMB Financial Corp.	3,574	150,537
Umpqua Holdings Corp.	9,343	139,584
Union First Market Bankshares Corp.	4,550	76,349
United Bankshares, Inc. (d)	7,400	214,896
United Community Banks, Inc. *	10,894	63,621
Valley National Bancorp	16,571	269,113
Washington Federal, Inc.	11,942	245,647
Washington Trust Bancorp, Inc.	1,000	18,110
Webster Financial Corp.	8,663	179,497
Wells Fargo & Co.	533,406	17,661,073
WesBanco, Inc.	4,456	85,912
West Coast Bancorp	1,581	5,439
Westamerica Bancorp	5,200	305,604
Whitney Holding Corp.	9,675	132,548
Wilmington Trust Corp.	8,700	150,771

2 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Wintrust Financial Corp.	5,800	216,340
WSFS Financial Corp.	1,000	42,110
Zions Bancorp	13,725	394,319

		54,656,733

Capital Goods 8.2%
3D Systems Corp. *	1,400	21,784
3M Co.	72,000	6,384,240
A.O. Smith Corp.	1,300	67,119
AAON, Inc.	6,113	147,568
AAR CORP. *	5,000	121,900
Aceto Corp.	5,000	33,350
Actuant Corp., Class A	8,680	199,032
Acuity Brands, Inc.	5,200	235,092
Aecom Technology Corp. *	11,000	330,770
Aerosonic Corp. *	300	1,182
AGCO Corp. *	9,762	341,865
Aircastle Ltd.	5,500	66,055
Alamo Group, Inc.	500	11,780
Albany International Corp., Class A	3,918	99,791
Alliant Techsystems, Inc. *	2,437	197,178
American Science & Engineering, Inc.	500	37,575
American Superconductor Corp. *	700	20,426
American Woodmark Corp.	4,000	92,440
Ameron International Corp.	900	62,451
AMETEK, Inc.	11,300	488,725
Ampco-Pittsburgh Corp.	2,800	71,988
Apogee Enterprises, Inc.	1,200	16,488
Applied Industrial Technologies, Inc.	6,525	200,840
Applied Signal Technology, Inc.	2,500	46,725
Armstrong World Industries, Inc. *	3,500	152,425
Astronics Corp. *	938	13,563
Badger Meter, Inc.	4,000	165,440
Baldor Electric Co.	3,800	145,958
Barnes Group, Inc.	3,600	74,880
BE Aerospace, Inc. *	10,200	303,042
Beacon Roofing Supply, Inc. *	5,000	111,000
Belden, Inc.	4,400	120,824
Blount International, Inc. *	4,200	47,124
Brady Corp., Class A	6,400	219,904
Breeze-Eastern Corp. *	500	3,440
Briggs & Stratton Corp.	6,500	154,310
Bucyrus International, Inc.	10,000	630,100
C&D Technologies, Inc. (d)*	4,500	6,525
Carlisle Cos., Inc.	6,200	233,926
Cascade Corp.	4,400	153,384
Caterpillar, Inc.	66,800	4,548,412
Ceradyne, Inc. *	2,500	55,500
Chart Industries, Inc. *	3,000	68,970
Chase Corp.	200	2,626
CIRCOR International, Inc.	3,750	129,225
CLARCOR, Inc.	6,400	242,048
Columbus McKinnon Corp. *	2,400	43,272
Crane Co.	5,000	179,700
Cubic Corp.	2,000	74,620
Cummins, Inc.	19,600	1,415,708
Curtiss-Wright Corp.	3,600	128,412
Danaher Corp.	29,000	2,444,120
Deere & Co.	44,000	2,632,080
DigitalGlobe, Inc. *	3,500	92,960
Donaldson Co., Inc.	6,500	300,950
Dover Corp.	20,700	1,080,954
Ducommun, Inc.	3,200	73,248
Dycom Industries, Inc. *	3,300	35,046
DynCorp International, Inc., Class A *	4,500	77,400
Eaton Corp.	16,600	1,280,856
Emcor Group, Inc. *	7,800	222,768
Emerson Electric Co.	79,000	4,126,170
Energy Conversion Devices, Inc. (d)*	600	4,272
EnerSys *	4,500	116,460
ESCO Technologies, Inc.	2,800	86,380
Esterline Technologies Corp. *	2,400	133,872
Evergreen Solar, Inc. (d)*	1,000	1,120
Fastenal Co.	13,200	721,908
Federal Signal Corp.	5,300	42,718
First Solar, Inc. (d)*	7,000	1,004,850
Flow International Corp. *	900	2,844
Flowserve Corp.	6,900	790,602
Fluor Corp.	16,200	856,008
Franklin Electric Co., Inc.	1,300	45,487
FreightCar America, Inc.	2,500	71,550
FuelCell Energy, Inc. *	1,200	3,300
Furmanite Corp. *	1,400	7,140
Gardner Denver, Inc.	6,400	321,856
GATX Corp.	4,000	130,560
GenCorp, Inc. *	2,500	15,550
General Cable Corp. *	4,700	134,279
General Dynamics Corp.	36,400	2,779,504
General Electric Co.	1,160,766	21,892,047
Gibraltar Industries, Inc. *	2,500	37,550
Goodrich Corp.	13,404	994,309
Graco, Inc.	7,012	243,176
GrafTech International Ltd. *	13,100	220,866
Granite Construction, Inc.	4,850	163,009
Griffon Corp. *	5,500	77,550
Hardinge, Inc.	1,800	18,000
Harsco Corp.	9,200	284,832
HEICO Corp., Class A	2,858	95,841
Herley Industries, Inc. *	4,000	58,600
Hexcel Corp. *	2,000	32,400
Honeywell International, Inc.	74,062	3,515,723
Hubbell, Inc., Class B	6,800	315,996
IDEX Corp.	7,225	242,760
II-VI, Inc. *	3,800	136,268
Illinois Tool Works, Inc.	51,700	2,641,870
InsituForm Technologies, Inc., Class A *	4,300	103,071
Integrated Electrical Services, Inc. *	5,105	31,804
Interline Brands, Inc. *	2,000	41,620
ITT Corp.	17,400	966,918
Jacobs Engineering Group, Inc. *	10,600	511,132
John Bean Technologies Corp.	1,983	36,428
Joy Global, Inc.	19,350	1,099,273
Kadant, Inc. *	1	20
Kaman Corp.	3,000	82,230
Kaydon Corp.	3,300	137,379

See financial notes 3

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
KBR, Inc.	17,000	375,360
Kennametal, Inc.	8,000	262,880
Kratos Defense & Security Solutions, Inc. *	180	2,565
L-3 Communications Holdings, Inc.	15,100	1,412,907
Ladish Co., Inc. *	1,300	35,737
Lawson Products, Inc.	2,000	32,500
Lennox International, Inc.	4,771	215,935
Lincoln Electric Holdings, Inc.	3,900	233,766
Lockheed Martin Corp.	37,052	3,145,344
Lydall, Inc. *	2,500	20,150
Magnetek, Inc. *	1,500	2,955
Masco Corp.	35,800	581,034
MasTec, Inc. *	5,350	66,929
McDermott International, Inc. *	25,000	685,250
Michael Baker Corp. *	3,000	106,020
Moog, Inc., Class A *	5,787	215,103
MSC Industrial Direct Co., Inc., Class A	4,300	234,307
Mueller Industries, Inc.	4,200	124,530
Mueller Water Products, Inc., Class A	16,139	90,378
NACCO Industries, Inc., Class A	1,300	113,022
Navistar International Corp. *	6,500	314,210
NCI Building Systems, Inc. *	580	7,992
NN, Inc. *	1,800	12,960
Nordson Corp.	4,000	287,280
Northrop Grumman Corp.	30,032	2,037,071
Omega Flex, Inc.	700	8,568
Orbital Sciences Corp. *	4,600	84,548
Oshkosh Corp. *	9,000	347,580
Otter Tail Corp.	4,100	91,102
Owens Corning, Inc. *	11,000	382,580
PACCAR, Inc.	31,725	1,475,847
Pall Corp.	12,900	502,971
Parker Hannifin Corp.	16,500	1,141,470
Pentair, Inc.	9,500	343,520
Powell Industries, Inc. *	1,000	33,580
Precision Castparts Corp.	16,302	2,092,199
Quanex Building Products Corp.	5,625	106,875
Quanta Services, Inc. *	21,371	430,198
Raven Industries, Inc.	2,800	85,008
Raytheon Co.	44,900	2,617,670
Regal-Beloit Corp.	2,500	158,175
Robbins & Myers, Inc.	2,500	64,775
Rockwell Automation, Inc.	15,700	953,304
Rockwell Collins, Inc.	17,100	1,111,500
Roper Industries, Inc.	9,500	579,690
Sauer-Danfoss, Inc. *	3,800	61,750
Seaboard Corp.	200	292,002
Simpson Manufacturing Co., Inc.	3,200	108,768
Snap-on, Inc.	7,000	337,260
Spirit AeroSystems Holdings, Inc., Class A *	11,000	243,980
SPX Corp.	8,610	601,667
Standex International Corp.	3,000	71,610
SunPower Corp., Class A (d)*	10,300	170,465
Taser International, Inc. *	1,700	8,041
Tecumseh Products Co., Class A *	3,200	40,896
Teledyne Technologies, Inc. *	12,157	530,045
Tennant Co.	4,200	144,858
Terex Corp. *	11,400	302,328
Textron, Inc.	23,600	539,024
The Boeing Co.	75,800	5,490,194
The Gorman-Rupp Co.	4,491	125,254
The Greenbrier Cos., Inc. *	4,100	66,748
The Manitowoc Co., Inc.	14,600	204,546
The Middleby Corp. *	7,000	427,840
The Shaw Group, Inc. *	8,500	325,380
The Timken Co.	9,600	337,728
The Toro Co.	4,100	233,454
Thomas & Betts Corp. *	7,300	306,162
Titan International, Inc. (d)	4,125	51,191
TransDigm Group, Inc.	3,600	198,972
Tredegar Corp.	5,100	87,006
Trinity Industries, Inc.	13,650	339,749
Triumph Group, Inc.	1,200	93,072
Tutor Perini Corp. *	5,000	121,350
United Rentals, Inc. *	5,900	84,724
United Technologies Corp.	93,068	6,975,447
Universal Forest Products, Inc.	2,500	105,125
URS Corp. *	7,700	395,395
USG Corp. *	7,400	174,640
Valmont Industries, Inc.	1,900	158,251
Vicor Corp. *	4,200	63,504
W.W. Grainger, Inc.	7,300	806,942
Wabash National Corp. *	2,500	24,300
WABCO Holdings, Inc. *	8,133	269,934
Wabtec Corp.	5,828	277,296
Watsco, Inc.	3,400	201,348
Watts Water Technologies, Inc., Class A	4,000	141,920
WESCO International, Inc. *	4,800	194,976
Woodward Governor Co.	8,000	256,400

		117,557,073

Commercial & Professional Supplies 1.0%
A.T. Cross Co., Class A *	2,400	11,304
ABM Industries, Inc.	4,900	105,301
Administaff, Inc.	2,800	61,992
American Reprographics Co. *	4,000	39,960
AMREP Corp. *	2,500	36,250
ATC Technology Corp. *	5,011	102,425
Avery Dennison Corp.	12,700	495,681
Bowne & Co., Inc.	4,356	48,700
Casella Waste Systems, Inc., Class A *	2,500	12,900
CDI Corp.	3,700	64,491
Cenveo, Inc. *	7,300	62,561
Cintas Corp.	15,350	418,288
Clean Harbors, Inc. *	2,500	158,575
CompX International, Inc.	1,300	14,365
Consolidated Graphics, Inc. *	3,900	163,449
Copart, Inc. *	6,550	233,770
Cornell Cos., Inc. *	4,600	126,500
Corrections Corp. of America *	11,484	237,948
CoStar Group, Inc. *	800	35,160
Covanta Holding Corp. *	11,700	204,516
CRA International, Inc. *	2,500	58,075
Deluxe Corp.	6,800	142,596

4 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Diamond Management & Technology Consultants, Inc.	1,000	8,120
EnergySolutions, Inc.	7,000	50,750
Ennis, Inc.	4,500	83,205
Equifax, Inc.	13,095	439,992
Exponent, Inc. *	6,000	178,860
FTI Consulting, Inc. *	2,700	111,051
G & K Services, Inc., Class A	4,100	112,709
GP Strategies Corp. *	1,500	12,105
Healthcare Services Group, Inc.	8,437	181,311
Heidrick & Struggles International, Inc.	3,100	81,871
Herman Miller, Inc.	5,700	120,954
HNI Corp.	4,000	124,160
Hudson Highland Group, Inc. *	3,220	18,064
IHS, Inc., Class A *	6,600	334,422
Interface, Inc., Class A	5,800	75,864
Iron Mountain, Inc.	20,180	507,527
Kelly Services, Inc., Class A *	5,700	91,656
Kforce, Inc. *	2,905	40,350
Kimball International, Inc., Class B	6,100	49,044
Knoll, Inc.	4,000	55,920
Korn/Ferry International *	3,600	58,356
M&F Worldwide Corp. *	1,200	36,792
Manpower, Inc.	6,991	392,195
McGrath Rentcorp	1,600	41,584
Mine Safety Appliances Co.	2,700	79,353
Mobile Mini, Inc. *	1,200	19,944
Multi-Color Corp.	2,625	32,839
Navigant Consulting, Inc. *	5,000	64,400
On Assignment, Inc. *	4,700	33,041
Pitney Bowes, Inc.	23,000	584,200
R.R. Donnelley & Sons Co.	23,500	505,015
Republic Services, Inc.	36,645	1,137,094
Resources Connection, Inc. *	3,700	64,898
Robert Half International, Inc.	17,000	465,460
Rollins, Inc.	10,012	217,761
School Specialty, Inc. *	1,600	37,536
SFN Group, Inc. *	6,830	58,397
Steelcase, Inc., Class A	11,500	94,415
Stericycle, Inc. *	9,400	553,660
Superior UniForm Group, Inc.	1,600	16,464
Sykes Enterprises, Inc. *	4,026	91,511
Tetra Tech, Inc. *	12,031	292,955
The Advisory Board Co. *	1,000	32,930
The Brink’s Co.	5,600	149,128
The Corporate Executive Board Co.	2,700	74,142
The Dun & Bradstreet Corp.	5,640	434,111
The Geo Group, Inc. *	11,400	241,452
The Standard Register Co.	4,100	21,115
Towers Watson & Co., Class A	4,600	220,800
TRC Cos., Inc. *	1,350	4,185
TrueBlue, Inc. *	6,000	94,740
United Stationers, Inc. *	2,900	177,538
Viad Corp.	3,625	84,825
Virco Mfg. Corp.	1,170	4,212
Volt Information Sciences, Inc. *	3,150	39,501
Waste Connections, Inc. *	5,475	195,950
Waste Management, Inc.	54,100	1,876,188

		14,041,429

Consumer Durables & Apparel 1.4%
American Greetings Corp., Class A	8,500	208,760
Blyth, Inc.	1,200	69,168
Brookfield Homes Corp. (d)*	3,074	34,459
Brunswick Corp.	7,400	154,660
Callaway Golf Co.	5,600	52,584
Carter’s, Inc. *	5,000	161,100
Cavco Industries, Inc. *	410	16,060
Coach, Inc.	32,008	1,336,334
Columbia Sportswear Co.	4,350	241,599
Craftmade International, Inc. *	2,800	15,190
CSS Industries, Inc.	3,400	68,068
D.R. Horton, Inc.	24,604	361,433
Deckers Outdoor Corp. *	2,500	351,450
DGSE Cos., Inc. *	700	1,785
Eastman Kodak Co. *	22,700	138,924
Ethan Allen Interiors, Inc.	4,200	84,840
Flexsteel Industries, Inc.	600	8,406
Foamex International, Inc. (a) (c)*	2,278	—
Fortune Brands, Inc.	11,500	602,830
Fossil, Inc. *	5,462	212,472
Furniture Brands International, Inc. *	4,700	38,916
Garmin Ltd. (d)	16,000	598,080
Hanesbrands, Inc. *	11,047	314,508
Harman International Industries, Inc. *	6,800	268,464
Hasbro, Inc.	14,500	556,220
Helen of Troy Ltd. *	5,000	135,050
Hovnanian Enterprises, Inc., Class A (d)*	3,700	26,307
Jarden Corp.	7,059	226,735
Jones Apparel Group, Inc.	12,156	264,515
K-Swiss, Inc., Class A *	2,400	29,856
KB HOME	7,800	144,534
Kenneth Cole Productions, Inc., Class A *	3,100	38,626
Kid Brands, Inc. *	3,000	29,910
Leggett & Platt, Inc.	16,200	397,386
Lennar Corp., Class A	12,190	242,581
Liz Claiborne, Inc. *	8,600	75,164
M.D.C. Holdings, Inc.	4,403	168,635
M/I Homes, Inc. *	1,800	28,080
MaidenForm Brands, Inc. *	5,000	114,100
Marine Products Corp. *	405	2,875
Mattel, Inc.	34,300	790,615
Meritage Homes Corp. *	1,000	23,780
Mohawk Industries, Inc. *	4,819	307,163
Movado Group, Inc. *	3,300	40,953
Nautilus, Inc. *	4,125	14,107
Newell Rubbermaid, Inc.	23,900	407,973
NIKE, Inc., Class B	47,400	3,598,134
NVR, Inc. *	500	359,025
Oxford Industries, Inc.	2,500	53,975
Palm Harbor Homes, Inc. *	2,700	7,830
Perry Ellis International, Inc. *	2,500	60,325
Phillips-Van Heusen Corp.	5,600	352,856
Polaris Industries, Inc.	3,200	189,344
Polo Ralph Lauren Corp.	7,500	674,250
Pool Corp.	5,662	138,889

See financial notes 5

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Pulte Group, Inc. *	30,676	401,549
Quiksilver, Inc. *	4,000	21,320
RC2 Corp. *	2,200	40,414
Skechers U.S.A., Inc., Class A *	6,500	249,275
Skyline Corp.	2,600	60,606
Standard Pacific Corp. *	4,800	30,768
Stanley Black & Decker, Inc.	18,652	1,159,222
Stanley Furniture Co., Inc. *	5,200	51,324
Steven Madden Ltd. *	2,700	156,492
Sturm, Ruger & Co., Inc. (d)	6,000	100,140
Tandy Brands Accessories, Inc. *	1,000	4,040
Tempur-Pedic International, Inc. *	8,000	269,600
The Ryland Group, Inc.	3,700	84,286
The Timberland Co., Class A *	5,300	113,950
The Warnaco Group, Inc. *	2,500	119,600
Toll Brothers, Inc. *	13,700	309,209
Tupperware Brands Corp.	4,800	245,136
UniFirst Corp.	1,500	73,305
Uniroyal Technology Corp. (a) (c)*	1,100	—
Universal Electronics, Inc. *	5,200	110,344
VF Corp.	13,500	1,166,670
Whirlpool Corp.	6,849	745,651
Wolverine World Wide, Inc.	7,800	238,758

		20,591,542

Consumer Services 2.3%
Ambassadors Group, Inc.	3,400	41,276
Ameristar Casinos, Inc.	6,400	120,512
Apollo Group, Inc., Class A *	14,550	835,316
Bally Technologies, Inc. *	6,000	276,720
Biglari Holdings, Inc. *	79	30,909
Bob Evans Farms, Inc.	2,200	68,046
Boyd Gaming Corp. *	7,800	99,060
Brink’s Home Security Holdings, Inc. (d)*	5,600	234,864
Brinker International, Inc.	10,350	191,682
Burger King Holdings, Inc.	13,800	291,180
Career Education Corp. *	8,614	252,132
Carnival Corp.	50,000	2,085,000
CEC Entertainment, Inc. *	2,025	79,076
Chipotle Mexican Grill, Inc. *	2,600	350,766
Choice Hotels International, Inc.	6,800	246,908
Churchill Downs, Inc.	900	34,497
CKE Restaurants, Inc.	4,800	59,232
Coinstar, Inc. (d)*	5,000	221,800
Corinthian Colleges, Inc. (d)*	9,200	143,704
CPI Corp.	2,900	76,937
Cracker Barrel Old Country Store, Inc.	3,446	170,129
Darden Restaurants, Inc.	13,300	595,175
DeVry, Inc.	7,800	486,642
DineEquity, Inc. *	3,000	123,390
Domino’s Pizza, Inc. *	5,100	78,591
Dover Downs Gaming & Entertainment, Inc.	4,899	19,253
Dover Motorsports, Inc.	1,400	3,080
Empire Resorts, Inc. *	3,000	5,700
Gaylord Entertainment Co. *	2,625	88,594
H&R Block, Inc.	26,300	481,553
Hillenbrand, Inc.	5,800	142,564
International Game Technology	29,100	613,428
International Speedway Corp., Class A	3,245	99,167
Interval Leisure Group, Inc. *	6,269	92,719
Isle of Capri Casinos, Inc. *	4,400	47,916
ITT Educational Services, Inc. *	6,000	606,780
Jack in the Box, Inc. *	8,400	197,568
Jackson Hewitt Tax Service, Inc. (d)*	3,000	5,070
Krispy Kreme Doughnuts, Inc. *	2,100	7,770
Lakes Entertainment, Inc. *	1,800	4,050
Landry’s Restaurants, Inc. (d)*	1,800	41,562
Las Vegas Sands Corp. *	40,000	994,400
Learning Tree International, Inc. *	1,400	22,134
LIFE TIME FITNESS, Inc. *	2,500	91,900
Luby’s, Inc. *	1,400	5,712
Marriott International, Inc., Class A	37,808	1,389,822
Matthews International Corp., Class A	1,900	66,500
McDonald’s Corp.	135,709	9,579,698
MGM MIRAGE *	37,500	595,875
Monarch Casino & Resort, Inc. *	8,000	92,960
MTR Gaming Group, Inc. *	5,300	10,759
Multimedia Games, Inc. *	1,500	6,855
Nobel Learning Communities, Inc. *	500	3,475
O’Charley’s, Inc. *	400	3,820
Orient-Express Hotels Ltd., Class A *	1,600	21,840
P.F. Chang’s China Bistro, Inc. *	800	34,912
Panera Bread Co., Class A *	3,800	296,172
Papa John’s International, Inc. *	3,400	93,160
Peet’s Coffee & Tea, Inc. *	1,800	71,316
Penn National Gaming, Inc. *	6,800	210,528
Pinnacle Entertainment, Inc. *	6,800	92,004
Pre-Paid Legal Services, Inc. (d)*	3,600	160,092
Regis Corp.	3,900	74,568
Royal Caribbean Cruises Ltd. *	19,500	698,880
Ruby Tuesday, Inc. *	5,600	62,664
Scientific Games Corp., Class A *	9,500	139,745
Service Corp. International	24,100	216,418
Shuffle Master, Inc. *	2,812	26,995
Sonic Corp. *	7,968	93,305
Sotheby’s	5,438	181,629
Speedway Motorsports, Inc.	4,800	78,000
Starbucks Corp.	77,600	2,016,048
Starwood Hotels & Resorts Worldwide, Inc.	17,730	966,462
Stewart Enterprises, Inc., Class A	10,000	67,800
Strayer Education, Inc.	700	170,184
Texas Roadhouse, Inc. *	5,900	87,202
The Cheesecake Factory, Inc. *	5,887	159,950
Vail Resorts, Inc. *	3,800	173,432
Weight Watchers International, Inc.	8,700	231,159
Wendy’s/Arby’s Group, Inc., Class A	50,775	269,615
WMS Industries, Inc. *	8,250	412,665
Wyndham Worldwide Corp.	16,744	448,907
Wynn Resorts Ltd.	9,000	794,160

6 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Yum! Brands, Inc.	48,000	2,036,160

		32,900,200

Diversified Financials 6.9%
Advance America Cash Advance Centers, Inc.	12,500	71,500
Affiliated Managers Group, Inc. *	4,800	404,064
American Express Co.	110,150	5,080,118
AmeriCredit Corp. *	12,300	294,462
Ameriprise Financial, Inc.	27,530	1,276,291
Asset Acceptance Capital Corp. *	2,500	18,400
ASTA Funding, Inc. (d)	6,000	46,380
Bank of America Corp.	1,076,956	19,202,125
Bank of New York Mellon Corp.	127,734	3,976,359
BGC Partners, Inc., Class A	28,300	184,516
BlackRock, Inc.	8,400	1,545,600
Calamos Asset Management, Inc., Class A	5,000	62,250
Capital One Financial Corp.	48,710	2,114,501
Cash America International, Inc.	6,500	240,890
CIT Group, Inc. *	15,000	609,000
Citigroup, Inc. *	2,200,086	9,614,376
CME Group, Inc.	6,330	2,078,835
Cohen & Steers, Inc.	5,400	146,178
CompuCredit Holdings Corp.	8,400	50,316
Cowen Group, Inc., Class A *	6,500	35,100
Credit Acceptance Corp. *	2,400	108,240
Discover Financial Services	55,150	852,619
Dollar Financial Corp. *	6,500	152,165
E*TRADE Financial Corp. *	34,335	57,683
Eaton Vance Corp.	11,600	408,784
Encore Capital Group, Inc. *	2,000	46,020
Evercore Partners, Inc., Class A	6,500	232,960
EZCORP, Inc., Class A *	8,500	176,035
FBR Capital Markets Corp. *	4,000	18,920
Federated Investors, Inc., Class B (d)	9,950	239,994
Franklin Resources, Inc.	20,600	2,382,184
GAMCO Investors, Inc., Class A	3,200	147,232
GFI Group, Inc.	9,900	68,310
Greenhill & Co., Inc.	2,500	219,725
Interactive Brokers Group, Inc., Class A *	3,400	58,276
IntercontinentalExchange, Inc. *	8,100	944,703
International Assets Holding Corp. *	737	11,917
Invesco Ltd.	35,000	804,650
Investment Technology Group, Inc. *	4,750	82,508
Janus Capital Group, Inc.	19,200	270,336
Jefferies Group, Inc.	14,200	386,524
JPMorgan Chase & Co.	429,444	18,285,726
Knight Capital Group, Inc., Class A *	9,700	150,835
LaBranche & Co., Inc. *	5,400	26,676
Legg Mason, Inc.	13,050	413,555
Leucadia National Corp. *	21,908	554,491
MarketAxess Holdings, Inc.	4,000	62,880
MF Global Holdings Ltd. *	14,000	129,080
MicroFinancial, Inc.	1,900	7,600
Moody’s Corp.	26,600	657,552
Morgan Stanley	140,500	4,245,910
MSCI, Inc., Class A *	9,000	311,850
Nelnet, Inc., Class A	7,500	149,700
NewStar Financial, Inc. *	2,000	15,320
Northern Trust Corp.	25,500	1,401,990
NYSE Euronext	22,500	734,175
optionsXpress Holdings, Inc. *	5,300	94,075
Penson Worldwide, Inc. *	8,000	75,200
PHH Corp. *	4,186	94,980
Piper Jaffray Cos., Inc. *	3,950	155,472
Portfolio Recovery Associates, Inc. *	2,000	132,940
Raymond James Financial, Inc.	10,350	317,124
Resource America, Inc., Class A	4,000	23,640
SEI Investments Co.	19,400	435,724
Siebert Financial Corp. *	2,900	6,293
SLM Corp. *	42,300	517,752
State Street Corp.	52,983	2,304,760
Stifel Financial Corp. *	3,000	171,990
SWS Group, Inc.	8,211	90,896
T. Rowe Price Group, Inc.	26,400	1,518,264
TD Ameritrade Holding Corp. *	52,400	1,049,048
The Charles Schwab Corp. (b)	111,120	2,143,505
The First Marblehead Corp. *	7,500	26,325
The Goldman Sachs Group, Inc.	47,700	6,926,040
The NASDAQ OMX Group, Inc. *	17,100	359,100
The Student Loan Corp.	1,700	48,008
TradeStation Group, Inc. *	4,000	33,440
Virtus Investment Partners, Inc. *	475	11,509
Waddell & Reed Financial, Inc., Class A	7,250	269,120
Westwood Holdings Group, Inc.	4,285	164,973
World Acceptance Corp. *	5,000	176,400

		99,014,964

Energy 10.2%
Abraxas Petroleum Corp. *	8,500	24,480
Adams Resources & Energy, Inc.	1,400	26,474
Alon USA Energy, Inc. (d)	8,700	63,597
Alpha Natural Resources, Inc. *	16,210	763,167
Anadarko Petroleum Corp.	52,660	3,273,346
Apache Corp.	38,072	3,874,207
Apco Oil & Gas International, Inc.	800	22,352
Approach Resources, Inc. *	4,000	35,800
Arch Coal, Inc.	12,500	337,500
Arena Resources, Inc. *	3,000	110,790
Atlas Energy, Inc. *	10,965	395,617
ATP Oil & Gas Corp. *	6,600	120,516
Atwood Oceanics, Inc. *	4,800	174,768
Baker Hughes, Inc.	44,750	2,226,760
Basic Energy Services, Inc. *	3,000	30,630
Berry Petroleum Co., Class A	4,000	129,480
Bill Barrett Corp. *	3,700	126,096
BP Prudhoe Bay Royalty Trust	2,200	216,920
Brigham Exploration Co. *	5,000	97,550
Bristow Group, Inc. *	6,800	263,228
Cabot Oil & Gas Corp.	22,200	802,086
Cal Dive International, Inc. *	9,000	59,040
Callon Petroleum Co. *	5,000	30,350
Cameron International Corp. *	25,547	1,008,085

See financial notes 7

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
CARBO Ceramics, Inc.	1,900	139,175
Carrizo Oil & Gas, Inc. *	3,000	65,820
Chesapeake Energy Corp.	66,500	1,582,700
Chevron Corp.	217,339	17,700,088
Cimarex Energy Co.	8,008	545,185
Clayton Williams Energy, Inc. *	2,500	116,150
Clean Energy Fuels Corp. *	4,000	70,480
CNX Gas Corp. *	12,000	459,240
Cobalt International Energy, Inc. *	7,000	80,570
Complete Production Services, Inc. *	6,100	92,049
Comstock Resources, Inc. *	4,500	144,270
Concho Resources, Inc. *	6,400	363,648
ConocoPhillips	142,223	8,418,179
CONSOL Energy, Inc.	19,100	853,388
Contango Oil & Gas Co. *	2,000	109,800
Continental Resources, Inc. *	10,000	491,600
CREDO Petroleum Corp. *	6,700	64,990
Crosstex Energy, Inc. *	3,200	28,896
CVR Energy, Inc. *	6,900	58,581
Delek US Holdings, Inc.	7,000	49,070
Delta Petroleum Corp. (d)*	8,600	13,244
Denbury Resources, Inc. *	32,225	617,109
Devon Energy Corp.	43,560	2,932,895
Diamond Offshore Drilling, Inc. (d)	9,300	735,630
Dresser-Rand Group, Inc. *	9,000	317,520
Dril-Quip, Inc. *	3,100	179,583
El Paso Corp.	69,587	842,003
ENGlobal Corp. *	4,000	14,200
EOG Resources, Inc.	26,300	2,948,756
EXCO Resources, Inc.	33,000	612,150
Exterran Holdings, Inc. *	7,720	225,038
Exxon Mobil Corp.	511,466	34,702,968
FMC Technologies, Inc. *	13,182	892,290
Forest Oil Corp. *	9,450	276,885
Frontier Oil Corp.	14,400	218,880
General Maritime Corp.	14,720	119,379
Geomet, Inc. *	4,000	5,400
Global Industries Ltd. *	14,400	96,480
Goodrich Petroleum Corp. *	3,500	59,255
Gulf Island Fabrication, Inc.	2,800	67,116
GulfMark Offshore, Inc., Class A *	4,100	141,327
Gulfport Energy Corp. *	5,000	62,500
Halliburton Co.	96,200	2,948,530
Harvest Natural Resources, Inc. *	6,000	52,980
Helix Energy Solutions Group, Inc. *	8,564	124,863
Helmerich & Payne, Inc.	9,600	389,952
Hercules Offshore, Inc. *	7,400	29,304
Hess Corp.	31,200	1,982,760
Holly Corp.	8,000	216,000
Hornbeck Offshore Services, Inc. *	5,000	122,350
Houston American Energy Corp.	4,000	52,400
International Coal Group, Inc. *	12,800	67,456
ION Geophysical Corp. *	7,900	47,479
James River Coal Co. *	2,500	47,050
Key Energy Services, Inc. *	13,300	144,438
Kinder Morgan Management L.L.C. *	—	1
Lufkin Industries, Inc.	3,500	297,955
Marathon Oil Corp.	74,308	2,389,002
Mariner Energy, Inc. *	9,601	229,272
Massey Energy Co.	9,800	358,974
Matrix Service Co. *	8,000	85,040
McMoRan Exploration Co. *	4,500	53,730
Murphy Oil Corp.	18,500	1,112,775
Nabors Industries Ltd. *	23,634	509,785
National-Oilwell Varco, Inc.	43,122	1,898,662
Natural Gas Services Group *	7,500	134,475
Newfield Exploration Co. *	10,600	616,814
Newpark Resources, Inc. *	11,500	76,820
Ngas Resources, Inc. (d)*	4,000	6,240
Noble Energy, Inc.	24,218	1,850,255
Occidental Petroleum Corp.	88,620	7,857,049
Oceaneering International, Inc. *	5,200	340,600
Oil States International, Inc. *	3,600	173,916
Overseas Shipholding Group, Inc.	3,700	185,222
OYO Geospace Corp. *	300	14,910
Panhandle Oil & Gas, Inc., Class A	2,000	49,920
Parker Drilling Co. *	18,300	101,199
Patriot Coal Corp. *	9,700	190,993
Patterson-UTI Energy, Inc.	13,200	201,828
Peabody Energy Corp.	31,700	1,481,024
Penn Virginia Corp.	5,000	127,550
Petrohawk Energy Corp. *	32,600	703,834
Petroleum Development Corp. *	4,000	93,640
PetroQuest Energy, Inc. *	4,200	24,822
PHI, Inc. - Non Voting Shares *	4,000	83,160
Pioneer Drilling Co. *	9,200	67,528
Pioneer Natural Resources Co.	13,133	842,219
Plains Exploration & Production Co. *	9,765	286,212
Pride International, Inc. *	15,700	476,181
Quicksilver Resources, Inc. *	14,900	206,663
Range Resources Corp.	14,100	673,416
Rex Energy Corp. *	8,000	106,400
REX Stores Corp. *	1,875	32,175
Rosetta Resources, Inc. *	6,600	164,340
Rowan Cos., Inc. *	11,400	339,720
RPC, Inc.	11,475	156,634
SandRidge Energy, Inc. (d)*	19,500	146,445
Schlumberger Ltd.	132,000	9,427,440
SEACOR Holdings, Inc. *	1,250	105,212
Seahawk Drilling, Inc. *	1,046	17,426
Ship Finance International Ltd. (d)	6,100	120,780
Smith International, Inc.	18,932	904,192
Southern Union Co.	12,874	336,398
Southwestern Energy Co. *	38,000	1,507,840
Spectra Energy Corp.	69,678	1,626,284
St. Mary Land & Exploration Co.	7,400	297,776
Stone Energy Corp. *	4,383	71,443
Sunoco, Inc.	14,000	458,920
Superior Energy Services, Inc. *	9,900	267,894
Swift Energy Co. *	2,500	90,450
T-3 Energy Services, Inc. *	5,000	148,750
Teekay Corp.	6,000	150,300
Tesoro Corp.	14,600	191,990
TETRA Technologies, Inc. *	8,300	102,007
The Williams Cos., Inc.	67,360	1,590,370

8 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Tidewater, Inc.	7,700	412,797
Trico Marine Services, Inc. (d)*	5,000	16,400
Ultra Petroleum Corp. *	13,000	621,010
Union Drilling, Inc. *	2,500	16,575
Unit Corp. *	4,400	210,188
USEC, Inc. *	14,300	85,800
VAALCO Energy, Inc. *	9,000	50,490
Valero Energy Corp.	65,980	1,371,724
Verenium Corp. *	91	376
W&T Offshore, Inc.	7,500	71,025
Warren Resources, Inc. *	5,000	17,900
Western Refining, Inc. (d)*	5,600	30,016
Westmoreland Coal Co. *	6,500	91,390
Whiting Petroleum Corp. *	3,400	307,122
World Fuel Services Corp.	8,200	233,126
XTO Energy, Inc.	60,677	2,883,371

		146,535,070

Food & Staples Retailing 2.2%
Arden Group, Inc., Class A	600	60,900
BJ’s Wholesale Club, Inc. *	6,100	233,508
Casey’s General Stores, Inc.	5,100	197,013
Costco Wholesale Corp.	48,600	2,871,288
CVS Caremark Corp.	150,640	5,563,135
Ingles Markets, Inc., Class A	300	4,809
Nash Finch Co.	1,700	59,534
PriceSmart, Inc.	500	12,440
Rite Aid Corp. *	75,000	111,000
Ruddick Corp.	3,100	109,554
Safeway, Inc.	38,900	918,040
Spartan Stores, Inc.	500	7,545
SUPERVALU, Inc.	24,332	362,547
Sysco Corp.	56,136	1,770,530
The Andersons, Inc.	1,000	36,140
The Great Atlantic & Pacific Tea Co., Inc. (d)*	2,705	21,775
The Kroger Co.	63,800	1,418,274
The Pantry, Inc. *	1,000	15,820
United Natural Foods, Inc. *	2,600	79,794
Wal-Mart Stores, Inc.	249,100	13,364,215
Walgreen Co.	107,400	3,775,110
Weis Markets, Inc.	1,700	63,376
Whole Foods Market, Inc. *	13,900	542,378
Winn-Dixie Stores, Inc. *	5,000	63,050

		31,661,775

Food, Beverage & Tobacco 4.9%
Alliance One International, Inc. *	10,800	54,972
Altria Group, Inc.	214,800	4,551,612
American Italian Pasta Co., Class A *	1,000	39,230
Archer-Daniels-Midland Co.	62,958	1,759,047
Bridgford Foods Corp.	300	3,846
Brown-Forman Corp., Class B	12,390	720,850
Bunge Ltd.	8,000	423,600
Campbell Soup Co.	20,400	731,544
Chiquita Brands International, Inc. *	6,200	93,248
Coca-Cola Bottling Co.	400	22,032
Coca-Cola Enterprises, Inc.	44,000	1,220,120
ConAgra Foods, Inc.	48,293	1,181,730
Constellation Brands, Inc., Class A *	21,100	385,497
Corn Products International, Inc.	5,800	208,800
Darling International, Inc. *	8,500	80,665
Dean Foods Co. *	19,113	300,074
Del Monte Foods Co.	16,031	239,503
Diamond Foods, Inc.	3,000	128,130
Dr Pepper Snapple Group, Inc.	20,000	654,600
Flowers Foods, Inc.	7,158	188,685
Fresh Del Monte Produce, Inc. *	4,200	87,654
General Mills, Inc.	31,300	2,227,934
Green Mountain Coffee Roasters, Inc. *	4,050	294,273
Griffin Land & Nurseries, Inc.	300	8,775
H.J. Heinz Co.	33,900	1,588,893
Hansen Natural Corp. *	10,000	440,800
Harbinger Group, Inc. *	8,000	53,520
Hormel Foods Corp.	11,500	468,740
J & J Snack Foods Corp.	6,400	298,176
John B. Sanfilippo & Son, Inc. *	5,000	75,150
Kellogg Co.	34,400	1,889,936
Kraft Foods, Inc., Class A	172,513	5,106,385
Lancaster Colony Corp.	3,400	186,898
Lance, Inc.	2,900	67,222
Lorillard, Inc.	20,648	1,618,184
McCormick & Co., Inc. - Non Voting Shares	11,300	447,141
Mead Johnson Nutrition Co.	17,000	877,370
Molson Coors Brewing Co., Class B	17,000	754,120
National Beverage Corp.	4,500	52,200
PepsiCo, Inc.	174,858	11,404,239
Philip Morris International, Inc.	208,800	10,247,904
Ralcorp Holdings, Inc. *	6,700	445,885
Reynolds American, Inc.	22,664	1,210,711
Rocky Mountain Chocolate Factory, Inc.	2,427	23,105
Sanderson Farms, Inc.	1,750	99,172
Sara Lee Corp.	64,378	915,455
Smithfield Foods, Inc. *	16,800	314,832
Tasty Baking Co.	500	3,755
The Boston Beer Co., Inc., Class A *	2,500	142,525
The Coca-Cola Co.	231,200	12,357,640
The Hain Celestial Group, Inc. *	4,406	87,151
The Hershey Co.	19,400	911,994
The J.M. Smucker Co.	17,246	1,053,213
Tootsie Roll Industries, Inc.	2,689	71,527
TreeHouse Foods, Inc. *	1,722	72,823
Tyson Foods, Inc., Class A	30,340	594,361
Universal Corp.	4,800	248,544
Vector Group Ltd. (d)	4,321	70,821

		69,806,813

Health Care Equipment & Services 4.4%
ABIOMED, Inc. *	800	7,712
Aetna, Inc.	59,200	1,749,360
Align Technology, Inc. *	8,700	147,726
Alliance HealthCare Services, Inc. *	1,800	9,648

See financial notes 9

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Allscripts-Misys Healthcare Solutions, Inc. *	6,400	129,088
Amedisys, Inc. (d)*	3,334	191,972
America Service Group, Inc.	3,550	60,208
American Medical Systems Holdings, Inc. *	7,800	139,776
AMERIGROUP Corp. *	4,300	155,832
AmerisourceBergen Corp.	41,296	1,273,982
AMN Healthcare Services, Inc. *	4,110	37,565
AmSurg Corp. *	2,300	47,656
Analogic Corp.	1,400	66,948
ArthroCare Corp. *	3,000	92,790
athenahealth, Inc. *	1,000	29,020
Baxter International, Inc.	62,918	2,970,988
Beckman Coulter, Inc.	8,100	505,440
Becton Dickinson & Co.	24,300	1,855,791
BioScrip, Inc. *	2,172	19,418
Boston Scientific Corp. *	154,068	1,059,988
Brookdale Senior Living, Inc. *	300	6,450
C.R. Bard, Inc.	11,000	951,830
Cantel Medical Corp.	3,571	71,277
Cardinal Health, Inc.	36,160	1,254,390
CareFusion Corp. *	18,080	498,646
Catalyst Health Solutions, Inc. *	4,900	207,319
Centene Corp. *	4,000	91,600
Cerner Corp. *	8,400	713,244
Chemed Corp.	3,900	214,539
Chindex International, Inc. *	3,300	41,712
CIGNA Corp.	38,400	1,231,104
Community Health Systems, Inc. *	10,100	412,686
CONMED Corp. *	4,200	93,408
CorVel Corp. *	2,850	94,905
Coventry Health Care, Inc. *	23,937	568,264
Cross Country Healthcare, Inc. *	4,600	46,092
CryoLife, Inc. *	750	4,583
Cyberonics, Inc. *	1,200	23,436
DaVita, Inc. *	11,250	702,337
DENTSPLY International, Inc.	16,100	589,904
Eclipsys Corp. *	6,300	130,284
Edwards Lifesciences Corp. *	6,900	711,252
Emdeon, Inc., Class A *	5,000	81,850
Express Scripts, Inc. *	28,200	2,823,666
Five Star Quality Care, Inc. *	135	400
Gen-Probe, Inc. *	6,400	303,296
Gentiva Health Services, Inc. *	3,250	93,210
Greatbatch, Inc. *	4,100	91,594
Haemonetics Corp. *	3,700	214,082
Hanger Orthopedic Group, Inc. *	5,400	100,656
Health Management Associates, Inc., Class A *	24,900	232,068
Health Net, Inc. *	11,100	244,422
HEALTHSOUTH Corp. *	20,000	409,200
Healthspring, Inc. *	4,600	80,960
HealthTronics, Inc. *	3,500	12,425
Healthways, Inc. *	3,100	50,499
Henry Schein, Inc. *	10,600	640,982
Hill-Rom Holdings, Inc.	5,800	183,918
Hologic, Inc. *	26,512	473,769
Hospira, Inc. *	17,070	918,195
Humana, Inc. *	18,900	864,108
ICU Medical, Inc. *	550	19,586
IDEXX Laboratories, Inc. *	5,000	330,700
Immucor, Inc. *	6,795	145,481
Integra LifeSciences Holdings *	3,100	140,833
Intuitive Surgical, Inc. *	5,050	1,820,828
Invacare Corp.	4,000	105,720
inVentiv Health, Inc. *	4,733	109,001
Inverness Medical Innovations, Inc. *	9,441	375,563
Kindred Healthcare, Inc. *	4,624	82,492
Kinetic Concepts, Inc. *	5,600	242,480
Laboratory Corp. of America Holdings *	12,800	1,005,696
Landauer, Inc.	1,100	74,965
LCA-Vision, Inc. *	2,500	21,075
LifePoint Hospitals, Inc. *	6,707	256,073
Lincare Holdings, Inc. *	7,100	331,499
Magellan Health Services, Inc. *	3,007	126,925
McKesson Corp.	28,500	1,847,085
MedAssets, Inc. *	6,000	136,980
MedCath Corp. *	1,500	14,910
Medco Health Solutions, Inc. *	50,066	2,949,889
Medical Action Industries, Inc. *	3,750	44,513
MEDNAX, Inc. *	6,000	329,640
Medtronic, Inc.	119,874	5,237,295
Meridian Bioscience, Inc.	11,250	224,888
Merit Medical Systems, Inc. *	2,222	35,930
Molina Healthcare, Inc. *	2,500	72,925
National Healthcare Corp.	2,100	74,256
Neogen Corp. *	1,405	36,937
NuVasive, Inc. *	10,000	416,000
Odyssey HealthCare, Inc. *	2,250	46,868
Omnicare, Inc.	13,000	361,270
OraSure Technologies, Inc. *	1,500	9,510
Owens & Minor, Inc.	7,500	235,875
Patterson Cos., Inc.	10,600	339,094
PDI, Inc. *	2,900	26,303
PharMerica Corp. *	3,413	65,871
Phase Forward, Inc. *	4,000	67,240
PSS World Medical, Inc. *	5,800	135,894
Psychiatric Solutions, Inc. *	4,400	141,548
Quality Systems, Inc.	2,000	128,020
Quest Diagnostics, Inc.	19,820	1,132,911
RehabCare Group, Inc. *	4,000	114,080
Res-Care, Inc. *	4,500	52,380
ResMed, Inc. *	9,000	615,870
RTI Biologics, Inc. *	1,700	6,511
SonoSite, Inc. *	1,300	43,576
St. Jude Medical, Inc. *	35,800	1,461,356
STERIS Corp.	6,100	203,008
Stryker Corp.	37,100	2,131,024
Sunrise Senior Living, Inc. *	3,400	18,904
Teleflex, Inc.	4,300	263,676
Tenet Healthcare Corp. *	50,150	313,438
The Cooper Cos., Inc.	5,781	224,823
Thoratec Corp. *	5,636	251,309
U.S. Physical Therapy, Inc. *	3,500	61,390
UnitedHealth Group, Inc.	126,080	3,821,485
Universal American Financial Corp. *	4,000	61,400
Universal Health Services, Inc., Class B	12,000	445,440
Utah Medical Products, Inc.	2,500	69,775

10 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Varian Medical Systems, Inc. *	11,900	670,922
VCA Antech, Inc. *	9,900	281,754
Volcano Corp. *	4,500	108,090
WellCare Health Plans, Inc. *	3,200	91,616
WellPoint, Inc. *	57,723	3,105,497
West Pharmaceutical Services, Inc.	4,600	192,510
Wright Medical Group, Inc. *	4,200	78,876
Young Innovations, Inc.	2,000	50,340
Zimmer Holdings, Inc. *	23,300	1,419,203
Zoll Medical Corp. *	3,000	91,650

		62,579,942

Household & Personal Products 2.3%
Alberto-Culver Co.	9,450	272,160
Avon Products, Inc.	44,000	1,422,520
Cellu Tissue Holdings, Inc. *	3,500	36,470
Central Garden & Pet Co., Class A *	6,200	64,046
Church & Dwight Co., Inc.	7,950	550,538
Colgate-Palmolive Co.	52,500	4,415,250
Elizabeth Arden, Inc. *	3,500	63,735
Energizer Holdings, Inc. *	6,333	386,946
Herbalife Ltd.	5,800	279,850
Inter Parfums, Inc.	4,013	69,345
Kimberly-Clark Corp.	43,639	2,673,325
Medifast, Inc. *	3,500	111,720
NBTY, Inc. *	5,400	219,672
Nu Skin Enterprises, Inc., Class A	6,500	195,390
Nutraceutical International Corp. *	5,000	77,350
Oil-Dri Corp. of America	500	10,250
Orchids Paper Products Co. *	2,500	37,025
Prestige Brands Holdings, Inc. *	3,500	34,090
Revlon, Inc., Class A *	3,500	61,320
Schiff Nutrition International, Inc.	3,500	24,815
The Clorox Co.	14,700	951,090
The Estee Lauder Cos., Inc., Class A	12,800	843,776
The Female Health Co.	3,500	22,365
The Procter & Gamble Co.	316,215	19,655,924
USANA Health Sciences, Inc. *	3,500	126,875
WD-40 Co.	1,600	56,368

		32,662,215

Insurance 4.0%
21st Century Holding Co.	1,500	5,475
Aflac, Inc.	47,600	2,425,696
Alleghany Corp. *	236	70,130
Allied World Assurance Co. Holdings Ltd.	4,900	213,493
American Financial Group, Inc.	10,750	316,372
American International Group, Inc. *	5,596	217,684
American National Insurance Co.	1,300	143,208
American Physicians Capital, Inc.	4,999	167,167
AmTrust Financial Services, Inc.	7,500	102,225
Aon Corp.	25,500	1,082,730
Arch Capital Group Ltd. *	6,900	521,502
Argo Group International Holdings Ltd.	4,556	150,302
Arthur J. Gallagher & Co.	6,800	178,636
Aspen Insurance Holdings Ltd.	7,000	188,860
Assurant, Inc.	11,500	418,945
Assured Guaranty Ltd.	12,000	258,600
Axis Capital Holdings Ltd.	15,200	473,784
Baldwin & Lyons, Inc., Class B	750	18,818
Berkshire Hathaway, Inc., Class B *	214,774	16,537,598
Brown & Brown, Inc.	14,000	281,960
Cincinnati Financial Corp.	16,450	467,180
Citizens, Inc. *	5,000	35,050
CNA Financial Corp. *	23,900	672,068
CNA Surety Corp. *	4,700	78,819
CNO Financial Group, Inc. *	16,000	94,400
Crawford & Co., Class B *	1,600	7,200
Delphi Financial Group, Inc., Class A	6,772	186,230
Eastern Insurance Holdings, Inc.	2,500	25,625
EMC Insurance Group, Inc.	1,200	29,112
Employers Holdings, Inc.	4,200	69,216
Endurance Specialty Holdings Ltd.	5,000	184,250
Erie Indemnity Co., Class A	5,500	254,705
Everest Re Group Ltd.	5,900	452,235
FBL Financial Group, Inc., Class A	5,090	131,526
Fidelity National Financial, Inc., Class A	24,827	376,874
First American Corp.	7,800	269,646
Flagstone Reinsurance Holdings Ltd.	7,500	83,625
FPIC Insurance Group, Inc. *	600	16,332
Genworth Financial, Inc., Class A *	44,500	735,140
Greenlight Capital Re Ltd., Class A *	3,000	76,860
Hanover Insurance Group, Inc.	4,900	220,745
Harleysville Group, Inc.	1,800	57,636
HCC Insurance Holdings, Inc.	10,950	297,730
Hilltop Holdings, Inc. *	3,726	43,706
Horace Mann Educators Corp.	4,300	74,003
Independence Holding Co.	2,700	21,627
Infinity Property & Casualty Corp.	2,500	115,325
Lincoln National Corp.	31,926	976,616
Loews Corp.	39,645	1,476,380
Markel Corp. *	1,100	421,124
Marsh & McLennan Cos., Inc.	56,500	1,368,430
MBIA, Inc. *	25,250	241,895
Mercury General Corp.	5,400	242,946
MetLife, Inc.	72,000	3,281,760
Montpelier Re Holdings Ltd.	8,100	134,460
National Financial Partners Corp. *	2,500	38,475
National Western Life Insurance Co., Class A	300	57,342
NYMAGIC, Inc.	2,100	46,620
Old Republic International Corp.	20,437	306,759
OneBeacon Insurance Group Ltd., Class A	8,200	133,004
PartnerRe Ltd.	6,900	535,302

See financial notes 11

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Platinum Underwriters Holdings Ltd.	4,500	167,445
PMA Capital Corp., Class A *	700	4,809
Presidential Life Corp.	1,000	11,780
Principal Financial Group, Inc.	28,400	829,848
ProAssurance Corp. *	1,670	101,786
Protective Life Corp.	8,500	204,595
Prudential Financial, Inc.	50,000	3,178,000
Reinsurance Group of America, Inc.	7,100	366,573
RenaissanceRe Holdings Ltd.	5,800	324,510
RLI Corp.	2,800	162,400
Safety Insurance Group, Inc.	1,000	37,290
Selective Insurance Group, Inc.	5,400	90,234
StanCorp Financial Group, Inc.	5,000	224,800
State Auto Financial Corp.	3,800	67,982
Stewart Information Services Corp.	1,400	15,932
The Allstate Corp.	58,874	1,923,414
The Chubb Corp.	33,094	1,749,680
The Hartford Financial Services Group, Inc.	39,400	1,125,658
The Navigators Group, Inc. *	1,500	60,195
The Phoenix Cos., Inc. *	9,500	30,685
The Progressive Corp.	85,200	1,711,668
The Travelers Cos., Inc.	59,550	3,021,567
Torchmark Corp.	10,600	567,524
Tower Group, Inc.	4,000	92,240
Transatlantic Holdings, Inc.	6,437	320,112
United Fire & Casualty Co.	5,000	114,350
Unitrin, Inc.	5,600	163,800
Unum Group	36,914	903,286
Validus Holdings Ltd.	11,363	290,552
W. R. Berkley Corp.	22,950	619,650
Wesco Financial Corp.	200	75,810
White Mountains Insurance Group Ltd.	200	68,720
XL Capital Ltd., Class A	30,200	537,560
Zenith National Insurance Corp.	3,400	128,588

		57,404,206

Materials 3.8%
A. Schulman, Inc.	2,300	59,823
A.M. Castle & Co. *	4,000	54,880
AEP Industries, Inc. *	1,900	52,497
Air Products & Chemicals, Inc.	22,700	1,742,906
Airgas, Inc.	7,500	475,875
AK Steel Holding Corp.	11,527	193,077
Albemarle Corp.	9,000	410,940
Alcoa, Inc.	101,664	1,366,364
Allegheny Technologies, Inc.	10,700	572,129
AMCOL International Corp.	3,000	86,220
AptarGroup, Inc.	6,900	296,976
Arch Chemicals, Inc.	2,700	91,827
Ashland, Inc.	6,523	388,510
Balchem Corp.	3,000	77,820
Ball Corp.	10,700	569,347
Bemis Co., Inc.	10,900	331,469
Brush Engineered Materials, Inc. *	4,000	118,920
Buckeye Technologies, Inc. *	7,700	108,724
Cabot Corp.	5,200	169,208
Calgon Carbon Corp. *	7,000	108,500
Carpenter Technology Corp.	5,000	196,350
Celanese Corp., Series A	15,500	495,845
Century Aluminum Co. *	7,100	95,708
CF Industries Holdings, Inc.	5,400	451,818
Clearwater Paper Corp. *	786	50,052
Cliffs Natural Resources, Inc.	13,300	831,649
Commercial Metals Co.	9,000	133,920
Compass Minerals International, Inc.	5,000	376,550
Crown Holdings, Inc. *	16,900	439,400
Cytec Industries, Inc.	3,600	173,016
Deltic Timber Corp.	700	36,834
Domtar Corp. *	3,250	230,230
E.I. du Pont de Nemours & Co.	91,695	3,653,129
Eagle Materials, Inc.	4,143	132,037
Eastman Chemical Co.	8,100	542,052
Ecolab, Inc.	21,500	1,050,060
Ferro Corp. *	8,200	89,544
FMC Corp.	9,200	585,488
Freeport-McMoRan Copper & Gold, Inc.	46,622	3,521,360
Greif, Inc., Class A	7,400	437,932
H.B. Fuller Co.	6,500	152,425
Hawkins, Inc. (d)	1,900	50,958
Headwaters, Inc. *	7,500	45,000
Hecla Mining Co. *	17,000	101,490
Horsehead Holding Corp. *	4,000	47,520
Huntsman Corp.	21,500	245,315
Innophos Holdings, Inc.	6,500	185,185
International Flavors & Fragrances, Inc.	7,400	370,666
International Paper Co.	42,304	1,131,209
Intrepid Potash, Inc. *	6,500	170,690
Koppers Holdings, Inc.	2,500	70,425
Kronos Worldwide, Inc. *	6,060	115,140
Landec Corp. *	6,500	39,845
Louisiana-Pacific Corp. *	8,300	97,608
Martin Marietta Materials, Inc.	4,200	402,696
Material Sciences Corp. *	8,000	28,320
MeadWestvaco Corp.	16,974	461,184
Minerals Technologies, Inc.	3,100	178,870
Mod-Pac Corp. *	500	2,865
Monsanto Co.	58,290	3,675,767
Myers Industries, Inc.	8,080	87,749
Nalco Holding Co.	13,600	336,328
Neenah Paper, Inc.	1,231	21,542
NewMarket Corp.	2,000	220,000
Newmont Mining Corp.	51,251	2,874,156
NL Industries, Inc.	7,800	66,222
Nucor Corp.	27,000	1,223,640
Olin Corp.	7,320	153,720
OM Group, Inc. *	2,400	90,600
Omnova Solutions, Inc. *	3,400	26,010
Owens-Illinois, Inc. *	17,700	627,288
P.H. Glatfelter Co.	4,000	58,760
Packaging Corp. of America	11,000	272,030
Pactiv Corp. *	14,400	365,904
Penford Corp. *	5,200	48,100
PolyOne Corp. *	7,200	81,432
PPG Industries, Inc.	17,400	1,224,438

12 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Praxair, Inc.	33,700	2,823,049
Reliance Steel & Aluminum Co.	8,500	414,885
Rock-Tenn Co., Class A	4,500	232,200
Rockwood Holdings, Inc. *	5,900	176,646
Royal Gold, Inc.	5,200	266,136
RPM International, Inc.	12,600	278,208
RTI International Metals, Inc. *	4,500	121,725
Schnitzer Steel Industries, Inc., Class A	1,650	89,100
Schweitzer-Mauduit International, Inc.	3,300	187,836
Sealed Air Corp.	16,500	354,750
Sensient Technologies Corp.	4,800	151,344
Sigma-Aldrich Corp.	12,600	747,180
Silgan Holdings, Inc.	5,800	349,914
Sonoco Products Co.	10,500	347,865
Southern Copper Corp.	40,400	1,235,432
Spartech Corp. *	8,200	116,768
Steel Dynamics, Inc.	23,500	369,185
Stepan Co.	1,200	90,900
Stillwater Mining Co. *	11,233	189,838
Temple-Inland, Inc.	11,800	275,176
Texas Industries, Inc.	4,000	151,360
The Dow Chemical Co.	119,266	3,676,971
The Lubrizol Corp.	7,400	668,516
The Mosaic Co.	23,500	1,201,790
The Scotts Miracle-Gro Co., Class A	5,600	271,320
The Valspar Corp.	10,400	325,728
Titanium Metals Corp. *	16,307	251,454
United States Steel Corp.	14,900	814,434
Valhi, Inc.	9,600	274,752
Vulcan Materials Co.	7,592	434,870
Walter Energy, Inc.	4,900	395,969
Wausau Paper Corp. *	8,700	76,995
Westlake Chemical Corp.	5,100	143,208
Weyerhaeuser Co.	18,250	903,740
Worthington Industries, Inc.	7,200	114,984
Zep, Inc.	6,600	121,704

		54,796,015

Media 3.0%
4Kids Entertainment, Inc. *	4,000	4,320
AH Belo Corp., Class A *	1,880	15,980
Alloy, Inc. *	3,500	27,125
Arbitron, Inc.	2,120	65,317
Ascent Media Corp., Class A *	1,116	32,944
Belo Corp., Class A	9,400	81,498
Cablevision Systems Corp., Class A	21,100	578,984
Carmike Cinemas, Inc. *	2,500	41,950
CBS Corp., Class B - Non Voting Shares	72,006	1,167,217
CKX, Inc. *	7,300	42,924
Clear Channel Outdoor Holdings, Inc., Class A *	28,700	332,346
Comcast Corp., Class A	227,004	4,481,059
Comcast Corp., Special Class A	64,200	1,210,170
Crown Media Holdings, Inc., Class A (d)*	6,000	10,860
Cumulus Media Inc., Class A *	4,351	21,233
DIRECTV, Class A *	114,626	4,152,900
Discovery Communications, Inc., Class A *	41,161	1,592,931
DISH Network Corp., Class A	37,700	835,055
DreamWorks Animation SKG, Inc., Class A *	8,200	325,458
Entercom Communications Corp., Class A *	3,000	43,680
Gannett Co., Inc.	19,500	331,890
Harte-Hanks, Inc.	8,100	116,640
Interactive Data Corp.	4,700	157,309
John Wiley & Sons, Inc., Class A	6,300	266,301
Journal Communications, Inc., Class A *	7,500	42,525
Lamar Advertising Co., Class A *	9,200	342,424
Liberty Global, Inc., Series A *	37,575	1,029,931
Liberty Media Corp - Capital, Series A *	11,161	494,097
Liberty Media-Starz, Series A *	4,464	247,261
Live Nation Entertainment, Inc. *	15,457	242,520
Madison Square Garden, Inc. *	5,275	109,456
Martha Stewart Living Omnimedia, Inc., Class A *	3,900	26,052
Media General, Inc., Class A *	2,000	25,300
Mediacom Communications Corp., Class A *	7,600	50,312
Meredith Corp.	3,800	136,534
Morningstar, Inc. *	3,200	150,432
News Corp., Class A	253,950	3,915,909
Omnicom Group, Inc.	33,600	1,433,376
Playboy Enterprises, Inc., Class B *	4,500	18,810
Regal Entertainment Group, Class A	12,100	206,668
Salem Communications Corp., Class A *	900	4,095
Scholastic Corp.	2,200	59,422
Scripps Networks Interactive, Class A	12,000	544,080
Sinclair Broadcast Group, Inc., Class A *	7,300	50,297
The E.W. Scripps Co., Class A *	4,000	43,760
The Interpublic Group of Cos., Inc. *	34,537	307,725
The McGraw-Hill Cos., Inc.	34,600	1,166,712
The New York Times Co., Class A *	13,200	130,944
The Walt Disney Co.	191,893	7,069,338
The Washington Post Co., Class B	600	304,296
Time Warner Cable, Inc.	42,711	2,402,494
Time Warner, Inc.	127,350	4,212,738
Valassis Communications, Inc. *	3,700	120,953
Value Line, Inc.	300	6,513
Viacom Inc., Class B *	56,606	1,999,890
Virgin Media, Inc.	31,000	545,290
Warner Music Group Corp. *	11,700	80,145
World Wrestling Entertainment, Inc., Class A	4,900	89,425

		43,545,815

See financial notes 13

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Pharmaceuticals, Biotechnology & Life Sciences 7.3%
Abbott Laboratories	166,905	8,538,860
Abraxis BioScience *	2,500	124,925
Accelrys, Inc. *	7,800	54,522
Acorda Therapeutics, Inc. *	5,000	193,750
Acura Pharmaceuticals, Inc. (d)*	4,500	16,560
Adolor Corp. *	8,700	16,965
Affymax, Inc. *	2,900	69,136
Affymetrix, Inc. *	8,900	61,766
Albany Molecular Research, Inc. *	5,600	44,800
Alexion Pharmaceuticals, Inc. *	9,200	504,896
Alkermes, Inc. *	8,500	111,350
Allergan, Inc.	31,968	2,036,042
Allos Therapeutics, Inc. *	6,000	47,400
Alnylam Pharmaceuticals, Inc. *	7,400	125,504
AMAG Pharmaceuticals, Inc. *	3,000	102,450
Amgen, Inc. *	109,268	6,267,612
Amicus Therapeutics, Inc. *	500	1,625
Amylin Pharmaceuticals, Inc. *	15,400	317,856
Arena Pharmaceuticals, Inc. (d)*	6,300	20,475
ArQule, Inc. *	8,800	56,056
Auxilium Pharmaceuticals, Inc. *	5,000	178,000
Bio-Rad Laboratories, Inc., Class A *	3,000	335,070
BioCryst Pharmaceuticals, Inc. (d)*	4,900	37,240
Biogen Idec, Inc. *	31,125	1,657,406
BioMarin Pharmaceutical, Inc. *	10,300	240,711
Bristol-Myers Squibb Co.	209,450	5,296,990
Bruker Corp. *	14,600	223,234
Caliper Life Sciences, Inc. *	5,200	20,852
Cambrex Corp. *	12,900	56,631
Caraco Pharmaceutical Laboratories Ltd. *	5,000	32,250
Celera Corp. *	9,600	71,712
Celgene Corp. *	50,791	3,146,502
Cell Therapeutics, Inc. *	62,000	38,285
Cephalon, Inc. *	9,000	577,800
Cepheid, Inc. *	5,000	99,950
Charles River Laboratories International, Inc. *	6,416	214,808
Clinical Data, Inc. *	3,175	59,309
Covance, Inc. *	5,800	331,412
Cubist Pharmaceuticals, Inc. *	8,900	199,538
Cypress Bioscience, Inc. *	7,500	37,800
Dendreon Corp. *	14,900	807,878
Dionex Corp. *	5,200	424,164
Durect Corp. *	8,000	22,800
Dyax Corp. *	7,000	24,500
Eli Lilly & Co.	106,400	3,720,808
Emergent Biosolutions, Inc. *	4,000	65,120
Endo Pharmaceuticals Holdings, Inc. *	10,500	229,950
Enzo Biochem, Inc. *	9,281	55,408
Enzon Pharmaceuticals, Inc. *	8,900	94,162
eResearch Technology, Inc. *	9,125	67,251
Exelixis, Inc. *	11,300	65,314
Forest Laboratories, Inc. *	31,300	853,238
Genomic Health, Inc. *	5,000	80,100
Genzyme Corp. *	28,132	1,497,748
Geron Corp. (d)*	11,500	67,045
Gilead Sciences, Inc. *	99,640	3,952,719
GTx, Inc. (d)*	3,000	9,840
Halozyme Therapeutics, Inc. *	9,000	76,680
Harvard Bioscience, Inc. *	5,000	20,900
Human Genome Sciences, Inc. *	17,100	473,499
Illumina, Inc. *	12,200	510,814
ImmunoGen, Inc. *	1,500	14,865
Impax Laboratories, Inc. *	5,500	99,550
Incyte Corp. *	12,100	162,382
Inspire Pharmaceuticals, Inc. *	7,800	53,430
InterMune, Inc. *	4,600	195,776
Isis Pharmaceuticals, Inc. *	10,300	110,725
Johnson & Johnson	300,670	19,333,081
Kendle International, Inc. *	2,700	44,685
King Pharmaceuticals, Inc. *	25,616	251,037
Lexicon Pharmaceuticals, Inc. *	6,900	11,109
Life Technologies Corp. *	17,862	977,230
Ligand Pharmaceuticals, Inc., Class B *	2,689	4,948
Luminex Corp. *	7,800	126,828
MannKind Corp. *	7,000	48,650
MAP Pharmaceuticals, Inc. *	4,000	71,840
Martek Biosciences Corp. *	3,000	66,090
Matrixx Initiatives, Inc. *	2,700	13,824
Maxygen, Inc. *	10,000	64,100
Medicis Pharmaceutical Corp., Class A	5,900	149,742
Medivation, Inc. *	5,000	55,800
Merck & Co., Inc.	335,970	11,772,389
Mettler-Toledo International, Inc. *	3,200	401,536
Millipore Corp. *	5,100	541,365
Momenta Pharmaceuticals, Inc. *	4,000	55,520
Mylan, Inc. *	32,000	704,960
Myriad Genetics, Inc. *	14,800	355,348
Myriad Pharmaceuticals, Inc. *	7,200	35,352
Nabi Biopharmaceuticals *	6,300	35,406
Nektar Therapeutics *	8,400	117,264
Neurocrine Biosciences, Inc. *	6,900	22,149
NPS Pharmacuticals, Inc. *	4,500	31,365
Onyx Pharmaceuticals, Inc. *	7,500	216,525
OSI Pharmaceuticals, Inc. *	4,998	293,233
Pain Therapeutics, Inc. *	7,400	44,400
Par Pharmaceutical Cos., Inc. *	5,900	160,126
PAREXEL International Corp. *	4,800	113,184
PDL BioPharma, Inc.	9,500	55,290
PerkinElmer, Inc.	11,477	287,499
Perrigo Co.	10,300	628,609
Pfizer, Inc.	865,801	14,476,193
Pharmaceutical Product Development, Inc.	12,000	330,000
Pharmasset, Inc. *	3,000	97,200
POZEN, Inc. *	4,800	51,984
Regeneron Pharmaceuticals, Inc. *	9,200	234,876
Salix Pharmaceuticals Ltd. *	7,000	281,400
Sangamo BioSciences, Inc. *	4,700	28,952
Savient Pharmaceuticals, Inc. *	6,800	98,600
Seattle Genetics, Inc. *	8,500	107,100
Sucampo Pharmaceuticals, Inc., Class A *	6,500	26,715
SuperGen, Inc. *	5,900	17,405

14 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Synta Pharmaceuticals Corp. *	8,500	34,510
Talecris Biotherapeutics Holdings Corp. *	7,000	131,250
Techne Corp.	3,800	251,750
The Medicines Co. *	8,300	60,922
Theravance, Inc. *	5,700	95,589
Thermo Fisher Scientific, Inc. *	43,602	2,410,318
United Therapeutics Corp. *	6,000	341,340
Valeant Pharmaceuticals International *	7,900	355,500
Varian, Inc. *	5,800	300,382
Vertex Pharmaceuticals, Inc. *	18,644	722,828
Vical, Inc. *	6,600	23,892
ViroPharma, Inc. *	10,000	127,200
VIVUS, Inc. (d)*	8,500	86,615
Waters Corp. *	10,700	770,293
Watson Pharmaceuticals, Inc. *	10,732	459,544
XenoPort, Inc. *	2,500	26,000
ZymoGenetics, Inc. *	5,500	32,670

		104,396,228

Real Estate 2.5%
Acadia Realty Trust	3,000	57,240
Alexander’s, Inc. *	700	222,474
Alexandria Real Estate Equities, Inc.	5,500	389,455
AMB Property Corp.	18,700	520,982
American Campus Communities, Inc.	4,500	126,765
American Realty Investors, Inc. *	1,537	13,049
Annaly Capital Management, Inc.	61,600	1,044,120
Anworth Mortgage Asset Corp. (d)	9,000	60,390
Apartment Investment & Management Co., Class A	13,711	307,263
AvalonBay Communities, Inc.	8,892	925,124
Avatar Holdings, Inc. *	2,500	59,600
BioMed Realty Trust, Inc.	10,000	185,100
Boston Properties, Inc.	16,900	1,332,734
Brandywine Realty Trust	14,863	189,355
BRE Properties, Inc.	5,000	208,800
Brookfield Properties Corp.	35,200	562,496
Camden Property Trust	7,800	377,754
Capstead Mortgage Corp.	6,240	70,637
CB Richard Ellis Group, Inc., Class A *	27,500	476,300
CBL & Associates Properties, Inc.	13,485	196,881
Chimera Investment Corp.	76,400	310,948
Colonial Properties Trust	7,067	111,447
Consolidated-Tomoka Land Co.	900	30,762
Corporate Office Properties Trust	6,500	262,925
Cousins Properties, Inc.	8,962	72,234
DCT Industrial Trust, Inc.	20,300	106,778
Developers Diversified Realty Corp.	20,284	249,290
DiamondRock Hospitality Co. *	12,786	140,518
Digital Realty Trust, Inc.	7,000	410,900
Douglas Emmett, Inc.	12,000	200,880
Duke Realty Corp.	23,290	315,114
DuPont Fabros Technology, Inc.	4,500	99,765
EastGroup Properties, Inc.	3,900	159,432
Entertainment Properties Trust	5,200	227,344
Equity Lifestyle Properties, Inc.	3,000	166,530
Equity One, Inc.	6,600	128,106
Equity Residential	30,500	1,380,735
Essex Property Trust, Inc.	3,600	380,952
Extra Space Storage, Inc.	11,000	165,220
Federal Realty Investment Trust	5,200	402,428
FelCor Lodging Trust, Inc. *	9,200	74,612
First Industrial Realty Trust, Inc. *	6,100	48,678
Forest City Enterprises, Inc., Class A *	15,400	237,930
Forestar Group, Inc. *	2,933	66,110
Franklin Street Properties Corp.	6,500	95,810
Getty Realty Corp.	2,000	49,540
Glimcher Realty Trust	7,300	49,713
Gramercy Capital Corp. *	1,028	2,601
Hatteras Financial Corp.	4,000	106,680
HCP, Inc.	28,348	910,538
Health Care REIT, Inc.	12,700	570,611
Healthcare Realty Trust, Inc.	4,900	118,286
Hersha Hospitality Trust	13,500	77,895
Highwoods Properties, Inc.	8,600	274,942
Home Properties, Inc.	2,500	124,225
Hospitality Properties Trust	14,600	386,754
Host Hotels & Resorts, Inc.	63,263	1,028,656
HRPT Properties Trust	27,400	214,816
Inland Real Estate Corp.	5,500	51,810
Investors Real Estate Trust	8,000	69,840
iStar Financial, Inc. *	9,390	63,007
Jones Lang LaSalle, Inc.	5,300	418,064
Kilroy Realty Corp.	4,800	168,288
Kimco Realty Corp.	39,095	609,491
LaSalle Hotel Properties	6,600	173,910
Lexington Realty Trust	10,867	76,938
Liberty Property Trust	11,300	382,053
LTC Properties, Inc.	2,800	78,120
Mack-Cali Realty Corp.	8,900	305,804
Maguire Properties, Inc. *	7,500	27,750
Maui Land & Pineapple Co., Inc. *	800	4,024
Medical Properties Trust, Inc.	8,300	83,415
MFA Financial, Inc.	29,000	206,190
Mid-America Apartment Communities, Inc.	2,500	138,175
National Health Investors, Inc.	3,100	125,922
National Retail Properties, Inc.	9,320	219,300
Nationwide Health Properties, Inc.	14,100	493,782
New Century Financial Corp. (a) (c)*	3,600	—
OMEGA Healthcare Investors, Inc.	9,784	195,876
Parkway Properties, Inc.	3,500	68,950
Pennsylvania Real Estate Investment Trust (d)	5,500	86,845
Piedmont Office Realty Trust, Inc., Class A	6,000	120,240
Plum Creek Timber Co., Inc.	18,047	718,271
PMC Commercial Trust	2,500	21,500
Post Properties, Inc.	5,200	133,952
Potlatch Corp.	5,753	215,507

See financial notes 15

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
ProLogis	45,954	605,214
PS Business Parks, Inc.	3,000	180,000
Public Storage	14,590	1,413,917
RAIT Financial Trust *	10,300	41,818
Ramco-Gershenson Properties Trust	4,900	61,054
Rayonier, Inc.	7,388	361,864
Realty Income Corp. (d)	11,600	380,364
Redwood Trust, Inc.	8,500	141,780
Regency Centers Corp.	8,700	357,135
Saul Centers, Inc.	2,100	83,013
Senior Housing Properties Trust	14,450	324,836
Simon Property Group, Inc.	31,283	2,784,813
SL Green Realty Corp.	7,750	481,817
Sovran Self Storage, Inc.	3,800	140,182
Starwood Property Trust, Inc.	4,500	85,275
Sun Communities, Inc.	3,000	86,760
Sunstone Hotel Investors, Inc. *	10,000	127,300
Tanger Factory Outlet Centers, Inc.	4,600	191,360
Taubman Centers, Inc.	7,100	307,927
Tejon Ranch Co. *	3,674	105,664
The Macerich Co.	11,805	527,801
The St. Joe Co. *	9,300	307,272
UDR, Inc.	15,861	322,137
UMH Properties, Inc.	4,100	38,458
Universal Health Realty Income Trust	3,900	129,558
Urstadt Biddle Properties	500	7,400
Urstadt Biddle Properties, Class A	4,500	75,870
Ventas, Inc.	16,300	769,849
Vornado Realty Trust	21,641	1,804,210
Walter Investment Management Corp.	5,289	95,889
Washington Real Estate Investment Trust	6,100	191,845
Weingarten Realty Investors	11,475	265,302

		35,141,932

Retailing 3.9%
99 Cents Only Stores *	6,066	94,144
Aaron’s, Inc.	9,375	211,594
Abercrombie & Fitch Co., Class A	8,800	384,824
Advance Auto Parts, Inc.	9,540	430,254
Aeropostale, Inc. *	9,900	287,496
Amazon.com, Inc. *	41,700	5,715,402
America’s Car-Mart, Inc. *	3,750	94,988
American Eagle Outfitters, Inc.	18,150	305,101
AnnTaylor Stores Corp. *	9,825	213,203
Asbury Automotive Group, Inc. *	4,100	63,755
Audiovox Corp., Class A *	1,600	14,896
AutoNation, Inc. *	21,600	436,320
AutoZone, Inc. *	6,100	1,128,561
Barnes & Noble, Inc. (d)	7,400	163,096
Bed Bath & Beyond, Inc. *	23,700	1,089,252
Best Buy Co., Inc.	39,225	1,788,660
Big Lots, Inc. *	11,100	424,020
Brown Shoe Co., Inc.	6,675	125,490
Cabela’s, Inc. *	3,500	63,560
CarMax, Inc. *	21,546	529,385
Charming Shoppes, Inc. *	10,200	57,630
Chico’s FAS, Inc.	13,300	198,037
Christopher & Banks Corp.	2,900	28,391
Coldwater Creek, Inc. *	8,502	60,194
Collective Brands, Inc. *	5,906	138,496
Destination Maternity Corp. *	2,500	79,000
Dick’s Sporting Goods, Inc. *	11,000	320,210
Dillard’s, Inc., Class A	5,500	154,440
Dollar Tree, Inc. *	8,650	525,228
DSW, Inc., Class A *	3,500	105,700
Duckwall-ALCO Stores, Inc. *	1,800	30,240
Expedia, Inc.	31,345	740,055
Family Dollar Stores, Inc.	12,700	502,412
Foot Locker, Inc.	14,100	216,435
GameStop Corp., Class A *	17,548	426,592
Genesco, Inc. *	4,300	143,147
Genuine Parts Co.	13,500	577,800
Group 1 Automotive, Inc. *	1,400	43,470
Guess?, Inc.	7,900	362,373
Hibbett Sports, Inc. *	3,543	97,433
HSN, Inc. *	6,269	188,885
J. Crew Group, Inc. *	5,500	255,585
J.C. Penney Co., Inc.	27,400	799,258
Kohl’s Corp. *	33,300	1,831,167
Liberty Media Corp. - Interactive, Class A *	55,809	857,784
Limited Brands, Inc.	31,520	844,736
Lithia Motors, Inc., Class A *	700	5,586
LKQ Corp. *	15,000	315,900
Lowe’s Cos., Inc.	157,500	4,271,400
Macy’s, Inc.	42,952	996,486
MarineMax, Inc. *	800	8,920
Midas, Inc. *	6,800	78,268
Monro Muffler Brake, Inc.	1,575	56,480
Netflix, Inc. *	6,000	592,620
Nordstrom, Inc.	20,600	851,398
O’Reilly Automotive, Inc. *	11,899	581,742
Office Depot, Inc. *	26,000	178,360
OfficeMax, Inc. *	6,400	121,600
Pacific Sunwear of California, Inc. *	7,475	37,824
Penske Automotive Group, Inc. *	5,000	74,900
PetSmart, Inc.	14,100	466,287
Priceline.com, Inc. *	3,983	1,043,745
RadioShack Corp.	13,700	295,235
Rent-A-Center, Inc. *	7,750	200,105
Retail Ventures, Inc. *	5,000	54,100
Ross Stores, Inc.	13,400	750,400
Saks, Inc. *	10,800	105,300
Sally Beauty Holdings, Inc. *	9,950	95,023
Sears Holdings Corp. (d)*	6,385	772,266
Shoe Carnival, Inc. *	1,200	33,192
Sonic Automotive, Inc., Class A *	1,400	14,952
Stage Stores, Inc.	2,700	41,175
Staples, Inc.	76,800	1,807,104
Stein Mart, Inc. *	3,800	36,024
Systemax, Inc.	2,500	58,075
Target Corp.	73,800	4,197,006
The Buckle, Inc. (d)	7,875	284,917
The Cato Corp., Class A	4,300	102,125

16 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Children’s Place Retail Stores, Inc. *	1,800	82,476
The Dress Barn, Inc. *	6,818	188,722
The Finish Line, Inc., Class A	5,061	81,533
The Gap, Inc.	73,900	1,827,547
The Gymboree Corp. *	2,500	122,825
The Home Depot, Inc.	182,070	6,417,967
The Men’s Wearhouse, Inc.	3,600	85,068
The Pep Boys - Manny, Moe & Jack	5,000	62,650
The Sherwin-Williams Co.	13,000	1,014,910
The Talbots, Inc. *	5,700	93,765
The TJX Cos., Inc.	45,400	2,103,836
Tiffany & Co.	11,500	557,520
Tractor Supply Co.	4,000	268,680
Trans World Entertainment Corp. *	1,500	3,495
Tuesday Morning Corp. *	2,500	14,125
Ulta Salon, Cosmetics & Fragrance, Inc. *	4,000	92,480
Urban Outfitters, Inc. *	12,800	480,128
West Marine, Inc. *	2,500	29,925
Wet Seal, Inc., Class A *	6,000	28,380
Williams-Sonoma, Inc.	9,200	264,960
Winmark Corp. *	1,200	33,564
Zale Corp. (d)*	5,020	16,365

		55,548,135

Semiconductors & Semiconductor Equipment 2.7%
Actel Corp. *	4,600	71,392
Advanced Energy Industries, Inc. *	3,900	57,408
Advanced Micro Devices, Inc. *	55,200	500,112
Altera Corp.	30,400	770,944
Amkor Technology, Inc. *	14,400	108,576
ANADIGICS, Inc. *	4,650	23,389
Analog Devices, Inc.	32,200	963,746
Applied Materials, Inc.	146,098	2,013,230
Applied Micro Circuits Corp. *	7,000	78,960
Atheros Communications *	6,500	252,460
Atmel Corp. *	42,900	233,376
ATMI, Inc. *	1,400	25,382
Broadcom Corp., Class A	56,700	1,955,583
Brooks Automation, Inc. *	5,585	54,286
Cabot Microelectronics Corp. *	2,160	82,858
Cavium Networks, Inc. *	4,000	110,440
CEVA, Inc. *	433	5,300
Cirrus Logic, Inc. *	6,800	86,428
Cohu, Inc.	4,600	74,290
Cree, Inc. *	9,000	658,890
Cymer, Inc. *	4,200	143,430
Cypress Semiconductor Corp. *	16,500	212,685
Diodes, Inc. *	6,412	137,666
DSP Group, Inc. *	3,300	26,961
Entegris, Inc. *	14,299	88,511
Exar Corp. *	7,334	54,198
Fairchild Semiconductor International, Inc. *	11,600	130,152
FEI Co. *	4,500	101,250
FormFactor, Inc. *	5,500	82,555
Hittite Microwave Corp. *	1,500	76,920
Integrated Device Technology, Inc. *	16,120	106,553
Integrated Silicon Solutions, Inc. *	3,038	37,459
Intel Corp.	606,332	13,842,560
International Rectifier Corp. *	6,600	151,932
Intersil Corp., Class A	12,364	183,976
IXYS Corp. *	4,400	39,732
KLA-Tencor Corp.	17,500	596,050
Kopin Corp. *	2,500	10,525
Kulicke & Soffa Industries, Inc. *	4,400	36,080
Lam Research Corp. *	13,600	551,480
Lattice Semiconductor Corp. *	8,600	45,322
Linear Technology Corp.	25,000	751,500
LSI Corp. *	67,887	408,680
Marvell Technology Group Ltd. *	54,400	1,123,360
Maxim Integrated Products, Inc.	30,000	582,600
MEMC Electronic Materials, Inc. *	24,300	315,171
Micrel, Inc.	6,800	79,356
Microchip Technology, Inc.	18,975	554,260
Micron Technology, Inc. *	95,199	890,111
Microsemi Corp. *	7,652	126,717
MIPS Technologies, Inc. *	1,100	5,489
MKS Instruments, Inc. *	4,300	97,524
Monolithic Power Systems *	3,500	86,275
MoSys, Inc. *	1,200	5,184
Nanometrics, Inc. *	300	3,210
National Semiconductor Corp.	29,200	431,576
Netlogic Microsystems, Inc. *	6,000	187,020
Novellus Systems, Inc. *	11,171	292,680
NVIDIA Corp. *	59,500	935,340
OmniVision Technologies, Inc. *	4,800	84,288
ON Semiconductor Corp. *	43,665	346,700
Pericom Semiconductor Corp. *	600	7,008
Photronics, Inc. *	9,400	51,230
PLX Technology, Inc. *	1,300	6,825
PMC-Sierra, Inc. *	22,800	201,780
Power Integrations, Inc.	3,000	115,440
Rambus, Inc. *	10,700	258,191
RF Micro Devices, Inc. *	25,020	140,612
Rudolph Technologies, Inc. *	1,318	12,561
Semtech Corp. *	6,000	108,900
Silicon Image, Inc. *	6,500	24,180
Silicon Laboratories, Inc. *	5,000	241,750
Skyworks Solutions, Inc. *	17,189	289,463
Standard Microsystems Corp. *	3,600	92,448
Supertex, Inc. *	4,900	132,349
Teradyne, Inc. *	18,559	226,977
Tessera Technologies, Inc. *	6,000	121,680
Texas Instruments, Inc.	143,397	3,729,756
Trident Microsystems, Inc. *	5,000	8,650
TriQuint Semiconductor, Inc. *	16,310	122,977
Ultratech, Inc. *	4,800	70,512
Varian Semiconductor Equipment Associates, Inc. *	7,875	259,402
Veeco Instruments, Inc. *	3,500	153,965
Virage Logic Corp. *	1,400	12,992
Volterra Semiconductor Corp. *	3,000	71,880
Xilinx, Inc.	27,600	711,528
Zoran Corp. *	4,261	41,459

		39,304,603

See financial notes 17

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Software & Services 8.4%
ACI Worldwide, Inc. *	5,200	97,708
Activision Blizzard, Inc.	119,732	1,326,631
Actuate Corp. *	5,862	33,179
Acxiom Corp. *	13,300	253,764
Adobe Systems, Inc. *	49,210	1,652,964
Advent Software, Inc. *	4,100	185,238
Akamai Technologies, Inc. *	12,138	471,319
Alliance Data Systems Corp. *	6,600	495,396
ANSYS, Inc. *	8,786	395,370
AOL, Inc. *	11,122	259,810
Ariba, Inc. *	11,570	165,104
Autodesk, Inc. *	21,800	741,418
Automatic Data Processing, Inc.	54,100	2,345,776
Blackbaud, Inc.	3,000	69,150
BMC Software, Inc. *	29,000	1,141,440
Bottomline Technologies, Inc. *	5,000	87,000
Broadridge Financial Solutions, Inc.	12,025	286,315
CA, Inc.	47,508	1,083,657
CACI International, Inc., Class A *	2,100	99,603
Cadence Design Systems, Inc. *	22,600	168,596
CIBER, Inc. *	7,300	28,981
Citrix Systems, Inc. *	20,000	940,000
Cognizant Technology Solutions Corp., Class A *	31,200	1,596,816
Computer Sciences Corp. *	16,238	850,709
Compuware Corp. *	27,900	239,940
Convergys Corp. *	10,500	132,720
CSG Systems International, Inc. *	5,400	122,688
CyberSource Corp. *	5,457	140,136
DealerTrack Holdings, Inc. *	3,100	47,275
Digimarc Corp. *	2,142	38,577
Digital River, Inc. *	2,100	58,674
DST Systems, Inc.	8,100	343,845
Dynamics Research Corp. *	1,200	17,160
EarthLink, Inc.	17,050	153,791
eBay, Inc. *	116,348	2,770,246
Edgewater Technology, Inc. *	767	2,424
Electronic Arts, Inc. *	25,200	488,124
eLoyalty Corp. *	190	1,330
Epicor Software Corp. *	4,000	36,720
EPIQ Systems, Inc. *	825	9,941
Equinix, Inc. *	2,565	258,167
Euronet Worldwide, Inc. *	2,500	39,825
Exlservice Holdings, Inc. *	5,000	79,600
FactSet Research Systems, Inc.	3,750	282,075
Fair Isaac Corp.	7,744	163,089
FalconStor Software, Inc. *	1,200	3,588
Fidelity National Information Services, Inc.	38,506	1,012,323
Fiserv, Inc. *	15,300	781,677
Forrester Research, Inc. *	4,100	131,651
Gartner, Inc. *	10,300	248,024
Geeknet, Inc. *	4,527	6,745
Genpact Ltd. *	15,000	253,200
Global Payments, Inc.	6,240	267,134
Google, Inc., Class A *	26,750	14,055,520
GSE Systems, Inc. *	424	2,374
Hackett Group, Inc. *	1,700	4,777
Hewitt Associates, Inc., Class A *	9,425	386,331
IAC/InterActiveCorp *	15,672	351,366
iGATE Corp.	9,600	118,848
infoGROUP, Inc. *	4,800	38,448
Informatica Corp. *	6,700	167,567
InfoSpace, Inc. *	3,872	40,540
Interactive Intelligence, Inc. *	4,000	79,080
International Business Machines Corp.	142,510	18,383,790
Internet Capital Group, Inc. *	350	3,462
Intuit, Inc. *	33,430	1,208,829
j2 Global Communications, Inc. *	4,000	96,320
Jack Henry & Associates, Inc.	6,300	160,776
JDA Software Group, Inc. *	4,500	130,050
Lawson Software, Inc. *	14,500	112,520
Lender Processing Services, Inc.	8,157	307,927
LookSmart Ltd. *	480	662
Magma Design Automation, Inc. (d)*	7,200	25,920
Manhattan Associates, Inc. *	4,300	123,238
ManTech International Corp., Class A *	5,000	225,150
Mastech Holdings, Inc. *	640	2,720
MasterCard, Inc., Class A	12,000	2,976,480
MAXIMUS, Inc.	4,200	260,022
McAfee, Inc. *	14,445	501,964
Mentor Graphics Corp. *	8,200	73,718
MICROS Systems, Inc. *	22,000	817,520
Microsoft Corp.	865,850	26,443,059
MicroStrategy, Inc., Class A *	856	65,570
ModusLink Global Solutions, Inc. *	3,950	35,274
MoneyGram International, Inc. *	7,500	22,875
Monster Worldwide, Inc. *	9,800	170,814
Move, Inc. *	5,020	11,044
NetScout Systems, Inc. *	7,300	105,996
NeuStar, Inc., Class A *	6,300	154,161
Novell, Inc. *	25,600	143,616
Nuance Communications, Inc. *	25,474	465,410
Openwave Systems, Inc. *	7,771	17,329
OPNET Technologies, Inc.	3,600	57,816
Oracle Corp.	425,449	10,993,602
Parametric Technology Corp. *	8,680	161,361
Paychex, Inc.	32,400	991,440
Phoenix Technologies Ltd. *	4,100	12,259
PLATO Learning, Inc. *	1,433	8,096
Progress Software Corp. *	4,200	135,450
Quest Software, Inc. *	7,700	134,981
Radiant Systems, Inc. *	3,800	53,466
RealNetworks, Inc. *	18,900	78,435
Red Hat, Inc. *	14,600	436,102
Reis, Inc. *	1,400	8,372
Renaissance Learning, Inc.	2,100	29,841
Rovi Corp. *	12,812	499,412
S1 Corp. *	12,930	79,778
Saba Software, Inc. *	3,849	19,630
SAIC, Inc. *	24,500	426,545
Salesforce.com, Inc. *	8,500	727,600
Sapient Corp.	9,100	93,093
SAVVIS, Inc. *	4,000	70,400
Solera Holdings, Inc.	5,000	194,350
SonicWALL, Inc. *	7,400	74,962
SRA International, Inc., Class A *	5,000	115,400

18 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
StarTek, Inc. *	3,900	26,442
Support.com, Inc. *	11,600	50,576
Sybase, Inc. *	19,036	825,782
Symantec Corp. *	93,673	1,570,896
Symyx Technologies, Inc. *	3,800	20,710
Synopsys, Inc. *	16,684	378,894
Syntel, Inc.	2,500	90,300
Take-Two Interactive Software, Inc. *	9,000	97,830
TeleCommunication Systems, Inc., Class A *	1,300	8,983
TeleTech Holdings, Inc. *	5,000	82,750
THQ, Inc. *	5,425	41,230
TIBCO Software, Inc. *	16,000	182,400
TiVo, Inc. *	4,500	78,840
Total System Services, Inc.	28,204	451,546
United Online, Inc.	8,650	68,940
ValueClick, Inc. *	8,500	87,380
VeriFone Holdings, Inc. *	6,600	125,598
VeriSign, Inc. *	20,875	569,261
Visa, Inc., Class A	56,000	5,052,880
VMware, Inc., Class A *	17,000	1,047,880
Web.com Group, Inc. *	223	1,077
WebMD Health Corp. (d)*	5,143	249,127
Websense, Inc. *	7,500	170,775
Western Union Co.	65,932	1,203,259
Yahoo!, Inc. *	125,144	2,068,630

		121,152,077

Technology Hardware & Equipment 7.1%
Adaptec, Inc. *	11,200	34,608
ADC Telecommunications, Inc. *	9,431	75,542
ADTRAN, Inc.	7,000	187,390
Agilent Technologies, Inc. *	39,317	1,425,634
Agilysys, Inc.	4,860	52,731
Amphenol Corp., Class A	17,600	813,296
Anaren, Inc. *	5,300	78,546
Anixter International, Inc. *	3,300	172,920
Apple, Inc. *	102,000	26,634,240
Arris Group, Inc. *	12,775	157,005
Arrow Electronics, Inc. *	12,000	366,000
Aruba Networks, Inc. *	7,000	87,920
Aviat Networks, Inc. *	7,177	46,651
Avid Technology, Inc. *	3,756	54,838
Avnet, Inc. *	15,788	504,742
AVX Corp.	14,000	216,300
Benchmark Electronics, Inc. *	7,830	169,441
Black Box Corp.	1,700	53,023
Blue Coat Systems, Inc. *	4,180	135,975
Brightpoint, Inc. *	7,454	60,303
Brocade Communications Systems, Inc. *	45,035	292,277
Checkpoint Systems, Inc. *	4,600	103,914
Ciena Corp. *	9,970	184,345
Cisco Systems, Inc. *	628,909	16,930,230
Cogent, Inc. *	7,500	77,625
Cognex Corp.	2,900	60,639
Coherent, Inc. *	1,300	48,841
Comarco, Inc. *	500	1,260
CommScope, Inc. *	11,323	368,903
Comtech Telecommunications Corp. *	2,175	67,947
Corning, Inc.	164,807	3,172,535
CPI International, Inc. *	6,000	80,580
CTS Corp.	5,800	60,900
Daktronics, Inc.	8,700	72,906
DDi Corp. *	3,501	29,969
Dell, Inc. *	189,400	3,064,492
DG Fastchannel, Inc. *	3,000	105,540
Diebold, Inc.	7,300	228,855
Dolby Laboratories, Inc., Class A *	8,800	604,736
Echelon Corp. *	7,200	68,040
EchoStar Corp., Class A *	7,540	144,843
Electro Rent Corp.	5,100	72,879
Electro Scientific Industries, Inc. *	4,800	66,096
Electronics for Imaging, Inc. *	6,400	82,240
EMC Corp. *	222,186	4,223,756
EMS Technologies, Inc. *	4,500	71,505
Emulex Corp. *	8,900	104,575
Extreme Networks, Inc. *	14,000	46,620
F5 Networks, Inc. *	8,600	588,498
Finisar Corp. *	6,500	97,240
FLIR Systems, Inc. *	15,600	477,204
Frequency Electronics, Inc. *	500	2,770
Gerber Scientific, Inc. *	8,900	64,080
Harmonic, Inc. *	9,842	67,319
Harris Corp.	14,000	720,720
Hewlett-Packard Co.	257,636	13,389,343
Hutchinson Technology, Inc. *	6,000	36,540
I.D. Systems, Inc. *	5,500	17,985
Imation Corp. *	5,500	59,620
Immersion Corp. *	4,300	24,080
Infinera Corp. *	10,500	96,075
Ingram Micro, Inc., Class A *	16,900	306,904
Insight Enterprises, Inc. *	4,650	69,890
Intellicheck Mobilisa, Inc. *	500	930
InterDigital, Inc. *	4,500	124,515
Intermec, Inc. *	5,600	64,232
Itron, Inc. *	4,500	358,245
Ixia *	8,200	84,050
Jabil Circuit, Inc.	20,400	312,528
JDS Uniphase Corp. *	23,053	299,459
Juniper Networks, Inc. *	60,565	1,720,652
Keithley Instruments, Inc.	6,700	57,017
L-1 Identity Solutions, Inc. *	9,256	80,250
LaserCard Corp. *	4,500	25,605
LeCroy Corp. *	2,400	14,040
Lexmark International, Inc., Class A *	10,900	403,845
LightPath Technologies, Inc., Class A *	75	166
Littelfuse, Inc. *	2,000	84,460
Maxwell Technologies, Inc. *	4,500	64,935
Measurement Specialties, Inc. *	3,200	52,704
Mercury Computer Systems, Inc. *	3,600	46,296
Methode Electronics, Inc.	6,600	73,260
MOCON, Inc.	600	6,702
Molex, Inc.	16,125	361,361
Motorola, Inc. *	220,955	1,562,152
MTS Systems Corp.	4,500	134,415

See financial notes 19

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Multi-Fineline Electronix, Inc. *	2,500	64,800
National Instruments Corp.	5,675	196,242
NCR Corp. *	23,800	313,208
NetApp, Inc. *	36,500	1,265,455
Netezza Corp. *	5,500	75,295
NETGEAR, Inc. *	3,000	81,180
Network Equipment Technologies, Inc. *	8,500	43,605
Newport Corp. *	4,200	49,686
Oplink Communications, Inc. *	4,157	62,812
OSI Systems, Inc. *	3,700	96,348
Palm, Inc. (d)*	16,138	93,600
Park Electrochemical Corp.	3,600	108,756
ParkerVision, Inc. (d)*	400	756
PC Connection, Inc. *	7,000	48,160
PC-Tel, Inc. *	8,900	57,939
Performance Technologies, Inc. *	1,600	4,480
Plantronics, Inc.	4,000	132,800
Plexus Corp. *	3,700	137,085
Polycom, Inc. *	9,200	299,460
Power-One, Inc. *	9,500	74,670
Presstek, Inc. *	5,100	23,562
QLogic Corp. *	17,044	330,142
QUALCOMM, Inc.	182,600	7,073,924
RadiSys Corp. *	7,200	70,488
Research Frontiers, Inc. (d)*	2,800	8,988
Richardson Electronics Ltd.	4,800	55,152
Riverbed Technology, Inc. *	5,500	170,445
Rofin-Sinar Technologies, Inc. *	3,800	100,928
Rogers Corp. *	2,500	83,675
SanDisk Corp. *	19,500	777,855
Sanmina-SCI Corp. *	8,500	151,555
ScanSource, Inc. *	3,200	89,152
SCM Microsystems, Inc. *	1,200	1,860
SeaChange International, Inc. *	6,350	52,896
Seagate Technology *	52,066	956,452
Sonus Networks, Inc. *	19,400	50,246
STEC, Inc. (d)*	3,500	48,615
Stratasys, Inc. *	2,700	64,368
Sycamore Networks, Inc.	2,790	55,214
Symmetricom, Inc. *	8,450	56,024
Synaptics, Inc. *	5,250	160,755
Tech Data Corp. *	5,300	227,370
Technitrol, Inc.	7,500	40,500
Tekelec *	8,700	157,731
Tellabs, Inc.	38,064	345,621
Teradata Corp. *	23,800	691,866
TESSCO Technologies, Inc.	1,350	34,344
Tollgrade Communications, Inc. *	4,600	29,256
Trimble Navigation Ltd. *	11,792	385,716
TTM Technologies, Inc. *	7,900	85,794
UTStarcom, Inc. *	16,000	45,600
ViaSat, Inc. *	3,500	124,075
Vishay Intertechnology, Inc. *	36,688	381,922
Western Digital Corp. *	23,200	953,288
Xerox Corp.	140,556	1,532,060
Xybernaut Corp. (a) (c)*	1,400	—
Zebra Technologies Corp., Class A *	6,375	185,194
Zygo Corp. *	7,000	66,150

		102,589,360

Telecommunication Services 2.5%
AboveNet, Inc. *	3,000	151,620
Alaska Communication Systems Group, Inc.	5,000	42,800
American Tower Corp., Class A *	43,300	1,767,073
AT&T, Inc.	643,056	16,758,039
Atlantic Tele-Network, Inc.	3,250	179,335
CenturyTel, Inc.	25,359	864,995
Cincinnati Bell, Inc. *	22,268	75,043
Clearwire Corp., Class A (d)*	37,500	289,500
Cogent Communications Group, Inc. *	3,900	39,819
Consolidated Communications Holdings, Inc.	2,622	48,638
Crown Castle International Corp. *	27,776	1,051,322
Frontier Communications Corp.	37,119	295,467
General Communication, Inc., Class A *	10,500	64,575
Global Crossing Ltd. *	4,600	68,310
HickoryTech Corp.	4,600	38,962
Iowa Telecommunications Services, Inc.	2,500	42,100
Leap Wireless International, Inc. *	5,700	104,424
Level 3 Communications, Inc. *	168,000	262,080
MetroPCS Communications, Inc. *	33,000	251,790
NII Holdings, Inc. *	17,400	738,108
NTELOS Holdings Corp.	3,000	58,890
PAETEC Holding Corp. *	8,500	42,330
Premiere Global Services, Inc. *	5,100	47,787
Qwest Communications International, Inc.	151,337	791,493
SBA Communications Corp., Class A *	12,800	452,736
Shenandoah Telecommunications Co.	2,500	44,400
Sprint Nextel Corp. *	301,530	1,281,503
SureWest Communications *	5,500	47,300
Syniverse Holdings, Inc. *	10,400	208,832
Telephone & Data Systems, Inc.	10,600	367,396
tw telecom, Inc. *	17,000	302,600
United States Cellular Corp. *	9,100	382,928
USA Mobility, Inc. *	5,500	76,670
Verizon Communications, Inc.	303,072	8,755,750
Warwick Valley Telephone Co.	1,100	16,610
Windstream Corp.	49,699	549,174

		36,560,399

Transportation 1.9%
AirTran Holdings, Inc. *	14,300	75,504
Alaska Air Group, Inc. *	1,900	78,679
Alexander & Baldwin, Inc.	3,400	120,972
AMERCO *	900	56,205
AMR Corp. *	35,700	263,466
Arkansas Best Corp.	1,100	33,506
Atlas Air Worldwide Holdings, Inc. *	3,000	165,810
C.H. Robinson Worldwide, Inc.	15,000	904,500
Con-way, Inc.	4,500	174,780

20 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Continental Airlines, Inc., Class B *	16,000	357,600
CSX Corp.	42,700	2,393,335
Delta Air Lines, Inc. *	70,000	845,600
Dollar Thrifty Automotive Group, Inc. *	3,500	153,965
Expeditors International of Washington, Inc.	21,200	863,688
FedEx Corp.	31,063	2,795,981
Forward Air Corp.	2,600	72,852
Genco Shipping & Trading Ltd. (d)*	5,500	127,380
Genesee & Wyoming, Inc., Class A *	3,000	117,300
Heartland Express, Inc.	8,941	147,884
Hertz Global Holdings, Inc. *	37,000	535,020
Horizon Lines, Inc., Class A	5,200	28,444
Hub Group, Inc., Class A *	4,400	140,844
J.B. Hunt Transport Services, Inc.	13,000	479,180
JetBlue Airways Corp. *	23,462	131,153
Kansas City Southern *	10,550	427,802
Kirby Corp. *	5,600	235,648
Knight Transportation, Inc.	9,050	192,675
Landstar System, Inc.	15,200	672,144
MAIR Holdings, Inc. (a) (c)*	1,100	3,300
Norfolk Southern Corp.	36,500	2,165,545
Old Dominion Freight Line, Inc. *	4,050	145,314
Pacer International, Inc. *	2,800	18,592
Park-Ohio Holdings Corp. *	2,600	33,462
Pinnacle Airlines Corp. *	7,500	54,825
Republic Airways Holdings, Inc. *	7,500	46,950
Ryder System, Inc.	6,400	297,728
Saia, Inc. *	6,100	101,077
SkyWest, Inc.	7,000	104,860
Southwest Airlines Co.	79,125	1,042,867
UAL Corp. *	14,100	304,278
Union Pacific Corp.	54,000	4,085,640
United Parcel Service, Inc., Class B	91,480	6,324,927
US Airways Group, Inc. *	17,400	123,018
UTI Worldwide, Inc.	9,300	147,405
Werner Enterprises, Inc.	5,832	130,753

		27,722,458

Utilities 3.4%
AGL Resources, Inc.	6,800	268,668
Allegheny Energy, Inc.	17,900	389,862
ALLETE, Inc.	5,233	190,848
Alliant Energy Corp.	11,800	403,560
Ameren Corp.	23,100	599,676
American Electric Power Co., Inc.	49,520	1,698,536
American States Water Co.	2,000	74,640
American Water Works Co., Inc.	20,000	435,600
Aqua America, Inc.	15,094	276,673
Atmos Energy Corp.	9,200	272,136
Avista Corp.	7,800	168,714
Black Hills Corp.	3,900	128,271
California Water Service Group	3,000	116,190
Calpine Corp. *	39,900	543,837
CenterPoint Energy, Inc.	32,100	460,956
Central Vermont Public Services Corp.	6,200	135,222
CH Energy Group, Inc.	1,900	78,698
Chesapeake Utilities Corp.	647	19,488
Cleco Corp.	6,400	175,360
CMS Energy Corp.	23,900	388,614
Consolidated Edison, Inc.	28,400	1,283,680
Constellation Energy Group, Inc.	19,500	689,325
Dominion Resources, Inc.	61,280	2,561,504
DPL, Inc.	14,452	407,257
DTE Energy Co.	17,301	833,389
Duke Energy Corp.	133,756	2,244,426
Dynegy, Inc., Class A *	77,081	102,518
Edison International	37,710	1,296,093
El Paso Electric Co. *	5,300	112,625
Energen Corp.	8,200	400,734
Entergy Corp.	21,700	1,763,993
EQT Corp.	12,800	556,672
Exelon Corp.	74,474	3,246,322
FirstEnergy Corp.	31,717	1,201,123
FPL Group, Inc.	37,900	1,972,695
Great Plains Energy, Inc.	14,341	277,212
Hawaiian Electric Industries, Inc.	10,700	249,845
IDACORP, Inc.	4,200	151,536
Integrys Energy Group, Inc.	7,540	374,059
ITC Holdings Corp.	5,000	279,150
MDU Resources Group, Inc.	19,425	411,810
MGE Energy, Inc.	2,000	73,520
Middlesex Water Co.	3,000	54,180
Mirant Corp. *	17,700	206,382
National Fuel Gas Co.	8,800	457,776
New Jersey Resources Corp.	6,225	234,869
Nicor, Inc.	6,000	261,060
NiSource, Inc.	28,864	470,483
Northeast Utilities	18,124	503,666
Northwest Natural Gas Co.	5,700	270,123
NorthWestern Corp.	7,100	214,562
NRG Energy, Inc. *	27,600	667,092
NSTAR	10,734	392,864
NV Energy, Inc.	24,976	311,950
OGE Energy Corp.	9,500	393,110
ONEOK, Inc.	12,900	633,906
Ormat Technologies, Inc.	2,800	89,208
Pepco Holdings, Inc.	23,300	390,042
PG&E Corp.	38,000	1,664,400
Piedmont Natural Gas Co., Inc.	6,300	173,250
Pinnacle West Capital Corp.	9,800	365,932
PNM Resources, Inc.	8,500	115,515
Portland General Electric Co.	8,200	163,016
PPL Corp.	38,700	958,212
Progress Energy, Inc.	28,959	1,156,043
Public Service Enterprise Group, Inc.	52,800	1,696,464
Questar Corp.	19,200	920,640
RRI Energy, Inc. *	36,125	147,029
SCANA Corp.	12,405	489,625
Sempra Energy	24,675	1,213,516
South Jersey Industries, Inc.	2,500	112,775
Southern Co.	80,800	2,792,448
Southwest Gas Corp.	3,600	111,960
TECO Energy, Inc.	23,700	401,241
The AES Corp. *	69,396	800,830

See financial notes 21

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Empire District Electric Co.	3,500	68,285
The Laclede Group, Inc.	3,300	112,464
UGI Corp.	10,700	294,143
UIL Holdings Corp.	3,166	91,909
Unisource Energy Corp.	3,800	126,616
Unitil Corp.	600	13,248
Vectren Corp.	8,766	219,238
Westar Energy, Inc.	11,700	277,173
WGL Holdings, Inc.	6,000	214,440
Wisconsin Energy Corp.	11,400	598,614
Xcel Energy, Inc.	47,395	1,030,841

		49,196,177

Total Common Stock (Cost $1,189,131,478)		1,420,867,852

Rights 0.0% of net assets

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Indevus Pharmaceuticals, Inc. (a) (c)*	1,800	—

Total Rights (Cost $—)		—

Security	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.9% of net assets

Time Deposit 0.8%
Wells Fargo
0.03%, 05/03/10	12,770,858	12,770,858

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.14%, 06/17/10 (e)	80,000	79,985
0.15%, 06/17/10 (e)	795,000	794,854

		874,839

Total Short-Term Investments (Cost $13,645,690)		13,645,697

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.5% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	7,046,808	7,046,808

Total Collateral Invested for Securities on Loan (Cost $7,046,808)		7,046,808

End of collateral invested for securities on loan.

At 04/30/10 tax basis cost of the fund’s investments was $1,210,284,813 and the unrealized appreciation and depreciation were $393,908,143 and ($169,679,407), respectively, with a net unrealized appreciation of $224,228,736.

*	Non-income producing security.
(a)	Fair-valued by Management in accordance with procedures approved by the Board of Trustees.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	Illiquid security. At the period end, the value of these amounted to $3,300 or 0.0% of net assets.
(d)	All or a portion of this security is on loan.
(e)	All or a portion of this security is held as collateral for open futures contracts.

REIT —	Real Estate Investment Trust.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contracts

Russell 2000 Index, mini, Long, expires 06/18/10	120	8,586,000	445,245
S&P 500 Index, e-mini, Long, expires 06/18/10	55	3,254,350	83,504

			528,749

22 See financial notes

 Schwab International Index Fund

Portfolio Holdings as of April 30, 2010 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

	97.7%	Common Stock	1,063,688,127	1,398,596,928
	0.2%	Preferred Stock	3,705,497	2,873,649
	—%	Warrants	13,912	4,215
	1.3%	Other Investment Company	17,960,478	17,689,750
	0.7%	Short-Term Investment	10,231,648	10,231,648

	99.9%	Total Investments	1,095,599,662	1,429,396,190
	12.0%	Collateral Invested for Securities on Loan	171,234,436	171,234,436
(11	.9)%	Other Assets and Liabilities, Net		(169,292,495)

	100.0%	Total Net Assets		1,431,338,131

	Number	Value
Security	of Shares	($)

Common Stock 97.7% of net assets

Australia 7.5%

Banks 3.0%
Australia & New Zealand Banking Group Ltd.	411,590	9,116,410
Commonwealth Bank of Australia	254,284	13,605,324
National Australia Bank Ltd.	344,393	8,798,848
Westpac Banking Corp.	484,409	12,069,810

		43,590,392

Commercial & Professional Supplies 0.1%
Brambles Ltd.	230,929	1,535,414

Diversified Financials 0.2%
Macquarie Group Ltd.	53,496	2,439,415

Energy 0.5%
Origin Energy Ltd.	135,541	2,038,509
Santos Ltd.	133,270	1,690,784
Woodside Petroleum Ltd.	80,797	3,350,591

		7,079,884

Food & Staples Retailing 0.7%
Wesfarmers Ltd.	186,281	4,993,684
Woolworths Ltd.	197,119	4,924,093

		9,917,777

Insurance 0.5%
AMP Ltd.	338,260	1,941,172
QBE Insurance Group Ltd.	163,842	3,174,345
Suncorp.-Metway Ltd.	202,250	1,671,452

		6,786,969

Materials 1.9%
BHP Billiton Ltd.	545,320	19,934,823
Fortescue Metals Group Ltd. *	199,985	832,263
Newcrest Mining Ltd.	85,513	2,581,266
Rio Tinto Ltd.	70,018	4,574,980

		27,923,332

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
CSL Ltd.	96,972	2,897,655

Real Estate 0.3%
Westfield Group	340,589	4,022,829

Telecommunication Services 0.1%
Telstra Corp., Ltd.	400,295	1,172,820

		107,366,487

Austria 0.2%

Banks 0.1%
Erste Group Bank AG (b)	39,585	1,757,514
Raiffeisen International Bank-Holding AG	7,464	363,426

		2,120,940

Energy 0.1%
OMV AG	25,065	895,642

Utilities 0.0%
Oesterreichische Eletrizitaetswirtschafts-AG A Shares	11,898	442,623

		3,459,205

Belgium 0.8%

Banks 0.1%
Dexia S.A. *	170,582	921,765
KBC GROEP N.V. *	34,679	1,551,600

		2,473,365

Diversified Financials 0.1%
Groupe Bruxelles Lambert S.A. (b)	13,694	1,158,866

Food, Beverage & Tobacco 0.4%
Anheuser-Busch InBev N.V. (b)	120,556	5,848,350

Insurance 0.1%
Ageas (b)*	391,801	1,203,487

Telecommunication Services 0.1%
Belgacom S.A.	25,283	887,918

		11,571,986

Canada 9.4%

Banks 3.0%
Bank of Montreal (b)	88,275	5,482,644
Bank of Nova Scotia	167,304	8,528,255
Canadian Imperial Bank of Commerce	62,110	4,558,891
Royal Bank of Canada	230,968	14,004,055

See financial notes 1

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Toronto-Dominion Bank	143,332	10,653,245

		43,227,090

Diversified Financials 0.1%
IGM Financial, Inc.	17,000	705,739

Energy 2.5%
Cameco Corp.	63,109	1,555,670
Canadian Natural Resources Ltd.	86,888	6,691,522
Canadian Oil Sands Trust	38,147	1,154,775
Enbridge, Inc. (b)	59,980	2,912,791
EnCana Corp.	120,062	3,971,336
Husky Energy, Inc.	41,610	1,176,041
Imperial Oil Ltd.	41,159	1,728,127
Nexen, Inc.	83,274	2,024,875
Suncor Energy, Inc.	251,099	8,589,969
Talisman Energy, Inc.	164,142	2,793,872
TransCanada Corp.	109,582	3,866,331

		36,465,309

Insurance 0.8%
Great-West Lifeco, Inc.	41,000	1,112,788
Manulife Financial Corp.	284,097	5,123,702
Power Corp. of Canada	55,503	1,539,747
Power Financial Corp.	36,366	1,102,651
Sun Life Financial, Inc.	92,057	2,706,972

		11,585,860

Materials 1.7%
Agnico-Eagle Mines Ltd.	25,140	1,594,576
Barrick Gold Corp.	158,121	6,895,806
Goldcorp, Inc.	118,151	5,107,315
Kinross Gold Corp.	109,791	2,096,816
Potash Corp. of Saskatchewan, Inc.	48,480	5,356,281
Teck Resources Ltd., Class B *	84,100	3,305,052

		24,355,846

Media 0.2%
Thomson Reuters Corp.	58,700	2,115,003

Real Estate 0.1%
Brookfield Asset Management, Inc., Class A (b)	78,429	1,990,450

Technology Hardware & Equipment 0.4%
Research In Motion Ltd. *	78,948	5,626,930

Telecommunication Services 0.3%
BCE, Inc.	40,749	1,224,315
Rogers Communications, Inc., Class B	86,778	3,093,357

		4,317,672

Transportation 0.3%
Canadian National Railway Co.	74,978	4,487,018

		134,876,917

Denmark 0.9%

Banks 0.2%
Danske Bank A/S *	90,729	2,368,728

Capital Goods 0.1%
Vestas Wind Systems A/S *	32,766	1,999,302

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Novo Nordisk A/S, Class B	79,293	6,524,059

Transportation 0.1%
AP Moller - Maersk A/S, Series A	85	688,585
AP Moller - Maersk A/S, Series B	168	1,410,563

		2,099,148

		12,991,237

Finland 0.8%

Insurance 0.2%
Sampo Oyj, Class A	77,381	1,902,018

Technology Hardware & Equipment 0.5%
Nokia Corp. (b)	613,039	7,494,725

Utilities 0.1%
Fortum Oyj	67,873	1,753,784

		11,150,527

France 10.4%

Automobiles & Components 0.2%
Compagnie Generale des Etablissements Michelin, Class B	25,879	1,874,788
Renault S.A. *	30,704	1,422,516

		3,297,304

Banks 1.4%
BNP Paribas	146,042	10,031,062
Credit Agricole S.A.	168,718	2,411,828
Natixis *	134,252	686,575
Societe Generale	120,209	6,419,063

		19,548,528

Capital Goods 1.2%
Alstom S.A.	34,388	2,017,771
Areva - CI (b)	1,565	774,044
Bouygues S.A. (b)	37,935	1,879,671
Compagnie de Saint-Gobain	63,235	3,121,621
Schneider Electric S.A. (b)	42,132	4,783,181
Thales S.A.	14,995	558,432
Vinci S.A.	83,016	4,626,090

		17,760,810

Consumer Durables & Apparel 0.5%
Christian Dior S.A.	8,936	951,294
Hermes International	12,189	1,611,577
LVMH Moet Hennessy Louis Vuitton S.A.	43,179	4,969,085

		7,531,956

Consumer Services 0.1%
Accor S.A.	26,524	1,515,533

Energy 1.5%
Total S.A.	381,589	20,761,222

Food & Staples Retailing 0.3%
Carrefour S.A.	95,583	4,684,879

Food, Beverage & Tobacco 0.7%
DANONE S.A. (b)	104,069	6,131,774
Pernod Ricard S.A.	36,366	3,094,043

		9,225,817

2 See financial notes

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Health Care Equipment & Services 0.1%
Essilor International S.A. (b)	32,662	1,991,070

Household & Personal Products 0.3%
L’Oreal S.A. (b)	40,001	4,157,049

Insurance 0.5%
AXA S.A. (b)	318,476	6,328,882
CNP Assurances	5,858	493,107

		6,821,989

Materials 0.5%
Air Liquide S.A. (b)	42,011	4,900,998
Lafarge S.A.	30,325	2,198,629

		7,099,627

Media 0.4%
Vivendi (b)	197,655	5,184,969

Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Sanofi-Aventis	174,281	11,889,183

Real Estate 0.2%
Unibail-Rodamco SE	14,177	2,679,456

Retailing 0.1%
PPR (b)	12,279	1,650,292

Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	358,710	1,143,424

Telecommunication Services 0.5%
France Telecom S.A.	312,491	6,840,940

Utilities 1.0%
Electricite de France	47,726	2,557,817
GDF Suez (b)	233,712	8,311,599
Suez Environnement Co.	43,354	939,620
Veolia Environnement	79,396	2,494,260

		14,303,296

		148,087,344

Germany 7.7%

Automobiles & Components 0.8%
Bayerische Motoren Werke AG	52,349	2,589,022
Daimler AG - Reg’d *	145,662	7,494,820
Volkswagen AG (b)	13,893	1,313,956

		11,397,798

Banks 0.1%
Commerzbank AG (b)*	138,800	1,089,933

Capital Goods 1.0%
MAN SE	16,017	1,511,661
Siemens AG - Reg’d	131,154	12,935,223

		14,446,884

Consumer Durables & Apparel 0.1%
Adidas AG (b)	33,995	2,003,159

Diversified Financials 0.7%
Deutsche Bank AG - Reg’d	99,872	6,970,835
Deutsche Boerse AG	33,755	2,620,481

		9,591,316

Food & Staples Retailing 0.1%
Metro AG (b)	17,793	1,069,670

Health Care Equipment & Services 0.1%
Fresenius Medical Care AG & Co. KGaA (b)	29,500	1,597,241

Household & Personal Products 0.1%
Beiersdorf AG (b)	16,031	908,486

Insurance 0.9%
Allianz SE - Reg’d (b)	73,753	8,455,413
Muenchener Rueckversicherungs-Gesellschaft AG - Reg’d (b)	33,094	4,664,058

		13,119,471

Materials 1.0%
BASF SE (b)	148,324	8,623,349
Linde AG (b)	27,102	3,244,005
ThyssenKrupp AG	54,528	1,773,094

		13,640,448

Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Bayer AG (b)	133,015	8,496,609
Merck KGaA	10,200	838,441

		9,335,050

Software & Services 0.5%
SAP AG	145,232	7,007,164

Telecommunication Services 0.4%
Deutsche Telekom AG - Reg’d	477,162	6,212,767

Transportation 0.1%
Deutsche Post AG - Reg’d	130,927	2,123,575

Utilities 1.2%
E.ON AG (b)	306,345	11,297,310
RWE AG	66,013	5,430,101

		16,727,411

		110,270,373

Greece 0.1%

Banks 0.1%
National Bank of Greece S.A. *	80,846	1,299,831

Food, Beverage & Tobacco 0.0%
Coca Cola Hellenic Bottling Co., S.A.	27,624	749,034

		2,048,865

Hong Kong 1.9%

Banks 0.2%
BOC Hong Kong (Holdings) Ltd.	582,000	1,392,887
Hang Seng Bank Ltd.	116,736	1,590,983

		2,983,870

Capital Goods 0.2%
Hutchison Whampoa Ltd.	337,370	2,315,405

Diversified Financials 0.2%
Hong Kong Exchanges & Clearing Ltd.	174,018	2,843,746

Real Estate 0.8%
Cheung Kong (Holdings) Ltd.	232,628	2,868,733
Hang Lung Properties Ltd.	313,000	1,125,947

See financial notes 3

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Henderson Land Development Co., Ltd.	159,000	1,002,157
Sun Hung Kai Properties Ltd.	242,604	3,363,471
Swire Pacific Ltd., Class A	122,890	1,373,301
The Wharf Holdings Ltd.	221,000	1,195,236

		10,928,845

Retailing 0.1%
Li & Fung Ltd.	404,000	1,947,662

Transportation 0.1%
MTR Corp., Ltd.	213,500	748,178

Utilities 0.3%
CLP Holdings Ltd.	308,580	2,161,719
Hong Kong & China Gas Co., Ltd.	645,200	1,565,611
Hongkong Electric Holdings Ltd.	211,000	1,245,056

		4,972,386

		26,740,092

Ireland 0.4%

Materials 0.2%
CRH plc	111,373	3,184,929

Media 0.2%
WPP plc	204,396	2,167,071

		5,352,000

Italy 3.3%

Automobiles & Components 0.1%
Fiat S.p.A.	117,783	1,545,948

Banks 1.1%
Banca Monte dei Paschi di Siena S.p.A.	595,701	824,790
Intesa Sanpaolo *	1,558,132	5,135,468
UniCredit S.p.A. *	3,113,471	8,159,471
Unione di Banche Italiane S.C.P.A.	102,112	1,264,536

		15,384,265

Capital Goods 0.1%
Finmeccanica S.p.A.	62,819	804,811

Consumer Durables & Apparel 0.1%
Luxottica Group S.p.A.	32,932	902,343

Diversified Financials 0.0%
Mediobanca S.p.A. *	75,844	700,038

Energy 0.9%
Eni S.p.A.	455,101	10,171,194
Saipem S.p.A.	40,507	1,512,586
Tenaris S.A.	74,437	1,494,643

		13,178,423

Insurance 0.3%
Assicurazioni Generali S.p.A.	212,187	4,478,837

Telecommunication Services 0.1%
Telecom Italia S.p.A.	1,629,658	2,278,420

Transportation 0.1%
Atlantia S.p.A.	44,674	950,803

Utilities 0.5%
Enel S.p.A.	1,025,196	5,370,915
Snam Rete Gas S.p.A.	287,008	1,363,034

		6,733,949

		46,957,837

Japan 15.6%

Automobiles & Components 2.3%
Bridgestone Corp.	95,657	1,594,221
Denso Corp.	74,500	2,174,148
Honda Motor Co., Ltd.	257,739	8,721,253
Nissan Motor Co., Ltd. *	337,196	2,933,994
Suzuki Motor Corp.	57,800	1,214,941
Toyota Motor Corp.	431,503	16,672,396

		33,310,953

Banks 1.7%
Mitsubishi UFJ Financial Group, Inc.	2,133,609	11,118,302
Mizuho Financial Group, Inc.	2,416,534	4,653,100
Resona Holdings, Inc.	88,700	1,083,340
Sumitomo Mitsui Financial Group, Inc.	212,746	7,035,901

		23,890,643

Capital Goods 2.0%
Daikin Industries Ltd.	41,300	1,557,434
Fanuc Ltd.	29,300	3,459,915
Itochu Corp.	216,000	1,871,349
Komatsu Ltd.	140,609	2,834,300
Kubota Corp.	156,000	1,370,183
Mitsubishi Corp.	245,500	5,815,375
Mitsubishi Electric Corp. *	303,000	2,700,483
Mitsubishi Heavy Industries Ltd.	547,000	2,203,358
Mitsui & Co., Ltd.	265,000	3,982,710
Sumitomo Corp.	183,000	2,203,667
Sumitomo Electric Industries Ltd.	116,900	1,438,566

		29,437,340

Commercial & Professional Supplies 0.2%
Dai Nippon Printing Co., Ltd.	94,000	1,302,254
Secom Co., Ltd.	33,500	1,454,419

		2,756,673

Consumer Durables & Apparel 0.8%
Panasonic Corp.	304,912	4,468,444
Sharp Corp.	130,785	1,693,928
Sony Corp.	160,500	5,495,355

		11,657,727

Diversified Financials 0.3%
Nomura Holdings, Inc.	591,800	4,090,587

Energy 0.1%
Inpex Corp.	136	957,047

Food & Staples Retailing 0.2%
Seven & i Holdings Co., Ltd.	122,203	3,124,863

Food, Beverage & Tobacco 0.3%
Japan Tobacco, Inc.	732	2,536,706
Kirin Holdings Co., Ltd.	136,000	1,948,437

		4,485,143

4 See financial notes

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Health Care Equipment & Services 0.1%
Terumo Corp.	25,000	1,273,636

Household & Personal Products 0.1%
Kao Corp.	79,619	1,941,261

Insurance 0.4%
MS&AD Insurance Group Holdings, Inc.	77,062	2,214,957
Tokio Marine Holdings, Inc.	121,999	3,631,986

		5,846,943

Materials 0.8%
JFE Holdings, Inc.	75,700	2,699,603
Nippon Steel Corp.	870,000	3,086,636
Shin-Etsu Chemical Co., Ltd.	64,560	3,721,597
Sumitomo Metal Industries Ltd.	542,000	1,471,205

		10,979,041

Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Astellas Pharma, Inc.	71,370	2,499,014
Chugai Pharmaceutical Co., Ltd.	32,900	595,218
Daiichi Sankyo Co., Ltd.	100,500	1,746,523
Eisai Co., Ltd.	40,000	1,367,139
Takeda Pharmaceutical Co., Ltd.	119,900	5,147,943

		11,355,837

Real Estate 0.4%
Mitsubishi Estate Co., Ltd.	187,502	3,380,188
Mitsui Fudosan Co., Ltd.	131,777	2,440,412

		5,820,600

Retailing 0.1%
Fast Retailing Co., Ltd.	9,000	1,363,788

Semiconductors & Semiconductor Equipment 0.1%
Tokyo Electron Ltd.	26,500	1,737,413

Software & Services 0.5%
Nintendo Co., Ltd.	17,239	5,791,049
Yahoo! Japan Corp.	2,178	833,915

		6,624,964

Technology Hardware & Equipment 2.1%
Canon, Inc.	182,195	8,334,198
FUJIFILM Holdings Corp.	72,811	2,495,342
Fujitsu Ltd.	302,000	2,123,652
Hitachi Ltd. *	657,079	2,887,945
Hoya Corp.	66,507	1,839,514
Keyence Corp.	6,200	1,481,458
Kyocera Corp.	26,600	2,670,807
Murata Manufacturing Co., Ltd.	31,574	1,868,507
Nidec Corp.	16,800	1,723,670
Ricoh Co., Ltd.	94,000	1,596,837
Toshiba Corp. *	602,178	3,471,278

		30,493,208

Telecommunication Services 0.9%
KDDI Corp.	480	2,314,330
Nippon Telegraph & Telephone Corp.	84,378	3,434,485
NTT DoCoMo, Inc.	2,404	3,740,121
SOFTBANK Corp.	137,600	3,077,401

		12,566,337

Transportation 0.4%
Central Japan Railway Co.	268	2,182,294
East Japan Railway Co.	54,760	3,663,102

		5,845,396

Utilities 1.0%
Chubu Electric Power Co., Inc.	102,100	2,372,154
Kyushu Electric Power Co., Inc.	64,493	1,304,748
The Kansai Electric Power Co., Inc.	116,000	2,581,063
The Tokyo Electric Power Co., Inc.	181,890	4,564,782
Tohoku Electric Power Co., Inc.	72,800	1,484,556
Tokyo Gas Co., Ltd.	363,201	1,543,443

		13,850,746

		223,410,146

Netherlands 2.6%

Capital Goods 0.4%
European Aeronautic Defence & Space Co.	61,252	1,137,632
Koninklijke Philips Electronics N.V.	156,362	5,250,500

		6,388,132

Diversified Financials 0.4%
ING Groep N.V. CVA *	619,520	5,468,078

Food & Staples Retailing 0.2%
Koninklijke Ahold N.V.	192,276	2,636,509

Food, Beverage & Tobacco 0.8%
Heineken Holding N.V. (b)	17,017	696,564
Heineken N.V.	39,103	1,823,285
Unilever N.V.	274,655	8,355,771

		10,875,620

Insurance 0.1%
Aegon N.V. *	251,125	1,756,366

Materials 0.2%
Akzo Nobel N.V. (b)	38,912	2,301,041

Semiconductors & Semiconductor Equipment 0.1%
ASML Holding N.V.	69,218	2,271,159

Telecommunication Services 0.3%
Koninklijke (Royal) KPN N.V. (b)	269,026	4,036,188

Transportation 0.1%
TNT N.V.	63,119	1,928,902

		37,661,995

Norway 0.6%

Banks 0.1%
DnB NOR A.S.A. (b)*	143,336	1,696,397

Energy 0.4%
Statoil A.S.A.	191,911	4,640,351

Telecommunication Services 0.1%
Telenor A.S.A. *	121,019	1,720,413

		8,057,161

See financial notes 5

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Portugal 0.2%

Energy 0.1%
Galp Energia, SGPS, S.A., B Shares	44,444	712,540

Utilities 0.1%
EDP - Energias de Portugal S.A.	451,730	1,616,633

		2,329,173

Singapore 1.0%

Banks 0.6%
DBS Group Holdings Ltd.	264,246	2,909,609
Oversea-Chinese Banking Corp., Ltd.	437,552	2,778,848
United Overseas Bank Ltd.	201,233	2,944,021

		8,632,478

Food, Beverage & Tobacco 0.1%
Wilmar International Ltd.	277,000	1,390,829

Real Estate 0.1%
Capitaland Ltd.	503,000	1,358,715

Telecommunication Services 0.1%
Singapore Telecommunications Ltd.	1,140,237	2,515,117

Transportation 0.1%
Singapore Airlines Ltd.	87,000	955,148

		14,852,287

Spain 3.9%

Banks 1.8%
Banco Bilbao Vizcaya Argentaria S.A.	614,226	8,078,404
Banco Popular Espanol S.A.	162,673	1,151,816
Banco Santander S.A. (b)	1,334,375	16,967,039

		26,197,259

Capital Goods 0.1%
ACS, Actividades de Construccion y Servicios S.A.	33,875	1,536,087

Diversified Financials 0.0%
Criteria Caixacorp S.A.	111,160	554,362

Energy 0.2%
Compania Espanola de Petroleos S.A.	10,578	298,727
Repsol YPF S.A.	129,353	3,037,173

		3,335,900

Insurance 0.0%
Mapfre S.A.	101,190	331,208

Retailing 0.2%
Industria de Diseno Textil S.A.	34,317	2,123,988

Telecommunication Services 1.1%
Telefonica S.A. (b)	662,958	15,006,186

Transportation 0.1%
Abertis Infraestructuras S.A.	46,952	817,676

Utilities 0.4%
Gas Natural SDG S.A.	42,673	728,546
Iberdrola Renovables S.A.	135,889	526,817
Iberdrola S.A.	637,161	5,056,531

		6,311,894

		56,214,560

Sweden 2.0%

Banks 0.6%
Nordea Bank AB	519,900	5,072,261
Skandinaviska Enskilda Banken AB, A Shares *	271,211	1,848,776
Svenska Handelsbanken AB, A Shares (b)	78,297	2,195,561

		9,116,598

Capital Goods 0.5%
Atlas Copco AB, A Shares (b)	107,348	1,726,594
Sandvik AB (b)	171,265	2,454,718
Volvo AB, B Shares *	188,427	2,337,706

		6,519,018

Retailing 0.3%
Hennes & Mauritz AB, B Shares (b)	77,432	4,940,831

Technology Hardware & Equipment 0.4%
Telefonaktiebolaget LM Ericsson, B Shares	478,085	5,517,354

Telecommunication Services 0.2%
TeliaSonera AB	356,757	2,445,275

		28,539,076

Switzerland 8.1%

Capital Goods 0.5%
ABB Ltd. - Reg’d *	372,453	7,144,206

Commercial & Professional Supplies 0.2%
Adecco S.A. - Reg’d	23,517	1,383,220
SGS S.A. - Reg’d	754	979,407

		2,362,627

Consumer Durables & Apparel 0.1%
Compagnie Financiere Richemont S.A., Series A	51,737	1,908,263

Diversified Financials 1.2%
Credit Suisse Group AG - Reg’d	167,302	7,678,784
GAM Holding Ltd. *	59,706	741,638
UBS AG - Reg’d *	577,996	8,954,410

		17,374,832

Food, Beverage & Tobacco 2.0%
Nestle S.A. - Reg’d	593,078	29,019,842

Insurance 0.6%
Swiss Reinsurance Co., Ltd. - Reg’d	60,234	2,612,255
Zurich Financial Services AG	23,962	5,312,248

		7,924,503

Materials 0.5%
Holcim Ltd. - Reg’d	42,300	3,152,136
Syngenta AG - Reg’d	15,671	3,970,554

		7,122,690

6 See financial notes

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Pharmaceuticals, Biotechnology & Life Sciences 2.8%
Novartis AG - Reg’d	427,160	21,778,644
Roche Holding AG	114,157	18,024,148
Roche Holding AG - Bearer Shares	4,288	698,810

		40,501,602

Telecommunication Services 0.1%
Swisscom AG - Reg’d	3,760	1,276,003

Transportation 0.1%
Kuehne & Nagel International AG - Reg’d	8,541	893,811

Utilities 0.0%
Alpiq Holding AG - Reg’d (b)	997	370,283

		115,898,662

United Kingdom 20.2%

Banks 3.9%
Barclays plc	1,865,129	9,580,812
HSBC Holdings plc	2,833,222	28,849,005
Lloyds Banking Group plc *	8,502,668	8,506,844
Royal Bank of Scotland Group plc *	2,730,432	2,234,318
Standard Chartered plc	261,509	6,975,612

		56,146,591

Capital Goods 0.4%
BAE Systems plc	579,039	3,034,867
Rolls-Royce Group plc *	296,911	2,616,217
Rolls-Royce Group plc, C Shares (a) (a)*	26,721,990	40,886

		5,691,970

Consumer Services 0.2%
Compass Group plc	297,652	2,420,736

Energy 4.9%
BG Group plc	548,480	9,270,746
BP plc	3,050,811	26,608,829
Royal Dutch Shell plc, B Share	442,680	13,346,120
Royal Dutch Shell plc, Class A	588,320	18,460,306
Tullow Oil plc	143,761	2,503,801

		70,189,802

Food & Staples Retailing 0.7%
Tesco plc	1,280,582	8,493,719
William Morrison Supermarkets plc	342,461	1,515,119

		10,008,838

Food, Beverage & Tobacco 2.3%
Associated British Foods plc	56,501	868,006
British American Tobacco plc	326,828	10,276,984
Diageo plc	406,964	6,940,820
Imperial Tobacco Group plc	164,040	4,673,173
SABMiller plc	147,342	4,619,178
Unilever plc	208,124	6,254,154

		33,632,315

Household & Personal Products 0.3%
Reckitt Benckiser Group plc	96,555	5,015,822

Insurance 0.4%
Aviva plc	449,538	2,376,421
Prudential plc	411,461	3,612,376

		5,988,797

Materials 2.6%
Anglo American plc *	216,112	9,179,513
Antofagasta plc	62,400	946,097
BHP Billiton plc	364,015	11,113,514
Rio Tinto plc	218,074	11,274,518
Xstrata plc *	309,910	5,083,717

		37,597,359

Media 0.3%
British Sky Broadcasting Group plc	171,592	1,606,180
Pearson plc	130,334	2,082,862

		3,689,042

Pharmaceuticals, Biotechnology & Life Sciences 2.0%
AstraZeneca plc	235,990	10,427,605
GlaxoSmithKline plc	843,549	15,657,074
Shire plc	89,610	1,973,944

		28,058,623

Telecommunication Services 1.5%
BT Group plc	1,259,132	2,422,931
Vodafone Group plc	8,559,909	18,967,478

		21,390,409

Utilities 0.7%
Centrica plc	823,040	3,696,956
National Grid plc	392,585	3,785,666
Scottish & Southern Energy plc	146,282	2,425,920

		9,908,542

		289,738,846

United States 0.1%

Health Care Equipment & Services 0.1%
Synthes, Inc.	9,008	1,022,152

Total Common Stock (Cost $1,063,688,127)		1,398,596,928

Preferred Stock 0.2% of net assets

Germany 0.2%

Automobiles & Components 0.2%
Porsche Automobil Holding SE	13,600	787,001
Volkswagen AG	21,598	2,086,648

Total Preferred Stock (Cost $3,705,497)		2,873,649

Warrants 0.0% of net assets

Hong Kong 0.0%
Henderson Land Development (a) (a)*	31,800	—

See financial notes 7

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Italy 0.0%
Unione di Banche Italiane S.C.P.A. *	102,112	4,215

Total Warrants (Cost $13,912)		4,215

Other Investment Company 1.3% of net assets

United States 1.3%
iShares MSCI EAFE Index Fund	325,000	17,689,750

Total Other Investment Company (Cost $17,960,478)		17,689,750

Security	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.7% of net assets

Time Deposit 0.7%
Wells Fargo
0.03%, 05/03/10	10,231,648	10,231,648

Total Short-Term Investment (Cost $10,231,648)		10,231,648

End of Investments.

	Number	% of Net
Security	of Shares	Assets

Collateral Invested for Securities on Loan 12.0% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	171,234,436	171,234,436

Total Collateral Invested for Securities on Loan (Cost $171,234,436)		171,234,436

End of collateral invested for securities on loan.

At 04/30/10, the tax basis cost of the fund’s investments was $1,104,633,304 and the unrealized appreciation and depreciation were $460,889,406 and ($136,126,520), respectively, with a net unrealized appreciation of $324,762,886.

At 04/30/10, the values of certain foreign securities held by the fund aggregating $1,232,098,450 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	All or a portion of this security is on loan.
(a)	Illiquid security. At the period end, the value of these amounted to $40,886 or 0.0% of net assets.

CVA —	Dutch Certificate.
Reg’d —	Registered

8 See financial notes

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Randall W. Merk and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.
(a)	(1)	Code of ethics – not applicable to this semi-annual report.

	(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

	(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust

By:	/s/ Randall W. Merk Randall W. Merk
Chief Executive Officer

Date:	06/11/2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randall W. Merk Randall W. Merk
Chief Executive Officer

Date:	06/11/2010

By:	/s/ George Pereira George Pereira
Principal Financial Officer

Date:	06/11/2010